UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

Item 1: Report(s) to Shareholders.

Annual Report  |  August 31, 2021
Schwab International Equity ETFs

Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab International Dividend Equity ETF	SCHY
Schwab Emerging Markets Equity ETF	SCHE

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended August 31, 2021
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	28.17%
NAV Return[1]	27.62%
FTSE Developed ex US Index (Net)*	27.50%
ETF Category: Morningstar Foreign Large Blend[2]	25.94%
Performance Details	pages 7-9

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	34.15%
NAV Return[1]	33.01%
FTSE Developed Small Cap ex US Liquid Index (Net)*	32.95%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	34.75%
Performance Details	pages 10-12

Schwab International Dividend Equity ETF (Ticker Symbol: SCHY)
Market Price Return[1]	4.56% [3]
NAV Return[1]	4.48% [3]
Dow Jones International Dividend 100 Index	4.46% [3]
ETF Category: Morningstar Foreign Large Value[2]	N/A
Performance Details	pages 13-15

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	19.21%
NAV Return[1]	19.53%
FTSE Emerging Index (Net)*	20.23%
ETF Category: Morningstar Diversified Emerging Markets[2]	24.59%
Performance Details	pages 16-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF under license. The Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	Total returns shown are since the fund’s inception date of April 29, 2021.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
Despite the hopes of last winter and spring that large-scale vaccine distribution would bring the COVID-19 pandemic under control, the spread of the Delta variant of the virus continues to pose significant social, health, and economic challenges across the United States and the world. Nevertheless, during the 12-month period ended August 31, 2021, global economies made dramatic progress toward reopening and renewed growth backed by continued monetary and fiscal support by the U.S. Congress and U.S. Federal Reserve. The U.S. gross domestic product (GDP) growth rate increased by over 6% percent during the first half of 2021 after declining in 2020. U.S. equity markets rallied sharply as well, with the S&P 500® Index, a bellwether for the overall U.S. stock market, gaining 31.2% for the reporting period and repeatedly reaching new record territory. While international markets tended to lag the U.S., many still had solid returns, with the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returning 26.1% over the same period.
At Charles Schwab Investment Management, we believe the varied performance of asset classes during the reporting period reinforces the importance of establishing and maintaining a diversified, long-term investing plan that reflects your risk tolerance and long-term financial goals. Global diversification through investments in equity markets in the U.S., international developed markets, and key emerging markets may help enhance portfolio performance and reduce country-related risk over time. Offering simple, low-cost access to international small-, mid-, and large-cap stocks within both developed and emerging markets, the Schwab International Equity ETFs, including the Schwab International Dividend Equity ETF, which launched on April 29, 2021 with a focus on high dividend yielding international stocks, can serve as part of the core of a diversified portfolio.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Offering simple, low-cost access to international small-, mid-, and large-cap stocks within both developed and emerging markets, the Schwab International Equity ETFs, including the Schwab International Dividend Equity ETF, which launched on April 29, 2021 with a focus on high dividend yielding international stocks, can serve as part of the core of a diversified portfolio.”
Past performance is no guarantee of future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
The Investment Environment

For the 12-month reporting period ended August 31, 2021, international equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Despite persisting COVID-19 pandemic-driven stresses on the global economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on global economic recovery, strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Despite some volatility, the U.S. dollar, as measured against a basket of foreign currencies, ended the reporting period roughly where it began. For the reporting period, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 26.12%, while the MSCI Emerging Markets Index (Net)* returned 21.12%. For comparison, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 31.17% for the reporting period.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Congress and U.S. Federal Reserve (Fed) beginning in March 2020, the U.S. economy began to recover from the dramatic impact of the COVID-19 pandemic. Outside the U.S., global economies continue to wrestle with the fallout of the COVID-19 pandemic and the emergence and spread of the Delta variant. After plummeting demand drove oil prices to deteriorate in early 2020, prices recovered during the reporting period, hitting a one year high in June. In the eurozone, gross domestic product (GDP) growth jumped in the third quarter of 2020, regaining much of its losses from the second quarter of 2020, but turned negative for the fourth quarter of 2020 and first quarter of 2021. GDP growth turned positive for the second quarter of 2021. The United Kingdom, which has been particularly hard-hit by the COVID-19 pandemic, suffered its biggest slump in more than three centuries over the course of 2020, effectively wiping out its growth over the past seven years. After posting a loss in the first quarter of 2021, United Kingdom GDP was positive for the second quarter of 2021 as conditions began to improve. Japan’s economy rebounded sharply in the third quarter of 2020 and posted positive, although smaller, gains in the fourth quarter of 2020. Japan’s economy subsequently contracted in the first quarter of 2021 on a resurgence of COVID-19 cases and slow vaccine rollouts
Asset Class Performance Comparison % returns during the 12 months ended August 31, 2021

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
The Investment Environment (continued)

before posting a small gain for the second quarter of 2021. China, the only major economy to avoid contraction in the face of COVID-19 pandemic-related shocks, maintained positive GDP growth in its third and fourth quarters of 2020. China’s growth accelerated for the first quarter of 2021 and was also positive for the second quarter of 2021. India, after plunging into one of the worst recessions of any major economy, saw its first positive gain in GDP in the fourth quarter of 2020, followed by a positive gain for the first quarter of 2021 and a sharp jump in growth for the second quarter of 2021.
For the most part, central banks around the world maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., the Fed maintained the federal funds rate in a range of 0.00% to 0.25% throughout the reporting period. In developed international markets, most central banks were similarly accommodative. The European Central Bank held its interest rate at 0.00%, unchanged since March 2016, and confirmed it would continue its asset purchase program to help counter the economic impacts of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained its ongoing program of purchasing exchange-traded funds (ETFs) and other assets. The Bank of England maintained its key official bank rate at 0.1% and also reiterated its commitment to its bond-buying program. Emerging markets were mixed. Central banks in China, India, and Pakistan maintained their low rates to help counter the ongoing effects of the COVID-19 pandemic. Indonesia and the Philippines lowered their policy rates. Mexico, Brazil, Russia, and Turkey raised their rates, citing a stronger-than-expected recovery or to counteract the impacts of inflation.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset Management, leads the portfolio management team for passive equity Schwab Funds and Schwab ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF as of August 31, 2021

The Schwab International Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index (the index). The index is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. For the 12-month reporting period ended August 31, 2021, international equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Despite persisting COVID-19 pandemic-driven stresses on the global economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Despite some volatility, the U.S. dollar, as measured against a basket of foreign currencies, ended the reporting period roughly where it began.
Performance. During the 12-month reporting period ended August 31, 2021, the fund generally tracked the index. The fund’s market price return was 28.17% and its NAV return was 27.62% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 27.50%1 during the same period.
Contributors and Detractors. Stocks from Japan were the largest contributors to the total return of the fund. Japanese stocks represented an average weight of approximately 22% of the fund’s investments and returned approximately 20% in U.S. dollar terms for the reporting period. One example from this market is Toyota Motor Corp., which manufactures, sells, leases, and repairs passenger cars, trucks, buses, and their related parts worldwide. The fund’s holdings of Toyota Motor Corp. represented an average weight of approximately 1% of the fund’s investments and returned approximately 36% in U.S. dollar terms for the reporting period.
Stocks from the United Kingdom also contributed to the total return of the fund, representing an average weight of approximately 13% of the fund’s investments and returning approximately 28% in U.S. dollar terms for the reporting period.
Over the reporting period, no markets detracted from the returns of the index or the fund. However, the stock from South Africa, Thungela Resources Ltd., was the smallest contributor to the total return of the fund. The fund’s holdings of Thungela Resources Ltd. represented an average weight of less than 1% of the fund’s investments and returned approximately 18% in U.S. dollar terms for the reporting period. Thungela Resources Ltd. was held by the fund for a limited time in June 2021 after the South African coal business was spun off from Anglo American plc, a global mining company headquartered in the United Kingdom.
Stocks from New Zealand were another smaller contributor to the total return of the fund, representing an average weight of less than 1% of the fund’s investments and returning approximately 3% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2011 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	28.17%	10.15%	7.29%
NAV Return[2]	27.62%	10.20%	7.30%
FTSE Developed ex US Index (Net)[3]	27.50%	10.09%	7.23%
ETF Category: Morningstar Foreign Large Blend[4]	25.94%	9.39%	7.15%
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	1,504
Weighted Average Market Cap (millions)	$80,767
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	6% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	Amount is less than 0.05%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Small-Cap Equity ETF as of August 31, 2021

The Schwab International Small-Cap Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index (the index). The index is comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. For the 12-month reporting period ended August 31, 2021, international equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Despite persisting COVID-19 pandemic-driven stresses on the global economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Despite some volatility, the U.S. dollar, as measured against a basket of foreign currencies, ended the reporting period roughly where it began.
Performance. During the 12-month reporting period ended August 31, 2021, the fund generally tracked the index. The fund’s market price return was 34.15% and its NAV return was 33.01% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 32.95%1 during the same period.
Contributors and Detractors. Stocks from the United Kingdom were the largest contributors to the total return of the fund. Stocks from the United Kingdom represented an average weight of approximately 14% of the fund’s investments and returned approximately 48% in U.S. dollar terms for the reporting period. One example from this market is Royal Mail plc, which provides postal and delivery services. The fund’s holdings of Royal Mail plc represented an average weight of less than 1% of the fund’s investments and returned approximately 189% in U.S. dollar terms for the reporting period.
Stocks from Canada also contributed to the total return of the fund, representing an average weight of approximately 19% of the fund’s investments and returning approximately 32% in U.S. dollar terms for the reporting period.
Over the reporting period, no markets detracted from the returns of the index or the fund. However, stocks from Portugal were the smallest contributors to the total return of the fund. Portuguese stocks represented an average weight of less than 1% of the fund’s investments and returned approximately 34% in U.S. dollar terms for the reporting period. One example from this market is Mota-Engil, SGPS, S.A., a construction and building services company. The fund’s holdings of Mota-Engil, SGPS, S.A. represented an average weight of less than 1% of the fund’s investments and returned approximately 6% in U.S. dollar terms for the reporting period.
Stocks from Hong Kong were another smaller contributor to the total return of the fund, representing an average weight of approximately 1% of the fund’s investments and returning approximately 10% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2011 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	34.15%	10.31%	7.56%
NAV Return[2]	33.01%	10.36%	7.50%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	32.95%	10.20%	7.43%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	34.75%	10.61%	8.37%
Fund Expense Ratio[5]: 0.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	2,253
Weighted Average Market Cap (millions)	$3,488
Price/Earnings Ratio (P/E)	14.5
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	22% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Dividend Equity ETF as of August 31, 2021

The Schwab International Dividend Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of an index composed of high dividend yielding stocks issued by companies outside of the United States. To purse its goal, the fund generally invests in stocks that are included in the Dow Jones International Dividend 100 Index (the index). The 100-component index is derived from constituents of the Dow Jones Global ex-U.S. Large-Cap Index and Dow Jones Global ex-U.S. Mid-Cap Index (excluding real estate investment trusts (REITs)). The index is modified market capitalization weighted. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. For the reporting period of fund inception, April 29, 2021*, through August 31, 2021, many international equity markets generated positive returns, with several key equity market indices ending the reporting period just off record highs. Despite persisting COVID-19 pandemic-driven stresses on the global economy, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise. The U.S. dollar, as measured against a basket of foreign currencies, strengthened slightly over the reporting period, generally reducing the return of overseas investments in U.S. dollar terms.
Performance. During the reporting period of fund inception of April 29, 2021* through August 31, 2021, the fund generally tracked the index. The fund’s market price return was 4.56% and its NAV return was 4.48% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 4.46% during the same period.
Contributors and Detractors. Stocks from Switzerland were the largest contributors to the total of the return of the fund. Swiss stocks represented an average weight of approximately 10% of the fund’s investments and returned approximately 15% in U.S. dollar terms for the reporting period. One example from this market is Roche Holding Ltd., which develops and manufactures pharmaceutical and diagnostic products. The fund’s holdings of Roche Holding Ltd. represented an average weight of approximately 4% of the fund’s investments and returned approximately 21% in U.S. dollar terms for the reporting period.
Stocks from the United Kingdom also contributed to the total return of the fund, representing an average weight of approximately 17% of the fund’s investments and returning approximately 7% in U.S. dollar terms for the reporting period.
Stocks from Australia detracted the most from the total return of the fund. Australian stocks represented an average weight of approximately 11% of the fund’s investments and returned approximately -6% in U.S. dollar term for the reporting period. One example from this market is BHP Group Ltd., a mining company. The fund’s holdings of BHP Group Ltd. represented an average weight of approximately 4% of the fund’s investments and returned approximately -11% in U.S. dollar terms for the reporting period.
Stocks from Italy also detracted from the total return of the fund, representing an average weight of approximately 4% of the fund’s investments and returning approximately -9% in U.S. dollar term for the reporting period.
Management views and portfolio holdings may have changed since the report date.
*	Inception represents the date that the shares began trading in the secondary market.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Dividend Equity ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (April 29, 2021 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	Since Inception*
Fund: Schwab International Dividend Equity ETF (4/29/21)
Market Price Return[2]	4.56%
NAV Return[2]	4.48%
Dow Jones International Dividend 100 Index	4.46%
ETF Category: Morningstar Foreign Large Value[3]	N/A
Fund Expense Ratio[4]: 0.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (4/29/21) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Dividend Equity ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	102
Weighted Average Market Cap (millions)	$75,143
Price/Earnings Ratio (P/E)	14.3
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF as of August 31, 2021

The Schwab Emerging Markets Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index (the index). The index is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. For the 12-month reporting period ended August 31, 2021, international equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Despite persisting COVID-19 pandemic-driven stresses on the global economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Despite some volatility, the U.S. dollar, as measured against a basket of foreign currencies, ended the reporting period roughly where it began.
Performance. During the 12-month reporting period ended August 31, 2021, the fund underperformed the index. The fund’s market price return was 19.21% and its NAV return was 19.53% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 20.23%1 during the same period. The fund’s underperformance relative to the index was primarily a result of the accrual of Indian capital gains tax liability.
Contributors and Detractors. Stocks from China were the largest detractors from the total return of the fund. Chinese stocks represented an average weight of approximately 43% of the fund’s investments and returned approximately -5% in U.S. dollar terms for the reporting period. One example from this market is Alibaba Group Holding Ltd., a multinational technology company. The fund’s holdings of Alibaba Group Holding Ltd. represented an average weight of approximately 2% of the fund’s investments and returned approximately -30% in U.S. dollar terms for the reporting period.
Stocks from Egypt also detracted from the total return of the fund, representing an average weight of less than 1% of the fund’s investments and returning approximately -9% in U.S. dollar terms for the reporting period.
Stocks from Taiwan were the largest contributors to the total return of the fund. Taiwanese stocks represented an average weight of approximately 16% of the fund’s investments and returned approximately 53% in U.S. dollar terms for the reporting period. One example from this market is Taiwan Semiconductor Manufacturing Co., Ltd., which manufactures and markets integrated circuits. The fund’s holdings of Taiwan Semiconductor Manufacturing Co., Ltd. represented an average weight of approximately 7% of the fund’s investments and returned approximately 55% in U.S. dollar terms for the reporting period.
Stocks from India also contributed to the total return of the fund, representing an average weight of approximately 11% of the fund’s investments and returning approximately 55% in U.S. dollar term for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2011 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	19.21%	9.84%	4.57%
NAV Return[2]	19.53%	9.92%	4.64%
FTSE Emerging Index (Net)[3]	20.23%	10.12%	4.85%
ETF Category: Morningstar Diversified Emerging Markets[4]	24.59%	10.24%	4.98%
Fund Expense Ratio[5]: 0.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Annual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	1602
Weighted Average Market Cap (millions)	$135,100
Price/Earnings Ratio (P/E)	13.7
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	15% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	Amount is less than 0.05%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2021 and held through August 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/21	Ending Account Value (Net of Expenses) at 8/31/21	Expenses Paid During Period 3/1/21-8/31/21[2]
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$1,102.50	$0.32
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31
Schwab International Small-Cap Equity ETF
Actual Return	0.11%	$1,000.00	$1,128.40	$0.59
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.65	$0.56
Schwab International Dividend Equity ETF[3],[4]
Actual Return	0.14%	$1,000.00	$1,044.80	$0.49
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.49	$0.71
Schwab Emerging Markets Equity ETF
Actual Return	0.11%	$1,000.00	$ 996.10	$0.55
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.65	$0.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by 365 days of the fiscal year.
[3]	The expense ratio provided for the fund is for the period from 4/29/21 (commencement of operations) through 8/31/21. See financial note 4.
[4]	Actual expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 125 days of the period from commencement of operations on 4/29/21 through 8/31/21, and divided by 365 days of the fiscal year. Hypothetical expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab International Equity ETFs  |  Annual Report

Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$32.11	$30.82	$33.25	$32.51	$28.32
Income (loss) from investment operations:
Net investment income (loss)[1]	0.95	0.77	1.00	0.98	0.88
Net realized and unrealized gains (losses)	7.84	1.49	(2.30)	0.56	4.02
Total from investment operations	8.79	2.26	(1.30)	1.54	4.90
Less distributions:
Distributions from net investment income	(0.85)	(0.97)	(1.13)	(0.80)	(0.71)
Net asset value at end of period	$40.05	$32.11	$30.82	$33.25	$32.51
Total return	27.62%	7.37%	(3.79%)	4.70%	17.76%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06% [2]
Net investment income (loss)	2.59%	2.50%	3.22%	2.91%	2.95%
Portfolio turnover rate[3]	6%	6%	8%	5%	5%
Net assets, end of period (x 1,000)	$28,338,081	$19,843,632	$18,138,537	$16,294,052	$11,413,011

1
Calculated based on the average shares outstanding during the period.
2
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 6.3%
Adbri Ltd.	633,098	1,587,060
Afterpay Ltd. *	293,686	28,888,449
AGL Energy Ltd.	842,829	3,973,081
ALS Ltd.	640,449	5,972,600
Altium Ltd.	145,060	3,169,911
Alumina Ltd.	3,385,700	4,404,501
Amcor plc	2,038,382	26,055,750
AMP Ltd.	4,639,096	3,729,531
Ampol Ltd.	312,297	6,290,356
Ansell Ltd.	177,813	4,677,067
APA Group	1,551,782	10,411,219
Appen Ltd.	147,393	1,156,936
Aristocrat Leisure Ltd.	838,096	27,973,897
ASX Ltd.	255,887	16,414,306
Atlas Arteria Ltd.	1,300,847	6,521,966
Aurizon Holdings Ltd.	2,317,182	6,401,476
AusNet Services Ltd.	2,466,756	3,488,473
Australia & New Zealand Banking Group Ltd.	3,748,216	76,291,825
Bank of Queensland Ltd.	844,501	5,838,745
Beach Energy Ltd.	2,407,519	1,847,512
Bendigo & Adelaide Bank Ltd.	745,658	5,471,439
BHP Group Ltd.	3,907,972	130,268,589
BlueScope Steel Ltd.	665,297	12,253,053
Boral Ltd. *	585,875	2,611,939
Brambles Ltd.	1,943,580	17,201,834
carsales.com Ltd.	295,263	5,416,403
Challenger Ltd.	870,636	4,104,162
Charter Hall Group	591,919	7,726,306
CIMIC Group Ltd. (a)	128,560	1,987,213
Cleanaway Waste Management Ltd.	1,728,428	3,347,537
Cochlear Ltd.	84,376	14,380,556
Coles Group Ltd.	1,691,761	22,354,534
Commonwealth Bank of Australia	2,342,160	171,382,154
Computershare Ltd.	713,973	8,609,817
Crown Resorts Ltd. *	446,368	3,037,183
CSL Ltd.	600,476	136,897,311
CSR Ltd.	662,553	2,639,036
Deterra Royalties Ltd.	565,569	1,798,055
Dexus	1,433,272	11,145,471
Domain Holdings Australia Ltd.	362,653	1,433,893
Domino's Pizza Enterprises Ltd.	79,711	9,131,167
Downer EDI Ltd.	964,391	4,588,411
Endeavour Group Ltd. *	1,664,966	8,882,934
Evolution Mining Ltd.	2,334,819	6,672,033
Flight Centre Travel Group Ltd. *	198,362	2,379,004
Fortescue Metals Group Ltd.	2,093,762	32,134,741
Goodman Group	2,372,968	40,113,976
Harvey Norman Holdings Ltd.	771,394	3,033,100
IDP Education Ltd.	239,296	5,040,314
IGO Ltd.	815,647	5,752,515
Iluka Resources Ltd.	548,171	4,006,307
Incitec Pivot Ltd.	2,539,049	5,010,292
Insurance Australia Group Ltd.	3,280,669	12,563,826
Security	Number of Shares	Value ($)
IOOF Holdings Ltd.	873,967	3,040,396
James Hardie Industries plc	585,489	22,696,059
JB Hi-Fi Ltd.	151,002	5,053,375
Lendlease Corp., Ltd.	914,141	7,977,112
Macquarie Group Ltd.	435,293	53,045,638
Magellan Financial Group Ltd.	188,960	5,985,315
Medibank Pvt Ltd.	3,625,987	9,407,686
Metcash Ltd.	1,380,701	4,117,068
Mineral Resources Ltd.	182,323	7,316,799
Mirvac Group	5,257,699	11,988,877
National Australia Bank Ltd.	4,335,822	87,871,797
Newcrest Mining Ltd.	1,080,075	19,529,081
NEXTDC Ltd. *	613,625	5,937,713
Northern Star Resources Ltd.	1,516,679	10,818,616
Nufarm Ltd. *	425,810	1,391,078
Oil Search Ltd.	2,720,782	7,436,927
Orica Ltd.	539,295	5,190,873
Origin Energy Ltd.	2,325,215	7,562,255
Orora Ltd.	1,118,864	2,788,431
OZ Minerals Ltd.	421,968	7,268,877
Perpetual Ltd.	81,397	2,514,600
Platinum Asset Management Ltd.	465,501	1,354,041
Qantas Airways Ltd. *	967,217	3,598,072
QBE Insurance Group Ltd.	1,924,739	16,641,206
Qube Holdings Ltd.	1,878,356	4,338,036
Ramsay Health Care Ltd.	231,407	11,652,629
REA Group Ltd.	65,389	7,335,695
Reece Ltd.	357,298	5,452,420
Rio Tinto Ltd.	489,518	40,091,054
Santos Ltd.	2,373,745	10,495,850
Scentre Group	6,913,546	14,400,379
SEEK Ltd.	457,292	10,875,252
Seven Group Holdings Ltd.	179,362	2,785,592
Shopping Centres Australasia Property Group	1,506,809	2,951,353
Sims Ltd.	213,030	2,360,305
Sonic Healthcare Ltd.	625,582	19,842,764
South32 Ltd.	6,208,395	14,247,451
Stockland	3,187,914	10,764,076
Suncorp Group Ltd.	1,688,182	15,397,920
Sydney Airport *	1,762,671	10,267,336
Tabcorp Holdings Ltd.	2,771,070	9,700,882
Telstra Corp., Ltd.	5,467,145	15,343,344
The GPT Group	2,614,857	9,268,680
The Star Entertainment Grp Ltd. *	1,179,994	3,518,586
TPG Telecom Ltd.	476,716	2,146,192
Transurban Group	3,597,735	37,363,835
Treasury Wine Estates Ltd.	977,345	9,021,514
Vicinity Centres	4,994,364	6,314,726
Washington H Soul Pattinson & Co., Ltd.	122,349	3,202,980
Wesfarmers Ltd.	1,489,683	65,269,644
Westpac Banking Corp.	4,833,696	91,214,476
Whitehaven Coal Ltd. *	1,137,040	2,102,444
WiseTech Global Ltd.	107,319	3,791,503
Woodside Petroleum Ltd.	1,258,516	17,926,635
Woolworths Group Ltd.	1,671,080	50,989,637

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Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Worley Ltd.	425,059	3,255,657
Xero Ltd. *	165,427	18,355,388
		1,791,045,893

Austria 0.2%
ANDRITZ AG	88,856	5,103,948
Erste Group Bank AG	371,831	14,862,091
OMV AG	184,628	10,228,112
Raiffeisen Bank International AG	177,796	4,268,943
Telekom Austria AG *	212,774	1,888,790
Verbund AG	86,999	9,525,232
voestalpine AG	156,079	7,074,945
		52,952,061

Belgium 0.8%
Ackermans & van Haaren N.V.	29,339	5,402,780
Ageas S.A. N.V.	236,555	11,825,865
Anheuser-Busch InBev S.A.	1,107,438	67,965,202
Argenx SE *	67,623	22,814,136
Elia Group S.A. N.V.	46,265	5,810,875
Etablissements Franz Colruyt N.V.	66,176	3,701,984
Groupe Bruxelles Lambert S.A.	140,448	16,098,380
KBC Group N.V.	364,981	30,736,240
Proximus SADP	191,678	3,757,150
Sofina S.A.	20,412	9,021,293
Solvay S.A.	90,909	11,906,430
Telenet Group Holding N.V.	65,890	2,506,066
UCB S.A.	158,770	18,157,245
Umicore S.A.	271,668	17,875,279
Warehouses De Pauw CVA	180,463	8,295,288
		235,874,213

Canada 7.8%
Agnico Eagle Mines Ltd.	324,504	18,643,604
Alimentation Couche-Tard, Inc., B Shares	1,056,859	42,637,338
Bank of Montreal	853,388	84,795,155
Barrick Gold Corp.	2,338,144	46,923,857
Bausch Health Cos., Inc. *	407,988	11,868,507
BCE, Inc.	402,287	20,947,639
Brookfield Asset Management Reinsurance Partners Ltd. A *	11,812	720,694
Brookfield Asset Management, Inc., Class A	1,833,290	101,830,907
Canadian Imperial Bank of Commerce	577,418	66,320,934
Canadian National Railway Co.	780,790	91,694,089
Canadian Natural Resources Ltd.	1,544,050	51,014,195
Canadian Pacific Railway Ltd.	879,655	60,346,846
Canadian Tire Corp., Ltd., Class A	74,940	11,386,444
Canadian Utilities Ltd., Class A	172,040	4,861,748
Canopy Growth Corp. *	327,978	5,634,790
Cenovus Energy, Inc.	1,668,871	13,827,468
CGI, Inc. *	292,508	26,101,533
Constellation Software, Inc.	25,318	42,839,943
Dollarama, Inc.	388,981	17,709,078
Enbridge, Inc.	2,669,735	104,896,405
Fairfax Financial Holdings Ltd.	34,818	15,387,812
Fortis, Inc.	614,631	28,113,538
Franco-Nevada Corp.	250,524	36,488,697
George Weston Ltd.	97,169	10,457,788
Great-West Lifeco, Inc.	356,924	11,024,211
Hydro One Ltd.	411,296	10,220,151
IGM Financial, Inc.	108,267	3,942,045
Imperial Oil Ltd.	300,427	7,938,320
Intact Financial Corp.	189,216	25,729,423
Security	Number of Shares	Value ($)
Loblaw Cos. Ltd.	215,213	15,138,910
Magna International, Inc.	369,486	29,131,397
Manulife Financial Corp.	2,561,867	49,812,110
Metro, Inc.	327,346	16,649,015
National Bank of Canada	443,621	35,155,468
Nutrien Ltd.	752,465	45,672,509
Pembina Pipeline Corp.	726,916	22,118,403
Power Corp. of Canada	720,286	24,817,989
Restaurant Brands International, Inc.	399,942	25,655,283
Rogers Communications, Inc., B Shares	467,722	23,792,324
Royal Bank of Canada	1,879,312	192,742,322
Saputo, Inc.	309,403	8,689,679
Shaw Communications, Inc., B Shares	570,658	16,767,722
Shopify, Inc., Class A *	148,749	226,786,164
Sun Life Financial, Inc.	776,401	39,912,166
Suncor Energy, Inc.	1,987,949	37,064,123
TC Energy Corp.	1,291,111	61,201,716
Teck Resources Ltd., Class B	606,573	13,656,473
TELUS Corp.	534,514	12,296,381
The Bank of Nova Scotia	1,600,264	98,967,777
The Toronto-Dominion Bank	2,404,097	155,872,011
Thomson Reuters Corp.	221,409	25,830,028
Waste Connections, Inc.	344,829	44,488,167
Wheaton Precious Metals Corp.	597,906	26,903,759
		2,223,425,055

Denmark 2.2%
Ambu A/S, Class B	224,384	7,091,415
AP Moller - Maersk A/S, A Shares	5,623	15,218,164
AP Moller - Maersk A/S, B Shares	7,574	21,484,223
Carlsberg A/S, B Shares	129,095	22,530,688
Chr Hansen Holding A/S	136,070	12,553,296
Coloplast A/S, B Shares	175,694	30,426,463
Danske Bank A/S	871,390	14,641,084
Demant A/S *	138,965	7,874,871
DSV PANALPINA A/S	259,899	66,213,941
Genmab A/S *	78,561	37,186,425
GN Store Nord A/S	170,970	12,861,049
H. Lundbeck A/S	82,403	2,433,562
Novo Nordisk A/S, B Shares	2,133,984	212,624,389
Novozymes A/S, B Shares	262,077	21,166,342
Orsted A/S	249,610	39,661,200
Pandora A/S	128,646	15,397,047
Rockwool International A/S, B Shares	8,208	4,342,526
SimCorp A/S	52,667	7,179,603
Tryg A/S	415,720	10,290,965
Vestas Wind Systems A/S	1,337,691	53,997,289
		615,174,542

Finland 1.2%
Elisa Oyj	191,835	12,282,730
Fortum Oyj	562,093	17,065,795
Huhtamaki Oyj	122,206	6,521,904
Kesko Oyj, B Shares	352,994	14,567,537
Kojamo Oyj	263,998	6,419,707
Kone Oyj, B Shares	517,563	42,913,615
Metso Outotec Oyj	808,683	8,633,487
Neste Oyj	551,174	33,533,626
Nokia Oyj *	7,415,919	44,470,915
Nokian Renkaat Oyj	179,431	6,822,375
Nordea Bank Abp	4,682,704	54,928,706
Orion Oyj, Class B	138,452	5,643,431
Sampo Oyj, A Shares	667,749	34,477,788
Stora Enso Oyj, R Shares	760,698	14,883,778

22
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
UPM-Kymmene Oyj	702,762	28,562,267
Wartsila Oyj Abp	635,252	9,002,343
		340,730,004

France 9.0%
Accor S.A. *	245,460	8,449,201
Aeroports de Paris *	36,111	4,238,850
Air Liquide S.A.	612,817	109,826,506
Airbus SE *	733,897	100,234,181
ALD S.A.	107,490	1,509,949
Alstom S.A.	393,518	16,908,822
Amundi S.A.	75,005	7,096,450
Arkema S.A.	87,380	11,593,798
Atos SE	124,093	6,439,503
AXA S.A.	2,533,875	71,128,625
BioMerieux	55,137	6,759,227
BNP Paribas S.A.	1,428,556	90,606,944
Bollore S.A.	1,341,409	7,933,162
Bouygues S.A.	284,427	11,895,682
Bureau Veritas S.A.	373,098	12,380,299
Capgemini SE	206,665	46,388,533
Carrefour S.A.	769,561	15,307,009
Casino Guichard Perrachon S.A. *(a)	74,582	2,163,150
Cie de Saint-Gobain	623,317	45,170,405
Cie Generale des Etablissements Michelin S.C.A.	229,911	37,195,137
Cie Plastic Omnium S.A.	75,396	2,271,310
CNP Assurances	191,599	3,278,377
Covivio	64,337	6,115,218
Credit Agricole S.A.	1,543,713	22,249,979
Danone S.A.	793,395	57,945,131
Dassault Aviation S.A.	3,550	4,002,019
Dassault Systemes SE	881,580	50,269,109
Edenred	325,804	18,460,566
Eiffage S.A.	101,230	10,518,116
Electricite de France S.A.	674,883	9,141,734
Engie S.A.	2,194,190	31,423,460
EssilorLuxottica S.A.	389,204	76,385,767
Eurazeo SE	57,705	5,933,063
Eurofins Scientific SE	160,016	22,682,006
Euronext N.V.	110,612	12,828,686
Faurecia SE	160,578	7,741,394
Gecina S.A.	67,948	10,551,517
Getlink SE	604,876	9,721,457
Hermes International	40,781	59,910,114
ICADE	43,059	3,700,349
Iliad S.A.	20,104	4,319,179
Imerys S.A.	54,365	2,515,665
Ipsen S.A.	45,361	4,534,306
JCDecaux S.A. *	100,715	2,808,157
Kering S.A.	97,282	77,399,786
Klepierre S.A.	242,264	5,919,794
L'Oreal S.A.	317,424	148,494,787
La Francaise des Jeux SAEM	116,962	6,048,747
Legrand S.A.	354,208	40,524,638
LVMH Moet Hennessy Louis Vuitton SE	329,815	244,031,993
Neoen S.A. *(a)	37,647	1,607,853
Orange S.A.	2,560,291	29,074,468
Orpea S.A.	65,317	8,219,224
Pernod-Ricard S.A.	276,254	58,030,183
Publicis Groupe S.A.	295,135	19,342,720
Remy Cointreau S.A.	31,745	6,250,557
Renault S.A. *	248,135	9,212,045
Rexel S.A. *	397,103	8,304,083
Rubis S.C.A.	124,528	4,823,037
Safran S.A.	461,125	57,841,008
Sanofi	1,437,653	148,697,853
Security	Number of Shares	Value ($)
Sartorius Stedim Biotech	31,568	19,139,009
Schneider Electric SE	697,439	124,563,996
SCOR SE	217,443	6,671,125
SEB S.A.	39,524	6,214,590
Societe Generale S.A.	1,029,893	32,399,380
Sodexo S.A. *	114,519	9,465,576
SOITEC *	27,377	6,540,994
STMicroelectronics N.V.	836,717	37,251,184
Suez S.A.	495,995	11,505,016
Technip Energies N.V. *	152,530	1,992,297
TechnipFMC plc *	623,408	4,143,126
Teleperformance	76,382	33,757,808
Thales S.A.	131,583	13,348,809
Total SE	3,209,050	141,467,384
Ubisoft Entertainment S.A. *	126,364	8,043,047
Valeo S.A.	319,932	9,094,138
Veolia Environnement S.A.	674,048	23,114,491
Vinci S.A.	651,983	69,951,938
Vivendi SE	982,393	37,480,380
Wendel SE	37,237	5,402,241
Worldline S.A. *	320,973	28,519,230
		2,556,420,647

Germany 7.3%
1&1 Drillisch AG	67,293	2,124,118
adidas AG	252,524	89,561,682
Allianz SE	542,521	127,430,491
Aroundtown S.A.	1,579,619	12,094,187
Auto1 Group SE *	90,103	3,919,441
BASF SE	1,204,806	93,183,364
Bayer AG	1,297,886	72,230,324
Bayerische Motoren Werke AG	418,059	39,662,394
Bechtle AG	111,677	8,070,574
Beiersdorf AG	132,649	16,089,153
Brenntag SE	202,682	20,442,019
Carl Zeiss Meditec AG	47,673	10,529,158
Commerzbank AG *	1,388,395	8,702,719
Continental AG *	142,270	19,115,219
Covestro AG	238,822	15,477,259
CTS Eventim AG & Co., KGaA *	79,324	5,114,506
Daimler AG	1,108,806	93,480,879
Delivery Hero SE *	248,197	35,919,838
Deutsche Bank AG *	2,694,274	33,483,821
Deutsche Boerse AG	242,209	41,772,250
Deutsche Lufthansa AG *(a)	403,354	4,040,039
Deutsche Post AG	1,293,469	90,971,195
Deutsche Telekom AG	4,259,924	90,555,474
Deutsche Wohnen SE	456,546	28,326,132
DWS Group GmbH & Co. KGaA	47,137	1,990,901
E.ON SE	2,840,908	37,485,961
Evonik Industries AG	255,132	8,613,474
Evotec SE *	192,132	9,548,369
Fielmann AG	32,419	2,491,311
Fraport AG Frankfurt Airport Services Worldwide *	46,828	3,021,500
Fresenius Medical Care AG & Co. KGaA	270,088	20,736,392
Fresenius SE & Co. KGaA	532,299	27,678,907
Fuchs Petrolub SE	38,375	1,513,011
GEA Group AG	221,743	10,237,292
Hannover Rueck SE	78,538	14,458,146
HeidelbergCement AG	194,722	16,917,657
Hella GmbH & Co. KGaA *	59,373	4,243,056
HelloFresh SE *	196,630	21,187,162
Henkel AG & Co. KGaA	126,551	11,383,293
HOCHTIEF AG	25,867	2,070,252
Infineon Technologies AG	1,716,000	73,055,109
KION Group AG	104,483	11,176,789

23
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Knorr-Bremse AG	86,159	10,338,449
LANXESS AG	117,339	8,551,777
LEG Immobilien SE	94,755	15,100,220
Merck KGaA	171,446	40,719,525
METRO AG	173,311	2,307,717
MTU Aero Engines AG	71,064	16,303,527
Muenchener Rueckversicherungs-Gesellschaft AG	184,401	53,863,938
Nemetschek SE	73,959	7,248,049
ProSiebenSat.1 Media SE	209,878	4,004,885
Puma SE	132,522	16,081,571
QIAGEN N.V. *	293,089	16,215,929
Rational AG	4,534	5,184,100
Rheinmetall AG	58,519	5,722,481
RTL Group S.A. *	52,763	3,279,255
RWE AG	833,571	32,560,176
SAP SE	1,465,353	220,477,130
Scout24 AG	116,049	9,753,686
Siemens AG	991,956	164,917,142
Siemens Energy AG *	497,385	14,431,848
Siemens Healthineers AG	362,720	25,219,366
Symrise AG	167,242	23,808,939
Talanx AG *	75,091	3,410,911
TeamViewer AG *	209,699	6,983,077
Telefonica Deutschland Holding AG	982,880	2,757,891
ThyssenKrupp AG *	606,182	6,750,661
TRATON SE	63,018	1,859,739
Uniper SE	123,144	4,888,634
United Internet AG	143,643	6,207,712
Varta AG (a)	18,831	3,000,921
Volkswagen AG	41,912	14,011,319
Vonovia SE	746,011	50,336,710
Wacker Chemie AG	19,444	3,427,979
Zalando SE *	288,013	31,890,572
		2,071,720,654

Hong Kong 2.8%
AAC Technologies Holdings, Inc.	920,505	5,130,783
AIA Group Ltd.	16,015,025	191,401,515
ASM Pacific Technology Ltd.	410,785	4,890,958
BOC Aviation Ltd.	311,827	2,337,495
BOC Hong Kong Holdings Ltd.	4,765,926	14,461,977
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	—
Budweiser Brewing Co. APAC Ltd.	2,290,008	5,729,915
Cathay Pacific Airways Ltd. *(a)	1,566,736	1,315,459
Champion REIT	3,335,495	1,899,907
Chow Tai Fook Jewellery Group Ltd.	2,321,043	4,703,355
CK Asset Holdings Ltd.	3,161,092	20,606,937
CK Hutchison Holdings Ltd.	3,544,578	25,864,183
CK Infrastructure Holdings Ltd.	850,124	5,164,787
CLP Holdings Ltd.	2,202,994	22,023,283
Dairy Farm International Holdings Ltd.	425,771	1,502,972
ESR Cayman Ltd. *	2,488,704	7,583,854
First Pacific Co., Ltd.	3,674,345	1,370,081
Galaxy Entertainment Group Ltd. *	2,851,807	18,279,051
Hang Lung Group Ltd.	1,170,724	2,932,323
Hang Lung Properties Ltd.	2,719,263	6,531,252
Hang Seng Bank Ltd.	959,231	17,168,439
Henderson Land Development Co., Ltd.	1,758,962	7,960,997
Hong Kong & China Gas Co., Ltd.	14,598,206	23,500,233
Hong Kong Exchanges & Clearing Ltd.	1,675,255	105,719,191
Hongkong Land Holdings Ltd.	1,566,428	6,578,998
Huabao International Holdings Ltd.	1,130,042	2,699,657
Hysan Development Co., Ltd.	860,736	3,071,152
Jardine Matheson Holdings Ltd.	272,082	14,779,494
Johnson Electric Holdings Ltd.	463,765	1,063,803
JS Global Lifestyle Co., Ltd.	854,777	2,145,364
Security	Number of Shares	Value ($)
Kerry Logistics Network Ltd.	806,692	2,567,150
Kerry Properties Ltd.	799,738	2,724,971
L'Occitane International S.A.	575,849	1,958,406
Lee & Man Paper Manufacturing Ltd.	1,963,496	1,724,325
Lenovo Group Ltd.	10,176,869	11,279,499
Link REIT	2,768,955	25,473,809
Man Wah Holdings Ltd.	2,021,704	3,779,639
Melco International Development Ltd. *	1,118,460	1,625,052
MGM China Holdings Ltd. *	1,122,888	1,124,714
Microport Scientific Corp.	628,848	3,893,232
Minth Group Ltd.	935,370	3,884,672
MMG Ltd. *	3,173,408	1,538,281
MTR Corp., Ltd.	1,903,969	10,722,655
NagaCorp Ltd.	2,096,760	1,684,989
New World Development Co., Ltd.	1,894,131	8,913,730
Nexteer Automotive Group Ltd.	1,133,760	1,277,008
NWS Holdings Ltd.	1,996,428	1,938,068
PCCW Ltd.	6,251,371	3,263,395
Power Assets Holdings Ltd.	1,813,708	11,392,008
PRADA S.p.A.	694,044	4,105,000
Samsonite International S.A. *	1,702,026	3,562,780
Sands China Ltd. *	3,207,759	10,290,599
Shangri-La Asia Ltd. *	1,730,523	1,521,955
Sino Land Co., Ltd.	4,599,448	6,777,331
SITC International Holdings Co., Ltd.	1,606,690	7,003,258
SJM Holdings Ltd. *	2,454,051	2,136,194
Sun Art Retail Group Ltd.	2,100,112	1,271,838
Sun Hung Kai Properties Ltd.	1,874,188	26,411,439
Swire Pacific Ltd., A Shares	586,187	3,972,054
Swire Pacific Ltd., B Shares	1,754,314	1,906,042
Swire Properties Ltd.	1,462,579	3,958,583
Techtronic Industries Co., Ltd.	1,655,192	36,711,813
The Bank of East Asia Ltd. (a)	1,743,784	2,923,739
The Wharf Holdings Ltd.	1,848,156	6,249,751
Tingyi Cayman Islands Holding Corp.	2,563,475	4,561,772
Uni-President China Holdings Ltd.	1,576,144	1,493,591
United Energy Group Ltd.	11,642,500	1,811,340
Vitasoy International Holdings Ltd.	1,073,264	2,773,773
VTech Holdings Ltd.	228,625	2,220,887
Want Want China Holdings Ltd.	7,214,928	4,907,452
WH Group Ltd.	10,306,446	8,945,015
Wharf Real Estate Investment Co., Ltd.	2,192,113	10,865,649
Wynn Macau Ltd. *	1,947,294	2,193,330
Xinyi Glass Holdings Ltd.	2,725,190	11,458,108
Yue Yuen Industrial Holdings Ltd. *	1,012,388	2,054,104
		801,270,415

Ireland 0.2%
AIB Group plc *	1,061,494	3,201,517
Glanbia plc	250,574	4,469,386
Kerry Group plc, A Shares	203,155	29,784,923
Kingspan Group plc	199,979	22,846,380
		60,302,206

Israel 0.5%
Airport City Ltd. *	101,456	1,859,538
Alony Hetz Properties & Investments Ltd.	139,677	2,062,184
Amot Investments Ltd.	221,885	1,576,310
Azrieli Group Ltd.	49,156	4,599,912
Bank Hapoalim B.M.	1,582,188	13,625,460
Bank Leumi Le-Israel	1,952,593	16,150,984
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,717,873	3,232,180
Big Shopping Centers Ltd. *	14,360	2,111,587
Elbit Systems Ltd.	32,600	4,746,906
Electra Ltd.	2,478	1,482,739

24
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Enlight Renewable Energy Ltd. *	1,350,830	2,926,183
First International Bank of Israel Ltd.	77,851	2,816,366
Gav-Yam Lands Corp., Ltd.	147,913	1,665,305
Harel Insurance Investments & Financial Services Ltd.	163,149	1,604,118
ICL Group Ltd.	937,091	6,636,783
Israel Discount Bank Ltd., A Shares *	1,575,783	8,150,048
Maytronics Ltd.	68,717	1,577,569
Melisron Ltd. *	23,878	1,930,363
Mivne Real Estate KD Ltd.	1,007,421	3,411,789
Mizrahi Tefahot Bank Ltd.	189,351	6,306,282
Nice Ltd. *	83,711	24,451,581
Nova Measuring Instruments Ltd. *	37,256	3,743,334
Paz Oil Co., Ltd. *	13,265	1,336,955
Shapir Engineering and Industry Ltd.	157,856	1,260,877
Shikun & Binui Ltd. *	293,471	1,712,964
Shufersal Ltd.	167,402	1,382,585
Strauss Group Ltd.	73,262	2,120,053
Teva Pharmaceutical Industries Ltd. *	1,314,669	12,606,050
The Phoenix Holdings Ltd.	165,902	1,773,074
Tower Semiconductor Ltd. *	152,308	4,488,778
		143,348,857

Italy 2.1%
A2A S.p.A.	2,110,049	4,632,899
Amplifon S.p.A.	171,566	8,967,806
Assicurazioni Generali S.p.A.	1,688,147	34,415,174
Atlantia S.p.A. *	644,609	12,079,737
Banca Mediolanum S.p.A.	399,859	4,148,997
Buzzi Unicem S.p.A.	131,480	3,489,019
CNH Industrial N.V.	1,300,794	21,497,301
Davide Campari-Milano N.V.	639,085	8,834,112
DiaSorin S.p.A.	30,112	6,869,205
Enel S.p.A.	10,241,810	93,298,055
Eni S.p.A.	3,305,855	40,795,633
EXOR N.V.	134,121	11,177,608
Ferrari N.V.	160,834	34,876,620
FinecoBank Banca Fineco S.p.A. *	808,788	14,908,161
Hera S.p.A.	1,051,882	4,548,323
Infrastrutture Wireless Italiane S.p.A.	475,925	5,657,380
Intesa Sanpaolo S.p.A.	21,831,343	61,785,483
Italgas S.p.A.	680,042	4,506,668
Leonardo S.p.A. *	525,503	4,279,034
Mediobanca Banca di Credito Finanziario S.p.A. *	984,796	11,601,768
Moncler S.p.A.	287,104	18,369,017
Nexi S.p.A. *	573,192	11,939,033
Pirelli & C S.p.A.	606,707	3,633,932
Poste Italiane S.p.A.	588,377	7,976,899
Prysmian S.p.A.	347,582	13,076,355
Recordati Industria Chimica e Farmaceutica S.p.A.	129,037	8,462,991
Snam S.p.A.	2,951,975	17,437,224
Stellantis N.V.	2,666,408	53,294,481
Telecom Italia S.p.A.	14,856,692	6,722,152
Tenaris S.A.	632,280	6,371,053
Terna S.p.A.	1,851,199	14,632,412
UniCredit S.p.A.	2,862,926	35,714,971
UnipolSai Assicurazioni S.p.A.	566,608	1,629,324
		591,628,827

Japan 21.1%
ABC-Mart, Inc.	33,207	1,780,350
Acom Co., Ltd.	515,726	1,995,117
Activia Properties, Inc.	879	3,692,504
Advance Residence Investment Corp.	1,762	6,006,454
Security	Number of Shares	Value ($)
Advantest Corp.	258,297	22,382,919
Aeon Co., Ltd.	928,938	24,686,278
AEON Financial Service Co., Ltd.	150,814	1,777,755
Aeon Mall Co., Ltd.	152,572	2,330,382
AGC, Inc.	245,353	11,881,285
Aica Kogyo Co., Ltd.	71,147	2,389,700
Ain Holdings, Inc.	35,572	2,405,789
Air Water, Inc.	245,371	3,962,208
Aisin Corp.	228,552	8,748,054
Ajinomoto Co., Inc.	643,473	19,000,787
Alfresa Holdings Corp.	228,576	3,622,345
Alps Alpine Co., Ltd.	259,494	2,725,797
Amada Co., Ltd.	421,347	4,280,204
Amano Corp.	93,983	2,390,210
ANA Holdings, Inc. *	206,128	4,888,645
Anritsu Corp. (a)	184,161	3,201,780
Aozora Bank Ltd.	157,576	3,702,018
Ariake Japan Co., Ltd.	25,686	1,456,616
AS One Corp.	15,892	2,365,139
Asahi Group Holdings Ltd.	553,297	25,756,061
Asahi Intecc Co., Ltd.	242,841	7,360,828
Asahi Kasei Corp.	1,632,990	16,885,824
Asics Corp.	222,240	4,723,561
Astellas Pharma, Inc.	2,456,997	41,531,435
Azbil Corp.	178,260	7,747,966
Bandai Namco Holdings, Inc.	257,711	17,924,356
BayCurrent Consulting, Inc.	17,762	8,843,814
Benefit One, Inc.	78,519	3,155,483
Benesse Holdings, Inc.	100,788	2,181,630
Bic Camera, Inc.	202,825	1,977,295
Bridgestone Corp.	765,241	35,273,807
Brother Industries Ltd.	315,173	6,477,887
Calbee, Inc.	99,240	2,462,482
Canon Marketing Japan, Inc.	66,797	1,527,952
Canon, Inc.	1,315,111	31,261,718
Capcom Co., Ltd.	237,459	6,635,710
Casio Computer Co., Ltd.	286,800	4,435,401
Central Japan Railway Co.	239,065	35,089,415
Chubu Electric Power Co., Inc.	937,759	11,344,272
Chugai Pharmaceutical Co., Ltd.	861,353	33,776,704
Coca-Cola Bottlers Japan Holdings, Inc.	193,012	2,695,070
COMSYS Holdings Corp.	144,606	3,893,542
Concordia Financial Group Ltd.	1,476,779	5,739,893
Cosmo Energy Holdings Co., Ltd.	82,814	1,649,345
Cosmos Pharmaceutical Corp.	22,571	4,002,213
Credit Saison Co., Ltd.	209,588	2,388,532
CyberAgent, Inc.	523,832	9,636,487
Dai Nippon Printing Co., Ltd.	364,892	8,688,854
Dai-ichi Life Holdings, Inc.	1,406,885	27,782,969
Daicel Corp.	373,026	3,008,384
Daido Steel Co., Ltd.	50,268	2,296,972
Daifuku Co., Ltd.	126,317	11,176,054
Daiichi Sankyo Co., Ltd.	2,482,287	59,074,635
Daiichikosho Co., Ltd.	51,905	1,757,570
Daikin Industries Ltd.	349,208	87,111,280
Daio Paper Corp.	112,815	2,117,463
Daito Trust Construction Co., Ltd.	86,207	9,479,160
Daiwa House Industry Co., Ltd.	838,113	25,602,651
Daiwa House REIT Investment Corp.	2,734	8,100,464
Daiwa Office Investment Corp.	345	2,487,165
Daiwa Securities Group, Inc.	2,008,677	11,381,772
DeNA Co., Ltd.	126,219	2,224,285
Denka Co., Ltd.	110,167	3,870,787
Denso Corp.	602,794	42,304,221
Dentsu Group, Inc.	294,269	10,928,614
DIC Corp.	113,381	3,266,438
Disco Corp.	36,739	10,718,050
DMG Mori Co., Ltd.	135,608	2,426,773

25
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Dowa Holdings Co., Ltd.	63,930	2,810,685
East Japan Railway Co.	477,648	32,308,413
Ebara Corp.	128,545	6,412,039
Eisai Co., Ltd.	348,059	28,786,311
Electric Power Development Co., Ltd.	229,899	3,440,324
ENEOS Holdings, Inc.	3,975,374	15,418,777
Ezaki Glico Co., Ltd.	77,849	2,947,859
Fancl Corp.	89,736	3,042,660
FANUC Corp.	252,994	55,246,005
Fast Retailing Co., Ltd.	67,568	44,602,506
Food & Life Cos. Ltd.	135,810	5,847,272
FP Corp.	59,720	2,291,278
Fuji Electric Co., Ltd.	165,663	7,185,365
Fuji Kyuko Co., Ltd.	32,224	1,324,334
Fuji Oil Holdings, Inc.	61,752	1,396,812
FUJIFILM Holdings Corp.	466,135	38,475,443
Fujitsu General Ltd.	79,182	1,982,793
Fujitsu Ltd.	247,388	45,712,510
Fukuoka Financial Group, Inc.	219,464	4,061,263
Fukuyama Transporting Co., Ltd.	42,503	1,791,270
Furukawa Electric Co., Ltd.	85,885	1,849,662
Fuyo General Lease Co., Ltd.	25,926	1,793,534
GLP J-REIT	5,486	9,972,276
GMO internet, Inc.	74,750	1,951,420
GMO Payment Gateway, Inc.	52,607	6,929,030
Goldwin, Inc.	46,927	2,874,738
GS Yuasa Corp.	103,118	2,422,607
H.U. Group Holdings, Inc.	72,140	2,134,125
Hakuhodo DY Holdings, Inc.	327,482	5,159,943
Hamamatsu Photonics K.K.	172,144	10,059,753
Hankyu Hanshin Holdings, Inc.	293,166	8,792,845
Haseko Corp.	343,844	4,769,873
Heiwa Corp.	82,605	1,509,086
Hikari Tsushin, Inc.	30,014	5,264,607
Hino Motors Ltd.	354,315	3,073,568
Hirogin Holdings, Inc.	383,477	2,209,548
Hirose Electric Co., Ltd.	44,793	7,473,655
Hisamitsu Pharmaceutical Co., Inc.	95,910	3,850,019
Hitachi Construction Machinery Co., Ltd.	137,971	3,962,302
Hitachi Ltd.	1,219,802	67,563,218
Hitachi Metals Ltd. *	250,215	4,839,859
Hitachi Transport System Ltd.	43,450	1,821,293
Hokuriku Electric Power Co.	226,538	1,226,926
Honda Motor Co., Ltd.	2,254,623	68,586,838
Horiba Ltd.	54,373	3,895,098
Hoshizaki Corp.	69,664	6,550,420
House Foods Group, Inc.	97,017	3,117,331
Hoya Corp.	470,880	76,208,323
Hulic Co., Ltd.	498,725	5,856,137
Ibiden Co., Ltd.	140,473	7,595,209
Idemitsu Kosan Co., Ltd.	311,591	7,482,041
IHI Corp. *	185,490	4,129,879
Iida Group Holdings Co., Ltd.	184,777	4,702,681
Industrial & Infrastructure Fund Investment Corp.	2,419	4,870,588
Inpex Corp.	1,191,436	8,220,540
IR Japan Holdings Ltd.	11,481	1,375,295
Isetan Mitsukoshi Holdings Ltd.	454,797	3,055,163
Isuzu Motors Ltd.	694,546	8,800,364
Ito En Ltd.	75,172	4,762,399
ITOCHU Corp.	1,784,026	53,767,614
Itochu Techno-Solutions Corp.	131,271	4,068,612
Iwatani Corp.	67,629	3,742,803
Izumi Co., Ltd.	54,250	1,770,310
J Front Retailing Co., Ltd.	336,374	2,911,812
Japan Airlines Co., Ltd. *	192,797	4,108,299
Japan Airport Terminal Co., Ltd. *	68,967	3,138,859
Japan Exchange Group, Inc.	714,778	17,039,902
Security	Number of Shares	Value ($)
Japan Logistics Fund, Inc.	1,103	3,544,138
Japan Metropolitan Fund Invest	9,018	8,775,025
Japan Post Bank Co., Ltd.	549,380	4,815,701
Japan Post Holdings Co., Ltd. *	1,748,175	15,026,412
Japan Post Insurance Co., Ltd.	237,052	4,304,740
Japan Prime Realty Investment Corp.	1,110	4,157,701
Japan Real Estate Investment Corp.	1,703	10,556,554
Japan Tobacco, Inc.	1,573,004	30,533,689
JCR Pharmaceuticals Co., Ltd.	73,392	1,937,346
JFE Holdings, Inc.	686,751	11,158,297
JGC Holdings Corp.	298,172	2,507,837
JSR Corp.	241,432	8,383,971
JTEKT Corp.	305,158	2,763,810
Justsystems Corp.	46,946	2,777,617
K's Holdings Corp.	223,132	2,447,425
Kagome Co., Ltd.	103,904	2,767,369
Kajima Corp.	608,676	7,884,088
Kakaku.com, Inc.	172,477	5,385,000
Kaken Pharmaceutical Co., Ltd.	44,992	2,035,411
Kamigumi Co., Ltd.	142,335	3,080,945
Kaneka Corp.	74,809	3,101,720
Kansai Paint Co., Ltd.	251,525	6,527,378
Kao Corp.	612,153	37,032,303
Kawasaki Heavy Industries Ltd. *	183,289	3,907,362
KDDI Corp.	2,218,757	68,061,270
Keihan Holdings Co., Ltd.	130,293	3,747,732
Keikyu Corp.	338,505	4,135,024
Keio Corp.	150,907	8,131,890
Keisei Electric Railway Co., Ltd.	185,176	5,705,632
Kenedix Office Investment Corp.	484	3,559,731
Kewpie Corp.	138,511	3,416,756
Keyence Corp.	237,640	143,046,907
Kikkoman Corp.	241,938	18,190,496
Kinden Corp.	179,100	3,037,168
Kintetsu Group Holdings Co., Ltd. *	235,248	8,051,452
Kirin Holdings Co., Ltd.	1,011,219	18,354,002
Kobayashi Pharmaceutical Co., Ltd.	81,766	6,408,204
Kobe Bussan Co., Ltd.	60,946	2,374,375
Kobe Steel Ltd.	421,713	2,687,048
Koei Tecmo Holdings Co., Ltd.	98,588	4,222,251
Koito Manufacturing Co., Ltd.	150,457	9,216,963
Kokuyo Co., Ltd.	122,349	2,143,836
Komatsu Ltd.	1,203,800	29,174,563
Konami Holdings Corp.	123,802	7,865,811
Konica Minolta, Inc.	619,823	3,153,842
Kose Corp.	38,115	4,614,323
Kotobuki Spirits Co., Ltd.	23,870	1,581,773
Kubota Corp.	1,432,670	29,661,459
Kuraray Co., Ltd.	463,184	4,363,694
Kurita Water Industries Ltd.	145,611	6,839,184
Kusuri no Aoki Holdings Co., Ltd.	21,556	1,516,729
Kyocera Corp.	403,526	25,145,995
Kyoritsu Maintenance Co., Ltd.	33,872	1,120,742
Kyowa Exeo Corp.	140,555	3,533,706
Kyowa Kirin Co., Ltd.	323,538	10,587,285
Kyudenko Corp.	52,681	1,896,535
Kyushu Electric Power Co., Inc.	617,432	4,720,944
Kyushu Financial Group, Inc.	516,634	2,008,035
Kyushu Railway Co.	212,340	4,814,664
LaSalle Logiport REIT	2,280	3,984,708
Lasertec Corp.	100,437	22,005,449
Lawson, Inc.	64,875	3,129,779
Lintec Corp.	66,364	1,505,966
Lion Corp.	335,142	5,713,826
Lixil Corp.	341,912	9,974,768
M3, Inc.	556,546	37,493,145
Mabuchi Motor Co., Ltd.	66,951	2,346,271
Maeda Corp.	167,864	1,239,193

26
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Makita Corp.	323,298	18,598,611
Mani, Inc.	85,392	1,692,139
Marubeni Corp.	2,057,883	16,401,623
Marui Group Co., Ltd.	273,223	4,879,515
Maruichi Steel Tube Ltd.	85,833	2,114,183
Matsumotokiyoshi Holdings Co., Ltd.	101,726	4,722,398
Mazda Motor Corp. *	738,471	6,419,441
Mebuki Financial Group, Inc.	1,290,004	2,888,594
Medipal Holdings Corp.	193,402	3,702,206
MEIJI Holdings Co., Ltd.	177,111	10,898,146
MINEBEA MITSUMI, Inc.	541,938	13,975,153
MISUMI Group, Inc.	371,856	14,774,726
Mitsubishi Chemical Holdings Corp.	1,664,288	14,631,070
Mitsubishi Corp.	1,579,190	47,594,193
Mitsubishi Electric Corp.	2,603,676	35,680,268
Mitsubishi Estate Co., Ltd.	1,528,475	23,944,161
Mitsubishi Gas Chemical Co., Inc.	242,357	4,577,560
Mitsubishi HC Capital, Inc.	834,252	4,472,733
Mitsubishi Heavy Industries Ltd.	375,126	9,933,020
Mitsubishi Logistics Corp.	81,732	2,332,330
Mitsubishi Materials Corp.	171,665	3,525,180
Mitsubishi Motors Corp. *	842,753	2,155,594
Mitsubishi UFJ Financial Group, Inc.	16,362,827	88,531,443
Mitsui & Co., Ltd.	2,127,437	47,037,543
Mitsui Chemicals, Inc.	228,670	7,909,576
Mitsui Fudosan Co., Ltd.	1,208,468	27,764,184
Mitsui Fudosan Logistics Park, Inc.	636	3,774,549
Mitsui Mining & Smelting Co., Ltd.	73,429	2,232,413
Mitsui OSK Lines Ltd.	143,574	11,108,493
Miura Co., Ltd.	130,421	5,864,553
Mizuho Financial Group, Inc.	3,342,864	46,951,021
MonotaRO Co., Ltd.	309,395	6,851,976
Mori Hills REIT Investment Corp.	2,020	2,932,733
Morinaga & Co., Ltd.	53,998	1,897,254
Morinaga Milk Industry Co., Ltd.	55,365	3,497,480
MS&AD Insurance Group Holdings, Inc.	625,299	20,234,279
Murata Manufacturing Co., Ltd.	751,993	62,419,663
Nabtesco Corp.	155,806	6,183,453
Nagase & Co., Ltd.	147,467	2,436,306
Nagoya Railroad Co., Ltd.	258,531	4,553,591
Nankai Electric Railway Co., Ltd.	141,669	3,047,186
NEC Corp.	346,912	18,251,878
NEC Networks & System Integration Corp.	85,952	1,642,211
NET One Systems Co., Ltd.	113,949	3,619,898
Nexon Co., Ltd.	544,866	9,968,875
NGK Insulators Ltd.	340,487	5,656,188
NGK Spark Plug Co., Ltd.	254,925	3,926,207
NH Foods Ltd.	128,945	5,005,920
NHK Spring Co., Ltd.	220,077	1,582,567
Nichirei Corp.	138,676	3,539,482
Nidec Corp.	610,987	70,186,200
Nifco, Inc.	112,025	3,543,481
Nihon Kohden Corp.	102,285	3,440,225
Nihon M&A Center, Inc.	342,178	10,247,275
Nihon Unisys Ltd.	81,094	2,210,782
Nikon Corp.	435,171	4,590,963
Nintendo Co., Ltd.	141,659	68,211,916
Nippo Corp.	73,760	2,171,979
Nippon Accommodations Fund, Inc.	588	3,537,848
Nippon Building Fund, Inc.	1,988	12,938,467
Nippon Electric Glass Co., Ltd.	106,366	2,275,260
Nippon Express Co., Ltd.	90,940	6,200,078
Nippon Kayaku Co., Ltd.	226,725	2,513,663
Nippon Paint Holdings Co., Ltd.	1,047,962	13,058,984
Nippon Paper Industries Co., Ltd.	132,213	1,473,045
Nippon Prologis REIT, Inc.	2,990	10,791,325
Nippon Sanso Holdings Corp.	187,986	4,568,748
Security	Number of Shares	Value ($)
Nippon Shinyaku Co., Ltd.	66,937	5,440,992
Nippon Shokubai Co., Ltd.	43,358	2,300,902
Nippon Steel Corp.	1,069,574	21,886,058
Nippon Telegraph & Telephone Corp.	1,589,278	42,473,332
Nippon Yusen K.K.	213,937	17,273,086
Nipro Corp.	159,014	1,854,150
Nishi-Nippon Railroad Co., Ltd.	95,643	2,367,134
Nissan Chemical Corp.	175,581	9,861,048
Nissan Motor Co., Ltd. *	2,565,096	13,507,264
Nisshin Seifun Group, Inc.	342,186	5,619,002
Nissin Foods Holdings Co., Ltd.	92,189	7,183,123
Nitori Holdings Co., Ltd.	97,609	18,285,028
Nitto Denko Corp.	193,715	14,741,101
NOF Corp.	89,850	4,980,762
NOK Corp.	159,677	1,959,263
Nomura Holdings, Inc.	3,988,625	19,373,114
Nomura Real Estate Holdings, Inc.	150,841	3,865,077
Nomura Real Estate Master Fund, Inc.	5,809	8,973,123
Nomura Research Institute Ltd.	341,677	12,860,317
NS Solutions Corp.	47,454	1,611,173
NSK Ltd.	571,080	4,013,051
NTT Data Corp.	835,048	15,057,620
Obayashi Corp.	888,751	7,329,405
Obic Co., Ltd.	88,117	16,803,670
Odakyu Electric Railway Co., Ltd.	405,663	9,467,686
Oji Holdings Corp.	1,135,105	5,951,397
OKUMA Corp.	42,946	2,060,126
Olympus Corp.	1,398,384	29,422,580
Omron Corp.	245,391	23,185,496
Ono Pharmaceutical Co., Ltd.	569,985	13,717,826
Open House Co., Ltd.	99,570	4,857,957
Oracle Corp. Japan	43,472	3,577,161
Oriental Land Co., Ltd.	248,770	37,725,361
ORIX Corp.	1,613,988	30,139,235
Orix JREIT, Inc.	3,580	6,390,297
Osaka Gas Co., Ltd.	532,267	9,995,147
OSG Corp.	108,245	1,947,937
Otsuka Corp.	134,244	6,965,145
Otsuka Holdings Co., Ltd.	554,445	23,624,222
PALTAC Corp.	40,477	1,764,836
Pan Pacific International Holdings Corp.	667,502	12,741,231
Panasonic Corp.	2,795,321	33,383,043
Park24 Co., Ltd. *	143,664	2,776,249
Penta-Ocean Construction Co., Ltd.	386,958	2,462,076
PeptiDream, Inc. *	118,064	4,169,746
Persol Holdings Co., Ltd.	215,257	5,039,514
Pigeon Corp.	146,169	4,237,650
Pola Orbis Holdings, Inc.	100,133	2,191,150
Rakuten Group, Inc.	1,087,552	11,404,150
Recruit Holdings Co., Ltd.	1,762,743	104,294,825
Relo Group, Inc.	137,300	3,081,939
Renesas Electronics Corp. *	1,326,890	14,360,752
Rengo Co., Ltd.	294,673	2,405,987
RENOVA, Inc. *	58,648	2,212,780
Resona Holdings, Inc.	2,970,464	11,510,345
Resorttrust, Inc.	83,146	1,440,259
Ricoh Co., Ltd.	889,581	9,069,094
Rinnai Corp.	48,387	5,210,433
Rohm Co., Ltd.	107,871	10,427,726
Rohto Pharmaceutical Co., Ltd.	127,703	4,021,959
Ryohin Keikaku Co., Ltd.	307,970	6,610,170
Sankyo Co., Ltd.	64,790	1,652,481
Sankyu, Inc.	64,286	3,001,886
Santen Pharmaceutical Co., Ltd.	482,577	7,203,953
Sanwa Holdings Corp.	272,859	3,631,166
Sapporo Holdings Ltd.	87,019	1,878,837
Sawai Group Holdings Co., Ltd.	51,672	2,339,962
SBI Holdings, Inc.	320,157	7,780,987

27
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
SCREEN Holdings Co., Ltd.	51,009	4,383,078
SCSK Corp.	58,035	3,671,430
Secom Co., Ltd.	257,604	19,567,680
Sega Sammy Holdings, Inc.	262,142	3,545,813
Seibu Holdings, Inc. *	267,013	3,222,822
Seiko Epson Corp.	366,276	6,834,751
Seino Holdings Co., Ltd.	181,788	2,245,461
Sekisui Chemical Co., Ltd.	458,343	7,860,169
Sekisui House Ltd.	741,602	14,803,688
Sekisui House Reit, Inc.	5,139	4,397,105
Seven & i Holdings Co., Ltd.	1,016,601	44,556,106
Seven Bank Ltd.	893,811	2,042,113
SG Holdings Co., Ltd.	566,428	15,426,475
Sharp Corp.	263,507	3,485,124
Shikoku Electric Power Co., Inc.	208,154	1,460,830
Shimadzu Corp.	359,026	16,127,738
Shimamura Co., Ltd.	30,130	2,660,304
Shimano, Inc.	103,442	30,413,040
Shimizu Corp.	731,806	5,262,395
Shin-Etsu Chemical Co., Ltd.	523,344	86,723,808
Shinko Electric Industries Co., Ltd.	89,072	3,003,930
Shinsei Bank Ltd.	237,036	2,945,150
Shionogi & Co., Ltd.	362,463	22,936,854
Ship Healthcare Holdings, Inc.	105,140	2,677,787
Shiseido Co., Ltd.	514,131	34,130,324
SHO-BOND Holdings Co., Ltd.	68,743	3,094,248
Shochiku Co., Ltd. *	12,393	1,334,509
Showa Denko K.K.	195,328	4,350,697
Skylark Holdings Co., Ltd. *(a)	290,442	4,174,476
SMC Corp.	74,806	48,011,752
SMS Co., Ltd.	69,490	2,463,713
Softbank Corp.	3,591,869	48,176,033
SoftBank Group Corp.	1,794,227	100,947,725
Sohgo Security Services Co., Ltd.	86,214	3,912,041
Sojitz Corp.	1,658,869	4,877,250
Sompo Holdings, Inc.	439,741	19,325,228
Sony Group Corp.	1,636,767	169,248,800
Sotetsu Holdings, Inc.	101,134	2,034,463
Square Enix Holdings Co., Ltd.	99,856	5,826,297
Stanley Electric Co., Ltd.	188,392	4,712,372
Subaru Corp.	798,386	14,799,864
Sugi Holdings Co., Ltd.	45,339	3,507,933
SUMCO Corp.	299,238	6,327,416
Sumitomo Bakelite Co., Ltd.	43,170	1,866,535
Sumitomo Chemical Co., Ltd.	2,020,507	10,262,542
Sumitomo Corp.	1,477,034	20,899,776
Sumitomo Dainippon Pharma Co., Ltd.	230,733	4,141,685
Sumitomo Electric Industries Ltd.	985,294	13,188,375
Sumitomo Forestry Co., Ltd.	184,823	3,620,418
Sumitomo Heavy Industries Ltd.	149,594	3,921,634
Sumitomo Metal Mining Co., Ltd.	308,845	11,874,761
Sumitomo Mitsui Financial Group, Inc.	1,712,691	59,256,677
Sumitomo Mitsui Trust Holdings, Inc.	480,377	15,732,718
Sumitomo Realty & Development Co., Ltd.	524,571	16,960,460
Sumitomo Rubber Industries Ltd.	226,115	2,714,780
Sundrug Co., Ltd.	87,492	2,910,825
Suntory Beverage & Food Ltd.	166,366	6,670,692
Suzuken Co., Ltd.	102,044	3,037,356
Suzuki Motor Corp.	596,077	25,805,045
Sysmex Corp.	250,770	28,578,558
T&D Holdings, Inc.	718,353	8,729,303
Taiheiyo Cement Corp.	162,939	3,740,508
Taisei Corp.	215,773	6,766,230
Taisho Pharmaceutical Holdings Co., Ltd.	57,178	3,341,369
Taiyo Yuden Co., Ltd.	166,659	9,466,158
Takara Bio, Inc.	74,764	2,167,516
Takara Holdings, Inc.	236,163	3,063,283
Security	Number of Shares	Value ($)
Takashimaya Co., Ltd.	181,705	1,819,366
Takeda Pharmaceutical Co., Ltd.	2,025,040	67,814,693
TDK Corp.	158,250	16,666,234
TechnoPro Holdings, Inc.	143,552	3,856,016
Teijin Ltd.	239,097	3,445,208
Terumo Corp.	867,738	36,309,772
The Bank of Kyoto Ltd.	94,145	4,173,367
The Chiba Bank Ltd.	804,161	5,028,751
The Chugoku Bank Ltd.	243,714	1,967,725
The Chugoku Electric Power Co., Inc.	400,214	3,737,662
The Gunma Bank Ltd.	612,271	1,978,484
The Hachijuni Bank Ltd.	596,480	2,057,764
The Iyo Bank Ltd.	369,248	1,979,675
The Kansai Electric Power Co., Inc.	974,146	9,798,210
The Shizuoka Bank Ltd.	662,081	5,194,919
The Yokohama Rubber Co., Ltd.	137,633	2,351,512
THK Co., Ltd.	147,107	3,418,571
TIS, Inc.	316,958	8,972,687
Tobu Railway Co., Ltd.	272,880	7,131,244
Toda Corp.	329,383	2,410,558
Toho Co., Ltd.	151,266	6,554,034
Toho Gas Co., Ltd.	120,516	5,627,590
Tohoku Electric Power Co., Inc.	624,438	4,785,880
Tokai Carbon Co., Ltd.	251,747	3,345,627
Tokio Marine Holdings, Inc.	849,697	41,587,664
Tokuyama Corp.	92,945	1,861,269
Tokyo Century Corp.	81,106	4,643,699
Tokyo Electric Power Co. Holdings, Inc. *	2,102,684	5,531,364
Tokyo Electron Ltd.	194,799	83,763,925
Tokyo Gas Co., Ltd.	553,304	10,657,121
Tokyo Ohka Kogyo Co., Ltd.	49,772	3,130,571
Tokyo Tatemono Co., Ltd.	258,310	3,961,882
Tokyu Corp.	664,447	9,162,909
Tokyu Fudosan Holdings Corp.	803,678	4,659,957
Toppan Printing Co., Ltd.	376,783	6,482,067
Toray Industries, Inc.	1,991,069	13,444,156
Toshiba Corp.	579,637	25,193,580
Toshiba TEC Corp.	31,840	1,365,068
Tosoh Corp.	365,870	6,653,998
TOTO Ltd.	190,164	10,368,490
Toyo Seikan Group Holdings Ltd.	208,001	2,900,578
Toyo Suisan Kaisha Ltd.	117,036	4,852,530
Toyo Tire Corp.	131,618	2,343,390
Toyoda Gosei Co., Ltd.	101,040	2,152,135
Toyota Boshoku Corp.	82,801	1,560,904
Toyota Industries Corp.	209,206	17,690,913
Toyota Motor Corp.	3,251,739	283,912,985
Toyota Tsusho Corp.	293,743	13,008,007
Trend Micro, Inc.	161,049	8,839,664
TS Tech Co., Ltd.	142,354	1,932,003
Tsumura & Co.	93,922	3,235,889
Tsuruha Holdings, Inc.	49,860	6,285,827
Ube Industries Ltd.	137,478	2,776,840
Ulvac, Inc.	65,784	3,556,863
Unicharm Corp.	536,411	23,944,653
United Urban Investment Corp.	3,800	5,382,123
Ushio, Inc.	156,510	2,833,592
USS Co., Ltd.	278,005	4,608,111
Welcia Holdings Co., Ltd.	131,844	4,662,424
West Japan Railway Co.	241,188	13,207,601
Yakult Honsha Co., Ltd.	177,312	10,232,642
Yamada Holdings Co., Ltd.	974,742	4,196,732
Yamaguchi Financial Group, Inc.	308,923	1,805,285
Yamaha Corp.	208,962	12,344,469
Yamaha Motor Co., Ltd.	366,447	9,339,629
Yamato Holdings Co., Ltd.	446,481	11,379,454
Yamato Kogyo Co., Ltd.	44,059	1,668,355
Yamazaki Baking Co., Ltd.	161,167	2,647,974

28
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Yaoko Co., Ltd.	29,479	1,918,577
Yaskawa Electric Corp.	343,110	16,802,583
Yokogawa Electric Corp.	313,635	4,918,925
Z Holdings Corp.	3,529,911	23,037,923
Zenkoku Hosho Co., Ltd.	71,142	3,393,265
Zensho Holdings Co., Ltd.	129,304	3,207,295
Zeon Corp.	193,924	2,577,180
ZOZO, Inc.	152,587	5,826,529
		5,979,443,541

Netherlands 4.2%
Aalberts N.V.	129,054	8,058,877
ABN AMRO Bank N.V. *	571,081	7,969,591
Adyen N.V. *	38,106	123,003,839
Aegon N.V.	2,325,525	11,513,220
Akzo Nobel N.V.	252,355	31,099,957
ArcelorMittal S.A.	923,315	30,948,467
ASM International N.V.	62,849	24,378,855
ASML Holding N.V.	522,998	434,939,049
ASR Nederland N.V.	180,064	8,230,185
Galapagos N.V. *	64,172	3,811,073
GrandVision N.V. *	64,236	2,149,705
Heineken Holding N.V.	138,735	12,855,917
Heineken N.V.	315,316	34,504,292
IMCD N.V.	74,196	14,613,494
ING Groep N.V.	5,153,072	71,170,407
InPost S.A. *	269,508	5,249,319
JDE Peet's N.V.	116,157	3,990,118
Koninklijke Ahold Delhaize N.V.	1,309,599	44,166,801
Koninklijke DSM N.V.	218,423	46,475,173
Koninklijke KPN N.V.	4,332,729	13,880,936
Koninklijke Philips N.V.	1,198,702	55,241,875
Koninklijke Vopak N.V.	87,464	3,786,061
NN Group N.V.	389,912	20,238,133
Prosus N.V. *	1,163,804	102,898,499
Randstad N.V.	145,857	10,726,615
Signify N.V.	167,324	9,366,281
Unibail-Rodamco-Westfield *	179,285	15,703,456
Wolters Kluwer N.V.	343,672	39,522,067
		1,190,492,262

New Zealand 0.3%
Auckland International Airport Ltd. *	1,606,521	8,152,708
Contact Energy Ltd.	1,052,239	6,036,041
Fisher & Paykel Healthcare Corp., Ltd.	748,764	17,444,284
Fletcher Building Ltd.	1,083,290	5,710,929
Infratil Ltd.	667,075	3,509,668
Kiwi Property Group Ltd.	2,009,634	1,640,798
Mercury NZ Ltd.	931,359	4,359,322
Meridian Energy Ltd.	1,621,099	5,990,306
Ryman Healthcare Ltd.	563,236	6,136,794
SKYCITY Entertainment Group Ltd. *	1,086,247	2,492,450
Spark New Zealand Ltd.	2,467,499	8,466,654
The a2 Milk Co., Ltd. *	979,152	4,155,733
		74,095,687

Norway 0.6%
Adevinta A.S.A., Class B *	320,973	6,452,386
Aker A.S.A., A Shares	32,953	2,377,214
Aker BP A.S.A.	139,556	3,639,051
DNB Bank A.S.A.	1,352,558	28,526,096
Equinor A.S.A.	1,272,762	27,009,833
Gjensidige Forsikring A.S.A.	221,422	5,170,969
Leroy Seafood Group A.S.A.	329,258	2,903,254
Mowi A.S.A.	568,156	15,200,254
Security	Number of Shares	Value ($)
Norsk Hydro A.S.A.	1,724,970	11,892,997
Orkla A.S.A.	1,004,038	8,959,280
Salmar A.S.A.	67,858	4,542,912
Scatec A.S.A.	157,054	3,243,788
Schibsted A.S.A., A Shares	104,353	5,562,073
Schibsted A.S.A., B Shares	127,399	5,921,145
Telenor A.S.A.	833,281	14,583,028
Tomra Systems A.S.A.	156,986	9,636,984
Yara International A.S.A.	229,046	11,487,359
		167,108,623

Poland 0.3%
Allegro.eu S.A. *	510,407	9,466,152
Bank Polska Kasa Opieki S.A. *	213,280	5,971,484
CD Projekt S.A.	84,181	3,722,714
Cyfrowy Polsat S.A.	359,268	3,430,536
Dino Polska S.A. *	61,601	5,222,442
KGHM Polska Miedz S.A.	180,122	8,387,942
LPP S.A.	1,489	5,428,970
Polski Koncern Naftowy Orlen S.A.	398,536	7,733,813
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,308,887	3,799,098
Powszechna Kasa Oszczednosci Bank Polski S.A. *	1,134,925	12,464,374
Powszechny Zaklad Ubezpieczen S.A. *	752,642	7,980,899
Santander Bank Polska S.A. *	38,080	3,003,594
		76,612,018

Portugal 0.1%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	3,752,723	20,607,893
EDP Renovaveis S.A.	319,320	8,488,713
Galp Energia, SGPS, S.A.	668,318	6,843,054
Jeronimo Martins, SGPS, S.A.	309,711	6,562,487
		42,502,147

Republic of Korea 4.7%
Alteogen, Inc. *	39,378	2,886,826
Amorepacific Corp.	41,219	8,087,733
AMOREPACIFIC Group	38,307	1,909,651
BGF retail Co., Ltd.	8,242	1,268,875
BNK Financial Group, Inc.	369,280	2,471,528
Celltrion Healthcare Co., Ltd. *	97,751	10,428,909
Celltrion Pharm, Inc. *	25,631	3,822,157
Celltrion, Inc. *	136,986	34,617,187
Cheil Worldwide, Inc.	100,679	2,005,852
CJ CheilJedang Corp.	11,023	4,311,467
CJ Corp.	17,091	1,496,172
CJ ENM Co., Ltd.	14,244	1,880,854
CJ Logistics Corp. *	12,531	1,848,118
Coway Co., Ltd.	71,706	4,836,266
Daewoo Engineering & Construction Co., Ltd. *	229,779	1,456,618
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	58,894	1,424,793
DB Insurance Co., Ltd.	63,562	3,217,982
DGB Financial Group, Inc.	212,749	1,669,771
DL E&C Co., Ltd. *	21,455	2,609,129
DL Holdings Co., Ltd.	20,200	1,259,614
Dongsuh Cos., Inc.	43,128	1,074,992
Doosan Bobcat, Inc. *	33,999	1,271,169
Doosan Heavy Industries & Construction Co., Ltd. *	374,480	6,750,297
Doosan Infracore Co., Ltd. *	50,883	517,848

29
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
E-MART, Inc.	26,825	4,141,339
Fila Holdings Corp.	67,204	2,602,492
Green Cross Corp.	6,856	2,276,562
GS Engineering & Construction Corp.	81,739	3,154,789
GS Holdings Corp.	62,921	2,306,389
GS Retail Co., Ltd.	61,985	1,833,702
Hana Financial Group, Inc.	381,601	14,826,965
Hanjin Kal Corp. *	28,170	1,601,107
Hankook Tire & Technology Co., Ltd.	94,808	3,810,473
Hanmi Pharm Co., Ltd.	12,000	3,198,068
Hanon Systems	203,096	2,881,478
Hanssem Co., Ltd.	12,775	1,278,106
Hanwha Aerospace Co., Ltd.	46,950	2,061,111
Hanwha Corp.	70,394	2,112,822
Hanwha Life Insurance Co., Ltd.	364,447	1,048,282
Hanwha Solutions Corp. *	124,010	4,358,452
HDC Hyundai Development Co-Engineering & Construction	92,401	2,382,845
Helixmith Co., Ltd. *	37,859	857,129
Hite Jinro Co., Ltd.	39,285	1,129,980
HLB, Inc. *	116,310	5,567,472
HMM Co., Ltd. *	369,730	13,393,126
Hotel Shilla Co., Ltd.	39,629	3,069,286
HYBE Co., Ltd. *	21,664	5,409,227
Hyundai Department Store Co., Ltd.	20,111	1,401,500
Hyundai Engineering & Construction Co., Ltd.	92,517	4,428,560
Hyundai Glovis Co., Ltd.	27,935	4,674,104
Hyundai Heavy Industries Holdings Co., Ltd.	67,370	3,794,265
Hyundai Marine & Fire Insurance Co., Ltd.	81,377	1,796,758
Hyundai Mipo Dockyard Co., Ltd. *	26,462	1,741,387
Hyundai Mobis Co., Ltd.	88,869	21,269,695
Hyundai Motor Co.	184,163	33,752,760
Hyundai Steel Co.	103,407	4,548,499
Hyundai Wia Corp.	20,700	1,633,576
Industrial Bank of Korea	328,655	2,919,614
Kakao Corp.	358,944	47,985,096
Kangwon Land, Inc. *	149,256	3,565,821
KB Financial Group, Inc.	507,690	23,163,397
KCC Corp.	5,525	1,715,469
Kia Corp.	342,741	25,156,116
Korea Aerospace Industries Ltd.	85,241	2,415,082
Korea Electric Power Corp.	334,407	6,922,047
Korea Gas Corp. *	35,537	1,109,526
Korea Investment Holdings Co., Ltd.	50,210	4,126,968
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	55,994	5,722,790
Korea Zinc Co., Ltd.	12,722	5,837,340
Korean Air Lines Co., Ltd. *	225,637	6,091,197
KT&G Corp.	146,448	10,306,746
Kumho Petrochemical Co., Ltd.	23,747	3,983,606
LG Chem Ltd.	60,525	39,568,718
LG Corp.	109,937	9,036,178
LG Display Co., Ltd. *	317,435	5,612,504
LG Electronics, Inc.	139,318	17,062,535
LG Household & Health Care Ltd.	11,504	14,495,963
LG Innotek Co., Ltd.	17,793	3,299,405
LG Uplus Corp.	272,530	3,302,468
Lotte Chemical Corp.	21,188	4,568,545
Lotte Corp.	38,810	1,188,283
LOTTE Fine Chemical Co., Ltd.	27,594	1,668,325
Lotte Shopping Co., Ltd.	14,337	1,329,275
LS Corp.	27,644	1,587,900
Mando Corp. *	44,889	2,350,047
Mirae Asset Securities Co., Ltd.	555,092	4,222,615
Security	Number of Shares	Value ($)
NAVER Corp.	177,502	67,207,191
NCSoft Corp.	22,304	12,696,227
Netmarble Corp.	21,988	2,446,377
NH Investment & Securities Co., Ltd.	169,764	1,940,034
NongShim Co., Ltd.	5,538	1,425,756
OCI Co., Ltd. *	24,141	2,644,277
Orion Corp.	28,942	3,157,672
POSCO	84,467	24,550,760
POSCO Chemical Co., Ltd.	36,942	4,954,488
Posco International Corp.	66,741	1,309,550
S-1 Corp.	24,571	1,739,859
S-Oil Corp.	55,133	4,522,100
Samsung Biologics Co., Ltd. *	17,334	14,426,935
Samsung C&T Corp.	111,084	12,742,397
Samsung Card Co., Ltd.	43,854	1,289,768
Samsung Electro-Mechanics Co., Ltd.	73,492	11,694,574
Samsung Electronics Co., Ltd.	6,218,732	411,381,900
Samsung Engineering Co., Ltd. *	197,491	3,806,912
Samsung Fire & Marine Insurance Co., Ltd.	45,753	8,918,175
Samsung Heavy Industries Co., Ltd. *	552,571	3,002,456
Samsung Life Insurance Co., Ltd.	83,375	5,357,228
Samsung SDI Co., Ltd.	69,731	47,692,167
Samsung SDS Co., Ltd.	42,176	6,274,837
Samsung Securities Co., Ltd.	89,901	3,834,236
Seegene, Inc.	36,478	2,070,165
Shin Poong Pharmaceutical Co., Ltd.	40,266	2,451,835
Shinhan Financial Group Co., Ltd.	670,472	22,465,684
Shinsegae, Inc.	9,042	2,097,803
SillaJen, Inc. *(b)	68,458	188,939
SK Biopharmaceuticals Co., Ltd. *	30,851	3,339,342
SK Chemicals Co., Ltd.	11,424	2,660,296
SK Holdings Co., Ltd.	40,354	9,170,968
SK Hynix, Inc.	682,886	62,725,740
SK Innovation Co., Ltd. *	70,849	15,245,871
SK Telecom Co., Ltd.	29,088	7,476,152
SKC Co., Ltd.	25,050	3,446,009
Woori Financial Group, Inc.	678,377	6,582,208
Yuhan Corp.	59,161	3,189,066
		1,329,905,644

Singapore 1.0%
Ascendas Real Estate Investment Trust	4,373,965	9,885,401
Ascott Residence Trust	2,632,940	1,977,005
CapitaLand Integrated Commercial Trust	5,941,460	9,099,255
CapitaLand Ltd.	3,355,774	9,979,255
City Developments Ltd.	658,570	3,348,910
ComfortDelGro Corp., Ltd.	2,824,641	3,401,917
DBS Group Holdings Ltd.	2,385,668	53,154,762
Frasers Logistics & Commercial Trust	3,566,418	3,977,122
Genting Singapore Ltd.	8,196,827	4,661,789
Golden Agri-Resources Ltd.	9,599,936	1,641,503
Hutchison Port Holdings Trust	6,815,122	1,397,100
Jardine Cycle & Carriage Ltd.	130,488	1,884,902
Keppel Corp., Ltd.	1,915,324	7,404,420
Keppel DC REIT	1,702,440	3,164,151
Keppel REIT	3,035,676	2,369,682
Mapletree Commercial Trust	2,931,449	4,424,088
Mapletree Industrial Trust	2,627,475	5,703,834
Mapletree Logistics Trust	3,797,415	5,730,988
Mapletree North Asia Commercial Trust	3,207,594	2,360,804
NetLink NBN Trust	3,921,478	2,827,919
Oversea-Chinese Banking Corp., Ltd.	4,606,947	39,147,576
SATS Ltd. *	913,634	2,764,471
Sembcorp Industries Ltd.	1,281,289	1,838,442
Sembcorp Marine Ltd. *	9,824,695	620,845
Singapore Airlines Ltd. *	1,718,073	6,463,051

30
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Singapore Exchange Ltd.	1,115,494	8,210,089
Singapore Press Holdings Ltd.	1,981,803	2,858,299
Singapore Technologies Engineering Ltd.	2,093,594	5,883,418
Singapore Telecommunications Ltd.	10,070,302	17,369,044
Suntec Real Estate Investment Trust	2,762,997	3,040,098
United Overseas Bank Ltd.	1,701,800	32,363,426
UOL Group Ltd.	658,296	3,425,821
Venture Corp., Ltd.	386,260	5,502,001
Wilmar International Ltd.	2,802,344	8,625,161
		276,506,549

Spain 2.0%
Acciona S.A.	30,371	4,933,157
ACS, Actividades de Construccion y Servicios S.A.	311,608	8,408,765
Aena SME S.A. *	93,574	14,934,107
Amadeus IT Group S.A. *	564,220	34,447,235
Banco Bilbao Vizcaya Argentaria S.A. *	8,782,830	57,509,556
Banco Santander S.A. *	22,586,174	83,384,890
Bankinter S.A.	891,629	5,223,671
CaixaBank S.A.	5,901,642	18,336,064
Cellnex Telecom S.A.	802,033	54,912,044
Enagas S.A.	333,303	7,579,763
Endesa S.A.	415,387	9,983,390
Ferrovial S.A.	634,036	18,351,931
Grifols S.A.	438,785	10,716,665
Iberdrola S.A.	7,790,450	96,514,455
Industria de Diseno Textil S.A.	1,384,536	47,249,772
Inmobiliaria Colonial Socimi S.A.	405,566	4,387,745
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	917,306	1,939,354
Mapfre S.A.	1,338,371	2,884,859
Merlin Properties Socimi S.A.	434,215	5,071,356
Naturgy Energy Group S.A.	406,912	10,471,391
Red Electrica Corp. S.A.	557,207	11,109,476
Repsol S.A.	1,769,198	20,268,395
Siemens Gamesa Renewable Energy S.A. *	294,914	8,741,571
Telefonica S.A.	6,660,254	32,875,341
Zardoya Otis S.A.	223,055	1,471,876
		571,706,829

Sweden 3.2%
Alfa Laval AB	412,471	16,711,506
Assa Abloy AB, B Shares	1,205,200	38,477,558
Atlas Copco AB, A Shares	835,275	57,279,426
Atlas Copco AB, B Shares	496,021	28,663,470
Boliden AB	361,753	12,600,519
Castellum AB	351,657	10,229,770
Electrolux AB, Series B	314,732	7,964,255
Elekta AB, B Shares	475,301	5,950,444
Epiroc AB, A Shares	823,181	18,043,250
Epiroc AB, B Shares	502,425	9,535,353
EQT AB	305,207	15,534,779
Essity AB, B Shares	808,662	25,911,183
Evolution AB	210,001	33,799,887
Fastighets AB Balder, B Shares *	131,305	9,375,183
Getinge AB, B Shares	293,989	12,047,265
H & M Hennes & Mauritz AB, B Shares *	1,162,862	23,282,412
Hexagon AB, B Shares	2,339,072	40,479,851
Holmen AB, B Shares	124,232	6,306,047
Husqvarna AB, B Shares	584,267	7,828,643
ICA Gruppen AB	109,140	5,423,741
Industrivarden AB, A Shares	284,764	10,469,350
Industrivarden AB, C Shares	209,877	7,307,971
Indutrade AB	370,633	12,227,652
Security	Number of Shares	Value ($)
Investment AB Latour, B Shares	185,973	6,464,863
Investor AB, A Shares	711,986	17,060,664
Investor AB, B Shares	2,370,719	56,642,693
Kinnevik AB, B Shares *	337,566	13,211,678
L E Lundbergfortagen AB, B Shares	100,950	6,436,568
Lifco AB, B Shares	302,423	8,941,077
Lundin Energy AB	255,435	7,794,351
Nibe Industrier AB, B Shares	1,575,832	21,944,701
Saab AB, B Shares	120,841	3,597,820
Sagax AB, B Shares	240,180	8,946,991
Sandvik AB	1,425,126	36,293,601
Securitas AB, B Shares	406,338	6,738,080
Sinch AB *	680,464	15,249,817
Skandinaviska Enskilda Banken AB, A Shares	1,906,611	25,579,948
Skanska AB, B Shares	470,054	13,521,606
SKF AB, B Shares	505,661	12,877,639
Svenska Cellulosa AB SCA, B Shares	800,457	14,107,480
Svenska Handelsbanken AB, A Shares	2,022,779	22,727,038
Sweco AB, B Shares	260,943	4,570,237
Swedbank AB, A Shares	1,333,603	25,722,183
Swedish Match AB	2,029,015	18,714,951
Swedish Orphan Biovitrum AB *	234,534	5,102,726
Tele2 AB, B Shares	703,411	10,532,457
Telefonaktiebolaget LM Ericsson, B Shares	4,037,313	47,810,378
Telia Co. AB	3,430,661	14,709,669
Trelleborg AB, B Shares	318,684	7,735,935
Volvo AB, A Shares	243,763	5,640,722
Volvo AB, B Shares	2,023,053	45,699,104
		899,824,492

Switzerland 8.2%
ABB Ltd.	2,235,444	82,775,242
Adecco Group AG	202,298	11,258,285
Alcon, Inc.	606,785	49,970,919
ams AG *	330,457	6,720,609
Baloise Holding AG	59,542	9,496,301
Banque Cantonale Vaudoise	40,149	3,405,466
Barry Callebaut AG	4,851	12,359,843
BKW AG	23,849	2,764,875
Chocoladefabriken Lindt & Sprungli AG	131	16,002,292
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,444	16,977,108
Cie Financiere Richemont S.A.	673,089	74,212,094
Clariant AG *	300,809	6,331,093
Credit Suisse Group AG	3,161,255	33,522,658
DKSH Holding AG	48,243	3,757,588
EMS-Chemie Holding AG	9,576	10,375,176
Flughafen Zuerich AG *	24,928	4,141,741
Geberit AG	46,578	38,907,795
Georg Fischer AG	5,300	8,695,923
Givaudan S.A.	12,117	60,780,105
Helvetia Holding AG	48,667	5,573,024
Holcim Ltd. *	672,401	38,315,957
Julius Baer Group Ltd.	286,053	19,547,970
Kuehne & Nagel International AG	66,152	24,199,045
Logitech International S.A.	195,590	19,993,502
Lonza Group AG	97,661	82,623,520
Nestle S.A.	3,723,318	470,429,371
Novartis AG	2,800,753	259,238,957
OC Oerlikon Corp. AG	257,872	2,876,974
Partners Group Holding AG	29,494	52,287,818
PSP Swiss Property AG	58,142	7,794,157
Roche Holding AG	916,217	367,817,043
Roche Holding AG, Bearer Shares	35,034	15,680,301
Schindler Holding AG	25,228	7,865,419

31
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Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Schindler Holding AG, Participation Certificate	53,385	17,238,451
SGS S.A.	7,739	24,314,003
SIG Combibloc Group AG *	448,968	13,742,768
Sika AG	186,490	67,201,953
Sonova Holding AG	70,432	27,140,981
Straumann Holding AG	13,197	25,499,361
Sulzer AG	22,917	3,452,373
Swiss Life Holding AG	41,212	21,486,656
Swiss Prime Site AG	99,809	10,672,225
Swiss Re AG	379,470	34,904,364
Swisscom AG	34,768	20,396,619
Tecan Group AG	15,713	9,579,947
Temenos AG	82,498	13,094,492
The Swatch Group AG	60,912	3,347,982
The Swatch Group AG, Bearer Shares	37,928	10,690,475
UBS Group AG	4,344,797	72,472,570
VAT Group AG	33,810	14,158,087
Vifor Pharma AG	68,358	9,730,782
Zurich Insurance Group AG	195,348	85,726,648
		2,311,548,908

United Kingdom 12.7%
3i Group plc	1,259,910	23,191,602
Admiral Group plc	276,134	13,722,866
Anglo American plc	1,623,404	68,567,914
Antofagasta plc	448,049	8,978,098
Ashmore Group plc	628,300	3,451,875
Ashtead Group plc	591,201	46,296,148
Associated British Foods plc	460,518	12,549,003
AstraZeneca plc	2,044,841	239,602,102
Auto Trader Group plc	1,254,684	10,861,316
Avast plc	747,521	6,150,023
AVEVA Group plc	155,919	8,875,177
Aviva plc	5,134,856	28,557,130
B&M European Value Retail S.A.	1,201,790	9,245,658
BAE Systems plc	4,254,565	33,281,789
Barclays plc	22,357,873	56,893,785
Barratt Developments plc	1,347,565	13,705,396
Bellway plc	161,510	7,821,970
Berkeley Group Holdings plc	146,538	9,734,754
BHP Group plc	2,746,365	85,326,405
BP plc	26,264,062	107,335,321
British American Tobacco plc	3,014,687	113,225,226
BT Group plc *	11,496,021	26,864,742
Bunzl plc	442,751	16,062,102
Burberry Group plc	529,563	13,552,245
Centrica plc *	7,938,224	5,676,621
Coca-Cola HBC AG *	255,002	9,226,386
Compass Group plc *	2,353,386	48,598,918
ConvaTec Group plc	2,125,053	6,592,059
CRH plc	1,036,040	55,137,634
Croda International plc	177,910	22,398,759
DCC plc	132,113	11,236,511
Derwent London plc	128,188	6,691,564
Diageo plc	3,031,160	145,756,925
Direct Line Insurance Group plc	1,806,948	7,684,251
Dr. Martens plc *	547,627	3,185,017
DS Smith plc	1,701,427	10,359,192
easyJet plc *	290,343	3,180,694
Entain plc *	766,379	20,387,918
Evraz plc	750,632	6,099,172
Experian plc	1,206,757	53,212,023
Ferguson plc	294,863	42,629,847
Flutter Entertainment plc *	218,877	42,518,550
Fresnillo plc	239,147	2,810,737
GlaxoSmithKline plc	6,532,555	131,440,100
Security	Number of Shares	Value ($)
Glencore plc *	15,895,001	71,620,388
Halma plc	500,355	20,679,070
Hargreaves Lansdown plc	502,947	10,441,550
Hikma Pharmaceuticals plc	222,459	7,770,322
Hiscox Ltd.	447,635	5,660,339
HomeServe plc	368,013	4,745,699
Howden Joinery Group plc	769,611	10,015,581
HSBC Holdings plc	26,983,775	143,420,889
IMI plc	349,658	8,772,585
Imperial Brands plc	1,247,752	26,470,932
Informa plc *	2,000,513	14,619,527
InterContinental Hotels Group plc *	241,776	15,416,043
Intermediate Capital Group plc	375,323	11,353,514
International Consolidated Airlines Group S.A. *	1,501,642	3,293,390
Intertek Group plc	213,518	15,486,117
ITV plc *	5,004,096	7,975,017
J Sainsbury plc	2,253,665	9,428,886
JD Sports Fashion plc	658,239	9,145,077
Johnson Matthey plc	258,320	10,448,527
Just Eat Takeaway.com N.V. *	239,324	21,603,361
Kingfisher plc	2,772,616	13,366,795
Land Securities Group plc	950,801	9,277,550
Legal & General Group plc	7,805,648	29,026,304
Lloyds Banking Group plc	93,478,840	56,316,662
London Stock Exchange Group plc	478,814	52,427,488
M&G plc	3,610,187	10,235,153
Meggitt plc *	1,017,349	11,609,852
Melrose Industries plc	5,773,659	13,328,621
Mondi plc	644,523	17,784,851
National Grid plc	4,673,725	60,546,445
Natwest Group plc	6,892,967	20,215,621
Next plc	167,177	18,199,122
NMC Health plc *(b)	136,583	34,606
Ocado Group plc *	643,221	17,819,743
Pearson plc	987,813	10,435,353
Pennon Group plc	365,880	6,284,210
Persimmon plc	416,477	16,851,392
Phoenix Group Holdings plc	851,972	7,309,532
Polymetal International plc	467,836	9,323,085
Prudential plc	3,449,632	71,925,491
Quilter plc	2,371,123	4,925,889
Reckitt Benckiser Group plc	838,389	63,910,817
RELX plc	2,453,034	73,664,076
Renishaw plc	47,170	3,505,557
Rentokil Initial plc	2,488,789	19,879,842
Rightmove plc	1,154,433	11,143,765
Rio Tinto plc	1,433,815	106,202,379
Rolls-Royce Holdings plc *	9,921,916	15,684,179
Royal Dutch Shell plc, A Shares	5,442,788	107,235,984
Royal Dutch Shell plc, B Shares	4,860,181	95,717,095
Schroders plc	147,712	7,684,312
Segro plc	1,578,738	27,897,965
Severn Trent plc	313,651	11,922,512
Smith & Nephew plc	1,157,685	22,226,038
Smiths Group plc	528,377	10,489,557
Smurfit Kappa Group plc	340,721	19,544,477
Spirax-Sarco Engineering plc	95,949	21,273,230
SSE plc	1,383,873	31,091,871
St. James's Place plc	697,433	15,453,463
Standard Chartered plc	3,396,076	21,256,673
Standard Life Aberdeen plc	2,837,198	10,366,964
Tate & Lyle plc	638,000	6,195,505
Taylor Wimpey plc	4,727,753	11,900,519
Tesco plc	10,089,581	35,429,591
The British Land Co. plc	1,245,169	9,085,848
The Sage Group plc	1,423,061	14,535,899
The Weir Group plc *	342,342	8,252,162

32
Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
THG plc *	821,881	6,962,007
Travis Perkins plc *	292,884	7,261,517
TUI AG *(a)	963,701	4,193,741
Unilever plc	3,449,269	192,065,950
United Utilities Group plc	880,299	12,811,737
Vodafone Group plc	37,098,954	62,269,663
Whitbread plc *	269,459	11,896,645
Wickes Group plc *	327,275	1,089,998
Wm Morrison Supermarkets plc	2,902,412	11,583,892
WPP plc	1,555,276	21,053,457
		3,597,024,991
Total Common Stock
(Cost $21,633,316,767)		28,000,665,065

Preferred Stock 0.8% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	81,771	6,843,731
Fuchs Petrolub SE	95,309	4,822,069
Henkel AG & Co. KGaA	236,823	23,130,593
Porsche Automobil Holding SE	201,662	20,415,321
Sartorius AG	32,782	21,593,201
Volkswagen AG	241,559	57,400,328
		134,205,243

Italy 0.0%
Telecom Italia S.p.A. - RSP	7,459,826	3,600,752

Republic of Korea 0.3%
Amorepacific Corp.	13,722	940,876
Hanwha Corp.	40,000	551,986
Hyundai Motor Co., Ltd.	28,830	2,548,687
Hyundai Motor Co., Ltd. 2nd	51,063	4,373,242
LG Chem Ltd.	10,475	3,125,922
LG Electronics, Inc.	24,646	1,485,839
LG Household & Health Care Ltd.	3,104	1,839,189
Samsung Electronics Co., Ltd.	1,098,761	67,094,121
		81,959,862
Total Preferred Stock
(Cost $147,733,023)		219,765,857

Rights 0.0% of net assets

Singapore 0.0%
Sembcorp Marine Ltd. expires 09/30/21, strike SGD 0.08 *	14,737,042	32,868
Total Rights
(Cost $233,507)		32,868
Security	Number of Shares	Value ($)
Short-Term Investments 0.1% of net assets

United States 0.1%
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	14,846,963	14,846,963
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	19,792,050	19,792,050
Total Short-Term Investments
(Cost $34,639,013)		34,639,013

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/17/21	937	110,167,775	1,489,928
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,766,552.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

SGD —	Singapore Dollar

33
Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$22,229,961,868	$—	$—	$22,229,961,868
Hong Kong	801,270,415	—	— *	801,270,415
Portugal	42,502,147	—	— *	42,502,147
Republic of Korea	1,329,716,705	—	188,939	1,329,905,644
United Kingdom	3,596,990,385	—	34,606	3,597,024,991
Preferred Stock[1]	219,765,857	—	—	219,765,857
Rights [1]	32,868	—	—	32,868
Short-Term Investments[1]	34,639,013	—	—	34,639,013
Futures Contracts[2]	1,489,928	—	—	1,489,928
Total	$28,256,369,186	$—	$223,545	$28,256,592,731
*	Level 3 amount shown includes securities determined to have no value at August 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
34
Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value - unaffiliated (cost $21,796,130,260) including securities on loan of $18,766,552		$28,235,310,753
Collateral invested for securities on loan, at value (cost $19,792,050)		19,792,050
Deposit with broker for futures contracts		6,289,242
Foreign currency, at value (cost $11,702,519)		11,757,082
Receivables:
Investments sold		798,117
Dividends		63,269,316
Foreign tax reclaims		23,230,517
Income from securities on loan		128,232
Other assets	+	4,021
Total assets		28,360,579,330
Liabilities
Collateral held for securities on loan		19,792,050
Payables:
Investments bought		1,228,449
Management fees		1,375,952
Variation margin on futures contracts	+	102,022
Total liabilities		22,498,473
Net Assets
Total assets		28,360,579,330
Total liabilities	–	22,498,473
Net assets		$28,338,080,857
Net Assets by Source
Capital received from investors		22,848,202,757
Total distributable earnings		5,489,878,100

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$28,338,080,857		707,600,000		$40.05

35
Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $64,104,016)		$608,113,344
Income from non-cash dividends from securities - unaffiliated		35,337,707
Securities on loan, net	+	2,411,778
Total investment income		645,862,829
Expenses
Management fees		14,624,838
Professional fees	+	153,498*
Total expenses		14,778,336
Expense reduction by CSIM	-	153,498*
Net expenses	–	14,624,838
Net investment income		631,237,991
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(219,498,245)
Net realized gains on in-kind redemptions - unaffiliated		231,337,811
Net realized gains on futures contracts		30,635,412
Net realized losses on foreign currency transactions	+	(46,858)
Net realized gains		42,428,120
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		5,108,698,080
Net change in unrealized appreciation (depreciation) on futures contracts		(2,690,378)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(1,770,607)
Net change in unrealized appreciation (depreciation)	+	5,104,237,095
Net realized and unrealized gains		5,146,665,215
Increase in net assets resulting from operations		$5,777,903,206
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
36
Schwab International Equity ETFs  |  Annual Report
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Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$631,237,991	$477,245,122
Net realized gains		42,428,120	150,944,842
Net change in unrealized appreciation (depreciation)	+	5,104,237,095	778,234,781
Increase in net assets resulting from operations		5,777,903,206	1,406,424,745
Distributions to Shareholders
Total distributions		($557,207,730)	($591,185,650)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		102,100,000	$3,781,481,014	84,700,000	$2,479,224,662
Shares redeemed	+	(12,500,000)	(507,727,175)	(55,200,000)	(1,589,369,198)
Net transactions in fund shares		89,600,000	$3,273,753,839	29,500,000	$889,855,464
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		618,000,000	$19,843,631,542	588,500,000	$18,138,536,983
Total increase	+	89,600,000	8,494,449,315	29,500,000	1,705,094,559
End of period		707,600,000	$28,338,080,857	618,000,000	$19,843,631,542
37
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$33.20	$31.15	$35.86	$34.80	$29.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.72	0.64	0.82	0.84	0.73
Net realized and unrealized gains (losses)	10.11	2.36	(4.63)	1.22	4.70
Total from investment operations	10.83	3.00	(3.81)	2.06	5.43
Less distributions:
Distributions from net investment income	(0.82)	(0.95)	(0.90)	(1.00)	(0.59)
Net asset value at end of period	$43.21	$33.20	$31.15	$35.86	$34.80
Total return	33.01%	9.63%	(10.57%)	5.93%	18.52%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11%	0.11% [2]	0.12%	0.12%	0.14% [3]
Net investment income (loss)	1.87%	2.07%	2.54%	2.31%	2.31%
Portfolio turnover rate[4]	22%	17%	20%	16%	12%
Net assets, end of period (x 1,000)	$3,832,346	$2,595,871	$2,186,842	$2,280,998	$1,538,038

1
Calculated based on the average shares outstanding during the period.
2
Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio.
3
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
38
Schwab International Equity ETFs  |  Annual Report
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Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 6.5%
Abacus Property Group	683,468	1,748,294
Accent Group Ltd.	495,699	778,905
Alkane Resources Ltd. *	727,178	520,829
AMA Group Ltd. *	775,609	243,747
Andromeda Metals Ltd. *	3,244,744	379,427
APN Industria REIT	282,658	729,229
ARB Corp., Ltd.	102,175	3,868,891
Arena REIT	500,821	1,526,324
AUB Group Ltd.	102,123	1,783,814
Audinate Group Ltd. *	99,414	725,114
Aurelia Metals Ltd.	1,854,440	481,138
Austal Ltd.	475,526	679,437
Australian Agricultural Co., Ltd. *	486,732	494,462
Australian Ethical Investment Ltd. (a)	168,566	1,316,970
Australian Finance Group Ltd.	305,159	675,767
Australian Pharmaceutical Industries Ltd.	621,928	611,351
Australian Strategic Materials Ltd. *	163,468	1,395,416
Aventus Group	641,217	1,560,549
Baby Bunting Group Ltd.	194,106	754,708
Bapcor Ltd.	507,673	2,689,988
Bega Cheese Ltd.	455,965	1,852,825
Bellevue Gold Ltd. *	1,292,378	911,476
Blackmores Ltd.	22,819	1,664,391
Bravura Solutions Ltd.	357,499	791,673
Breville Group Ltd.	210,842	4,967,986
Brickworks Ltd.	87,636	1,543,575
BWP Trust	745,410	2,211,818
BWX Ltd.	200,491	747,297
Capricorn Metals Ltd. *	443,821	801,185
Carnarvon Petroleum Ltd. *	2,432,215	453,284
Cedar Woods Properties Ltd.	86,310	411,279
Centuria Capital Group	860,628	2,157,435
Centuria Industrial REIT	708,395	2,081,276
Centuria Office REIT	599,964	1,100,594
Chalice Mining Ltd. *	470,799	2,412,025
Champion Iron Ltd. *	680,293	2,928,461
Charter Hall Long Wale REIT	813,623	3,115,894
Charter Hall Retail REIT	747,978	2,082,773
Charter Hall Social Infrastructure REIT	501,699	1,349,333
City Chic Collective Ltd. *	216,670	972,289
Clinuvel Pharmaceuticals Ltd.	60,475	1,669,806
Codan Ltd.	184,295	2,025,767
Collins Foods Ltd.	164,154	1,478,054
Cooper Energy Ltd. *	2,206,472	362,835
Coronado Global Resources, Inc. *	1,146,106	929,771
Corporate Travel Management Ltd. *	160,686	2,659,956
Costa Group Holdings Ltd.	666,417	1,534,210
Credit Corp. Group Ltd.	85,197	1,918,422
Cromwell Property Group	2,177,172	1,463,891
Dacian Gold Ltd. *	1,502,366	263,521
Data#3 Ltd.	215,546	842,795
De Grey Mining Ltd. *	1,892,036	1,659,353
Dicker Data Ltd. (a)	75,556	701,847
Eagers Automotive Ltd.	294,620	3,533,450
Security	Number of Shares	Value ($)
Eclipx Group Ltd. *	474,606	874,102
Elders Ltd.	231,697	2,067,589
Electro Optic Systems Holdings Ltd. *	197,608	508,365
Emeco Holdings Ltd. *	812,371	673,874
EML Payments Ltd. *	450,019	1,358,342
Estia Health Ltd.	341,163	578,466
Event Hospitality & Entertainment Ltd. *	158,222	1,724,141
Fineos Corp., Ltd. *	199,040	635,697
G.U.D. Holdings Ltd.	141,692	1,092,511
G8 Education Ltd. *	1,313,653	964,884
GDI Property Group	692,620	612,504
Genworth Mortgage Insurance Australia Ltd.	620,706	1,007,087
Gold Road Resources Ltd.	1,255,431	1,183,616
GrainCorp Ltd., Class A	339,890	1,572,426
Growthpoint Properties Australia Ltd.	428,593	1,334,390
GWA Group Ltd.	399,023	822,385
Hansen Technologies Ltd.	253,423	1,137,215
Healius Ltd.	881,175	3,142,753
HomeCo Daily Needs REIT	716,233	832,300
Hotel Property Investments	255,015	637,412
HUB24 Ltd.	74,162	1,630,375
Humm Group Ltd. *	555,495	387,714
Imdex Ltd.	567,553	983,067
Infomedia Ltd.	572,198	729,743
Ingenia Communities Group	445,374	2,092,975
Inghams Group Ltd.	277,845	838,650
Integral Diagnostics Ltd.	225,092	760,029
InvoCare Ltd.	216,853	1,944,635
IPH Ltd.	252,577	1,735,201
IRESS Ltd.	288,145	3,114,637
Japara Healthcare Ltd. *	375,831	376,306
Jumbo Interactive Ltd.	75,170	842,199
Jupiter Mines Ltd.	2,324,187	433,151
Karoon Energy Ltd. *	772,414	694,358
Kogan.com Ltd. (a)	100,519	836,758
Lifestyle Communities Ltd.	140,672	2,008,910
Link Administration Holdings Ltd.	779,878	2,490,785
Lovisa Holdings Ltd.	81,088	1,169,855
Lynas Rare Earths Ltd. *	1,363,483	6,855,930
MACA Ltd.	485,036	301,315
Macmahon Holdings Ltd.	2,802,472	481,324
Marley Spoon AG *	345,988	541,132
Mayne Pharma Group Ltd. *	2,405,742	509,889
McMillan Shakespeare Ltd.	74,147	677,379
Megaport Ltd. *	204,780	2,560,742
Mesoblast Ltd. *	875,035	1,064,800
Monadelphous Group Ltd.	132,941	1,031,838
Mount Gibson Iron Ltd.	1,077,159	480,217
Myer Holdings Ltd. *	1,224,748	483,358
MyState Ltd.	151,252	592,508
Nanosonics Ltd. *	353,194	1,708,833
National Storage REIT	1,763,430	3,015,798
Navigator Global Investments Ltd.	173,483	233,294
nearmap Ltd. *	608,318	942,529
Netwealth Group Ltd.	125,293	1,430,329
New Century Resources Ltd. *	1,794,405	229,502
New Hope Corp., Ltd.	360,616	542,926

39
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
nib Holdings Ltd.	696,154	3,444,468
Nickel Mines Ltd.	1,886,540	1,399,459
Nine Entertainment Co. Holdings Ltd.	2,237,254	4,463,815
NRW Holdings Ltd.	689,838	957,919
Nuix Ltd. *	288,830	536,172
OFX Group Ltd.	320,264	386,207
Omni Bridgeway Ltd.	370,212	1,106,629
oOh!media Ltd. *	714,893	927,401
Opthea Ltd. *(a)	511,304	489,529
Orocobre Ltd. *	881,183	5,905,595
Pact Group Holdings Ltd.	318,559	931,275
Paradigm Biopharmaceuticals Ltd. *(a)	284,959	412,359
Pendal Group Ltd.	420,700	2,659,603
Perenti Global Ltd.	1,086,837	695,025
Perseus Mining Ltd. *	1,845,733	2,090,878
Piedmont Lithium, Inc. *(a)	2,219,043	1,297,430
Pilbara Minerals Ltd. *	3,890,551	6,340,802
Pinnacle Investment Management Group Ltd.	136,308	1,716,465
PointsBet Holdings Ltd. *	287,787	2,183,216
PolyNovo Ltd. *	897,289	1,462,397
Premier Investments Ltd.	122,991	2,557,313
Pro Medicus Ltd.	63,060	2,906,732
Ramelius Resources Ltd.	1,230,914	1,385,405
Redbubble Ltd. *	277,831	879,219
Regis Healthcare Ltd.	199,105	301,218
Regis Resources Ltd.	992,091	1,790,922
Reliance Worldwide Corp., Ltd.	1,193,077	5,109,687
Resolute Mining Ltd. *	1,704,956	579,421
Rural Funds Group	547,831	1,097,047
Sandfire Resources Ltd.	264,616	1,257,065
SeaLink Travel Group Ltd.	193,961	1,275,807
Select Harvests Ltd.	181,151	1,151,830
Senex Energy Ltd.	245,444	570,437
Service Stream Ltd.	625,196	386,101
Seven West Media Ltd. *	1,385,806	501,344
SG Fleet Group Ltd.	197,213	417,986
Sigma Healthcare Ltd.	1,522,141	717,535
Silver Lake Resources Ltd. *	1,234,168	1,240,238
SmartGroup Corp., Ltd.	126,335	738,655
Southern Cross Media Group Ltd. *	374,489	610,340
St. Barbara Ltd.	1,094,146	1,263,457
Starpharma Holdings Ltd. *	628,710	553,689
Steadfast Group Ltd.	1,323,878	4,828,105
Super Retail Group Ltd.	247,507	2,224,953
Superloop Ltd. *	585,520	421,508
Syrah Resources Ltd. *	750,580	710,387
Tassal Group Ltd.	328,789	860,258
Technology One Ltd.	224,761	1,622,954
Telix Pharmaceuticals Ltd. *	224,896	1,116,040
Temple & Webster Group Ltd. *	161,678	1,738,168
Tyro Payments Ltd. *	500,442	1,353,268
United Malt Grp Ltd.	409,068	1,348,343
Uniti Group Ltd. *	1,021,371	3,239,675
Virgin Australia International Holdings Ltd. *(b)	424,000	—
Virtus Health Ltd.	94,927	473,848
Viva Energy Group Ltd.	1,352,964	2,116,061
Waypoint REIT	1,204,635	2,456,337
Webjet Ltd. *	564,345	2,346,849
West African Resources Ltd. *	1,371,005	1,062,119
Western Areas Ltd.	478,985	1,081,704
Westgold Resources Ltd. *	468,965	606,655
Zip Co., Ltd. *(a)	703,326	3,510,796
		247,894,077

Security	Number of Shares	Value ($)
Austria 1.0%
Agrana Beteiligungs AG	17,598	394,697
AT&S Austria Technologie & Systemtechnik AG	39,211	1,701,033
BAWAG Group AG	88,855	5,338,841
CA Immobilien Anlagen AG	64,447	2,803,416
DO & Co. AG *	9,724	769,072
EVN AG	54,737	1,457,052
Flughafen Wien AG *	14,555	482,798
IMMOFINANZ AG *	142,718	3,632,243
Lenzing AG *	20,121	2,660,204
Mayr Melnhof Karton AG	13,226	2,788,415
Oesterreichische Post AG (a)	50,137	2,299,306
Palfinger AG	14,663	661,201
Porr AG *	13,268	266,257
S IMMO AG	77,308	1,902,733
Schoeller-Bleckmann Oilfield Equipment AG *	16,958	634,573
Strabag SE	24,381	1,108,051
UNIQA Insurance Group AG	164,719	1,528,318
Vienna Insurance Group AG Wiener Versicherung Gruppe	57,880	1,677,364
Wienerberger AG	170,734	6,699,284
		38,804,858

Belgium 1.6%
Aedifica S.A.	54,567	8,025,932
AGFA-Gevaert N.V. *	247,606	1,261,216
Barco N.V.	103,286	2,533,579
Befimmo S.A.	33,063	1,360,168
Bekaert S.A.	53,112	2,527,904
bpost S.A. *	157,403	1,520,824
Cie d'Entreprises CFE	10,277	1,181,606
Cofinimmo S.A.	45,498	7,524,503
D'Ieteren S.A. N.V.	35,069	5,480,987
Econocom Group S.A. N.V.	185,808	787,420
Euronav N.V.	305,464	2,482,266
Fagron	93,537	1,957,670
Gimv N.V.	29,829	1,940,160
KBC Ancora	53,101	2,536,156
Kinepolis Group N.V. *	20,600	1,134,157
Melexis N.V.	30,946	3,660,325
Mithra Pharmaceuticals S.A. *(a)	32,120	792,445
Montea C.V.A.	18,660	2,766,614
Ontex Group N.V. *	116,905	1,302,724
Orange Belgium S.A.	23,149	544,885
Retail Estates N.V.	15,632	1,282,469
Shurgard Self Storage S.A.	38,574	2,308,607
Tessenderlo Group S.A. *	39,119	1,620,848
Van de Velde N.V.	8,386	257,380
VGP N.V.	11,663	2,781,051
Xior Student Housing N.V.	30,467	1,870,167
		61,442,063

Canada 19.3%
Aecon Group, Inc.	92,610	1,510,459
Air Canada *	248,945	4,828,585
Alamos Gold, Inc., Class A	593,197	4,675,537
Algonquin Power & Utilities Corp.	917,840	14,229,008
Allied Properties Real Estate Investment Trust	191,846	6,572,242
AltaGas Ltd.	424,467	8,488,332
ARC Resources Ltd.	1,015,321	7,239,380
Artis Real Estate Investment Trust	161,007	1,469,086
Atco Ltd., Class I	113,635	3,817,359

40
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
ATS Automation Tooling Systems, Inc. *	114,065	4,117,948
Aurora Cannabis, Inc. *(a)	299,600	2,219,171
B2Gold Corp.	1,588,996	6,136,431
Ballard Power Systems, Inc. *	385,028	6,477,818
BlackBerry Ltd. *	781,459	8,892,795
Boardwalk Real Estate Investment Trust	62,457	2,327,464
Bombardier, Inc., B Shares *	3,196,116	4,653,863
Boralex, Inc., Class A	122,800	3,757,904
Boyd Group Services, Inc.	32,430	6,320,725
Brookfield Infrastructure Corp., Class A (a)	54,775	3,478,569
Brookfield Renewable Corp., Class A	195,593	8,558,016
BRP, Inc.	59,336	4,963,723
CAE, Inc. *	438,742	12,648,574
Cameco Corp.	605,868	11,176,183
Canada Goose Holdings, Inc. *	80,394	3,079,230
Canadian Apartment Properties REIT	259,975	12,572,368
Canadian Western Bank	128,373	3,756,763
Canfor Corp. *	95,083	2,037,627
Capital Power Corp.	163,628	5,618,501
Cargojet, Inc.	25,402	4,206,361
Cascades, Inc.	146,936	1,823,255
CCL Industries, Inc., Class B	224,825	12,813,593
Celestica, Inc. *	166,505	1,577,229
Centerra Gold, Inc.	334,605	2,496,993
Chartwell Retirement Residences	331,995	3,383,924
Choice Properties Real Estate Investment Trust	389,670	4,600,860
CI Financial Corp.	286,724	5,556,816
Cogeco Communications, Inc.	16,352	1,501,203
Colliers International Group, Inc.	48,458	6,737,681
Cominar Real Estate Investment Trust	253,475	2,182,414
Crescent Point Energy Corp.	801,339	2,872,683
Cronos Group, Inc. *(a)	301,112	1,987,318
Dream Office Real Estate Investment Trust	53,686	990,747
Dye & Durham Ltd.	57,263	2,159,739
ECN Capital Corp.	338,617	2,746,666
Eldorado Gold Corp. *	267,282	2,339,365
Element Fleet Management Corp.	665,011	7,320,305
Emera, Inc.	388,576	18,314,871
Empire Co., Ltd., A Shares	252,595	8,155,641
Endeavour Mining plc	285,751	6,971,632
Enerplus Corp.	387,767	2,289,195
Enghouse Systems Ltd.	65,606	3,168,547
Equinox Gold Corp. *	375,316	2,696,846
Finning International, Inc.	246,044	6,394,243
First Capital Real Estate Investment Trust	330,567	4,713,977
First Majestic Silver Corp. (a)	331,933	4,268,517
First National Financial Corp.	26,776	981,494
First Quantum Minerals Ltd.	846,793	17,610,668
FirstService Corp.	57,312	10,627,427
GFL Environmental, Inc.	178,179	6,267,603
Gibson Energy, Inc.	219,763	3,958,221
Gildan Activewear, Inc.	297,077	11,402,077
Granite Real Estate Investment Trust	88,093	6,349,472
Great Canadian Gaming Corp. *	88,307	3,078,323
H&R Real Estate Investment Trust	428,450	5,628,354
Home Capital Group, Inc. *	79,097	2,475,596
Hudbay Minerals, Inc.	329,977	2,015,924
IA Financial Corp., Inc.	162,872	9,017,153
IAMGOLD Corp. *	708,726	1,682,569
Innergex Renewable Energy, Inc.	202,022	3,215,022
Inter Pipeline Ltd.	654,791	10,363,487
Ivanhoe Mines Ltd., Class A *	849,465	6,843,314
Keyera Corp.	332,339	7,989,917
Kinaxis, Inc. *	40,451	6,552,060
Kinross Gold Corp.	1,925,573	11,565,781
Kirkland Lake Gold Ltd.	408,171	16,250,610
Laurentian Bank of Canada	65,699	2,209,117
Security	Number of Shares	Value ($)
Lightspeed Commerce, Inc. *	131,348	14,558,304
Linamar Corp.	68,310	3,864,044
Lundin Mining Corp.	981,149	7,919,693
Maple Leaf Foods, Inc.	113,100	2,463,112
Martinrea International, Inc.	116,858	1,117,117
MEG Energy Corp. *	461,971	2,939,300
Methanex Corp.	92,602	3,388,530
Mullen Group Ltd.	139,891	1,466,827
NFI Group, Inc.	97,960	2,358,203
Northland Power, Inc.	342,455	11,311,733
NOVAGOLD RESOURCES, Inc. *	353,597	2,549,178
OceanaGold Corp. *	1,075,826	2,009,219
Onex Corp.	117,068	8,189,618
Open Text Corp.	415,054	22,732,471
Osisko Gold Royalties Ltd.	252,896	3,084,024
Pan American Silver Corp.	317,351	8,227,293
Parex Resources, Inc. *	189,892	2,921,300
Parkland Corp.	225,901	6,734,215
PrairieSky Royalty Ltd.	299,667	3,282,073
Premium Brands Holdings Corp.	55,104	5,870,376
Pretium Resources, Inc. *	288,711	2,922,181
Primo Water Corp.	234,051	4,152,592
Quebecor, Inc., Class B	256,006	6,377,612
RioCan Real Estate Investment Trust	483,646	8,577,143
Ritchie Bros. Auctioneers, Inc.	168,024	10,511,057
Russel Metals, Inc.	93,884	2,548,349
SmartCentres Real Estate Investment Trust	197,719	4,773,796
SNC-Lavalin Group, Inc.	266,255	7,197,619
SSR Mining, Inc.	336,006	5,605,196
Stantec, Inc.	169,653	8,174,867
Stella-Jones, Inc.	98,638	3,367,422
Superior Plus Corp.	223,114	2,620,197
TFI International, Inc.	135,372	15,271,063
The Descartes Systems Group, Inc. *	128,893	10,088,875
The North West Co., Inc.	72,207	2,046,241
TMX Group Ltd.	85,593	9,401,581
Torex Gold Resources, Inc. *	128,970	1,439,067
Toromont Industries Ltd.	123,407	10,359,684
Tourmaline Oil Corp.	421,814	11,262,616
TransAlta Corp.	357,209	3,493,929
TransAlta Renewables, Inc.	160,939	2,501,359
Transcontinental, Inc., Class A	110,584	2,137,033
Turquoise Hill Resources Ltd. *	150,056	2,246,714
Vermilion Energy, Inc. *	233,140	1,553,467
West Fraser Timber Co., Ltd.	171,724	13,238,913
Westshore Terminals Investment Corp.	59,432	1,056,809
Whitecap Resources, Inc.	436,619	1,869,275
Winpak Ltd.	46,907	1,588,747
WSP Global, Inc.	172,592	22,499,173
Yamana Gold, Inc.	1,463,895	6,452,653
		738,300,331

Denmark 1.8%
ALK-Abello A/S *	10,041	4,905,863
Alm Brand A/S (a)	100,444	790,816
Bavarian Nordic A/S *	98,326	4,821,210
Chemometec A/S	15,410	2,441,198
D/S Norden A/S	36,826	952,822
Dfds A/S *	44,901	2,565,833
FLSmidth & Co. A/S	77,601	2,812,179
ISS A/S *	281,228	6,452,774
Jyske Bank A/S *	86,900	3,797,482
Netcompany Group A/S	49,716	6,415,884
Nilfisk Holding A/S *	42,297	1,564,355
NKT A/S *	65,092	2,928,176
Ringkjoebing Landbobank A/S	43,953	5,211,694

41
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Royal Unibrew A/S	74,035	9,558,969
Scandinavian Tobacco Group A/S, Class A	95,095	1,929,116
Schouw & Co. A/S	19,292	2,091,548
Spar Nord Bank A/S	125,153	1,442,274
Sydbank A/S	90,508	2,649,218
The Drilling Co. of 1972 A/S *	31,759	1,165,533
Topdanmark A/S	63,914	3,364,188
Zealand Pharma A/S *	66,546	2,049,243
		69,910,375

Finland 1.4%
Cargotec Oyj, B Shares	73,493	4,077,474
Citycon Oyj	113,358	1,008,284
F-Secure Oyj	141,109	797,880
Finnair Oyj *	870,525	678,840
Kemira Oyj	134,338	2,266,097
Konecranes Oyj	109,871	4,971,292
Metsa Board Oyj	264,034	2,758,357
Neles Oyj	163,038	2,521,201
Oriola Oyj, B Shares	191,426	435,216
Outokumpu Oyj *	467,752	3,241,165
QT Group Oyj *	29,022	5,323,849
Raisio Oyj, V Shares	170,833	751,183
Revenio Group Oyj	35,026	2,681,315
Sanoma Oyj	111,194	2,042,388
Terveystalo Oyj	95,579	1,405,814
TietoEVRY Oyj	128,370	4,570,274
Uponor Oyj	82,803	2,660,612
Valmet Oyj	202,938	8,135,391
YIT Oyj	251,726	1,524,379
		51,851,011

France 2.7%
Air France-KLM *(a)	426,437	1,985,863
Akka Technologies *	19,217	1,066,181
AKWEL	11,754	321,900
Albioma S.A.	40,522	1,791,868
Alten S.A.	43,520	7,166,555
Beneteau S.A. *	54,370	839,488
Bonduelle S.C.A.	22,383	605,064
Carmila S.A.	58,759	822,634
CGG S.A. *	1,189,129	921,112
Coface S.A. *	155,904	1,915,823
Compagnie de L'Odet S.A.	610	918,095
Derichebourg S.A. *	146,214	1,725,982
Elior Group S.A. *	150,096	1,046,252
Elis S.A. *	337,426	5,966,748
Eramet S.A. *	13,736	1,114,757
Eutelsat Communications S.A.	276,229	3,189,659
Fnac Darty S.A.	25,642	1,746,526
Gaztransport Et Technigaz S.A.	39,545	3,293,335
GL Events *	19,298	347,628
Guerbet	7,349	299,292
Interparfums S.A.	23,519	1,671,332
IPSOS	58,221	2,817,805
Jacquet Metals SACA	20,215	479,642
Korian S.A.	100,715	3,904,313
Lagardere S.C.A. *	175,255	4,840,984
LISI	24,375	805,657
Maisons du Monde S.A.	66,324	1,528,262
Manitou BF S.A.	17,884	643,890
Mercialys S.A.	93,500	1,094,339
Mersen S.A.	21,901	851,857
Metropole Television S.A.	98,481	2,094,858
Nexans S.A.	45,373	4,539,255
Nexity S.A.	64,223	3,309,952
Security	Number of Shares	Value ($)
PEUGEOT INVEST	7,648	1,038,229
Pharmagest Interactive	5,741	653,977
Quadient S.A.	52,616	1,491,895
Rallye S.A. *(a)	35,644	255,822
Robertet S.A.	1,054	1,298,938
Rothschild & Co.	43,603	1,724,283
SES S.A.	577,005	4,814,193
SMCP S.A. *	38,045	222,485
Societe BIC S.A.	38,473	2,559,159
Solutions 30 SE *(a)	130,844	1,432,568
Sopra Steria Group S.A.	21,637	4,403,335
SPIE S.A.	188,113	4,458,922
Tarkett S.A. *(a)	13,909	334,945
Television Francaise 1 S.A.	162,807	1,632,615
Trigano S.A.	12,188	2,535,045
Vallourec S.A. *(a)	61,540	567,720
Verallia S.A.	82,822	3,015,140
Vicat S.A.	22,724	1,130,654
Vilmorin & Cie S.A.	9,239	597,658
Virbac S.A.	6,677	2,821,706
Voltalia S.A. *	43,166	1,212,736
X-Fab Silicon Foundries SE *	84,464	889,373
		104,758,306

Germany 4.3%
Aareal Bank AG	91,119	2,409,375
ADLER Group S.A.	140,191	3,723,489
AIXTRON SE	160,279	4,622,186
alstria Office REIT-AG	270,213	5,499,091
Atoss Software AG	5,936	1,273,899
Aurubis AG	53,582	4,546,470
BayWa AG	20,881	907,082
Befesa S.A.	60,666	4,919,823
Bertrandt AG	7,844	446,768
Bilfinger SE	41,808	1,465,761
CANCOM SE	55,442	3,646,678
CECONOMY AG *	266,600	1,249,390
CompuGroup Medical SE & Co. KgaA	37,957	3,539,699
Corestate Capital Holding S.A. *(a)	17,804	275,529
CropEnergies AG	27,077	327,301
Dermapharm Holding SE	26,205	2,431,387
Deutsche Beteiligungs AG	20,931	915,431
Deutsche Euroshop AG	77,473	1,789,734
Deutsche Pfandbriefbank AG	191,101	2,190,882
Deutz AG *	188,257	1,720,044
DIC Asset AG	78,966	1,448,567
Draegerwerk AG & Co., KGaA	4,451	377,776
Duerr AG	74,157	3,648,608
ElringKlinger AG *	44,590	724,801
Encavis AG (a)	145,973	2,651,908
Freenet AG	192,535	4,750,107
Gerresheimer AG	48,622	5,162,753
Global Fashion Group S.A. *	160,996	2,050,614
Grand City Properties S.A.	150,431	4,123,319
GRENKE AG (a)	39,799	1,772,112
Hamburger Hafen und Logistik AG	37,143	818,156
Hensoldt AG	44,742	758,433
Hornbach Baumarkt AG	11,886	474,242
Hornbach Holding AG & Co. KGaA	12,673	1,353,865
HUGO BOSS AG	78,574	4,383,489
Hypoport SE *	6,147	4,244,890
Indus Holding AG	30,756	1,239,847
Instone Real Estate Group AG	70,574	2,241,013
Jenoptik AG	78,756	2,842,945
K+S AG *	294,028	4,189,318
Kloeckner & Co. SE *	108,743	1,464,652
Koenig & Bauer AG *	21,900	753,581

42
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Krones AG	21,917	2,218,516
KWS Saat SE & Co. KGaA	15,308	1,281,186
MorphoSys AG *	50,692	2,938,112
New Work SE	4,271	1,237,737
Nordex SE *	155,213	2,907,719
Norma Group SE	48,640	2,454,005
PATRIZIA AG	66,405	1,626,546
Pfeiffer Vacuum Technology AG	10,121	2,119,456
S&T AG (a)	75,089	1,722,251
Salzgitter AG *	57,963	2,178,569
Secunet Security Networks AG	2,021	1,120,081
SGL Carbon SE *	72,132	801,244
Shop Apotheke Europe N.V. *	10,900	1,941,615
Siltronic AG	31,702	5,184,480
Sixt SE *	19,718	2,648,820
SMA Solar Technology AG	13,192	631,309
Software AG	74,947	3,797,181
Stabilus S.A.	36,984	2,907,605
STRATEC SE	10,769	1,782,259
Stroeer SE & CO. KGaA	37,353	3,073,305
Suedzucker AG	117,748	2,008,486
TAG Immobilien AG	191,820	6,491,857
Takkt AG	48,862	814,429
TLG Immobilien AG	10,933	395,564
VERBIO Vereinigte BioEnergie AG	30,090	1,822,162
Vossloh AG	12,937	733,031
Wacker Neuson SE	38,290	1,158,913
Washtec AG	15,534	1,091,057
Wuestenrot & Wuerttembergische AG	29,610	651,526
Zeal Network SE	23,077	1,163,201
zooplus AG *	9,362	4,405,075
		164,682,312

Hong Kong 1.0%
Apollo Future Mobility Group Ltd. *	6,748,376	420,833
Asia Cement China Holdings Corp.	647,246	477,694
AsiaInfo Technologies Ltd.	561,973	923,453
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	378,128	521,197
C-Mer Eye Care Holdings Ltd.	597,133	600,408
Canvest Environmental Protection Group Co., Ltd.	1,036,331	575,639
China Animal Healthcare Ltd. *(b)	192,752	—
Chinese Estates Holdings Ltd.	783,376	284,045
Chow Sang Sang Holdings International Ltd.	369,488	561,547
CITIC Telecom International Holdings Ltd.	2,091,832	726,204
CMBC Capital Holdings Ltd.	25,081,371	345,067
Cosmopolitan International Holdings Ltd. *	2,660,315	383,106
Crystal International Group Ltd.	877,302	358,711
Digital Domain Holdings Ltd. *	34,266,491	268,762
Dynam Japan Holdings Co., Ltd.	463,160	457,958
Esprit Holdings Ltd. *	4,229,984	435,108
Everest Medicines Ltd. *	149,696	923,889
Far East Consortium International Ltd.	1,616,026	585,957
Fortune Real Estate Investment Trust	1,995,973	2,155,769
Frontage Holdings Corp. *	895,686	602,318
GCL New Energy Holdings Ltd. *	11,979,128	539,090
Giordano International Ltd.	1,885,379	402,416
Glory Sun Financial Group Ltd. *	25,551,963	762,220
Great Eagle Holdings Ltd.	340,375	1,067,864
HKBN Ltd.	1,217,588	1,415,263
Hong Kong Television Network Ltd. *	835,089	1,123,137
IGG, Inc.	1,246,560	1,194,092
IMAX China Holding, Inc.	146,832	213,715
K Wah International Holdings Ltd.	1,927,360	845,056
Lee's Pharmaceutical Holdings Ltd.	391,569	203,403
Security	Number of Shares	Value ($)
Luk Fook Holdings International Ltd.	524,953	1,457,950
MH Development Ltd. *(b)	459,925	—
Pacific Basin Shipping Ltd.	6,618,684	3,616,837
Pacific Textiles Holdings Ltd.	706,997	377,254
Pou Sheng International Holdings Ltd. *	3,031,646	611,993
Prosperity REIT	1,847,749	729,373
Razer, Inc. *	5,748,289	1,463,431
Road King Infrastructure Ltd.	387,744	440,723
Sa Sa International Holdings Ltd. *	1,664,436	359,538
SmarTone Telecommunications Holdings Ltd.	511,915	288,297
Stella International Holdings Ltd. *	630,500	847,979
Sun Hung Kai & Co., Ltd.	846,809	463,835
SUNeVision Holdings Ltd.	889,102	940,849
Sunlight Real Estate Investment Trust	1,647,380	1,010,370
Superb Summit International Group Ltd. *(b)	1,120,000	—
Television Broadcasts Ltd. *	446,100	379,142
Texhong Textile Group Ltd.	433,857	662,722
Texwinca Holdings Ltd.	906,462	195,807
The United Laboratories International Holdings Ltd.	803,487	542,384
Truly International Holdings Ltd. *	2,412,371	908,825
Value Partners Group Ltd.	1,393,823	761,667
Vobile Group Ltd. *	1,911,278	1,919,302
VPower Group International Holdings Ltd.	1,298,017	293,739
VSTECS Holdings Ltd.	975,769	919,643
Xiabuxiabu Catering Management China Holdings Co., Ltd. *	738,372	652,229
		39,217,810

Ireland 0.4%
Bank of Ireland Group plc *	1,393,927	8,763,722
Cairn Homes plc *	1,050,767	1,411,549
Dalata Hotel Group plc *	346,033	1,544,033
Hibernia REIT plc	1,033,766	1,547,351
Irish Continental Group plc *	242,544	1,225,411
		14,492,066

Israel 0.8%
AFI Properties Ltd. *	24,036	1,228,897
Allot Ltd. *	49,900	822,542
AudioCodes Ltd.	35,676	1,158,113
Brack Capital Properties N.V. *	3,788	454,306
Cellcom Israel Ltd. *	137,027	517,099
Clal Insurance Enterprises Holdings Ltd. *	71,997	1,512,415
Compugen Ltd. *	123,219	844,985
Danel Adir Yeoshua Ltd.	6,788	1,376,987
Delek Automotive Systems Ltd.	75,105	997,962
Delek Group Ltd. *	11,557	643,549
Delta Galil Industries Ltd.	13,190	683,842
Equital Ltd. *	23,988	665,187
FIBI Holdings Ltd. *	25,362	1,051,291
Formula Systems 1985 Ltd.	11,999	1,194,750
Fox Wizel Ltd.	10,375	1,376,317
Gilat Satellite Networks Ltd.	39,484	396,103
Hilan Ltd.	20,349	1,151,549
IDI Insurance Co., Ltd.	11,861	425,756
Isracard Ltd.	280,329	1,164,629
Kamada Ltd. *	50,284	269,803
Kenon Holdings Ltd.	23,752	931,916
Matrix IT Ltd.	49,573	1,354,853
Mega Or Holdings Ltd.	29,418	1,103,720
Menora Mivtachim Holdings Ltd.	33,905	751,916

43
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Migdal Insurance & Financial Holding Ltd. *	497,802	702,633
Naphtha Israel Petroleum Corp., Ltd. *	51,792	237,803
Oil Refineries Ltd. *	2,345,569	512,493
Partner Communications Co., Ltd. *	155,313	736,873
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,970	840,655
Reit 1 Ltd.	265,053	1,551,227
Sella Capital Real Estate Ltd.	302,133	875,160
Summit Real Estate Holdings Ltd. *	60,823	959,689
The Israel Corp., Ltd. *	5,709	1,734,752
		30,229,772

Italy 2.9%
ACEA S.p.A.	65,640	1,566,741
Anima Holding S.p.A.	398,082	2,051,652
Arnoldo Mondadori Editore S.p.A. *	187,220	412,835
Autogrill S.p.A. *	281,965	2,113,568
Azimut Holding S.p.A.	185,202	5,198,821
Banca Generali S.p.A. *	83,742	3,720,834
Banca IFIS S.p.A.	42,166	731,690
Banca Monte dei Paschi di Siena S.p.A. *(a)	403,995	536,746
Banca Popolare di Sondrio Scarl	693,656	3,154,117
Banco BPM S.p.A.	2,302,579	7,632,363
BFF Bank S.p.A.	277,640	2,536,707
Biesse S.p.A. *	21,052	754,968
BPER Banca	1,583,091	3,443,188
Brembo S.p.A.	220,123	3,180,491
Brunello Cucinelli S.p.A. *	50,876	2,996,822
Carel Industries S.p.A.	66,583	1,913,858
Cementir Holding N.V.	70,515	798,266
Cerved Group S.p.A. *	290,533	3,388,440
CIR SpA-Compagnie Industriali *	1,314,495	757,227
Credito Emiliano S.p.A.	109,728	735,721
Danieli & C Officine Meccaniche S.p.A.	18,428	537,307
Datalogic S.p.A.	28,947	692,977
De'Longhi S.p.A.	99,210	4,485,404
doValue S.p.A.	86,756	1,085,557
Enav S.p.A. *	386,284	1,684,422
ERG S.p.A.	86,594	2,551,407
Falck Renewables S.p.A.	170,560	1,405,335
Fincantieri S.p.A. *(a)	709,339	619,212
Gruppo MutuiOnline S.p.A.	25,370	1,530,343
GVS S.p.A.	104,814	2,001,913
Immobiliare Grande Distribuzione SIIQ S.p.A. *	100,856	471,459
Interpump Group S.p.A.	122,119	8,678,149
Iren S.p.A.	949,697	2,934,959
Italmobiliare S.p.A.	21,691	786,078
Juventus Football Club S.p.A. *(a)	747,972	668,388
Maire Tecnimont S.p.A. (a)	239,519	933,042
MARR S.p.A. *	49,106	1,188,327
Mediaset S.p.A.	412,201	1,284,578
Piaggio & C S.p.A.	255,323	966,878
RAI Way S.p.A.	135,437	823,364
Reply S.p.A.	34,256	6,910,764
Saipem S.p.A. *(a)	825,428	1,955,573
Salvatore Ferragamo S.p.A. *	102,070	2,083,246
Saras S.p.A. *	832,772	690,884
Sesa S.p.A. *	9,909	1,974,466
Societa Cattolica Di Assicurazione S.p.A. *	188,581	1,564,951
SOL S.p.A.	55,175	1,263,547
Tamburi Investment Partners S.p.A.	157,905	1,720,462
Technogym S.p.A.	182,467	2,156,085
Tinexta S.p.A.	30,635	1,417,592
Tod's S.p.A. *	12,866	702,581
Security	Number of Shares	Value ($)
Unipol Gruppo S.p.A.	744,303	4,412,390
Webuild S.p.A (a)	491,736	1,313,022
Zignago Vetro S.p.A.	49,428	1,059,586
		112,179,303

Japan 17.5%
Achilles Corp.	20,181	243,399
Adastria Co., Ltd.	40,655	664,631
ADEKA Corp.	150,146	3,285,554
Advan Co., Ltd.	28,637	236,947
Aeon Delight Co., Ltd.	26,762	867,219
Aeon Hokkaido Corp.	79,029	830,862
AEON REIT Investment Corp.	2,373	3,261,633
Ai Holdings Corp.	52,145	1,060,367
Aichi Corp.	33,759	227,703
Aichi Steel Corp.	18,407	470,814
Aida Engineering Ltd.	80,941	783,918
Aiful Corp.	451,042	1,441,068
Aiphone Co., Ltd.	19,095	381,344
Airtrip Corp.	16,598	443,278
Aisan Industry Co., Ltd.	50,777	391,481
Akatsuki, Inc.	8,465	248,880
Alconix Corp.	28,490	412,594
Alpen Co., Ltd.	22,237	703,382
Alpha Systems, Inc.	9,807	352,163
Amuse, Inc.	15,425	331,358
Anest Iwata Corp.	50,784	471,506
Anicom Holdings, Inc.	118,936	958,114
AOKI Holdings, Inc.	59,126	337,448
Aoyama Trading Co., Ltd. *	64,039	376,563
Arakawa Chemical Industries Ltd.	24,239	278,221
Arata Corp.	18,445	748,814
Arcland Sakamoto Co., Ltd.	40,370	563,328
Arcland Service Holdings Co., Ltd.	21,690	437,512
Arcs Co., Ltd.	51,009	1,041,910
Argo Graphics, Inc.	24,118	720,071
ARTERIA Networks Corp.	40,552	662,209
Aruhi Corp.	49,326	602,095
Asahi Co., Ltd.	20,098	244,410
Asahi Diamond Industrial Co., Ltd.	81,438	384,729
Asahi Holdings, Inc.	111,083	2,251,792
ASKA Pharmaceutical Holdings Co., Ltd.	30,271	280,226
Atom Corp.	169,846	1,219,812
Atrae, Inc. *	25,508	635,726
Autobacs Seven Co., Ltd.	91,551	1,279,181
Avex, Inc.	44,539	608,935
Axial Retailing, Inc.	20,182	731,152
Bando Chemical Industries Ltd.	68,635	577,269
Bank of the Ryukyus Ltd.	58,118	424,802
Base Co., Ltd.	12,293	568,437
Belc Co., Ltd.	13,754	726,135
Bell System24 Holdings, Inc.	49,781	723,197
Belluna Co., Ltd.	70,103	524,528
BeNext-Yumeshin Group Co.	89,310	973,907
BML, Inc.	31,289	1,267,395
BrainPad, Inc. *	7,416	357,097
Broadleaf Co., Ltd.	123,497	590,169
BRONCO BILLY Co., Ltd.	13,325	292,553
Bunka Shutter Co., Ltd.	80,561	855,035
Canon Electronics, Inc.	28,889	419,950
Cawachi Ltd.	17,829	373,263
Central Glass Co., Ltd.	58,137	1,174,806
Central Security Patrols Co., Ltd.	10,852	262,756
Change, Inc. *(a)	46,921	1,052,797
Chilled & Frozen Logistics Holdings Co., Ltd.	32,496	519,120
Chiyoda Co., Ltd.	36,371	263,860

44
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Chiyoda Corp. *	224,818	763,309
Chiyoda Integre Co., Ltd.	16,280	284,967
Chofu Seisakusho Co., Ltd.	30,064	553,609
Chori Co., Ltd.	16,983	283,823
Chubu Shiryo Co., Ltd.	40,600	415,756
Chudenko Corp.	37,751	785,878
Chugoku Marine Paints Ltd.	72,066	593,662
Chuo Spring Co., Ltd.	22,950	232,090
CI Takiron Corp.	61,649	352,408
Citizen Watch Co., Ltd.	399,458	1,748,947
CKD Corp.	89,617	1,881,908
CMK Corp. *	68,012	260,013
Cocokara fine, Inc. (a)	32,584	2,568,518
COLOPL, Inc.	73,244	555,364
Colowide Co., Ltd. (a)	84,767	1,351,056
Comforia Residential REIT, Inc.	984	3,161,770
Computer Engineering & Consulting Ltd.	36,946	524,629
Comture Corp.	33,194	904,330
CONEXIO Corp.	24,133	334,998
Cosel Co., Ltd.	28,287	263,919
CRE Logistics REIT, Inc.	691	1,431,564
Create Restaurants Holdings, Inc. *(a)	132,952	1,003,251
Create SD Holdings Co., Ltd.	33,755	1,193,684
CTS Co., Ltd.	36,772	254,720
Curves Holdings Co., Ltd.	90,001	688,156
Cybozu, Inc.	35,853	823,059
Dai Nippon Toryo Co., Ltd.	38,450	298,192
Dai-Dan Co., Ltd.	20,841	512,773
Daibiru Corp.	65,070	857,649
Daido Metal Co., Ltd.	58,738	313,847
Daihen Corp.	29,365	1,281,678
Daiho Corp.	25,406	923,876
Daiichi Jitsugyo Co., Ltd.	14,767	633,102
Daiken Corp.	23,953	507,143
Daikokutenbussan Co., Ltd.	7,657	483,703
Daikyonishikawa Corp.	85,388	516,867
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	18,259	421,323
Daiseki Co., Ltd.	70,215	2,847,331
Daishi Hokuetsu Financial Group, Inc.	64,099	1,581,179
Daito Pharmaceutical Co., Ltd.	16,902	555,400
Daiwa Industries Ltd.	38,437	427,194
Daiwa Securities Living Investments Corp.	3,027	3,402,826
Daiwabo Holdings Co., Ltd.	138,401	2,635,490
DCM Holdings Co., Ltd.	152,623	1,475,383
Denyo Co., Ltd.	23,770	443,984
Descente Ltd. *	59,112	1,735,265
Dexerials Corp.	71,004	1,391,513
Digital Arts, Inc.	14,459	1,150,297
Digital Garage, Inc.	47,803	2,188,686
Digital Holdings, Inc.	23,244	357,356
Dip Corp.	31,154	992,527
Direct Marketing MiX, Inc.	13,530	501,248
DKK Co., Ltd.	16,873	350,484
DKS Co., Ltd.	12,262	367,771
Doshisha Co., Ltd.	34,221	546,365
Doutor Nichires Holdings Co., Ltd.	37,368	556,812
DTS Corp.	58,772	1,367,923
Duskin Co., Ltd.	61,769	1,484,345
DyDo Group Holdings, Inc.	11,705	598,781
Eagle Industry Co., Ltd.	39,584	450,391
Earth Corp.	21,715	1,286,771
Ebase Co., Ltd.	40,627	289,189
EDION Corp.	127,919	1,245,889
eGuarantee, Inc.	46,350	1,031,125
Eiken Chemical Co., Ltd.	45,896	896,530
Eizo Corp.	28,298	1,094,725
Elan Corp.	47,302	553,708
Security	Number of Shares	Value ($)
Elematec Corp.	21,628	224,234
EM Systems Co., Ltd.	56,647	417,659
en-japan, Inc.	46,094	1,562,900
Enigmo, Inc.	36,169	480,673
Enplas Corp.	10,464	299,557
EPS Holdings, Inc.	7,885	128,976
eRex Co., Ltd.	53,344	1,105,142
ES-Con Japan Ltd.	56,239	400,318
ESPEC Corp.	27,372	546,892
euglena Co., Ltd. *	120,973	969,017
Exedy Corp.	41,266	626,164
FCC Co., Ltd.	53,737	753,277
FDK Corp. *	21,116	222,962
Feed One Co., Ltd.	47,147	326,158
FIDEA Holdings Co., Ltd.	268,773	308,260
Financial Products Group Co., Ltd.	83,530	517,786
Fixstars Corp.	33,442	238,350
Foster Electric Co., Ltd.	29,976	237,112
France Bed Holdings Co., Ltd.	29,503	248,410
Frontier Real Estate Investment Corp.	715	3,101,197
Fudo Tetra Corp.	16,958	269,358
Fuji Co., Ltd.	31,545	564,227
Fuji Corp.	129,938	3,374,414
Fuji Pharma Co., Ltd.	23,558	247,674
Fuji Seal International, Inc.	60,604	1,364,224
Fuji Soft, Inc.	31,009	1,611,700
Fujibo Holdings, Inc.	16,936	654,409
Fujicco Co., Ltd.	31,748	549,073
Fujikura Ltd. *	400,231	2,309,726
Fujimi, Inc.	29,992	1,676,232
Fujimori Kogyo Co., Ltd.	22,213	927,058
Fujio Food Group., Inc.	33,177	403,161
Fujita Kanko, Inc. *	10,964	223,052
Fujitec Co., Ltd.	117,402	2,894,976
Fujiya Co., Ltd.	16,390	354,774
Fukuda Corp.	7,360	336,982
Fukui Computer Holdings, Inc.	10,423	413,182
Fukuoka REIT Corp.	1,072	1,712,507
Fukushima Galilei Co., Ltd.	17,238	761,008
FULLCAST Holdings Co., Ltd.	27,430	529,824
Funai Soken Holdings, Inc.	45,548	1,125,640
Furukawa Battery Co., Ltd.	19,281	283,792
Furukawa Co., Ltd.	45,500	513,563
Furuno Electric Co., Ltd.	35,769	355,867
Fuso Chemical Co., Ltd.	28,996	1,195,630
Futaba Corp.	55,532	404,384
Futaba Industrial Co., Ltd.	85,406	377,820
Future Corp.	28,431	634,560
G-7 Holdings, Inc.	12,561	455,059
G-Tekt Corp.	27,777	374,709
Gakken Holdings Co., Ltd.	45,995	522,918
GCA Corp.	41,622	521,696
Genky DrugStores Co., Ltd.	12,251	574,300
Geo Holdings Corp.	39,346	427,269
Giken Ltd.	21,425	923,424
Global One Real Estate Investment Corp.	1,421	1,625,885
GLOBERIDE, Inc.	15,523	1,045,605
Glory Ltd.	80,390	1,675,706
GMO GlobalSign Holdings KK	7,723	337,082
Goldcrest Co., Ltd.	22,463	345,349
Grace Technology, Inc.	30,766	342,218
Gree, Inc.	133,412	788,134
gremz, Inc.	22,825	580,702
Gunze Ltd.	24,687	1,002,221
H2O Retailing Corp.	126,710	996,518
Hakuto Co., Ltd.	21,532	353,771
Halows Co., Ltd.	12,486	340,507
Hamakyorex Co., Ltd.	23,066	688,663

45
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Hankyu Hanshin REIT, Inc.	980	1,462,953
Hanwa Co., Ltd.	55,136	1,656,188
Happinet Corp.	22,425	297,000
Hazama Ando Corp.	276,374	2,065,384
Heiwa Real Estate Co., Ltd.	49,991	1,938,482
Heiwa Real Estate REIT, Inc.	1,338	2,076,543
Heiwado Co., Ltd.	43,715	871,833
HI-LEX Corp.	41,006	648,347
Hibiya Engineering Ltd.	27,835	479,119
Hiday Hidaka Corp.	41,398	614,602
Hioki EE Corp.	13,697	1,014,870
Hirata Corp.	13,018	801,035
HIS Co., Ltd. *	56,738	1,319,032
Hitachi Zosen Corp.	248,057	1,799,576
Hito Communications Holdings, Inc.	15,437	257,845
Hochiki Corp.	23,718	253,458
Hodogaya Chemical Co., Ltd.	8,914	411,378
Hogy Medical Co., Ltd.	33,232	1,040,580
Hokkaido Electric Power Co., Inc.	272,186	1,275,949
Hokkaido Gas Co., Ltd.	18,320	260,476
Hokuetsu Corp.	205,003	1,127,087
Hokuhoku Financial Group, Inc.	197,142	1,514,544
Hokuto Corp.	30,851	559,676
Hoosiers Holdings	41,941	252,348
Hoshino Resorts REIT, Inc.	333	2,155,134
Hosiden Corp.	80,019	659,905
Hosokawa Micron Corp.	9,578	573,669
Hulic Reit, Inc.	1,856	3,128,811
I'll, Inc.	26,262	436,744
I-PEX, Inc.	11,762	212,307
Ichibanya Co., Ltd.	23,964	1,036,128
Ichigo Office REIT Investment Corp.	1,805	1,596,996
Ichikoh Industries Ltd.	85,418	527,934
Ichiyoshi Securities Co., Ltd.	55,058	321,247
Icom, Inc.	13,517	302,551
Idec Corp.	40,458	841,126
IDOM, Inc.	78,531	671,223
Iino Kaiun Kaisha Ltd.	128,422	614,873
Inaba Denki Sangyo Co., Ltd.	77,918	1,912,842
Inabata & Co., Ltd.	63,451	972,037
Inageya Co., Ltd.	34,905	459,427
Ines Corp.	33,910	487,692
Infocom Corp.	30,185	678,929
Infomart Corp.	312,854	2,793,644
Information Services International-Dentsu Ltd.	36,187	1,414,738
Insource Co., Ltd.	34,042	657,848
Intage Holdings, Inc.	49,417	685,073
Internet Initiative Japan, Inc.	82,516	2,880,474
Invesco Office J-Reit, Inc.	4,332	894,318
Invincible Investment Corp.	7,363	2,865,176
Iriso Electronics Co., Ltd.	30,188	1,264,016
Iseki & Co., Ltd. *	23,650	340,133
Ishihara Sangyo Kaisha Ltd.	54,363	562,137
Istyle, Inc. *	87,451	334,329
Itochu Advance Logistics Investment Corp.	928	1,430,097
Itochu Enex Co., Ltd.	74,016	664,972
Itochu-Shokuhin Co., Ltd.	7,516	362,596
J Trust Co., Ltd. *	133,275	435,515
J-Oil Mills, Inc.	25,462	417,414
JAC Recruitment Co., Ltd.	23,517	382,745
Jaccs Co., Ltd.	38,810	971,840
JAFCO Group Co., Ltd.	43,214	2,615,812
Japan Display, Inc. *	991,131	324,784
Japan Elevator Service Holdings Co., Ltd.	105,224	2,778,580
Japan Excellent, Inc.	1,859	2,453,623
Japan Hotel REIT Investment Corp.	6,947	4,110,277
Japan Lifeline Co., Ltd.	101,975	1,228,044
Security	Number of Shares	Value ($)
Japan Material Co., Ltd.	84,705	970,723
Japan Medical Dynamic Marketing, Inc.	17,515	366,211
Japan Petroleum Exploration Co., Ltd.	47,277	816,352
Japan Pulp & Paper Co., Ltd.	15,608	532,059
Japan Securities Finance Co., Ltd.	132,848	1,004,885
Japan Transcity Corp.	70,073	376,963
JCU Corp.	31,058	1,176,054
JDC Corp.	60,352	316,428
Jeol Ltd.	56,981	4,216,781
JINS Holdings, Inc.	22,050	1,441,098
JM Holdings Co., Ltd.	21,386	446,369
Joshin Denki Co., Ltd.	27,811	636,671
Joyful Honda Co., Ltd.	90,619	1,158,102
JSP Corp.	17,271	254,679
JVC Kenwood Corp.	227,345	430,437
K&O Energy Group, Inc.	23,217	279,382
Kadokawa Corp.	64,002	2,942,018
Kaga Electronics Co., Ltd.	25,860	682,397
Kamakura Shinsho Ltd.	29,469	281,117
Kameda Seika Co., Ltd.	20,506	870,749
Kamei Corp.	31,572	337,389
Kanaden Corp.	25,079	237,869
Kanagawa Chuo Kotsu Co., Ltd.	9,366	294,552
Kanamoto Co., Ltd.	43,326	991,852
Kanematsu Corp.	126,455	1,629,895
Kanematsu Electronics Ltd.	18,189	636,598
Kansai Super Market Ltd.	26,969	377,556
Kanto Denka Kogyo Co., Ltd.	72,261	705,114
Kappa Create Co., Ltd. *	36,226	460,986
Katakura Industries Co., Ltd.	29,052	389,264
Katitas Co., Ltd.	73,076	2,434,536
Kato Sangyo Co., Ltd.	31,089	952,253
KAWADA TECHNOLOGIES, Inc.	6,293	212,803
Kawasaki Kisen Kaisha Ltd. *	125,437	6,291,260
KeePer Technical Laboratory Co., Ltd.	18,520	606,881
Keihanshin Building Co., Ltd.	53,249	742,558
Keiyo Co., Ltd.	58,171	423,601
Kenedix Residential Next Investment Corp.	1,493	3,209,964
Kenedix Retail REIT Corp.	873	2,360,898
Kenko Mayonnaise Co., Ltd.	20,937	289,871
Key Coffee, Inc.	23,291	465,778
KFC Holdings Japan Ltd.	22,192	603,180
KH Neochem Co., Ltd.	55,030	1,502,731
Kintetsu Department Store Co., Ltd. *	12,722	279,083
Kintetsu World Express, Inc.	52,452	1,276,208
Kisoji Co., Ltd.	33,008	703,365
Kissei Pharmaceutical Co., Ltd.	45,806	1,009,850
Kitanotatsujin Corp.	96,460	450,428
Kitz Corp.	123,879	919,000
KLab, Inc. *	46,397	277,047
Koa Corp.	44,705	644,572
Koatsu Gas Kogyo Co., Ltd.	35,133	238,889
Kohnan Shoji Co., Ltd.	38,273	1,264,619
Kojima Co., Ltd. (a)	32,392	192,536
Komatsu Matere Co., Ltd.	45,982	412,273
KOMEDA Holdings Co., Ltd.	46,133	847,829
Komeri Co., Ltd.	42,921	986,097
Komori Corp.	72,911	562,130
Konishi Co., Ltd.	40,005	611,036
Konoike Transport Co., Ltd.	39,148	487,836
Koshidaka Holdings Co., Ltd. (a)	73,233	373,964
Krosaki Harima Corp.	6,227	278,588
Kumagai Gumi Co., Ltd.	52,218	1,278,119
Kumiai Chemical Industry Co., Ltd.	144,330	1,195,524
Kura Sushi, Inc.	29,640	1,164,178
Kurabo Industries Ltd.	29,279	519,165
Kureha Corp.	27,185	1,858,359
Kurimoto Ltd.	17,382	260,904

46
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
KYB Corp.	28,385	803,544
Kyodo Printing Co., Ltd.	11,540	276,473
Kyoei Steel Ltd.	31,978	426,140
Kyokuto Kaihatsu Kogyo Co., Ltd.	44,053	662,439
Kyokuto Securities Co., Ltd.	35,640	260,828
Kyokuyo Co., Ltd.	13,567	372,333
KYORIN Holdings, Inc.	57,360	951,823
Kyosan Electric Manufacturing Co., Ltd.	59,835	257,074
LEC, Inc.	38,623	389,183
Leopalace21 Corp. *	366,893	798,174
Life Corp.	29,387	1,163,603
LIFULL Co., Ltd.	97,408	308,556
Link And Motivation, Inc.	63,232	590,534
LITALICO, Inc.	12,466	629,768
M&A Capital Partners Co., Ltd. *	19,357	942,654
Macnica Fuji Electronics Holdings, Inc.	71,425	1,723,536
Macromill, Inc.	59,729	410,481
Maeda Kosen Co., Ltd.	31,718	952,753
Maezawa Kyuso Industries Co., Ltd.	21,734	202,779
Makino Milling Machine Co., Ltd.	30,643	1,144,998
Mandom Corp.	52,098	790,053
Marudai Food Co., Ltd.	29,794	482,193
Maruha Nichiro Corp.	53,484	1,234,621
Marusan Securities Co., Ltd.	93,310	532,545
Maruwa Co., Ltd.	12,040	1,166,080
Maruzen Showa Unyu Co., Ltd.	22,508	697,613
Marvelous, Inc.	52,879	331,637
Matsuda Sangyo Co., Ltd.	19,310	514,125
Matsuya Co., Ltd. *	56,991	482,966
Matsuyafoods Holdings Co., Ltd.	12,061	393,580
Max Co., Ltd.	55,380	971,393
Maxell Holdings Ltd. *	58,826	693,425
Maxvalu Tokai Co., Ltd.	16,298	378,892
MCJ Co., Ltd.	98,160	1,096,326
Media Do Co., Ltd.	9,310	452,534
Medical Data Vision Co., Ltd.	22,776	358,246
MedPeer, Inc. *	23,286	902,952
Megachips Corp.	26,762	819,717
Meidensha Corp.	59,793	1,337,804
Meisei Industrial Co., Ltd.	68,371	465,515
Meitec Corp.	36,788	2,149,818
Melco Holdings, Inc.	9,120	431,677
Menicon Co., Ltd.	37,857	3,111,676
METAWATER Co., Ltd.	31,193	540,043
Micronics Japan Co., Ltd.	47,723	627,271
Mie Kotsu Group Holdings, Inc.	91,246	416,114
Milbon Co., Ltd.	27,335	1,701,906
Mimasu Semiconductor Industry Co., Ltd.	22,218	474,251
Mirai Corp.	2,238	1,142,835
Mirait Holdings Corp.	130,686	2,606,345
Miroku Jyoho Service Co., Ltd.	28,759	431,149
Mitsuba Corp. *	57,575	345,366
Mitsubishi Estate Logistics REIT Investment Corp.	565	2,669,170
Mitsubishi Logisnext Co., Ltd.	101,683	895,025
Mitsubishi Pencil Co., Ltd.	64,885	860,527
Mitsubishi Research Institute, Inc.	9,294	361,236
Mitsuboshi Belting Ltd.	33,913	621,399
Mitsui DM Sugar Holdings Co., Ltd.	23,511	414,107
Mitsui E&S Holdings Co., Ltd. *	117,550	494,339
Mitsui High-Tec, Inc.	35,033	2,018,559
Mitsui-Soko Holdings Co., Ltd.	32,309	789,050
Mitsuuroko Group Holdings Co., Ltd.	66,731	788,429
Mixi, Inc.	60,500	1,392,723
Mizuho Leasing Co., Ltd.	62,511	2,000,056
Mizuno Corp.	27,937	664,985
Modec, Inc.	33,162	490,517
Monex Group, Inc.	264,681	1,414,234
Security	Number of Shares	Value ($)
Monogatari Corp.	14,225	804,089
Mori Trust Hotel Reit, Inc.	425	520,321
Mori Trust Sogo REIT, Inc.	1,536	2,141,955
Moriroku Holdings Co., Ltd.	18,225	351,859
Morita Holdings Corp.	59,515	837,522
MOS Food Services, Inc.	36,019	1,083,586
MTI Ltd.	41,114	266,833
Musashi Seimitsu Industry Co., Ltd.	66,841	1,178,509
Nachi-Fujikoshi Corp.	26,580	1,041,570
Nagaileben Co., Ltd.	38,012	883,694
Nagatanien Holdings Co., Ltd.	15,401	299,160
Neturen Co., Ltd.	51,377	292,754
Nextage Co., Ltd.	55,900	1,115,354
Nichi-iko Pharmaceutical Co., Ltd.	71,650	555,669
Nichias Corp.	82,972	2,204,581
Nichiban Co., Ltd.	19,954	325,483
Nichicon Corp.	93,530	931,384
Nichiden Corp.	20,419	450,162
Nichiha Corp.	41,767	1,231,796
Nichireki Co., Ltd.	32,438	380,008
Nihon Chouzai Co., Ltd.	19,533	308,837
Nihon Nohyaku Co., Ltd.	48,431	239,819
Nihon Parkerizing Co., Ltd.	140,700	1,471,548
Nikkiso Co., Ltd.	88,181	718,387
Nippn Corp.	74,460	1,095,957
Nippon Beet Sugar Manufacturing Co., Ltd.	17,245	258,377
Nippon Carbon Co., Ltd.	16,059	606,634
Nippon Ceramic Co., Ltd.	26,173	719,484
Nippon Chemi-Con Corp. *	30,456	600,471
Nippon Denko Co., Ltd.	163,232	487,348
Nippon Densetsu Kogyo Co., Ltd.	50,582	857,767
Nippon Gas Co., Ltd.	163,687	2,328,807
Nippon Holdings Co., Ltd.	76,425	1,598,622
Nippon Kanzai Co., Ltd.	25,746	622,441
Nippon Koei Co., Ltd.	21,171	597,398
Nippon Light Metal Holdings Co., Ltd.	88,993	1,564,223
Nippon Parking Development Co., Ltd.	197,674	300,488
NIPPON REIT Investment Corp.	651	2,675,464
Nippon Rietec Co., Ltd.	21,564	331,920
Nippon Seiki Co., Ltd.	78,994	882,984
Nippon Sheet Glass Co., Ltd. *	139,880	725,756
Nippon Signal Company Ltd.	86,558	731,165
Nippon Soda Co., Ltd.	37,162	1,190,699
Nippon Steel Trading Corp.	22,535	1,031,777
Nippon Suisan Kaisha Ltd.	401,036	2,212,159
Nippon Thompson Co., Ltd.	94,624	489,227
Nippon Yakin Kogyo Co., Ltd.	21,726	532,174
Nishi-Nippon Financial Holdings, Inc.	223,955	1,416,792
Nishimatsu Construction Co., Ltd.	78,348	2,474,673
Nishimatsuya Chain Co., Ltd.	66,979	805,382
Nishio Rent All Co., Ltd.	28,220	750,838
Nissan Shatai Co., Ltd.	97,610	658,374
Nissei ASB Machine Co., Ltd.	11,706	451,788
Nissha Co., Ltd.	60,191	974,145
Nisshinbo Holdings, Inc.	212,179	1,763,330
Nissin Electric Co., Ltd.	70,523	803,061
Nissin Sugar Co., Ltd.	14,236	219,125
Nitta Corp.	28,060	703,671
Nittetsu Mining Co., Ltd.	9,288	563,908
Nitto Boseki Co., Ltd.	42,089	1,329,409
Nitto Kogyo Corp.	40,462	638,273
Nitto Kohki Co., Ltd.	17,145	309,784
Nohmi Bosai Ltd.	32,279	627,598
Nojima Corp.	50,907	1,255,298
Nomura Co., Ltd.	119,803	984,727
Noritake Co., Ltd.	20,141	779,167
Noritsu Koki Co., Ltd.	30,660	665,333

47
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Noritz Corp.	52,656	909,234
North Pacific Bank Ltd.	420,926	973,195
NS United Kaiun Kaisha Ltd.	13,530	450,138
NSD Co., Ltd.	105,199	1,962,068
NTN Corp. *	642,358	1,473,459
NTT UD REIT Investment Corp.	1,896	2,749,252
Obara Group, Inc.	16,765	591,338
Ohsho Food Service Corp.	17,076	921,725
Oiles Corp.	39,682	586,597
Oisix ra daichi, Inc. *	35,396	1,200,165
Okabe Co., Ltd.	62,100	373,640
Okamoto Industries, Inc.	21,964	833,696
Okamura Corp.	112,290	1,729,425
Okasan Securities Group, Inc.	241,268	896,025
Oki Electric Industry Co., Ltd.	126,300	1,135,849
Okumura Corp.	52,946	1,455,461
Okura Industrial Co., Ltd.	13,260	272,418
Okuwa Co., Ltd.	37,314	377,691
One REIT, Inc.	343	1,024,067
Onoken Co., Ltd.	21,846	316,176
Onward Holdings Co., Ltd.	174,533	459,130
Open Door, Inc. *	21,079	430,176
Optex Group Co., Ltd.	50,589	677,836
Optim Corp. *	28,970	588,577
Optorun Co., Ltd.	14,830	305,752
Organo Corp.	10,365	600,049
Oriental Shiraishi Corp. *	135,991	339,173
Oro Co., Ltd.	9,610	324,095
Osaka Organic Chemical Industry Ltd.	24,722	874,249
Osaka Soda Co., Ltd.	27,868	676,787
Osaki Electric Co., Ltd.	54,896	279,827
Outsourcing, Inc.	152,614	2,611,636
Oyo Corp.	31,820	388,409
Pacific Industrial Co., Ltd.	68,743	786,546
Pacific Metals Co., Ltd.	20,819	321,969
PAL GROUP Holdings Co., Ltd.	29,664	454,168
Paramount Bed Holdings Co., Ltd.	60,698	1,175,174
Pasona Group, Inc.	29,437	714,891
Pharma Foods International Co., Ltd. (a)	36,501	996,086
PIA Corp. *	9,292	284,613
Pilot Corp.	54,221	2,092,636
Piolax, Inc.	36,708	509,889
Plenus Co., Ltd.	36,544	670,605
Poletowin Pitcrew Holdings, Inc.	43,050	431,049
Press Kogyo Co., Ltd.	137,496	433,039
Pressance Corp.	27,659	434,800
Prestige International, Inc.	132,779	912,508
Prima Meat Packers Ltd.	42,851	1,164,302
Proto Corp.	30,912	417,281
Qol Holdings Co., Ltd.	36,074	513,232
Raito Kogyo Co., Ltd.	65,863	1,154,071
Raiznext Corp.	63,979	645,264
Raksul, Inc. *	35,131	1,857,920
Relia, Inc.	61,499	667,835
Restar Holdings Corp.	36,712	643,279
Retail Partners Co., Ltd.	52,038	564,148
Rheon Automatic Machinery Co., Ltd.	32,670	442,499
Ricoh Leasing Co., Ltd.	20,977	696,942
Riken Corp.	13,959	335,443
Riken Keiki Co., Ltd.	25,349	655,761
Riken Technos Corp.	68,892	361,203
Riken Vitamin Co., Ltd.	25,232	418,696
Ringer Hut Co., Ltd. (a)	33,259	667,239
Riso Kagaku Corp.	33,638	713,116
Riso Kyoiku Co., Ltd.	138,742	503,896
Rock Field Co., Ltd.	30,232	424,613
Rokko Butter Co., Ltd.	17,427	251,427
Roland Corp.	18,240	835,128
Security	Number of Shares	Value ($)
Roland DG Corp.	17,048	443,813
Rorze Corp.	14,589	1,154,000
Round One Corp.	92,265	1,090,954
Royal Holdings Co., Ltd. *	53,162	935,876
RPA Holdings, Inc. *	43,352	241,897
RS Technologies Co., Ltd.	10,684	607,819
Ryobi Ltd.	40,858	484,226
Ryoden Corp.	19,664	319,679
Ryosan Co., Ltd.	34,198	693,236
Ryoyo Electro Corp.	18,747	391,458
S Foods, Inc.	27,022	779,717
S-Pool, Inc.	85,155	741,793
Sagami Holdings Corp. *	29,469	276,557
Saibu Gas Holdings Co., Ltd.	36,625	815,111
Saizeriya Co., Ltd.	38,207	868,404
Sakai Chemical Industry Co., Ltd.	22,355	433,426
Sakai Moving Service Co., Ltd.	14,193	628,518
Sakata INX Corp.	63,624	660,795
Sakata Seed Corp.	47,310	1,550,300
SAMTY Co., Ltd.	42,467	894,103
Samty Residential Investment Corp.	517	568,013
San ju San Financial Group, Inc.	32,125	425,760
San-A Co., Ltd.	27,814	1,026,632
San-Ai Oil Co., Ltd.	82,807	1,034,899
Sanei Architecture Planning Co., Ltd.	13,880	238,029
Sangetsu Corp.	85,352	1,250,058
Sanken Electric Co., Ltd. *	29,685	1,464,525
Sanki Engineering Co., Ltd.	81,099	1,103,614
Sankyo Seiko Co., Ltd.	54,921	259,957
Sankyo Tateyama, Inc.	43,028	294,922
Sanoh Industrial Co., Ltd.	33,818	345,383
Sanrio Co., Ltd. *	86,117	1,711,209
Sanshin Electronics Co., Ltd.	27,568	409,781
Sanyo Chemical Industries Ltd.	15,186	814,178
Sanyo Denki Co., Ltd.	13,431	877,795
Sanyo Electric Railway Co., Ltd.	24,512	442,225
Sanyo Special Steel Co., Ltd. *	33,974	561,285
Sato Holdings Corp.	33,314	816,930
SB Technology Corp.	14,684	416,354
SBS Holdings, Inc.	26,804	966,174
Seikagaku Corp.	58,751	593,607
Seiko Holdings Corp.	43,009	855,404
Seiren Co., Ltd.	64,651	1,126,361
Sekisui Jushi Corp.	42,257	840,832
Senko Group Holdings Co., Ltd.	156,410	1,378,162
Senshu Ikeda Holdings, Inc.	405,719	620,433
Shibaura Machine Co., Ltd.	40,272	963,361
Shibuya Corp.	31,493	892,961
SHIFT, Inc. *	16,470	3,768,940
Shikoku Chemicals Corp.	44,797	562,307
Shima Seiki Manufacturing Ltd.	41,745	793,406
Shin Nippon Air Technologies Co., Ltd.	18,844	407,549
Shin-Etsu Polymer Co., Ltd.	49,025	432,862
Shindengen Electric Manufacturing Co., Ltd. *	11,434	422,556
Shinko Shoji Co., Ltd.	50,002	359,563
Shinmaywa Industries Ltd.	86,928	727,961
Shinnihon Corp.	41,950	329,154
Shinwa Co., Ltd.	16,459	341,135
Shizuoka Gas Co., Ltd.	82,321	959,138
Shoei Co., Ltd.	35,281	1,551,131
Shoei Foods Corp.	19,391	735,149
Showa Sangyo Co., Ltd.	37,643	965,574
Siix Corp.	49,079	572,276
Sinanen Holdings Co., Ltd.	14,512	461,673
Sinfonia Technology Co., Ltd.	38,326	417,239
Sinko Industries Ltd.	30,395	603,971
Sintokogio Ltd.	74,254	526,523

48
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Sodick Co., Ltd.	59,085	481,887
Solasto Corp.	68,867	946,561
SOSiLA Logistics REIT, Inc.	905	1,536,342
Sourcenext Corp.	128,647	268,161
Sparx Group Co., Ltd.	151,260	377,255
SRA Holdings	10,199	257,992
ST Corp.	13,027	213,322
St Marc Holdings Co., Ltd.	20,913	286,873
Star Asia Investment Corp.	2,206	1,198,782
Star Micronics Co., Ltd.	48,357	692,826
Starts Corp., Inc.	44,552	1,158,612
Starts Proceed Investment Corp.	347	812,699
Starzen Co., Ltd.	21,392	435,785
Stella Chemifa Corp.	12,584	326,570
Strike Co., Ltd.	21,389	793,375
Studio Alice Co., Ltd.	12,988	265,529
Sumida Corp.	30,928	369,075
Sumitomo Densetsu Co., Ltd.	19,385	388,900
Sumitomo Mitsui Construction Co., Ltd.	230,037	1,000,889
Sumitomo Osaka Cement Co., Ltd.	51,333	1,395,701
Sumitomo Riko Co., Ltd.	56,930	362,743
Sumitomo Seika Chemicals Co., Ltd.	13,613	436,791
Sun Frontier Fudousan Co., Ltd.	43,957	457,735
Suruga Bank Ltd.	280,650	924,771
SWCC Showa Holdings Co., Ltd.	32,003	667,676
Systena Corp.	102,960	2,096,500
T Hasegawa Co., Ltd.	33,411	849,113
T-Gaia Corp.	30,715	550,220
Tachi-S Co., Ltd.	40,624	501,421
Tachibana Eletech Co., Ltd.	28,512	387,738
Tadano Ltd.	172,967	1,886,168
Taihei Dengyo Kaisha Ltd.	24,089	590,713
Taikisha Ltd.	43,840	1,412,649
Taiko Pharmaceutical Co., Ltd. (a)	41,696	349,934
Taiyo Holdings Co., Ltd.	25,293	1,374,469
Takamatsu Construction Group Co., Ltd.	23,114	438,253
Takara Leben Co., Ltd.	116,497	339,332
Takara Leben Real Estate Investment Corp.	606	621,666
Takara Standard Co., Ltd.	71,709	1,084,839
Takasago International Corp.	20,036	527,618
Takasago Thermal Engineering Co., Ltd.	90,672	1,755,501
Takeuchi Manufacturing Co., Ltd.	50,701	1,224,836
Taki Chemical Co., Ltd.	7,340	424,926
Takuma Co., Ltd.	111,163	1,679,689
Tama Home Co., Ltd.	22,061	496,001
Tamron Co., Ltd.	20,137	483,721
Tamura Corp.	115,784	779,903
Tanseisha Co., Ltd.	49,715	397,322
Tatsuta Electric Wire & Cable Co., Ltd.	47,290	227,712
Tayca Corp.	26,377	317,888
TechMatrix Corp.	34,636	622,666
Teikoku Electric Manufacturing Co., Ltd.	23,622	280,815
Teikoku Sen-I Co., Ltd.	32,320	586,914
Tekken Corp.	20,263	333,843
Tenma Corp.	20,409	513,104
TerraSky Co., Ltd. *	10,932	222,998
The 77 Bank Ltd.	109,603	1,245,081
The Aichi Bank Ltd.	12,670	406,533
The Akita Bank Ltd.	21,633	287,889
The Aomori Bank Ltd.	29,967	593,012
The Awa Bank Ltd.	53,476	1,065,529
The Bank of Iwate Ltd.	23,159	359,844
The Bank of Nagoya Ltd.	25,840	624,714
The Bank of Okinawa Ltd.	32,964	820,949
The Bank of Saga Ltd.	20,307	266,546
The Chukyo Bank Ltd.	18,015	222,523
The Ehime Bank Ltd.	48,554	345,615
Security	Number of Shares	Value ($)
The Fukui Bank Ltd.	33,190	475,222
The Hokkoku Bank Ltd.	35,952	690,504
The Hyakugo Bank Ltd.	325,196	959,071
The Hyakujushi Bank Ltd.	39,163	567,518
The Japan Steel Works Ltd.	95,806	2,269,135
The Japan Wool Textile Co., Ltd.	97,289	910,369
The Juroku Bank Ltd.	53,879	1,139,767
The Keiyo Bank Ltd.	165,704	671,202
The Kiyo Bank Ltd.	94,217	1,346,447
The Miyazaki Bank Ltd.	24,872	467,284
The Musashino Bank Ltd.	49,790	815,331
The Nanto Bank Ltd.	48,915	896,730
The Nippon Road Co., Ltd.	7,901	597,645
The Nisshin Oillio Group Ltd.	35,633	992,508
The Ogaki Kyoritsu Bank Ltd.	57,265	1,019,573
The Oita Bank Ltd.	24,122	403,131
The Okinawa Electric Power Co., Inc.	67,765	882,068
The Pack Corp.	16,520	442,548
The San-In Godo Bank Ltd.	225,856	1,178,004
The Shibusawa Warehouse Co., Ltd.	14,391	284,257
The Shiga Bank Ltd.	71,575	1,224,189
The Shikoku Bank Ltd.	56,326	374,276
The Shimizu Bank Ltd.	16,879	250,742
The Sumitomo Warehouse Co., Ltd.	79,032	1,286,266
The Tochigi Bank Ltd.	154,466	247,461
The Toho Bank Ltd.	277,783	546,160
The Towa Bank Ltd.	47,153	215,034
The Yamagata Bank Ltd.	47,555	373,999
The Yamanashi Chuo Bank Ltd.	44,834	341,989
TKC Corp.	44,149	1,513,026
Toa Corp. (a)	23,534	493,773
Toa Corp. Hyogo	32,933	252,408
Toagosei Co., Ltd.	186,354	2,133,928
TOC Co., Ltd.	70,073	415,233
Tocalo Co., Ltd.	79,356	965,043
Toei Co., Ltd.	9,985	1,781,413
Toenec Corp.	11,200	376,698
Toho Holdings Co., Ltd.	83,297	1,447,424
Toho Titanium Co., Ltd.	44,852	465,830
Toho Zinc Co., Ltd.	19,187	355,063
Tokai Corp.	25,632	550,857
TOKAI Holdings Corp.	172,526	1,440,072
Tokai Tokyo Financial Holdings, Inc.	321,807	1,165,840
Token Corp.	10,787	1,029,017
Tokushu Tokai Paper Co., Ltd.	12,758	519,680
Tokyo Electron Device Ltd.	9,476	479,579
Tokyo Energy & Systems, Inc.	27,260	262,029
Tokyo Kiraboshi Financial Group, Inc.	36,598	544,339
Tokyo Seimitsu Co., Ltd.	56,559	2,481,471
Tokyo Steel Manufacturing Co., Ltd.	119,775	1,295,218
Tokyotokeiba Co., Ltd.	22,016	845,690
Tokyu Construction Co., Ltd.	107,674	736,057
Tokyu REIT, Inc.	1,408	2,485,083
Tomoku Co., Ltd.	14,237	247,392
TOMONY Holdings, Inc.	207,856	611,119
Tomy Co., Ltd.	134,049	1,317,795
Tonami Holdings Co., Ltd.	9,889	428,919
Topcon Corp.	156,803	2,666,193
Toppan Forms Co., Ltd.	58,720	551,602
Topre Corp.	62,764	766,125
Topy Industries Ltd.	27,529	296,940
Toridoll Holdings Corp.	62,355	1,318,502
Torii Pharmaceutical Co., Ltd.	18,753	496,734
Torishima Pump Manufacturing Co., Ltd.	32,833	283,022
Tosei Corp.	38,913	412,295
Tosho Co., Ltd.	24,699	376,128
Totetsu Kogyo Co., Ltd.	40,951	915,862
Towa Corp.	37,556	931,892

49
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Towa Pharmaceutical Co., Ltd.	40,384	1,085,141
Toyo Construction Co., Ltd.	111,327	571,531
Toyo Corp.	34,936	380,652
Toyo Ink SC Holdings Co., Ltd.	56,004	1,031,277
Toyo Kanetsu KK	11,817	267,405
Toyo Tanso Co., Ltd.	21,924	549,996
Toyobo Co., Ltd.	134,311	1,666,356
TPR Co., Ltd.	42,725	578,300
Trancom Co., Ltd.	9,487	721,931
Transcosmos, Inc.	39,708	1,243,360
Tri Chemical Laboratories, Inc.	39,084	1,246,945
Trusco Nakayama Corp.	58,444	1,566,167
TSI Holdings Co., Ltd. *	115,172	324,989
Tsubaki Nakashima Co., Ltd.	61,613	867,046
Tsubakimoto Chain Co.	48,668	1,503,986
Tsugami Corp.	71,194	1,013,539
Tsukishima Kikai Co., Ltd.	51,317	540,449
Tsurumi Manufacturing Co., Ltd.	32,566	509,863
UACJ Corp. *	41,746	1,037,000
Ubicom Holdings, Inc.	9,210	253,179
Uchida Yoko Co., Ltd.	12,992	616,133
Union Tool Co.	13,593	490,590
Unipres Corp.	56,045	465,256
United Arrows Ltd. *	38,450	620,184
United Super Markets Holdings, Inc.	79,750	795,613
Unitika Ltd. *	73,939	234,887
UT Group Co., Ltd.	40,982	1,126,576
V Technology Co., Ltd.	12,954	535,328
V-Cube, Inc. (a)	28,752	473,704
Valor Holdings Co., Ltd.	59,143	1,323,261
Valqua Ltd.	23,323	453,680
ValueCommerce Co., Ltd.	24,565	1,009,566
Vector, Inc.	41,651	388,985
Vision, Inc./Tokyo Japan *	38,751	425,746
Vital KSK Holdings, Inc.	49,244	364,422
VT Holdings Co., Ltd.	137,215	673,210
W-Scope Corp. *	78,272	599,188
Wacoal Holdings Corp.	84,295	1,773,985
Wacom Co., Ltd.	219,466	1,432,342
Wakita & Co., Ltd.	64,959	599,567
Warabeya Nichiyo Holdings Co., Ltd.	19,636	430,576
WATAMI Co., Ltd. *	27,954	242,237
WDB Holdings Co., Ltd.	12,418	386,014
Weathernews, Inc.	10,108	531,806
World Co., Ltd. *	27,150	344,256
World Holdings Co., Ltd.	13,417	317,900
Xebio Holdings Co., Ltd.	33,145	333,381
YA-MAN Ltd.	39,596	402,592
Yahagi Construction Co., Ltd.	35,003	233,863
YAKUODO Holdings Co., Ltd.	16,322	369,496
YAMABIKO Corp.	47,198	543,898
Yamashin-Filter Corp.	52,765	300,183
Yamazen Corp.	92,218	919,158
Yellow Hat Ltd.	41,753	740,350
Yodogawa Steel Works Ltd.	39,393	890,699
Yokogawa Bridge Holdings Corp.	47,114	960,635
Yokohama Reito Co., Ltd.	66,341	542,274
Yokowo Co., Ltd.	30,673	744,349
Yondoshi Holdings, Inc.	31,452	502,728
Yonex Co., Ltd.	59,731	415,388
Yorozu Corp.	28,628	310,619
Yoshinoya Holdings Co., Ltd. *	96,590	1,797,984
Yuasa Trading Co., Ltd.	25,742	696,388
Yukiguni Maitake Co., Ltd.	29,913	444,366
Yurtec Corp.	49,472	312,971
Yushin Precision Equipment Co., Ltd.	27,952	216,522
Zenrin Co., Ltd.	52,214	494,764
ZERIA Pharmaceutical Co., Ltd.	55,511	1,092,434
Security	Number of Shares	Value ($)
ZIGExN Co., Ltd.	88,253	341,412
Zojirushi Corp.	64,113	1,009,608
Zuiko Corp.	25,312	211,970
Zuken, Inc.	21,786	723,820
		671,805,646

Netherlands 1.7%
Accell Group N.V. *	31,976	1,524,940
Alfen Beheer BV *	16,912	1,814,706
AMG Advanced Metallurgical Group N.V.	47,447	1,679,143
APERAM S.A.	68,065	4,174,845
Arcadis N.V.	110,526	5,474,536
B&S Group Sarl	39,137	404,705
Basic-Fit N.V *	68,502	3,198,946
BE Semiconductor Industries N.V.	110,753	10,074,694
Boskalis Westminster	118,654	3,905,013
Brunel International N.V.	30,825	406,811
Corbion N.V.	89,337	4,800,439
Eurocommercial Properties N.V.	71,550	1,807,469
Flow Traders	39,758	1,619,165
ForFarmers N.V.	58,299	306,245
Fugro N.V. CVA *	153,765	1,524,699
Intertrust N.V. *	134,539	2,086,848
Koninklijke BAM Groep N.V. *	391,080	1,290,774
NSI N.V.	27,911	1,159,753
OCI N.V. *	146,420	3,570,903
PostNL N.V.	735,618	3,852,044
SBM Offshore N.V.	246,404	4,488,085
Sligro Food Group N.V. *	50,960	1,437,721
TKH Group N.V.	62,851	3,850,587
TomTom N.V. *	101,248	810,931
Vastned Retail N.V.	27,919	784,376
Wereldhave N.V.	61,012	967,250
		67,015,628

New Zealand 0.9%
Argosy Property Ltd.	1,249,634	1,451,266
Arvida Group Ltd.	809,612	1,185,279
Chorus Ltd.	685,611	3,392,449
EBOS Group Ltd.	141,668	3,583,687
Freightways Ltd.	241,948	2,179,778
Genesis Energy Ltd.	772,710	1,843,726
Goodman Property Trust	1,691,735	3,107,800
Heartland Group Holdings Ltd.	644,592	1,038,964
Kathmandu Holdings Ltd.	851,721	815,298
Oceania Healthcare Ltd.	1,007,124	1,112,917
Pacific Edge Ltd. *	777,185	776,771
Precinct Properties New Zealand Ltd.	1,623,065	1,953,495
Pushpay Holdings Ltd. *	1,087,550	1,354,886
Restaurant Brands New Zealand Ltd. *	47,100	530,421
Scales Corp., Ltd.	162,272	572,218
Skellerup Holdings Ltd.	275,226	1,055,762
SKY Network Television Ltd. *	2,498,128	334,078
Summerset Group Holdings Ltd.	346,489	3,682,532
Synlait Milk Ltd. *	156,228	362,872
Tourism Holdings Ltd. *	211,788	359,251
Vector Ltd.	373,144	1,108,330
Vista Group International Ltd. *	330,750	563,372
Vital Healthcare Property Trust	597,433	1,387,661
Z Energy Ltd.	702,504	1,735,546
		35,488,359

Norway 1.8%
Atea A.S.A. *	127,692	2,599,209
Austevoll Seafood A.S.A.	138,995	1,783,471

50
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Bakkafrost P/F	77,144	6,772,094
Bank Norwegian A.S.A.	237,185	2,800,877
Bonheur A.S.A.	31,271	1,163,859
Borregaard A.S.A.	151,444	3,957,740
BW Energy Ltd. *	94,310	302,798
BW LPG Ltd.	128,747	685,341
BW Offshore Ltd.	131,745	409,218
Crayon Group Holding A.S.A. *	95,699	1,836,951
DNO A.S.A. *	810,422	736,007
Elkem A.S.A. *	402,443	1,712,336
Entra A.S.A.	255,319	5,774,875
Frontline Ltd.	134,552	949,941
Grieg Seafood A.S.A. *	84,866	843,752
Hexagon Composites A.S.A. *	168,162	635,532
Kongsberg Gruppen A.S.A.	115,034	3,203,115
NEL A.S.A. *	2,094,765	3,437,394
Nordic Semiconductor A.S.A. *	238,829	7,764,031
Norway Royal Salmon A.S.A.	24,564	564,343
Ocean Yield A.S.A.	81,998	297,272
Sbanken A.S.A.	127,454	1,490,442
SpareBank 1 Oestlandet	41,814	599,446
SpareBank 1 SMN	196,460	2,816,453
SpareBank 1 SR-Bank A.S.A.	267,632	3,606,200
Stolt-Nielsen Ltd.	33,040	411,418
Storebrand A.S.A.	716,653	6,357,004
Subsea 7 S.A.	355,331	2,702,938
TGS Nopec Geophysical Co. A.S.A.	175,638	1,946,971
Veidekke A.S.A.	165,961	2,127,571
Wallenius Wilhelmsen A.S.A. *	146,636	580,120
		70,868,719

Poland 0.7%
Alior Bank S.A. *	144,439	1,649,309
AmRest Holdings SE *	117,958	966,758
Asseco Poland S.A.	83,157	1,822,209
Bank Handlowy w Warszawie S.A. *	48,882	586,002
Bank Millennium S.A. *	922,086	1,589,471
CCC S.A. *	42,787	1,368,384
Ciech S.A.	37,709	462,893
Enea S.A. *	313,313	813,396
Eurocash S.A.	115,996	360,518
Grupa Azoty S.A. *	70,277	537,797
Grupa Lotos S.A. *	155,652	2,367,628
Jastrzebska Spolka Weglowa S.A. *	81,404	857,668
Kernel Holding S.A.	82,470	1,232,053
KRUK S.A.	26,297	2,177,222
mBank S.A. *	19,657	1,904,708
Mercator Medical S.A. *	6,099	287,523
Orange Polska S.A. *	998,700	2,159,746
PGE Polska Grupa Energetyczna S.A. *	1,111,492	2,929,104
Tauron Polska Energia S.A. *	1,408,774	1,335,259
Warsaw Stock Exchange	43,613	493,448
		25,901,096

Portugal 0.3%
Altri, SGPS, S.A.	105,933	705,274
Banco Comercial Portugues S.A. *	12,155,352	1,882,560
Corticeira Amorim SGPS S.A.	50,021	686,129
CTT-Correios de Portugal S.A.	223,722	1,216,146
Greenvolt-Energias Renovaveis S.A. *	1,919	12,097
Mota-Engil, SGPS, S.A. *(a)	141,920	225,997
NOS, SGPS S.A.	314,109	1,323,719
REN - Redes Energeticas Nacionais, SGPS, S.A.	586,620	1,717,338
Semapa-Sociedade de Investimento e Gestao	22,510	318,863
Security	Number of Shares	Value ($)
Sonae, SGPS, S.A.	1,479,343	1,610,079
The Navigator Co. S.A.	374,664	1,395,810
		11,094,012

Republic of Korea 6.3%
AbClon, Inc. *	19,481	340,239
ABLBio, Inc. *	37,070	639,441
Ace Technologies Corp. *	45,617	676,711
Advanced Process Systems Corp.	16,270	405,540
Aekyung Industrial Co., Ltd.	9,315	196,029
AfreecaTV Co., Ltd.	10,543	1,393,973
Ahnlab, Inc.	8,149	473,710
AK Holdings, Inc.	7,546	178,977
Amicogen, Inc. *	27,219	870,952
Ananti, Inc. *	61,794	594,250
Anterogen Co., Ltd. *	7,808	537,391
Aprogen pharmaceuticals, Inc. *	288,607	281,276
Asiana Airlines, Inc. *	53,881	1,101,367
BGF Co., Ltd.	40,073	218,778
BH Co., Ltd.	35,419	653,729
Binex Co., Ltd. *	34,678	572,758
Binggrae Co., Ltd.	7,218	355,468
Bukwang Pharmaceutical Co., Ltd.	51,239	958,977
Byucksan Corp.	62,716	216,365
Cafe24 Corp. *	17,251	566,875
Cellivery Therapeutics, Inc. *	18,166	1,034,073
Chabiotech Co., Ltd. *	62,852	1,295,582
Chong Kun Dang Pharmaceutical Corp.	11,403	1,268,694
Chongkundang Holdings Corp.	5,178	410,864
Chunbo Co., Ltd.	6,103	1,273,816
CJ CGV Co., Ltd. *	31,730	829,203
CMG Pharmaceutical Co., Ltd. *	161,304	626,045
Com2uSCorp	14,722	1,310,372
Cosmax, Inc. *	11,295	1,271,290
CosmoAM&T Co., Ltd. *	31,277	1,161,305
CrystalGenomics, Inc. *	69,081	458,772
CS Wind Corp.	30,378	2,093,408
Cuckoo Holdings Co., Ltd.	9,920	214,750
Cuckoo Homesys Co., Ltd.	8,044	291,386
Dae Han Flour Mills Co., Ltd.	1,469	209,052
Daea TI Co., Ltd.	84,783	468,721
Daeduck Co., Ltd.	27,954	181,305
Daeduck Electronics Co., Ltd. / New	49,629	791,872
Daejoo Electronic Materials Co., Ltd.	15,549	753,680
Daesang Corp.	29,961	652,478
Daewoong Co., Ltd.	32,611	1,020,983
Daewoong Pharmaceutical Co., Ltd.	6,061	867,761
Daishin Securities Co., Ltd.	48,743	807,163
Daou Technology, Inc.	36,926	829,637
Dawonsys Co., Ltd.	37,929	686,971
DB Financial Investment Co., Ltd.	36,452	212,214
DB HiTek Co., Ltd.	52,948	2,730,855
Dentium Co., Ltd.	9,302	698,783
DIO Corp. *	16,252	679,824
Dong-A Socio Holdings Co., Ltd.	4,335	429,967
Dong-A ST Co., Ltd.	7,173	476,365
Dongjin Semichem Co., Ltd.	46,704	1,067,451
DongKook Pharmaceutical Co., Ltd.	34,709	736,419
Dongkuk Steel Mill Co., Ltd.	87,270	1,527,949
Dongsung Pharmaceutical Co., Ltd. *	26,451	237,259
Dongwon F&B Co., Ltd.	1,574	281,690
Dongwon Industries Co., Ltd.	2,341	492,651
Doosan Co., Ltd.	9,120	703,989
Doosan Fuel Cell Co., Ltd. *	44,773	2,120,003
DoubleUGames Co., Ltd.	13,552	739,869
Duk San Neolux Co., Ltd. *	18,860	1,171,176
Duzone Bizon Co., Ltd.	27,949	2,056,190

51
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Ecopro BM Co., Ltd.	12,887	3,561,167
Ecopro Co., Ltd.	23,811	2,289,815
Ecopro HN Co., Ltd. *	18,816	1,927,932
ENF Technology Co., Ltd.	13,069	369,149
Enzychem Lifesciences Corp. *	9,663	675,064
Eo Technics Co., Ltd.	12,699	1,320,884
Eoflow Co., Ltd. *	13,534	604,650
ESR Kendall Square REIT Co., Ltd.	102,660	616,252
Eugene Investment & Securities Co., Ltd.	97,879	337,252
Eugene Technology Co., Ltd.	20,156	765,770
Eutilex Co., Ltd. *	12,757	326,228
F&F Co., Ltd. *	4,863	3,032,428
Foosung Co., Ltd. *	80,045	983,778
G-treeBNT Co., Ltd. *	32,118	288,091
Gamevil, Inc. *	6,491	183,906
GemVax & Kael Co., Ltd. *	54,931	1,006,756
GeneOne Life Science, Inc. *	61,805	1,756,414
Genexine, Inc. *	27,753	1,785,652
GOLFZON Co., Ltd.	4,494	549,226
Grand Korea Leisure Co., Ltd. *	26,152	351,866
Green Cross Cell Corp.	8,624	300,496
Green Cross Holdings Corp.	41,122	1,228,925
Green Cross LabCell Corp.	7,463	682,287
Halla Holdings Corp.	11,206	447,003
Hana Tour Service, Inc. *	14,152	944,728
Hanall Biopharma Co., Ltd. *	56,584	1,166,379
Hancom, Inc. *	22,586	432,454
Handsome Co., Ltd.	19,760	692,780
Hanil Cement Co., Ltd.	2,704	550,385
Hanjin Transportation Co., Ltd.	23,316	788,294
Hankook & Co. Co., Ltd.	41,083	611,222
Hanmi Semiconductor Co., Ltd.	34,013	1,013,540
Hansae Co., Ltd.	27,226	484,900
Hansol Chemical Co., Ltd.	12,648	3,168,954
Hansol Paper Co., Ltd.	26,548	400,699
Hansol Technics Co., Ltd. *	33,815	214,069
Hanwha General Insurance Co., Ltd. *	121,761	449,469
Hanwha Investment & Securities Co., Ltd. *	165,193	698,841
Hanwha Systems Co., Ltd.	93,490	1,592,503
Harim Holdings Co., Ltd.	41,291	366,810
HDC Holdings Co., Ltd.	60,614	614,269
HLB Life Science Co., Ltd. *	97,336	1,246,660
HS Industries Co., Ltd.	67,033	410,483
Huchems Fine Chemical Corp.	33,891	781,909
Hugel, Inc. *	9,469	1,592,527
Humedix Co., Ltd.	8,176	236,582
Huons Co., Ltd.	9,225	455,899
Huons Global Co., Ltd.	8,808	508,220
Hyosung Advanced Materials Corp. *	4,769	2,546,044
Hyosung Chemical Corp. *	3,437	1,144,234
Hyosung Corp.	13,381	1,384,898
Hyosung Heavy Industries Corp. *	9,400	664,798
Hyosung TNC Corp.	4,630	3,102,773
Hyundai Autoever Corp.	6,842	690,426
Hyundai Bioland Co., Ltd.	17,204	298,987
Hyundai Bioscience Co., Ltd. *	50,004	1,334,791
Hyundai Construction Equipment Co., Ltd. *	18,690	794,702
Hyundai Electric & Energy System Co., Ltd. *	34,669	746,036
Hyundai Elevator Co., Ltd.	37,164	1,609,067
Hyundai Greenfood Co., Ltd.	77,920	668,011
Hyundai Home Shopping Network Corp.	8,540	542,842
Hyundai Livart Furniture Co., Ltd.	11,377	176,623
Hyundai Rotem Co., Ltd. *	109,159	2,504,316
i-SENS, Inc.	12,351	345,140
ICD Co., Ltd.	16,389	199,306
Security	Number of Shares	Value ($)
Iljin Materials Co., Ltd.	25,005	1,632,566
Ilyang Pharmaceutical Co., Ltd.	20,167	600,079
iMarketKorea, Inc.	26,874	280,457
InBody Co., Ltd.	15,218	387,193
Innocean Worldwide, Inc.	16,731	844,162
Innox Advanced Materials Co., Ltd. *	9,134	701,131
Inscobee, Inc. *	139,169	510,728
Insun ENT Co., Ltd. *	35,700	372,565
Interpark Holdings Corp.	78,104	646,011
INTOPS Co., Ltd.	19,492	443,821
iNtRON Biotechnology, Inc. *	38,351	717,768
IS Dongseo Co., Ltd.	21,217	925,939
ITM Semiconductor Co., Ltd.	11,516	456,389
JB Financial Group Co., Ltd.	220,529	1,576,769
Jeil Pharmaceutical Co., Ltd.	11,831	405,608
JR Reit XXVII	154,610	705,409
Jusung Engineering Co., Ltd. *	52,945	547,967
JW Pharmaceutical Corp.	19,998	468,279
JYP Entertainment Corp.	40,243	1,480,326
Kakao Games Corp. *	41,260	2,889,570
KC Co., Ltd.	10,400	217,517
KC Tech Co., Ltd.	12,936	296,777
KCC Glass Corp.	14,638	940,559
KEPCO Engineering & Construction Co., Inc.	17,840	714,708
KH FEELUX Co., Ltd. *	144,652	409,834
KH Vatec Co., Ltd. *	25,689	621,481
KISCO Corp.	34,710	299,067
KISWIRE Ltd.	14,276	333,675
KIWOOM Securities Co., Ltd.	18,550	1,887,878
KMW Co., Ltd. *	44,522	1,635,808
Koh Young Technology, Inc.	90,263	1,755,514
Kolmar Korea Co., Ltd.	21,836	908,695
Kolmar Korea Holdings Co., Ltd.	11,098	234,509
Kolon Corp.	9,732	274,052
Kolon Industries, Inc.	27,897	2,093,267
Komipharm International Co., Ltd. *	56,246	536,046
Korea Asset In Trust Co., Ltd.	78,449	304,472
Korea Electric Terminal Co., Ltd.	10,516	750,981
Korea Line Corp. *	218,661	555,398
Korea PetroChemical Ind Co., Ltd.	4,458	890,100
Korea Real Estate Investment & Trust Co., Ltd.	219,065	444,006
Korea United Pharm, Inc.	14,029	635,234
Korean Reinsurance Co.	121,347	986,935
KTB Investment & Securities Co., Ltd.	77,458	491,691
Kuk-il Paper Manufacturing Co., Ltd. *	132,771	605,769
Kumho Tire Co., Inc. *	208,815	1,064,381
KUMHOE&C Co., Ltd.	43,376	490,082
Kwang Dong Pharmaceutical Co., Ltd.	54,273	388,517
L&C Bio Co., Ltd.	18,833	579,877
L&F Co., Ltd.	32,537	3,249,631
LEENO Industrial, Inc.	13,679	2,102,374
LegoChem Biosciences, Inc. *	24,504	1,141,245
LF Corp.	27,829	441,635
LG Hausys Ltd.	8,759	665,547
LG International Corp.	35,066	839,261
LIG Nex1 Co., Ltd.	16,055	721,433
Lock&Lock Co., Ltd. *	22,342	232,197
Lotte Confectionery Co., Ltd.	1,913	228,514
Lotte Food Co., Ltd.	535	193,799
LOTTE Himart Co., Ltd.	17,228	465,822
LOTTE Reit Co., Ltd.	188,809	937,979
Lotte Tour Development Co., Ltd. *	46,805	762,960
LS Electric Co., Ltd.	25,332	1,498,793
Lutronic Corp. *	32,696	523,102
Maeil Dairies Co., Ltd.	4,716	296,517
Mcnex Co., Ltd.	17,600	654,241

52
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Medipost Co., Ltd. *	23,665	564,351
MedPacto, Inc. *	18,574	991,617
Meritz Financial Group, Inc.	42,496	1,053,741
Meritz Fire & Marine Insurance Co., Ltd.	91,343	2,091,644
Meritz Securities Co., Ltd.	435,440	2,012,988
Mezzion Pharma Co., Ltd. *	7,495	1,189,426
Mirae Asset Life Insurance Co., Ltd.	109,621	408,437
Modetour Network, Inc. *	19,568	419,393
Namhae Chemical Corp.	32,582	307,709
Namsun Aluminum Co., Ltd. *	85,573	274,923
Namyang Dairy Products Co., Ltd.	767	373,759
Naturecell Co., Ltd. *	68,563	1,348,257
Neowiz *	16,925	424,056
NEPES Corp. *	23,664	728,625
Nexen Tire Corp.	50,721	366,589
NHN KCP Corp. *	18,277	762,954
NICE Holdings Co., Ltd.	27,246	424,158
NICE Information Service Co., Ltd.	51,889	948,766
NKMax Co., Ltd. *	44,517	744,862
NS Shopping Co., Ltd.	23,974	356,679
OliX Pharmaceuticals, Inc. *	14,289	577,993
OptoElectronics Solutions Co., Ltd.	10,554	353,181
Orion Holdings Corp.	31,582	434,458
Oscotec, Inc. *	36,426	1,198,544
Osstem Implant Co., Ltd.	14,644	2,024,609
Pan Ocean Co., Ltd.	291,659	2,090,376
Park Systems Corp.	6,815	714,151
Partron Co., Ltd.	53,120	457,232
Pearl Abyss Corp. *	47,585	3,870,167
Peptron, Inc. *	25,131	260,099
Pharmicell Co., Ltd. *	79,080	1,115,148
PI Advanced Materials Co., Ltd.	21,101	1,070,110
Poongsan Corp.	27,062	827,416
Posco ICT Co., Ltd.	75,922	479,976
RFHIC Corp.	27,687	784,439
S&S Tech Corp.	24,877	682,296
S-MAC Co., Ltd. *	369,003	431,238
Sam Chun Dang Pharm Co., Ltd. *	20,555	980,371
Sambu Engineering & Construction Co., Ltd. *	170,837	439,083
Samchully Co., Ltd.	3,217	243,054
Samsung Pharmaceutical Co., Ltd. *	83,886	525,983
Samwha Capacitor Co., Ltd.	11,855	642,110
Samyang Corp.	4,750	263,832
Samyang Holdings Corp.	9,065	824,837
Sangsangin Co., Ltd. *	54,123	381,842
SCM Lifescience Co., Ltd. *	14,276	341,063
Seah Besteel Corp.	16,524	416,859
Sebang Global Battery Co., Ltd.	12,188	879,844
Seobu T&D	33,694	257,475
Seojin System Co., Ltd. *	15,001	493,586
Seoul Semiconductor Co., Ltd.	56,913	809,922
SFA Engineering Corp.	28,778	963,031
SFA Semicon Co., Ltd. *	113,255	675,945
Shinsegae International, Inc.	3,769	643,634
Shinsung E&G Co., Ltd. *	244,975	488,070
Silicon Works Co., Ltd.	13,235	1,318,420
SIMMTECH Co., Ltd.	28,425	752,639
SK Discovery Co., Ltd.	16,371	676,330
SK Gas Ltd.	3,431	353,620
SK Materials Co., Ltd.	6,666	2,325,583
SK Securities Co., Ltd.	526,555	418,265
SL Corp.	23,163	549,383
SM Entertainment Co., Ltd. *	25,264	1,505,664
SNT Motiv Co., Ltd.	11,958	562,086
Solid, Inc. *	69,360	431,911
SOLUM Co., Ltd. *	54,223	1,337,512
Songwon Industrial Co., Ltd.	25,690	401,043
Security	Number of Shares	Value ($)
Soulbrain Co., Ltd.	6,433	1,571,839
Soulbrain Holdings Co., Ltd. *	8,868	261,577
SPC SAMLIP Co., Ltd.	3,434	241,383
ST Pharm Co., Ltd. *	13,637	1,196,156
STCUBE *	37,897	301,359
Studio Dragon Corp. *	9,966	747,805
Sungwoo Hitech Co., Ltd.	68,476	367,347
Taekwang Industrial Co., Ltd.	846	806,270
Taeyoung Engineering & Construction Co., Ltd.	34,152	359,355
Taihan Electric Wire Co., Ltd. *	399,818	860,361
Telcon RF Pharmaceutical, Inc. *	111,282	465,015
TES Co., Ltd.	19,868	473,802
Tesna, Inc.	14,155	628,731
Tokai Carbon Korea Co., Ltd.	6,446	944,009
Tongyang Life Insurance Co., Ltd.	49,035	228,375
Tongyang, Inc.	296,612	446,408
Toptec Co., Ltd.	28,249	258,260
TY Holdings Co., Ltd. *	24,445	648,311
UniTest, Inc. *	25,812	552,105
Vaxcell-Bio Therapeutics Co., Ltd. *	15,105	1,026,585
Vidente Co., Ltd. *	61,166	514,355
Vieworks Co., Ltd.	10,962	417,888
Webzen, Inc. *	26,948	631,022
Wemade Co., Ltd.	12,669	1,034,762
Wonik Holdings Co., Ltd. *	40,613	198,608
WONIK IPS Co., Ltd.	52,182	2,038,764
Woongjin Thinkbig Co., Ltd.	65,953	212,174
Y2 Solution Co., Ltd. *(b)	32,067	13,829
YG Entertainment, Inc. *	16,530	863,960
Youlchon Chemical Co., Ltd.	20,599	365,095
Young Poong Corp.	793	488,337
Youngone Corp.	44,954	1,614,847
Youngone Holdings Co., Ltd.	7,633	303,161
Yuanta Securities Korea Co., Ltd.	129,181	489,672
Yungjin Pharmaceutical Co., Ltd. *	131,903	614,322
Zinus, Inc.	13,212	951,487
		242,070,521

Singapore 0.9%
AEM Holdings Ltd.	335,362	1,032,190
AIMS APAC REIT	881,007	1,015,211
ARA LOGOS Logistics Trust	1,928,206	1,261,483
Ascendas India Trust	1,332,369	1,436,276
Best World International Ltd. *(b)	321,868	—
CapitaLand China Trust	1,612,512	1,558,446
CDL Hospitality Trusts	1,183,603	1,029,526
China Hongxing Sports Ltd. *(b)	884,000	—
COSCO Shipping International Singapore Co., Ltd. *	1,408,896	298,517
Cromwell European Real Estate Investment Trust	395,206	1,147,641
Eagle Hospitality Trust *(b)	940,343	—
ESR-REIT	3,731,850	1,290,098
Far East Hospitality Trust	1,451,634	631,333
First Real Estate Investment Trust	1,757,724	346,292
First Resources Ltd.	753,455	823,417
Frasers Centrepoint Trust	1,610,889	2,778,427
Frasers Hospitality Trust	1,146,532	421,926
Haw Par Corp., Ltd.	214,590	2,080,331
Keppel Infrastructure Trust	5,362,456	2,152,796
Keppel Pacific Oak US REIT	1,165,679	874,259
Lendlease Global Commercial REIT	1,386,886	917,648
Lippo Malls Indonesia Retail Trust *	8,018,640	369,605
Manulife US Real Estate Investment Trust	2,210,116	1,613,385
Nanofilm Technologies International Ltd.	276,442	887,837

53
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
OUE Commercial Real Estate Investment Trust	3,326,136	1,013,840
Parkway Life Real Estate Investment Trust	583,680	2,100,224
Prime US REIT	903,478	740,852
Raffles Medical Group Ltd.	1,391,143	1,458,265
Riverstone Holdings Ltd.	836,162	783,261
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,555,676	520,448
Sheng Siong Group Ltd.	625,066	701,695
SPH REIT	883,571	594,478
Starhill Global REIT	2,181,913	973,272
Thomson Medical Group Ltd. *	10,084,704	644,773
		33,497,752

Spain 1.6%
Acerinox S.A.	288,854	3,928,061
Aedas Homes S.A.	32,415	1,052,267
Almirall S.A.	110,397	1,873,974
Applus Services S.A.	217,943	2,123,769
Atresmedia Corp de Medios de Comunicaion S.A. *	115,418	505,197
Banco de Sabadell S.A. *	8,522,738	6,096,761
Cia de Distribucion Integral Logista Holdings S.A.	95,248	2,067,688
Cie Automotive S.A.	79,800	2,292,825
Construcciones y Auxiliar de Ferrocarriles S.A.	27,866	1,194,067
Distribuidora Internacional de Alimentacion S.A. *	21,089,337	502,877
Ebro Foods S.A.	116,930	2,346,509
Ence Energia y Celulosa S.A. *	186,293	555,051
Faes Farma S.A.	447,070	1,744,720
Fluidra S.A.	158,688	6,481,381
Gestamp Automocion S.A. *	235,953	1,096,296
Global Dominion Access S.A.	167,984	890,352
Grupo Catalana Occidente S.A.	78,729	2,983,233
Indra Sistemas S.A. *	185,543	2,000,785
Laboratorios Farmaceuticos Rovi S.A.	30,037	1,879,229
Lar Espana Real Estate Socimi S.A.	90,604	592,522
Let's GOWEX S.A. *(b)	5,361	—
Mediaset Espana Comunicacion S.A. *	238,605	1,456,188
Melia Hotels International S.A. *	154,911	1,081,827
Metrovacesa S.A. *	70,187	604,821
Neinor Homes S.A. *	65,823	938,625
Pharma Mar S.A.	20,319	1,750,466
Promotora de Informaciones S.A., Class A *	406,476	307,567
Prosegur Cash S.A.	547,840	530,292
Prosegur Cia de Seguridad S.A.	378,390	1,229,237
Sacyr S.A.	585,309	1,445,421
Solaria Energia y Medio Ambiente S.A. *	93,614	1,856,511
Tecnicas Reunidas S.A. *(a)	45,919	441,500
Unicaja Banco S.A.	1,859,771	1,720,069
Viscofan S.A.	59,905	4,228,746
		59,798,834

Sweden 6.1%
AAK AB	263,707	6,300,652
AddTech AB, B shares	288,931	6,053,783
AF Poyry AB	149,698	5,025,371
Arjo AB, B Shares	340,461	4,362,838
Atrium Ljungberg AB, B Shares	67,661	1,665,159
Attendo AB *	159,106	786,077
Avanza Bank Holding AB	188,225	7,225,135
Axfood AB	158,991	4,201,773
Security	Number of Shares	Value ($)
Beijer Ref AB	372,526	8,547,013
Betsson AB, B Shares *	180,311	1,709,465
BHG Group AB *	119,837	2,023,953
Bilia AB, A Shares	115,033	2,309,009
BillerudKorsnas AB	269,805	5,901,345
Biotage AB	97,982	2,733,490
Bonava AB, B Shares	134,514	1,426,320
Boozt AB *	93,838	1,910,727
Bravida Holding AB	305,639	4,840,040
Bure Equity AB	84,201	3,922,196
Camurus AB *	30,254	696,231
Catena AB	41,816	2,698,618
CELLINK AB, B Shares *	37,619	2,508,325
Clas Ohlson AB, B Shares *	59,760	709,761
Cloetta AB, B Shares	324,023	1,119,254
Collector AB *	117,857	533,168
Concentric AB	57,968	1,234,697
Dios Fastigheter AB	127,350	1,499,250
Dometic Group AB	489,933	7,752,813
Electrolux Professional AB, B Shares *	343,911	2,689,215
Fabege AB	391,412	7,088,655
Granges AB	160,672	1,997,554
Hansa Biopharma AB *	68,707	986,227
Hexpol AB	375,281	4,817,728
Hufvudstaden AB, A Shares	162,873	2,954,420
Instalco AB	70,781	3,882,092
Intrum AB	119,447	3,561,847
Investment AB Oresund	44,371	870,095
INVISIO AB	48,895	1,017,673
JM AB	105,434	4,074,001
Karo Pharma AB *	120,871	748,566
Kungsleden AB	285,705	4,279,630
Lindab International AB	104,149	2,934,471
Loomis AB	115,800	3,589,825
Medicover AB, B Shares	87,906	2,584,678
Mekonomen AB *	65,741	1,233,597
MIPS AB	33,584	3,730,195
Modern Times Group MTG AB, B Shares *	159,312	2,268,338
Munters Group AB	161,645	1,483,849
Mycronic AB	104,766	3,233,215
NCC AB, B Shares	143,844	2,570,947
Nobia AB	172,353	1,394,602
Nolato AB, B Shares	265,130	3,059,907
Nordic Entertainment Group AB, B Shreas *	115,585	6,689,992
Nordnet AB publ	239,955	4,348,475
Nyfosa AB	270,282	4,170,627
Oncopeptides AB *(a)	75,257	449,086
Pandox AB *	134,357	2,222,525
Peab AB	300,290	3,587,358
Platzer Fastigheter Holding AB, B Shares	81,715	1,608,070
Ratos AB, B Shares	293,480	1,938,154
Resurs Holding AB	209,358	1,067,553
Samhallsbyggnadsbolaget i Norden AB	1,606,955	9,002,442
SAS AB *	5,635,486	1,258,723
Scandic Hotels Group AB *(a)	198,929	777,648
Sectra AB, B Shares	39,833	4,020,811
SkiStar AB *	63,691	1,341,849
SSAB AB, A Shares *	358,076	1,947,343
SSAB AB, B Shares *	1,017,945	4,834,816
Thule Group AB	159,892	8,717,697
Troax Group AB	51,951	2,134,894
Vitec Software Group AB, B Shares	34,940	2,018,262
Vitrolife AB	98,007	6,029,961
VNV Global AB *	131,596	1,552,283

54
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Wallenstam AB, B Shares	248,269	4,244,799
Wihlborgs Fastigheter AB	204,183	4,958,830
		235,669,988

Switzerland 3.9%
Allreal Holding AG	21,358	4,495,194
ALSO Holding AG *	3,979	1,279,205
APG SGA S.A. *	1,498	363,850
Arbonia AG	65,082	1,352,722
Aryzta AG *	1,396,363	1,946,570
Ascom Holding AG *	56,092	891,545
Autoneum Holding AG *	4,465	854,445
Bachem Holding AG, Class B	8,584	6,278,347
Basilea Pharmaceutica AG *	18,863	984,282
Belimo Holding AG	14,136	7,368,528
Bell Food Group AG	2,988	929,622
Bobst Group S.A. *	11,728	1,081,196
Bossard Holding AG, Class A	3,798	1,276,987
Bucher Industries AG	9,806	4,956,256
Burckhardt Compression Holding AG	4,766	1,880,802
Bystronic AG	2,010	2,826,134
Cembra Money Bank AG	44,527	3,254,279
Comet Holding AG	11,247	4,266,506
COSMO Pharmaceuticals N.V. *	10,913	998,318
Daetwyler Holding AG	11,175	3,989,111
dormakaba Holding AG	4,584	3,305,204
Dufry AG *	84,188	4,552,889
EFG International AG *	115,742	916,030
Emmi AG	2,936	3,387,754
Forbo Holding AG	1,562	3,345,499
Galenica AG	73,236	5,728,246
GAM Holding AG *	231,945	444,875
Hiag Immobilien Holding AG	4,567	506,032
Huber & Suhner AG	25,988	2,329,147
Idorsia Ltd. *	170,956	4,031,057
Implenia AG *	23,573	544,002
Inficon Holding AG	2,938	3,688,336
Interroll Holding AG	823	3,656,580
Intershop Holding AG	1,752	1,185,787
Kardex Holding AG	8,880	2,379,826
Komax Holding AG *	5,268	1,489,451
Landis & Gyr Group AG *	37,376	2,862,209
LEM Holding S.A.	739	1,903,870
Leonteq AG	15,708	1,054,573
Medacta Group S.A. *	9,552	1,491,115
Mobimo Holding AG	9,906	3,492,864
Rieter Holding AG *	4,722	1,134,043
Schweiter Technologies AG	1,448	2,222,464
SFS Group AG	25,958	3,706,464
Siegfried Holding AG *	6,281	6,064,674
Softwareone Holding AG *	155,296	4,390,772
St. Galler Kantonalbank AG	4,305	2,004,347
Stadler Rail AG (a)	73,288	3,174,573
Swissquote Group Holding S.A.	12,966	2,445,854
u-blox Holding AG *	10,837	777,832
Valiant Holding AG	24,082	2,429,100
Valora Holding AG *	5,684	1,165,280
Vetropack Holding AG	18,784	1,281,589
Vontobel Holding AG	41,815	3,911,954
VP Bank AG	3,766	422,624
VZ Holding AG	20,119	1,910,761
Ypsomed Holding AG	4,757	762,325
Zehnder Group AG	14,392	1,555,382
Zur Rose Group AG *	11,624	4,999,570
		147,928,853

Security	Number of Shares	Value ($)
United Kingdom 13.9%
888 Holdings plc	403,018	2,260,768
AG Barr plc *	122,703	940,606
Airtel Africa plc	1,537,741	1,967,116
AJ Bell plc	435,889	2,581,937
Alfa Financial Software Holdings plc	145,511	298,387
AO World plc *	434,507	1,382,554
Ascential plc *	598,469	3,429,650
Assura plc	4,003,295	4,347,024
Aston Martin Lagonda Global Holdings plc *	101,706	2,805,057
Avon Rubber plc	43,101	1,114,581
Babcock International Group plc *	389,247	1,945,131
Bakkavor Group plc	220,974	352,166
Balfour Beatty plc	1,006,903	3,963,247
Bank of Georgia Group plc *	59,496	1,367,419
Beazley plc *	913,533	4,922,134
Big Yellow Group plc	246,108	5,165,270
Bodycote plc	287,207	3,812,367
Brewin Dolphin Holdings plc	440,478	2,412,708
Britvic plc	409,896	5,500,165
Bytes Technology Group plc *	308,589	2,182,936
C&C Group plc *	592,402	2,012,144
Cairn Energy plc	756,838	2,002,994
Capita plc *	2,588,662	1,744,272
Capital & Counties Properties plc	1,118,398	2,675,122
Carnival plc *	203,311	4,393,527
Centamin plc	1,658,414	2,265,503
Chemring Group plc	423,885	1,939,711
Cineworld Group plc *(a)	1,528,568	1,394,748
Clarkson plc	38,309	2,014,010
Close Brothers Group plc	231,667	4,919,574
CLS Holdings plc	233,839	769,152
CMC Markets plc	172,680	1,001,699
Coats Group plc	2,182,682	2,291,989
Computacenter plc	109,749	4,437,617
ContourGlobal plc	287,098	767,321
Countryside Properties plc *	790,292	6,123,411
Cranswick plc	79,863	4,359,089
Crest Nicholson Holdings plc *	381,475	2,203,971
Dechra Pharmaceuticals plc	160,519	11,575,911
Devro plc	248,112	763,173
Diploma plc	185,792	7,839,649
Dixons Carphone plc	1,534,869	2,946,748
Domino's Pizza Group plc	708,654	4,012,324
Drax Group plc	600,775	3,429,636
Dunelm Group plc	174,547	3,089,234
Electrocomponents plc	715,980	10,484,312
Elementis plc *	860,284	1,813,836
Energean plc *	177,997	1,659,661
Equiniti Group plc *	508,264	1,250,703
Essentra plc	461,015	1,839,969
Euromoney Institutional Investor plc	162,118	2,302,546
FDM Group Holdings plc	129,326	2,263,969
Ferrexpo plc	439,027	2,298,419
Finablr plc *(b)	225,475	—
Firstgroup plc *	1,882,231	2,337,855
Frasers Group plc *	282,744	2,603,256
Funding Circle Holdings plc *	241,856	499,282
Future plc	172,707	9,150,991
Games Workshop Group plc	49,967	7,956,353
Gamesys Group plc	121,763	3,091,784
Genuit Group plc	357,115	3,902,348
Genus plc	99,162	8,099,597
Grafton Group plc	331,654	6,376,452
Grainger plc	999,003	4,391,361
Great Portland Estates plc	382,421	4,107,826

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Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Greencore Group plc *	796,144	1,555,885
Greggs plc *	152,921	6,402,119
Halfords Group plc	298,548	1,493,948
Hammerson plc (a)	6,151,940	3,076,766
Hays plc *	2,349,487	5,147,704
Helical plc	157,686	1,026,483
Hill & Smith Holdings plc	120,842	3,080,040
Hilton Food Group plc	101,741	1,660,650
Hochschild Mining plc	477,530	992,373
Hunting plc	207,824	600,637
Ibstock plc	589,481	1,940,566
IG Group Holdings plc	552,661	7,123,018
Inchcape plc	599,302	7,583,940
Indivior plc *	1,102,805	2,950,478
IntegraFin Holdings plc	393,658	3,136,860
Investec plc	1,017,179	4,282,272
IP Group plc	1,528,896	2,672,262
IWG plc *	1,101,047	4,532,311
J.D. Wetherspoon plc *	131,463	2,013,706
John Laing Group plc	761,752	4,199,736
John Wood Group plc *	1,023,759	3,519,554
Jupiter Fund Management plc	675,259	2,481,299
Just Group plc *	1,558,394	2,005,332
Kainos Group plc	84,670	2,286,262
Keller Group plc	106,972	1,469,258
Lancashire Holdings Ltd.	373,181	3,209,940
LondonMetric Property plc	1,342,972	4,838,760
Man Group plc	2,137,902	6,372,997
Marks & Spencer Group plc *	2,992,628	7,392,896
Marshalls plc	306,100	3,405,970
Marston's plc *	995,044	1,182,502
Mediclinic International plc *	595,077	2,566,667
Micro Focus International plc	497,657	3,050,547
Mitchells & Butlers plc *	388,114	1,573,582
Mitie Group plc *	2,051,052	2,145,298
Moneysupermarket.com Group plc	783,948	2,738,270
Moonpig Group plc *	213,244	1,135,756
Morgan Advanced Materials plc	427,996	2,362,009
National Express Group plc *	814,921	2,880,103
NCC Group plc	403,048	1,791,665
Network International Holdings plc *	712,253	3,834,693
Ninety One plc	491,102	1,731,603
OSB Group plc	570,781	4,002,314
Oxford Instruments plc	80,336	2,891,208
Pagegroup plc *	473,233	4,103,109
Paragon Banking Group plc	386,057	2,985,968
Petrofac Ltd. *(a)	392,837	569,296
Petropavlovsk plc *	4,635,365	1,339,679
Pets at Home Group plc	725,460	4,997,065
Playtech plc *	471,638	2,653,488
Plus500 Ltd.	150,515	3,095,802
Primary Health Properties plc	2,013,255	4,668,702
Provident Financial plc *	391,159	1,915,388
PureTech Health plc *	237,436	1,150,235
PZ Cussons plc	281,072	934,183
QinetiQ Group plc	849,545	4,043,047
Rank Group plc *	312,101	765,421
Rathbone Brothers plc	91,779	2,589,373
Redde Northgate plc	372,405	2,239,723
Redrow plc	347,708	3,398,543
Rhi Magnesita N.V.	43,221	2,284,144
Rotork plc	1,341,375	6,158,482
Royal Mail plc	1,399,844	9,544,058
Safestore Holdings plc	311,535	4,952,064
Sanne Group plc	233,753	2,991,835
Savills plc	200,470	3,771,511
Senior plc *	623,999	1,525,191
Serco Group plc	1,812,516	3,325,136
Security	Number of Shares	Value ($)
Shaftesbury plc	420,809	3,729,652
SIG plc *	1,093,460	795,326
Sirius Real Estate Ltd.	1,462,798	2,512,444
Softcat plc	190,199	5,533,637
Spectris plc	175,264	9,503,561
Spire Healthcare Group plc *	437,276	1,414,233
Spirent Communications plc	926,697	3,805,695
SSP Group plc *	1,193,102	4,477,753
Stagecoach Group plc *	639,623	631,602
Synthomer plc	504,430	3,714,087
TBC Bank Group plc	53,446	1,044,482
Telecom Plus plc	97,955	1,388,549
The Go-Ahead Group plc *	65,142	845,416
The Restaurant Group plc *	1,115,219	1,850,994
The Unite Group plc	483,042	8,127,018
TI Fluid Systems plc	433,803	1,823,901
TP ICAP Group plc	1,195,166	3,343,153
Trainline plc *	708,632	3,567,483
Tritax Big Box REIT plc	2,604,502	8,495,139
Tullow Oil plc *(a)	2,173,432	1,333,172
Ultra Electronics Holdings plc	107,088	4,719,104
Vectura Group plc	916,341	2,065,706
Vesuvius plc	324,499	2,509,846
Victrex plc	124,462	4,539,208
Virgin Money UK plc *	1,879,398	5,496,359
Vistry Group plc	334,137	5,564,259
Watches of Switzerland Group plc *	356,361	4,982,890
WH Smith plc *	189,612	4,258,762
Wizz Air Holdings plc *	58,145	3,889,073
Workspace Group plc	202,764	2,596,598
XP Power Ltd.	22,813	1,733,081
		532,788,137
Total Common Stock
(Cost $2,906,383,963)		3,807,689,829

Preferred Stock 0.3% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA	13,035	1,100,182
Jungheinrich AG	73,264	3,955,798
Schaeffler AG	113,277	972,128
Sixt SE	25,932	2,035,659
		8,063,767

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	59,221	1,125,509

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	43,780	649,460
Total Preferred Stock
(Cost $6,963,526)		9,838,736

Warrants 0.0% of net assets

Italy 0.0%
Webuild S.p.A expires 08/02/30 *(a)(b)	44,499	118,820

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Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	—
Total Warrants
(Cost $—)		118,820

Investment Companies 0.1% of net assets

United Kingdom 0.1%
BMO Commercial Property Trust Ltd.	790,721	1,083,877
Picton Property Income Ltd.	824,057	1,122,768
UK Commercial Property REIT Ltd.	1,082,058	1,183,900
Total Investment Companies
(Cost $3,158,844)		3,390,545

Short-Term Investments 1.4% of net assets

United States 1.4%
Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	2,107,306	2,107,306
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	51,136,314	51,136,314
Total Short-Term Investments
(Cost $53,243,620)		53,243,620
	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/17/21	89	10,464,175	24,576
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $48,666,893.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

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Schwab International Small-Cap Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,652,422,698	$—	$—	$2,652,422,698
Australia	247,894,077	—	— *	247,894,077
Hong Kong	39,217,810	—	— *	39,217,810
Republic of Korea	242,056,692	—	13,829	242,070,521
Singapore	33,497,752	—	— *	33,497,752
Spain	59,798,834	—	— *	59,798,834
United Kingdom	532,788,137	—	— *	532,788,137
Preferred Stock[1]	9,838,736	—	—	9,838,736
Warrants [1]
Italy	—	—	118,820	118,820
Singapore	—	—	— *	—
Investment Companies[1]	3,390,545	—	—	3,390,545
Short-Term Investments[1]	53,243,620	—	—	53,243,620
Futures Contracts[2]	24,576	—	—	24,576
Total	$3,874,173,477	$—	$132,649	$3,874,306,126
*	Level 3 amount shown includes securities determined to have no value at August 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value — unaffiliated (cost $2,918,613,639) including securities on loan of $48,666,893		$3,823,145,236
Collateral invested for securities on loan, at value (cost $51,136,314)		51,136,314
Deposit with broker for futures contracts		1,782,001
Foreign currency, at value (cost $2,408,791)		2,415,718
Receivables:
Investments sold		8,665,754
Dividends		4,900,574
Foreign tax reclaims		1,874,530
Income from securities on loan	+	178,989
Total assets		3,894,099,116
Liabilities
Collateral held for securities on loan		51,136,314
Payables:
Investments bought		10,154,802
Management fees		339,715
Foreign capital gains tax		112,393
Variation margin on futures contracts	+	9,963
Total liabilities		61,753,187
Net Assets
Total assets		3,894,099,116
Total liabilities	–	61,753,187
Net assets		$3,832,345,929
Net Assets by Source
Capital received from investors		3,120,025,270
Total distributable earnings		712,320,659

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,832,345,929		88,700,000		$43.21

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Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $7,735,813)		$60,941,355
Securities on loan, net	+	2,215,253
Total investment income		63,156,608
Expenses
Management fees		3,504,568
Professional fees	+	10,415*
Total expenses		3,514,983
Expense reduction by CSIM	-	10,415*
Net expenses	–	3,504,568
Net investment income		59,652,040
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - unaffiliated (net of foreign capital gains tax of $12,447)		33,089,831
Net realized gains on in-kind redemptions - unaffiliated		48,834,537
Net realized gains on futures contracts		2,835,527
Net realized gains on foreign currency transactions	+	17,905
Net realized gains		84,777,800
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of ($106,405))		736,780,087
Net change in unrealized appreciation (depreciation) on futures contracts		(121,298)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(126,146)
Net change in unrealized appreciation (depreciation)	+	736,532,643
Net realized and unrealized gains		821,310,443
Increase in net assets resulting from operations		$880,962,483
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
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Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$59,652,040	$47,770,307
Net realized gains (losses)		84,777,800	(46,220,647)
Net change in unrealized appreciation (depreciation)	+	736,532,643	263,289,976
Increase in net assets resulting from operations		880,962,483	264,839,636
Distributions to Shareholders
Total distributions		($66,927,200)	($67,564,440)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,900,000	$508,015,311	13,400,000	$367,298,269
Shares redeemed	+	(2,400,000)	(85,575,957)	(5,400,000)	(155,544,663)
Net transactions in fund shares		10,500,000	$422,439,354	8,000,000	$211,753,606
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,200,000	$2,595,871,292	70,200,000	$2,186,842,490
Total increase	+	10,500,000	1,236,474,637	8,000,000	409,028,802
End of period		88,700,000	$3,832,345,929	78,200,000	$2,595,871,292
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Schwab International Dividend Equity ETF
Financial Statements
Financial Highlights
4/29/21 [1]– 8/31/21
Per-Share Data
Net asset value at beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.41
Net realized and unrealized gains (losses)	0.71
Total from investment operations	1.12
Less distributions:
Distributions from net investment income	(0.05)
Net asset value at end of period	$26.07
Total return	4.48% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14% [4]
Net investment income (loss)	4.76% [4]
Portfolio turnover rate[5]	3% [3]
Net assets, end of period (x 1,000)	$101,664

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab International Dividend Equity ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 10.0%
AGL Energy Ltd.	46,150	217,550
Aurizon Holdings Ltd.	137,071	378,674
BHP Group Ltd.	109,041	3,634,780
Rio Tinto Ltd.	27,627	2,262,625
Wesfarmers Ltd.	84,371	3,696,669
		10,190,298

Belgium 0.4%
Etablissements Franz Colruyt N.V.	3,675	205,585
Proximus SADP	9,939	194,818
		400,403

Canada 7.6%
BCE, Inc.	18,966	987,586
Great-West Lifeco, Inc.	7,558	233,442
Quebecor, Inc., Class B	10,739	267,530
Sun Life Financial, Inc.	16,404	843,274
The Bank of Nova Scotia	34,012	2,103,460
The Toronto-Dominion Bank	51,017	3,307,738
		7,743,030

China 0.9%
China Minsheng Banking Corp., Ltd., H Shares	162,593	67,944
China Shenhua Energy Co., Ltd., H Shares	250,875	555,468
Hengan International Group Co., Ltd.	40,602	235,447
Jiangsu Expressway Co., Ltd., H Shares	91,553	94,998
		953,857

Denmark 0.2%
Tryg A/S	8,583	212,468

Finland 3.1%
Elisa Oyj	9,591	614,088
Kone Oyj, B Shares	30,012	2,488,438
		3,102,526

France 5.4%
Orange S.A.	127,815	1,451,457
Sanofi	38,930	4,026,568
		5,478,025

Security	Number of Shares	Value ($)
Germany 8.9%
Allianz SE	11,554	2,713,871
Deutsche Post AG	59,413	4,178,586
E.ON SE	167,093	2,204,803
		9,097,260

Italy 3.8%
Enel S.p.A.	420,230	3,828,097

Japan 11.9%
ABC-Mart, Inc.	2,374	127,279
Daito Trust Construction Co., Ltd.	5,085	559,137
Daiwa House Industry Co., Ltd.	49,547	1,513,560
Japan Tobacco, Inc.	64,389	1,249,859
Kaken Pharmaceutical Co., Ltd.	71,389	3,229,595
KDDI Corp.	104,060	3,192,083
Matsui Securities Co., Ltd.	3,135	22,915
Obayashi Corp.	53,664	442,559
Sekisui House Ltd.	48,390	965,950
Seven Bank Ltd.	20,359	46,515
Sompo Holdings, Inc.	10,424	458,102
USS Co., Ltd.	16,506	273,598
		12,081,152

Malaysia 0.5%
DiGi.com Berhad	213,500	225,980
Petronas Gas Berhad	57,600	232,783
		458,763

Mexico 1.8%
America Movil S.A.B. de C.V., Series L	1,493,360	1,473,276
Arca Continental S.A.B. de C.V.	25,792	166,507
Coca-Cola Femsa S.A.B. de C.V.	30,743	178,372
		1,818,155

Netherlands 2.0%
Koninklijke Ahold Delhaize N.V.	61,270	2,066,358

New Zealand 0.7%
Contact Energy Ltd.	57,769	331,385
Spark New Zealand Ltd.	118,960	408,184
		739,569

Norway 1.5%
Gjensidige Forsikring A.S.A.	5,357	125,105
Telenor A.S.A.	40,962	716,865
Yara International A.S.A.	12,762	640,053
		1,482,023

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Schwab International Dividend Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Republic of Korea 0.5%
Korean Reinsurance Co.	2,188	17,795
KT&G Corp.	7,401	520,869
		538,664

Russia 0.3%
Severstal PAO	14,364	337,033

Saudi Arabia 3.6%
Advanced Petrochemical Co.	7,883	150,485
Al Rajhi Bank	34,295	1,106,379
Jarir Marketing Co.	4,372	252,479
Riyad Bank	37,810	271,173
SABIC Agri-Nutrients Co.	14,880	497,494
Saudi Telecom Co.	38,149	1,373,108
		3,651,118

Singapore 0.5%
Singapore Exchange Ltd.	23,091	169,951
Singapore Technologies Engineering Ltd.	111,703	313,908
		483,859

South Africa 0.6%
The SPAR Group Ltd.	11,209	160,893
Vodacom Group Ltd.	45,583	452,679
		613,572

Spain 0.6%
Red Electrica Corp. S.A.	32,190	641,797

Sweden 0.5%
Tele2 AB, B Shares	31,855	476,978

Switzerland 10.1%
EMS-Chemie Holding AG	521	564,481
Kuehne & Nagel International AG	3,753	1,372,884
Roche Holding AG	10,807	4,338,490
SGS S.A.	383	1,203,290
Swisscom AG	1,613	946,265
Zurich Insurance Group AG	4,213	1,848,836
		10,274,246

Taiwan 5.2%
Advantech Co., Ltd.	32,000	445,703
Asia Cement Corp.	177,000	286,766
Cheng Loong Corp.	73,321	95,244
Chicony Electronics Co., Ltd.	49,000	138,795
Chunghwa Telecom Co., Ltd.	242,000	978,007
Far EasTone Telecommunications Co., Ltd.	102,000	226,720
Formosa Taffeta Co., Ltd.	71,000	79,932
Great Wall Enterprise Co., Ltd.	43,528	84,972
Lite-On Technology Corp.	164,000	362,163
President Chain Store Corp.	33,000	339,961
Standard Foods Corp.	29,973	56,456
Synnex Technology International Corp.	100,000	194,129
Taiwan Cement Corp.	377,000	659,089
Taiwan Mobile Co., Ltd.	105,000	382,666
Security	Number of Shares	Value ($)
Uni-President Enterprises Corp.	299,000	780,042
Wistron Corp.	216,000	213,557
		5,324,202

Thailand 0.3%
Intouch Holdings PCL NVDR	96,100	254,915
Land & Houses PCL NVDR	265,400	67,107
Tisco Financial Group PCL NVDR	11,001	32,082
		354,104

United Arab Emirates 1.3%
Emirates Telecommunications Group Co. PJSC	110,722	711,389
First Abu Dhabi Bank PJSC	122,090	565,055
		1,276,444

United Kingdom 17.0%
Admiral Group plc	7,235	359,553
BAE Systems plc	239,779	1,875,697
British American Tobacco plc	103,307	3,879,991
GlaxoSmithKline plc	210,360	4,232,607
Imperial Brands plc	55,555	1,178,594
Schroders plc	3,488	181,454
SSE plc	78,029	1,753,100
Unilever plc	67,937	3,782,942
		17,243,938
Total Common Stock
(Cost $100,515,764)		100,867,939

Preferred Stock 0.1% of net assets

Russia 0.1%
Sberbank of Russia PJSC	28,180	119,268
Total Preferred Stock
(Cost $110,802)		119,268

Investment Company 0.1% of net assets

United States 0.1%
International Equity Fund 0.1%
iShares International Select Dividend ETF	2,187	70,859
Total Investment Company
(Cost $70,708)		70,859

Short-Term Investment 0.0% of net assets

United States 0.0%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	7,185	7,185
Total Short-Term Investment
(Cost $7,185)		7,185

64
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Schwab International Dividend Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/17/21	5	587,875	6,123
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$100,867,939	$—	$—	$100,867,939
Preferred Stock[1]	119,268	—	—	119,268
Investment Company[1]	70,859	—	—	70,859
Short-Term Investment[1]	7,185	—	—	7,185
Futures Contracts[2]	6,123	—	—	6,123
Total	$101,071,374	$—	$—	$101,071,374
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab International Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value — unaffiliated (cost $100,704,459)		$101,065,251
Deposit with broker for futures contracts		30,295
Foreign currency, at value (cost $70,165)		70,458
Receivables:
Dividends		492,411
Foreign tax reclaims		22,565
Other assets	+	821
Total assets		101,681,801
Liabilities
Payables:
Investments bought		7,097
Management fees		10,520
Variation margin on futures contracts	+	550
Total liabilities		18,167
Net Assets
Total assets		101,681,801
Total liabilities	–	18,167
Net assets		$101,663,634
Net Assets by Source
Capital received from investors		100,530,629
Total distributable earnings		1,133,005

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$101,663,634		3,900,000		$26.07

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Schwab International Dividend Equity ETF
Statement of Operations

For the period April 29, 2021* through August 31, 2021
Investment Income
Dividends received from securities — unaffiliated (net of foreign withholding tax of $95,955)		$924,652
Expenses
Management fees		26,410
Total expenses	–	26,410
Net investment income		898,242
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities — unaffiliated		(31,153)
Net realized losses on foreign currency transactions	+	(5,756)
Net realized losses		(36,909)
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		360,792
Net change in unrealized appreciation (depreciation) on futures contracts		6,123
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(53)
Net change in unrealized appreciation (depreciation)	+	366,862
Net realized and unrealized gains		329,953
Increase in net assets resulting from operations		$1,228,195
*	Commencement of operations.
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Schwab International Dividend Equity ETF
Statement of Changes in Net Assets

For the current period only.
Operations
	4/29/21*-8/31/21
Net investment income		$898,242
Net realized losses		(36,909)
Net change in unrealized appreciation (depreciation)	+	366,862
Increase in net assets resulting from operations		1,228,195
Distributions to Shareholders
Total distributions		($95,190)

Transactions in Fund Shares
		4/29/21*-8/31/21
		SHARES	VALUE
Shares sold	+	3,900,000	$100,530,629
Net transactions in fund shares		3,900,000	$100,530,629
Shares Outstanding and Net Assets
		4/29/21*-8/31/21
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	3,900,000	101,663,634
End of period		3,900,000	$101,663,634
*	Commencement of operations.
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Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$27.11	$24.82	$25.89	$26.99	$22.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.63	0.79	0.72	0.68	0.71
Net realized and unrealized gains (losses)	4.64	2.34	(1.00)	(1.13)	4.21
Total from investment operations	5.27	3.13	(0.28)	(0.45)	4.92
Less distributions:
Distributions from net investment income	(0.74)	(0.84)	(0.79)	(0.65)	(0.49)
Net asset value at end of period	$31.64	$27.11	$24.82	$25.89	$26.99
Total return	19.53%	12.76%	(0.97%)	(1.79%)	22.40%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11%	0.12% [2]	0.13%	0.13%	0.13% [3]
Net investment income (loss)	2.04%	3.16%	2.85%	2.48%	2.96%
Portfolio turnover rate[4]	15%	15%	13%	18%	7%
Net assets, end of period (x 1,000)	$9,505,142	$7,195,522	$5,804,446	$4,900,591	$4,248,821

1
Calculated based on the average shares outstanding during the period.
2
Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio.
3
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets

Brazil 5.0%
Aliansce Sonae Shopping Centers S.A.	156,391	766,750
Ambev S.A.	5,670,262	18,939,454
Americanas S.A. *	553,744	4,473,606
Atacadao S.A.	341,676	1,211,321
B3 S.A. - Brasil Bolsa Balcao	8,006,859	22,005,158
Banco Bradesco S.A.	1,770,962	6,897,673
Banco BTG Pactual S.A. *	1,225,804	6,766,458
Banco do Brasil S.A.	1,107,517	6,582,950
Banco Inter S.A. *	324,459	1,503,290
Banco Santander Brasil S.A.	472,876	3,873,860
BB Seguridade Participacoes S.A.	884,062	3,291,348
BR Malls Participacoes S.A. *	1,102,749	1,945,058
BRF S.A. *	1,033,435	4,727,573
CCR S.A.	1,437,202	3,438,920
Centrais Eletricas Brasileiras S.A.	813,533	5,979,675
Cia Brasileira de Distribuicao	200,804	1,111,187
Cia de Locacao das Americas	448,982	2,185,472
Cia de Saneamento Basico do Estado de Sao Paulo	439,552	3,102,033
Cia de Saneamento do Parana	324,327	1,227,736
Cia Energetica de Minas Gerais	146,656	478,106
Cia Paranaense de Energia	740,208	860,278
Cielo S.A.	1,568,847	879,490
Cogna Educacao *	2,458,007	1,541,191
Companhia Siderurgica Nacional S.A.	820,344	5,585,880
Cosan S.A.	1,909,338	8,223,555
CPFL Energia S.A.	246,965	1,400,878
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	395,343	1,561,433
Dexco S.A.	379,378	1,527,279
EDP - Energias do Brasil S.A.	363,081	1,307,774
Energisa S.A.	332,084	2,878,098
Eneva S.A. *	1,227,431	3,756,940
Engie Brasil Energia S.A.	232,526	1,705,492
Equatorial Energia S.A.	1,200,234	5,966,531
Ez Tec Empreendimentos e Participacoes S.A.	141,653	741,530
Fleury S.A.	290,401	1,342,088
Grendene S.A.	552,978	1,154,659
Grupo Mateus S.A. *	526,196	732,834
Guararapes Confeccoes S.A.	142,661	429,414
Hapvida Participacoes e Investimentos S.A.	1,660,219	4,773,549
Hypera S.A.	541,388	3,761,497
IRB Brasil Resseguros S.A. *	1,412,582	1,473,408
Itau Unibanco Holding S.A.	605,371	3,385,409
Itau Unibanco Holding S.A. ADR	6,283,695	37,262,311
JBS S.A.	1,212,693	7,383,391
Klabin S.A. *	1,027,635	5,281,143
Localiza Rent a Car S.A.	774,875	8,394,208
Locaweb Servicos de Internet S.A.	561,794	2,687,411
Lojas Americanas S.A.	360,901	410,279
Lojas Renner S.A.	1,021,902	7,597,072
M Dias Branco S.A.	165,831	1,024,550
Security	Number of Shares	Value ($)
Magazine Luiza S.A.	3,841,225	13,685,567
Marfrig Alimentos S.A.	530,726	2,124,127
Multiplan Empreendimentos Imobiliarios S.A.	348,586	1,436,682
Natura & Co. Holding S.A. *	1,248,694	12,590,479
Neoenergia S.A.	312,424	1,014,247
Notre Dame Intermedica Participacoes S.A.	676,246	10,559,347
Odontoprev S.A.	353,883	867,504
Petrobras Distribuidora S.A.	1,504,945	7,992,784
Petroleo Brasileiro S.A.	4,889,473	26,665,251
Porto Seguro S.A.	129,183	1,442,586
Qualicorp Consultoria e Corretora de Seguros S.A.	253,680	1,058,910
Raia Drogasil S.A.	1,406,125	7,020,257
Rede D'Or Sao Luiz S.A.	285,328	3,835,547
Rumo S.A. *	1,637,811	5,988,773
Sao Martinho S.A.	222,848	1,399,017
Sendas Distribuidora S.A.	1,022,320	3,356,779
Sul America S.A.	515,928	2,957,777
Suzano S.A. *	948,405	11,300,350
Telefonica Brasil S.A.	566,883	4,842,182
TIM S.A.	1,051,735	2,559,721
TOTVS S.A.	657,506	5,085,845
Transmissora Alianca de Energia Eletrica S.A.	281,659	2,085,670
Ultrapar Participacoes S.A.	1,043,203	2,942,417
Usinas Siderurgicas de Minas Gerais S.A.	274,750	982,103
Vale S.A.	5,239,084	100,984,034
Via S.A. *	2,106,423	4,274,933
WEG S.A.	1,951,535	13,555,212
YDUQS Participacoes S.A.	424,351	2,121,113
		480,266,414

Chile 0.5%
AES Andes S.A.	5,138,879	683,681
Aguas Andinas S.A., A Shares	3,476,734	776,730
Banco de Chile	57,036,012	5,565,602
Banco de Credito e Inversiones S.A.	60,342	2,610,135
Banco Santander Chile	79,108,831	4,174,153
CAP S.A.	98,755	1,401,774
Cencosud S.A.	1,767,713	3,330,358
Cencosud Shopping S.A.	665,843	945,128
Cia Cervecerias Unidas S.A.	173,781	1,751,377
Cia Sud Americana de Vapores S.A.	23,282,178	1,742,521
Colbun S.A.	9,608,880	1,588,233
Empresa Nacional de Telecomunicaciones S.A.	179,425	872,872
Empresas CMPC S.A.	1,605,745	3,561,876
Empresas COPEC S.A.	633,583	5,885,753
Enel Americas S.A.	26,282,927	3,687,987
Enel Chile S.A.	32,500,985	1,656,609
Engie Energia Chile S.A.	653,354	451,223
Falabella S.A.	1,049,525	4,150,970
Itau CorpBanca Chile S.A. *	243,452,014	662,861

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Parque Arauco S.A. *	826,327	991,656
Plaza S.A.	377,125	475,831
		46,967,330

China 37.4%
3SBio, Inc. *	1,576,133	1,757,035
51job, Inc. ADR *	37,937	2,913,562
A-Living Smart City Services Co., Ltd.	430,075	1,703,191
Addsino Co., Ltd., A Shares	170,900	494,000
AECC Aviation Power Co., Ltd., A Shares	243,300	2,567,245
Agile Group Holdings Ltd.	1,795,120	2,058,859
Agricultural Bank of China Ltd., A Shares	12,667,600	5,811,546
Agricultural Bank of China Ltd., H Shares	40,091,871	13,454,426
Aier Eye Hospital Group Co., Ltd., A Shares	482,589	3,156,425
Air China Ltd. *	805,400	903,766
Air China Ltd., H Shares *	1,725,236	1,157,943
Alibaba Group Holding Ltd. *	18,566,186	395,083,645
Alibaba Health Information Technology Ltd. *	6,260,995	10,272,174
Alibaba Pictures Group Ltd. *	17,316,641	1,848,035
Aluminum Corp. of China Ltd., A Shares *	1,450,300	1,753,307
Aluminum Corp. of China Ltd., H Shares *	4,240,834	3,075,380
Angang Steel Co., Ltd., H Shares	2,539,984	1,943,195
Angel Yeast Co., Ltd., A Shares	80,200	498,080
Anhui Anke Biotechnology Group Co., Ltd., A Shares	148,500	269,289
Anhui Conch Cement Co., Ltd., A Shares	340,200	2,107,004
Anhui Conch Cement Co., Ltd., H Shares	1,581,179	8,559,167
Anhui Expressway Co., Ltd., A Shares	463,301	443,051
Anhui Gujing Distillery Co., Ltd., A Shares	91,104	2,993,498
Anhui Kouzi Distillery Co., Ltd., A Shares	53,400	409,687
Anhui Zhongding Sealing Parts Co., Ltd., A shares	271,700	750,418
ANTA Sports Products Ltd.	1,479,659	30,440,374
Asymchem Laboratories Tianjin Co., Ltd., A Shares	15,200	824,574
Autohome, Inc. ADR	79,485	3,518,006
Avary Holding Shenzhen Co., Ltd., A Shares	78,000	383,230
AVIC Electromechanical Systems Co., Ltd., A Shares	339,000	735,586
AVIC Industry-Finance Holdings Co., Ltd., A Shares	965,700	592,711
AviChina Industry & Technology Co., Ltd., H Shares	3,173,133	2,660,138
AVICOPTER plc, A Shares	57,300	557,103
BAIC Motor Corp., Ltd., H Shares	3,125,795	1,141,424
Baidu, Inc. ADR *	361,709	56,795,547
Bank of Beijing Co., Ltd., A Shares	2,055,600	1,382,719
Bank of Changsha Co., Ltd., A Shares	406,200	545,839
Bank of China Ltd., A Shares	7,216,500	3,389,026
Bank of China Ltd., H Shares	99,030,985	34,761,788
Bank of Communications Co., Ltd., A Shares	4,286,800	2,936,710
Bank of Communications Co., Ltd., H Shares	8,929,240	5,132,044
Bank of Guiyang Co., Ltd., A Shares	419,200	429,466
Bank of Hangzhou Co., Ltd., A Shares	571,900	1,186,879
Bank of Jiangsu Co., Ltd., A Shares	520,600	518,825
Bank of Nanjing Co., Ltd., A Shares	928,500	1,349,865
Bank of Ningbo Co., Ltd., A Shares	573,600	2,871,556
Bank of Shanghai Co., Ltd., A Shares	1,298,070	1,450,571
Bank of Zhengzhou Co., Ltd., A Shares *	918,800	487,027
Security	Number of Shares	Value ($)
Baoshan Iron & Steel Co., Ltd., A Shares *	1,747,332	2,759,658
BBMG Corp., A Shares	1,292,300	542,798
BBMG Corp., H Shares	1,976,170	355,730
Beijing Capital Eco-Environment Protection Group Co., Ltd., A Shares	905,100	521,849
Beijing Capital International Airport Co., Ltd., H Shares *	2,391,803	1,442,337
Beijing Dabeinong Technology Group Co., Ltd., A Shares	425,000	490,739
Beijing Enlight Media Co., Ltd., A Shares	306,800	442,701
Beijing Enterprises Holdings Ltd.	688,760	2,373,401
Beijing Enterprises Water Group Ltd. *	7,412,328	3,059,342
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,629,515	676,198
Beijing New Building Materials plc, A Shares	140,400	720,279
Beijing Orient National Communication Science & Technology Co., Ltd., A Shares *	287,900	436,848
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., A Shares	59,550	446,717
Beijing Originwater Technology Co., Ltd., A Shares	318,000	373,596
Beijing Shiji Information Technology Co., Ltd., A Shares	186,340	493,287
Beijing Shougang Co., Ltd., A Shares *(a)	435,100	556,351
Beijing Shunxin Agriculture Co., Ltd., A Shares	72,700	368,120
Beijing Tiantan Biological Products Corp., Ltd., A Shares	137,300	660,113
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., A Shares	19,320	696,472
Beijing Yanjing Brewery Co., Ltd., A Shares	412,700	426,644
Beijing-Shanghai High Speed Railway Co., Ltd., A Shares	819,700	603,468
BGI Genomics Co., Ltd., A Shares	26,600	386,673
Bilibili, Inc. ADR *	326,585	26,201,915
Blue Moon Group Holdings Ltd.	1,067,228	1,064,847
Blue Sail Medical Co., Ltd., A Shares	157,600	490,973
Bluefocus Intelligent Communications Group Co., Ltd., A Shares	638,100	574,606
Bluestar Adisseo Co., A Shares	239,000	422,658
BOE Technology Group Co., Ltd., A Shares	3,098,300	2,794,809
BOE Technology Group Co., Ltd., B Shares	1,080,600	525,200
Bosideng International Holdings Ltd.	3,516,694	2,875,809
Boya Bio-pharmaceutical Group Co., Ltd., A Shares	83,700	494,390
Brilliance China Automotive Holdings Ltd. *(a)	3,559,090	1,374,744
BTG Hotels Group Co., Ltd., A Shares *	102,500	365,867
By-health Co., Ltd., A Shares	147,600	575,347
BYD Co., Ltd., A Shares	159,400	6,843,428
BYD Co., Ltd., H Shares	1,039,808	35,215,777
BYD Electronic International Co., Ltd.	1,009,257	4,606,791
C&S Paper Co., Ltd., A Shares	110,900	315,065
CanSino Biologics, Inc., A Shares *	5,200	310,477
CanSino Biologics, Inc., H Shares *	96,286	3,805,707
Central China Securities Co., Ltd., A Shares	677,200	512,203
CGN Power Co., Ltd., H Shares	15,646,947	3,460,401
Changchun High & New Technology Industry Group, Inc., A Shares	36,500	1,443,934

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Changjiang Securities Co., Ltd., A Shares	494,400	573,173
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares	26,400	791,836
Chaozhou Three-Circle Group Co., Ltd., A Shares	172,108	1,002,985
China Aoyuan Group Ltd.	1,699,560	1,018,335
China Baoan Group Co., Ltd., A Shares	261,200	1,133,945
China Cinda Asset Management Co., Ltd., H Shares	11,332,030	2,010,736
China CITIC Bank Corp., Ltd., A Shares	1,122,400	798,484
China CITIC Bank Corp., Ltd., H Shares	12,132,097	5,584,538
China Coal Energy Co., Ltd., A Shares	317,650	419,956
China Coal Energy Co., Ltd., H Shares	3,046,593	2,177,999
China Communications Services Corp., Ltd., H Shares	3,257,555	1,734,045
China Conch Venture Holdings Ltd.	2,126,386	8,694,359
China Construction Bank Corp., A Shares	393,900	357,147
China Construction Bank Corp., H Shares	122,569,324	88,569,963
China CSSC Holdings Ltd., A Shares	545,200	2,018,727
China East Education Holdings Ltd. *	565,884	606,823
China Eastern Airlines Corp., Ltd., A Shares *	1,209,800	881,286
China Eastern Airlines Corp., Ltd., H Shares *	1,765,630	676,526
China Everbright Bank Co., Ltd., A Shares	3,619,000	1,879,053
China Everbright Bank Co., Ltd., H Shares	4,443,781	1,594,135
China Everbright Environment Group Ltd.	4,774,321	3,302,648
China Everbright Ltd.	1,185,079	1,488,710
China Evergrande Group (b)	3,337,653	1,871,096
China Feihe Ltd.	3,364,507	6,091,054
China Galaxy Securities Co., Ltd., H Shares	5,451,306	3,063,024
China Gas Holdings Ltd.	3,951,105	11,456,012
China Great Wall Securities Co., Ltd., A Shares	222,500	370,374
China Greatwall Technology Group Co., Ltd., A Shares	314,400	715,830
China Hongqiao Group Ltd.	2,837,788	4,232,591
China Huarong Asset Management Co., Ltd., H Shares *(a)	13,605,702	1,338,292
China International Capital Corp., Ltd., A Shares	68,600	574,360
China International Capital Corp., Ltd., H Shares	1,972,087	4,584,509
China International Marine Containers Group Co., Ltd., A Shares	412,900	1,173,040
China International Marine Containers Group Co., Ltd., H Shares	321,827	705,116
China Jinmao Holdings Group Ltd.	8,032,311	2,612,940
China Jushi Co., Ltd., A Shares	403,777	1,098,308
China Lesso Group Holdings Ltd.	1,259,757	2,695,308
China Life Insurance Co., Ltd., A Shares	510,600	2,282,347
China Life Insurance Co., Ltd., H Shares	9,653,061	16,160,113
China Literature Ltd. *	536,918	4,508,058
China Longyuan Power Group Corp., Ltd., H Shares	4,439,039	9,052,333
China Medical System Holdings Ltd.	1,583,258	3,102,452
China Mengniu Dairy Co., Ltd. *	4,032,326	24,238,493
China Merchants Bank Co., Ltd., A Shares	1,978,300	15,012,022
China Merchants Bank Co., Ltd., H Shares	4,877,174	40,291,157
China Merchants Energy Shipping Co., Ltd., A Shares	845,800	568,936
Security	Number of Shares	Value ($)
China Merchants Port Holdings Co., Ltd.	1,803,897	3,038,445
China Merchants Securities Co., Ltd., A Shares	627,180	1,765,280
China Merchants Securities Co., Ltd., H Shares	1,599,776	2,418,994
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	674,600	1,041,385
China Minsheng Banking Corp., Ltd., A Shares	3,340,400	2,055,392
China Minsheng Banking Corp., Ltd., H Shares	8,092,058	3,381,510
China Molybdenum Co., Ltd., A Shares	1,432,200	1,735,865
China Molybdenum Co., Ltd., H Shares	4,298,010	3,360,001
China National Accord Medicines Corp., Ltd., B Shares	169,345	456,603
China National Building Material Co., Ltd., H Shares	5,088,863	6,961,947
China National Chemical Engineering Co., Ltd., A Shares	445,700	933,953
China National Medicines Corp., Ltd., A Shares	77,100	348,934
China National Nuclear Power Co., Ltd., A Shares	1,401,000	1,189,938
China National Software & Service Co., Ltd., A Shares	46,900	353,858
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	356,400	3,205,501
China Oilfield Services Ltd., A Shares	233,329	505,932
China Oilfield Services Ltd., H Shares	2,263,824	1,979,338
China Overseas Land & Investment Ltd.	5,040,158	11,600,202
China Pacific Insurance (Group) Co., Ltd., A Shares	554,000	2,258,245
China Pacific Insurance (Group) Co., Ltd., H Shares	3,480,315	9,800,112
China Petroleum & Chemical Corp., A Shares	3,769,400	2,488,785
China Petroleum & Chemical Corp., H Shares	32,614,351	15,809,511
China Power International Development Ltd.	6,157,938	2,486,184
China Railway Group Ltd., A Shares	2,191,400	1,912,210
China Railway Group Ltd., H Shares	4,455,134	2,136,672
China Railway Signal & Communication Corp., Ltd., A Shares	675,000	547,156
China Railway Signal & Communication Corp., Ltd., H shares	2,100,730	761,707
China Reinsurance Group Corp., H Shares	9,529,033	992,435
China Resources Beer Holdings Co., Ltd.	2,058,164	16,936,681
China Resources Cement Holdings Ltd.	2,922,601	2,867,229
China Resources Gas Group Ltd.	1,174,884	7,130,260
China Resources Land Ltd.	3,614,796	13,455,527
China Resources Mixc Lifestyle Services Ltd.	471,184	2,474,862
China Resources Pharmaceutical Group Ltd.	2,277,203	1,185,837
China Resources Power Holdings Co., Ltd.	2,497,531	6,139,982
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	142,400	616,875
China Shenhua Energy Co., Ltd., A Shares	626,100	1,940,794
China Shenhua Energy Co., Ltd., H Shares	4,423,992	9,795,257
China Southern Airlines Co., Ltd., A Shares *	1,340,200	1,196,459

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
China Southern Airlines Co., Ltd., H Shares *	1,684,405	981,100
China State Construction Engineering Corp., Ltd., A Shares	3,877,900	2,884,984
China State Construction International Holdings Ltd.	2,422,217	1,962,104
China Taiping Insurance Holdings Co., Ltd.	1,890,397	2,761,212
China Tourism Group Duty Free Corp., Ltd., A Shares	184,300	6,521,055
China Tower Corp., Ltd., H Shares	62,056,573	8,138,724
China Traditional Chinese Medicine Holdings Co., Ltd. *	3,260,635	1,551,216
China United Network Communications Ltd., A Shares	2,928,500	1,901,800
China Vanke Co., Ltd., A Shares	847,700	2,601,435
China Vanke Co., Ltd., H Shares	2,525,698	6,819,760
China World Trade Center Co., Ltd., A Shares	116,400	324,917
China Yangtze Power Co., Ltd., A Shares	1,342,800	4,025,070
China Zheshang Bank Co., Ltd., A Shares	805,053	442,954
Chongqing Brewery Co., Ltd., A Shares *	44,800	973,143
Chongqing Changan Automobile Co., Ltd., A Shares	557,765	1,782,566
Chongqing Changan Automobile Co., Ltd., B Shares	1,603,060	1,082,125
Chongqing Fuling Zhacai Group Co., Ltd., A Shares *	76,600	304,999
Chongqing Rural Commercial Bank Co., Ltd., A Shares	1,288,500	776,854
Chongqing Rural Commercial Bank Co., Ltd., H Shares	2,093,248	802,057
Chongqing Zhifei Biological Products Co., Ltd., A Shares	116,700	3,201,472
CIFI Holdings Group Co., Ltd.	4,611,731	3,107,160
CITIC Ltd.	6,413,848	7,982,931
Citic Pacific Special Steel Group Co., Ltd., A Shares	473,310	1,869,178
CITIC Securities Co., Ltd., A Shares	1,005,800	4,003,246
CITIC Securities Co., Ltd., H Shares	2,966,342	7,513,734
Contemporary Amperex Technology Co., Ltd., A Shares	74,100	5,683,488
COSCO Shipping Development Co., Ltd., H Shares	7,098,595	1,496,872
COSCO Shipping Energy Transportation Co., Ltd., H Shares	2,560,830	1,000,974
COSCO SHIPPING Holdings Co., Ltd., A Shares *	1,088,121	3,497,773
COSCO SHIPPING Holdings Co., Ltd., H Shares *	4,147,558	7,839,316
COSCO SHIPPING Ports Ltd.	2,521,513	2,097,654
Country Garden Holdings Co., Ltd.	9,936,722	10,987,780
Country Garden Services Holdings Co., Ltd.	1,807,871	13,772,860
CRRC Corp., Ltd., A Shares	3,006,800	3,145,676
CRRC Corp., Ltd., H Shares	3,562,904	1,621,719
CSC Financial Co., Ltd., A Shares	103,400	448,409
CSC Financial Co., Ltd., H Shares	1,322,916	1,449,240
CSG Holding Co., Ltd., A Shares	531,946	967,924
CSPC Pharmaceutical Group Ltd.	11,024,817	13,991,262
Daan Gene Co., Ltd., A Shares	140,160	406,881
Dada Nexus Ltd., ADR *	82,011	1,942,020
Dali Foods Group Co., Ltd.	2,859,470	1,603,025
DaShenLin Pharmaceutical Group Co., Ltd., A Shares	33,360	235,464
Security	Number of Shares	Value ($)
Datang International Power Generation Co., Ltd., A Shares	2,346,600	989,267
Dawning Information Industry Co., Ltd., A Shares	236,600	1,038,517
DHC Software Co., Ltd., A Shares	376,400	446,290
Dian Diagnostics Group Co., Ltd., A Shares	69,500	323,156
DiDi Global, Inc. *(b)	418,899	3,443,350
Do-Fluoride New Materials Co., Ltd., A Shares *	81,500	713,314
Dong-E-E-Jiao Co., Ltd., A Shares	62,200	331,341
Dongfang Electric Corp., Ltd., H Shares	1,195,161	1,638,144
Dongfeng Motor Group Co., Ltd., H Shares	3,660,121	4,009,622
Dongxing Securities Co., Ltd., A Shares	348,100	599,410
East Group Co., Ltd., A Shares	528,100	1,102,527
East Money Information Co., Ltd., A Shares	953,916	4,575,899
Ecovacs Robotics Co., Ltd., A Shares	51,500	1,170,883
ENN Ecological Holdings Co., Ltd., A Shares	254,275	806,334
ENN Energy Holdings Ltd.	992,437	19,638,573
Eternal Asia Supply Chain Management Ltd., A Shares	470,700	541,320
Eve Energy Co., Ltd., A Shares	167,636	2,650,166
Everbright Securities Co., Ltd., A Shares	490,400	1,208,518
Fangda Carbon New Material Co., Ltd., A Shares	411,180	824,017
Far East Horizon Ltd.	2,824,368	3,210,273
FAW Jiefang Group Co., Ltd., A Shares	257,600	446,368
First Capital Securities Co., Ltd., A Shares	426,700	423,261
Flat Glass Group Co., Ltd., A Shares (b)	713,838	4,167,004
Focus Media Information Technology Co., Ltd., A Shares *	1,304,900	1,454,159
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	131,768	1,939,759
Fosun International Ltd.	2,944,767	3,725,756
Founder Securities Co., Ltd., A Shares	685,500	906,279
Foxconn Industrial Internet Co., Ltd., A Shares	394,400	701,753
Fu Jian Anjoy Foods Co., Ltd., A Shares	19,900	481,924
Fujian Sunner Development Co., Ltd., A Shares	128,100	351,223
Fuyao Glass Industry Group Co., Ltd., A Shares	152,400	1,131,426
Fuyao Glass Industry Group Co., Ltd., H Shares	824,609	5,078,693
G-bits Network Technology Xiamen Co., Ltd., A Shares	5,800	329,563
Gan & Lee Pharmaceuticals Co., Ltd., A Shares	20,000	249,380
Ganfeng Lithium Co., Ltd., A Shares	124,100	4,231,556
Ganfeng Lithium Co., Ltd., H Shares	191,023	4,401,412
Gaotu Techedu, Inc. *(b)	183,902	529,638
GDS Holdings Ltd. ADR *	151,934	8,885,100
Geely Automobile Holdings Ltd.	6,926,638	25,026,330
GEM Co., Ltd.	489,800	1,019,531
Gemdale Corp., A Shares	397,600	643,358
Genscript Biotech Corp. *	1,180,505	5,608,550
GF Securities Co., Ltd., A Shares	447,300	1,316,526
GF Securities Co., Ltd., H Shares	2,261,838	4,025,001
Gigadevice Semiconductor Beijing, Inc., A Shares	64,384	1,527,274
Glarun Technology Co., Ltd., A Shares	251,200	575,440
GoerTek, Inc., A Shares	324,400	2,339,984
GOME Retail Holdings Ltd. *	17,878,583	1,930,993

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Gongniu Group Co., Ltd., A Shares	19,100	521,994
Gotion High-tech Co., Ltd., A Shares *	123,800	1,031,347
Grandjoy Holdings Group Co., Ltd., A Shares *	853,900	449,978
Great Wall Motor Co., Ltd., A Shares	265,500	2,720,840
Great Wall Motor Co., Ltd., H Shares	4,094,106	18,845,622
Greenland Holdings Corp., Ltd., A Shares	714,640	492,893
Greentown China Holdings Ltd.	1,055,793	1,620,882
GRG Banking Equipment Co., Ltd., A Shares	247,500	408,536
Guangdong Electric Power Development Co., Ltd., B Shares	1,226,514	381,642
Guangdong Golden Dragon Development, Inc., A Shares *	192,900	465,507
Guangdong Haid Group Co., Ltd., A Shares	152,200	1,515,631
Guangdong HEC Technology Holding Co., Ltd., A Shares *	729,200	867,988
Guangdong Investment Ltd.	3,880,299	5,388,369
Guangdong Kinlong Hardware Products Co., Ltd., A Shares	19,100	478,151
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares	694,300	719,911
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., A Shares	72,200	231,416
Guanghui Energy Co., Ltd., A Shares *	652,200	631,781
Guangshen Railway Co., Ltd., A Shares *	1,849,200	610,477
Guangzhou Automobile Group Co., Ltd., A Shares	348,460	998,069
Guangzhou Automobile Group Co., Ltd., H Shares	3,896,973	3,923,354
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	168,000	767,092
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	223,840	571,591
Guangzhou Haige Communications Group, Inc. Co., A Shares	228,900	396,992
Guangzhou Kingmed Diagnostics Group Co., Ltd., A Shares	40,500	662,237
Guangzhou R&F Properties Co., Ltd., H Shares	2,114,200	1,805,022
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares	24,300	327,779
Guangzhou Tinci Materials Technology Co., Ltd., A Shares	80,690	1,703,469
Guangzhou Wondfo Biotech Co., Ltd., A Shares	41,770	275,855
Guangzhou Yuexiu Financial Holdings Group Co., Ltd., A Shares	207,495	267,569
Guizhou Panjiang Refined Coal Co., Ltd., A Shares	333,400	522,940
Guolian Securities Co., Ltd., A Shares	171,900	355,949
Guosen Securities Co., Ltd., A Shares	447,700	846,550
Guotai Junan Securities Co., Ltd., A Shares	722,700	1,989,329
Guotai Junan Securities Co., Ltd., H Shares	941,057	1,316,477
Guoyuan Securities Co., Ltd., A Shares	498,800	608,425
Haidilao International Holding Ltd.	1,213,755	4,947,191
Haier Smart Home Co., Ltd., A Shares	580,000	2,432,548
Haier Smart Home Co., Ltd., H Shares	2,940,155	11,076,593
Haisco Pharmaceutical Group Co., Ltd., A Shares	110,600	288,842
Haitian International Holdings Ltd.	743,781	2,849,900
Haitong Securities Co., Ltd., A Shares	999,700	1,969,341
Haitong Securities Co., Ltd., H Shares	4,240,357	3,920,123
Security	Number of Shares	Value ($)
Han's Laser Technology Industry Group Co., Ltd., A Shares	92,100	640,360
Hang Zhou Great Star Industrial Co., Ltd., A Shares *	106,000	549,551
Hangzhou First Applied Material Co., Ltd., A Shares	40,440	952,709
Hangzhou Oxygen Plant Group Co., Ltd., A Shares	68,200	376,305
Hangzhou Robam Appliances Co., Ltd., A Shares	75,700	418,861
Hangzhou Tigermed Consulting Co., Ltd., A Shares	84,700	1,760,164
Hangzhou Tigermed Consulting Co., Ltd., H Shares	139,069	2,467,617
Hansoh Pharmaceutical Group Co., Ltd.	1,249,266	3,413,361
Health & Happiness H&H International Holdings Ltd.	217,435	622,054
Hefei Meiya Optoelectronic Technology, Inc., A Shares	64,700	430,899
Heilongjiang Agriculture Co., Ltd., A Shares	209,600	471,373
Hello Group, Inc. ADR	203,278	2,671,073
Henan Shuanghui Investment & Development Co., Ltd., A Shares	301,300	1,125,439
Hengan International Group Co., Ltd.	926,232	5,371,118
Hengli Petrochemical Co., Ltd., A Shares	301,600	1,224,724
HengTen Networks Group Ltd. *(b)	3,101,435	1,523,331
Hengyi Petrochemical Co., Ltd., A Shares	351,500	638,497
Hesteel Co., Ltd., A Shares	907,100	438,647
Hithink RoyalFlush Information Network Co., Ltd., A Shares	44,200	792,682
Hongfa Technology Co., Ltd., A Shares	77,100	744,830
Hopson Development Holdings Ltd.	828,636	3,228,307
Hoshine Silicon Industry Co., Ltd., A Shares	42,200	1,412,313
Hua Hong Semiconductor Ltd. *	655,536	3,860,383
Huaan Securities Co., Ltd., A Shares	411,560	344,455
Huadian Power International Corp., Ltd., H Shares	3,637,462	1,234,726
Huadong Medicine Co., Ltd., A Shares	161,700	770,656
Huafon Chemical Co., Ltd., A Shares	347,600	748,321
Huagong Tech Co., Ltd., A Shares	114,200	476,836
Huaibei Mining Holdings Co., Ltd., A Shares	247,700	556,672
Hualan Biological Engineering, Inc., A Shares	171,980	784,465
Huaneng Power International, Inc., H Shares	6,868,456	3,311,759
Huapont Life Sciences Co., Ltd., A Shares	524,700	484,689
Huatai Securities Co., Ltd., A Shares	583,200	1,480,598
Huatai Securities Co., Ltd., H Shares	2,237,505	3,210,677
Huaxia Bank Co., Ltd., A Shares	1,600,600	1,389,237
Huaxin Cement Co., Ltd., B Shares	624,524	1,094,166
Huayu Automotive Systems Co., Ltd., A Shares	272,100	978,413
Huazhu Group Ltd. ADR *	281,605	13,598,705
Hubei Energy Group Co., Ltd., A Shares	737,047	515,202
Huizhou Desay Sv Automotive Co., Ltd., A Shares	46,700	637,891
Humanwell Healthcare Group Co., Ltd., A Shares	140,800	471,807
Hunan Valin Steel Co., Ltd., A Shares	537,900	650,282
Hundsun Technologies, Inc., A Shares	142,842	1,097,218
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia , A Shares	242,300	519,000
Iflytek Co., Ltd., A Shares	206,100	1,673,205

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Industrial & Commercial Bank of China Ltd., A Shares	6,575,400	4,708,361
Industrial & Commercial Bank of China Ltd., H Shares	103,747,462	57,894,268
Industrial Bank Co., Ltd., A Shares	1,907,300	5,468,855
Industrial Securities Co., Ltd., A Shares	657,500	1,012,949
Ingenic Semiconductor Co., Ltd., A Shares	32,100	708,668
Inmyshow Digital Technology Group Co., Ltd., A Shares	260,800	360,560
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares *	3,773,500	2,199,064
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., A Shares	720,500	648,807
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., A Shares	1,843,400	711,418
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	558,200	2,942,403
Innovent Biologics, Inc. *	1,703,645	13,734,568
Inspur Electronic Information Industry Co., Ltd., A Shares	123,628	574,644
Intco Medical Technology Co., Ltd., A Shares	28,850	456,851
iQIYI, Inc. ADR *	413,168	3,743,302
JA Solar Technology Co., Ltd., A Shares	149,700	1,805,124
Jafron Biomedical Co., Ltd., A Shares	67,450	512,043
Jason Furniture Hangzhou Co., Ltd., A Shares	47,300	504,450
JCET Group Co., Ltd., A Shares	159,900	846,340
JD Health International, Inc. *	258,518	2,403,242
JD.com, Inc. ADR *	823,999	64,733,361
Jiangsu Eastern Shenghong Co., Ltd., A Shares	322,700	1,619,502
Jiangsu Expressway Co., Ltd., A Shares	368,400	492,190
Jiangsu Expressway Co., Ltd., H Shares	1,368,965	1,420,477
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	110,784	1,630,853
Jiangsu Hengrui Medicine Co., Ltd., A Shares	582,160	4,078,368
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	737,239
Jiangsu Linyang Energy Co., Ltd., A Shares	391,200	692,422
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	112,600	2,923,900
Jiangsu Yangnong Chemical Co., Ltd., A Shares	33,700	627,305
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	116,300	590,152
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	444,443	321,002
Jiangsu Zhongtian Technology Co., Ltd., A Shares	315,400	397,427
Jiangxi Copper Co., Ltd., H Shares	1,888,277	3,840,967
Jiangxi Zhengbang Technology Co., Ltd., A Shares	348,500	461,822
Jiayuan International Group Ltd.	1,726,157	685,815
Jilin Aodong Pharmaceutical Group Co., Ltd., A Shares	258,100	636,049
Jinduicheng Molybdenum Co., Ltd., A Shares	619,500	932,323
Jinke Properties Group Co., Ltd., A Shares	488,004	363,053
Jinxin Fertility Group Ltd. *	1,886,741	2,998,466
JiuGui Liquor Co., Ltd., A Shares	31,000	1,006,491
Security	Number of Shares	Value ($)
Jizhong Energy Resources Co., Ltd., A Shares	622,400	484,260
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	224,300	383,799
Jointown Pharmaceutical Group Co., Ltd., A Shares	147,900	346,827
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,800	367,009
Joyoung Co., Ltd., A Shares	77,400	252,402
JOYY, Inc. ADR	68,788	4,354,280
Juneyao Airlines Co., Ltd., A Shares	148,300	325,929
Kaishan Group Co., Ltd., A Shares	233,800	556,960
KE Holdings, Inc. ADR *	300,659	5,438,921
Kingboard Holdings Ltd.	961,723	4,729,876
Kingboard Laminates Holdings Ltd.	1,357,612	2,670,764
Kingdee International Software Group Co., Ltd. *	3,326,737	12,105,236
Kingfa Sci & Tech Co., Ltd., A Shares	242,400	609,006
Kingsoft Cloud Holdings Ltd., ADR *(b)	119,950	3,861,190
Kingsoft Corp., Ltd.	1,117,072	4,474,119
Kuaishou Technology *	345,929	3,758,478
Kuang-Chi Technologies Co., Ltd., A Shares *	214,000	757,889
Kunlun Energy Co., Ltd.	3,925,327	4,158,832
Kunlun Tech Co., Ltd., A Shares	87,700	228,765
Kweichow Moutai Co., Ltd., A Shares	114,700	27,697,241
KWG Group Holdings Ltd.	1,705,026	1,797,683
KWG Living Group Holdings Ltd.	1,067,474	892,152
Lao Feng Xiang Co., Ltd., A Shares	127,329	917,274
Laobaixing Pharmacy Chain JSC, A Shares	37,100	293,258
LB Group Co., Ltd., A Shares	215,000	1,249,612
Legend Holdings Corp., H Shares	687,483	1,108,480
Lens Technology Co., Ltd., A Shares	475,000	1,737,446
Lepu Medical Technology Beijing Co., Ltd., A Shares	157,400	629,893
Li Auto, Inc., ADR *	629,778	19,434,949
Li Ning Co., Ltd.	2,808,631	37,738,039
Lianhe Chemical Technology Co., Ltd., A Shares	80,400	283,493
Liaoning Cheng Da Co., Ltd., A Shares	146,400	551,383
Liaoning Port Co., Ltd., A Shares	1,256,200	330,989
Livzon Pharmaceutical Group, Inc., A Shares	109,500	669,186
Livzon Pharmaceutical Group, Inc., H Shares	126,375	467,162
Logan Group Co., Ltd.	1,314,288	1,568,220
Longfor Group Holdings Ltd.	2,423,534	10,501,404
LONGi Green Energy Technology Co., Ltd., A Shares	494,520	6,856,751
Lufax Holding Ltd. *	715,198	6,200,767
Luxi Chemical Group Co., Ltd., A Shares	146,700	526,592
Luxshare Precision Industry Co., Ltd., A Shares	639,717	3,357,225
Luye Pharma Group Ltd. *	2,473,334	1,319,773
Luzhou Laojiao Co., Ltd., A Shares	135,600	3,572,846
Maanshan Iron & Steel Co., Ltd., A Shares	1,171,900	1,111,598
Mango Excellent Media Co., Ltd., A Shares	160,070	1,136,269
Maxscend Microelectronics Co., Ltd., A Shares	28,280	1,661,209
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	400,700	439,702
Meituan, B Shares *	5,075,317	162,491,586
Metallurgical Corp. of China Ltd., A Shares	1,584,900	1,230,680

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Metallurgical Corp. of China Ltd., H Shares	3,530,972	1,407,422
Ming Yuan Cloud Group Holdings Ltd. *	761,374	2,643,201
MINISO Group Holding Ltd. ADR	90,659	1,225,710
Montage Technology Co., Ltd., A Shares	108,000	1,060,415
Montnets Rongxin Technology Group Co., Ltd., A Shares *	191,200	627,949
Muyuan Foods Co., Ltd., A Shares	462,486	3,032,824
Nanjing Hanrui Cobalt Co., Ltd., A Shares	32,500	479,491
Nanjing Iron & Steel Co., Ltd., A Shares	502,900	335,163
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., A Shares	69,654	310,593
Nanjing Securities Co., Ltd., A Shares	365,200	593,761
NARI Technology Co., Ltd., A Shares	578,320	3,138,094
NAURA Technology Group Co., Ltd., A Shares	44,800	2,470,874
NavInfo Co., Ltd., A Shares *	284,000	489,033
NetEase, Inc. ADR	382,342	37,247,758
New China Life Insurance Co., Ltd., A Shares	174,000	1,095,456
New China Life Insurance Co., Ltd., H Shares	1,281,029	3,771,923
New Hope Liuhe Co., Ltd., A Shares *	400,700	679,426
New Oriental Education & Technology Group, Inc. ADR *	1,947,979	4,402,433
Nine Dragons Paper Holdings Ltd.	2,141,639	2,929,923
Ningbo Joyson Electronic Corp., A Shares	130,600	406,455
Ningbo Tuopu Group Co., Ltd., A Shares	111,700	620,652
Ningbo Zhoushan Port Co., Ltd., A Shares	757,300	447,197
Ningxia Baofeng Energy Group Co., Ltd., A Shares	265,500	660,869
NIO, Inc. ADR *	1,691,501	66,492,904
North Huajin Chemical Industries Co., Ltd., A Shares	309,000	368,769
Northeast Securities Co., Ltd., A Shares	317,900	420,779
NSFOCUS Technologies Group Co., Ltd., A Shares	125,400	427,588
Offcn Education Technology Co., Ltd., A Shares *	209,200	340,777
Offshore Oil Engineering Co., Ltd., A Shares	462,100	325,160
OneConnect Financial Technology Co., Ltd. *	160,688	755,234
Oppein Home Group, Inc., A Shares	19,340	463,117
Orient Securities Co., Ltd., A Shares	643,100	1,492,128
Orient Securities Co., Ltd., H Shares	968,425	952,568
Ourpalm Co., Ltd., A Shares *	554,900	304,455
Ovctek China, Inc., A Shares	76,280	789,756
Perfect World Co., Ltd., A Shares	130,950	272,373
PetroChina Co., Ltd., H Shares	27,185,022	11,919,346
Pharmaron Beijing Co., Ltd., A Shares	22,400	668,320
Pharmaron Beijing Co., Ltd., H Shares	171,732	3,811,188
PICC Property & Casualty Co., Ltd., H Shares	8,888,264	8,034,163
Pinduoduo, Inc. ADR *	484,800	48,489,696
Ping An Bank Co., Ltd., A Shares	1,758,000	4,850,031
Ping An Healthcare & Technology Co., Ltd. *	513,408	3,789,159
Ping An Insurance Group Co. of China Ltd., A Shares	1,077,400	8,332,650
Ping An Insurance Group Co. of China Ltd., H Shares	7,726,464	60,004,812
Poly Developments & Holdings Group Co., Ltd., A Shares	1,088,000	1,920,694
Security	Number of Shares	Value ($)
Poly Property Services Co., Ltd., H Shares	194,904	1,191,625
Pop Mart International Group Ltd. *	202,688	1,531,102
Postal Savings Bank of China Co., Ltd., H Shares	12,290,193	8,865,228
Power Construction Corp. of China Ltd., A Shares	1,257,800	1,210,623
Proya Cosmetics Co., Ltd., A Shares	13,700	333,773
Qingdao TGOOD Electric Co., Ltd., A Shares	113,900	573,207
Raytron Technology Co., Ltd., A Shares	45,400	875,491
Red Star Macalline Group Corp., Ltd., H Shares *	1,115,988	680,152
Remegen Co., Ltd., H Shares *	121,804	1,573,968
RiseSun Real Estate Development Co., Ltd., A Shares	421,200	310,090
RLX Technology, Inc. ADR *(b)	179,733	923,828
Rongsheng Petrochemical Co., Ltd., A Shares	265,800	768,727
SAIC Motor Corp., Ltd., A Shares	914,000	2,736,900
Sanan Optoelectronics Co., Ltd., A Shares	420,500	2,366,453
Sangfor Technologies, Inc., A Shares	11,600	489,746
Sany Heavy Industry Co., Ltd., A Shares	770,600	3,132,802
SDIC Capital Co., Ltd., A Shares	375,760	543,373
SDIC Power Holdings Co., Ltd., A Shares	655,600	920,604
Sealand Securities Co., Ltd., A Shares	440,000	282,331
Seazen Group Ltd. *	2,694,597	2,390,624
Seazen Holdings Co., Ltd., A Shares	197,100	1,026,741
SF Holding Co., Ltd., A Shares	228,000	2,036,169
SG Micro Corp., A Shares	23,025	1,141,971
Shaanxi Coal Industry Co., Ltd., A Shares	715,800	1,521,020
Shandong Chenming Paper Holdings Ltd., A Shares	634,250	772,660
Shandong Chenming Paper Holdings Ltd., H Shares	628,762	358,953
Shandong Denghai Seeds Co., Ltd., A Shares	187,400	538,209
Shandong Gold Mining Co., Ltd., A Shares	364,004	1,015,510
Shandong Gold Mining Co., Ltd., H Shares	832,377	1,346,384
Shandong Hi-speed Co., Ltd., A Shares	638,700	556,338
Shandong Himile Mechanical Science & Technology Co., Ltd., A Shares	93,500	382,434
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	191,360	1,080,182
Shandong Linglong Tyre Co., Ltd., A Shares	86,400	400,665
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,239,900	1,108,838
Shandong Sinocera Functional Material Co., Ltd., A Shares	55,800	395,754
Shandong Sun Paper Industry JSC Ltd., A Shares	183,200	349,250
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,985,162	4,912,994
Shanghai Bailian Group Co., Ltd., A Shares	242,500	519,428
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	65,520	727,808
Shanghai Baosight Software Co., Ltd., A Shares	237,769	2,590,694
Shanghai Construction Group Co., Ltd., A Shares	762,800	327,489

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Shanghai Electric Group Co., Ltd., A Shares	1,015,600	769,728
Shanghai Electric Group Co., Ltd., H Shares	3,354,847	953,308
Shanghai Environment Group Co., Ltd., A Shares	116,300	211,799
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	155,000	1,520,691
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	727,205	4,665,796
Shanghai Huayi Group Co., Ltd., B Shares	715,388	550,133
Shanghai Industrial Holdings Ltd.	654,027	1,017,535
Shanghai International Airport Co., Ltd., A Shares *	166,800	1,118,635
Shanghai International Port Group Co., Ltd., A Shares	1,036,700	898,195
Shanghai Jahwa United Co., Ltd., A Shares	72,600	535,836
Shanghai Jinjiang International Hotels Co., Ltd., A Shares	150,275	1,065,108
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	310,036	579,516
Shanghai Junshi Biosciences Co., Ltd., A Shares *	65,230	566,365
Shanghai Junshi Biosciences Co., Ltd., H Shares *	167,095	945,332
Shanghai Lingang Holdings Corp., Ltd., A Shares	155,160	370,585
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	511,100	904,644
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	466,430	419,321
Shanghai M&G Stationery, Inc., A Shares	39,500	421,876
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	244,470	591,472
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	164,900	490,713
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,107,975	2,199,610
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,622,900	3,679,052
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	68,240	1,618,214
Shanghai RAAS Blood Products Co., Ltd., A Shares	559,600	601,926
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	192,100	398,372
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	382,200	603,630
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	1,242,083	329,152
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	342,200	843,301
Shanxi Securities Co., Ltd., A Shares	315,200	319,988
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	108,500	4,666,913
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	386,400	690,513
Shenergy Co., Ltd., A Shares	521,500	526,188
Shenghe Resources Holding Co., Ltd., A Shares	167,100	724,911
Shengyi Technology Co., Ltd., A Shares	235,700	858,486
Shenwan Hongyuan Group Co., Ltd., A Shares	1,985,200	1,446,131
Security	Number of Shares	Value ($)
Shenwan Hongyuan Group Co., Ltd., H Shares	2,442,539	593,570
Shenzhen Capchem Technology Co., Ltd., A Shares	42,400	722,679
Shenzhen Energy Group Co., Ltd., A Shares	533,900	647,929
Shenzhen Expressway Co., Ltd., H Shares	1,196,893	1,148,054
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., H Shares	373,365	439,261
Shenzhen Huaqiang Industry Co., Ltd., A Shares	187,500	437,946
Shenzhen Inovance Technology Co., Ltd., A Shares	234,600	2,582,345
Shenzhen International Holdings Ltd.	1,199,206	1,563,508
Shenzhen Investment Ltd.	3,152,073	936,217
Shenzhen Jinjia Group Co., Ltd., A Shares	307,400	500,740
Shenzhen Kaifa Technology Co., Ltd., A Shares	114,100	282,067
Shenzhen Kangtai Biological Products Co., Ltd., A Shares *	59,000	1,107,119
Shenzhen Kingdom Sci-Tech Co., Ltd., A Shares	305,800	585,816
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	81,500	4,143,211
Shenzhen MTC Co., Ltd., A Shares *	462,900	393,881
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	838,600	876,033
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares *	78,200	307,128
Shenzhen SC New Energy Technology Corp., A Shares	33,400	1,066,346
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	309,598
Shenzhen YUTO Packaging Technology Co., Ltd., A Shares	92,200	378,689
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., A Shares	816,100	767,782
Shenzhou International Group Holdings Ltd.	985,051	21,480,922
Shimao Group Holdings Ltd.	1,811,168	3,744,666
Shimao Services Holdings Ltd.	1,055,320	2,461,443
Shougang Fushan Resources Group Ltd.	4,804,334	1,544,335
Sichuan Chuantou Energy Co., Ltd., A Shares	420,500	741,675
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	163,200	460,360
Sichuan Road & Bridge Co., Ltd., A Shares	459,200	536,635
Sichuan Swellfun Co., Ltd., A Shares	40,400	728,352
Sino Biopharmaceutical Ltd.	12,683,150	10,616,380
Sino-Ocean Group Holding Ltd.	4,377,509	900,566
Sinolink Securities Co., Ltd., A Shares	320,100	545,242
Sinoma Science & Technology Co., Ltd., A Shares	148,700	687,495
Sinopec Engineering Group Co., Ltd., H Shares	2,060,887	1,094,391
Sinopec Oilfield Service Corp., A Shares *	1,705,950	571,118
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,239,700	651,361
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,150,858	680,623
Sinopharm Group Co., Ltd., H Shares	1,619,630	4,160,827
Sinotrans Ltd., H Shares	3,348,238	1,364,721
Sinotruk Hong Kong Ltd.	869,139	1,712,050

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Skshu Paint Co., Ltd., A Shares	34,020	768,245
Smoore International Holdings Ltd.	2,277,530	12,196,844
SOHO China Ltd. *	2,803,807	1,153,630
Songcheng Performance Development Co., Ltd., A Shares	239,900	568,145
SooChow Securities Co., Ltd., A Shares	401,950	589,344
Southwest Securities Co., Ltd., A Shares	749,200	595,691
Spring Airlines Co., Ltd., A Shares *	66,100	544,823
STO Express Co., Ltd., A Shares *	483,400	513,219
Sunac China Holdings Ltd.	3,238,543	8,286,499
Sunac Services Holdings Ltd.	732,448	1,907,086
Sungrow Power Supply Co., Ltd., A Shares	130,200	3,173,877
Suning Universal Co., Ltd., A Shares *	481,640	382,207
Suning.com Co., Ltd., A Shares *	855,300	699,936
Sunny Optical Technology Group Co., Ltd.	853,337	25,806,330
Sunwoda Electronic Co., Ltd., A Shares	161,900	986,406
Suzhou Dongshan Precision Manufacturing Co., Ltd., A Shares	146,200	434,838
Suzhou Maxwell Technologies Co., Ltd., A Shares	10,180	1,226,302
TAL Education Group ADR *	576,469	3,066,815
Tangshan Jidong Cement Co., Ltd., A Shares	389,900	767,472
TangShan Port Group Co., Ltd., A Shares	1,818,400	696,133
Tangshan Sanyou Chemical Industries Co., Ltd., A Shares	223,400	499,638
TBEA Co., Ltd., A Shares	352,649	1,340,744
TCL Corp., A Shares	1,407,400	1,555,295
Tencent Holdings Ltd.	7,825,656	484,188,788
Tencent Music Entertainment Group ADR *	772,510	6,828,988
The People's Insurance Co. Group of China Ltd., H Shares	10,845,882	3,346,913
Thunder Software Technology Co., Ltd., A Shares	41,400	760,690
Tianfeng Securities Co., Ltd., A Shares *	801,300	537,760
Tianjin Capital Environmental Protection Group Co., Ltd., A Shares	401,900	386,203
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	287,200	2,403,720
Tianma Microelectronics Co., Ltd., A Shares	268,600	589,072
Tianshui Huatian Technology Co., Ltd., A Shares	252,400	498,776
Times China Holdings Ltd.	969,979	1,002,736
Tongcheng-Elong Holdings Ltd. *	1,154,880	2,687,719
TongFu Microelectronics Co., Ltd., A Shares	131,200	418,490
Tonghua Dongbao Pharmaceutical Co., Ltd., A Shares	209,400	340,129
Tongkun Group Co., Ltd., A Shares	224,000	829,758
Tongling Nonferrous Metals Group Co., Ltd., A Shares	821,600	541,197
Tongwei Co., Ltd., A Shares	405,500	3,833,772
Topchoice Medical Corp., A Shares *	28,300	1,030,809
Topsports International Holdings Ltd.	2,276,188	3,008,636
TravelSky Technology Ltd., H Shares	1,275,891	2,391,880
Trip.com Group Ltd. ADR *	696,393	21,233,023
Tsingtao Brewery Co., Ltd., A Shares	74,000	990,031
Tsingtao Brewery Co., Ltd., H Shares	637,310	5,219,856
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	55,600	1,927,731
Unisplendour Corp., Ltd., A Shares	148,520	546,706
Valiant Co., Ltd., A Shares	200,700	635,509
Vipshop Holdings Ltd. ADR *	571,571	8,453,535
Security	Number of Shares	Value ($)
Walvax Biotechnology Co., Ltd., A Shares	132,000	1,589,647
Wangsu Science & Technology Co., Ltd., A Shares	748,800	687,058
Wanhua Chemical Group Co., Ltd., A Shares	288,200	4,766,110
Weibo Corp. ADR *	74,929	3,785,413
Weichai Power Co., Ltd., A Shares	550,200	1,711,487
Weichai Power Co., Ltd., H Shares	2,528,842	6,379,535
Weifu High-Technology Group Co., Ltd., A Shares	173,100	621,357
Weihai Guangwei Composites Co., Ltd., A Shares	45,700	517,348
Wens Foodstuffs Group Co., Ltd., A Shares	180,320	362,764
Western Securities Co., Ltd., A Shares	357,800	451,964
Western Superconducting Technologies Co., Ltd., A Shares	45,200	646,755
Will Semiconductor Co., Ltd ., A Shares	54,700	2,052,437
Wingtech Technology Co., Ltd., A Shares	113,400	2,097,689
Winning Health Technology Group Co., Ltd., A Shares	216,800	477,148
Wuchan Zhongda Group Co., Ltd., A Shares	413,200	389,376
Wuhan Guide Infrared Co., Ltd., A Shares	203,840	865,657
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., A Shares	117,200	309,712
Wuliangye Yibin Co., Ltd., A Shares	359,500	11,237,997
WUS Printed Circuit Kunshan Co., Ltd., A Shares	154,330	267,662
WuXi AppTec Co., Ltd., A Shares	90,251	1,857,615
WuXi AppTec Co., Ltd., H Shares	409,701	8,165,205
Wuxi Biologics Cayman, Inc. *	4,278,461	66,234,219
Wuxi Lead Intelligent Equipment Co., Ltd., A Shares	84,780	980,252
XCMG Construction Machinery Co., Ltd., A Shares	779,200	787,412
Xiamen C & D, Inc., A Shares	321,300	387,432
Xiamen ITG Group Corp., Ltd., A Shares	674,800	909,913
Xiamen Meiya Pico Information Co., Ltd., A Shares	220,500	646,599
Xiamen Tungsten Co., Ltd., A Shares	154,700	736,815
Xiaomi Corp., B Shares *	17,264,396	55,495,754
Xinfengming Group Co., Ltd., A Shares	120,100	341,760
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	710,892	498,160
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	582,900	1,318,120
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	612,559	1,170,402
Xinjiang Zhongtai Chemical Co., Ltd., A Shares	241,900	505,021
Xinyangfeng Agricultural Technology Co., Ltd., A Shares	153,600	509,461
Xinyi Solar Holdings Ltd.	5,589,569	13,511,530
XPeng, Inc. ADR *	678,139	28,820,907
Xuji Electric Co., Ltd., A Shares	324,300	1,005,270
Yadea Group Holdings Ltd.	1,308,905	2,325,865
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares	358,378	510,563
Yangzijiang Shipbuilding Holdings Ltd.	2,742,094	3,343,271
Yanlord Land Group Ltd.	846,935	749,277
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	169,383	814,362
Yantai Eddie Precision Machinery Co., Ltd., A Shares	86,520	510,243

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	101,900	582,150
Yanzhou Coal Mining Co., Ltd., A Shares	296,500	1,173,225
Yanzhou Coal Mining Co., Ltd., H Shares	2,277,957	3,977,532
Yatsen Holding Ltd. ADR *	89,068	451,575
Yealink Network Technology Corp., Ltd., A Shares	74,950	999,024
Yifan Pharmaceutical Co., Ltd., A Shares	124,700	299,574
Yifeng Pharmacy Chain Co., Ltd., A Shares	67,860	545,236
Yihai International Holding Ltd. *	612,870	3,309,680
Yihai Kerry Arawana Holdings Co., Ltd., A Shares	122,900	1,287,478
Yintai Gold Co., Ltd., A Shares	275,600	378,459
Yonghui Superstores Co., Ltd., A Shares	910,800	537,841
Yonyou Network Technology Co., Ltd., A Shares	304,240	1,579,671
Yotrio Group Co., Ltd., A Shares	928,900	534,132
Youngor Group Co., Ltd., A Shares	438,700	439,244
YTO Express Group Co., Ltd., A Shares	243,300	355,975
Yuan Longping High-tech Agriculture Co., Ltd., A Shares *	148,200	477,998
Yuexiu Property Co., Ltd.	1,610,697	1,509,766
Yunnan Aluminium Co., Ltd., A Shares *	322,100	876,639
Yunnan Baiyao Group Co., Ltd., A Shares	103,600	1,424,099
Yunnan Copper Co., Ltd., A Shares	204,300	503,467
Yunnan Energy New Material Co., Ltd., A Shares	72,200	3,160,149
Yunnan Tin Co., Ltd., A Shares *	179,200	677,694
Zai Lab Ltd. ADR *	75,415	10,897,467
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	53,800	2,893,876
Zhaojin Mining Industry Co., Ltd., H Shares	1,554,366	1,271,097
Zhefu Holding Group Co., Ltd., A Shares	500,700	516,842
Zhejiang Century Huatong Group Co., Ltd., A Shares *	710,400	688,159
Zhejiang China Commodities City Group Co., Ltd., A Shares	620,900	434,014
Zhejiang Chint Electrics Co., Ltd., A Shares	110,200	1,075,184
Zhejiang Crystal-Optech Co., Ltd., A Shares	291,400	610,170
Zhejiang Dahua Technology Co., Ltd., A Shares	303,700	1,083,567
Zhejiang Expressway Co., Ltd., H Shares	2,004,014	1,757,331
Zhejiang Hailiang Co., Ltd., A Shares	293,800	528,676
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	347,799
Zhejiang Huayou Cobalt Co., Ltd., A Shares	111,500	2,423,034
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., A Shares	110,900	1,335,028
Zhejiang Juhua Co., Ltd., A Shares	318,100	837,650
Zhejiang Longsheng Group Co., Ltd., A Shares	325,400	682,372
Zhejiang Medicine Co., Ltd., A Shares	226,100	565,600
Zhejiang NHU Co., Ltd., A Shares	231,240	1,031,118
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	349,620	1,368,243
Zhejiang Satellite Petrochemical Co., Ltd., A Shares	164,360	1,067,627
Zhejiang Supor Co., Ltd., A Shares	46,200	349,364
Zhejiang Wanfeng Auto Wheel Co., Ltd., A Shares	693,400	574,967
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	155,300	475,624
Security	Number of Shares	Value ($)
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., A Shares	54,100	429,563
Zhengzhou Coal Mining Machinery Group Co., Ltd., A Shares	162,400	329,230
Zhengzhou Yutong Bus Co., Ltd., A Shares	240,400	458,295
Zheshang Securities Co., Ltd., A Shares *	330,600	635,375
ZhongAn Online P&C Insurance Co., Ltd., H Shares *	472,257	2,301,367
Zhongji Innolight Co., Ltd., A Shares	65,400	359,031
Zhongjin Gold Corp., Ltd., A Shares	513,400	695,461
Zhongsheng Group Holdings Ltd.	816,703	6,825,679
Zhongtai Securities Co., Ltd., A Shares	240,800	366,873
Zhuzhou CRRC Times Electric Co., Ltd., H Shares *	663,058	3,994,197
Zhuzhou Kibing Group Co., Ltd., A Shares	203,000	858,314
Zijin Mining Group Co., Ltd., A Shares	1,954,300	3,365,200
Zijin Mining Group Co., Ltd., H Shares	7,374,021	10,505,397
Zoomlion Heavy Industry Science & Technology Co., Ltd., A Shares	561,700	686,019
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	2,180,123	2,077,149
ZTE Corp., A Shares	479,100	2,465,301
ZTE Corp., H Shares	806,686	2,836,810
ZTO Express Cayman, Inc. ADR	167,468	4,724,272
		3,558,448,740

Colombia 0.2%
Bancolombia S.A.	362,562	2,993,494
Bancolombia S.A. ADR	149,659	4,976,162
Cementos Argos S.A.	661,022	1,036,389
Corp. Financiera Colombiana S.A. *	172,616	1,310,069
Ecopetrol S.A. ADR	314,097	4,384,794
Grupo Argos S.A.	361,917	1,052,158
Grupo de Inversiones Suramericana S.A.	325,291	1,659,694
Interconexion Electrica S.A. ESP	572,600	3,454,077
		20,866,837

Czech Republic 0.1%
CEZ A/S	216,540	6,824,363
Komercni Banka A/S *	98,283	3,777,639
Moneta Money Bank A/S *	573,513	2,325,582
O2 Czech Republic A/S	64,124	780,362
		13,707,946

Egypt 0.1%
Commercial International Bank Egypt SAE GDR *	2,507,577	7,284,511

Greece 0.3%
Alpha Services and Holdings S.A. *	2,704,562	3,752,900
Eurobank Ergasias Services & Holdings S.A., A Shares *	3,278,794	3,123,453
FF Group *(a)	50,437	—
Hellenic Petroleum S.A.	82,937	592,313
Hellenic Telecommunications Organization S.A.	294,214	5,787,833
JUMBO S.A.	147,919	2,322,325
Motor Oil Hellas Corinth Refineries S.A. *	71,558	1,182,588
Mytilineos S.A.	137,563	2,581,940
National Bank of Greece S.A. *	719,655	2,176,461
OPAP S.A.	269,533	4,225,299

79
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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Public Power Corp. S.A. *	154,195	1,825,655
Terna Energy S.A.	68,014	973,079
		28,543,846

Hong Kong 0.0%
China Huishan Dairy Holdings Co., Ltd. *(a)	3,872,695	—

Hungary 0.3%
Magyar Telekom Telecommunications plc	498,472	726,342
MOL Hungarian Oil & Gas plc	499,146	4,090,565
OTP Bank Nyrt *	298,274	18,000,172
Richter Gedeon Nyrt	192,545	5,767,519
		28,584,598

India 14.3%
3M India Ltd. *	3,753	1,253,859
ABB India Ltd.	68,659	1,782,835
ACC Ltd.	113,125	3,739,249
Adani Enterprises Ltd.	339,175	7,375,602
Adani Green Energy Ltd. *	506,080	7,405,685
Adani Ports & Special Economic Zone Ltd.	991,499	10,162,500
Adani Power Ltd. *	1,199,005	1,617,669
Adani Total Gas Ltd.	359,760	7,157,503
Aditya Birla Capital Ltd. *	586,803	866,852
Alkem Laboratories Ltd.	34,279	1,821,108
Ambuja Cements Ltd.	934,577	5,389,907
Apollo Hospitals Enterprise Ltd.	127,742	8,695,275
Ashok Leyland Ltd.	1,831,831	3,079,920
Asian Paints Ltd.	588,702	25,814,350
Astral Ltd.	115,047	3,216,415
AU Small Finance Bank Ltd. *	203,194	3,147,096
Aurobindo Pharma Ltd.	364,982	3,635,947
Avenue Supermarts Ltd. *	194,168	10,518,037
Axis Bank Ltd. *	2,961,068	31,899,188
Bajaj Auto Ltd.	90,583	4,625,276
Bajaj Finance Ltd.	306,100	31,548,121
Bajaj Finserv Ltd.	50,039	11,753,673
Bajaj Holdings & Investment Ltd.	34,927	2,084,282
Balkrishna Industries Ltd.	109,272	3,434,829
Bandhan Bank Ltd.	1,056,755	4,125,263
Bank of Baroda *	1,440,166	1,525,827
Bank of India *	563,313	511,945
Bata India Ltd.	92,581	2,246,824
Bayer CropScience Ltd.	17,847	1,354,864
Berger Paints India Ltd.	310,473	3,490,549
Bharat Electronics Ltd.	1,442,389	3,687,592
Bharat Forge Ltd.	326,617	3,432,258
Bharat Heavy Electricals Ltd. *	1,624,265	1,169,128
Bharat Petroleum Corp., Ltd.	1,283,938	8,294,618
Bharti Airtel Ltd. *	2,986,429	27,163,486
Bharti Infratel Ltd.	1,618,335	4,773,598
Biocon Ltd. *	577,740	2,839,736
Bosch Ltd.	11,392	2,162,572
Britannia Industries Ltd.	157,500	8,623,857
Cadila Healthcare Ltd.	323,824	2,457,927
Canara Bank *	468,203	1,020,321
Castrol India Ltd.	673,429	1,236,030
Cholamandalam Investment & Finance Co., Ltd.	513,915	3,900,073
Cipla Ltd.	670,083	8,699,170
Coal India Ltd.	2,491,657	4,977,683
Colgate-Palmolive (India) Ltd.	179,094	4,153,818
Container Corp. Of India Ltd.	363,979	3,387,898
Security	Number of Shares	Value ($)
Coromandel International Ltd.	147,553	1,602,503
Cummins India Ltd.	179,880	2,461,762
Dabur India Ltd.	712,474	6,065,166
Dalmia Bharat Ltd. *	58,044	1,748,933
Divi's Laboratories Ltd.	165,756	11,746,125
DLF Ltd.	804,129	3,530,645
Dr. Reddy's Laboratories Ltd.	158,081	10,185,542
Eicher Motors Ltd.	179,202	6,576,406
Emami Ltd.	267,825	2,190,804
Embassy Office Parks REIT	611,400	2,994,715
Exide Industries Ltd.	586,150	1,293,813
Federal Bank Ltd.	1,996,175	2,221,542
GAIL India Ltd.	2,261,865	4,527,912
Gillette India Ltd.	12,281	978,973
GlaxoSmithKline Pharmaceuticals Ltd.	65,180	1,363,908
Glenmark Pharmaceuticals Ltd.	200,437	1,455,902
GMR Infrastructure Ltd. *	3,037,608	1,208,677
Godrej Consumer Products Ltd. *	478,878	7,210,637
Godrej Industries Ltd. *	119,259	912,809
Godrej Properties Ltd. *	113,630	2,317,503
Grasim Industries Ltd.	494,075	10,153,890
Gujarat Gas Ltd.	263,791	2,611,624
Havells India Ltd.	317,988	5,524,801
HCL Technologies Ltd.	1,419,586	22,989,097
HDFC Asset Management Co., Ltd.	83,903	3,533,103
HDFC Life Insurance Co., Ltd.	987,172	9,705,067
Hero MotoCorp Ltd.	167,683	6,297,458
Hindalco Industries Ltd.	1,815,824	11,647,439
Hindustan Aeronautics Ltd.	43,192	813,938
Hindustan Petroleum Corp., Ltd.	914,105	3,338,019
Hindustan Unilever Ltd.	1,155,069	43,098,633
Hindustan Zinc Ltd.	309,640	1,364,609
Honeywell Automation India Ltd.	3,048	1,653,470
Housing Development Finance Corp., Ltd.	2,276,272	87,253,326
ICICI Bank Ltd.	2,019,536	19,890,386
ICICI Lombard General Insurance Co., Ltd.	264,873	5,785,248
ICICI Prudential Life Insurance Co., Ltd.	475,246	4,290,445
IDFC First Bank Ltd. *	3,986,860	2,345,453
Indiabulls Housing Finance Ltd.	469,275	1,439,819
Indian Oil Corp., Ltd.	3,576,216	5,429,902
Indian Railway Catering & Tourism Corp., Ltd.	70,556	2,659,591
Indian Railway Finance Corp., Ltd.	2,515,845	790,859
Indraprastha Gas Ltd.	458,437	3,427,563
Info Edge India Ltd.	101,712	8,613,077
Infosys Ltd.	4,693,166	109,696,307
InterGlobe Aviation Ltd. *	128,544	3,352,629
Ipca Laboratories Ltd.	92,212	3,252,728
ITC Ltd.	3,910,486	11,317,819
Jindal Steel & Power Ltd. *	499,415	2,578,564
JSW Energy Ltd.	562,200	2,037,958
JSW Steel Ltd.	1,312,639	12,362,710
Jubilant Foodworks Ltd.	95,387	5,219,615
Kansai Nerolac Paints Ltd.	175,400	1,488,464
L&T Finance Holdings Ltd. *	1,080,837	1,233,212
Larsen & Toubro Infotech Ltd.	58,241	4,237,954
Larsen & Toubro Ltd.	899,690	20,606,946
LIC Housing Finance Ltd.	394,128	2,171,530
Lupin Ltd.	317,721	4,168,463
Mahindra & Mahindra Financial Services Ltd.	803,500	1,762,566
Mahindra & Mahindra Ltd.	1,203,541	13,077,685
Mangalore Refinery & Petrochemicals Ltd. *	284,373	167,295
Marico Ltd.	678,946	5,063,208

80
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See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Maruti Suzuki India Ltd.	171,873	16,116,971
Mindtree Ltd.	59,154	2,938,963
Motherson Sumi Systems Ltd. *	1,593,136	4,770,188
Mphasis Ltd. *	120,304	4,775,578
MRF Ltd.	3,461	3,780,292
Muthoot Finance Ltd.	130,222	2,700,491
Nestle India Ltd.	46,951	12,519,677
NHPC Ltd.	2,910,128	1,074,245
Nippon Life India Asset Management Ltd.	199,442	1,158,557
NMDC Ltd.	1,163,938	2,455,976
NTPC Ltd.	5,702,724	9,057,026
Oberoi Realty Ltd. *	141,398	1,362,704
Oil & Natural Gas Corp., Ltd.	3,894,063	6,429,878
Oil India Ltd.	395,442	985,795
Oracle Financial Services Software Ltd.	29,705	1,912,134
Page Industries Ltd.	4,422	1,907,873
Petronet LNG Ltd.	1,002,733	3,126,008
PI Industries Ltd.	93,509	4,347,081
Pidilite Industries Ltd.	193,524	6,044,618
Piramal Enterprises Ltd.	157,171	5,611,612
Power Finance Corp., Ltd.	1,471,535	2,601,124
Power Grid Corp. of India Ltd.	4,072,704	9,781,853
Punjab National Bank *	1,469,782	737,835
Rajesh Exports Ltd.	187,259	1,503,433
RBL Bank Ltd. *	567,779	1,287,093
REC Ltd.	1,163,627	2,417,864
Reliance Industries Ltd.	4,082,003	126,257,920
Reliance Industries Ltd., Partly P	173,751	3,849,022
SBI Cards & Payment Services Ltd. *	302,324	4,723,017
SBI Life Insurance Co., Ltd.	547,019	8,931,603
Shree Cement Ltd.	17,631	6,831,407
Shriram Transport Finance Co., Ltd.	248,448	4,603,303
Siemens Ltd.	111,613	3,474,018
SRF Ltd.	36,677	5,093,937
State Bank of India	2,304,607	13,448,999
Steel Authority of India Ltd.	1,236,290	2,059,143
Sun Pharmaceutical Industries Ltd.	1,424,853	15,497,100
Sun TV Network Ltd.	134,647	889,962
Tata Communications Ltd.	150,706	2,929,486
Tata Consultancy Services Ltd.	1,346,130	69,815,484
Tata Consumer Products Ltd.	791,038	9,371,754
Tata Motors Ltd. *	2,481,009	9,763,297
Tata Motors Ltd., A Shares, DVR *	284,629	532,357
Tata Steel Ltd.	1,040,891	20,676,673
Tech Mahindra Ltd.	788,870	15,642,333
The Tata Power Co., Ltd.	2,617,975	4,627,602
Titan Co., Ltd.	542,211	14,271,310
Torrent Pharmaceuticals Ltd.	64,346	2,737,421
Torrent Power Ltd.	276,411	1,822,989
Trent Ltd.	245,167	3,381,278
TVS Motor Co., Ltd.	285,747	2,055,406
UltraTech Cement Ltd.	148,494	15,930,854
Union Bank of India *	714,069	346,239
United Breweries Ltd.	95,117	1,921,687
United Spirits Ltd. *	396,876	3,887,626
UPL Ltd.	700,851	7,115,787
Varun Beverages Ltd.	179,519	2,082,575
Vedanta Ltd.	1,583,338	6,566,925
Vodafone Idea Ltd. *	11,269,511	941,602
Voltas Ltd.	299,452	4,084,639
Whirlpool of India Ltd.	39,284	1,146,222
Wipro Ltd.	1,644,958	14,441,473
Yes Bank Ltd. *(a)	1,687,665	233,620
Zee Entertainment Enterprises Ltd.	1,134,163	2,666,563
		1,364,364,464

Security	Number of Shares	Value ($)
Indonesia 1.3%
Mayora Indah Tbk PT	4,841,093	729,770
PT Adaro Energy Tbk	17,795,742	1,572,139
PT Astra International Tbk	26,232,336	9,610,093
PT Bank Central Asia Tbk	12,745,458	29,266,521
PT Bank Mandiri (Persero) Tbk	24,097,233	10,306,266
PT Bank Negara Indonesia (Persero) Tbk	9,731,490	3,684,490
PT Bank Rakyat Indonesia (Persero) Tbk	68,978,648	19,006,912
PT Barito Pacific Tbk	32,905,452	2,457,094
PT Bukit Asam Tbk	5,089,512	752,944
PT Bumi Serpong Damai Tbk *	11,130,268	749,171
PT Charoen Pokphand Indonesia Tbk	9,400,769	4,218,399
PT Gudang Garam Tbk	621,965	1,442,348
PT Hanjaya Mandala Sampoerna Tbk	11,349,972	795,791
PT Indah Kiat Pulp & Paper Corp. Tbk	3,657,170	2,025,707
PT Indocement Tunggal Prakarsa Tbk	1,846,367	1,456,381
PT Indofood CBP Sukses Makmur Tbk *	2,798,919	1,653,349
PT Indofood Sukses Makmur Tbk *	5,667,548	2,453,785
PT Jasa Marga Persero Tbk *	3,208,702	890,900
PT Kalbe Farma Tbk	25,445,775	2,399,619
PT Media Nusantara Citra Tbk *	7,240,975	444,232
PT Perusahaan Gas Negara Tbk *	12,026,052	872,706
PT Sarana Menara Nusantara Tbk	33,478,046	3,145,352
PT Semen Indonesia (Persero) Tbk	3,794,405	2,460,876
PT Surya Citra Media Tbk *	7,991,456	1,137,434
PT Telekomunikasi Indonesia (Persero) Tbk	60,006,788	14,304,861
PT Tower Bersama Infrastructure Tbk	13,026,997	2,858,861
PT Unilever Indonesia Tbk	7,105,122	2,017,581
PT United Tractors Tbk	1,945,908	2,738,938
PT Vale Indonesia Tbk	2,821,616	1,004,011
PT XL Axiata Tbk	4,969,058	930,229
Smartfren Telecom Tbk PT *	131,090,860	1,231,634
		128,618,394

Kuwait 0.8%
Agility Public Warehousing Co. KSC	1,626,518	5,401,900
Ahli United Bank BSC	8,272,145	7,287,628
Boubyan Bank KSCP *	1,291,841	3,362,738
Boubyan Petrochemicals Co. KSCP	509,855	1,479,732
Burgan Bank SAK	1,002,652	756,656
Gulf Bank KSCP	2,443,197	1,949,359
Humansoft Holding Co. KSC	123,546	1,396,875
Kuwait Finance House KSCP	5,681,138	15,600,465
Mabanee Co. KPSC	786,637	2,018,895
Mobile Telecommunications Co. KSCP	2,814,853	5,717,670
National Bank of Kuwait SAKP	8,958,223	27,875,322
		72,847,240

Malaysia 1.9%
AirAsia Group Berhad *	2,332,300	518,975
Alliance Bank Malaysia Berhad	1,390,880	856,544
AMMB Holdings Berhad *	2,732,372	1,991,601
Astro Malaysia Holdings Berhad	1,871,400	486,195
Axiata Group Berhad	5,925,077	5,900,846
British American Tobacco Malaysia Berhad	229,000	774,535
CIMB Group Holdings Berhad	9,140,094	10,795,733
Dialog Group Berhad	6,151,900	3,936,506
DiGi.com Berhad	4,822,700	5,104,614
Fraser & Neave Holdings Berhad	143,900	965,103
Gamuda Berhad *	2,931,437	2,122,595
Genting Berhad	3,031,800	3,683,086
Genting Malaysia Berhad	3,633,620	2,596,067
HAP Seng Consolidated Berhad	794,734	1,625,027

81
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See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Hartalega Holdings Berhad	1,935,300	3,435,774
Hong Leong Bank Berhad	823,407	3,799,121
Hong Leong Financial Group Berhad	301,100	1,321,160
IHH Healthcare Berhad	3,887,000	5,984,316
IJM Corp. Berhad	4,074,836	1,842,841
IOI Corp. Berhad	4,223,592	4,185,999
IOI Properties Group Berhad	2,330,250	717,517
Kuala Lumpur Kepong Berhad	609,928	3,134,006
Malayan Banking Berhad	7,874,247	15,911,396
Malaysia Airports Holdings Berhad *	1,216,500	1,940,196
Maxis Berhad	3,541,624	3,995,722
MISC Berhad	2,279,400	3,947,962
MR DIY Group M Bhd	1,289,200	1,125,763
Nestle Malaysia Berhad	85,371	2,766,292
Petronas Chemicals Group Berhad	3,671,900	7,331,434
Petronas Dagangan Berhad	505,700	2,428,139
Petronas Gas Berhad	731,036	2,954,391
PPB Group Berhad	864,577	3,851,808
Press Metal Aluminium Holdings Berhad	4,850,064	6,300,300
Public Bank Berhad	20,293,070	20,405,348
QL Resources Berhad	1,389,250	1,858,126
RHB Bank Berhad	2,075,679	2,791,207
Sime Darby Berhad	4,635,800	2,631,823
Sime Darby Plantation Berhad	4,743,708	4,598,784
Sime Darby Property Berhad	4,563,000	675,065
Supermax Corp. Bhd	2,112,200	1,676,752
Telekom Malaysia Berhad	1,427,400	2,098,007
Tenaga Nasional Berhad	5,139,274	12,931,635
Top Glove Corp. Berhad	6,891,700	6,631,417
Westports Holdings Berhad	1,381,200	1,461,939
YTL Corp. Berhad *	5,820,436	945,103
		177,036,770

Mexico 2.3%
Alfa S.A.B. de C.V., A Shares	2,650,109	1,864,644
Alpek S.A.B. de C.V.	473,214	559,181
America Movil S.A.B. de C.V., Series L	39,349,609	38,820,418
Arca Continental S.A.B. de C.V.	583,481	3,766,807
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	850,948	994,496
Becle S.A.B. de C.V.	753,455	1,924,667
Cemex S.A.B. de C.V., Series CPO *	18,991,027	15,636,715
Coca-Cola Femsa S.A.B. de C.V.	699,766	4,060,071
Concentradora Fibra Danhos S.A. de C.V.	327,684	404,546
El Puerto de Liverpool S.A.B. de C.V., Series C1	259,453	1,152,937
Fibra Uno Administracion S.A. de C.V.	3,883,813	4,428,510
Fomento Economico Mexicano S.A.B. de C.V.	2,382,075	20,786,619
GCC S.A.B. de C.V.	226,325	1,829,958
Gruma S.A.B. de C.V., B Shares	269,648	3,086,363
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. *	365,570	2,211,535
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares *	464,551	5,421,751
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares *	258,432	4,648,152
Grupo Bimbo S.A.B. de C.V., Series A	2,935,503	7,444,410
Grupo Carso S.A.B. de C.V., Series A1	571,273	1,946,197
Grupo Elektra S.A.B. de C.V.	84,608	6,756,565
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,760,904	24,881,891
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,719,494	2,609,640
Grupo Lala S.A.B. de C.V.	749,685	644,207
Security	Number of Shares	Value ($)
Grupo Mexico S.A.B. de C.V., Series B	4,105,246	19,164,438
Grupo Televisa S.A.B., Series CPO	3,352,694	8,857,088
Industrias Bachoco S.A.B. de C.V., Series B	236,016	865,060
Industrias Penoles S.A.B. de C.V. *	160,381	2,277,643
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,095,075	1,938,287
Megacable Holdings S.A.B. de C.V., Series CPO	388,548	1,355,880
Orbia Advance Corp. S.A.B. de C.V.	1,310,881	3,750,888
Promotora y Operadora de Infraestructura S.A.B. de C.V.	293,536	2,197,181
Qualitas Controladora S.A.B. de C.V.	223,359	1,061,651
Telesites S.A.B. de C.V. *	1,521,660	1,402,483
Wal-Mart de Mexico S.A.B. de C.V.	6,701,433	23,897,024
		222,647,903

Philippines 0.9%
Aboitiz Power Corp. (a)	1,887,011	1,062,016
Alliance Global Group, Inc. (a)	4,830,891	1,000,164
Ayala Corp. (a)	427,950	6,817,093
Ayala Land, Inc. (a)	10,299,976	6,987,421
Bank of the Philippine Islands (a)	2,403,391	4,021,912
BDO Unibank, Inc. (a)	2,593,610	5,733,391
Bloomberry Resorts Corp. *(a)	4,521,103	537,988
DMCI Holdings, Inc. (a)	4,911,797	622,984
Globe Telecom, Inc. (a)	36,553	1,998,476
GT Capital Holdings, Inc. (a)	128,115	1,391,554
International Container Terminal Services, Inc. (a)	1,443,216	5,400,065
JG Summit Holdings, Inc. (a)	3,866,984	5,051,339
Jollibee Foods Corp. (a)	572,388	2,322,916
LT Group, Inc. (a)	3,191,906	548,559
Manila Electric Co. (a)	335,956	1,905,278
Megaworld Corp. (a)	14,580,761	827,277
Metro Pacific Investments Corp. (a)	18,830,656	1,458,471
Metropolitan Bank & Trust Co. (a)	2,414,796	2,196,164
PLDT, Inc. (a)	116,216	3,422,240
Puregold Price Club, Inc. (a)	1,401,900	1,176,469
San Miguel Corp. (a)	462,162	986,565
San Miguel Food & Beverage, Inc. (a)	896,551	1,405,648
Semirara Mining & Power Corp. (a)	1,878,062	640,240
SM Investments Corp. (a)	623,055	12,642,515
SM Prime Holdings, Inc. (a)	11,815,442	8,074,875
Universal Robina Corp. (a)	1,188,519	3,602,586
		81,834,206

Qatar 0.9%
Barwa Real Estate Co.	2,522,537	2,126,940
Doha Bank QPSC	2,059,246	1,628,846
Ezdan Holding Group QSC *	1,848,405	803,125
Industries Qatar QSC	2,058,903	7,266,384
Masraf Al Rayan QSC	4,926,959	6,157,007
Mesaieed Petrochemical Holding Co.	5,633,985	3,094,746
Ooredoo QPSC	1,052,351	1,998,051
Qatar Aluminum Manufacturing Co.	3,634,954	1,627,293
Qatar Electricity & Water Co. QSC	587,870	2,680,209
Qatar Fuel QSC	660,186	3,318,155
Qatar Gas Transport Co., Ltd.	3,727,411	3,168,453
Qatar Insurance Co. SAQ *	2,091,547	1,430,363
Qatar International Islamic Bank QSC	1,011,857	2,667,901
Qatar Islamic Bank SAQ	1,491,785	7,497,848
Qatar National Bank QPSC	5,786,968	30,468,601
The Commercial Bank PSQC	2,572,311	4,265,755

82
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See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
United Development Co. QSC	2,344,794	975,656
Vodafone Qatar QSC	2,356,725	1,027,224
		82,202,557

Russia 3.3%
Aeroflot PJSC *	1,422,844	1,345,821
Alrosa PJSC	3,274,166	6,517,488
Credit Bank of Moscow PJSC *	17,879,910	1,696,083
Federal Grid Co. Unified Energy System PJSC	357,372,832	961,484
Gazprom PJSC	13,678,703	57,138,862
Inter RAO UES PJSC	48,675,350	3,066,590
LUKOIL PJSC	501,060	42,834,148
M.Video PJSC	61,633	525,831
Magnit PJSC	90,892	6,885,927
Magnitogorsk Iron & Steel Works PJSC	2,698,517	2,726,333
MMC Norilsk Nickel PJSC	67,919	22,304,917
Mobile TeleSystems PJSC	1,166,479	5,239,560
Moscow Exchange MICEX-RTS PJSC	1,860,033	4,654,590
Mosenergo PJSC	10,153,907	346,573
Novatek PJSC	1,377,319	32,610,371
Novolipetsk Steel PJSC	1,502,823	5,065,013
PhosAgro PJSC	47,418	3,149,547
Polyus PJSC	35,771	6,448,987
Rosneft Oil Co. PJSC	1,512,228	11,022,985
ROSSETI PJSC	34,316,022	614,873
Rostelecom PJSC	1,262,524	1,627,862
RusHydro PJSC	143,643,464	1,614,996
Sberbank of Russia PJSC	13,378,120	60,073,229
Severstal PAO	249,639	5,857,459
Sistema PJSFC	4,008,672	1,662,139
Sovcomflot PJSC	664,330	798,157
Surgutneftegas PJSC	9,361,278	4,321,819
Tatneft PJSC	1,974,155	13,058,613
Unipro PJSC	17,019,395	654,333
United Co. RUSAL International PJSC *	3,256,246	2,351,326
VTB Bank PJSC GDR	3,022,177	4,212,915
		311,388,831

Saudi Arabia 3.8%
Abdullah Al Othaim Markets Co.	60,668	1,863,373
Advanced Petrochemical Co.	144,587	2,760,133
Al Rajhi Bank	1,599,216	51,591,739
Alinma Bank	1,299,625	7,934,896
Almarai Co. JSC	335,240	5,184,078
Arab National Bank	830,617	5,066,925
Arabian Centers Co., Ltd.	203,494	1,356,374
Bank Al-Jazira	546,170	2,696,848
Bank AlBilad *	475,082	5,414,924
Banque Saudi Fransi	763,917	8,248,764
BinDawood Holding Co.	38,333	1,103,784
Bupa Arabia for Cooperative Insurance Co.	74,706	3,326,286
Dallah Healthcare Co.	44,077	883,726
Dar Al Arkan Real Estate Development Co. *	723,348	1,967,139
Dr Sulaiman Al Habib Medical Services Group Co.	120,276	5,887,614
Emaar Economic City *	560,129	1,908,563
Etihad Etisalat Co.	510,117	4,352,186
Fawaz Abdulaziz Al Hokair & Co. *	96,214	572,046
Jarir Marketing Co.	80,593	4,654,183
Mobile Telecommunications Co. *	587,294	2,267,315
Mouwasat Medical Services Co.	62,102	3,245,259
National Industrialization Co. *	445,600	2,480,638
National Petrochemical Co.	159,366	2,018,259
Security	Number of Shares	Value ($)
Rabigh Refining & Petrochemical Co. *	309,295	2,030,246
Riyad Bank	1,919,633	13,767,597
SABIC Agri-Nutrients Co.	257,733	8,616,983
Sahara International Petrochemical Co.	465,074	4,129,086
Saudi Airlines Catering Co. *	55,807	1,218,597
Saudi Arabian Mining Co. *	521,369	10,119,621
Saudi Arabian Oil Co.	3,317,516	31,090,380
Saudi Basic Industries Corp.	1,171,500	38,418,029
Saudi Cement Co.	98,017	1,638,538
Saudi Electricity Co.	1,012,832	7,372,041
Saudi Ground Services Co. *	122,495	1,144,706
Saudi Industrial Investment Group	288,016	2,756,759
Saudi Kayan Petrochemical Co. *	961,408	4,772,820
Saudi Research & Media Group *	44,591	1,921,216
Saudi Telecom Co.	781,383	28,124,538
Saudia Dairy & Foodstuff Co.	20,519	921,268
Seera Group Holding *	179,923	1,032,325
Southern Province Cement Co.	90,837	1,799,448
The Co. for Cooperative Insurance	81,777	1,994,986
The Qassim Cement Co.	61,626	1,375,236
The Saudi British Bank	1,166,629	10,715,432
The Saudi National Bank	2,864,383	46,432,529
The Savola Group	349,807	3,744,568
Yamama Cement Co. *	126,897	1,075,886
Yanbu Cement Co.	97,281	1,108,796
Yanbu National Petrochemical Co.	308,038	5,568,288
		359,674,971

South Africa 4.0%
Absa Group Ltd. *	912,842	9,974,053
African Rainbow Minerals Ltd.	136,351	2,443,101
Anglo American Platinum Ltd.	76,569	8,725,743
AngloGold Ashanti Ltd. (b)	543,370	9,162,349
Aspen Pharmacare Holdings Ltd. *	502,718	6,815,626
AVI Ltd.	423,744	2,225,791
Barloworld Ltd.	256,452	1,913,683
Bid Corp., Ltd. *	436,056	9,642,972
Capitec Bank Holdings Ltd.	108,228	14,198,706
Clicks Group Ltd.	323,839	6,773,642
Coronation Fund Managers Ltd.	355,843	1,270,112
Dis-Chem Pharmacies Ltd.	442,041	952,841
Discovery Ltd. *	536,564	4,776,588
Distell Group Holdings Ltd. *	105,566	1,309,996
Exxaro Resources Ltd.	333,837	4,258,297
FirstRand Ltd.	6,389,317	27,337,354
Fortress REIT Ltd., Class A	1,878,874	2,091,246
Gold Fields Ltd.	1,139,713	10,753,407
Growthpoint Properties Ltd.	4,341,471	4,646,109
Harmony Gold Mining Co., Ltd.	679,104	2,505,619
Impala Platinum Holdings Ltd.	1,023,996	15,779,378
Investec Ltd.	360,038	1,536,975
Kumba Iron Ore Ltd.	70,102	3,164,646
Liberty Holdings Ltd. *	169,303	1,102,196
Life Healthcare Group Holdings Ltd. *	1,794,554	3,073,011
Momentum Metropolitan Holdings	1,243,326	1,699,312
Mr Price Group Ltd.	334,080	5,033,025
MTN Group Ltd. *	2,333,160	21,523,462
MultiChoice Group (b)	557,262	4,426,506
Naspers Ltd., N Shares	275,767	47,279,790
Nedbank Group Ltd. *	468,630	5,993,540
NEPI Rockcastle plc	641,160	4,649,241
Netcare Ltd. *	1,978,309	2,304,494
Ninety One Ltd.	165,697	572,751
Northam Platinum Ltd. *	446,370	6,171,416
Old Mutual Ltd.	5,981,505	6,351,602
Pepkor Holdings Ltd. *	1,545,471	2,459,505
Pick n Pay Stores Ltd.	473,821	1,926,403

83
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See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
PSG Group Ltd.	198,640	1,038,723
Rand Merchant Investment Holdings Ltd.	953,991	2,089,349
Redefine Properties Ltd. *	6,945,626	2,208,771
Reinet Investments SCA *	199,357	3,873,714
Remgro Ltd.	647,287	5,406,066
Resilient REIT Ltd. (b)	447,769	1,770,336
Sanlam Ltd.	2,262,550	10,079,414
Santam Ltd. *	50,868	874,761
Sappi Ltd. *	749,737	2,282,124
Sasol Ltd. *	720,744	11,161,193
Shoprite Holdings Ltd.	628,034	7,982,306
Sibanye Stillwater Ltd.	3,808,794	15,509,019
Standard Bank Group Ltd.	1,662,070	17,087,206
Telkom S.A. SOC Ltd. *	367,289	971,227
The Bidvest Group Ltd.	442,477	6,270,846
The Foschini Group Ltd. *	419,784	4,332,786
The SPAR Group Ltd.	250,984	3,602,614
Tiger Brands Ltd.	221,336	2,845,158
Truworths International Ltd.	548,421	2,544,006
Vodacom Group Ltd.	769,945	7,646,222
Woolworths Holdings Ltd. *	1,137,840	5,006,811
		381,407,140

Taiwan 17.1%
Accton Technology Corp.	693,000	7,014,145
Acer, Inc.	3,650,086	3,319,038
Advantech Co., Ltd.	531,619	7,404,512
Airtac International Group	191,047	5,825,129
ASE Technology Holding Co., Ltd. *	4,455,120	20,657,186
Asia Cement Corp.	3,033,286	4,914,375
ASMedia Technology, Inc.	51,445	3,851,855
Asustek Computer, Inc.	929,621	10,868,248
AU Optronics Corp.	11,503,530	7,305,542
Capital Securities Corp.	2,481,644	1,419,310
Catcher Technology Co., Ltd.	962,224	5,798,308
Cathay Financial Holding Co., Ltd.	10,711,914	23,036,790
Chailease Holding Co., Ltd.	1,726,788	16,605,229
Chang Hwa Commercial Bank Ltd.	8,517,213	5,070,959
Cheng Shin Rubber Industry Co., Ltd.	2,317,277	3,114,676
Chicony Electronics Co., Ltd.	788,118	2,232,387
China Airlines Ltd. *	3,298,872	2,053,351
China Development Financial Holding Corp.	18,272,308	9,362,469
China Life Insurance Co., Ltd.	2,621,408	2,733,639
China Motor Corp.	323,600	795,178
China Steel Corp.	16,094,956	22,156,082
Chunghwa Telecom Co., Ltd.	4,996,310	20,191,846
Compal Electronics, Inc.	5,381,535	4,446,827
CTBC Financial Holding Co., Ltd.	23,769,792	19,727,036
Delta Electronics, Inc.	2,804,148	27,370,128
E.Sun Financial Holding Co., Ltd.	16,739,489	16,066,913
Eclat Textile Co., Ltd.	261,510	5,255,961
ENNOSTAR, Inc. *	876,914	2,445,936
Eternal Materials Co., Ltd.	1,334,213	1,766,851
Eva Airways Corp.	3,177,374	2,201,295
Evergreen Marine Corp., Ltd.	3,406,222	16,715,543
Far Eastern International Bank	2,792,899	1,108,553
Far Eastern New Century Corp.	5,002,799	5,424,580
Far EasTone Telecommunications Co., Ltd.	2,123,280	4,719,507
Feng TAY Enterprise Co., Ltd.	578,584	4,509,504
First Financial Holding Co., Ltd.	13,563,733	11,207,876
Formosa Chemicals & Fibre Corp.	4,500,008	13,655,824
Formosa Petrochemical Corp.	1,798,660	6,347,410
Formosa Plastics Corp.	6,355,560	23,506,410
Formosa Taffeta Co., Ltd.	1,443,000	1,624,537
Foxconn Technology Co., Ltd.	1,406,355	3,364,474
Security	Number of Shares	Value ($)
Fubon Financial Holding Co., Ltd.	9,600,114	29,444,483
Genius Electronic Optical Co., Ltd.	113,000	1,971,440
Giant Manufacturing Co., Ltd.	404,752	4,892,631
Globalwafers Co., Ltd.	272,451	8,552,957
Hiwin Technologies Corp.	341,634	4,018,716
Hon Hai Precision Industry Co., Ltd.	15,581,092	62,406,452
Hotai Motor Co., Ltd.	413,000	8,688,148
HTC Corp. *	974,778	1,250,414
Hua Nan Financial Holdings Co., Ltd. *	12,538,518	9,455,862
Innolux Corp.	11,058,029	6,882,963
Inventec Corp.	3,984,043	3,493,324
Largan Precision Co., Ltd.	133,456	12,905,699
Lite-On Technology Corp.	2,792,866	6,167,514
MediaTek, Inc.	1,936,713	62,964,924
Mega Financial Holding Co., Ltd.	14,273,901	16,893,714
Micro-Star International Co., Ltd.	876,095	4,125,441
momo.com, Inc.	76,900	4,758,818
Nan Ya Plastics Corp.	7,304,816	23,617,064
Nan Ya Printed Circuit Board Corp.	264,000	4,015,227
Nanya Technology Corp.	1,071,000	2,566,056
Nien Made Enterprise Co., Ltd.	189,752	2,834,623
Novatek Microelectronics Corp.	741,608	12,015,155
OBI Pharma, Inc. *	169,261	619,914
Oneness Biotech Co., Ltd. *	384,000	2,674,220
Parade Technologies Ltd.	89,100	5,626,319
Pegatron Corp.	2,609,657	6,101,928
Pou Chen Corp.	3,492,792	4,152,759
Powertech Technology, Inc.	931,000	3,779,295
President Chain Store Corp.	728,400	7,503,859
Quanta Computer, Inc.	3,461,057	9,791,144
Realtek Semiconductor Corp.	610,336	12,200,774
Shin Kong Financial Holding Co., Ltd.	16,785,672	5,754,015
Silergy Corp.	80,000	11,488,985
Sino-American Silicon Products, Inc.	682,000	4,749,526
SinoPac Financial Holdings Co., Ltd.	13,527,699	6,955,805
Synnex Technology International Corp.	1,873,956	3,637,896
Taishin Financial Holding Co., Ltd. *	13,684,864	9,554,986
Taiwan Business Bank *	7,063,361	2,469,698
Taiwan Cement Corp.	6,863,739	11,999,500
Taiwan Cooperative Financial Holding Co., Ltd.	12,517,790	10,095,174
Taiwan Fertilizer Co., Ltd.	944,508	1,925,585
Taiwan Glass Industry Corp.	2,118,311	2,755,520
Taiwan High Speed Rail Corp.	2,739,000	2,984,748
Taiwan Mobile Co., Ltd.	2,101,524	7,658,864
Taiwan Secom Co., Ltd.	382,000	1,357,714
Taiwan Semiconductor Manufacturing Co., Ltd.	31,398,500	695,642,160
Teco Electric & Machinery Co., Ltd.	2,348,000	2,643,390
The Shanghai Commercial & Savings Bank Ltd.	4,311,000	7,000,018
TPK Holding Co., Ltd.	487,041	692,421
Transcend Information, Inc.	425,000	1,064,283
U-Ming Marine Transport Corp.	520,000	1,300,305
Uni-President Enterprises Corp.	6,269,676	16,356,562
Unimicron Technology Corp.	1,691,348	9,001,888
United Microelectronics Corp.	15,202,850	34,614,893
Vanguard International Semiconductor Corp.	1,175,000	6,274,920
Walsin Lihwa Corp.	4,200,000	4,069,136
Walsin Technology Corp.	629,000	4,096,722
Wan Hai Lines Ltd. *	934,000	8,358,093
Win Semiconductors Corp.	523,000	6,237,087
Winbond Electronics Corp.	3,738,000	3,978,963
Wistron Corp.	3,777,080	3,734,353
Wiwynn Corp.	113,000	3,955,112
Yageo Corp.	604,000	10,450,430
Yuanta Financial Holding Co., Ltd.	15,437,368	13,925,856

84
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Yulon Motor Co., Ltd.	660,114	901,558
Zhen Ding Technology Holding Ltd.	837,000	2,999,047
		1,624,252,469

Thailand 2.3%
Advanced Info Service PCL NVDR	1,460,900	8,520,878
Airports of Thailand PCL NVDR	5,645,600	11,165,966
Asset World Corp. PCL NVDR *	9,351,500	1,259,149
B Grimm Power PCL NVDR	983,800	1,411,642
Bangkok Bank PCL NVDR	1,022,200	3,615,320
Bangkok Dusit Medical Services PCL NVDR	11,504,300	8,351,838
Bangkok Expressway & Metro PCL NVDR	10,263,890	2,754,445
Bangkok Life Assurance PCL NVDR	556,800	475,048
Banpu PCL NVDR	7,417,200	2,531,271
Berli Jucker PCL NVDR	1,243,550	1,398,548
BTS Group Holdings PCL NVDR	11,156,100	3,253,466
Bumrungrad Hospital PCL NVDR	477,900	1,971,944
Carabao Group PCL NVDR	414,200	1,799,054
Central Pattana PCL NVDR	3,245,400	5,411,937
Central Retail Corp. PCL NVDR	3,521,500	3,741,918
Charoen Pokphand Foods PCL NVDR	4,658,000	3,901,838
CP ALL PCL NVDR	6,811,100	13,735,252
Delta Electronics Thailand PCL NVDR	367,021	6,649,818
Digital Telecommunications Infrastructure Fund	7,375,800	2,883,272
Electricity Generating PCL NVDR	353,800	1,986,746
Energy Absolute PCL NVDR	2,183,551	4,437,217
Global Power Synergy PCL NVDR	923,668	2,385,647
Gulf Energy Development PCL NVDR	5,469,859	7,084,980
Home Product Center PCL NVDR	7,453,019	3,306,544
Indorama Ventures PCL NVDR	2,278,100	3,092,124
Intouch Holdings PCL NVDR	1,816,909	4,819,537
IRPC PCL NVDR	12,963,200	1,600,668
Kasikornbank PCL NVDR	1,977,400	7,545,806
Krung Thai Bank PCL NVDR	8,304,200	2,885,505
Krungthai Card PCL NVDR	1,731,700	3,559,300
Land & Houses PCL NVDR	9,036,400	2,284,857
Minor International PCL NVDR *	4,949,280	5,028,742
Muangthai Capital PCL NVDR	904,515	1,817,028
Osotspa PCL NVDR	1,906,563	2,158,987
PTT Exploration & Production PCL NVDR	1,778,804	6,153,312
PTT Global Chemical PCL NVDR	2,640,914	5,243,729
PTT Oil & Retail Business PCL NVDR	3,704,900	3,477,025
PTT PCL NVDR	18,710,200	22,203,216
Ratch Group PCL NVDR	1,055,800	1,547,710
SCG Packaging PCL NVDR	1,584,300	3,440,658
Siam City Cement PCL NVDR	112,600	592,126
Siam Makro PCL NVDR	486,200	633,534
Sri Trang Gloves Thailand PCL NVDR	1,285,000	1,475,064
Srisawad Corp. PCL NVDR	798,100	1,776,582
Thai Oil PCL NVDR	1,332,200	2,056,215
Thai Union Group PCL NVDR	3,788,300	2,338,856
The Siam Cement PCL NVDR	1,092,200	14,570,573
The Siam Commercial Bank PCL NVDR	3,124,500	10,323,718
TMBThanachart Bank PCL NVDR	58,119,918	1,929,367
Total Access Communication PCL NVDR	960,500	1,102,567
True Corp. PCL NVDR	14,634,766	1,507,405
		219,197,949

Turkey 0.5%
Akbank T.A.S.	3,534,660	2,503,957
Anadolu Efes Biracilik Ve Malt Sanayii A/S	253,462	668,826
Arcelik A/S	276,094	1,066,587
Aselsan Elektronik Sanayi Ve Ticaret A/S	637,212	1,217,788
Security	Number of Shares	Value ($)
BIM Birlesik Magazalar A/S	587,577	5,077,564
Coca-Cola Icecek A/S	92,831	977,492
Enerjisa Enerji A/S	358,549	478,669
Enka Insaat ve Sanayi A/S	867,632	1,144,738
Eregli Demir ve Celik Fabrikalari T.A.S.	1,793,733	4,051,513
Ford Otomotiv Sanayi A/S	86,275	1,782,674
Gubre Fabrikalari TAS *	106,304	662,922
Haci Omer Sabanci Holding A/S	1,138,289	1,438,862
Iskenderun Demir ve Celik A/S	203,522	302,792
KOC Holding A/S	1,111,586	3,080,274
Koza Altin Isletmeleri A/S *	64,756	805,313
Petkim Petrokimya Holding A/S *	1,648,857	1,229,528
Sasa Polyester Sanayi *	227,918	753,285
TAV Havalimanlari Holding A/S *	209,882	593,713
Tekfen Holding A/S	204,803	363,323
Tofas Turk Otomobil Fabrikasi A/S	173,570	877,192
Turk Hava YollariI AO *	718,842	1,096,268
Turk Telekomunikasyon A/S	677,843	604,103
Turkcell Iletisim Hizmetleri A/S	1,551,496	3,058,394
Turkiye Garanti Bankasi A/S	2,785,069	3,309,457
Turkiye Halk Bankasi A/S *	931,338	533,185
Turkiye Is Bankasi A/S, Class C	1,830,904	1,266,185
Turkiye Petrol Rafinerileri A/S *	158,434	1,937,908
Turkiye Sise ve Cam Fabrikalari A/S	1,810,815	1,938,331
Turkiye Vakiflar Bankasi T.A.O., Class D *	821,348	354,638
Yapi ve Kredi Bankasi A/S	2,339,129	742,715
		43,918,196

United Arab Emirates 0.9%
Abu Dhabi Commercial Bank PJSC	3,578,440	7,316,359
Abu Dhabi Islamic Bank PJSC	2,035,067	3,124,778
Air Arabia PJSC *	3,063,643	1,184,371
Aldar Properties PJSC	5,088,167	5,748,715
Aramex PJSC	354,801	387,338
DAMAC Properties Dubai Co. PJSC *	1,285,096	440,826
Dana Gas PJSC	5,315,901	1,577,483
Dubai Financial Market PJSC *	2,076,947	638,948
Dubai Investments PJSC	2,677,537	1,333,976
Dubai Islamic Bank PJSC	2,467,070	3,425,413
Emaar Development PJSC *	989,958	1,067,268
Emaar Malls PJSC *	2,746,500	1,540,310
Emaar Properties PJSC	4,536,747	5,187,465
Emirates NBD Bank PJSC	3,290,985	12,409,007
Emirates Telecommunications Group Co. PJSC	2,273,427	14,606,775
First Abu Dhabi Bank PJSC	5,717,315	26,460,764
		86,449,796
Total Common Stock
(Cost $6,779,179,584)		9,340,511,108

Preferred Stock 1.5% of net assets

Brazil 1.3%
Alpargatas S.A. *	223,198	2,614,524
Azul S.A. *	357,687	2,636,077
Banco Bradesco S.A.	6,208,246	28,072,955
Banco Inter S.A. *	1,190,485	5,104,188
Bradespar S.A.	283,792	3,500,594
Braskem S.A., A Shares *	254,568	3,281,332
Centrais Eletricas Brasileiras S.A., B Shares	356,449	2,629,739
Cia de Transmissao de Energia Electrica Paulista	255,424	1,227,340
Cia Energetica de Sao Paulo, B Shares	261,705	1,198,224
Companhia Energetica de Minas Gerais	1,574,831	4,155,828

85
Schwab International Equity ETFs  |  Annual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Companhia Paranaense de Energia, B Shares	1,421,446	1,899,130
Gerdau S.A.	1,396,054	7,722,602
Itausa S.A.	5,870,377	13,255,376
Lojas Americanas S.A.	1,221,227	1,421,709
Metalurgica Gerdau S.A.	948,545	2,395,657
Petroleo Brasileiro S.A.	7,263,900	38,578,672
Usinas Siderurgicas de Minas Gerais S.A., A Shares	537,279	1,940,461
		121,634,408

Chile 0.1%
Embotelladora Andina S.A., B Shares	516,551	1,225,805
Sociedad Quimica y Minera de Chile S.A., B Shares	107,089	5,593,999
		6,819,804

Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	5,323,304	1,584,361
Grupo de Inversiones Suramericana S.A.	106,425	504,820
		2,089,181

Russia 0.1%
Bashneft PJSC	40,198	588,879
Surgutneftegas PJSC	10,169,326	5,369,632
Tatneft PJSC	166,814	1,041,719
Transneft PJSC	1,959	4,225,845
		11,226,075
Total Preferred Stock
(Cost $129,302,283)		141,769,468

Rights 0.0% of net assets

Thailand 0.0%
Banpu Public Co., Ltd. expires 09/15/21, strike THB 5.00 *(a)	1,837,733	342,089
Total Rights
(Cost $353,292)		342,089

Warrants 0.0% of net assets

Thailand 0.0%
BTS Group Holdings PCL NVDR - R6 Warrants expires 12/31/22 *(a)	554,105	20,943
BTS Group Holdings PCL NVDR - R7 Warrants expires 12/31/24 *(a)	1,108,210	45,671
BTS Group Holdings PCL NVDR - R8 Warrants expires 12/31/26 *(a)	2,216,420	83,999
Total Warrants
(Cost $—)		150,613
Security	Number of Shares	Value ($)
Short-Term Investments 0.8% of net assets

United States 0.8%
Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	49,968,382	49,968,382
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	24,639,514	24,639,514
Total Short-Term Investments
(Cost $74,607,896)		74,607,896

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/17/21	411	26,698,560	607,573
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $23,774,990.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

THB —	Thai Baht

86
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See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,307,319,852	$—	$—	$4,307,319,852
China	3,555,179,353	—	3,269,387	3,558,448,740
Greece	28,543,846	—	— *	28,543,846
Hong Kong	—	—	— *	—
India	1,364,130,844	—	233,620	1,364,364,464
Philippines	—	—	81,834,206	81,834,206
Preferred Stock[1]	141,769,468	—	—	141,769,468
Rights [1]
Thailand	—	—	342,089	342,089
Warrants [1]
Thailand	—	—	150,613	150,613
Short-Term Investments[1]	74,607,896	—	—	74,607,896
Futures Contracts[2]	607,573	—	—	607,573
Total	$9,472,158,832	$—	$85,829,915	$9,557,988,747
*	Level 3 amount shown includes securities determined to have no value at August 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value — unaffiliated (cost $6,958,803,541) including securities on loan of $23,774,990		$9,532,741,660
Collateral invested for securities on loan, at value (cost $24,639,514)		24,639,514
Deposit with broker for futures contracts		3,885,165
Foreign currency, at value (cost $10,842,411)		10,890,876
Receivables:
Investments sold		52,998
Dividends		11,737,030
Income from securities on loan		921,572
Variation margin on futures contracts		429,776
Other assets	+	97,412
Total assets		9,585,396,003
Liabilities
Collateral held for securities on loan		24,639,514
Payables:
Management fees		829,845
Foreign capital gains tax	+	54,785,144
Total liabilities		80,254,503
Net Assets
Total assets		9,585,396,003
Total liabilities	–	80,254,503
Net assets		$9,505,141,500
Net Assets by Source
Capital received from investors		7,777,039,935
Total distributable earnings		1,728,101,565

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,505,141,500		300,400,000		$31.64

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Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $23,121,512)		$185,465,544
Securities on loan, net	+	1,350,117
Total investment income		186,815,661
Expenses
Management fees		9,570,141
Professional fees	+	27,482*
Total expenses		9,597,623
Expense reduction by CSIM	-	27,482*
Net expenses	–	9,570,141
Net investment income		177,245,520
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax of $29,920)		(154,681,582)
Net realized gains on futures contracts		1,364,613
Net realized losses on foreign currency transactions	+	(1,346,951)
Net realized losses		(154,663,920)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of ($47,966,521))		1,383,552,172
Net change in unrealized appreciation (depreciation) on futures contracts		(28,930)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	219,111
Net change in unrealized appreciation (depreciation)	+	1,383,742,353
Net realized and unrealized gains		1,229,078,433
Increase in net assets resulting from operations		$1,406,323,953
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
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Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$177,245,520	$197,442,436
Net realized losses		(154,663,920)	(217,291,755)
Net change in unrealized appreciation (depreciation)	+	1,383,742,353	794,019,807
Increase in net assets resulting from operations		1,406,323,953	774,170,488
Distributions to Shareholders
Total distributions		($204,700,900)	($206,667,900)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		35,000,000	$1,107,996,332	33,000,000	$853,017,880
Shares redeemed	+	—	—	(1,500,000)	(29,444,732)
Net transactions in fund shares		35,000,000	$1,107,996,332	31,500,000	$823,573,148
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		265,400,000	$7,195,522,115	233,900,000	$5,804,446,379
Total increase	+	35,000,000	2,309,619,385	31,500,000	1,391,075,736
End of period		300,400,000	$9,505,141,500	265,400,000	$7,195,522,115
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Schwab International Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Equity ETF	Schwab U.S. TIPS ETF
Schwab International Small-Cap Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab International Dividend Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab Emerging Markets Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab U.S. Aggregate Bond ETF
Schwab 1000 Index® ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
The Schwab International Dividend Equity ETF commenced operations on April 29, 2021.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of August 31, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2021, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of August 31, 2021, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked to- market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The funds filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, semiannually. The funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of August 31, 2021, if any, are reflected in each fund’s Statement of Assets and Liabilities.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
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Financial Notes (continued)

3. Risk Factors (continued):
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result
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Financial Notes (continued)

3. Risk Factors (continued):
of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab International Dividend Equity ETF	Schwab Emerging Markets Equity ETF
0.06%	0.11%	0.14%	0.11%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2021, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.0%*	0.0%*	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%	0.1%	0.1%
Schwab VIT Growth Portfolio	0.1%	0.2%	0.2%
Schwab Target 2010 Index Fund	0.0%*	-%	-%
Schwab Target 2015 Index Fund	0.0%*	-%	-%
Schwab Target 2020 Index Fund	0.1%	-%	-%
Schwab Target 2025 Index Fund	0.3%	-%	0.1%
Schwab Target 2030 Index Fund	0.5%	-%	0.2%
Schwab Target 2035 Index Fund	0.3%	-%	0.2%
Schwab Target 2040 Index Fund	0.4%	-%	0.3%
Schwab Target 2045 Index Fund	0.3%	-%	0.2%
Schwab Target 2050 Index Fund	0.3%	-%	0.3%
Schwab Target 2055 Index Fund	0.2%	-%	0.2%
Schwab Target 2060 Index Fund	0.3%	-%	0.2%
Schwab Target 2065 Index Fund	0.0%*	-%	0.0%*
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
During the year ended August 31, 2021, the professional fees incurred by the Schwab International Equity ETF, Schwab International Small Cap Equity ETF and Schwab Emerging Markets ETF were $153,498, $10,415 and $27,482, respectively.
During the year ended August 31, 2021, Schwab International Small Cap Equity ETF and Schwab Emerging Markets ETF recovered previously withheld foreign taxes from Finland and Poland, respectively. The payments received by Schwab International Small Cap Equity ETF and Schwab Emerging Markets Equity ETF amounted to $306,425 and $668,665, respectively, and are recorded in each fund’s Statement of Operations. The investment adviser had paid upfront professional fees associated with recovering these foreign taxes in the amounts of $14,911 and $45,448 for Schwab International Small Cap Equity ETF and Schwab Emerging Markets ETF, respectively. Those amounts have been reimbursed to the investment adviser by the Schwab International Small Cap Equity ETF and Schwab Emerging Markets ETF. During the year ended August 31, 2021, Schwab International Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of August 31, 2021, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Equity ETF to the investment adviser was $350,139. Schwab International Small Cap Equity ETF, Schwab International Dividend Equity ETF and Schwab Emerging Markets ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the funds to the investment adviser.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab International Equity ETF	$512,837,396	($131,396,183)
Schwab International Small-Cap Equity ETF	377,119,014	49,578,313
Schwab International Dividend Equity ETF*	544,543	(6,982)
Schwab Emerging Markets Equity ETF	154,004,341	(30,798,338)
* Since commencement of operations on April 29, 2021.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
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Financial Notes (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was further amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at August 31, 2021 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2021, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab International Equity ETF	$116,273,590	1,091
Schwab International Small-Cap Equity ETF	11,444,617	106
Schwab International Dividend Equity ETF*	163,963	1
Schwab Emerging Markets Equity ETF	23,834,998	379
* Since commencement of operations on April 29, 2021.

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2021, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab International Equity ETF	$1,807,494,816	$1,431,179,785
Schwab International Small-Cap Equity ETF	747,485,958	700,525,237
Schwab International Dividend Equity ETF*	14,750,513	1,692,579
Schwab Emerging Markets Equity ETF	2,101,356,684	1,302,804,960
* Since commencement of operations on April 29, 2021.
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Financial Notes (continued)

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2021, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$3,416,712,985	$468,671,895
Schwab International Small-Cap Equity ETF	462,051,941	80,636,142
Schwab International Dividend Equity ETF*	87,670,367	—
Schwab Emerging Markets Equity ETF	244,263,466	—
* Since commencement of operations on April 29, 2021.
For the period ended August 31, 2021, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2021 are disclosed in the funds’ Statements of Operations.

11. Federal Income Taxes
As of August 31, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab International Dividend Equity ETF	Schwab Emerging Markets Equity ETF
Tax cost	$22,182,410,177	$3,070,925,399	$100,716,498	$7,267,827,099
Gross unrealized appreciation	$7,695,273,017	$1,070,145,620	$2,901,706	$3,264,427,648
Gross unrealized depreciation	(1,621,090,463)	(266,764,893)	(2,546,830)	(974,266,000)
Net unrealized appreciation (depreciation)	$6,074,182,554	$803,380,727	$354,876	$2,290,161,648
As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab International Dividend Equity ETF	Schwab Emerging Markets Equity ETF
Undistributed ordinary income	$368,853,739	$70,554,177	$798,067	$132,119,759
Net unrealized appreciation (depreciation) on investments	6,074,182,554	803,380,727	354,876	2,290,161,648
Net other unrealized appreciation (depreciation)	711,000	(49,173)	(53)	(54,624,874)
Capital loss carryforwards and other losses	(953,869,193)	(161,565,072)	(19,885)	(639,554,968)
Total	$5,489,878,100	$712,320,659	$1,133,005	$1,728,101,565
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts and the realization for tax purposes of unrealized appreciation on investments in Passive Foreign Investment Companies “PFIC”, and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
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Financial Notes (continued)

11. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2021, the funds had capital loss carryforwards with no expiration available to offset future net capital gains as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab International Dividend Equity ETF	Schwab Emerging Markets Equity ETF
No expiration	$953,869,193	$161,565,072	$19,885	$639,554,968
For the fiscal year ended August 31, 2021, the funds had capital loss carryforwards utilized as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab International Dividend Equity ETF	Schwab Emerging Markets Equity ETF
Capital loss carryforwards utilized	$—	$45,264,457	$—	$—
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab International Dividend Equity ETF	Schwab Emerging Markets Equity ETF
Current fiscal year end distributions
Ordinary income	$557,207,730	$66,927,200	$95,190	$204,700,900
Prior fiscal year end distributions
Ordinary income	$591,185,650	$67,564,440	N/A	$206,667,900
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of August 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2021, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab International Dividend Equity ETF, and Schwab Emerging Markets Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab International Dividend Equity ETF, and Schwab Emerging Markets Equity ETF (the “Funds”), four of the funds constituting Schwab Strategic Trust, as of August 31, 2021; the related statements of operations for the year then ended, the related statements of changes in net assets and the financial highlights for the two years in the period then ended (excluding Schwab International Dividend Equity ETF); the related statement of operations, statement of changes in net assets, and the financial highlights for the period from April 29, 2021 (commencement of operations) through August 31, 2021, for Schwab International Dividend Equity ETF; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds (excluding Schwab International Dividend Equity ETF) as of August 31, 2021, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab International Dividend Equity ETF as of August 31, 2021, and the results of its operations, changes in net assets, and financial highlights for the period from April 29, 2021 (commencement of operations) through August 31, 2021 in conformity with accounting principles generally accepted in the United States of America. For each of the Funds (excluding Schwab International Dividend Equity ETF), the financial highlights for each of the three years in the period ended August 31, 2019 were audited by other auditors, whose report, dated October 17, 2019, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 19, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to its shareholders for the fiscal year ended August 31, 2021, and the respective foreign source income on the funds as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab International Equity ETF	$52,463,995	$708,307,033
Schwab International Small-Cap Equity ETF	5,988,828	68,286,161
Schwab International Dividend Equity ETF	89,311	1,020,292
Schwab Emerging Markets Equity ETF	21,549,954	207,995,946
For the fiscal year ended August 31, 2021, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2022 via IRS form 1099 of the amount for use in preparing their 2021 income tax return.
Schwab International Equity ETF	$476,092,821
Schwab International Small-Cap Equity ETF	38,580,177
Schwab International Dividend Equity ETF	74,055
Schwab Emerging Markets Equity ETF	79,683,219
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service

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levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab International Small-Cap Equity ETF had performance that lagged that of a relevant peer group for certain periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to this Fund including that the underperformance was attributable, to a significant extent, to investment decisions by CSIM that were reasonable and consistent with the Fund’s investment objective and policies and that CSIM had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds and other ETFs that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the

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continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Initial Approval of Investment Advisory Agreement
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on February 24, 2021, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (CSIM) as investment adviser to the Schwab International Dividend Equity ETF (the Fund) under the investment advisory agreement between Schwab Strategic Trust (the Trust) and CSIM (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by CSIM and considered information that the Board receives from CSIM throughout the year, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also received data provided by an independent provider of investment company data. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by CSIM in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to those funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees received advice from Independent Trustees’ legal counsel, including with respect to the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participated in question and answer sessions with representatives of CSIM and met in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of CSIM and its affiliates to be dedicated to the Fund;
2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;
3.	the Fund’s estimated expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support to be provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. Since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds having comparable investment strategies in determining whether to approve the Agreement. The Trustees also considered the risk profile for the Fund and the appropriateness of the benchmark that would be used to compare the performance of the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expected performance of the Fund supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the

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Agreement and the Fund’s estimated net operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Board took into account the risk assumed by CSIM in the development of the Fund and the services to be provided as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds and other ETFs that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the expected compensation to be flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other potential benefits to be derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the expected compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services to be rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems that would benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the potential existence of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders by way of the relatively low advisory fee and unitary fee structure of the Fund through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab funds complex with such features; and (iii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees acknowledged that CSIM will share any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund may increase as a result of regulatory or other developments. The Board determined that such economies of scale will be shared by way of the relatively low advisory fee and unitary fee structure of the Fund, although the Board will continue to monitor fees as the Fund grows in size and assess whether breakpoints may be warranted. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefits from economies of scale if such economies develop.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services to be provided and the related expenses to be borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Vice President and Assistant Secretary (Oct. 2021 – present), Secretary (Apr. 2011 – Oct. 2021) and Chief Legal Officer (Dec. 2011 – Oct. 2021), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Vice President and Assistant Secretary (Oct. 2021 – present), Secretary (May 2011 – Oct. 2021) and Chief Legal Officer (Nov. 2011 – Oct. 2021), Schwab ETFs.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones International Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by companies in developed and emerging countries outside of the United States that have a record of consistently paying dividends, selected for fundamental strength based on financial ratios and lower volatility. The 100-component index is derived from the constituents of the Dow Jones Global ex-U.S. Large-Cap Index and the Dow Jones Global ex-U.S. Mid-Cap Index, and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.

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market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

113
Schwab International Equity ETFs  |  Annual Report

Notes

Notes

Schwab International Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab International Dividend Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2021 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR57933-11
00264629

Annual Report  |  August 31, 2021
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended August 31, 2021
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	33.25%
NAV Return[1]	33.23%
Dow Jones U.S. Broad Stock Market Index	33.25%
ETF Category: Morningstar Large Blend[2]	31.81%
Performance Details	pages 7-9

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	32.04%
NAV Return[1]	31.95%
Schwab 1000 Index®	32.04%
Russell 1000® Index	32.25%
ETF Category: Morningstar Large Blend[2]	31.81%
Performance Details	pages 10-12

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	32.18%
NAV Return[1]	32.05%
Dow Jones U.S. Large-Cap Total Stock Market Index	32.09%
ETF Category: Morningstar Large Blend[2]	31.81%
Performance Details	pages 13-15

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	31.10%
NAV Return[1]	31.06%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	31.12%
ETF Category: Morningstar Large Growth[2]	28.75%
Performance Details	pages 16-18
Total Returns for the 12 Months Ended August 31, 2021
Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	35.09%
NAV Return[1]	34.95%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	34.99%
ETF Category: Morningstar Large Value[2]	35.95%
Performance Details	pages 19-21

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	41.13%
NAV Return[1]	40.98%
Dow Jones U.S. Mid-Cap Total Stock Market Index	41.05%
ETF Category: Morningstar Mid-Cap Blend[2]	40.76%
Performance Details	pages 22-24

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	47.39%
NAV Return[1]	47.33%
Dow Jones U.S. Small-Cap Total Stock Market Index	47.32%
ETF Category: Morningstar Small Blend[2]	49.32%
Performance Details	pages 25-27

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	40.29%
NAV Return[1]	40.15%
Dow Jones U.S. Dividend 100TM Index	40.31%
ETF Category: Morningstar Large Value[2]	35.95%
Performance Details	pages 28-30
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S& P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
Despite the hopes of last winter and spring that large-scale vaccine distribution would bring the COVID-19 pandemic under control, the spread of the Delta variant of the virus continues to pose significant social, health, and economic challenges across the United States and the world. Nevertheless, during the 12-month period ended August 31, 2021, the U.S. economy made dramatic progress toward reopening and renewed growth backed by continued monetary and fiscal support by the U.S. Congress and U.S. Federal Reserve. The U.S. gross domestic product (GDP) growth rate increased by over 6% during the first half of 2021 after declining in 2020. U.S. equity markets rallied sharply as well, with the S&P 500® Index, a bellwether for the overall U.S. stock market, repeatedly reaching new record territory. For the 12-month reporting period ended August 31, 2021, the S&P 500® Index returned 31.2%.
At Charles Schwab Investment Management, we believe that establishing and maintaining a diversified, long-term investing plan that reflects your risk tolerance and long-term financial goals is important. We designed the Schwab U.S. Equity ETFs with this long-term investing strategy in mind. Offering simple, low-cost access to U.S. small-, mid-, and large-cap stocks, growth, value, and dividend yielding stocks, the Schwab U.S. Equity ETFs can serve as part of the core of a diversified portfolio.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ At Charles Schwab Investment Management, we believe that establishing and maintaining a diversified, long-term investing plan that reflects your risk tolerance and long-term financial goals is important.”
Past performance is no guarantee of future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
The Investment Environment

For the 12-month reporting period ended August 31, 2021, U.S. equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Despite persisting COVID-19 pandemic-driven stresses on the U.S. economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on economic recovery, strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 31.17%. Small- and mid-cap stocks were stronger than large-cap stocks, with the Russell 2000® Index and the Dow Jones U.S. Mid-Cap Total Stock Market Index returning 47.08% and 41.05%, respectively. Across both large- and small-cap stocks, value stocks outperformed growth.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Congress and U.S. Federal Reserve (Fed) beginning in March 2020, the U.S. economy began to recover from the dramatic impact of the COVID-19 pandemic. After falling by an annualized rate of 31.4% in the second quarter of 2020, U.S. gross domestic product (GDP) jumped by an annualized rate of 33.4% for the third quarter of 2020, reflecting pent-up consumer demand and government support. GDP growth stabilized beginning in the fourth quarter of 2020, growing at an annualized rate of 4.3% for the fourth quarter of 2020, 6.3% for the first quarter of 2021, and 6.7% for the second quarter of 2021. Unemployment, which skyrocketed in April 2020 but began falling starting in May 2020, fell over the reporting period. Inflation, which had remained well below the Fed’s traditional 2% target until March 2021, when it jumped, continued to rise through June 2021 and remained elevated through August 2021, largely due to supply and demand imbalances in the labor market, supply chain bottlenecks, increased consumer demand, particularly for travel-related services over most of the reporting period, and higher energy costs.
For the most part, central banks around the world maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., despite improving economic data, the Fed reiterated several times during the reporting period its intention to continue its support of the economy for as long as is needed to achieve a full recovery, while acknowledging that it was keeping an eye on rising
Asset Class Performance Comparison % returns during the 12 months ended August 31, 2021

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
The Investment Environment (continued)

inflation. The Fed maintained the federal funds rate in a range of 0.00% to 0.25% throughout the reporting period. By the end of the reporting period, the Fed indicated that it would likely begin reducing its bond purchases as early as late 2021 with Fed Chair Jerome Powell noting that the Fed’s bond tapering should not be seen as an indication of an imminent interest rate hike.
Among the sectors in the Dow Jones U.S. Broad Stock Market Index, all posted double-digit returns for the reporting period. Consistent with economic recovery, the strongest performers were the financials and energy sectors. The financials sector’s strength was driven in part by higher-than-expected trading revenues and lower-than-expected loan defaults, along with an improving economic outlook, ongoing fiscal and monetary stimulus measures, and the potential for a steepening yield curve that would increase banks’ profits. The energy sector’s strong performance was largely due to the recovery of oil prices, supported by rising demand, curtailed supply, and a drawdown in inventories. The weakest sector for the reporting period, although it still returned double digits, was the consumer staples sector, a defensive sector that is typically less affected by changes in economic and business cycles. Earnings within the sector have been challenged by aggressive cost-cutting and limited pricing power in the continuing low interest rate environment.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset Management, leads the portfolio management team for passive equity Schwab Funds and Schwab ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF as of August 31, 2021

The Schwab U.S. Broad Market ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index (the index). The index includes the largest 2,500 publicly traded U.S. companies for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace. The fund invests in a representative sample of securities included in the index that, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities in the index.
Market Highlights. For the 12-month reporting period ended August 31, 2021, U.S. equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Small- and mid-cap stocks outperformed large-cap stocks, and value outperformed growth. Despite persisting COVID-19 pandemic-driven stresses on the U.S. economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Within the index, stocks in the financials and energy sectors were the top performers, while consumer staples and utilities stocks underperformed by comparison, although both still returned double digits.
Performance. During the 12-month reporting period ended August 31, 2021, the fund closely tracked the index. The fund’s market price return was 33.25% and its NAV return was 33.23% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 33.25% during the same period.
Contributors and Detractors. The information technology sector contributed the most to the total return of the fund. Information technology stocks represented an average weight of approximately 27% of the fund’s investments and returned approximately 31% for the reporting period. One example from this sector is Microsoft Corp., which develops, manufactures, licenses, sells, and supports software products. The fund’s holdings of Microsoft Corp. represented an average weight of approximately 5% of the fund’s investments and returned approximately 35% for the reporting period.
The financials sector also contributed to the total return of the fund, representing an average weight of approximately 11% of the fund’s investments and returning approximately 57% for the reporting period.
Over the reporting period, no sectors detracted from the returns of index or the fund. However, the utilities sector was the smallest contributor to the total return of the fund. Stocks in the utilities sector represented an average weight of approximately 3% of the fund’s investments and returned approximately 20% for the reporting period. One example from this sector is Atmos Energy Corp. which distributes natural gas to utility customers. The fund’s holdings of Atmos Energy Corp. represented an average weight of less than 1% of the fund’s investments and returned less than 1% for the reporting period.
The consumer staples sector was another smaller contributor to the total return of the fund, representing an average weight of approximately 6% of the fund’s investments and returning approximately 15% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2011 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	33.25%	17.96%	16.18%
NAV Return[2]	33.23%	17.95%	16.17%
Dow Jones U.S. Broad Stock Market Index	33.25%	17.96%	16.18%
ETF Category: Morningstar Large Blend[3]	31.81%	16.35%	14.73%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	2,593
Weighted Average Market Cap (millions)	$510,258
Price/Earnings Ratio (P/E)	24.5
Price/Book Ratio (P/B)	4.2
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF as of August 31, 2021

The Schwab 1000 Index ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index® (the index). The index is a float-adjusted market capitalization weighted index that includes the 1,000 largest stocks of publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2021, U.S. equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Small- and mid-cap stocks outperformed large-cap stocks, and value outperformed growth. Despite persisting COVID-19 pandemic-driven stresses on the U.S. economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Within the index, stocks in the financials and energy sectors were the top performers, while consumer staples and utilities stocks underperformed by comparison, although both still returned double digits.
Performance. During the 12-month reporting period ended August 31, 2021, the fund closely tracked the index. The fund’s market price return was 32.04% and its NAV return was 31.95% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 32.04% during the same period.
Contributors and Detractors. The information technology sector contributed the most to the total return of the fund. Information technology stocks represented an average weight of approximately 28% of the fund’s investments and returned approximately 30% for the reporting period. One example from this sector is Microsoft Corp., which develops, manufactures, licenses, sells, and supports software products. The fund’s holdings of Microsoft Corp. represented an average weight of approximately 5% of the fund’s investments and returned approximately 35% for the reporting period.
The financials sector also contributed to the total return of the fund, representing an average weight of approximately 11% of the fund’s investments and returning approximately 58% for the reporting period.
Over the reporting period, no sectors detracted from the returns of the index or the fund. However, the utilities sector was the smallest contributor to the total return of the fund. Stocks in the utilities sector represented an average weight of approximately 3% of the fund’s investments and returned approximately 19% for the reporting period. One example from this sector is PG&E Corp., a natural gas and electric service provider. The fund’s holdings of PG&E Corp. represented an average weight of less than 1% of the fund’s investments and returned approximately -23% for the reporting period.
The consumer staples sector was another smaller contributor to the total return of the fund, representing an average weight of approximately 6% of the fund’s investments and returning approximately 15% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 11, 2017 – August 31, 2021)1

Average Annual Returns1
Fund and Inception Date	1 Year	3 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	32.04%	18.20%	18.12%
NAV Return[2]	31.95%	18.22%	18.13%
Schwab 1000 Index®	32.04%	18.28%	18.19%
Russell 1000® Index	32.25%	18.42%	18.30%
ETF Category: Morningstar Large Blend[3]	31.81%	16.25%	N/A
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*	Inception (10/11/17) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	996 [2]
Weighted Average Market Cap (millions)	$542,662
Price/Earnings Ratio (P/E)	25.2
Price/Book Ratio (P/B)	4.5
Portfolio Turnover Rate	5% [3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF as of August 31, 2021

The Schwab U.S. Large-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index (the index). The index includes the large-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2021, U.S. equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Small- and mid-cap stocks outperformed large-cap stocks, and value outperformed growth. Despite persisting COVID-19 pandemic-driven stresses on the U.S. economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Within the index, stocks in the financials and energy sectors were the top performers, while consumer staples and utilities stocks underperformed by comparison, although both still returned double digits.
Performance. During the 12-month reporting period ended August 31, 2021, the fund closely tracked the index. The fund’s market price return was 32.18% and its NAV return was 32.05% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 32.09% during the same period.
Contributors and Detractors. The information technology sector contributed the most to the total return of the fund. Information technology stocks represented an average weight of approximately 28% of the fund’s investments and returned approximately 30% for the reporting period. One example from this sector is Microsoft Corp., which develops, manufactures, licenses, sells, and supports software products. The fund’s holdings of Microsoft Corp. represented an average weight of approximately 5% of the fund’s investments and returned approximately 35% for the reporting period.
The financials sector also contributed to the total return of the fund, representing an average weight of approximately 11% of the fund’s investments and returning approximately 57% for the reporting period.
Over the reporting period, no sectors detracted from the returns of the index or the fund. However, the utilities sector was the smallest contributor to the total return of the fund. Stocks in the utilities sector represented an average weight of approximately 3% of the fund’s investments and returned approximately 19% for the reporting period. One example from this sector is National Fuel Gas Co., a natural gas company with operations in many segments of the natural gas industry. The fund’s holdings of National Fuel Gas Co. represented an average weight of less than 1% of the fund’s investments and returned approximately -8% for the reporting period. The fund’s position in National Fuel Gas Co. was sold prior to the end of the reporting period.
The consumer staples sector was another smaller contributor to the total return of the fund, representing an average weight of approximately 6% of the fund’s investments and returning approximately 14% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2011 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	32.18%	18.36%	16.38%
NAV Return[2]	32.05%	18.37%	16.39%
Dow Jones U.S. Large-Cap Total Stock Market Index	32.09%	18.39%	16.43%
ETF Category: Morningstar Large Blend[3]	31.81%	16.35%	14.73%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	769
Weighted Average Market Cap (millions)	$560,753
Price/Earnings Ratio (P/E)	25.3
Price/Book Ratio (P/B)	4.5
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF as of August 31, 2021

The Schwab U.S. Large-Cap Growth ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index (the index). The index includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2021, U.S. equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Small- and mid-cap stocks outperformed large-cap stocks, and value outperformed growth. Despite persisting COVID-19 pandemic-driven stresses on the U.S. economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Within the index, stocks in the energy and communication services sectors were the top performers, while utilities and consumer discretionary stocks underperformed by comparison, although consumer discretionary stocks still returned double digits.
Performance. During the 12-month reporting period ended August 31, 2021, the fund closely tracked the index. The fund’s market price return was 31.10% and its NAV return was 31.06% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 31.12% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The utilities sector was the only sector that detracted from the total return of the fund. Utilities stocks represented an average weight of less than 1% of the fund’s investments and returned approximately -6% for the reporting period. One example from this sector is NextEra Energy, Inc., which provides sustainable energy generation and distribution services. The fund’s holdings of NextEra Energy, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately -1% for the reporting period. The fund’s positions in the utilities sector were sold prior to the end of the reporting period.
While there were no additional sectors that detracted from the total return of the fund over the reporting period, the energy sector was the smallest contributor to the total return of the fund, representing an average weight of less than 1% of the fund’s investments and returning approximately 84% for the reporting period.
The information technology sector contributed the most to the total return of the fund. Information technology stocks represented an average weight of approximately 45% of the fund’s investments and returned approximately 29% for the reporting period. One example from this sector is Microsoft Corp., which develops, manufactures, licenses, sells, and supports software products. The fund’s holdings of Microsoft Corp. represented an average weight of approximately 11% of the fund’s investments and returned approximately 35% for the reporting period.
The communication services sector also contributed to the total return of the fund, representing an average weight of approximately 16% of the fund’s investments and returning approximately 51% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2011 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	31.10%	24.32%	19.46%
NAV Return[2]	31.06%	24.32%	19.47%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	31.12%	24.37%	19.54%
ETF Category: Morningstar Large Growth[3]	28.75%	22.19%	17.57%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	232
Weighted Average Market Cap (millions)	$1,015,916
Price/Earnings Ratio (P/E)	38.6
Price/Book Ratio (P/B)	10.3
Portfolio Turnover Rate	12% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF as of August 31, 2021

The Schwab U.S. Large-Cap Value ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index (the index). The index includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2021, U.S. equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Small- and mid-cap stocks outperformed large-cap stocks, and value outperformed growth. Despite persisting COVID-19 pandemic-driven stresses on the U.S. economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Within the index, stocks in the financials and materials sectors were the top performers, while consumer staples and utilities stocks underperformed by comparison, although both still returned double digits.
Performance. During the 12-month reporting period ended August 31, 2021, the fund closely tracked the index. The fund’s market price return was 35.09% and its NAV return was 34.95% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 34.99% during the same period.
Contributors and Detractors. The financials sector contributed the most to the total return of the fund. Financials stocks represented an average weight of approximately 18% of the fund’s investments and returned approximately 59% for the reporting period. One example from this sector is JPMorgan Chase & Co., which provides global financial services and retail banking. The fund’s holdings of JPMorgan Chase & Co. represented an average weight of approximately 2% of the fund’s investments and returned approximately 64% for the reporting period.
The industrials sector also contributed to the total return of the fund, representing an average weight of approximately 13% of the fund’s investments and returning approximately 39% for the reporting period.
Over the reporting period, no sectors detracted from the returns of the index or the fund. However, the consumer staples sector was the smallest contributor to the total return of the fund. Stocks in the consumer staples sector represented an average weight of approximately 10% of the fund’s investments and returned approximately 12% for the reporting period. One example from this sector is Kimberly-Clark Corp., a global health and hygiene company that manufactures and provides consumer products. The fund’s holdings of Kimberly-Clark Corp. represented an average weight of less than 1% of the fund’s investments and returned approximately -10% for the reporting period.
The utilities sector was another smaller contributor to the total return of the fund, representing an average weight of approximately 5% of the fund’s investments and returning approximately 19% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2011 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	35.09%	12.17%	13.07%
NAV Return[2]	34.95%	12.16%	13.06%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	34.99%	12.21%	13.14%
ETF Category: Morningstar Large Value[3]	35.95%	11.86%	12.23%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	541
Weighted Average Market Cap (millions)	$145,114
Price/Earnings Ratio (P/E)	19.2
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	23% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF as of August 31, 2021

The Schwab U.S. Mid-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the index). The index includes the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 501-1,000 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2021, U.S. equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Small- and mid-cap stocks outperformed large-cap stocks, and value outperformed growth. Despite persisting COVID-19 pandemic-driven stresses on the U.S. economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Within the index, stocks in the energy and financials sectors were the top performers, while utilities and health care stocks underperformed by comparison, although both still returned double digits.
Performance. During the 12-month reporting period ended August 31, 2021, the fund closely tracked the index. The fund’s market price return was 41.13% and its NAV return was 40.98% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 41.05% during the same period.
Contributors and Detractors. The information technology sector contributed the most to the total return of the fund. Information technology stocks represented an average weight of approximately 19% of the fund’s investments and returned approximately 43% for the reporting period. One example from this sector is Enphase Energy, Inc., a solar power solutions manufacturer. The fund’s holdings of Enphase Energy, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately 154% for the reporting period.
The industrials sector also contributed to the total return of the fund, representing an average weight of approximately 16% of the fund’s investments and returning approximately 45% for the reporting period.
Over the reporting period, no sectors detracted from the returns of the index or the fund. However, the utilities sector was the smallest contributor to the total return of the fund. Stocks in the utilities sector represented an average weight of approximately 4% of the fund’s investments and returned approximately 20% for the reporting period. One example from this sector is Atmos Energy Corp., which distributes natural gas to utility customers. The fund’s holdings of Atmos Energy Corp. represented an average weight of less than 1% of the fund’s investments and returned less than 1% for the reporting period.
The consumer staples sector was another smaller contributor to the total return of the fund, representing an average weight of approximately 3% of the fund’s investments and returning approximately 25% of the fund’s investments.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2011 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	41.13%	14.52%	14.57%
NAV Return[2]	40.98%	14.51%	14.59%
Dow Jones U.S. Mid-Cap Total Stock Market Index	41.05%	14.56%	14.63%
ETF Category: Morningstar Mid-Cap Blend[3]	40.76%	13.20%	12.86%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	528
Weighted Average Market Cap (millions)	$13,659
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	23% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF as of August 31, 2021

The Schwab U.S. Small-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index (the index). The index includes the small-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 751-2,500 by full market capitalization. The index is a float-adjusted market capitalization weighted index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2021, U.S. equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Small- and mid-cap stocks outperformed large-cap stocks, and value outperformed growth. Despite persisting COVID-19 pandemic-driven stresses on the U.S. economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Within the index, stocks in the energy and materials sectors were the top performers, while utilities and health care stocks underperformed by comparison, although both still returned double digits.
Performance. During the 12-month reporting period ended August 31, 2021, the fund closely tracked the index. The fund’s market price return was 47.39% and its NAV return was 47.33% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 47.32% during the same period.
Contributors and Detractors. The financials sector contributed the most to the total return of the fund. Financials stocks represented an average weight of approximately 16% of the fund’s investments and returned approximately 59% for the reporting period. One example from this sector is Western Alliance Bancorp, a multi-bank holding company. The fund’s holdings of Western Alliance Bancorp represented an average weight of less than 1% of the fund’s investments and returned approximately 180% for the reporting period.
The consumer discretionary sector also contributed to the total return of the fund, representing an average weight of approximately 15% of the fund’s investments and returning approximately 60% for the reporting period.
Over the reporting period, no sectors detracted from the returns of the index or the fund. However, the utilities sector was the smallest contributor to the total return of the fund. Stocks in the utilities sector represented an average weight of approximately 2% of the fund’s investments and returned approximately 26% for the reporting period. One example from this sector is Northwest Natural Holding Co., a holding company which, through its subsidiaries, builds and maintains natural gas distribution system, as well as invests in natural gas pipeline projects. The fund’s holdings of Northwest Natural Holding Co. represented an average weight of less than 1% of the fund’s investments and returned approximately 5% for the reporting period.
The consumer staples sector was another smaller contributor to the total return of the fund, representing an average weight of approximately 3% of the fund’s investments and returning approximately 30% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2011 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	47.39%	14.11%	13.98%
NAV Return[2]	47.33%	14.12%	13.99%
Dow Jones U.S. Small-Cap Total Stock Market Index	47.32%	14.09%	13.96%
ETF Category: Morningstar Small Blend[3]	49.32%	12.63%	12.65%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	1,858
Weighted Average Market Cap (millions)	$5,356
Price/Earnings Ratio (P/E)	17.5
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	15% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF as of August 31, 2021

The Schwab U.S. Dividend Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100TM Index (the index). The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding real estate investment trusts (REITs), master limited partnerships, preferred stocks, and convertibles. The index is modified market capitalization weighted. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does.
Market Highlights. For the 12-month reporting period ended August 31, 2021, U.S. equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Small- and mid-cap stocks outperformed large-cap stocks, and value outperformed growth. Despite persisting COVID-19 pandemic-driven stresses on the U.S. economy and a resurgence of COVID-19 cases in the fall and into the winter, along with the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on strong earnings, ongoing fiscal stimulus measures, and optimism related to the rapid rollout of COVID-19 vaccines that began in December 2020. Within the index, stocks in the financials and energy sectors were the top performers, while health care and consumer staples stocks underperformed by comparison, although both still returned double digits.
Performance. During the 12-month reporting period ended August 31, 2021, the fund closely tracked the index. The fund’s market price return was 40.29% and its NAV return was 40.15% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 40.31% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, no sectors detracted from the returns of the index or the fund. However, the health care sector was the smallest contributor to the total return of the fund. Stocks in the health care sector represented an average weight of approximately 8% of the fund’s investments and returned approximately 10% for the reporting period. One example from this sector is Amgen, Inc., an independent biotechnology medicines company that discovers, develops, manufactures, and markets medicines for grievous illnesses. The fund’s holdings in Amgen, Inc. represented an average weight of approximately 2% of the fund’s investments and returned approximately -7% for the reporting period.
The consumer staples sector was another smaller contributor to the total return of the fund, representing an average weight of approximately 15% of the fund’s investments and returning approximately 12% for the reporting period.
The financials sector contributed the most to the total return of the fund. Financials stocks represented an average weight of approximately 24% of the fund’s investments and returned approximately 73% for the reporting period. One example from this sector is BlackRock, Inc., which provides investment management services to institutional clients and to retail investors through various investment vehicles. The fund’s holdings of BlackRock, Inc. represented an average weight of approximately 4% of the fund’s investments and returned approximately 62% for the reporting period.
The information technology sector also contributed to the total return of the fund, representing an average weight of approximately 17% of the fund’s investments and returning approximately 31% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of August 31, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance of Hypothetical $10,000 Investment (October 20, 2011 – August 31, 2021)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	40.29%	16.42%	15.56%
NAV Return[2]	40.15%	16.41%	15.55%
Dow Jones U.S. Dividend 100TM Index	40.31%	16.51%	15.69%
ETF Category: Morningstar Large Value[3]	35.95%	11.86%	N/A
Fund Expense Ratio[4]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of August 31, 2021 (continued)

Statistics1
Number of Holdings	102
Weighted Average Market Cap (millions)	$129,446
Price/Earnings Ratio (P/E)	17.5
Price/Book Ratio (P/B)	4.0
Portfolio Turnover Rate	46% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2021 and held through August 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/21	Ending Account Value (Net of Expenses) at 8/31/21	Expenses Paid During Period 3/1/21-8/31/21[2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$1,173.50	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab 1000 Index ETF
Actual Return	0.05%	$1,000.00	$1,181.50	$0.27
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$1,186.30	$0.17
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$1,226.10	$0.22
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$1,152.00	$0.22
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.04%	$1,000.00	$1,103.20	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab U.S. Small-Cap ETF
Actual Return	0.04%	$1,000.00	$1,057.40	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab U.S. Dividend Equity ETF
Actual Return	0.06%	$1,000.00	$1,168.80	$0.33
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$83.28	$70.13	$70.55	$59.72	$52.42
Income (loss) from investment operations:
Net investment income (loss)[1]	1.34	1.47	1.43	1.18	1.12
Net realized and unrealized gains (losses)	25.97	13.12	(0.55)	10.77	7.20
Total from investment operations	27.31	14.59	0.88	11.95	8.32
Less distributions:
Distributions from net investment income	(1.45)	(1.44)	(1.30)	(1.12)	(1.02)
Net asset value at end of period	$109.14	$83.28	$70.13	$70.55	$59.72
Total return	33.23%	21.24%	1.35%	20.20%	16.03%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.42%	2.02%	2.12%	1.81%	1.99%
Portfolio turnover rate[2]	4%	4%	4%	4%	4%
Net assets, end of period (x 1,000)	$22,368,229	$16,548,529	$14,877,368	$13,326,391	$10,215,289

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.8%
Adient plc *	46,610	1,833,637
American Axle & Manufacturing Holdings, Inc. *	54,293	481,579
Aptiv plc *	130,940	19,927,759
Autoliv, Inc.	38,069	3,364,919
BorgWarner, Inc.	115,776	4,941,320
Canoo, Inc. *(a)	69,835	503,510
Cooper-Standard Holding, Inc. *	7,720	179,722
Dana, Inc.	71,187	1,655,810
Dorman Products, Inc. *	14,299	1,342,104
Fisker, Inc. *(a)	79,667	1,111,355
Ford Motor Co. *	1,904,346	24,813,628
Fox Factory Holding Corp. *	20,256	3,112,739
General Motors Co. *	619,454	30,359,440
Gentex Corp.	117,027	3,604,432
Gentherm, Inc. *	15,517	1,331,669
Harley-Davidson, Inc.	74,088	2,928,699
LCI Industries	12,106	1,714,936
Lear Corp.	26,947	4,309,903
Lordstown Motors Corp., Class A *(a)	47,807	314,570
Luminar Technologies, Inc. *	97,548	1,695,384
Modine Manufacturing Co. *	26,248	326,525
Motorcar Parts of America, Inc. *	8,207	162,663
Patrick Industries, Inc.	10,738	876,328
QuantumScape Corp. *(a)	83,274	1,832,028
Standard Motor Products, Inc.	10,352	443,997
Stoneridge, Inc. *	12,780	297,774
Tenneco, Inc., Class A *	32,931	513,724
Tesla, Inc. *	373,972	275,138,680
The Goodyear Tire & Rubber Co. *	133,093	2,108,193
Thor Industries, Inc.	26,677	3,025,972
Veoneer, Inc. *(a)	46,857	1,677,481
Visteon Corp. *	13,477	1,424,249
Winnebago Industries, Inc.	16,626	1,157,502
Workhorse Group, Inc. *(a)	51,388	504,116
XL Fleet Corp. *(a)	46,394	315,479
XPEL, Inc. *	7,865	597,583
		399,929,409

Banks 4.3%
1st Source Corp.	8,494	399,218
Allegiance Bancshares, Inc.	9,604	356,981
Altabancorp	6,202	257,507
Ameris Bancorp	33,023	1,626,053
Arrow Financial Corp.	8,437	310,903
Associated Banc-Corp.	74,272	1,531,489
Atlantic Union Bankshares Corp.	38,791	1,435,267
Axos Financial, Inc. *	23,850	1,156,248
Banc of California, Inc.	21,577	387,739
BancFirst Corp.	9,009	509,549
BancorpSouth Bank	48,086	1,410,362
Bank of America Corp.	3,658,182	152,729,099
Bank of Hawaii Corp.	19,125	1,602,866
Security	Number of Shares	Value ($)
Bank of Marin Bancorp	5,848	211,698
Bank OZK	58,531	2,483,470
BankUnited, Inc.	44,683	1,878,026
Banner Corp.	16,781	959,873
Berkshire Hills Bancorp, Inc.	23,458	601,229
BOK Financial Corp.	14,552	1,281,304
Bridgewater Bancshares, Inc. *	12,107	197,949
Brookline Bancorp, Inc.	36,959	553,276
Bryn Mawr Bank Corp.	9,671	394,577
Byline Bancorp, Inc.	11,459	281,891
Cadence BanCorp	61,078	1,313,788
Camden National Corp.	7,232	337,517
Capitol Federal Financial, Inc.	62,516	721,435
Carter Bankshares, Inc. *	10,761	131,177
Cathay General Bancorp	36,118	1,436,774
CBTX, Inc.	9,323	253,772
Central Pacific Financial Corp.	14,505	367,122
CIT Group, Inc.	47,733	2,645,363
Citigroup, Inc.	1,003,043	72,128,822
Citizens Financial Group, Inc.	205,512	8,999,370
City Holding Co.	8,044	626,628
Columbia Banking System, Inc.	35,436	1,288,453
Columbia Financial, Inc. *	24,597	443,484
Comerica, Inc.	67,618	4,997,646
Commerce Bancshares, Inc.	50,589	3,577,654
Community Bank System, Inc.	25,923	1,918,302
Community Trust Bancorp, Inc.	8,434	351,360
ConnectOne Bancorp, Inc.	16,074	459,877
CrossFirst Bankshares, Inc. *	22,628	299,142
Cullen/Frost Bankers, Inc.	27,077	3,092,735
Customers Bancorp, Inc. *	15,966	661,152
CVB Financial Corp.	61,791	1,258,065
Dime Community Bancshares, Inc.	18,676	616,308
Eagle Bancorp, Inc.	15,935	919,450
East West Bancorp, Inc.	68,576	5,029,364
Eastern Bankshares, Inc.	90,307	1,786,272
Enterprise Financial Services Corp.	18,175	816,239
Equity Bancshares, Inc., Class A *	7,798	250,160
Essent Group Ltd.	54,746	2,577,442
F.N.B. Corp.	156,156	1,823,902
FB Financial Corp.	15,146	623,864
Federal Agricultural Mortgage Corp., Class C	4,233	414,411
Fifth Third Bancorp	340,114	13,216,830
Finance Of America Cos., Inc., Class A *	13,341	73,376
Financial Institutions, Inc.	7,566	240,296
First BanCorp	107,484	1,368,271
First Bancorp (North Carolina)	15,481	646,487
First Bancshares, Inc.	8,979	363,829
First Busey Corp.	24,623	583,565
First Citizens BancShares, Inc., Class A	3,596	3,228,129
First Commonwealth Financial Corp.	49,212	665,346
First Community Bankshares, Inc.	9,421	294,312
First Financial Bancorp	46,291	1,088,301
First Financial Bankshares, Inc.	69,020	3,286,732
First Financial Corp.	5,941	240,195
First Foundation, Inc.	18,265	438,908
First Hawaiian, Inc.	63,418	1,769,996

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
First Horizon Corp.	269,009	4,409,058
First Interstate BancSystem, Inc., Class A	16,405	722,804
First Merchants Corp.	26,249	1,080,146
First Mid Bancshares, Inc.	6,408	262,087
First Midwest Bancorp, Inc.	55,366	1,037,005
First Republic Bank	85,253	16,960,232
Flagstar Bancorp, Inc.	22,763	1,125,858
Flushing Financial Corp.	13,479	309,073
Fulton Financial Corp.	80,285	1,272,517
German American Bancorp, Inc.	11,538	431,060
Glacier Bancorp, Inc.	46,456	2,474,247
Great Southern Bancorp, Inc.	4,925	268,265
Great Western Bancorp, Inc.	25,309	783,567
Hancock Whitney Corp.	41,985	1,929,631
Hanmi Financial Corp.	14,320	276,090
Harborone Bancorp, Inc.	24,873	351,455
HBT Financial, Inc.	4,589	75,030
Heartland Financial USA, Inc.	18,469	868,597
Heritage Commerce Corp.	28,496	321,150
Heritage Financial Corp.	20,095	511,418
Hilltop Holdings, Inc.	31,333	1,048,716
Home BancShares, Inc.	73,571	1,629,598
HomeStreet, Inc.	11,164	456,049
HomeTrust Bancshares, Inc.	7,067	196,604
Hope Bancorp, Inc.	64,804	893,647
Horizon Bancorp, Inc.	19,877	354,804
Huntington Bancshares, Inc.	715,594	11,113,175
Independent Bank Corp.	15,852	1,215,848
Independent Bank Group, Inc.	17,767	1,251,330
International Bancshares Corp.	26,353	1,103,664
Investors Bancorp, Inc.	109,800	1,571,238
JPMorgan Chase & Co.	1,468,273	234,850,266
Kearny Financial Corp.	30,118	382,197
KeyCorp	468,320	9,516,262
Lakeland Bancorp, Inc.	23,154	390,840
Lakeland Financial Corp.	12,304	817,109
Live Oak Bancshares, Inc.	15,029	919,925
Luther Burbank Corp.	7,049	91,426
M&T Bank Corp.	62,590	8,763,226
Mercantile Bank Corp.	8,564	267,197
Merchants Bancorp	8,301	304,398
Meridian Bancorp, Inc.	27,213	565,486
Meta Financial Group, Inc.	15,166	746,016
Metrocity Bankshares, Inc.	9,877	204,553
MGIC Investment Corp.	164,641	2,514,068
Midland States Bancorp, Inc.	10,270	259,831
Mr Cooper Group, Inc. *	33,355	1,296,842
National Bank Holdings Corp., Class A	15,438	578,925
NBT Bancorp, Inc.	21,820	782,465
New York Community Bancorp, Inc.	224,640	2,812,493
Nicolet Bankshares, Inc. *	4,101	313,357
NMI Holdings, Inc., Class A *	40,522	914,582
Northfield Bancorp, Inc.	20,557	347,413
Northwest Bancshares, Inc.	64,992	846,196
OceanFirst Financial Corp.	29,777	633,059
Ocwen Financial Corp. *	4,623	130,831
OFG Bancorp	25,561	608,607
Old National Bancorp	79,994	1,332,700
Origin Bancorp, Inc.	9,988	411,006
Pacific Premier Bancorp, Inc.	44,707	1,786,492
PacWest Bancorp	55,914	2,379,141
Park National Corp.	6,892	808,018
Peapack-Gladstone Financial Corp.	8,214	273,608
PennyMac Financial Services, Inc.	18,393	1,224,054
People's United Financial, Inc.	205,452	3,375,576
Peoples Bancorp, Inc.	9,692	302,778
Peoples Financial Services Corp.	2,611	120,341
Pinnacle Financial Partners, Inc.	37,147	3,600,287
Security	Number of Shares	Value ($)
Popular, Inc.	38,557	2,928,019
Preferred Bank	7,096	453,363
Premier Financial Corp.	18,714	568,906
Prosperity Bancshares, Inc.	44,534	3,112,036
Provident Financial Services, Inc.	36,576	807,232
QCR Holdings, Inc.	8,205	426,250
Radian Group, Inc.	91,638	2,165,406
Red River Bancshares, Inc.	2,627	131,770
Regions Financial Corp.	469,714	9,596,257
Renasant Corp.	28,196	989,680
Republic Bancorp, Inc., Class A	3,793	190,143
Rocket Cos., Inc., Class A	66,521	1,154,139
S&T Bancorp, Inc.	19,619	584,646
Sandy Spring Bancorp, Inc.	21,847	951,874
Seacoast Banking Corp. of Florida	28,514	910,737
ServisFirst Bancshares, Inc.	22,084	1,621,407
Signature Bank	27,853	7,223,118
Simmons First National Corp., Class A	51,695	1,501,740
South State Corp.	34,390	2,358,466
Southside Bancshares, Inc.	15,948	601,080
Sterling Bancorp	91,225	2,088,140
Stock Yards Bancorp, Inc.	10,130	522,505
SVB Financial Group *	28,481	15,935,120
Synovus Financial Corp.	70,947	3,057,816
Texas Capital Bancshares, Inc. *	23,972	1,629,856
TFS Financial Corp.	22,946	458,691
The Bancorp, Inc. *	24,606	606,784
The First of Long Island Corp.	9,731	206,297
The PNC Financial Services Group, Inc.	206,289	39,421,828
Tompkins Financial Corp.	6,030	479,928
Towne Bank	32,811	999,751
TriCo Bancshares	14,203	561,729
TriState Capital Holdings, Inc. *	14,875	300,624
Triumph Bancorp, Inc. *	10,875	894,143
Truist Financial Corp.	653,599	37,294,359
TrustCo Bank Corp.	10,014	321,349
Trustmark Corp.	31,326	990,528
U.S. Bancorp	658,221	37,775,303
UMB Financial Corp.	20,981	1,921,440
Umpqua Holdings Corp.	106,889	2,081,129
United Bankshares, Inc.	65,655	2,385,246
United Community Banks, Inc.	41,970	1,266,235
Univest Financial Corp.	14,872	402,734
UWM Holdings Corp. (a)	26,723	196,414
Valley National Bancorp	195,682	2,551,693
Veritex Holdings, Inc.	24,352	874,967
Walker & Dunlop, Inc.	14,958	1,661,086
Washington Federal, Inc.	36,619	1,219,413
Washington Trust Bancorp, Inc.	9,413	501,336
Waterstone Financial, Inc.	10,080	204,422
Webster Financial Corp.	44,774	2,261,982
Wells Fargo & Co.	2,006,217	91,684,117
WesBanco, Inc.	32,811	1,115,574
Westamerica BanCorp	13,424	761,678
Western Alliance Bancorp	49,924	4,870,585
Wintrust Financial Corp.	28,396	2,125,157
WSFS Financial Corp.	24,251	1,101,238
Zions Bancorp NA	79,385	4,596,392
		969,607,589

Capital Goods 6.0%
3M Co.	281,254	54,771,404
A.O. Smith Corp.	64,959	4,723,819
AAON, Inc.	19,779	1,347,148
AAR Corp. *	16,616	562,452
Acuity Brands, Inc.	17,244	3,182,035
Advanced Drainage Systems, Inc.	24,571	2,804,780

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Advent Technologies Holdings, Inc. *(a)	17,127	126,740
AECOM *	71,005	4,655,088
Aerojet Rocketdyne Holdings, Inc.	35,812	1,486,914
AeroVironment, Inc. *	11,318	1,158,510
AGCO Corp.	29,993	4,127,637
Air Lease Corp.	51,772	2,057,419
Alamo Group, Inc.	4,571	708,551
Albany International Corp., Class A	14,808	1,159,911
Allegion plc	43,491	6,262,269
Allison Transmission Holdings, Inc.	53,024	1,960,828
Altra Industrial Motion Corp.	29,863	1,748,777
Ameresco, Inc., Class A *	10,763	744,261
American Woodmark Corp. *	8,648	609,338
AMETEK, Inc.	111,823	15,204,573
API Group Corp. *	74,701	1,732,316
Apogee Enterprises, Inc.	12,873	553,282
Applied Industrial Technologies, Inc.	18,683	1,659,237
Arcosa, Inc.	24,064	1,222,933
Argan, Inc.	6,765	313,220
Armstrong World Industries, Inc.	23,186	2,409,721
Array Technologies, Inc. *	52,771	1,006,343
Astec Industries, Inc.	11,050	675,597
Astronics Corp. *	14,250	190,380
Atkore, Inc. *	23,034	2,136,864
Axon Enterprise, Inc. *	31,467	5,722,903
AZEK Co., Inc. *	68,287	2,901,515
AZZ, Inc.	12,490	668,840
Babcock & Wilcox Enterprises, Inc. *	29,058	212,123
Barnes Group, Inc.	23,379	1,114,477
Beacon Roofing Supply, Inc. *	26,657	1,372,302
Bloom Energy Corp., Class A *	59,591	1,276,439
Boise Cascade Co.	19,641	1,136,232
Builders FirstSource, Inc. *	100,840	5,373,764
BWX Technologies, Inc.	45,997	2,641,608
Byrna Technologies, Inc. *	6,412	187,743
CAI International, Inc.	7,893	441,771
Carlisle Cos., Inc.	25,117	5,293,157
Carrier Global Corp.	396,343	22,829,357
Caterpillar, Inc.	265,839	56,057,470
ChargePoint Holdings, Inc. *(a)	79,066	1,672,246
Chart Industries, Inc. *	17,105	3,222,240
CIRCOR International, Inc. *	9,772	349,349
Colfax Corp. *	56,611	2,726,952
Columbus McKinnon Corp.	13,426	618,267
Comfort Systems USA, Inc.	17,699	1,344,770
Construction Partners, Inc., Class A *	17,057	570,898
Cornerstone Building Brands, Inc. *	19,843	329,791
Crane Co.	23,874	2,429,657
CSW Industrials, Inc.	6,654	883,585
Cummins, Inc.	70,801	16,707,620
Curtiss-Wright Corp.	19,960	2,430,729
Deere & Co.	151,306	57,198,207
Desktop Metal, Inc., Class A *(a)	72,082	598,281
Donaldson Co., Inc.	61,128	4,141,422
Douglas Dynamics, Inc.	10,602	421,323
Dover Corp.	69,709	12,154,461
DXP Enterprises, Inc. *	7,382	221,312
Dycom Industries, Inc. *	14,837	1,117,671
Eaton Corp. plc	193,054	32,502,571
EMCOR Group, Inc.	26,704	3,244,536
Emerson Electric Co.	290,560	30,654,080
Encore Wire Corp.	10,067	855,796
Energy Recovery, Inc. *	19,496	398,303
Enerpac Tool Group Corp.	30,869	776,664
EnerSys	20,809	1,760,233
EnPro Industries, Inc.	10,316	882,121
Eos Energy Enterprises, Inc. *(a)	16,034	207,159
ESCO Technologies, Inc.	12,985	1,170,208
Security	Number of Shares	Value ($)
Evoqua Water Technologies Corp. *	57,511	2,238,328
Fastenal Co.	278,994	15,581,815
Federal Signal Corp.	29,124	1,183,308
Flowserve Corp.	62,618	2,433,962
Fluor Corp. *	60,574	1,009,163
Fortive Corp.	164,534	12,154,127
Fortune Brands Home & Security, Inc.	66,923	6,516,293
Franklin Electric Co., Inc.	19,321	1,641,899
FTC Solar, Inc. *	9,797	106,297
FuelCell Energy, Inc. *	154,801	965,958
Gates Industrial Corp. plc *	45,390	743,488
GATX Corp.	17,054	1,563,511
Generac Holdings, Inc. *	30,511	13,332,697
General Dynamics Corp.	110,973	22,229,002
General Electric Co.	532,501	56,130,930
Gibraltar Industries, Inc. *	15,851	1,183,436
Global Industrial Co.	8,588	330,552
GMS, Inc. *	20,755	1,025,505
Graco, Inc.	82,255	6,450,437
GrafTech International Ltd.	77,764	860,847
Graham Corp.	4,832	57,984
Granite Construction, Inc.	23,067	935,136
Great Lakes Dredge & Dock Corp. *	31,721	479,304
Griffon Corp.	21,991	532,182
H&E Equipment Services, Inc.	14,475	492,874
HEICO Corp.	20,688	2,623,652
HEICO Corp., Class A	35,351	4,038,498
Helios Technologies, Inc.	15,584	1,271,966
Herc Holdings, Inc. *	12,424	1,633,135
Hexcel Corp. *	41,323	2,343,427
Hillenbrand, Inc.	37,754	1,752,541
Honeywell International, Inc.	336,874	78,124,449
Howmet Aerospace, Inc.	189,343	6,011,640
Hubbell, Inc.	26,446	5,450,785
Huntington Ingalls Industries, Inc.	19,490	3,979,273
Hydrofarm Holdings Group, Inc. *	6,584	332,887
Hyliion Holdings Corp. *(a)	50,016	441,641
Hyster-Yale Materials Handling, Inc.	4,812	282,031
IDEX Corp.	36,906	8,266,944
IES Holdings, Inc. *	9,826	480,491
Illinois Tool Works, Inc.	139,698	32,530,076
Ingersoll Rand, Inc. *	188,431	9,990,612
Insteel Industries, Inc.	8,890	328,930
ITT, Inc.	42,254	4,042,440
JELD-WEN Holding, Inc. *	44,705	1,231,176
John Bean Technologies Corp.	15,364	2,241,454
Johnson Controls International plc	347,501	25,993,075
Kadant, Inc.	5,319	1,112,309
Kaman Corp.	14,375	561,775
Kennametal, Inc.	41,011	1,524,789
Kratos Defense & Security Solutions, Inc. *	59,674	1,475,141
L.B. Foster Co., Class A *	5,651	96,350
L3Harris Technologies, Inc.	99,444	23,171,446
Lennox International, Inc.	16,763	5,618,622
Lincoln Electric Holdings, Inc.	29,085	4,060,557
Lindsay Corp.	5,512	908,102
Lockheed Martin Corp.	118,652	42,690,990
Lydall, Inc. *	7,705	477,556
Masco Corp.	123,419	7,494,002
Masonite International Corp. *	11,990	1,434,963
MasTec, Inc. *	27,291	2,495,489
Matrix Service Co. *	14,682	165,613
Maxar Technologies, Inc.	34,476	1,095,992
McGrath RentCorp	12,307	858,782
Mercury Systems, Inc. *	27,528	1,386,861
Meritor, Inc. *	34,659	822,111
Moog, Inc., Class A	14,164	1,125,188

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
MRC Global, Inc. *	26,482	217,152
MSC Industrial Direct Co., Inc., Class A	22,694	1,911,062
Mueller Industries, Inc.	28,110	1,253,987
Mueller Water Products, Inc., Class A	76,810	1,276,582
MYR Group, Inc. *	7,658	796,509
National Presto Industries, Inc.	2,248	187,798
Nikola Corp. *(a)	66,898	697,746
NN, Inc. *	23,354	127,046
Nordson Corp.	26,227	6,257,762
Northrop Grumman Corp.	72,631	26,706,419
NOW, Inc. *	55,186	423,828
NV5 Global, Inc. *	5,600	591,640
nVent Electric plc	82,450	2,832,982
Omega Flex, Inc.	1,630	247,760
Oshkosh Corp.	33,119	3,794,775
Otis Worldwide Corp.	195,356	18,015,730
Owens Corning	50,270	4,803,299
PACCAR, Inc.	168,149	13,766,359
PAE, Inc. *	29,879	199,891
Park Aerospace Corp.	7,804	113,782
Park-Ohio Holdings Corp.	4,831	124,543
Parker-Hannifin Corp.	62,638	18,582,815
Parsons Corp. *	11,531	408,543
Pentair plc	80,811	6,235,377
PGT Innovations, Inc. *	30,100	639,023
Plug Power, Inc. *	248,191	6,467,857
Powell Industries, Inc.	3,838	97,101
Preformed Line Products Co.	1,622	113,735
Primoris Services Corp.	23,533	604,798
Proto Labs, Inc. *	13,700	1,015,992
Quanex Building Products Corp.	16,660	392,510
Quanta Services, Inc.	67,935	6,936,164
Raven Industries, Inc. *	17,804	1,038,863
Raytheon Technologies Corp.	734,846	62,285,547
RBC Bearings, Inc. *	12,124	2,806,949
Regal Beloit Corp.	19,546	2,920,563
Resideo Technologies, Inc. *	68,851	2,219,756
REV Group, Inc.	12,977	211,006
Rexnord Corp.	58,019	3,525,234
Rockwell Automation, Inc.	56,476	18,380,114
Romeo Power, Inc. *(a)	42,433	206,649
Roper Technologies, Inc.	51,071	24,681,593
Rush Enterprises, Inc., Class A	20,220	891,702
Rush Enterprises, Inc., Class B	3,395	143,914
Sensata Technologies Holding plc *	76,578	4,531,886
Shoals Technologies Group, Inc., Class A *	43,918	1,430,409
Shyft Group, Inc.	15,431	679,118
Simpson Manufacturing Co., Inc.	21,108	2,388,370
SiteOne Landscape Supply, Inc. *	21,384	4,278,938
Snap-on, Inc.	26,537	5,969,498
Spirit AeroSystems Holdings, Inc., Class A	51,208	2,009,402
SPX Corp. *	21,524	1,344,820
SPX FLOW, Inc.	20,362	1,639,752
Standex International Corp.	6,240	619,258
Stanley Black & Decker, Inc.	78,386	15,149,662
Stem, Inc. *	53,717	1,342,388
Sunrun, Inc. *	79,409	3,513,848
Tennant Co.	9,349	691,639
Terex Corp.	33,674	1,719,058
Textron, Inc.	108,691	7,898,575
The Boeing Co. *	266,745	58,550,528
The Gorman-Rupp Co.	8,934	313,315
The Greenbrier Cos., Inc.	15,722	693,340
The Manitowoc Co., Inc. *	17,486	424,036
The Middleby Corp. *	26,908	4,922,550
The Timken Co.	32,971	2,424,687
Security	Number of Shares	Value ($)
The Toro Co.	52,013	5,718,309
Thermon Group Holdings, Inc. *	15,903	265,580
Titan International, Inc. *	26,194	217,672
Titan Machinery, Inc. *	9,916	284,788
TPI Composites, Inc. *	15,835	574,969
Trane Technologies plc	115,952	23,016,472
TransDigm Group, Inc. *	26,556	16,131,973
Trex Co., Inc. *	55,791	6,123,620
TriMas Corp. *	21,846	701,475
Trinity Industries, Inc.	40,991	1,189,969
Triton International Ltd.	33,099	1,811,177
Triumph Group, Inc. *	30,683	566,408
Tutor Perini Corp. *	20,914	301,580
UFP Industries, Inc.	30,285	2,273,798
United Rentals, Inc. *	35,028	12,352,624
Univar Solutions, Inc. *	82,184	1,940,364
Valmont Industries, Inc.	10,238	2,547,829
Veritiv Corp. *	5,601	502,242
Vertiv Holdings Co.	119,270	3,359,836
Vicor Corp. *	10,442	1,288,230
View, Inc. *(a)	29,908	149,839
Virgin Galactic Holdings, Inc. *(a)	64,525	1,749,273
W.W. Grainger, Inc.	21,247	9,214,824
Wabash National Corp.	24,606	382,377
Watsco, Inc.	15,905	4,428,270
Watts Water Technologies, Inc., Class A	13,467	2,310,533
Welbilt, Inc. *	63,812	1,493,201
WESCO International, Inc. *	21,687	2,537,813
Westinghouse Air Brake Technologies Corp.	86,012	7,723,018
WillScot Mobile Mini Holdings Corp. *	97,346	2,881,442
Woodward, Inc.	28,218	3,412,685
Xylem, Inc.	87,295	11,899,181
		1,349,308,201

Commercial & Professional Services 1.2%
ABM Industries, Inc.	33,170	1,642,578
Acacia Research Corp. *	22,417	136,520
ACCO Brands Corp.	51,056	478,395
ADT, Inc.	73,844	632,105
ASGN, Inc. *	25,409	2,850,636
Barrett Business Services, Inc.	3,846	298,065
Booz Allen Hamilton Holding Corp.	65,550	5,369,200
Brady Corp., Class A	23,383	1,247,015
BrightView Holdings, Inc. *	15,151	232,265
CACI International, Inc., Class A *	11,575	2,981,025
Casella Waste Systems, Inc., Class A *	23,809	1,761,628
CBIZ, Inc. *	24,843	847,395
Cimpress plc *	9,465	898,986
Cintas Corp.	42,824	16,948,454
Clarivate plc *	126,604	3,189,155
Clean Harbors, Inc. *	24,004	2,463,290
Copart, Inc. *	100,960	14,570,547
CoreCivic, Inc. *	59,675	580,041
CoStar Group, Inc. *	191,312	16,211,779
Covanta Holding Corp.	59,012	1,183,191
Deluxe Corp.	20,183	774,018
Driven Brands Holdings, Inc. *	21,121	631,095
Dun & Bradstreet Holdings, Inc. *	68,533	1,256,210
Ennis, Inc.	13,392	259,939
Equifax, Inc.	58,962	16,052,994
Exponent, Inc.	25,428	2,972,533
Forrester Research, Inc. *	5,170	245,833
Franklin Covey Co. *	5,138	223,349
FTI Consulting, Inc. *	16,510	2,306,612
GP Strategies Corp. *	6,252	129,291
Harsco Corp. *	37,347	681,209

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Healthcare Services Group, Inc.	36,344	950,759
Heidrick & Struggles International, Inc.	8,967	387,554
Heritage-Crystal Clean, Inc. *	8,691	256,732
Herman Miller, Inc.	36,028	1,514,257
HNI Corp.	21,238	804,708
Huron Consulting Group, Inc. *	11,336	559,658
IAA, Inc. *	65,173	3,461,990
ICF International, Inc.	8,294	776,816
IHS Markit Ltd.	181,625	21,903,975
Insperity, Inc.	17,168	1,894,317
Interface, Inc.	27,254	391,913
Jacobs Engineering Group, Inc.	63,433	8,560,918
KAR Auction Services, Inc. *	59,060	998,705
KBR, Inc.	69,439	2,703,955
Kelly Services, Inc., Class A	15,565	302,584
Kforce, Inc.	8,754	511,409
Kimball International, Inc., Class B	18,718	233,413
Korn Ferry	26,640	1,883,182
Leidos Holdings, Inc.	64,677	6,345,460
ManpowerGroup, Inc.	26,404	3,205,974
ManTech International Corp., Class A	13,478	1,067,053
Matthews International Corp., Class A	14,608	540,934
Mistras Group, Inc. *	8,854	93,941
MSA Safety, Inc.	17,586	2,863,704
Nielsen Holdings plc	173,206	3,717,001
Pitney Bowes, Inc.	83,940	627,032
Quad/Graphics, Inc. *	23,577	97,609
Republic Services, Inc.	102,046	12,666,970
Resources Connection, Inc.	13,123	207,343
Robert Half International, Inc.	55,122	5,699,615
Rollins, Inc.	107,519	4,184,639
Science Applications International Corp.	28,085	2,365,600
SP Plus Corp. *	10,713	346,994
Steelcase, Inc., Class A	41,938	590,906
Stericycle, Inc. *	44,353	3,086,969
Team, Inc. *	10,789	48,335
Tetra Tech, Inc.	26,094	3,753,361
The Brink's Co.	23,881	1,866,539
TransUnion	92,874	11,286,977
TriNet Group, Inc. *	19,959	1,837,825
TrueBlue, Inc. *	15,883	434,082
UniFirst Corp.	7,608	1,742,765
Upwork, Inc. *	44,782	2,002,203
US Ecology, Inc. *	15,510	556,033
Verisk Analytics, Inc.	78,689	15,876,293
Viad Corp. *	10,208	440,883
Vidler Water Resouces, Inc. *	12,656	188,448
VSE Corp.	4,578	228,854
Waste Management, Inc.	188,162	29,185,808
		265,308,348

Consumer Durables & Apparel 1.5%
Acushnet Holdings Corp.	16,882	843,425
American Outdoor Brands, Inc. *	6,881	191,498
AMMO, Inc. *(a)	40,345	296,536
Beazer Homes USA, Inc. *	12,920	241,733
Brunswick Corp.	37,936	3,674,860
Callaway Golf Co. *	56,119	1,574,699
Capri Holdings Ltd. *	73,176	4,135,176
Carter's, Inc.	21,738	2,225,536
Casper Sleep, Inc. *	9,067	45,154
Cavco Industries, Inc. *	4,298	1,098,139
Century Communities, Inc.	14,154	992,195
Columbia Sportswear Co.	14,676	1,497,099
Crocs, Inc. *	32,092	4,583,379
D.R. Horton, Inc.	158,669	15,171,930
Deckers Outdoor Corp. *	13,445	5,626,060
Security	Number of Shares	Value ($)
Dream Finders Homes, Inc., Class A *(a)	4,992	103,834
Ethan Allen Interiors, Inc.	12,038	289,153
Fossil Group, Inc. *	24,823	332,628
G-III Apparel Group Ltd. *	21,659	669,913
Garmin Ltd.	72,372	12,623,848
GoPro, Inc., Class A *	62,298	621,111
Green Brick Partners, Inc. *	23,690	592,013
Hanesbrands, Inc.	168,203	3,142,032
Hasbro, Inc.	62,151	6,110,065
Hayward Holdings, Inc. *	19,728	413,302
Helen of Troy Ltd. *	11,825	2,828,422
Installed Building Products, Inc.	11,442	1,420,868
iRobot Corp. *(a)	13,991	1,134,950
Johnson Outdoors, Inc., Class A	3,145	361,015
KB Home	43,130	1,855,884
Kontoor Brands, Inc.	23,095	1,246,206
La-Z-Boy, Inc.	23,118	809,361
Latham Group, Inc. *	9,732	213,812
Legacy Housing Corp. *	2,600	50,960
Leggett & Platt, Inc.	64,914	3,141,188
Lennar Corp., Class A	139,637	14,984,447
Levi Strauss & Co., Class A	41,239	1,080,874
LGI Homes, Inc. *	11,027	1,767,959
Lululemon Athletica, Inc. *	57,490	23,005,773
M.D.C Holdings, Inc.	27,027	1,412,161
M/I Homes, Inc. *	14,520	934,943
Malibu Boats, Inc., Class A *	9,985	714,926
Marine Products Corp.	14,337	203,299
Mattel, Inc. *	169,233	3,613,125
Meritage Homes Corp. *	18,355	2,047,317
Mohawk Industries, Inc. *	28,379	5,612,231
Movado Group, Inc.	8,740	315,864
Newell Brands, Inc.	184,762	4,694,802
NIKE, Inc., Class B	618,533	101,897,126
NVR, Inc. *	1,662	8,609,060
Oxford Industries, Inc.	8,310	750,393
Peloton Interactive, Inc., Class A *	130,416	13,066,379
Polaris, Inc.	28,220	3,379,627
PulteGroup, Inc.	128,312	6,910,884
Purple Innovation, Inc. *	28,688	699,987
PVH Corp. *	34,263	3,590,420
Ralph Lauren Corp.	23,572	2,737,416
Skechers U.S.A., Inc., Class A *	65,015	3,278,706
Skyline Champion Corp. *	24,700	1,549,184
Smith & Wesson Brands, Inc.	25,638	618,645
Sonos, Inc. *	48,927	1,943,870
Steven Madden Ltd.	37,909	1,534,177
Sturm Ruger & Co., Inc.	8,685	679,080
Tapestry, Inc. *	134,499	5,423,000
Taylor Morrison Home Corp., Class A *	63,229	1,776,103
Tempur Sealy International, Inc.	88,807	3,969,673
Toll Brothers, Inc.	53,905	3,453,154
TopBuild Corp. *	15,995	3,499,546
Tri Pointe Homes, Inc. *	57,057	1,356,245
Tupperware Brands Corp. *	24,359	581,449
Under Armour, Inc., Class A *	92,481	2,140,010
Under Armour, Inc., Class C *	94,441	1,894,486
Unifi, Inc. *	6,672	155,057
Universal Electronics, Inc. *	7,432	375,465
Vera Bradley, Inc. *	9,342	107,059
VF Corp.	155,586	11,897,661
Vista Outdoor, Inc. *	27,220	1,111,937
Vizio Holding Corp., Class A *(a)	5,838	119,154
Whirlpool Corp.	30,413	6,737,392
Wolverine World Wide, Inc.	40,244	1,443,150
YETI Holdings, Inc. *	36,400	3,615,976
		341,447,176

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Consumer Services 2.2%
2U, Inc. *	36,622	1,356,113
Accel Entertainment, Inc. *	26,181	301,605
Adtalem Global Education, Inc. *	22,866	846,042
Airbnb, Inc., Class A *	71,389	11,064,581
American Public Education, Inc. *	8,940	235,122
Aramark	122,722	4,269,498
Bally's Corp. *	14,039	705,319
Biglari Holdings, Inc., Class B *	634	110,855
BJ's Restaurants, Inc. *	11,723	501,275
Bloomin' Brands, Inc. *	38,488	1,031,094
Bluegreen Vacations Holding Corp. *	6,102	139,675
Booking Holdings, Inc. *	19,961	45,903,713
Boyd Gaming Corp. *	39,392	2,417,487
Bright Horizons Family Solutions, Inc. *	29,460	4,294,090
Brinker International, Inc. *	22,374	1,191,863
Caesars Entertainment, Inc. *	100,979	10,262,496
Carnival Corp. *	387,843	9,362,530
Carriage Services, Inc.	7,343	339,467
Carrols Restaurant Group, Inc.	14,310	59,386
Chegg, Inc. *	69,057	5,746,924
Chipotle Mexican Grill, Inc. *	13,698	26,071,814
Choice Hotels International, Inc.	14,049	1,676,889
Churchill Downs, Inc.	16,698	3,514,929
Chuy's Holdings, Inc. *	9,348	301,566
Coursera, Inc. *	7,946	305,683
Cracker Barrel Old Country Store, Inc.	11,288	1,620,731
Darden Restaurants, Inc.	63,858	9,620,208
Dave & Buster's Entertainment, Inc. *	24,018	898,754
Denny's Corp. *	28,995	479,577
Diamond Resorts International, Inc. - Escrow *(a)(b)	22,324	5,675
Dine Brands Global, Inc. *	8,556	707,752
Domino's Pizza, Inc.	18,886	9,761,985
DraftKings, Inc., Class A *	156,800	9,296,672
El Pollo Loco Holdings, Inc. *	7,837	142,163
Everi Holdings, Inc. *	41,020	933,205
Expedia Group, Inc. *	68,602	9,912,989
Fiesta Restaurant Group, Inc. *	7,695	92,417
frontdoor, Inc. *	41,932	1,829,074
GAN Ltd. *	7,388	126,335
Golden Entertainment, Inc. *	9,353	446,325
Golden Nugget Online Gaming, Inc. *	23,489	507,362
Graham Holdings Co., Class B	1,942	1,197,845
Grand Canyon Education, Inc. *	22,352	1,992,457
H&R Block, Inc.	88,868	2,279,464
Hilton Grand Vacations, Inc. *	41,954	1,832,970
Hilton Worldwide Holdings, Inc. *	135,480	16,916,033
Houghton Mifflin Harcourt Co. *	61,097	822,977
Hyatt Hotels Corp., Class A *	18,637	1,371,497
Jack in the Box, Inc.	11,400	1,207,944
Las Vegas Sands Corp. *	159,077	7,096,425
Laureate Education, Inc., Class A *	53,473	851,825
Lindblad Expeditions Holdings, Inc. *	15,142	222,739
Marriott International, Inc., Class A *	129,176	17,456,845
Marriott Vacations Worldwide Corp. *	20,631	3,085,366
McDonald's Corp.	361,864	85,928,225
MGM Resorts International	197,096	8,400,231
Monarch Casino & Resort, Inc. *	5,984	379,206
Noodles & Co. *	13,757	173,201
Norwegian Cruise Line Holdings Ltd. *	180,453	4,662,905
OneSpaWorld Holdings Ltd. *	27,612	289,926
Papa John's International, Inc.	15,844	2,020,585
Penn National Gaming, Inc. *	71,608	5,807,409
Perdoceo Education Corp. *	35,688	391,854
Planet Fitness, Inc., Class A *	40,497	3,292,406
Playa Hotels & Resorts N.V. *	44,575	325,843
Security	Number of Shares	Value ($)
PlayAGS, Inc. *	20,914	171,286
Red Rock Resorts, Inc., Class A *	31,692	1,483,503
Regis Corp. *	13,429	72,785
Royal Caribbean Cruises Ltd. *	106,348	8,798,170
Rush Street Interactive, Inc. *	30,002	446,430
Ruth's Hospitality Group, Inc. *	16,915	346,588
Scientific Games Corp., Class A *	27,161	1,965,098
SeaWorld Entertainment, Inc. *	24,761	1,217,994
Service Corp. International	81,776	5,132,262
Shake Shack, Inc., Class A *	17,615	1,528,101
Six Flags Entertainment Corp. *	36,556	1,544,125
Starbucks Corp.	571,720	67,171,383
Strategic Education, Inc.	11,847	927,383
Stride, Inc. *	21,375	731,880
Target Hospitality Corp. *	17,988	71,592
Terminix Global Holdings, Inc. *	62,141	2,586,930
Texas Roadhouse, Inc.	31,416	2,984,520
The Cheesecake Factory, Inc. *	23,444	1,093,663
The Wendy's Co.	84,390	1,942,658
Travel & Leisure Co.	42,270	2,314,705
Vail Resorts, Inc. *	19,545	5,958,293
Vivint Smart Home, Inc. *	19,806	241,633
Wingstop, Inc.	14,506	2,494,017
WW International, Inc. *	23,140	500,981
Wyndham Hotels & Resorts, Inc.	45,331	3,295,564
Wynn Resorts Ltd. *	51,062	5,192,495
Yum! Brands, Inc.	144,504	18,934,359
		485,545,816

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	20,287	3,451,022
AGNC Investment Corp.	257,565	4,200,885
Alerus Financial Corp.	6,929	206,900
Ally Financial, Inc.	180,687	9,558,342
American Express Co.	315,551	52,368,844
Ameriprise Financial, Inc.	56,175	15,330,719
Annaly Capital Management, Inc.	677,472	5,887,232
Apollo Commercial Real Estate Finance, Inc.	62,181	966,915
Apollo Global Management, Inc.	103,110	6,163,916
Arbor Realty Trust, Inc.	60,822	1,111,826
Ares Management Corp., Class A	53,198	4,105,822
ARMOUR Residential REIT, Inc.	38,217	415,037
Artisan Partners Asset Management, Inc., Class A	29,412	1,528,248
Assetmark Financial Holdings, Inc. *	8,485	227,992
B. Riley Financial, Inc.	8,210	538,083
Berkshire Hathaway, Inc., Class B *	919,249	262,693,787
BGC Partners, Inc., Class A	170,336	877,230
BlackRock, Inc.	68,859	64,954,006
Blackstone Mortgage Trust, Inc., Class A	70,769	2,321,931
Blackstone, Inc.	331,985	41,740,474
Blucora, Inc. *	23,720	389,245
Brightsphere Investment Group, Inc.	27,958	760,178
BrightSpire Capital, Inc.	42,849	429,347
Broadmark Realty Capital, Inc.	61,097	642,129
Cannae Holdings, Inc. *	41,950	1,339,044
Capital One Financial Corp.	218,962	36,341,123
Capstead Mortgage Corp.	43,186	297,552
Cboe Global Markets, Inc.	51,590	6,508,079
Chimera Investment Corp.	112,731	1,727,039
CME Group, Inc.	174,376	35,175,127
Cohen & Steers, Inc.	11,452	1,004,455
Coinbase Global, Inc., Class A *	13,077	3,386,943
Cowen, Inc., Class A	13,512	486,972
Credit Acceptance Corp. *	5,569	3,228,238
Curo Group Holdings Corp.	6,572	107,584

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Diamond Hill Investment Group, Inc.	1,690	309,321
Discover Financial Services	147,576	18,922,195
Donnelley Financial Solutions, Inc. *	14,821	494,280
Dynex Capital, Inc.	11,976	212,694
Ellington Financial, Inc.	20,904	387,142
Encore Capital Group, Inc. *	14,516	714,332
Enova International, Inc. *	17,274	569,697
Equitable Holdings, Inc.	186,161	5,772,853
Evercore, Inc., Class A	19,605	2,737,642
EZCORP, Inc., Class A *	31,214	215,064
FactSet Research Systems, Inc.	18,373	6,985,782
Federated Hermes, Inc.	45,793	1,549,177
FirstCash, Inc.	20,289	1,738,564
Focus Financial Partners, Inc., Class A *	24,347	1,263,122
Franklin Resources, Inc.	131,177	4,255,382
Granite Point Mortgage Trust, Inc.	25,861	355,847
Green Dot Corp., Class A *	26,000	1,358,240
Greenhill & Co., Inc.	8,946	131,864
Hamilton Lane, Inc., Class A	15,904	1,368,857
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38,089	2,299,433
Houlihan Lokey, Inc.	24,614	2,220,183
Interactive Brokers Group, Inc., Class A	39,142	2,530,139
Intercontinental Exchange, Inc.	273,096	32,643,165
Invesco Ltd.	183,433	4,644,524
Invesco Mortgage Capital, Inc. (a)	133,456	416,383
Janus Henderson Group plc	83,409	3,616,614
Jefferies Financial Group, Inc.	97,280	3,595,469
KKR & Co., Inc.	281,705	18,110,814
KKR Real Estate Finance Trust, Inc.	14,234	303,611
Ladder Capital Corp., Class A	58,678	669,516
Lazard Ltd., Class A	53,818	2,550,973
LendingClub Corp. *	47,519	1,475,940
LendingTree, Inc. *	5,256	875,807
LPL Financial Holdings, Inc.	38,873	5,747,373
MarketAxess Holdings, Inc.	18,579	8,842,118
MFA Financial, Inc.	220,093	1,056,446
Moelis & Co., Class A	29,483	1,826,472
Moody's Corp.	78,176	29,767,076
Morgan Stanley	722,457	75,446,185
Morningstar, Inc.	10,511	2,816,843
MSCI, Inc.	40,007	25,387,642
Nasdaq, Inc.	55,550	10,875,579
Navient Corp.	87,860	2,039,231
Nelnet, Inc., Class A	10,538	852,313
New Residential Investment Corp.	222,482	2,429,503
New York Mortgage Trust, Inc.	176,943	782,088
Northern Trust Corp.	101,058	11,977,394
OneMain Holdings, Inc.	51,575	2,982,582
Open Lending Corp., Class A *	47,713	1,763,950
Oportun Financial Corp. *	9,401	237,375
PennyMac Mortgage Investment Trust	50,269	975,721
Piper Sandler Cos.	7,113	1,016,590
PJT Partners, Inc., Class A	11,452	904,479
PRA Group, Inc. *	21,758	913,836
PROG Holdings, Inc.	33,392	1,580,109
Raymond James Financial, Inc.	59,388	8,308,381
Ready Capital Corp.	27,952	427,945
Redwood Trust, Inc.	54,483	679,403
S&P Global, Inc.	116,888	51,877,232
Safeguard Scientifics, Inc. *	8,665	67,934
Santander Consumer USA Holdings, Inc.	33,348	1,391,612
SEI Investments Co.	57,238	3,595,119
SLM Corp.	159,372	2,988,225
Starwood Property Trust, Inc.	139,860	3,608,388
State Street Corp.	168,879	15,690,548
StepStone Group, Inc., Class A	12,332	590,333
Stifel Financial Corp.	50,875	3,515,463
Security	Number of Shares	Value ($)
StoneX Group, Inc. *	8,500	592,365
Synchrony Financial	261,876	13,028,331
T. Rowe Price Group, Inc.	109,905	24,604,432
The Bank of New York Mellon Corp.	390,765	21,578,043
The Carlyle Group, Inc.	57,417	2,835,251
The Charles Schwab Corp. (c)	725,330	52,840,291
The Goldman Sachs Group, Inc.	165,077	68,260,990
TPG RE Finance Trust, Inc.	27,208	342,821
Tradeweb Markets, Inc., Class A	50,858	4,425,155
Two Harbors Investment Corp.	151,846	1,002,184
Upstart Holdings, Inc. *	8,218	1,882,908
Virtu Financial, Inc., Class A	37,603	920,521
Virtus Investment Partners, Inc.	3,623	1,132,912
Voya Financial, Inc.	58,250	3,785,085
Western Asset Mortgage Capital Corp.	29,573	82,213
WisdomTree Investments, Inc.	58,098	366,598
World Acceptance Corp. *	2,091	397,018
		1,176,805,498

Energy 2.4%
Antero Midstream Corp.	139,079	1,336,549
Antero Resources Corp. *	134,472	1,844,956
APA Corp.	182,937	3,563,613
Arch Resources, Inc. *	7,935	600,600
Archrock, Inc.	59,435	456,461
Baker Hughes Co.	352,409	8,027,877
Berry Corp.	44,477	266,862
Bonanza Creek Energy, Inc.	9,328	362,673
Brigham Minerals, Inc., Class A	16,250	310,700
Bristow Group, Inc. *	11,433	360,825
Cabot Oil & Gas Corp.	193,887	3,080,864
Cactus, Inc., Class A	26,430	991,389
Callon Petroleum Co. *	22,461	767,492
Centennial Resource Development, Inc., Class A *	92,247	470,460
ChampionX Corp. *	90,274	2,106,092
Cheniere Energy, Inc. *	112,084	9,802,867
Chevron Corp.	938,022	90,772,389
Cimarex Energy Co.	49,500	3,178,890
Clean Energy Fuels Corp. *	54,107	429,068
CNX Resources Corp. *	108,879	1,236,865
Comstock Resources, Inc. *	32,809	193,901
ConocoPhillips	655,261	36,386,643
CONSOL Energy, Inc. *	16,326	372,723
Continental Resources, Inc.	30,855	1,211,984
Core Laboratories N.V.	21,611	595,599
CVR Energy, Inc.	14,720	211,968
Delek US Holdings, Inc. *	36,718	628,245
Denbury, Inc. *	24,288	1,708,175
Devon Energy Corp.	287,811	8,504,815
Diamondback Energy, Inc.	87,911	6,781,455
DMC Global, Inc. *	9,073	364,462
Dorian LPG Ltd.	14,520	191,954
Dril-Quip, Inc. *	18,088	439,538
DTE Midstream LLC *	46,849	2,177,073
EOG Resources, Inc.	284,015	19,176,693
EQT Corp. *	134,276	2,461,279
Equitrans Midstream Corp.	195,379	1,705,659
Exterran Corp. *	15,700	62,329
Exxon Mobil Corp.	2,054,904	112,033,366
Falcon Minerals Corp.	13,474	59,825
Frank's International N.V. *(a)	57,417	165,361
Green Plains, Inc.	21,718	762,302
Halliburton Co.	431,464	8,620,651
Helix Energy Solutions Group, Inc. *	71,502	268,848
Helmerich & Payne, Inc.	53,554	1,441,674
Hess Corp.	133,061	9,147,944

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
HollyFrontier Corp.	71,941	2,325,853
International Seaways, Inc.	20,336	349,779
Kinder Morgan, Inc.	945,562	15,384,294
Kosmos Energy Ltd. *	195,617	461,656
Laredo Petroleum, Inc. *	4,370	236,111
Liberty Oilfield Services, Inc., Class A *	41,560	424,743
Magnolia Oil & Gas Corp., Class A	73,803	1,157,231
Marathon Oil Corp.	383,069	4,501,061
Marathon Petroleum Corp.	309,349	18,335,115
Matador Resources Co.	52,140	1,499,025
Murphy Oil Corp.	70,105	1,490,432
Nabors Industries Ltd. *	3,018	254,538
NACCO Industries, Inc., Class A	2,681	66,784
New Fortress Energy, Inc.	23,991	704,616
Newpark Resources, Inc. *	44,405	116,341
NextDecade Corp. *	52,335	173,752
NexTier Oilfield Solutions, Inc. *	82,846	298,246
Northern Oil and Gas, Inc.	23,001	381,817
NOV, Inc. *	188,866	2,487,365
Oasis Petroleum, Inc.	9,719	841,568
Occidental Petroleum Corp.	406,720	10,448,637
Oceaneering International, Inc. *	50,100	616,230
Oil States International, Inc. *	34,633	202,949
ONEOK, Inc.	215,439	11,314,856
Overseas Shipholding Group, Inc., Class A *	43,201	113,187
Ovintiv, Inc.	126,056	3,436,287
Par Pacific Holdings, Inc. *	21,249	350,396
Patterson-UTI Energy, Inc.	91,160	707,402
PBF Energy, Inc., Class A *	45,193	470,007
PDC Energy, Inc.	47,877	1,998,865
Peabody Energy Corp. *	33,178	530,184
Penn Virginia Corp. *	7,146	147,922
Phillips 66	212,281	15,091,056
Pioneer Natural Resources Co.	112,220	16,795,967
ProPetro Holding Corp. *	37,699	291,790
Range Resources Corp. *	125,987	1,841,930
Renewable Energy Group, Inc. *	23,087	1,117,873
REX American Resources Corp. *	2,406	203,933
RPC, Inc. *	25,573	97,945
Schlumberger N.V.	676,431	18,967,125
Select Energy Services, Inc., Class A *	28,473	152,331
SM Energy Co.	54,230	1,035,793
Southwestern Energy Co. *	314,797	1,432,326
Talos Energy, Inc. *	15,773	195,585
Targa Resources Corp.	110,613	4,858,123
TechnipFMC plc *	205,270	1,360,940
Tellurian, Inc. *	100,483	320,541
Texas Pacific Land Corp.	3,786	5,147,976
The Williams Cos., Inc.	589,612	14,557,520
Tidewater, Inc. *	19,420	223,330
Transocean Ltd. *	285,249	1,015,486
US Silica Holdings, Inc. *	37,832	332,165
Valero Energy Corp.	198,318	13,150,467
Vine Energy, Inc., Class A *	10,759	159,986
W&T Offshore, Inc. *	46,357	151,124
Whiting Petroleum Corp. *	18,382	863,035
World Fuel Services Corp.	30,683	992,902
		527,826,456

Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A	21,998	667,859
BJ's Wholesale Club Holdings, Inc. *	66,552	3,770,836
Casey's General Stores, Inc.	17,857	3,652,828
Costco Wholesale Corp.	214,432	97,671,632
Grocery Outlet Holding Corp. *	43,079	1,121,346
Ingles Markets, Inc., Class A	6,672	452,962
Security	Number of Shares	Value ($)
Natural Grocers by Vitamin Cottage, Inc.	6,025	72,842
Performance Food Group Co. *	64,916	3,260,082
PriceSmart, Inc.	11,039	934,010
Rite Aid Corp. *	26,638	472,558
SpartanNash Co.	16,984	365,156
Sprouts Farmers Market, Inc. *	57,035	1,420,172
Sysco Corp.	247,731	19,731,774
The Andersons, Inc.	16,162	491,002
The Chefs' Warehouse, Inc. *	15,638	472,737
The Kroger Co.	366,389	16,864,886
United Natural Foods, Inc. *	27,298	1,004,566
US Foods Holding Corp. *	107,156	3,643,304
Village Super Market, Inc., Class A	4,752	106,397
Walgreens Boots Alliance, Inc.	347,380	17,629,535
Walmart, Inc.	666,461	98,702,874
Weis Markets, Inc.	8,358	475,988
		272,985,346

Food, Beverage & Tobacco 2.7%
Alico, Inc.	2,500	93,325
Altria Group, Inc.	898,364	45,124,824
AppHarvest, Inc. *(a)	28,924	242,962
Archer-Daniels-Midland Co.	271,037	16,262,220
B&G Foods, Inc. (a)	32,355	982,298
Beyond Meat, Inc. *	24,038	2,875,906
Brown-Forman Corp., Class A	26,601	1,760,986
Brown-Forman Corp., Class B	88,923	6,244,173
Bunge Ltd.	68,310	5,171,750
Cal-Maine Foods, Inc.	19,824	716,836
Calavo Growers, Inc.	8,206	385,026
Campbell Soup Co.	98,603	4,114,703
Celsius Holdings, Inc. *	15,936	1,302,927
Coca-Cola Consolidated, Inc.	2,174	882,992
Conagra Brands, Inc.	232,665	7,705,865
Constellation Brands, Inc., Class A	82,091	17,332,694
Darling Ingredients, Inc. *	79,513	5,923,718
Flowers Foods, Inc.	95,069	2,294,015
Fresh Del Monte Produce, Inc.	15,097	496,389
Freshpet, Inc. *	20,775	2,662,109
General Mills, Inc.	295,244	17,068,056
Hormel Foods Corp.	137,620	6,267,215
Hostess Brands, Inc. *	64,022	1,021,791
Ingredion, Inc.	32,742	2,876,712
J&J Snack Foods Corp.	7,132	1,167,936
John B Sanfilippo & Son, Inc.	4,284	364,097
Kellogg Co.	122,092	7,708,889
Keurig Dr Pepper, Inc.	281,312	10,034,399
Lamb Weston Holdings, Inc.	71,078	4,630,732
Lancaster Colony Corp.	9,383	1,663,043
Landec Corp. *	13,596	147,245
Limoneira Co.	8,403	138,229
McCormick & Co., Inc. Non-Voting Shares	120,301	10,380,773
MGP Ingredients, Inc.	6,276	409,823
Mission Produce, Inc. *	2,814	58,362
Molson Coors Beverage Co., Class B	90,773	4,314,441
Mondelez International, Inc., Class A	681,433	42,296,546
Monster Beverage Corp. *	179,674	17,530,792
National Beverage Corp.	10,732	499,575
PepsiCo, Inc.	670,108	104,798,190
Philip Morris International, Inc.	755,690	77,836,070
Pilgrim's Pride Corp. *	23,371	650,649
Post Holdings, Inc. *	28,612	3,201,969
Sanderson Farms, Inc.	9,738	1,913,517
Seaboard Corp.	126	536,080
Seneca Foods Corp., Class A *	3,084	151,023
Simply Good Foods Co. *	42,004	1,496,182

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Tattooed Chef, Inc. *(a)	19,929	421,897
The Boston Beer Co., Inc., Class A *	4,519	2,576,779
The Coca-Cola Co.	1,881,679	105,957,344
The Duckhorn Portfolio, Inc. *	9,697	208,389
The Hain Celestial Group, Inc. *	39,931	1,493,819
The Hershey Co.	71,165	12,646,020
The J.M. Smucker Co.	53,374	6,600,763
The Kraft Heinz Co.	314,082	11,303,811
Tootsie Roll Industries, Inc.	8,722	276,051
TreeHouse Foods, Inc. *	27,635	1,035,483
Turning Point Brands, Inc.	6,981	347,375
Tyson Foods, Inc., Class A	142,799	11,212,577
Universal Corp.	12,722	643,733
Utz Brands, Inc.	28,674	556,849
Vector Group Ltd.	61,653	926,028
Vital Farms, Inc. *	7,315	131,524
		598,076,496

Health Care Equipment & Services 6.3%
1Life Healthcare, Inc. *	37,947	930,081
Abbott Laboratories	862,280	108,966,324
ABIOMED, Inc. *	21,987	8,002,389
Acadia Healthcare Co., Inc. *	43,121	2,851,161
Accelerate Diagnostics, Inc. *	18,431	115,194
Accolade, Inc. *	7,274	344,642
Accuray, Inc. *	49,795	202,666
Acutus Medical, Inc. *	4,814	61,571
AdaptHealth Corp. *	46,614	1,120,601
Addus HomeCare Corp. *	7,467	671,433
Agiliti, Inc. *	13,364	285,054
agilon health, Inc. *	22,957	803,495
Align Technology, Inc. *	35,055	24,853,995
Alignment Healthcare, Inc. *	13,884	245,330
Allscripts Healthcare Solutions, Inc. *	67,243	1,032,852
Amedisys, Inc. *	15,788	2,896,309
American Well Corp., Class A *	26,714	286,107
AmerisourceBergen Corp.	71,368	8,721,883
AMN Healthcare Services, Inc. *	22,799	2,588,142
AngioDynamics, Inc. *	17,776	503,061
Anthem, Inc.	118,790	44,561,693
Apollo Medical Holdings, Inc. *	6,441	488,936
Apria, Inc. *	4,328	154,380
AtriCure, Inc. *	22,365	1,646,511
Atrion Corp.	662	459,468
Avanos Medical, Inc. *	23,093	762,069
Aveanna Healthcare Holdings, Inc. *	18,958	178,964
AxoGen, Inc. *	17,444	297,595
Axonics, Inc. *	16,579	1,243,093
Baxter International, Inc.	243,908	18,590,668
Becton Dickinson & Co.	141,121	35,520,156
BioLife Solutions, Inc. *	15,542	907,031
Bioventus, Inc., Class A *	5,894	85,522
Boston Scientific Corp. *	688,677	31,093,767
Brookdale Senior Living, Inc. *	90,314	659,292
Butterfly Network, Inc. *(a)	63,219	781,387
Cardinal Health, Inc.	140,829	7,392,114
Cardiovascular Systems, Inc. *	20,026	716,731
Castle Biosciences, Inc. *	8,569	657,499
Castlight Health, Inc., Class B *	39,760	71,966
Centene Corp. *	282,837	17,813,074
Cerner Corp.	146,651	11,196,804
Certara, Inc. *	21,105	708,495
Cerus Corp. *	76,145	491,135
Change Healthcare, Inc. *	111,192	2,427,321
Chemed Corp.	7,798	3,717,307
Cigna Corp.	166,623	35,265,758
Clover Health Investments Corp. *(a)	54,086	464,058
Security	Number of Shares	Value ($)
Community Health Systems, Inc. *	58,846	724,394
Computer Programs & Systems, Inc. *	6,764	240,595
CONMED Corp.	14,172	1,861,350
CorVel Corp. *	4,852	799,658
Covetrus, Inc. *	46,804	1,057,302
CryoLife, Inc. *	18,172	476,833
CryoPort, Inc. *	22,808	1,449,905
CVS Health Corp.	638,379	55,149,562
Danaher Corp.	308,186	99,901,574
DaVita, Inc. *	33,932	4,437,288
Dentsply Sirona, Inc.	105,937	6,536,313
DexCom, Inc. *	46,853	24,804,915
Eargo, Inc. *	4,951	99,069
Edwards Lifesciences Corp. *	301,870	35,373,127
Encompass Health Corp.	48,161	3,778,230
Envista Holdings Corp. *	78,411	3,355,207
Evolent Health, Inc., Class A *	37,306	916,235
Fulgent Genetics, Inc. *(a)	8,525	777,821
Glaukos Corp. *	23,108	1,377,930
Globus Medical, Inc., Class A *	37,360	3,048,576
GoodRx Holdings, Inc., Class A *	30,841	1,172,575
Guardant Health, Inc. *	42,042	5,350,685
Haemonetics Corp. *	24,808	1,556,702
Hanger, Inc. *	17,640	421,243
HCA Healthcare, Inc.	127,706	32,307,064
Health Catalyst, Inc. *	18,595	1,015,473
HealthEquity, Inc. *	40,861	2,622,050
HealthStream, Inc. *	13,432	408,198
Henry Schein, Inc. *	68,059	5,144,580
Heska Corp. *	4,779	1,267,869
Hill-Rom Holdings, Inc.	32,105	4,673,846
Hims & Hers Health, Inc. *	32,424	255,501
Hologic, Inc. *	124,780	9,876,337
Humana, Inc.	62,619	25,386,995
ICU Medical, Inc. *	9,558	1,905,387
IDEXX Laboratories, Inc. *	41,376	27,877,494
Inari Medical, Inc. *	3,776	309,103
Innovage Holding Corp. *	8,802	132,294
Inogen, Inc. *	9,052	535,788
Inovalon Holdings, Inc., Class A *	38,526	1,573,787
Inspire Medical Systems, Inc. *	13,064	2,920,588
Insulet Corp. *	32,049	9,544,513
Integer Holdings Corp. *	15,830	1,563,846
Integra LifeSciences Holdings Corp. *	34,391	2,587,235
Intersect ENT, Inc. *	15,188	413,265
Intuitive Surgical, Inc. *	57,440	60,516,486
Invacare Corp. *	25,898	219,097
iRhythm Technologies, Inc. *	14,043	671,255
Laboratory Corp. of America Holdings *	47,470	14,401,449
Lantheus Holdings, Inc. *	32,951	868,918
LeMaitre Vascular, Inc.	8,184	463,378
LHC Group, Inc. *	15,315	2,860,229
LivaNova plc *	25,471	2,106,197
Magellan Health, Inc. *	11,531	1,091,063
Masimo Corp. *	24,490	6,650,015
McKesson Corp.	76,606	15,638,349
MEDNAX, Inc. *	41,653	1,337,478
Medtronic plc	652,632	87,113,319
Meridian Bioscience, Inc. *	20,107	406,966
Merit Medical Systems, Inc. *	23,864	1,712,719
Mesa Laboratories, Inc.	2,272	606,442
ModivCare, Inc. *	5,828	1,149,631
Molina Healthcare, Inc. *	28,506	7,661,558
Multiplan Corp. *	125,977	755,862
National HealthCare Corp.	5,996	442,805
National Research Corp.	6,052	326,808
Natus Medical, Inc. *	17,776	471,420
Neogen Corp. *	53,228	2,330,322

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Nevro Corp. *	16,805	2,050,210
NextGen Healthcare, Inc. *	26,815	409,197
Novocure Ltd. *	41,475	5,566,360
NuVasive, Inc. *	24,723	1,536,287
Omnicell, Inc. *	20,825	3,233,498
Ontrak, Inc. *	2,573	31,185
Option Care Health, Inc. *	56,854	1,520,844
OraSure Technologies, Inc. *	32,016	350,575
Ortho Clinical Diagnostics Holdings plc *	38,863	794,360
Orthofix Medical, Inc. *	9,041	383,338
OrthoPediatrics Corp. *	6,379	447,168
Outset Medical, Inc. *	9,397	463,178
Owens & Minor, Inc.	35,945	1,340,030
Patterson Cos., Inc.	42,713	1,308,726
Penumbra, Inc. *	16,475	4,529,801
PetIQ, Inc. *	11,510	298,684
Phreesia, Inc. *	18,117	1,296,271
Premier, Inc., Class A	33,229	1,235,454
Privia Health Group, Inc. *	9,829	293,002
Progyny, Inc. *	17,571	981,692
Pulmonx Corp. *	4,965	199,543
Quest Diagnostics, Inc.	63,388	9,687,588
Quidel Corp. *	18,681	2,408,915
R1 RCM, Inc. *	68,730	1,355,356
RadNet, Inc. *	19,933	626,096
ResMed, Inc.	70,486	20,478,298
Schrodinger, Inc. *	17,680	1,055,319
SeaSpine Holdings Corp. *	14,640	245,659
Select Medical Holdings Corp.	52,243	1,806,040
Shockwave Medical, Inc. *	15,575	3,336,321
SI-BONE, Inc. *	12,072	294,678
Signify Health, Inc., Class A *	11,578	300,912
Silk Road Medical, Inc. *	16,443	974,741
Simulations Plus, Inc.	7,339	325,118
SmileDirectClub, Inc. *(a)	40,515	222,832
SOC Telemed, Inc. *	35,636	96,574
STAAR Surgical Co. *	22,923	3,540,916
STERIS plc	47,272	10,163,953
Stryker Corp.	159,042	44,070,538
Surgery Partners, Inc. *	15,403	757,828
Surmodics, Inc. *	6,260	376,038
Tabula Rasa HealthCare, Inc. *	12,122	379,540
Tactile Systems Technology, Inc. *	9,996	444,622
Talis Biomedical Corp. *	5,341	43,048
Tandem Diabetes Care, Inc. *	30,556	3,427,467
Teladoc Health, Inc. *	63,565	9,180,057
Teleflex, Inc.	22,704	8,978,524
Tenet Healthcare Corp. *	51,403	3,873,216
The Cooper Cos., Inc.	23,881	10,763,405
The Ensign Group, Inc.	24,691	2,016,514
The Pennant Group, Inc. *	12,345	377,387
Tivity Health, Inc. *	17,517	407,270
TransMedics Group, Inc. *	11,561	377,813
Treace Medical Concepts, Inc. *	5,712	144,228
Triple-S Management Corp., Class B *	10,760	381,980
UnitedHealth Group, Inc.	457,706	190,529,277
Universal Health Services, Inc., Class B	38,178	5,946,605
US Physical Therapy, Inc.	6,213	729,406
Vapotherm, Inc. *	10,441	288,694
Varex Imaging Corp. *	19,275	562,252
Veeva Systems, Inc., Class A *	66,826	22,184,895
ViewRay, Inc. *	66,758	403,218
Vocera Communications, Inc. *	16,634	806,583
West Pharmaceutical Services, Inc.	35,958	16,239,352
Zimmer Biomet Holdings, Inc.	101,154	15,218,619
		1,404,722,247

Security	Number of Shares	Value ($)
Household & Personal Products 1.3%
BellRing Brands, Inc., Class A *	19,381	654,496
Central Garden & Pet Co. *	5,125	236,006
Central Garden & Pet Co., Class A *	18,803	783,521
Church & Dwight Co., Inc.	119,713	10,015,190
Colgate-Palmolive Co.	409,935	31,954,433
Coty, Inc., Class A *	135,950	1,328,232
Edgewell Personal Care Co.	25,251	1,068,117
elf Beauty, Inc. *	18,144	561,557
Energizer Holdings, Inc.	28,702	1,129,137
Herbalife Nutrition Ltd. *	42,337	2,173,582
Inter Parfums, Inc.	8,697	630,880
Kimberly-Clark Corp.	163,708	22,560,599
LifeMD, Inc. *	8,447	66,562
Medifast, Inc.	5,724	1,304,500
Nu Skin Enterprises, Inc., Class A	24,182	1,224,093
Revlon, Inc., Class A *	5,512	62,892
Reynolds Consumer Products, Inc.	26,387	746,224
Spectrum Brands Holdings, Inc.	18,884	1,474,085
The Beauty Health Co. *	38,717	995,414
The Clorox Co.	60,179	10,113,081
The Estee Lauder Cos., Inc., Class A	112,566	38,327,597
The Honest Co., Inc. *	12,600	128,268
The Procter & Gamble Co.	1,187,515	169,090,261
USANA Health Sciences, Inc. *	6,008	582,956
WD-40 Co.	6,755	1,618,701
		298,830,384

Insurance 2.0%
Aflac, Inc.	306,567	17,376,218
Alleghany Corp. *	6,739	4,560,214
Ambac Financial Group, Inc. *	22,099	311,375
American Equity Investment Life Holding Co.	40,565	1,285,505
American Financial Group, Inc.	33,112	4,567,469
American International Group, Inc.	415,318	22,659,750
American National Group, Inc.	4,281	824,093
AMERISAFE, Inc.	9,399	540,912
Aon plc, Class A	109,503	31,412,031
Arch Capital Group Ltd. *	195,233	8,024,076
Argo Group International Holdings Ltd.	16,877	892,793
Arthur J. Gallagher & Co.	99,372	14,271,807
Assurant, Inc.	29,244	4,974,697
Assured Guaranty Ltd.	36,956	1,842,626
Athene Holding Ltd., Class A *	60,751	4,068,494
Axis Capital Holdings Ltd.	39,170	2,004,329
Brighthouse Financial, Inc. *	41,647	2,039,037
Brown & Brown, Inc.	114,317	6,636,102
BRP Group, Inc., Class A *	22,251	837,750
Chubb Ltd.	218,097	40,112,400
Cincinnati Financial Corp.	72,388	8,932,679
Citizens, Inc. *	22,145	132,206
CNA Financial Corp.	13,413	594,867
CNO Financial Group, Inc.	63,549	1,554,409
Crawford & Co., Class A	6,951	69,301
Crawford & Co., Class B	7,018	66,320
Donegal Group, Inc., Class A	4,520	68,071
eHealth, Inc. *	12,693	490,584
Employers Holdings, Inc.	15,023	618,497
Enstar Group Ltd. *	6,381	1,471,905
Erie Indemnity Co., Class A	11,993	2,123,840
Everest Re Group Ltd.	19,459	5,154,689
Fidelity National Financial, Inc.	139,771	6,825,018
First American Financial Corp.	53,669	3,785,275
Genworth Financial, Inc., Class A *	245,450	920,437
Globe Life, Inc.	45,740	4,394,242

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
GoHealth, Inc., Class A *	24,373	118,453
Goosehead Insurance, Inc., Class A	8,275	1,214,604
Greenlight Capital Re Ltd., Class A *	15,486	130,547
Horace Mann Educators Corp.	21,295	873,095
Independence Holding Co.	4,645	232,157
James River Group Holdings Ltd.	17,906	658,762
Kemper Corp.	29,175	2,001,405
Kinsale Capital Group, Inc.	10,271	1,867,781
Lemonade, Inc. *(a)	8,442	637,709
Lincoln National Corp.	87,043	5,975,502
Loews Corp.	108,988	6,089,160
Markel Corp. *	6,699	8,509,405
Marsh & McLennan Cos., Inc.	246,943	38,819,440
MBIA, Inc. *	26,543	297,016
Mercury General Corp.	13,641	814,504
MetLife, Inc.	361,153	22,391,486
MetroMile, Inc. *(a)	34,595	138,380
National Western Life Group, Inc., Class A	1,192	264,219
NI Holdings, Inc. *	3,867	75,484
Old Republic International Corp.	136,545	3,550,170
Oscar Health, Inc., Class A *	18,718	291,814
Palomar Holdings, Inc. *	10,514	944,157
Primerica, Inc.	19,220	2,939,507
Principal Financial Group, Inc.	122,189	8,163,447
ProAssurance Corp.	27,546	702,423
Prudential Financial, Inc.	190,965	20,219,374
Reinsurance Group of America, Inc.	32,757	3,793,916
RenaissanceRe Holdings Ltd.	23,969	3,756,661
RLI Corp.	19,240	2,101,585
Root, Inc., Class A *(a)	27,167	175,227
Safety Insurance Group, Inc.	7,403	601,938
Selective Insurance Group, Inc.	29,238	2,443,420
Selectquote, Inc. *	20,590	196,635
SiriusPoint Ltd. *	40,792	400,170
State Auto Financial Corp.	9,269	468,826
Stewart Information Services Corp.	13,319	838,431
The Allstate Corp.	145,218	19,645,091
The Hanover Insurance Group, Inc.	16,953	2,395,628
The Hartford Financial Services Group, Inc.	173,574	11,667,644
The Progressive Corp.	283,823	27,343,508
The Travelers Cos., Inc.	122,072	19,496,119
Trean Insurance Group, Inc. *	5,876	59,994
Trupanion, Inc. *	16,238	1,487,076
United Fire Group, Inc.	11,170	289,973
Universal Insurance Holdings, Inc.	17,621	250,923
Unum Group	98,717	2,627,847
W.R. Berkley Corp.	68,339	5,146,610
White Mountains Insurance Group Ltd.	1,463	1,639,745
Willis Towers Watson plc	62,706	13,840,468
		455,031,454

Materials 2.8%
AdvanSix, Inc. *	13,769	502,568
Air Products and Chemicals, Inc.	107,373	28,938,097
Albemarle Corp.	56,645	13,410,137
Alcoa Corp. *	90,298	4,006,522
Allegheny Technologies, Inc. *	60,998	1,089,424
Amcor plc	744,618	9,568,341
American Vanguard Corp.	12,661	194,093
Amyris, Inc. *	90,934	1,368,557
AptarGroup, Inc.	31,935	4,304,838
Arconic Corp. *	47,072	1,623,513
Ashland Global Holdings, Inc.	26,679	2,430,724
Avery Dennison Corp.	40,314	9,086,372
Avient Corp.	44,864	2,336,966
Security	Number of Shares	Value ($)
Axalta Coating Systems Ltd. *	100,196	3,059,986
Balchem Corp.	15,931	2,237,031
Ball Corp.	158,990	15,256,680
Berry Global Group, Inc. *	65,690	4,412,397
Cabot Corp.	27,533	1,470,262
Carpenter Technology Corp.	23,582	786,460
Celanese Corp.	55,026	8,727,124
Century Aluminum Co. *	23,901	306,411
CF Industries Holdings, Inc.	103,424	4,697,518
Chase Corp.	3,389	388,041
Clearwater Paper Corp. *	8,594	279,219
Cleveland-Cliffs, Inc. *	221,409	5,196,469
Coeur Mining, Inc. *	127,477	898,713
Commercial Metals Co.	58,978	1,923,862
Compass Minerals International, Inc.	16,616	1,112,109
Corteva, Inc.	357,154	15,704,061
Crown Holdings, Inc.	65,305	7,169,836
Danimer Scientific, Inc. *	29,977	585,751
Diversey Holdings Ltd. *	22,084	385,807
Domtar Corp. *	23,844	1,307,367
Dow, Inc.	361,703	22,751,119
DuPont de Nemours, Inc.	257,780	19,080,876
Eagle Materials, Inc.	20,590	3,229,336
Eastman Chemical Co.	66,042	7,473,313
Ecolab, Inc.	120,705	27,202,079
Ecovyst, Inc.	23,302	303,159
Element Solutions, Inc.	105,492	2,397,833
Ferro Corp. *	41,854	870,563
FMC Corp.	63,164	5,914,045
Forterra, Inc. *	10,340	238,234
Freeport-McMoRan, Inc.	710,286	25,847,308
FutureFuel Corp.	13,743	110,081
Gatos Silver, Inc. *(a)	10,808	154,987
GCP Applied Technologies, Inc. *	22,897	545,864
Glatfelter Corp.	22,481	355,200
Graphic Packaging Holding Co.	138,428	2,840,543
Greif, Inc., Class A	16,508	1,045,287
H.B. Fuller Co.	25,406	1,716,683
Hawkins, Inc.	9,912	375,467
Haynes International, Inc.	6,058	237,777
Hecla Mining Co.	257,195	1,581,749
Huntsman Corp.	95,218	2,516,612
Ingevity Corp. *	19,930	1,602,173
Innospec, Inc.	11,800	1,104,480
International Flavors & Fragrances, Inc.	120,781	18,298,321
International Paper Co.	189,765	11,402,979
Kaiser Aluminum Corp.	7,749	978,389
Koppers Holdings, Inc. *	9,278	305,246
Kraton Corp. *	15,260	642,751
Kronos Worldwide, Inc.	9,140	121,014
Linde plc	252,202	79,340,227
Livent Corp. *	77,146	1,918,621
Loop Industries, Inc. *(a)	8,207	74,437
Louisiana-Pacific Corp.	49,908	3,166,164
LyondellBasell Industries N.V., Class A	124,865	12,530,203
Martin Marietta Materials, Inc.	30,336	11,565,600
Materion Corp.	9,373	684,510
McEwen Mining, Inc. *(a)	151,692	174,446
Mercer International, Inc.	20,684	235,384
Minerals Technologies, Inc.	16,028	1,260,442
MP Materials Corp. *(a)	32,732	1,098,813
Myers Industries, Inc.	18,895	430,806
Neenah, Inc.	8,206	413,500
NewMarket Corp.	3,663	1,281,061
Newmont Corp.	389,925	22,611,751
Nucor Corp.	144,856	17,029,271
O-I Glass, Inc. *	77,298	1,169,519
Olin Corp.	68,897	3,433,826

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Orion Engineered Carbons S.A. *	29,068	513,632
Packaging Corp. of America	46,018	6,980,931
Pactiv Evergreen, Inc.	19,610	269,638
PPG Industries, Inc.	114,818	18,319,212
PureCycle Technologies, Inc. *(a)	36,041	530,163
Quaker Chemical Corp.	6,336	1,641,784
Ranpak Holdings Corp. *	19,175	588,672
Rayonier Advanced Materials, Inc. *	30,708	216,798
Reliance Steel & Aluminum Co.	30,823	4,624,683
Resolute Forest Products, Inc.	41,050	502,862
Royal Gold, Inc.	31,972	3,559,443
RPM International, Inc.	62,610	5,152,177
Schnitzer Steel Industries, Inc., Class A	12,814	606,230
Schweitzer-Mauduit International, Inc.	14,855	568,501
Sealed Air Corp.	73,543	4,488,329
Sensient Technologies Corp.	20,236	1,757,497
Silgan Holdings, Inc.	38,584	1,637,119
Sonoco Products Co.	49,510	3,233,003
Steel Dynamics, Inc.	98,590	6,653,839
Stepan Co.	10,151	1,193,352
Summit Materials, Inc., Class A *	56,208	1,892,523
SunCoke Energy, Inc.	44,336	308,135
The Chemours Co.	79,310	2,657,678
The Mosaic Co.	169,900	5,467,382
The Scotts Miracle-Gro Co.	19,685	3,087,199
The Sherwin-Williams Co.	116,206	35,288,276
TimkenSteel Corp. *	19,420	265,666
Tredegar Corp.	13,465	178,815
Trinseo S.A.	18,525	962,003
Tronox Holdings plc, Class A	52,713	1,113,826
United States Lime & Minerals, Inc.	858	125,345
United States Steel Corp.	130,027	3,478,222
Valvoline, Inc.	89,163	2,689,156
Venator Materials plc *	36,979	120,921
Verso Corp., Class A	16,639	316,973
Vulcan Materials Co.	64,199	11,936,520
W.R. Grace & Co.	30,140	2,098,950
Warrior Met Coal, Inc.	25,155	563,220
Westlake Chemical Corp.	16,859	1,472,634
Westrock Co.	129,172	6,722,111
Worthington Industries, Inc.	16,494	955,827
Zymergen, Inc. *(a)	7,803	102,375
		619,268,927

Media & Entertainment 9.3%
Activision Blizzard, Inc.	377,112	31,062,715
Advantage Solutions, Inc. *	50,750	442,033
Alphabet, Inc., Class A *	145,912	422,262,032
Alphabet, Inc., Class C *	138,155	401,926,052
Altice USA, Inc., Class A *	111,705	3,065,185
AMC Entertainment Holdings, Inc., Class A *(a)	243,493	11,475,825
AMC Networks, Inc., Class A *	14,363	682,673
Angi, Inc. *	38,510	409,746
Bumble, Inc., Class A *	25,423	1,385,554
Cable One, Inc.	2,677	5,620,602
Cardlytics, Inc. *	16,103	1,461,830
Cargurus, Inc. *	45,199	1,373,146
Cars.com, Inc. *	31,609	402,066
Charter Communications, Inc., Class A *	66,802	54,554,521
Cinemark Holdings, Inc. *	53,093	946,648
Clear Channel Outdoor Holdings, Inc. *	237,230	623,915
Comcast Corp., Class A	2,224,272	134,968,825
Discovery, Inc., Class A *(a)	82,413	2,376,791
Discovery, Inc., Class C *	145,647	4,018,401
DISH Network Corp., Class A *	120,156	5,237,600
Electronic Arts, Inc.	138,961	20,178,527
Security	Number of Shares	Value ($)
Emerald Holding, Inc. *	11,800	58,764
Entercom Communications Corp. *	57,470	204,019
Eventbrite, Inc., Class A *	37,995	671,752
EverQuote, Inc., Class A *	4,508	88,763
Facebook, Inc., Class A *	1,162,519	441,036,458
Fox Corp., Class A	157,932	5,912,974
Fox Corp., Class B	75,076	2,599,882
fuboTV, Inc. *(a)	46,629	1,359,235
Gannett Co., Inc. *	63,645	404,146
Gray Television, Inc.	44,620	1,014,659
Hemisphere Media Group, Inc. *	10,842	133,573
IAC/InterActiveCorp *	40,383	5,332,575
iHeartMedia, Inc., Class A *	54,397	1,353,397
John Wiley & Sons, Inc., Class A	21,568	1,253,101
Liberty Broadband Corp., Class A *	11,455	2,127,995
Liberty Broadband Corp., Class C *	77,706	14,866,712
Liberty Media Corp. - Liberty Braves, Class A *	5,337	138,762
Liberty Media Corp. - Liberty Braves, Class C *	16,911	437,149
Liberty Media Corp. - Liberty Formula One, Class A *	12,685	579,578
Liberty Media Corp. - Liberty Formula One, Class C *	98,926	4,999,720
Liberty Media Corp. - Liberty SiriusXM, Class A *	38,806	1,920,897
Liberty Media Corp. - Liberty SiriusXM, Class C *	82,694	4,080,949
Liberty TripAdvisor Holdings, Inc., Class A *	34,840	130,302
Lions Gate Entertainment Corp., Class A *	27,457	354,744
Lions Gate Entertainment Corp., Class B *	60,491	711,374
Live Nation Entertainment, Inc. *	70,044	6,072,815
Loral Space & Communications, Inc.	5,629	236,474
Madison Square Garden Entertainment Corp. *	11,740	941,431
Madison Square Garden Sports Corp. *	8,353	1,510,055
Magnite, Inc. *	62,574	1,815,898
Match Group, Inc. *	131,514	18,075,284
MediaAlpha, Inc., Class A *	10,857	240,808
Meredith Corp. *	19,584	842,308
National CineMedia, Inc.	26,036	66,652
Netflix, Inc. *	215,238	122,511,317
News Corp., Class A	189,603	4,260,379
News Corp., Class B	57,939	1,276,396
Nexstar Media Group, Inc., Class A	20,602	3,085,150
Omnicom Group, Inc.	103,994	7,614,441
Pinterest, Inc., Class A *	265,342	14,745,055
Playtika Holding Corp. *	33,829	892,747
QuinStreet, Inc. *	22,730	407,094
Roku, Inc. *	55,965	19,722,066
Scholastic Corp.	14,415	479,155
Sciplay Corp., Class A *	11,315	211,704
Sinclair Broadcast Group, Inc., Class A	23,267	698,243
Sirius XM Holdings, Inc.	561,104	3,518,122
Skillz, Inc. *(a)	122,581	1,442,778
Snap, Inc., Class A *	455,403	34,660,722
Take-Two Interactive Software, Inc. *	55,884	9,009,619
TechTarget, Inc. *	11,461	969,371
TEGNA, Inc.	105,415	1,867,954
The E.W. Scripps Co., Class A	27,336	506,809
The Interpublic Group of Cos., Inc.	190,237	7,082,524
The Marcus Corp. *	11,197	174,673
The New York Times Co., Class A	69,698	3,539,264
The Walt Disney Co. *	881,636	159,840,607

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
TripAdvisor, Inc. *	47,103	1,648,605
TrueCar, Inc. *	46,155	193,851
Twitter, Inc. *	386,894	24,954,663
ViacomCBS, Inc., Class B	298,250	12,362,463
Vimeo, Inc. *	75,030	2,860,144
Warner Music Group Corp., Class A	46,399	1,763,162
WideOpenWest, Inc. *	23,480	498,246
World Wrestling Entertainment, Inc., Class A	21,728	1,132,246
Yelp, Inc. *	33,803	1,301,754
Zillow Group, Inc., Class A *	17,779	1,699,672
Zillow Group, Inc., Class C *	77,914	7,461,824
ZoomInfo Technologies, Inc., Class A *	88,208	5,750,280
Zynga, Inc., Class A *	489,352	4,330,765
		2,090,521,757

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	36,178	6,364,434
4D Molecular Therapeutics, Inc. *	4,627	141,355
89bio, Inc. *	2,822	52,235
AbbVie, Inc.	857,341	103,549,646
ACADIA Pharmaceuticals, Inc. *	55,760	976,358
Acceleron Pharma, Inc. *	25,317	3,389,440
Adaptive Biotechnologies Corp. *	39,769	1,444,410
Adverum Biotechnologies, Inc. *	45,660	110,954
Aerie Pharmaceuticals, Inc. *	25,125	374,614
Agenus, Inc. *	95,764	590,864
Agilent Technologies, Inc.	146,989	25,792,160
Agios Pharmaceuticals, Inc. *	24,778	1,107,081
Akebia Therapeutics, Inc. *	70,125	206,168
Akero Therapeutics, Inc. *	8,661	205,612
Akouos, Inc. *	5,211	61,959
Akoya Biosciences, Inc. *	5,307	84,753
Alector, Inc. *	25,776	696,725
Aligos Therapeutics, Inc. *	5,048	86,068
Alkermes plc *	76,786	2,400,330
Allakos, Inc. *	15,587	1,389,737
Allogene Therapeutics, Inc. *	31,129	742,427
Allovir, Inc. *	7,815	150,439
Alnylam Pharmaceuticals, Inc. *	57,345	11,551,003
Altimmune, Inc. *	12,842	192,502
ALX Oncology Holdings, Inc. *	5,510	385,700
Amgen, Inc.	278,676	62,849,798
Amicus Therapeutics, Inc. *	128,150	1,459,629
Amneal Pharmaceuticals, Inc. *	52,961	298,700
Amphastar Pharmaceuticals, Inc. *	16,067	315,877
AnaptysBio, Inc. *	10,835	277,484
ANI Pharmaceuticals, Inc. *	5,761	174,731
Anika Therapeutics, Inc. *	7,467	322,052
Annexon, Inc. *	7,012	114,646
Antares Pharma, Inc. *	85,920	338,525
Apellis Pharmaceuticals, Inc. *	27,876	1,835,635
Applied Molecular Transport, Inc. *	9,153	275,231
Arcturus Therapeutics Holdings, Inc. *	11,487	629,602
Arcus Biosciences, Inc. *	22,996	670,793
Arcutis Biotherapeutics, Inc. *	15,073	319,095
Arena Pharmaceuticals, Inc. *	29,990	1,587,071
Arrowhead Pharmaceuticals, Inc. *	50,443	3,385,734
Arvinas, Inc. *	16,214	1,397,809
Assembly Biosciences, Inc. *	37,930	144,134
Atara Biotherapeutics, Inc. *	42,856	641,983
Atea Pharmaceuticals, Inc. *	5,977	177,636
Athenex, Inc. *	37,648	137,415
Athira Pharma, Inc. *	10,699	113,302
Avantor, Inc. *	250,991	9,899,085
Avidity Biosciences, Inc. *	7,841	179,088
Avrobio, Inc. *	22,440	149,450
Security	Number of Shares	Value ($)
Axsome Therapeutics, Inc. *	12,587	323,234
Beam Therapeutics, Inc. *	14,561	1,615,106
Berkeley Lights, Inc. *	3,698	131,501
Bio-Rad Laboratories, Inc., Class A *	10,527	8,472,340
Bio-Techne Corp.	18,906	9,436,741
BioAtla, Inc. *	5,633	231,460
BioCryst Pharmaceuticals, Inc. *	87,127	1,387,062
Biogen, Inc. *	72,989	24,736,702
Biohaven Pharmaceutical Holding Co., Ltd. *	26,778	3,514,345
BioMarin Pharmaceutical, Inc. *	88,603	7,461,259
Bioxcel Therapeutics, Inc. *	7,122	209,743
Black Diamond Therapeutics, Inc. *	6,518	65,832
Bluebird Bio, Inc. *	31,924	584,209
Blueprint Medicines Corp. *	28,543	2,662,206
Bolt Biotherapeutics, Inc. *	4,778	84,857
Bridgebio Pharma, Inc. *	47,322	2,371,305
Bristol-Myers Squibb Co.	1,083,505	72,443,144
Bruker Corp.	49,815	4,399,163
C4 Therapeutics, Inc. *(a)	6,896	276,736
Cara Therapeutics, Inc. *	20,506	323,585
CareDx, Inc. *	25,567	1,873,550
Catalent, Inc. *	82,794	10,799,649
Catalyst Pharmaceuticals, Inc. *	49,874	274,806
Cerevel Therapeutics Holdings, Inc. *(a)	24,627	779,691
Charles River Laboratories International, Inc. *	24,423	10,840,393
ChemoCentryx, Inc. *	24,181	382,302
Chimerix, Inc. *	35,439	251,617
Clene, Inc. *(a)	11,299	90,392
Clovis Oncology, Inc. *(a)	46,897	226,044
Codexis, Inc. *	27,171	734,160
Coherus Biosciences, Inc. *	32,444	518,455
Collegium Pharmaceutical, Inc. *	16,931	347,593
Corbus Pharmaceuticals Holdings, Inc. *	39,189	50,554
Corcept Therapeutics, Inc. *	52,543	1,118,115
Cortexyme, Inc. *	6,382	614,587
Crinetics Pharmaceuticals, Inc. *	12,308	290,100
Cue Biopharma, Inc. *	13,312	159,611
Cullinan Oncology, Inc. *	6,269	176,911
Cyclerion Therapeutics, Inc. *	22,087	75,538
Cymabay Therapeutics, Inc. *	32,825	129,987
Cytokinetics, Inc. *	39,637	1,306,832
CytomX Therapeutics, Inc. *	35,945	184,038
Deciphera Pharmaceuticals, Inc. *	19,190	604,485
Denali Therapeutics, Inc. *	39,037	2,076,768
Design Therapeutics, Inc. *(a)	6,587	103,548
Dicerna Pharmaceuticals, Inc. *	31,464	647,529
Dynavax Technologies Corp. *	53,117	1,033,657
Dyne Therapeutics, Inc. *	8,986	152,133
Eagle Pharmaceuticals, Inc. *	6,447	344,076
Edgewise Therapeutics, Inc. *(a)	6,018	95,325
Editas Medicine, Inc. *	33,098	2,104,702
Elanco Animal Health, Inc. *	230,241	7,685,445
Eli Lilly & Co.	386,361	99,793,183
Eloxx Pharmaceuticals, Inc. *(a)	55,677	90,197
Emergent BioSolutions, Inc. *	21,792	1,374,639
Enanta Pharmaceuticals, Inc. *	8,383	479,508
Endo International plc *	114,490	262,182
Epizyme, Inc. *	46,528	240,084
Esperion Therapeutics, Inc. *(a)	14,184	184,676
Evelo Biosciences, Inc. *(a)	12,911	146,798
Exact Sciences Corp. *	83,155	8,679,719
Exelixis, Inc. *	151,942	2,912,728
Fate Therapeutics, Inc. *	38,924	2,851,183
FibroGen, Inc. *	39,716	461,897
Finch Therapeutics Group, Inc. *	4,968	70,297
Flexion Therapeutics, Inc. *	22,317	133,456

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Forma Therapeutics Holdings, Inc. *	9,644	231,745
Frequency Therapeutics, Inc. *	7,964	61,482
G1 Therapeutics, Inc. *	17,408	263,209
Gemini Therapeutics, Inc. *(a)	16,228	79,842
Generation Bio Co. *	10,021	250,525
Geron Corp. *	157,562	228,465
Gilead Sciences, Inc.	608,747	44,304,607
Global Blood Therapeutics, Inc. *	29,746	853,413
Gossamer Bio, Inc. *	24,933	247,834
Gritstone bio, Inc. *	9,615	88,458
Halozyme Therapeutics, Inc. *	64,765	2,719,482
Harpoon Therapeutics, Inc. *	12,042	114,158
Heron Therapeutics, Inc. *	47,824	558,106
Homology Medicines, Inc. *	28,540	205,203
Horizon Therapeutics plc *	108,765	11,756,409
Humanigen, Inc. *(a)	24,868	412,311
IGM Biosciences, Inc. *	3,226	229,723
Illumina, Inc. *	70,968	32,443,731
ImmunityBio, Inc. *	36,498	415,347
ImmunoGen, Inc. *	100,462	607,795
Immunovant, Inc. *	24,076	208,498
Incyte Corp. *	90,347	6,910,642
Inhibrx, Inc. *	2,304	65,710
Innoviva, Inc. *	31,461	480,095
Inovio Pharmaceuticals, Inc. *(a)	101,461	876,623
Inozyme Pharma, Inc. *	5,215	80,415
Insmed, Inc. *	54,765	1,535,611
Instil Bio, Inc. *(a)	9,414	177,454
Intellia Therapeutics, Inc. *	32,190	5,167,461
Intercept Pharmaceuticals, Inc. *(a)	12,550	187,121
Intra-Cellular Therapies, Inc. *	34,237	1,136,668
Invitae Corp. *	89,686	2,657,396
Ionis Pharmaceuticals, Inc. *	68,117	2,708,332
Iovance Biotherapeutics, Inc. *	69,690	1,677,438
IQVIA Holdings, Inc. *	92,830	24,110,736
Ironwood Pharmaceuticals, Inc. *	79,275	1,038,503
iTeos Therapeutics, Inc. *	5,126	145,322
Jazz Pharmaceuticals plc *	29,118	3,835,132
Johnson & Johnson	1,277,347	221,147,086
Jounce Therapeutics, Inc. *	10,156	63,170
Kadmon Holdings, Inc. *	78,399	429,627
Kaleido Biosciences, Inc. *	7,682	47,167
Karuna Therapeutics, Inc. *	8,964	1,065,820
Karyopharm Therapeutics, Inc. *	32,910	190,878
Keros Therapeutics, Inc. *	5,274	177,417
Kinnate Biopharma, Inc. *(a)	6,803	150,482
Kodiak Sciences, Inc. *	15,591	1,468,360
Kronos Bio, Inc. *	6,427	134,389
Krystal Biotech, Inc. *	8,916	516,593
Kura Oncology, Inc. *	31,361	578,924
Kymera Therapeutics, Inc. *	6,757	419,880
Lannett Co., Inc. *	14,475	50,952
Lexicon Pharmaceuticals, Inc. *	37,383	176,448
Ligand Pharmaceuticals, Inc. *	7,876	1,041,995
MacroGenics, Inc. *	29,430	694,842
Madrigal Pharmaceuticals, Inc. *	5,146	425,832
MannKind Corp. *	112,697	540,946
Maravai LifeSciences Holdings, Inc., Class A *	47,398	2,805,014
Medpace Holdings, Inc. *	13,370	2,438,019
Merck & Co., Inc.	1,228,724	93,739,354
Mersana Therapeutics, Inc. *	26,756	372,711
Mettler-Toledo International, Inc. *	11,303	17,551,637
MiMedx Group, Inc. *(a)	47,241	697,277
Mirati Therapeutics, Inc. *	22,436	3,808,062
Mirum Pharmaceuticals, Inc. *	5,105	82,956
Moderna, Inc. *	147,993	55,747,483
Molecular Templates, Inc. *	17,621	114,889
Security	Number of Shares	Value ($)
Morphic Holding, Inc. *	6,933	436,848
Myovant Sciences Ltd. *	20,345	495,197
Myriad Genetics, Inc. *	36,914	1,320,783
NanoString Technologies, Inc. *	22,408	1,304,146
Natera, Inc. *	40,800	4,831,944
Nektar Therapeutics *	90,424	1,399,764
NeoGenomics, Inc. *	56,815	2,762,345
Neurocrine Biosciences, Inc. *	45,919	4,371,489
NGM Biopharmaceuticals, Inc. *	12,970	283,135
Nkarta, Inc. *	7,782	251,670
Novavax, Inc. *	32,969	7,864,425
Nurix Therapeutics, Inc. *	7,546	242,906
Nuvation Bio, Inc. *	31,441	290,200
Olema Pharmaceuticals, Inc. *	5,794	173,356
Omeros Corp. *(a)	30,396	495,455
OPKO Health, Inc. *	221,661	855,611
Organogenesis Holdings, Inc. *	24,448	417,083
Organon & Co.	122,698	4,158,235
ORIC Pharmaceuticals, Inc. *	6,714	148,312
Oyster Point Pharma, Inc. *	6,040	79,607
Pacific Biosciences of California, Inc. *	97,320	3,047,089
Pacira BioSciences, Inc. *	21,023	1,246,454
Paratek Pharmaceuticals, Inc. *	24,674	137,187
Passage Bio, Inc. *	11,748	141,211
PDL BioPharma, Inc. *(b)	65,576	161,973
PerkinElmer, Inc.	54,261	10,027,433
Perrigo Co., plc	64,612	2,645,861
Personalis, Inc. *	13,118	277,839
Pfizer, Inc.	2,715,911	125,122,020
Phathom Pharmaceuticals, Inc. *	7,117	253,294
Phibro Animal Health Corp., Class A	10,140	246,301
Pliant Therapeutics, Inc. *	4,489	81,879
PMV Pharmaceuticals, Inc. *	5,791	175,757
Poseida Therapeutics, Inc. *	8,333	71,997
PPD, Inc. *	52,398	2,426,551
Praxis Precision Medicines, Inc. *	4,176	82,977
Precigen, Inc. *	46,904	283,769
Precision BioSciences, Inc. *	20,841	261,971
Prelude Therapeutics, Inc. *	5,574	198,936
Prestige Consumer Healthcare, Inc. *	24,249	1,391,650
Prometheus Biosciences, Inc. *	5,914	129,043
Protagonist Therapeutics, Inc. *	19,901	965,199
Prothena Corp. plc *	14,046	942,768
Provention Bio, Inc. *	23,388	156,933
PTC Therapeutics, Inc. *	33,405	1,458,128
Puma Biotechnology, Inc. *	24,680	186,828
Quanterix Corp. *	12,837	655,329
Radius Health, Inc. *	22,941	317,962
RAPT Therapeutics, Inc. *	2,858	93,457
Reata Pharmaceuticals, Inc., Class A *	12,667	1,349,162
Recursion Pharmaceuticals, Inc., Class A *(a)	12,821	323,346
Regeneron Pharmaceuticals, Inc. *	50,736	34,165,622
REGENXBIO, Inc. *	16,184	522,743
Relay Therapeutics, Inc. *	9,643	308,865
Relmada Therapeutics, Inc. *	6,138	146,760
Repligen Corp. *	24,870	7,037,713
Replimune Group, Inc. *	12,305	390,807
Revance Therapeutics, Inc. *	33,736	903,450
REVOLUTION Medicines, Inc. *	23,949	696,676
Rhythm Pharmaceuticals, Inc. *	17,443	226,933
Rocket Pharmaceuticals, Inc. *	22,803	780,091
Royalty Pharma plc, Class A	41,494	1,603,743
Rubius Therapeutics, Inc. *	21,064	457,510
Sage Therapeutics, Inc. *	25,606	1,183,253
Sana Biotechnology, Inc. *	12,340	296,037
Sangamo Therapeutics, Inc. *	60,543	599,981
Sarepta Therapeutics, Inc. *	38,439	3,002,855

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Seagen, Inc. *	61,473	10,302,875
Seer, Inc. *	6,266	250,515
Seres Therapeutics, Inc. *	27,351	175,320
Shattuck Labs, Inc. *	5,992	126,611
SIGA Technologies, Inc. *	21,131	137,985
Silverback Therapeutics, Inc. *(a)	6,184	136,048
Sorrento Therapeutics, Inc. *(a)	116,757	1,050,813
Sotera Health Co. *	34,860	852,676
Spectrum Pharmaceuticals, Inc. *	75,306	176,969
SpringWorks Therapeutics, Inc. *	13,109	984,486
SQZ Biotechnologies Co. *	5,319	70,743
Stoke Therapeutics, Inc. *	9,610	251,590
Supernus Pharmaceuticals, Inc. *	26,203	721,369
Syndax Pharmaceuticals, Inc. *	18,458	322,830
Syneos Health, Inc. *	49,800	4,620,444
Syros Pharmaceuticals, Inc. *	29,413	155,889
Tarsus Pharmaceuticals, Inc. *	2,785	73,803
Taysha Gene Therapies, Inc. *(a)	3,886	77,254
TCR2 Therapeutics, Inc. *	14,802	248,230
TG Therapeutics, Inc. *	56,416	1,527,181
TherapeuticsMD, Inc. *(a)	194,419	154,563
Theravance Biopharma, Inc. *	23,547	195,440
Thermo Fisher Scientific, Inc.	190,803	105,886,125
Translate Bio, Inc. *	33,972	1,270,553
Travere Therapeutics, Inc. *	25,677	560,529
Tricida, Inc. *	17,810	77,295
Turning Point Therapeutics, Inc. *	20,558	1,583,377
Twist Bioscience Corp. *	20,615	2,333,824
Ultragenyx Pharmaceutical, Inc. *	30,371	2,924,424
uniQure N.V. *	18,236	528,844
United Therapeutics Corp. *	22,068	4,741,972
Vanda Pharmaceuticals, Inc. *	25,502	426,903
Vaxart, Inc. *(a)	57,776	517,095
Vaxcyte, Inc. *	9,642	252,910
VBI Vaccines, Inc. *(a)	106,987	386,223
Veracyte, Inc. *	31,699	1,525,039
Vericel Corp. *	22,157	1,200,245
Vertex Pharmaceuticals, Inc. *	125,418	25,119,971
Viatris, Inc.	585,567	8,566,845
Vir Biotechnology, Inc. *	31,693	1,633,457
Vor BioPharma, Inc. *	4,381	64,357
Waters Corp. *	29,873	12,368,019
WaVe Life Sciences Ltd. *	16,690	105,648
Xencor, Inc. *	27,820	942,263
Y-mAbs Therapeutics, Inc. *	11,975	368,591
Zentalis Pharmaceuticals, Inc. *	8,825	601,777
ZIOPHARM Oncology, Inc. *	105,054	171,238
Zoetis, Inc.	230,412	47,133,079
Zogenix, Inc. *	26,399	390,969
		1,593,635,421

Real Estate 3.4%
Acadia Realty Trust	43,867	930,858
Agree Realty Corp.	32,959	2,457,093
Alexander & Baldwin, Inc.	35,036	731,552
Alexander's, Inc.	1,052	280,148
Alexandria Real Estate Equities, Inc.	66,518	13,727,320
American Assets Trust, Inc.	23,555	937,960
American Campus Communities, Inc.	66,675	3,390,424
American Finance Trust, Inc.	52,762	454,808
American Homes 4 Rent, Class A	132,133	5,541,658
American Tower Corp.	220,605	64,454,163
Americold Realty Trust	122,058	4,484,411
Apartment Income REIT Corp.	75,697	3,846,922
Apartment Investment & Management Co., Class A	72,729	522,194
Apple Hospitality REIT, Inc.	103,292	1,526,656
Security	Number of Shares	Value ($)
Armada Hoffler Properties, Inc.	27,388	367,821
AvalonBay Communities, Inc.	67,665	15,534,531
Boston Properties, Inc.	68,640	7,755,634
Brandywine Realty Trust	80,476	1,117,007
Brixmor Property Group, Inc.	142,426	3,339,890
Broadstone Net Lease, Inc.	75,361	2,064,891
Camden Property Trust	47,673	7,152,857
CareTrust REIT, Inc.	47,003	1,033,596
CBRE Group, Inc., Class A *	163,574	15,752,176
Centerspace	5,846	591,498
Chatham Lodging Trust *	23,180	278,160
CIM Commercial Trust Corp. (a)	15,379	107,653
City Office REIT, Inc.	20,980	335,051
Columbia Property Trust, Inc.	58,220	973,438
Community Healthcare Trust, Inc.	10,808	524,296
CorePoint Lodging, Inc. *	18,920	273,583
CoreSite Realty Corp.	20,812	3,087,876
Corporate Office Properties Trust	55,207	1,555,733
Cousins Properties, Inc.	71,868	2,771,230
Crown Castle International Corp.	209,743	40,834,865
CubeSmart	97,656	5,224,596
Cushman & Wakefield plc *	59,485	1,079,058
CyrusOne, Inc.	59,724	4,597,554
DiamondRock Hospitality Co. *	107,101	968,193
Digital Realty Trust, Inc.	136,463	22,367,650
DigitalBridge Group, Inc. *	239,948	1,655,641
Diversified Healthcare Trust	116,977	438,664
Douglas Emmett, Inc.	79,914	2,637,961
Duke Realty Corp.	182,137	9,564,014
Easterly Government Properties, Inc.	39,301	839,862
EastGroup Properties, Inc.	19,475	3,510,564
Empire State Realty Trust, Inc., Class A	68,001	698,370
EPR Properties	36,378	1,846,184
Equinix, Inc.	43,470	36,664,772
Equity Commonwealth	58,636	1,544,472
Equity LifeStyle Properties, Inc.	82,395	7,009,343
Equity Residential	167,017	14,041,119
Essential Properties Realty Trust, Inc.	57,028	1,848,277
Essex Property Trust, Inc.	31,547	10,433,855
eXp World Holdings, Inc.	27,804	1,274,813
Extra Space Storage, Inc.	64,542	12,063,545
Federal Realty Investment Trust	34,583	4,211,172
First Industrial Realty Trust, Inc.	62,559	3,502,678
Forestar Group, Inc. *	9,655	200,727
Four Corners Property Trust, Inc.	35,309	1,010,191
Franklin Street Properties Corp.	50,993	244,766
FRP Holdings, Inc. *	3,539	204,200
Gaming & Leisure Properties, Inc.	105,798	5,215,841
Getty Realty Corp.	19,244	608,688
Gladstone Commercial Corp.	17,988	407,068
Global Medical REIT, Inc.	26,529	409,077
Global Net Lease, Inc.	46,458	789,786
Healthcare Realty Trust, Inc.	67,834	2,037,055
Healthcare Trust of America, Inc., Class A	106,574	3,232,389
Healthpeak Properties, Inc.	261,192	9,402,912
Hersha Hospitality Trust *	18,544	173,943
Highwoods Properties, Inc.	51,341	2,345,770
Host Hotels & Resorts, Inc. *	342,913	5,678,639
Hudson Pacific Properties, Inc.	71,837	1,895,060
Independence Realty Trust, Inc.	51,640	1,057,587
Industrial Logistics Properties Trust	31,284	858,120
Innovative Industrial Properties, Inc.	11,539	2,837,556
Invitation Homes, Inc.	274,644	11,309,840
Iron Mountain, Inc.	140,814	6,723,869
iStar, Inc. (a)	37,152	982,670
JBG SMITH Properties	53,113	1,600,295
Jones Lang LaSalle, Inc. *	24,878	6,031,174

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Kennedy-Wilson Holdings, Inc.	58,420	1,284,656
Kilroy Realty Corp.	51,353	3,371,324
Kimco Realty Corp.	290,231	6,324,134
Kite Realty Group Trust	42,861	868,364
Lamar Advertising Co., Class A	42,270	4,811,594
Lexington Realty Trust	129,907	1,757,642
Life Storage, Inc.	37,308	4,642,608
LTC Properties, Inc.	19,182	661,971
Mack-Cali Realty Corp. *	39,465	705,634
Marcus & Millichap, Inc. *	11,197	439,146
Medical Properties Trust, Inc.	284,665	5,829,939
Mid-America Apartment Communities, Inc.	55,627	10,700,966
Monmouth Real Estate Investment Corp.	46,329	879,324
National Health Investors, Inc.	22,857	1,367,306
National Retail Properties, Inc.	85,182	4,055,515
National Storage Affiliates Trust	37,303	2,135,597
New Senior Investment Group, Inc.	40,724	355,521
Newmark Group, Inc., Class A	79,187	1,078,527
NexPoint Residential Trust, Inc.	11,307	732,581
Office Properties Income Trust	25,306	671,368
Omega Healthcare Investors, Inc.	114,322	3,833,217
One Liberty Properties, Inc.	7,487	238,386
Opendoor Technologies, Inc. *(a)	164,872	2,923,181
Outfront Media, Inc. *	70,601	1,748,081
Paramount Group, Inc.	83,467	739,518
Park Hotels & Resorts, Inc. *	114,328	2,188,238
Pebblebrook Hotel Trust	65,083	1,433,779
Physicians Realty Trust	106,287	1,967,372
Piedmont Office Realty Trust, Inc., Class A	62,681	1,116,975
PotlatchDeltic Corp.	33,075	1,718,246
Preferred Apartment Communities, Inc., Class A	27,828	347,293
Prologis, Inc.	359,176	48,366,640
PS Business Parks, Inc.	9,683	1,522,458
Public Storage	73,954	23,932,254
QTS Realty Trust, Inc., Class A	33,243	2,592,289
Rayonier, Inc.	68,328	2,513,104
RE/MAX Holdings, Inc., Class A	9,672	323,915
Realogy Holdings Corp. *	56,357	989,065
Realty Income Corp.	180,603	13,043,149
Redfin Corp. *	50,306	2,443,362
Regency Centers Corp.	76,149	5,225,344
Retail Opportunity Investments Corp.	57,419	1,038,136
Retail Properties of America, Inc., Class A	103,402	1,366,974
Retail Value, Inc.	8,261	206,525
Rexford Industrial Realty, Inc.	65,062	4,029,290
RLJ Lodging Trust	80,137	1,156,377
RPT Realty	40,644	525,933
Ryman Hospitality Properties, Inc. *	26,967	2,240,149
Sabra Health Care REIT, Inc.	104,318	1,669,088
Safehold, Inc.	6,817	610,871
Saul Centers, Inc.	5,667	261,135
SBA Communications Corp.	53,117	19,067,410
Seritage Growth Properties, Class A *	18,890	305,451
Service Properties Trust	82,072	938,083
Simon Property Group, Inc.	159,074	21,387,499
SITE Centers Corp.	83,111	1,338,918
SL Green Realty Corp.	33,362	2,338,009
Spirit Realty Capital, Inc.	55,260	2,860,810
STAG Industrial, Inc.	76,723	3,241,547
STORE Capital Corp.	117,912	4,253,086
Summit Hotel Properties, Inc. *	53,047	494,398
Sun Communities, Inc.	54,333	10,947,556
Sunstone Hotel Investors, Inc. *	105,135	1,218,515
Tanger Factory Outlet Centers, Inc.	47,633	796,424
Security	Number of Shares	Value ($)
Tejon Ranch Co. *	9,249	177,766
Terreno Realty Corp.	33,416	2,232,523
The GEO Group, Inc.	59,959	464,682
The Howard Hughes Corp. *	21,623	1,957,530
The Macerich Co.	81,818	1,397,451
The RMR Group, Inc., Class A	7,789	360,942
The St. Joe Co.	15,794	730,788
UDR, Inc.	144,446	7,802,973
UMH Properties, Inc.	21,910	519,267
Uniti Group, Inc.	112,873	1,475,250
Universal Health Realty Income Trust	6,325	374,630
Urban Edge Properties	51,154	968,857
Urstadt Biddle Properties, Inc., Class A	13,631	260,079
Ventas, Inc.	181,903	10,175,654
VEREIT, Inc.	111,444	5,631,265
VICI Properties, Inc.	261,068	8,069,612
Vornado Realty Trust	76,070	3,185,812
Washington Real Estate Investment Trust	40,740	1,024,204
Welltower, Inc.	202,446	17,720,098
Weyerhaeuser Co.	362,691	13,056,876
Whitestone REIT	18,544	181,917
WP Carey, Inc.	86,420	6,751,130
Xenia Hotels & Resorts, Inc. *	55,185	961,323
		761,669,929

Retailing 6.4%
1-800-Flowers.com, Inc., Class A *	12,272	389,759
Abercrombie & Fitch Co., Class A *	29,934	1,070,440
Academy Sports & Outdoors, Inc. *	19,115	846,221
Advance Auto Parts, Inc.	31,609	6,411,886
Amazon.com, Inc. *	207,991	721,893,083
America's Car-Mart, Inc. *	3,259	421,486
American Eagle Outfitters, Inc.	72,248	2,205,009
Arko Corp. *	31,785	328,657
Asbury Automotive Group, Inc. *	9,470	1,763,693
AutoNation, Inc. *	26,397	2,879,649
AutoZone, Inc. *	10,516	16,290,861
Bath & Body Works, Inc.	128,163	8,648,439
Bed Bath & Beyond, Inc. *	51,849	1,427,921
Best Buy Co., Inc.	108,069	12,591,119
Big Lots, Inc.	15,978	777,489
Boot Barn Holdings, Inc. *	14,793	1,320,719
Burlington Stores, Inc. *	32,366	9,693,293
Caleres, Inc.	17,145	421,596
Camping World Holdings, Inc., Class A	18,775	749,874
CarLotz, Inc. *	33,167	136,316
CarMax, Inc. *	78,993	9,890,714
CarParts.com, Inc. *	17,025	294,022
Carvana Co. *	31,440	10,314,206
Chewy, Inc., Class A *	40,535	3,571,944
Chico's FAS, Inc. *	59,470	307,460
Conn's, Inc. *	9,493	233,528
ContextLogic, Inc., Class A *(a)	38,193	275,372
Core-Mark Holding Co., Inc.	22,564	1,037,944
Designer Brands, Inc., Class A *	28,721	416,455
Dick's Sporting Goods, Inc. (a)	32,113	4,521,832
Dillard's, Inc., Class A	3,313	630,994
Dollar General Corp.	114,768	25,582,935
Dollar Tree, Inc. *	112,510	10,186,655
DoorDash, Inc., Class A *	17,309	3,312,943
Duluth Holdings, Inc., Class B *	6,272	97,592
eBay, Inc.	314,887	24,164,428
Etsy, Inc. *	61,691	13,341,296
Five Below, Inc. *	27,156	5,779,068
Floor & Decor Holdings, Inc., Class A *	51,450	6,343,785
Foot Locker, Inc.	49,552	2,809,103
Franchise Group, Inc.	13,071	453,956

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Funko, Inc., Class A *	8,949	178,443
GameStop Corp., Class A *	26,946	5,880,695
Genesco, Inc. *	7,560	468,947
Genuine Parts Co.	69,808	8,529,840
Group 1 Automotive, Inc.	8,322	1,376,792
Groupon, Inc. *	11,068	274,154
GrowGeneration Corp. *	25,513	816,161
Guess?, Inc.	19,782	478,527
Haverty Furniture Cos., Inc.	7,859	280,016
Hibbett, Inc.	7,902	756,142
Kohl's Corp.	75,080	4,309,592
Lands' End, Inc. *	7,238	245,006
Leslie's, Inc. *	45,444	1,096,109
Liquidity Services, Inc. *	13,998	341,551
Lithia Motors, Inc., Class A	14,368	4,760,118
LKQ Corp. *	134,343	7,078,533
Lowe's Cos., Inc.	342,923	69,918,570
Lumber Liquidators Holdings, Inc. *	13,052	272,265
Macy's, Inc. *	150,699	3,374,151
MarineMax, Inc. *	11,272	548,045
Monro, Inc.	16,806	956,429
Murphy USA, Inc.	12,044	1,870,192
National Vision Holdings, Inc. *	39,110	2,345,818
Nordstrom, Inc. *	52,804	1,510,722
O'Reilly Automotive, Inc. *	33,839	20,103,073
Ollie's Bargain Outlet Holdings, Inc. *	27,259	1,973,006
Overstock.com, Inc. *	20,822	1,502,307
Party City Holdco, Inc. *	53,633	365,241
Penske Automotive Group, Inc.	15,539	1,397,422
Petco Health & Wellness Co., Inc. *	34,457	741,859
PetMed Express, Inc.	9,536	262,621
Pool Corp.	19,437	9,607,709
Porch Group, Inc. *	36,814	736,280
Poshmark, Inc., Class A *	6,993	204,056
Quotient Technology, Inc. *	39,895	289,638
Qurate Retail, Inc., Class A	183,194	2,020,630
Rent-A-Center, Inc.	28,807	1,817,146
RH *	8,149	5,709,760
Ross Stores, Inc.	173,382	20,528,429
Sally Beauty Holdings, Inc. *	56,615	1,052,473
Shift Technologies, Inc. *(a)	28,012	208,409
Shoe Carnival, Inc.	9,056	346,664
Shutterstock, Inc.	10,821	1,247,228
Signet Jewelers Ltd.	25,698	2,035,282
Sleep Number Corp. *	12,151	1,124,089
Sonic Automotive, Inc., Class A	11,449	578,632
Sportsman's Warehouse Holdings, Inc. *	19,411	344,351
Stamps.com, Inc. *	8,826	2,902,871
Stitch Fix, Inc., Class A *	31,197	1,307,466
Target Corp.	240,138	59,309,283
The Aaron's Co., Inc.	16,668	442,035
The Buckle, Inc.	13,791	534,125
The Cato Corp., Class A	11,064	190,965
The Children's Place, Inc. *	6,726	584,086
The Container Store Group, Inc. *	9,655	111,998
The Gap, Inc.	100,483	2,685,911
The Home Depot, Inc.	515,716	168,216,245
The ODP Corp. *	26,069	1,229,675
The RealReal, Inc. *	28,714	357,202
The TJX Cos., Inc.	585,045	42,544,472
Tractor Supply Co.	55,687	10,817,200
Ulta Beauty, Inc. *	26,552	10,283,855
Urban Outfitters, Inc. *	33,200	1,096,264
Victoria's Secret & Co. *	42,729	2,832,933
Vroom, Inc. *	17,938	481,815
Wayfair, Inc., Class A *	35,680	10,017,160
Weyco Group, Inc.	2,908	66,797
Williams-Sonoma, Inc.	37,120	6,930,304
Security	Number of Shares	Value ($)
Winmark Corp.	1,401	293,692
Zumiez, Inc. *	9,712	390,325
		1,429,323,544

Semiconductors & Semiconductor Equipment 5.2%
ACM Research, Inc., Class A *	4,763	424,622
Advanced Micro Devices, Inc. *	589,281	65,245,192
Allegro MicroSystems, Inc. *	20,181	606,439
Ambarella, Inc. *	17,275	1,789,172
Amkor Technology, Inc.	51,626	1,418,166
Analog Devices, Inc.	260,765	42,491,613
Applied Materials, Inc.	445,292	60,172,308
Axcelis Technologies, Inc. *	16,096	800,132
Broadcom, Inc.	198,194	98,544,039
Brooks Automation, Inc.	36,350	3,088,296
CEVA, Inc. *	11,493	554,537
Cirrus Logic, Inc. *	27,654	2,313,810
CMC Materials, Inc.	14,316	1,898,588
Cohu, Inc. *	23,113	824,672
Cree, Inc. *	56,131	4,770,012
Diodes, Inc. *	20,023	1,938,827
Enphase Energy, Inc. *	65,789	11,429,523
Entegris, Inc.	65,491	7,868,089
First Solar, Inc. *	41,520	3,902,880
FormFactor, Inc. *	38,424	1,493,925
Ichor Holdings Ltd. *	14,270	632,304
Impinj, Inc. *	10,275	598,930
Intel Corp.	1,959,312	105,920,407
KLA Corp.	74,490	25,323,620
Kulicke & Soffa Industries, Inc.	29,749	2,088,082
Lam Research Corp.	69,248	41,882,575
Lattice Semiconductor Corp. *	66,001	4,099,982
MACOM Technology Solutions Holdings, Inc. *	22,188	1,347,034
Marvell Technology, Inc.	397,669	24,333,366
MaxLinear, Inc., Class A *	32,604	1,702,907
Microchip Technology, Inc.	132,632	20,870,972
Micron Technology, Inc. *	544,348	40,118,448
MKS Instruments, Inc.	26,910	3,960,614
Monolithic Power Systems, Inc.	20,823	10,305,927
NeoPhotonics Corp. *	27,152	253,600
NVIDIA Corp.	1,209,255	270,691,732
NXP Semiconductor N.V.	133,623	28,746,316
ON Semiconductor Corp. *	206,719	9,170,055
Onto Innovation, Inc. *	23,572	1,747,392
PDF Solutions, Inc. *	12,598	283,707
Photronics, Inc. *	33,180	500,023
Power Integrations, Inc.	29,529	3,208,031
Qorvo, Inc. *	54,379	10,224,883
QUALCOMM, Inc.	547,454	80,306,027
Rambus, Inc. *	56,749	1,350,626
Semtech Corp. *	31,230	2,183,602
Silicon Laboratories, Inc. *	21,722	3,423,822
SiTime Corp. *	5,881	1,251,712
SkyWater Technology, Inc. *	3,713	123,940
Skyworks Solutions, Inc.	79,940	14,665,792
SMART Global Holdings, Inc. *	8,614	417,434
SolarEdge Technologies, Inc. *	25,444	7,373,162
SunPower Corp. *	39,447	850,083
Synaptics, Inc. *	16,934	3,213,735
Teradyne, Inc.	80,451	9,769,969
Texas Instruments, Inc.	448,231	85,571,780
Ultra Clean Holdings, Inc. *	21,196	980,103
Universal Display Corp.	20,966	4,373,298

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Veeco Instruments, Inc. *	23,936	545,501
Xilinx, Inc.	119,739	18,630,191
		1,154,616,526

Software & Services 14.8%
8x8, Inc. *	53,050	1,281,158
A10 Networks, Inc. *	31,769	441,271
Accenture plc, Class A	308,320	103,768,179
ACI Worldwide, Inc. *	56,511	1,821,350
Adobe, Inc. *	232,008	153,983,710
Affirm Holdings, Inc. *	24,571	2,367,170
Agilysys, Inc. *	10,139	576,199
Akamai Technologies, Inc. *	79,047	8,952,073
Alarm.com Holdings, Inc. *	21,646	1,825,407
Alliance Data Systems Corp.	23,906	2,345,418
Altair Engineering, Inc., Class A *	21,918	1,621,713
Alteryx, Inc., Class A *	28,455	2,104,816
Anaplan, Inc. *	70,740	4,242,985
ANSYS, Inc. *	42,185	15,412,712
Appfolio, Inc., Class A *	8,529	1,007,275
Appian Corp. *	18,851	2,020,827
AppLovin Corp., Class A *(a)	12,479	878,522
Asana, Inc., Class A *	13,689	1,034,204
Aspen Technology, Inc. *	33,051	4,280,104
Autodesk, Inc. *	106,728	33,095,286
Automatic Data Processing, Inc.	206,462	43,158,816
Avalara, Inc. *	41,714	7,496,006
Avaya Holdings Corp. *	36,915	744,576
Benefitfocus, Inc. *	15,342	185,178
BigCommerce Holdings, Inc. *	5,842	347,833
Bill.com Holdings, Inc. *	30,209	8,289,048
Black Knight, Inc. *	76,691	5,803,208
Blackbaud, Inc. *	23,425	1,632,488
Blackline, Inc. *	24,762	2,701,534
BM Technologies, Inc. *(b)	2,133	19,555
Bottomline Technologies (DE), Inc. *	18,857	797,085
Box, Inc., Class A *	67,585	1,742,341
Broadridge Financial Solutions, Inc.	56,308	9,697,364
BTRS Holdings, Inc. *	29,223	318,823
C3.ai, Inc., Class A *	7,971	410,825
Cadence Design Systems, Inc. *	135,445	22,142,549
Cantaloupe, Inc. *	25,841	264,612
Cass Information Systems, Inc.	5,680	256,054
CDK Global, Inc.	59,455	2,473,328
Cerence, Inc. *	18,100	1,962,764
Ceridian HCM Holding, Inc. *	63,909	7,180,176
ChannelAdvisor Corp. *	13,995	358,552
Citrix Systems, Inc.	60,350	6,208,204
Cloudera, Inc. *	107,409	1,711,025
Cloudflare, Inc., Class A *	93,363	11,272,649
Cognizant Technology Solutions Corp., Class A	255,521	19,498,808
CommVault Systems, Inc. *	22,426	1,815,833
Concentrix Corp. *	19,987	3,465,546
Conduent, Inc. *	82,074	599,140
Cornerstone OnDemand, Inc. *	29,462	1,688,173
Coupa Software, Inc. *	35,760	8,754,406
Crowdstrike Holdings, Inc., Class A *	96,735	27,182,535
CSG Systems International, Inc.	16,616	801,057
Datadog, Inc., Class A *	105,225	14,500,005
Datto Holding Corp. *	10,820	275,910
Digimarc Corp. *(a)	6,259	183,013
Digital Turbine, Inc. *	37,720	2,204,734
DigitalOcean Holdings, Inc. *	8,326	513,548
DocuSign, Inc. *	94,462	27,983,423
Dolby Laboratories, Inc., Class A	31,913	3,162,897
Domo, Inc., Class B *	14,043	1,256,849
Security	Number of Shares	Value ($)
Dropbox, Inc., Class A *	143,591	4,553,271
Duck Creek Technologies, Inc. *	15,836	738,433
DXC Technology Co. *	123,064	4,518,910
Dynatrace, Inc. *	89,320	6,138,964
E2open Parent Holdings, Inc. *	59,980	716,161
Ebix, Inc.	11,520	331,546
Elastic N.V. *	30,627	4,886,538
Envestnet, Inc. *	26,366	2,105,852
EPAM Systems, Inc. *	27,449	17,370,002
Euronet Worldwide, Inc. *	25,552	3,404,293
Everbridge, Inc. *	18,459	2,897,509
EVERTEC, Inc.	28,734	1,328,948
Evo Payments, Inc., Class A *	24,238	616,615
ExlService Holdings, Inc. *	16,012	1,971,718
Fair Isaac Corp. *	14,050	6,459,347
Fastly, Inc., Class A *	41,970	1,829,892
Fidelity National Information Services, Inc.	300,814	38,435,005
FireEye, Inc. *	116,401	2,117,334
Fiserv, Inc. *	289,118	34,055,209
Five9, Inc. *	32,475	5,138,519
FleetCor Technologies, Inc. *	40,359	10,625,718
Fortinet, Inc. *	65,813	20,740,309
Gartner, Inc. *	41,842	12,918,299
Genpact Ltd.	84,820	4,400,462
Global Payments, Inc.	143,373	23,318,185
GoDaddy, Inc., Class A *	81,342	5,963,182
GreenSky, Inc., Class A *	20,756	165,010
Grid Dynamics Holdings, Inc. *	12,071	323,141
GTY Technology Holdings, Inc. *	18,000	132,840
Guidewire Software, Inc. *	40,958	4,851,885
HubSpot, Inc. *	21,231	14,531,983
InterDigital, Inc.	14,568	1,050,498
International Business Machines Corp.	433,729	60,869,528
International Money Express, Inc. *	14,175	258,552
Intuit, Inc.	132,525	75,023,728
j2 Global, Inc. *	20,770	2,860,029
Jack Henry & Associates, Inc.	36,143	6,374,902
Jamf Holding Corp. *	17,652	620,468
Limelight Networks, Inc. *	75,551	203,988
LivePerson, Inc. *	30,681	1,966,652
LiveRamp Holdings, Inc. *	33,172	1,625,428
Manhattan Associates, Inc. *	30,852	5,028,567
Mastercard, Inc., Class A	424,344	146,920,623
MAXIMUS, Inc.	29,426	2,562,710
McAfee Corp., Class A	16,728	444,296
Medallia, Inc. *	41,513	1,401,894
Microsoft Corp.	3,653,726	1,102,986,805
MicroStrategy, Inc., Class A *	3,758	2,609,179
Mimecast Ltd. *	28,783	2,009,341
Model N, Inc. *	15,308	519,094
Momentive Global, Inc. *	57,424	1,126,085
MoneyGram International, Inc. *	31,925	287,006
MongoDB, Inc. *	25,956	10,170,339
N-Able, Inc. *	17,773	240,469
NCR Corp. *	63,223	2,685,713
New Relic, Inc. *	26,502	2,119,365
NortonLifeLock, Inc.	283,935	7,541,314
Nuance Communications, Inc. *	138,828	7,642,481
Nutanix, Inc., Class A *	99,836	3,684,947
Okta, Inc. *	60,761	16,016,600
ON24, Inc. *	4,017	90,824
OneSpan, Inc. *	18,270	352,063
Oracle Corp.	881,535	78,571,215
Pagerduty, Inc. *	28,086	1,202,081
Palantir Technologies, Inc., Class A *	219,098	5,771,041
Palo Alto Networks, Inc. *	47,159	21,742,185
Paya Holdings, Inc., Class A *	25,395	245,062

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Paychex, Inc.	155,596	17,811,074
Paycom Software, Inc. *	24,019	11,742,889
Paylocity Holding Corp. *	18,259	4,915,323
PayPal Holdings, Inc. *	570,102	164,565,643
Pegasystems, Inc.	19,193	2,641,533
Perficient, Inc. *	15,409	1,837,061
Ping Identity Holding Corp. *	17,776	461,287
Progress Software Corp.	22,060	1,027,114
Proofpoint, Inc. *(b)	27,781	4,889,456
PROS Holdings, Inc. *	20,815	900,041
PTC, Inc. *	50,841	6,693,726
Q2 Holdings, Inc. *	25,357	2,233,698
QAD, Inc., Class A	6,112	531,805
Qualtrics International, Inc., Class A *	27,524	1,246,287
Qualys, Inc. *	16,400	1,925,032
Rackspace Technology, Inc. *	16,073	224,540
Rapid7, Inc. *	27,324	3,320,412
Repay Holdings Corp. *	37,444	861,586
RingCentral, Inc., Class A *	39,086	9,859,834
Sabre Corp. *	154,680	1,737,056
Sailpoint Technologies Holdings, Inc. *	44,268	2,074,398
salesforce.com, Inc. *	468,761	124,348,230
ServiceNow, Inc. *	95,823	61,675,516
Shift4 Payments, Inc., Class A *	18,851	1,615,719
Smartsheet, Inc., Class A *	56,321	4,481,462
Snowflake, Inc., Class A *	30,225	9,198,979
SolarWinds Corp.	17,809	304,000
Splunk, Inc. *	79,417	12,140,477
Sprout Social, Inc., Class A *	13,342	1,622,387
SPS Commerce, Inc. *	17,492	2,370,691
Square, Inc., Class A *	190,255	51,001,658
SS&C Technologies Holdings, Inc.	108,130	8,181,116
Sumo Logic, Inc. *	7,232	150,787
Switch, Inc., Class A	44,655	1,107,891
Synopsys, Inc. *	73,821	24,526,289
Telos Corp. *	11,747	387,651
Tenable Holdings, Inc. *	34,389	1,525,840
Teradata Corp. *	52,663	2,880,139
The Trade Desk, Inc., Class A *	208,820	16,716,041
The Western Union Co.	199,532	4,317,872
TTEC Holdings, Inc.	9,064	955,889
Tucows, Inc., Class A *(a)	4,544	336,756
Twilio, Inc., Class A *	78,864	28,151,293
Tyler Technologies, Inc. *	19,815	9,624,145
Unisys Corp. *	34,494	835,100
Upland Software, Inc. *	11,940	465,421
Varonis Systems, Inc. *	52,127	3,597,284
Verint Systems, Inc. *	31,644	1,412,588
VeriSign, Inc. *	48,118	10,405,999
Verra Mobility Corp. *	64,694	1,003,404
Viant Technology, Inc., Class A *	4,831	66,426
VirnetX Holding Corp. *	29,561	132,729
Visa, Inc., Class A	820,511	187,979,070
VMware, Inc., Class A *(a)	39,097	5,820,370
Vonage Holdings Corp. *	115,387	1,626,957
WEX, Inc. *	21,804	4,002,560
Workday, Inc., Class A *	91,978	25,124,710
Workiva, Inc. *	20,553	2,882,969
Xperi Holding Corp.	50,891	1,087,541
Yext, Inc. *	46,062	622,758
Zendesk, Inc. *	57,724	7,134,686
Zoom Video Communications, Inc., Class A *	103,439	29,945,590
Zscaler, Inc. *	36,236	10,085,928
Zuora, Inc., Class A *	48,546	824,311
		3,310,708,025

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 7.2%
3D Systems Corp. *	60,244	1,833,827
908 Devices, Inc. *	3,151	113,436
ADTRAN, Inc.	26,173	540,734
Advanced Energy Industries, Inc.	18,525	1,670,584
Aeva Technologies, Inc. *	47,483	465,808
Amphenol Corp., Class A	289,789	22,206,531
Apple Inc.	7,609,981	1,155,423,415
Applied Optoelectronics, Inc. *	8,727	63,969
Arista Networks, Inc. *	26,712	9,870,885
Arlo Technologies, Inc. *	38,303	237,479
Arrow Electronics, Inc. *	36,058	4,370,951
Avid Technology, Inc. *	20,067	517,929
Avnet, Inc.	47,841	1,935,647
Badger Meter, Inc.	13,966	1,495,619
Belden, Inc.	22,296	1,276,446
Benchmark Electronics, Inc.	17,652	477,134
CalAmp Corp. *	19,204	217,773
Calix, Inc. *	27,061	1,261,043
Casa Systems, Inc. *	14,289	100,595
CDW Corp.	68,109	13,663,346
Ciena Corp. *	75,400	4,307,602
Cisco Systems, Inc.	2,044,748	120,681,027
Cognex Corp.	85,466	7,573,997
Coherent, Inc. *	11,989	3,029,261
CommScope Holding Co., Inc. *	100,965	1,595,247
Comtech Telecommunications Corp.	12,936	330,127
Corning, Inc.	375,221	15,005,088
Corsair Gaming, Inc. *(a)	10,237	296,361
CTS Corp.	16,039	562,648
Daktronics, Inc. *	23,346	142,177
Dell Technologies, Inc., Class C *	121,195	11,811,665
Diebold Nixdorf, Inc. *	38,716	421,230
EchoStar Corp., Class A *	21,365	576,855
ePlus, Inc. *	6,716	726,805
Extreme Networks, Inc. *	60,902	659,569
F5 Networks, Inc. *	28,810	5,864,852
Fabrinet *	17,880	1,841,998
FARO Technologies, Inc. *	9,172	632,318
Harmonic, Inc. *	47,277	436,839
Hewlett Packard Enterprise Co.	631,009	9,755,399
HP, Inc.	585,063	17,399,774
II-VI, Inc. *	50,657	3,190,378
Infinera Corp. *	101,325	858,223
Inseego Corp. *(a)	31,201	262,088
Insight Enterprises, Inc. *	16,819	1,730,507
IPG Photonics Corp. *	17,259	2,945,766
Itron, Inc. *	22,130	1,859,141
Jabil, Inc.	65,494	4,046,219
Juniper Networks, Inc.	157,831	4,573,942
Keysight Technologies, Inc. *	89,158	15,993,162
Kimball Electronics, Inc. *	11,364	274,668
Knowles Corp. *	43,214	864,280
Littelfuse, Inc.	12,092	3,451,057
Lumentum Holdings, Inc. *	36,986	3,204,467
Methode Electronics, Inc.	19,681	916,544
Motorola Solutions, Inc.	82,309	20,101,504
Napco Security Technologies, Inc. *	5,796	226,797
National Instruments Corp.	63,533	2,656,950
NetApp, Inc.	107,463	9,556,685
NETGEAR, Inc. *	15,212	543,525
NetScout Systems, Inc. *	36,305	995,483
nLight, Inc. *	19,191	529,863
Novanta, Inc. *	17,471	2,676,907
OSI Systems, Inc. *	8,410	832,085
Ouster, Inc. *(a)	33,970	285,348
PAR Technology Corp. *	11,691	794,170

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
PC Connection, Inc.	5,600	271,096
Plantronics, Inc. *	18,210	542,294
Plexus Corp. *	14,448	1,326,760
Pure Storage, Inc., Class A *	126,268	3,261,502
Ribbon Communications, Inc. *	54,035	352,849
Rogers Corp. *	8,882	1,886,626
Sanmina Corp. *	30,305	1,196,441
ScanSource, Inc. *	11,983	426,355
Seagate Technology Holdings plc	96,474	8,450,158
Super Micro Computer, Inc. *	21,835	797,851
SYNNEX Corp.	20,260	2,574,438
TE Connectivity Ltd.	160,652	24,133,143
Teledyne Technologies, Inc. *	22,491	10,421,880
Trimble, Inc. *	121,308	11,429,640
TTM Technologies, Inc. *	48,061	672,854
Ubiquiti, Inc.	3,610	1,174,550
Velodyne Lidar, Inc. *(a)	29,068	191,849
ViaSat, Inc. *	32,965	1,702,313
Viavi Solutions, Inc. *	109,625	1,785,791
Vishay Intertechnology, Inc.	64,443	1,415,813
Vontier Corp.	81,852	2,976,957
Western Digital Corp. *	148,849	9,407,257
Xerox Holdings Corp.	76,640	1,725,166
Zebra Technologies Corp., Class A *	25,978	15,253,502
		1,608,140,834

Telecommunication Services 1.2%
Anterix, Inc. *	5,463	322,426
AT&T, Inc.	3,463,051	94,956,858
ATN International, Inc.	5,385	245,502
Bandwidth, Inc., Class A *	11,384	1,171,414
Cincinnati Bell, Inc. *	25,866	400,664
Cogent Communications Holdings, Inc.	21,243	1,541,817
Consolidated Communications Holdings, Inc. *	35,831	332,153
Globalstar, Inc. *	333,486	663,637
Gogo, Inc. *(a)	25,657	345,087
Iridium Communications, Inc. *	56,603	2,519,400
Liberty Global plc, Class A *	70,149	2,016,082
Liberty Global plc, Class C *	166,324	4,820,070
Liberty Latin America Ltd., Class A *	23,815	339,602
Liberty Latin America Ltd., Class C *	74,160	1,067,162
Lumen Technologies, Inc.	479,818	5,901,761
ORBCOMM, Inc. *	41,050	471,665
Radius Global Infrastructure, Inc., Class A *	28,179	503,841
Shenandoah Telecommunications Co.	23,510	701,303
Spok Holdings, Inc.	8,676	85,979
T-Mobile US, Inc. *	283,862	38,894,771
Telephone and Data Systems, Inc.	49,639	1,008,665
United States Cellular Corp. *	7,636	243,970
Verizon Communications, Inc.	2,007,552	110,415,360
		268,969,189

Transportation 1.8%
Air Transport Services Group, Inc. *	30,157	826,000
Alaska Air Group, Inc. *	59,926	3,436,157
Allegiant Travel Co. *	7,120	1,370,173
AMERCO	4,320	2,856,168
American Airlines Group, Inc. *	310,641	6,194,181
ArcBest Corp.	11,637	776,537
Atlas Air Worldwide Holdings, Inc. *	13,076	956,771
Avis Budget Group, Inc. *	24,673	2,239,075
C.H. Robinson Worldwide, Inc.	64,563	5,814,544
CSX Corp.	1,100,908	35,812,537
Daseke, Inc. *	29,504	278,813
Security	Number of Shares	Value ($)
Delta Air Lines, Inc. *	310,132	12,541,738
Echo Global Logistics, Inc. *	14,335	471,335
Expeditors International of Washington, Inc.	81,756	10,190,068
FedEx Corp.	118,520	31,489,579
Forward Air Corp.	13,274	1,170,368
Frontier Group Holdings, Inc. *	14,269	218,744
GXO Logistics, Inc. *	49,481	4,047,051
Hawaiian Holdings, Inc. *	23,514	475,453
Heartland Express, Inc.	23,954	401,948
Hub Group, Inc., Class A *	16,744	1,175,429
J.B. Hunt Transport Services, Inc.	40,919	7,259,030
JetBlue Airways Corp. *	155,527	2,353,123
Kansas City Southern	43,973	12,341,902
Kirby Corp. *	28,820	1,544,464
Knight-Swift Transportation Holdings, Inc.	58,814	3,054,211
Landstar System, Inc.	18,969	3,187,361
Lyft, Inc., Class A *	124,254	5,915,733
Macquarie Infrastructure Corp.	35,225	1,403,716
Marten Transport Ltd.	26,636	415,255
Matson, Inc.	21,292	1,685,688
Norfolk Southern Corp.	121,365	30,770,882
Old Dominion Freight Line, Inc.	46,011	13,284,296
Ryder System, Inc.	26,428	2,100,762
Saia, Inc. *	12,753	3,062,378
Schneider National, Inc., Class B	17,824	401,753
SkyWest, Inc. *	24,183	1,128,137
Southwest Airlines Co. *	288,158	14,344,505
Spirit Airlines, Inc. *	53,213	1,305,315
Sun Country Airlines Holdings, Inc. *	10,744	347,998
TuSimple Holdings, Inc., Class A *	16,216	678,802
Uber Technologies, Inc. *	717,876	28,097,667
Union Pacific Corp.	322,363	69,901,193
United Airlines Holdings, Inc. *	156,884	7,296,675
United Parcel Service, Inc., Class B	350,824	68,631,699
Universal Logistics Holdings, Inc.	5,305	116,020
Werner Enterprises, Inc.	28,446	1,341,513
XPO Logistics, Inc. *	49,481	4,300,394
		409,013,141

Utilities 2.4%
ALLETE, Inc.	25,540	1,721,907
Alliant Energy Corp.	121,445	7,382,642
Ameren Corp.	123,589	10,841,227
American Electric Power Co., Inc.	242,029	21,678,538
American States Water Co.	17,867	1,647,516
American Water Works Co., Inc.	88,433	16,116,914
Atmos Energy Corp.	63,831	6,224,161
Avangrid, Inc.	34,310	1,875,042
Avista Corp.	32,812	1,373,182
Black Hills Corp.	31,219	2,195,632
California Water Service Group	24,289	1,543,566
CenterPoint Energy, Inc.	281,963	7,074,452
Chesapeake Utilities Corp.	8,202	1,072,001
Clearway Energy, Inc., Class A	16,437	488,836
Clearway Energy, Inc., Class C	37,611	1,180,609
CMS Energy Corp.	141,439	9,070,483
Consolidated Edison, Inc.	165,870	12,514,892
Dominion Energy, Inc.	391,377	30,464,786
DTE Energy Co.	93,699	11,275,738
Duke Energy Corp.	373,491	39,089,568
Edison International	183,722	10,626,480
Entergy Corp.	97,068	10,736,692
Essential Utilities, Inc.	108,758	5,397,660
Evergy, Inc.	110,783	7,583,096
Eversource Energy	166,256	15,084,407

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Exelon Corp.	474,813	23,275,333
FirstEnergy Corp.	262,923	10,219,817
Hawaiian Electric Industries, Inc.	53,966	2,352,918
IDACORP, Inc.	24,924	2,625,743
MDU Resources Group, Inc.	97,120	3,124,350
MGE Energy, Inc.	17,502	1,409,611
Middlesex Water Co.	8,959	980,204
National Fuel Gas Co.	43,633	2,260,626
New Jersey Resources Corp.	47,161	1,760,992
NextEra Energy, Inc.	951,654	79,929,419
NiSource, Inc.	190,151	4,687,222
Northwest Natural Holding Co.	15,518	798,401
NorthWestern Corp.	25,217	1,603,801
NRG Energy, Inc.	118,220	5,399,107
OGE Energy Corp.	98,660	3,493,551
ONE Gas, Inc.	25,660	1,842,901
Ormat Technologies, Inc.	21,613	1,537,333
Otter Tail Corp.	20,043	1,099,759
PG&E Corp. *	722,337	6,623,830
Pinnacle West Capital Corp.	54,670	4,204,123
PNM Resources, Inc.	41,641	2,061,230
Portland General Electric Co.	44,452	2,282,610
PPL Corp.	373,107	10,950,690
Public Service Enterprise Group, Inc.	244,451	15,630,197
Sempra Energy	152,743	20,217,064
SJW Group	13,061	905,519
South Jersey Industries, Inc.	53,188	1,319,594
Southwest Gas Holdings, Inc.	27,645	1,943,720
Spire, Inc.	25,361	1,691,579
Sunnova Energy International, Inc. *	30,356	1,098,887
The AES Corp.	322,497	7,698,003
The Southern Co.	514,089	33,791,070
UGI Corp.	101,535	4,702,086
Unitil Corp.	7,779	385,838
Vistra Corp.	233,219	4,452,151
WEC Energy Group, Inc.	153,016	14,456,952
Xcel Energy, Inc.	260,407	17,902,981
York Water Co.	5,612	289,411
		535,268,650
Total Common Stock
(Cost $12,401,958,326)		22,326,560,363

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)	42,134	3,586
Total Rights
(Cost $—)		3,586

Short-Term Investments 0.3% of net assets

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	15,194,152	15,194,152
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)(e)	50,644,408	50,644,408
Total Short-Term Investments
(Cost $65,838,560)		65,838,560

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	214	48,369,350	922,628
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $49,318,760.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/21	Balance of Shares Held at 8/31/21	Dividends Received
The Charles Schwab Corp.	$19,521,781	$9,791,481	($2,155,692)	$617,570	$25,065,151	$52,840,291	725,330	$513,151

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of August 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$16,936,671,101	$—	$—	$16,936,671,101
Consumer Services	485,540,141	—	5,675	485,545,816
Pharmaceuticals, Biotechnology & Life Sciences	1,593,473,448	—	161,973	1,593,635,421
Software & Services	3,305,799,014	—	4,909,011	3,310,708,025
Rights [1]
Media	—	—	3,586	3,586
Short-Term Investments[1]	65,838,560	—	—	65,838,560
Futures Contracts[2]	922,628	—	—	922,628
Total	$22,388,244,892	$—	$5,080,245	$22,393,325,137
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value - affiliated (cost $28,534,017)		$52,840,291
Investments in securities, at value - unaffiliated (cost $12,388,618,461) including securities on loan of $49,318,760		22,288,917,810
Collateral invested for securities on loan, at value (cost $50,644,408)		50,644,408
Deposit with broker for futures contracts		2,070,000
Receivables:
Dividends		24,809,249
Fund shares sold		5,456,996
Income from securities on loan	+	47,925
Total assets		22,424,786,679
Liabilities
Collateral held for securities on loan		50,644,408
Payables:
Investments bought		5,327,898
Management fees		543,242
Variation margin on futures contracts	+	42,006
Total liabilities		56,557,554
Net Assets
Total assets		22,424,786,679
Total liabilities	–	56,557,554
Net assets		$22,368,229,125
Net Assets by Source
Capital received from investors		12,636,603,455
Total distributable earnings		9,731,625,670

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$22,368,229,125		204,950,000		$109.14

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities — affiliated		$513,151
Dividends received from securities — unaffiliated (net of foreign withholding tax of $50,550)		274,693,240
Securities on loan, net	+	1,162,286
Total investment income		276,368,677
Expenses
Management fees		5,721,907
Total expenses	–	5,721,907
Net investment income		270,646,770
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities — affiliated		(76,227)
Net realized losses on sales of securities — unaffiliated		(59,606,454)
Net realized gains on in-kind redemptions — affiliated		693,797
Net realized gains on in-kind redemptions — unaffiliated		414,813,899
Net realized gains on futures contracts	+	6,317,288
Net realized gains		362,142,303
Net change in unrealized appreciation (depreciation) on securities — affiliated		25,065,151
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		4,833,328,720
Net change in unrealized appreciation (depreciation) on futures contracts	+	(132,072)
Net change in unrealized appreciation (depreciation)	+	4,858,261,799
Net realized and unrealized gains		5,220,404,102
Increase in net assets resulting from operations		$5,491,050,872

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$270,646,770	$305,344,570
Net realized gains		362,142,303	825,670,838
Net change in unrealized appreciation (depreciation)	+	4,858,261,799	1,780,797,672
Increase in net assets resulting from operations		5,491,050,872	2,911,813,080
Distributions to Shareholders
Total distributions		($289,355,570)	($300,375,280)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,550,000	$1,370,669,029	17,750,000	$1,224,526,962
Shares redeemed	+	(8,300,000)	(752,664,118)	(31,200,000)	(2,164,803,496)
Net transactions in fund shares		6,250,000	$618,004,911	(13,450,000)	($940,276,534)
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		198,700,000	$16,548,528,912	212,150,000	$14,877,367,646
Total increase (decrease)	+	6,250,000	5,819,700,213	(13,450,000)	1,671,161,266
End of period		204,950,000	$22,368,229,125	198,700,000	$16,548,528,912

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	10/11/17 [1]– 8/31/18
Per-Share Data
Net asset value at beginning of period	$34.50	$28.80	$28.62	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.56	0.61	0.57	0.44
Net realized and unrealized gains (losses)	10.32	5.67	0.10	3.47
Total from investment operations	10.88	6.28	0.67	3.91
Less distributions:
Distributions from net investment income	(0.57)	(0.58)	(0.49)	(0.29)
Net asset value at end of period	$44.81	$34.50	$28.80	$28.62
Total return	31.95%	22.25%	2.42%	15.72% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05% [4]
Net investment income (loss)	1.43%	2.03%	2.06%	1.87% [4]
Portfolio turnover rate[5]	5%	5%	5%	3% [3]
Net assets, end of period (x 1,000)	$2,090,428	$1,145,352	$838,213	$486,487

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.8%
Aptiv plc *	13,075	1,989,884
Autoliv, Inc.	3,770	333,230
BorgWarner, Inc.	11,503	490,948
Ford Motor Co. *	189,220	2,465,537
Fox Factory Holding Corp. *	2,005	308,109
General Motors Co. *	61,622	3,020,094
Gentex Corp.	11,604	357,403
Harley-Davidson, Inc.	7,361	290,980
Lear Corp.	2,683	429,119
Tesla, Inc. *	37,176	27,351,127
Thor Industries, Inc.	2,693	305,467
		37,341,898

Banks 4.0%
Bank of America Corp.	363,946	15,194,746
Bank OZK	5,797	245,967
BOK Financial Corp.	1,423	125,295
Citigroup, Inc.	99,697	7,169,211
Citizens Financial Group, Inc.	20,538	899,359
Comerica, Inc.	6,690	494,458
Commerce Bancshares, Inc.	5,052	357,277
Cullen/Frost Bankers, Inc.	2,694	307,709
East West Bancorp, Inc.	6,904	506,339
Essent Group Ltd.	5,434	255,833
Fifth Third Bancorp	34,119	1,325,864
First Citizens BancShares, Inc., Class A	349	313,297
First Financial Bankshares, Inc.	6,852	326,292
First Horizon Corp.	26,396	432,630
First Republic Bank	8,468	1,684,624
Glacier Bancorp, Inc.	4,569	243,345
Huntington Bancshares, Inc.	71,115	1,104,416
JPMorgan Chase & Co.	146,018	23,355,579
KeyCorp	46,746	949,879
M&T Bank Corp.	6,244	874,223
New York Community Bancorp, Inc.	22,909	286,821
People's United Financial, Inc.	20,653	339,329
Pinnacle Financial Partners, Inc.	3,708	359,379
Popular, Inc.	3,884	294,951
Prosperity Bancshares, Inc.	4,429	309,499
Regions Financial Corp.	46,181	943,478
Signature Bank	2,811	728,977
South State Corp.	3,410	233,858
SVB Financial Group *	2,826	1,581,147
Synovus Financial Corp.	7,164	308,768
TFS Financial Corp.	2,305	46,077
The PNC Financial Services Group, Inc.	20,527	3,922,710
Truist Financial Corp.	64,972	3,707,302
U.S. Bancorp	65,495	3,758,758
United Bankshares, Inc.	6,399	232,476
Wells Fargo & Co.	199,439	9,114,362
Security	Number of Shares	Value ($)
Western Alliance Bancorp	5,022	489,946
Zions Bancorp NA	7,826	453,125
		83,277,306

Capital Goods 5.8%
3M Co.	27,977	5,448,241
A.O. Smith Corp.	6,417	466,644
Advanced Drainage Systems, Inc.	2,395	273,389
AECOM *	7,029	460,821
AGCO Corp.	2,975	409,420
Air Lease Corp.	5,122	203,548
Allegion plc	4,303	619,589
Allison Transmission Holdings, Inc.	5,403	199,803
AMETEK, Inc.	11,150	1,516,065
Axon Enterprise, Inc. *	3,099	563,615
AZEK Co., Inc. *	6,761	287,275
Bloom Energy Corp., Class A *	5,801	124,257
Builders FirstSource, Inc. *	10,153	541,053
BWX Technologies, Inc.	4,578	262,915
Carlisle Cos., Inc.	2,539	535,069
Carrier Global Corp.	39,467	2,273,299
Caterpillar, Inc.	26,433	5,573,927
Chart Industries, Inc. *	1,729	325,709
Colfax Corp. *	5,670	273,124
Crane Co.	2,353	239,465
Cummins, Inc.	7,054	1,664,603
Curtiss-Wright Corp.	1,972	240,150
Deere & Co.	15,048	5,688,595
Donaldson Co., Inc.	6,029	408,465
Dover Corp.	6,950	1,211,802
Eaton Corp. plc	19,204	3,233,185
EMCOR Group, Inc.	2,657	322,826
Emerson Electric Co.	28,941	3,053,275
Fastenal Co.	27,745	1,549,558
Flowserve Corp.	6,293	244,609
Fortive Corp.	16,290	1,203,342
Fortune Brands Home & Security, Inc.	6,669	649,361
FuelCell Energy, Inc. *	15,254	95,185
Generac Holdings, Inc. *	3,041	1,328,856
General Dynamics Corp.	11,052	2,213,826
General Electric Co.	52,965	5,583,041
Graco, Inc.	8,139	638,260
HEICO Corp.	2,094	265,561
HEICO Corp., Class A	3,530	403,267
Honeywell International, Inc.	33,496	7,768,057
Howmet Aerospace, Inc.	18,823	597,630
Hubbell, Inc.	2,590	533,825
Huntington Ingalls Industries, Inc.	1,933	394,661
IDEX Corp.	3,656	818,944
Illinois Tool Works, Inc.	13,867	3,229,070
Ingersoll Rand, Inc. *	18,721	992,587
ITT, Inc.	4,151	397,126
Johnson Controls International plc	34,583	2,586,808
L3Harris Technologies, Inc.	9,873	2,300,508
Lennox International, Inc.	1,646	551,706
Lincoln Electric Holdings, Inc.	2,856	398,726
Lockheed Martin Corp.	11,787	4,240,963

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Masco Corp.	12,218	741,877
MasTec, Inc. *	2,691	246,065
Nikola Corp. *	6,893	71,894
Nordson Corp.	2,616	624,178
Northrop Grumman Corp.	7,215	2,652,955
Oshkosh Corp.	3,317	380,062
Otis Worldwide Corp.	19,454	1,794,048
Owens Corning	5,004	478,132
PACCAR, Inc.	16,756	1,371,814
Parker-Hannifin Corp.	6,215	1,843,804
Pentair plc	7,998	617,126
Plug Power, Inc. *	24,625	641,727
Proto Labs, Inc. *	1,302	96,556
Quanta Services, Inc.	6,756	689,788
Raytheon Technologies Corp.	73,084	6,194,600
RBC Bearings, Inc. *	1,240	287,085
Regal Beloit Corp.	1,964	293,461
Rexnord Corp.	5,738	348,641
Rockwell Automation, Inc.	5,609	1,825,449
Roper Technologies, Inc.	5,077	2,453,613
Sensata Technologies Holding plc *	7,579	448,525
SiteOne Landscape Supply, Inc. *	2,130	426,213
Snap-on, Inc.	2,605	585,995
Stanley Black & Decker, Inc.	7,793	1,506,153
Sunrun, Inc. *	7,690	340,283
Textron, Inc.	10,875	790,286
The Boeing Co. *	26,548	5,827,286
The Middleby Corp. *	2,687	491,560
The Timken Co.	3,261	239,814
The Toro Co.	5,125	563,443
Trane Technologies plc	11,535	2,289,697
TransDigm Group, Inc. *	2,646	1,607,366
Trex Co., Inc. *	5,621	616,961
United Rentals, Inc. *	3,488	1,230,043
Vertiv Holdings Co.	12,046	339,336
Virgin Galactic Holdings, Inc. *(a)	6,336	171,769
W.W. Grainger, Inc.	2,111	915,541
Watsco, Inc.	1,591	442,966
Westinghouse Air Brake Technologies Corp.	8,544	767,166
WillScot Mobile Mini Holdings Corp. *	9,662	285,995
Woodward, Inc.	2,821	341,172
Xylem, Inc.	8,654	1,179,627
		120,465,678

Commercial & Professional Services 1.1%
ADT, Inc.	7,180	61,461
ASGN, Inc. *	2,550	286,084
Booz Allen Hamilton Holding Corp.	6,480	530,777
CACI International, Inc., Class A *	1,124	289,475
Cintas Corp.	4,251	1,682,418
Clean Harbors, Inc. *	2,373	243,517
Copart, Inc. *	10,063	1,452,292
CoStar Group, Inc. *	19,070	1,615,992
Dun & Bradstreet Holdings, Inc. *	6,654	121,968
Equifax, Inc.	5,870	1,598,166
Exponent, Inc.	2,471	288,860
IAA, Inc. *	6,587	349,901
IHS Markit Ltd.	18,062	2,178,277
Jacobs Engineering Group, Inc.	6,250	843,500
Leidos Holdings, Inc.	6,443	632,123
ManpowerGroup, Inc.	2,661	323,099
MSA Safety, Inc.	1,725	280,899
Nielsen Holdings plc	17,456	374,606
Republic Services, Inc.	10,104	1,254,209
Robert Half International, Inc.	5,472	565,805
Rollins, Inc.	10,840	421,893
Science Applications International Corp.	2,859	240,813
Security	Number of Shares	Value ($)
Stericycle, Inc. *	4,356	303,177
Tetra Tech, Inc.	2,581	371,251
TransUnion	9,237	1,122,573
TriNet Group, Inc. *	1,920	176,794
Upwork, Inc. *	4,376	195,651
Verisk Analytics, Inc.	7,822	1,578,167
Waste Management, Inc.	18,754	2,908,933
		22,292,681

Consumer Durables & Apparel 1.4%
Brunswick Corp.	3,756	363,844
Capri Holdings Ltd. *	7,350	415,348
Carter's, Inc.	2,079	212,848
Columbia Sportswear Co.	1,436	146,486
Crocs, Inc. *	3,167	452,311
D.R. Horton, Inc.	15,766	1,507,545
Deckers Outdoor Corp. *	1,351	565,326
Garmin Ltd.	7,237	1,262,350
Hanesbrands, Inc.	17,384	324,733
Hasbro, Inc.	6,143	603,918
Helen of Troy Ltd. *	1,163	278,178
Leggett & Platt, Inc.	6,362	307,857
Lennar Corp., Class A	13,335	1,430,979
Lululemon Athletica, Inc. *	5,710	2,284,971
Mattel, Inc. *	16,805	358,787
Mohawk Industries, Inc. *	2,825	558,672
Newell Brands, Inc.	18,421	468,078
NIKE, Inc., Class B	61,496	10,130,851
NVR, Inc. *	164	849,510
Peloton Interactive, Inc., Class A *	12,978	1,300,266
Polaris, Inc.	2,799	335,208
PulteGroup, Inc.	12,680	682,945
PVH Corp. *	3,417	358,067
Ralph Lauren Corp.	2,314	268,725
Skechers U.S.A., Inc., Class A *	6,444	324,971
Tapestry, Inc. *	13,450	542,304
Tempur Sealy International, Inc.	8,814	393,986
Toll Brothers, Inc.	5,364	343,618
TopBuild Corp. *	1,611	352,471
VF Corp.	15,460	1,182,226
Whirlpool Corp.	3,009	666,584
YETI Holdings, Inc. *	3,663	363,882
		29,637,845

Consumer Services 2.1%
Airbnb, Inc., Class A *	7,111	1,102,134
Aramark	12,181	423,777
Booking Holdings, Inc. *	1,981	4,555,646
Boyd Gaming Corp. *	3,893	238,913
Bright Horizons Family Solutions, Inc. *	2,930	427,077
Caesars Entertainment, Inc. *	10,012	1,017,520
Carnival Corp. *	38,374	926,348
Chegg, Inc. *	6,802	566,063
Chipotle Mexican Grill, Inc. *	1,355	2,579,012
Choice Hotels International, Inc.	1,369	163,404
Churchill Downs, Inc.	1,692	356,166
Darden Restaurants, Inc.	6,336	954,518
Domino's Pizza, Inc.	1,866	964,517
DraftKings, Inc., Class A *	15,614	925,754
Expedia Group, Inc. *	6,860	991,270
Hilton Worldwide Holdings, Inc. *	13,455	1,679,991
Las Vegas Sands Corp. *	15,789	704,347
Marriott International, Inc., Class A *	12,899	1,743,171
Marriott Vacations Worldwide Corp. *	2,047	306,129
McDonald's Corp.	35,988	8,545,711
MGM Resorts International	19,547	833,093

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Norwegian Cruise Line Holdings Ltd. *	17,816	460,365
Penn National Gaming, Inc. *	7,215	585,137
Planet Fitness, Inc., Class A *	4,009	325,932
Royal Caribbean Cruises Ltd. *	10,506	869,161
Service Corp. International	8,066	506,222
Starbucks Corp.	56,865	6,681,069
Terminix Global Holdings, Inc. *	6,333	263,643
Texas Roadhouse, Inc.	3,106	295,070
The Wendy's Co.	8,565	197,166
Vail Resorts, Inc. *	1,959	597,201
Vivint Smart Home, Inc. *	2,301	28,072
Wyndham Hotels & Resorts, Inc.	4,477	325,478
Wynn Resorts Ltd. *	5,140	522,687
Yum! Brands, Inc.	14,379	1,884,080
		43,545,844

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	1,992	338,859
AGNC Investment Corp.	25,301	412,659
Ally Financial, Inc.	17,879	945,799
American Express Co.	31,381	5,207,991
Ameriprise Financial, Inc.	5,611	1,531,298
Annaly Capital Management, Inc.	67,415	585,836
Apollo Global Management, Inc.	10,166	607,724
Ares Management Corp., Class A	5,273	406,970
Berkshire Hathaway, Inc., Class B *	91,442	26,131,380
BlackRock, Inc.	6,841	6,453,047
Blackstone, Inc.	32,980	4,146,575
Capital One Financial Corp.	21,766	3,612,503
Cboe Global Markets, Inc.	5,117	645,510
CME Group, Inc.	17,332	3,496,211
Credit Acceptance Corp. *	552	319,983
Discover Financial Services	14,728	1,888,424
Equitable Holdings, Inc.	18,545	575,080
Evercore, Inc., Class A	1,971	275,230
FactSet Research Systems, Inc.	1,811	688,578
Franklin Resources, Inc.	13,130	425,937
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,767	227,414
Interactive Brokers Group, Inc., Class A	3,866	249,898
Intercontinental Exchange, Inc.	27,145	3,244,642
Invesco Ltd.	18,533	469,256
Janus Henderson Group plc	8,364	362,663
Jefferies Financial Group, Inc.	9,690	358,142
KKR & Co., Inc.	28,027	1,801,856
Lazard Ltd., Class A	5,611	265,961
LPL Financial Holdings, Inc.	3,845	568,483
MarketAxess Holdings, Inc.	1,828	869,982
Moody's Corp.	7,775	2,960,487
Morgan Stanley	71,814	7,499,536
Morningstar, Inc.	1,022	273,886
MSCI, Inc.	3,975	2,522,456
Nasdaq, Inc.	5,537	1,084,034
Northern Trust Corp.	10,057	1,191,956
OneMain Holdings, Inc.	5,120	296,090
Open Lending Corp., Class A *	4,727	174,757
Raymond James Financial, Inc.	5,864	820,374
S&P Global, Inc.	11,614	5,154,526
Santander Consumer USA Holdings, Inc.	3,516	146,723
SEI Investments Co.	5,712	358,771
SLM Corp.	15,548	291,525
Starwood Property Trust, Inc.	13,696	353,357
State Street Corp.	16,831	1,563,768
Stifel Financial Corp.	5,055	349,301
Synchrony Financial	26,010	1,293,998
T. Rowe Price Group, Inc.	10,919	2,444,437
The Bank of New York Mellon Corp.	38,952	2,150,929
Security	Number of Shares	Value ($)
The Carlyle Group, Inc.	5,669	279,935
The Charles Schwab Corp. (b)	72,099	5,252,412
The Goldman Sachs Group, Inc.	16,412	6,786,526
Tradeweb Markets, Inc., Class A	5,023	437,051
Voya Financial, Inc.	5,781	375,649
		111,176,375

Energy 2.2%
APA Corp.	18,233	355,179
Baker Hughes Co.	34,999	797,277
Cabot Oil & Gas Corp.	19,122	303,849
Cheniere Energy, Inc. *	11,148	975,004
Chevron Corp.	93,244	9,023,222
Cimarex Energy Co.	4,907	315,128
ConocoPhillips	65,114	3,615,780
Continental Resources, Inc.	2,980	117,054
Devon Energy Corp.	28,671	847,228
Diamondback Energy, Inc.	8,798	678,678
DTE Midstream LLC *	4,597	213,623
EOG Resources, Inc.	28,199	1,903,996
Exxon Mobil Corp.	204,170	11,131,348
Halliburton Co.	42,830	855,743
Hess Corp.	13,208	908,050
Kinder Morgan, Inc.	94,130	1,531,495
Marathon Oil Corp.	37,889	445,196
Marathon Petroleum Corp.	30,757	1,822,967
NOV, Inc. *	18,806	247,675
Occidental Petroleum Corp.	40,693	1,045,403
ONEOK, Inc.	21,554	1,132,016
Ovintiv, Inc.	12,563	342,467
Phillips 66	21,198	1,506,966
Pioneer Natural Resources Co.	11,206	1,677,202
Schlumberger N.V.	67,542	1,893,878
Targa Resources Corp.	10,981	482,286
TechnipFMC plc *	20,212	134,006
The Williams Cos., Inc.	58,729	1,450,019
Valero Energy Corp.	19,655	1,303,323
		47,056,058

Food & Staples Retailing 1.3%
Albertsons Cos., Inc., Class A	2,347	71,255
BJ's Wholesale Club Holdings, Inc. *	6,687	378,886
Casey's General Stores, Inc.	1,790	366,163
Costco Wholesale Corp.	21,311	9,706,947
Performance Food Group Co. *	6,396	321,207
Sysco Corp.	24,617	1,960,744
The Kroger Co.	36,701	1,689,347
US Foods Holding Corp. *	10,655	362,270
Walgreens Boots Alliance, Inc.	34,679	1,759,959
Walmart, Inc.	66,201	9,804,368
		26,421,146

Food, Beverage & Tobacco 2.7%
Altria Group, Inc.	89,194	4,480,215
Archer-Daniels-Midland Co.	26,957	1,617,420
Beyond Meat, Inc. *	2,385	285,341
Brown-Forman Corp., Class B	8,791	617,304
Bunge Ltd.	6,800	514,828
Campbell Soup Co.	9,793	408,662
Conagra Brands, Inc.	23,096	764,940
Constellation Brands, Inc., Class A	8,132	1,716,990
Darling Ingredients, Inc. *	7,842	584,229
Flowers Foods, Inc.	9,512	229,525
Freshpet, Inc. *	2,057	263,584
General Mills, Inc.	29,341	1,696,203

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Hormel Foods Corp.	13,589	618,843
Ingredion, Inc.	3,205	281,591
Kellogg Co.	12,074	762,352
Keurig Dr Pepper, Inc.	27,943	996,727
Lamb Weston Holdings, Inc.	6,997	455,855
Lancaster Colony Corp.	952	168,732
McCormick & Co., Inc. Non-Voting Shares	12,048	1,039,622
Molson Coors Beverage Co., Class B	9,037	429,529
Mondelez International, Inc., Class A	67,774	4,206,732
Monster Beverage Corp. *	17,874	1,743,966
PepsiCo, Inc.	66,658	10,424,645
Philip Morris International, Inc.	75,199	7,745,497
Pilgrim's Pride Corp. *	2,353	65,508
Post Holdings, Inc. *	2,853	319,279
The Boston Beer Co., Inc., Class A *	439	250,322
The Coca-Cola Co.	187,281	10,545,793
The Hershey Co.	7,078	1,257,761
The J.M. Smucker Co.	5,308	656,440
The Kraft Heinz Co.	31,382	1,129,438
Tyson Foods, Inc., Class A	14,276	1,120,952
		57,398,825

Health Care Equipment & Services 6.3%
1Life Healthcare, Inc. *	3,761	92,182
Abbott Laboratories	85,700	10,829,909
ABIOMED, Inc. *	2,170	789,793
Acadia Healthcare Co., Inc. *	4,267	282,134
Align Technology, Inc. *	3,470	2,460,230
Amedisys, Inc. *	1,547	283,797
AmerisourceBergen Corp.	7,100	867,691
Anthem, Inc.	11,799	4,426,159
Baxter International, Inc.	24,267	1,849,631
Becton Dickinson & Co.	14,011	3,526,569
Boston Scientific Corp. *	68,539	3,094,536
Cardinal Health, Inc.	13,936	731,501
Centene Corp. *	28,139	1,772,194
Cerner Corp.	14,564	1,111,961
Change Healthcare, Inc. *	11,029	240,763
Chemed Corp.	768	366,106
Cigna Corp.	16,555	3,503,866
CVS Health Corp.	63,543	5,489,480
Danaher Corp.	30,617	9,924,807
DaVita, Inc. *	3,408	445,664
Dentsply Sirona, Inc.	10,492	647,356
DexCom, Inc. *	4,669	2,471,862
Edwards Lifesciences Corp. *	29,984	3,513,525
Encompass Health Corp.	4,758	373,265
Envista Holdings Corp. *	7,719	330,296
Globus Medical, Inc., Class A *	3,803	310,325
Guardant Health, Inc. *	4,102	522,061
Haemonetics Corp. *	2,456	154,114
HCA Healthcare, Inc.	12,665	3,203,992
HealthEquity, Inc. *	3,965	254,434
Henry Schein, Inc. *	6,747	510,006
Hill-Rom Holdings, Inc.	3,184	463,527
Hologic, Inc. *	12,341	976,790
Humana, Inc.	6,213	2,518,874
IDEXX Laboratories, Inc. *	4,110	2,769,153
Inspire Medical Systems, Inc. *	1,326	296,440
Insulet Corp. *	3,205	954,481
Integra LifeSciences Holdings Corp. *	3,381	254,353
Intuitive Surgical, Inc. *	5,712	6,017,935
iRhythm Technologies, Inc. *	1,416	67,685
Laboratory Corp. of America Holdings *	4,697	1,424,976
LHC Group, Inc. *	1,554	290,225
Masimo Corp. *	2,445	663,915
McKesson Corp.	7,644	1,560,446
Security	Number of Shares	Value ($)
Medtronic plc	64,902	8,663,119
Molina Healthcare, Inc. *	2,839	763,038
Nevro Corp. *	1,635	199,470
Novocure Ltd. *	4,115	552,274
Oak Street Health, Inc. *	1,363	63,693
Omnicell, Inc. *	2,050	318,303
Penumbra, Inc. *	1,640	450,918
Quest Diagnostics, Inc.	6,342	969,248
Quidel Corp. *	1,875	241,781
ResMed, Inc.	7,037	2,044,460
Schrodinger, Inc. *	1,729	103,204
STERIS plc	4,697	1,009,902
Stryker Corp.	15,808	4,380,397
Tandem Diabetes Care, Inc. *	3,059	343,128
Teladoc Health, Inc. *	6,369	919,811
Teleflex, Inc.	2,258	892,949
Tenet Healthcare Corp. *	5,202	391,971
The Cooper Cos., Inc.	2,370	1,068,183
UnitedHealth Group, Inc.	45,512	18,945,280
Universal Health Services, Inc., Class B	3,768	586,904
Veeva Systems, Inc., Class A *	6,687	2,219,950
West Pharmaceutical Services, Inc.	3,558	1,606,864
Zimmer Biomet Holdings, Inc.	10,088	1,517,739
		130,891,595

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	11,929	997,980
Colgate-Palmolive Co.	40,783	3,179,035
Coty, Inc., Class A *	13,368	130,605
Herbalife Nutrition Ltd. *	4,155	213,318
Kimberly-Clark Corp.	16,253	2,239,826
Reynolds Consumer Products, Inc.	2,648	74,886
The Clorox Co.	5,971	1,003,427
The Estee Lauder Cos., Inc., Class A	11,174	3,804,635
The Procter & Gamble Co.	118,093	16,815,262
		28,458,974

Insurance 2.0%
Aflac, Inc.	30,534	1,730,667
Alleghany Corp. *	664	449,322
American Financial Group, Inc.	3,318	457,685
American International Group, Inc.	41,541	2,266,477
Aon plc, Class A	10,885	3,122,471
Arch Capital Group Ltd. *	19,369	796,066
Arthur J. Gallagher & Co.	9,917	1,424,280
Assurant, Inc.	2,909	494,850
Athene Holding Ltd., Class A *	6,078	407,044
Brown & Brown, Inc.	11,226	651,669
Chubb Ltd.	21,683	3,987,937
Cincinnati Financial Corp.	7,243	893,786
CNA Financial Corp.	1,312	58,187
Erie Indemnity Co., Class A	1,183	209,497
Everest Re Group Ltd.	1,935	512,581
Fidelity National Financial, Inc.	13,891	678,298
First American Financial Corp.	5,360	378,041
Globe Life, Inc.	4,619	443,747
Kemper Corp.	2,926	200,724
Kinsale Capital Group, Inc.	1,026	186,578
Lemonade, Inc. *	838	63,302
Lincoln National Corp.	8,592	589,841
Loews Corp.	10,749	600,547
Markel Corp. *	659	837,095
Marsh & McLennan Cos., Inc.	24,525	3,855,330
MetLife, Inc.	35,963	2,229,706
Old Republic International Corp.	13,528	351,728
Primerica, Inc.	1,891	289,210

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Principal Financial Group, Inc.	12,144	811,341
Prudential Financial, Inc.	19,027	2,014,579
Reinsurance Group of America, Inc.	3,314	383,827
RenaissanceRe Holdings Ltd.	2,385	373,801
RLI Corp.	1,925	210,268
The Allstate Corp.	14,439	1,953,308
The Hartford Financial Services Group, Inc.	17,174	1,154,436
The Progressive Corp.	28,227	2,719,389
The Travelers Cos., Inc.	12,138	1,938,560
Unum Group	9,801	260,903
W.R. Berkley Corp.	6,736	507,288
Willis Towers Watson plc	6,225	1,373,982
		41,868,348

Materials 2.6%
Air Products and Chemicals, Inc.	10,688	2,880,523
Albemarle Corp.	5,622	1,330,952
Alcoa Corp. *	8,999	399,286
Amcor plc	74,240	953,984
AptarGroup, Inc.	3,214	433,247
Ashland Global Holdings, Inc.	2,583	235,337
Avery Dennison Corp.	3,982	897,503
Axalta Coating Systems Ltd. *	9,946	303,751
Ball Corp.	15,880	1,523,845
Berry Global Group, Inc. *	6,448	433,112
Celanese Corp.	5,449	864,211
CF Industries Holdings, Inc.	10,296	467,644
Cleveland-Cliffs, Inc. *	22,160	520,095
Corteva, Inc.	35,600	1,565,332
Crown Holdings, Inc.	6,470	710,341
Dow, Inc.	36,100	2,270,690
DuPont de Nemours, Inc.	25,675	1,900,463
Eagle Materials, Inc.	2,046	320,895
Eastman Chemical Co.	6,547	740,859
Ecolab, Inc.	11,988	2,701,616
Element Solutions, Inc.	10,526	239,256
FMC Corp.	6,257	585,843
Freeport-McMoRan, Inc.	70,731	2,573,901
Graphic Packaging Holding Co.	13,607	279,216
Huntsman Corp.	9,553	252,486
International Flavors & Fragrances, Inc.	11,999	1,817,848
International Paper Co.	18,971	1,139,967
Linde plc	25,083	7,890,861
LyondellBasell Industries N.V., Class A	12,394	1,243,738
Martin Marietta Materials, Inc.	3,010	1,147,563
NewMarket Corp.	340	118,908
Newmont Corp.	38,646	2,241,082
Nucor Corp.	14,400	1,692,864
Packaging Corp. of America	4,550	690,235
PPG Industries, Inc.	11,447	1,826,369
Quaker Chemical Corp.	649	168,169
Reliance Steel & Aluminum Co.	3,106	466,024
Royal Gold, Inc.	3,146	350,244
RPM International, Inc.	6,212	511,185
Sealed Air Corp.	7,285	444,604
Sonoco Products Co.	4,870	318,011
Steel Dynamics, Inc.	9,618	649,119
The Mosaic Co.	16,837	541,815
The Scotts Miracle-Gro Co.	1,986	311,464
The Sherwin-Williams Co.	11,531	3,501,619
United States Steel Corp.	12,951	346,439
Vulcan Materials Co.	6,384	1,186,977
Westlake Chemical Corp.	1,611	140,721
Westrock Co.	12,783	665,227
		54,795,441

Security	Number of Shares	Value ($)
Media & Entertainment 9.6%
Activision Blizzard, Inc.	37,487	3,087,804
Alphabet, Inc., Class A *	14,505	41,976,745
Alphabet, Inc., Class C *	13,731	39,946,774
Altice USA, Inc., Class A *	11,063	303,569
Cable One, Inc.	258	541,694
Charter Communications, Inc., Class A *	6,649	5,429,972
Comcast Corp., Class A	221,143	13,418,957
Discovery, Inc., Class A *(a)	8,124	234,296
Discovery, Inc., Class C *	14,416	397,737
DISH Network Corp., Class A *	11,952	520,988
Electronic Arts, Inc.	13,812	2,005,641
Facebook, Inc., Class A *	115,578	43,847,982
Fox Corp., Class A	15,713	588,295
Fox Corp., Class B	7,291	252,487
IAC/InterActiveCorp *	4,004	528,728
Liberty Broadband Corp., Class C *	7,742	1,481,199
Liberty Media Corp. - Liberty Formula One, Class C *	9,824	496,505
Liberty Media Corp. - Liberty SiriusXM, Class C *	8,148	402,104
Live Nation Entertainment, Inc. *	6,957	603,172
Match Group, Inc. *	13,069	1,796,203
Netflix, Inc. *	21,392	12,176,113
News Corp., Class A	18,756	421,447
Nexstar Media Group, Inc., Class A	2,045	306,239
Omnicom Group, Inc.	10,330	756,363
Pinterest, Inc., Class A *	26,461	1,470,438
Roku, Inc. *	5,541	1,952,648
Sirius XM Holdings, Inc.	54,628	342,518
Snap, Inc., Class A *	45,271	3,445,576
Take-Two Interactive Software, Inc. *	5,600	902,832
The Interpublic Group of Cos., Inc.	18,954	705,657
The New York Times Co., Class A	6,943	352,566
The Walt Disney Co. *	87,673	15,895,115
Twitter, Inc. *	38,522	2,484,669
ViacomCBS, Inc., Class B	29,169	1,209,055
Vimeo, Inc. *	7,411	282,507
Zillow Group, Inc., Class A *	1,759	168,160
Zillow Group, Inc., Class C *	7,729	740,206
Zynga, Inc., Class A *	48,842	432,252
		201,905,213

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	3,620	636,830
AbbVie, Inc.	85,245	10,295,891
ACADIA Pharmaceuticals, Inc. *	5,632	98,616
Acceleron Pharma, Inc. *	2,526	338,181
Adaptive Biotechnologies Corp. *	3,959	143,791
Agilent Technologies, Inc.	14,622	2,565,722
Allakos, Inc. *	1,499	133,651
Alnylam Pharmaceuticals, Inc. *	5,657	1,139,489
Amgen, Inc.	27,736	6,255,300
Amicus Therapeutics, Inc. *	13,886	158,161
Arrowhead Pharmaceuticals, Inc. *	4,996	335,331
Avantor, Inc. *	24,925	983,042
Beam Therapeutics, Inc. *	1,391	154,290
Berkeley Lights, Inc. *	372	13,228
Bio-Rad Laboratories, Inc., Class A *	1,042	838,622
Bio-Techne Corp.	1,867	931,894
Biogen, Inc. *	7,269	2,463,537
Biohaven Pharmaceutical Holding Co., Ltd. *	2,621	343,980
BioMarin Pharmaceutical, Inc. *	8,778	739,195
Blueprint Medicines Corp. *	2,799	261,063
Bridgebio Pharma, Inc. *	4,708	235,918
Bristol-Myers Squibb Co.	107,708	7,201,357

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Bruker Corp.	5,028	444,023
Catalent, Inc. *	8,257	1,077,043
Charles River Laboratories International, Inc. *	2,445	1,085,238
Denali Therapeutics, Inc. *	3,930	209,076
Editas Medicine, Inc. *	3,238	205,904
Elanco Animal Health, Inc. *	22,689	757,359
Eli Lilly & Co.	38,407	9,920,144
Emergent BioSolutions, Inc. *	2,140	134,991
Exact Sciences Corp. *	8,224	858,421
Exelixis, Inc. *	15,010	287,742
Fate Therapeutics, Inc. *	3,847	281,793
Gilead Sciences, Inc.	60,602	4,410,614
Halozyme Therapeutics, Inc. *	6,399	268,694
Horizon Therapeutics plc *	10,800	1,167,372
Illumina, Inc. *	7,041	3,218,864
Immunovant, Inc. *	2,242	19,416
Incyte Corp. *	9,101	696,135
Intellia Therapeutics, Inc. *	3,185	511,288
Invitae Corp. *	8,734	258,788
Ionis Pharmaceuticals, Inc. *	6,843	272,078
Iovance Biotherapeutics, Inc. *	6,896	165,987
IQVIA Holdings, Inc. *	9,232	2,397,827
Jazz Pharmaceuticals plc *	2,883	379,720
Johnson & Johnson	127,026	21,992,011
Kodiak Sciences, Inc. *	1,493	140,611
Medpace Holdings, Inc. *	1,365	248,908
Merck & Co., Inc.	122,178	9,320,960
Mettler-Toledo International, Inc. *	1,117	1,734,511
Mirati Therapeutics, Inc. *	2,195	372,557
Moderna, Inc. *	14,715	5,542,993
Natera, Inc. *	4,046	479,168
NeoGenomics, Inc. *	5,643	274,363
Neurocrine Biosciences, Inc. *	4,518	430,114
Novavax, Inc. *	3,270	780,026
Organon & Co.	12,178	412,712
Pacific Biosciences of California, Inc. *	9,544	298,823
PerkinElmer, Inc.	5,372	992,746
Perrigo Co., plc	6,386	261,507
Pfizer, Inc.	270,013	12,439,499
PPD, Inc. *	5,173	239,562
Regeneron Pharmaceuticals, Inc. *	5,059	3,406,731
Repligen Corp. *	2,472	699,527
Royalty Pharma plc, Class A	4,143	160,127
Sage Therapeutics, Inc. *	2,481	114,647
Sarepta Therapeutics, Inc. *	3,836	299,668
Seagen, Inc. *	6,102	1,022,695
Syneos Health, Inc. *	4,959	460,096
TG Therapeutics, Inc. *	5,636	152,566
Thermo Fisher Scientific, Inc.	18,954	10,518,522
Turning Point Therapeutics, Inc. *	2,038	156,967
Twist Bioscience Corp. *	2,000	226,420
Ultragenyx Pharmaceutical, Inc. *	3,040	292,722
United Therapeutics Corp. *	2,181	468,653
Vertex Pharmaceuticals, Inc. *	12,500	2,503,625
Viatris, Inc.	58,668	858,313
Waters Corp. *	2,980	1,233,780
Zoetis, Inc.	22,924	4,689,333
		148,521,069

Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	6,602	1,362,455
American Campus Communities, Inc.	6,596	335,407
American Homes 4 Rent, Class A	13,186	553,021
American Tower Corp.	21,922	6,404,951
Americold Realty Trust	12,149	446,354
Apartment Income REIT Corp.	7,548	383,589
Security	Number of Shares	Value ($)
AvalonBay Communities, Inc.	6,740	1,547,369
Boston Properties, Inc.	6,827	771,383
Brixmor Property Group, Inc.	14,159	332,029
Camden Property Trust	4,676	701,587
CBRE Group, Inc., Class A *	16,258	1,565,645
CoreSite Realty Corp.	2,125	315,286
Cousins Properties, Inc.	7,107	274,046
Crown Castle International Corp.	20,822	4,053,835
CubeSmart	9,707	519,324
CyrusOne, Inc.	5,886	453,104
Digital Realty Trust, Inc.	13,611	2,230,979
Douglas Emmett, Inc.	7,891	260,482
Duke Realty Corp.	18,050	947,805
EastGroup Properties, Inc.	1,925	347,001
Equinix, Inc.	4,321	3,644,547
Equity LifeStyle Properties, Inc.	8,211	698,510
Equity Residential	16,633	1,398,336
Essex Property Trust, Inc.	3,151	1,042,162
eXp World Holdings, Inc.	2,845	130,443
Extra Space Storage, Inc.	6,461	1,207,626
Federal Realty Investment Trust	3,470	422,542
First Industrial Realty Trust, Inc.	6,388	357,664
Gaming & Leisure Properties, Inc.	10,552	520,214
Healthcare Trust of America, Inc., Class A	10,480	317,858
Healthpeak Properties, Inc.	26,151	941,436
Host Hotels & Resorts, Inc. *	34,564	572,380
Invitation Homes, Inc.	27,274	1,123,143
Iron Mountain, Inc.	13,869	662,245
Jones Lang LaSalle, Inc. *	2,487	602,923
Kilroy Realty Corp.	5,088	334,027
Kimco Realty Corp.	28,964	631,126
Lamar Advertising Co., Class A	4,143	471,598
Life Storage, Inc.	3,736	464,908
Medical Properties Trust, Inc.	28,321	580,014
Mid-America Apartment Communities, Inc.	5,537	1,065,153
National Retail Properties, Inc.	8,489	404,161
Omega Healthcare Investors, Inc.	11,362	380,968
Prologis, Inc.	35,652	4,800,898
Public Storage	7,335	2,373,679
Realty Income Corp.	17,961	1,297,143
Redfin Corp. *	5,000	242,850
Regency Centers Corp.	7,563	518,973
Rexford Industrial Realty, Inc.	6,412	397,095
SBA Communications Corp.	5,267	1,890,695
Simon Property Group, Inc.	15,837	2,129,285
STORE Capital Corp.	11,704	422,163
Sun Communities, Inc.	5,413	1,090,665
UDR, Inc.	14,280	771,406
Ventas, Inc.	18,068	1,010,724
VEREIT, Inc.	10,974	554,516
VICI Properties, Inc.	26,068	805,762
Vornado Realty Trust	7,579	317,409
Welltower, Inc.	20,084	1,757,953
Weyerhaeuser Co.	36,050	1,297,800
WP Carey, Inc.	8,566	669,176
		64,127,828

Retailing 6.5%
Advance Auto Parts, Inc.	3,170	643,035
Amazon.com, Inc. *	20,679	71,772,466
AutoNation, Inc. *	2,562	279,489
AutoZone, Inc. *	1,042	1,614,214
Bath & Body Works, Inc.	12,725	858,683
Best Buy Co., Inc.	10,752	1,252,716
Burlington Stores, Inc. *	3,207	960,464
CarMax, Inc. *	7,847	982,523
Carvana Co. *	3,127	1,025,844

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Chewy, Inc., Class A *	3,998	352,304
Dollar General Corp.	11,397	2,540,505
Dollar Tree, Inc. *	11,224	1,016,221
DoorDash, Inc., Class A *	1,710	327,294
eBay, Inc.	31,246	2,397,818
Etsy, Inc. *	6,142	1,328,269
Five Below, Inc. *	2,713	577,354
Floor & Decor Holdings, Inc., Class A *	5,033	620,569
Foot Locker, Inc.	4,931	279,538
Genuine Parts Co.	6,939	847,876
Kohl's Corp.	7,514	431,304
Lithia Motors, Inc., Class A	1,438	476,409
LKQ Corp. *	13,469	709,682
Lowe's Cos., Inc.	34,117	6,956,115
Nordstrom, Inc. *	5,146	147,227
O'Reilly Automotive, Inc. *	3,362	1,997,297
Ollie's Bargain Outlet Holdings, Inc. *	2,694	194,992
Penske Automotive Group, Inc.	1,543	138,762
Pool Corp.	1,929	953,505
Qurate Retail, Inc., Class A	18,270	201,518
RH *	806	564,740
Ross Stores, Inc.	17,238	2,040,979
Target Corp.	23,875	5,896,647
The Gap, Inc.	9,999	267,273
The Home Depot, Inc.	51,289	16,729,446
The TJX Cos., Inc.	58,149	4,228,595
Tractor Supply Co.	5,574	1,082,750
Ulta Beauty, Inc. *	2,637	1,021,336
Victoria's Secret & Co. *	4,233	280,648
Vroom, Inc. *	1,690	45,393
Wayfair, Inc., Class A *	3,548	996,101
Williams-Sonoma, Inc.	3,687	688,363
		135,726,264

Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. *	58,623	6,490,739
Analog Devices, Inc.	25,903	4,220,886
Applied Materials, Inc.	44,246	5,978,962
Broadcom, Inc.	19,695	9,792,551
Brooks Automation, Inc.	3,633	308,660
Cirrus Logic, Inc. *	2,818	235,782
CMC Materials, Inc.	1,433	190,044
Cree, Inc. *	5,518	468,920
Enphase Energy, Inc. *	6,536	1,135,499
Entegris, Inc.	6,562	788,359
First Solar, Inc. *	4,122	387,468
Intel Corp.	194,866	10,534,456
KLA Corp.	7,400	2,515,704
Lam Research Corp.	6,870	4,155,113
Lattice Semiconductor Corp. *	6,804	422,665
Marvell Technology, Inc.	39,534	2,419,085
Microchip Technology, Inc.	13,214	2,079,355
Micron Technology, Inc. *	54,067	3,984,738
MKS Instruments, Inc.	2,686	395,325
Monolithic Power Systems, Inc.	2,061	1,020,051
NVIDIA Corp.	120,225	26,912,366
NXP Semiconductor N.V.	13,300	2,861,229
ON Semiconductor Corp. *	20,571	912,530
Power Integrations, Inc.	2,913	316,468
Qorvo, Inc. *	5,433	1,021,567
QUALCOMM, Inc.	54,383	7,977,442
Semtech Corp. *	3,128	218,710
Silicon Laboratories, Inc. *	2,147	338,410
Skyworks Solutions, Inc.	7,963	1,460,892
SolarEdge Technologies, Inc. *	2,512	727,927
SunPower Corp. *	3,985	85,877
Teradyne, Inc.	7,973	968,241
Security	Number of Shares	Value ($)
Texas Instruments, Inc.	44,534	8,501,986
Universal Display Corp.	2,051	427,818
Xilinx, Inc.	11,873	1,847,320
		112,103,145

Software & Services 15.3%
Accenture plc, Class A	30,659	10,318,593
Adobe, Inc. *	23,053	15,300,276
Akamai Technologies, Inc. *	7,833	887,087
Alarm.com Holdings, Inc. *	2,131	179,707
Alteryx, Inc., Class A *	2,832	209,483
Amdocs Ltd.	6,124	471,732
Anaplan, Inc. *	6,941	416,321
ANSYS, Inc. *	4,217	1,540,723
Appian Corp. *	1,873	200,786
Aspen Technology, Inc. *	3,263	422,559
Autodesk, Inc. *	10,602	3,287,574
Automatic Data Processing, Inc.	20,533	4,292,218
Avalara, Inc. *	4,126	741,442
Bill.com Holdings, Inc. *	2,995	821,798
Black Knight, Inc. *	7,543	570,779
Blackline, Inc. *	2,520	274,932
Broadridge Financial Solutions, Inc.	5,620	967,876
Cadence Design Systems, Inc. *	13,440	2,197,171
CDK Global, Inc.	5,860	243,776
Ceridian HCM Holding, Inc. *	6,398	718,815
Citrix Systems, Inc.	5,961	613,208
Cloudflare, Inc., Class A *	9,284	1,120,950
Cognizant Technology Solutions Corp., Class A	25,471	1,943,692
Concentrix Corp. *	2,008	348,167
Coupa Software, Inc. *	3,556	870,544
Crowdstrike Holdings, Inc., Class A *	9,606	2,699,286
Datadog, Inc., Class A *	10,576	1,457,373
Digital Turbine, Inc. *	3,745	218,895
DocuSign, Inc. *	9,390	2,781,694
Dolby Laboratories, Inc., Class A	3,121	309,322
Dropbox, Inc., Class A *	14,135	448,221
Duck Creek Technologies, Inc. *	1,515	70,644
DXC Technology Co. *	12,259	450,150
Dynatrace, Inc. *	8,853	608,467
Elastic N.V. *	3,042	485,351
Envestnet, Inc. *	2,575	205,665
EPAM Systems, Inc. *	2,714	1,717,446
Euronet Worldwide, Inc. *	2,510	334,407
Everbridge, Inc. *	1,834	287,883
Fair Isaac Corp. *	1,385	636,740
Fastly, Inc., Class A *	4,116	179,458
Fidelity National Information Services, Inc.	29,940	3,825,434
FireEye, Inc. *	11,475	208,730
Fiserv, Inc. *	28,700	3,380,573
Five9, Inc. *	3,271	517,570
FleetCor Technologies, Inc. *	4,026	1,059,965
Fortinet, Inc. *	6,547	2,063,222
Gartner, Inc. *	4,155	1,282,815
Genpact Ltd.	8,594	445,857
Global Payments, Inc.	14,238	2,315,668
GoDaddy, Inc., Class A *	8,034	588,973
Guidewire Software, Inc. *	4,021	476,328
HubSpot, Inc. *	2,127	1,455,868
International Business Machines Corp.	43,105	6,049,356
Intuit, Inc.	13,171	7,456,235
Jack Henry & Associates, Inc.	3,594	633,910
LiveRamp Holdings, Inc. *	3,236	158,564
Manhattan Associates, Inc. *	3,044	496,142
Mastercard, Inc., Class A	42,203	14,611,945
MAXIMUS, Inc.	2,962	257,961

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Medallia, Inc. *	4,136	139,673
Microsoft Corp.	363,345	109,686,589
MongoDB, Inc. *	2,568	1,006,219
N-Able, Inc. *	1,662	22,487
nCino, Inc. *	706	43,779
NCR Corp. *	6,239	265,033
New Relic, Inc. *	2,624	209,841
NortonLifeLock, Inc.	28,104	746,442
Nuance Communications, Inc. *	13,680	753,084
Nutanix, Inc., Class A *	9,812	362,161
Okta, Inc. *	6,050	1,594,780
Oracle Corp.	87,644	7,811,710
Palo Alto Networks, Inc. *	4,706	2,169,654
Paychex, Inc.	15,485	1,772,568
Paycom Software, Inc. *	2,382	1,164,560
Paylocity Holding Corp. *	1,817	489,136
PayPal Holdings, Inc. *	56,680	16,361,249
Pegasystems, Inc.	1,918	263,974
Proofpoint, Inc. *(c)	2,764	486,464
PTC, Inc. *	5,048	664,620
Q2 Holdings, Inc. *	2,509	221,018
Qualys, Inc. *	1,590	186,634
Rapid7, Inc. *	2,611	317,289
RingCentral, Inc., Class A *	3,882	979,273
Sailpoint Technologies Holdings, Inc. *	4,429	207,543
salesforce.com, Inc. *	46,587	12,358,133
ServiceNow, Inc. *	9,517	6,125,522
Smartsheet, Inc., Class A *	5,634	448,297
Snowflake, Inc., Class A *	2,986	908,789
SolarWinds Corp.	1,666	28,439
Splunk, Inc. *	7,939	1,213,635
Square, Inc., Class A *	18,901	5,066,791
SS&C Technologies Holdings, Inc.	10,790	816,371
Synopsys, Inc. *	7,359	2,444,954
Tenable Holdings, Inc. *	3,276	145,356
The Trade Desk, Inc., Class A *	20,760	1,661,838
The Western Union Co.	19,754	427,477
Twilio, Inc., Class A *	7,829	2,794,640
Tyler Technologies, Inc. *	1,978	960,715
Varonis Systems, Inc. *	5,086	350,985
Verint Systems, Inc. *	3,115	139,054
VeriSign, Inc. *	4,768	1,031,128
Visa, Inc., Class A	81,609	18,696,622
VMware, Inc., Class A *(a)	3,897	580,146
WEX, Inc. *	2,139	392,656
Workday, Inc., Class A *	9,115	2,489,853
Zendesk, Inc. *	5,717	706,621
Zoom Video Communications, Inc., Class A *	10,273	2,974,033
Zscaler, Inc. *	3,623	1,008,426
		320,832,588

Technology Hardware & Equipment 7.4%
Amphenol Corp., Class A	28,749	2,203,036
Apple Inc.	756,767	114,899,934
Arista Networks, Inc. *	2,638	974,820
Arrow Electronics, Inc. *	3,589	435,059
CDW Corp.	6,770	1,358,130
Ciena Corp. *	7,533	430,360
Cisco Systems, Inc.	203,328	12,000,419
Cognex Corp.	8,505	753,713
Corning, Inc.	37,329	1,492,787
Dell Technologies, Inc., Class C *	12,001	1,169,617
F5 Networks, Inc. *	2,867	583,635
Hewlett Packard Enterprise Co.	62,755	970,192
HP, Inc.	58,090	1,727,597
II-VI, Inc. *	5,043	317,608
Security	Number of Shares	Value ($)
IPG Photonics Corp. *	1,751	298,861
Jabil, Inc.	6,418	396,504
Juniper Networks, Inc.	16,059	465,390
Keysight Technologies, Inc. *	8,854	1,588,230
Littelfuse, Inc.	1,163	331,920
Lumentum Holdings, Inc. *	3,636	315,023
Motorola Solutions, Inc.	8,176	1,996,743
National Instruments Corp.	6,346	265,390
NetApp, Inc.	10,675	949,328
Novanta, Inc. *	1,672	256,184
Pure Storage, Inc., Class A *	12,273	317,012
Seagate Technology Holdings plc	9,714	850,849
TE Connectivity Ltd.	15,946	2,395,408
Teledyne Technologies, Inc. *	2,246	1,040,751
Trimble, Inc. *	12,182	1,147,788
Ubiquiti, Inc.	367	119,407
Vontier Corp.	8,060	293,142
Western Digital Corp. *	14,732	931,062
Xerox Holdings Corp.	7,769	174,880
Zebra Technologies Corp., Class A *	2,579	1,514,311
		154,965,090

Telecommunication Services 1.2%
AT&T, Inc.	344,468	9,445,313
Iridium Communications, Inc. *	5,697	253,573
Liberty Global plc, Class A *	6,715	192,989
Liberty Global plc, Class C *	16,665	482,952
Lumen Technologies, Inc.	47,955	589,846
T-Mobile US, Inc. *	28,286	3,875,748
Verizon Communications, Inc.	199,688	10,982,840
		25,823,261

Transportation 1.8%
Alaska Air Group, Inc. *	5,979	342,836
AMERCO	431	284,956
American Airlines Group, Inc. *	30,839	614,930
C.H. Robinson Worldwide, Inc.	6,370	573,682
CSX Corp.	109,607	3,565,516
Delta Air Lines, Inc. *	30,838	1,247,089
Expeditors International of Washington, Inc.	8,168	1,018,059
FedEx Corp.	11,756	3,123,451
GXO Logistics, Inc. *	4,941	404,124
J.B. Hunt Transport Services, Inc.	4,045	717,583
JetBlue Airways Corp. *	15,367	232,503
Kansas City Southern	4,385	1,230,738
Knight-Swift Transportation Holdings, Inc.	5,840	303,271
Landstar System, Inc.	1,896	318,585
Lyft, Inc., Class A *	12,306	585,889
Norfolk Southern Corp.	12,041	3,052,875
Old Dominion Freight Line, Inc.	4,575	1,320,894
Saia, Inc. *	1,259	302,324
Southwest Airlines Co. *	28,615	1,424,455
Uber Technologies, Inc. *	71,343	2,792,365
Union Pacific Corp.	32,031	6,945,602
United Airlines Holdings, Inc. *	15,556	723,509
United Parcel Service, Inc., Class B	34,900	6,827,487
XPO Logistics, Inc. *	4,941	429,422
		38,382,145

Utilities 2.4%
Alliant Energy Corp.	11,998	729,358
Ameren Corp.	12,299	1,078,868
American Electric Power Co., Inc.	24,075	2,156,398
American Water Works Co., Inc.	8,786	1,601,249
Atmos Energy Corp.	6,331	617,336

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Avangrid, Inc.	3,310	180,892
CenterPoint Energy, Inc.	27,921	700,538
CMS Energy Corp.	13,912	892,177
Consolidated Edison, Inc.	16,552	1,248,848
Dominion Energy, Inc.	38,896	3,027,665
DTE Energy Co.	9,375	1,128,188
Duke Energy Corp.	37,125	3,885,502
Edison International	18,238	1,054,886
Entergy Corp.	9,724	1,075,572
Essential Utilities, Inc.	10,674	529,751
Evergy, Inc.	11,029	754,935
Eversource Energy	16,509	1,497,862
Exelon Corp.	47,166	2,312,077
FirstEnergy Corp.	26,149	1,016,412
MDU Resources Group, Inc.	9,661	310,794
NextEra Energy, Inc.	94,590	7,944,614
NiSource, Inc.	18,939	466,846
NRG Energy, Inc.	12,003	548,177
OGE Energy Corp.	9,693	343,229
Ormat Technologies, Inc.	2,166	154,068
PG&E Corp. *	71,489	655,554
Pinnacle West Capital Corp.	5,370	412,953
PPL Corp.	37,238	1,092,935
Public Service Enterprise Group, Inc.	24,312	1,554,509
Sempra Energy	15,240	2,017,166
Sunnova Energy International, Inc. *	3,178	115,044
The AES Corp.	32,061	765,296
The Southern Co.	51,062	3,356,305
UGI Corp.	10,045	465,184
Vistra Corp.	23,490	448,424
WEC Energy Group, Inc.	15,177	1,433,923
Xcel Energy, Inc.	26,066	1,792,037
		49,365,572
Total Common Stock
(Cost $1,436,556,256)		2,086,380,189
Security	Number of Shares	Value ($)
Short-Term Investments 0.1% of net assets

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	1,441,712	1,441,712
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)(e)	748,685	748,685
Total Short-Term Investments
(Cost $2,190,397)		2,190,397

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	19	4,294,475	60,346
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $748,619.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/21	Balance of Shares Held at 8/31/21	Dividends Received
The Charles Schwab Corp.	$1,420,845	$1,885,270	($140,498)	$4,250	$2,082,545	$5,252,412	72,099	$45,660

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,765,547,601	$—	$—	$1,765,547,601
Software & Services	320,346,124	—	486,464	320,832,588
Short-Term Investments[1]	2,190,397	—	—	2,190,397
Futures Contracts[2]	60,346	—	—	60,346
Total	$2,088,144,468	$—	$486,464	$2,088,630,932
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of August 31, 2021 (continued)

Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value — affiliated (cost $3,586,834)		$5,252,412
Investments in securities, at value — unaffiliated (cost $1,434,411,134) including securities on loan of $748,619		2,082,569,489
Collateral invested for securities on loan, at value (cost $748,685)		748,685
Deposit with broker for futures contracts		184,000
Receivables:
Fund shares sold		4,481,089
Dividends		2,349,739
Income from securities on loan	+	1,003
Total assets		2,095,586,417
Liabilities
Collateral held for securities on loan		748,685
Payables:
Investments bought		4,322,203
Management fees		83,651
Variation margin on futures contracts	+	3,734
Total liabilities		5,158,273
Net Assets
Total assets		2,095,586,417
Total liabilities	–	5,158,273
Net assets		$2,090,428,144
Net Assets by Source
Capital received from investors		1,456,383,417
Total distributable earnings		634,044,727

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,090,428,144		46,650,000		$44.81

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities — affiliated		$45,660
Dividends received from securities — unaffiliated (net of foreign withholding tax of $2,612)		23,088,054
Securities on loan, net	+	10,069
Total investment income		23,143,783
Expenses
Management fees		783,197
Total expenses	–	783,197
Net investment income		22,360,586
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities — affiliated		(12,365)
Net realized losses on sales of securities — unaffiliated		(9,401,920)
Net realized gains on in-kind redemptions — affiliated		16,615
Net realized gains on in-kind redemptions — unaffiliated		9,609,971
Net realized gains on futures contracts	+	477,409
Net realized gains		689,710
Net change in unrealized appreciation (depreciation) on securities — affiliated		2,082,545
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		419,915,695
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,745)
Net change in unrealized appreciation (depreciation)	+	421,996,495
Net realized and unrealized gains		422,686,205
Increase in net assets resulting from operations		$445,046,791

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$22,360,586	$18,884,074
Net realized gains		689,710	17,398,618
Net change in unrealized appreciation (depreciation)	+	421,996,495	165,208,566
Increase in net assets resulting from operations		445,046,791	201,491,258
Distributions to Shareholders
Total distributions		($21,896,405)	($17,831,170)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,150,000	$548,005,898	8,400,000	$243,101,710
Shares redeemed	+	(700,000)	(26,080,295)	(4,300,000)	(119,623,083)
Net transactions in fund shares		13,450,000	$521,925,603	4,100,000	$123,478,627
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,200,000	$1,145,352,155	29,100,000	$838,213,440
Total increase	+	13,450,000	945,075,989	4,100,000	307,138,715
End of period		46,650,000	$2,090,428,144	33,200,000	$1,145,352,155

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$84.28	$70.00	$69.53	$59.10	$51.75
Income (loss) from investment operations:
Net investment income (loss)[1]	1.38	1.51	1.47	1.19	1.15
Net realized and unrealized gains (losses)	25.26	14.21	0.33	10.39	7.24
Total from investment operations	26.64	15.72	1.80	11.58	8.39
Less distributions:
Distributions from net investment income	(1.46)	(1.44)	(1.33)	(1.15)	(1.04)
Net asset value at end of period	$109.46	$84.28	$70.00	$69.53	$59.10
Total return	32.05%	22.92%	2.70%	19.79%	16.39%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.45%	2.06%	2.19%	1.86%	2.07%
Portfolio turnover rate[2]	4%	5%	4%	3%	4%
Net assets, end of period (x 1,000)	$33,035,204	$23,253,496	$17,785,958	$14,989,877	$9,824,643

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.8%
Aptiv plc *	213,632	32,512,654
Autoliv, Inc.	61,301	5,418,395
BorgWarner, Inc.	187,873	8,018,420
Ford Motor Co. *	3,089,931	40,261,801
General Motors Co. *	1,007,850	49,394,729
Gentex Corp.	191,306	5,892,225
Harley-Davidson, Inc.	122,046	4,824,478
Lear Corp.	43,137	6,899,332
Luminar Technologies, Inc. *(a)	157,446	2,736,411
QuantumScape Corp. *(a)	134,977	2,969,494
Tesla, Inc. *	607,653	447,062,465
		605,990,404

Banks 3.9%
Bank of America Corp.	5,946,539	248,268,003
BOK Financial Corp.	24,804	2,183,992
Citigroup, Inc.	1,629,146	117,151,889
Citizens Financial Group, Inc.	334,949	14,667,417
Comerica, Inc.	109,556	8,097,284
Commerce Bancshares, Inc.	82,857	5,859,647
Cullen/Frost Bankers, Inc.	44,990	5,138,758
East West Bancorp, Inc.	112,352	8,239,896
Fifth Third Bancorp	556,078	21,609,191
First Republic Bank	138,944	27,641,519
Huntington Bancshares, Inc.	1,160,520	18,022,876
JPMorgan Chase & Co.	2,386,765	381,763,062
KeyCorp	764,700	15,538,704
M&T Bank Corp.	101,445	14,203,314
New York Community Bancorp, Inc.	362,713	4,541,167
People's United Financial, Inc.	334,940	5,503,064
Regions Financial Corp.	758,281	15,491,681
Signature Bank	45,578	11,819,743
SVB Financial Group *	46,201	25,849,459
The PNC Financial Services Group, Inc.	334,704	63,961,934
Truist Financial Corp.	1,059,848	60,474,927
U.S. Bancorp	1,070,096	61,412,809
Wells Fargo & Co.	3,258,624	148,919,117
Zions Bancorp NA	128,698	7,451,614
		1,293,811,067

Capital Goods 5.5%
3M Co.	457,202	89,035,517
A.O. Smith Corp.	106,455	7,741,408
Acuity Brands, Inc.	28,592	5,276,082
AGCO Corp.	48,882	6,727,141
Allegion plc	71,191	10,250,792
Allison Transmission Holdings, Inc.	87,472	3,234,715
AMETEK, Inc.	181,502	24,678,827
Carlisle Cos., Inc.	41,397	8,724,004
Carrier Global Corp.	643,833	37,084,781
Caterpillar, Inc.	431,606	91,012,757
Cummins, Inc.	115,199	27,184,660
Security	Number of Shares	Value ($)
Deere & Co.	246,025	93,004,831
Donaldson Co., Inc.	99,518	6,742,345
Dover Corp.	113,285	19,752,373
Eaton Corp. plc	313,922	52,851,908
Emerson Electric Co.	473,198	49,922,389
Fastenal Co.	452,234	25,257,269
Fortive Corp.	266,080	19,655,330
Fortune Brands Home & Security, Inc.	109,477	10,659,775
Generac Holdings, Inc. *	49,765	21,746,310
General Dynamics Corp.	180,517	36,159,360
General Electric Co.	865,353	91,216,860
Graco, Inc.	133,586	10,475,814
HEICO Corp.	33,255	4,217,399
HEICO Corp., Class A	58,074	6,634,374
Honeywell International, Inc.	547,736	127,025,456
Howmet Aerospace, Inc.	309,403	9,823,545
Hubbell, Inc.	42,686	8,798,011
Huntington Ingalls Industries, Inc.	31,631	6,458,101
IDEX Corp.	59,995	13,438,880
Illinois Tool Works, Inc.	226,895	52,834,770
Ingersoll Rand, Inc. *	305,991	16,223,643
Johnson Controls International plc	563,775	42,170,370
L3Harris Technologies, Inc.	161,738	37,686,571
Lennox International, Inc.	27,234	9,128,292
Lincoln Electric Holdings, Inc.	46,515	6,493,959
Lockheed Martin Corp.	192,869	69,394,266
Masco Corp.	198,849	12,074,111
Nikola Corp. *(a)	107,792	1,124,271
Nordson Corp.	42,708	10,190,129
Northrop Grumman Corp.	117,916	43,357,713
Otis Worldwide Corp.	317,783	29,305,948
Owens Corning	82,520	7,884,786
PACCAR, Inc.	274,330	22,459,397
Parker-Hannifin Corp.	101,877	30,223,850
Pentair plc	131,172	10,121,232
Quanta Services, Inc.	110,111	11,242,333
Raytheon Technologies Corp.	1,193,916	101,196,320
Rockwell Automation, Inc.	91,563	29,799,178
Roper Technologies, Inc.	82,945	40,085,660
Sensata Technologies Holding plc *	123,426	7,304,351
Snap-on, Inc.	42,353	9,527,307
Stanley Black & Decker, Inc.	127,708	24,682,125
Textron, Inc.	178,487	12,970,650
The Boeing Co. *	433,461	95,144,689
The Middleby Corp. *	43,825	8,017,346
The Toro Co.	84,850	9,328,409
Trane Technologies plc	188,527	37,422,609
TransDigm Group, Inc. *	43,362	26,341,114
Trex Co., Inc. *	90,977	9,985,636
United Rentals, Inc. *	56,917	20,071,780
W.W. Grainger, Inc.	34,519	14,970,890
Watsco, Inc.	26,091	7,264,256
Westinghouse Air Brake Technologies Corp.	140,593	12,623,845
Woodward, Inc.	45,989	5,561,910
Xylem, Inc.	142,201	19,383,418
		1,828,388,148

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Commercial & Professional Services 1.0%
ADT, Inc.	119,578	1,023,588
Booz Allen Hamilton Holding Corp.	107,614	8,814,663
Cintas Corp.	69,554	27,527,387
Clarivate plc *	205,785	5,183,724
Copart, Inc. *	163,904	23,654,625
CoStar Group, Inc. *	312,023	26,440,829
Dun & Bradstreet Holdings, Inc. *	106,959	1,960,558
Equifax, Inc.	95,846	26,095,032
IAA, Inc. *	105,192	5,587,799
IHS Markit Ltd.	295,515	35,639,109
Jacobs Engineering Group, Inc.	102,925	13,890,758
Leidos Holdings, Inc.	105,398	10,340,598
ManpowerGroup, Inc.	43,232	5,249,229
Nielsen Holdings plc	280,394	6,017,255
Republic Services, Inc.	166,466	20,663,425
Robert Half International, Inc.	89,421	9,246,131
Rollins, Inc.	173,287	6,744,330
Stericycle, Inc. *	71,375	4,967,700
TransUnion	150,319	18,268,268
Verisk Analytics, Inc.	127,945	25,814,183
Waste Management, Inc.	306,205	47,495,458
		330,624,649

Consumer Durables & Apparel 1.3%
D.R. Horton, Inc.	258,769	24,743,492
Garmin Ltd.	118,433	20,658,268
Hanesbrands, Inc.	277,004	5,174,435
Hasbro, Inc.	100,658	9,895,688
Leggett & Platt, Inc.	104,359	5,049,932
Lennar Corp., Class A	226,771	24,334,796
Lululemon Athletica, Inc. *	93,539	37,431,502
Mohawk Industries, Inc. *	46,052	9,107,243
Newell Brands, Inc.	300,472	7,634,994
NIKE, Inc., Class B	1,005,613	165,664,686
NVR, Inc. *	2,687	13,918,499
Peloton Interactive, Inc., Class A *	211,679	21,208,119
Polaris, Inc.	45,968	5,505,128
PulteGroup, Inc.	208,598	11,235,088
Tapestry, Inc. *	218,074	8,792,744
Toll Brothers, Inc.	87,580	5,610,375
Under Armour, Inc., Class A *	145,753	3,372,724
Under Armour, Inc., Class C *	156,039	3,130,142
VF Corp.	253,133	19,357,080
Whirlpool Corp.	49,495	10,964,627
		412,789,562

Consumer Services 2.0%
Airbnb, Inc., Class A *	115,628	17,921,184
Aramark	201,096	6,996,130
Booking Holdings, Inc. *	32,354	74,403,523
Bright Horizons Family Solutions, Inc. *	48,537	7,074,753
Carnival Corp. *	628,686	15,176,480
Chegg, Inc. *	112,037	9,323,719
Chipotle Mexican Grill, Inc. *	22,205	42,263,443
Darden Restaurants, Inc.	102,814	15,488,929
Domino's Pizza, Inc.	30,488	15,758,942
DraftKings, Inc., Class A *	257,252	15,252,471
Expedia Group, Inc. *	111,347	16,089,642
Hilton Worldwide Holdings, Inc. *	219,894	27,455,965
Las Vegas Sands Corp. *	258,595	11,535,923
Marriott International, Inc., Class A *	210,714	28,475,890
McDonald's Corp.	588,259	139,687,982
MGM Resorts International	322,154	13,730,203
Norwegian Cruise Line Holdings Ltd. *	292,158	7,549,363
Security	Number of Shares	Value ($)
Royal Caribbean Cruises Ltd. *	172,323	14,256,282
Service Corp. International	133,448	8,375,196
Starbucks Corp.	929,456	109,201,785
Terminix Global Holdings, Inc. *	100,144	4,168,995
Vail Resorts, Inc. *	31,885	9,720,142
Wyndham Hotels & Resorts, Inc.	73,578	5,349,121
Wynn Resorts Ltd. *	83,461	8,487,149
Yum! Brands, Inc.	235,519	30,860,055
		654,603,267

Diversified Financials 5.3%
AGNC Investment Corp.	419,728	6,845,764
Ally Financial, Inc.	292,829	15,490,654
American Express Co.	513,022	85,141,131
Ameriprise Financial, Inc.	91,268	24,907,950
Annaly Capital Management, Inc.	1,096,510	9,528,672
Apollo Global Management, Inc.	167,877	10,035,687
Berkshire Hathaway, Inc., Class B *	1,494,303	427,026,968
BlackRock, Inc.	111,916	105,569,244
Blackstone, Inc.	539,619	67,846,297
Capital One Financial Corp.	356,075	59,097,768
Cboe Global Markets, Inc.	83,920	10,586,508
CME Group, Inc.	283,434	57,174,306
Coinbase Global, Inc., Class A *	21,169	5,482,771
Credit Acceptance Corp. *	9,171	5,316,245
Discover Financial Services	239,940	30,765,107
Equitable Holdings, Inc.	302,675	9,385,952
FactSet Research Systems, Inc.	29,897	11,367,437
Franklin Resources, Inc.	216,453	7,021,735
Intercontinental Exchange, Inc.	444,443	53,124,272
Invesco Ltd.	300,294	7,603,444
Jefferies Financial Group, Inc.	159,269	5,886,582
KKR & Co., Inc.	458,223	29,459,157
MarketAxess Holdings, Inc.	29,937	14,247,617
Moody's Corp.	126,908	48,322,759
Morgan Stanley	1,174,006	122,601,447
Morningstar, Inc.	17,159	4,598,440
MSCI, Inc.	64,905	41,187,415
Nasdaq, Inc.	90,356	17,689,898
Northern Trust Corp.	164,371	19,481,251
Raymond James Financial, Inc.	95,970	13,426,203
S&P Global, Inc.	190,047	84,346,660
Santander Consumer USA Holdings, Inc.	57,288	2,390,628
SEI Investments Co.	93,906	5,898,236
Starwood Property Trust, Inc.	224,978	5,804,432
State Street Corp.	273,779	25,436,807
Synchrony Financial	426,527	21,219,718
T. Rowe Price Group, Inc.	179,113	40,098,027
The Bank of New York Mellon Corp.	635,271	35,079,665
The Carlyle Group, Inc.	92,544	4,569,823
The Charles Schwab Corp. (b)	1,178,558	85,857,950
The Goldman Sachs Group, Inc.	268,290	110,940,598
Voya Financial, Inc.	96,135	6,246,852
		1,754,108,077

Energy 2.3%
APA Corp.	296,697	5,779,658
Baker Hughes Co.	576,393	13,130,233
Cabot Oil & Gas Corp.	319,346	5,074,408
Cheniere Energy, Inc. *	181,506	15,874,515
Chevron Corp.	1,523,839	147,461,900
ConocoPhillips	1,062,875	59,021,449
Continental Resources, Inc.	49,870	1,958,894
Devon Energy Corp.	472,746	13,969,644
Diamondback Energy, Inc.	142,276	10,975,171
DTE Midstream LLC *	75,928	3,528,374

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
EOG Resources, Inc.	459,305	31,012,274
Exxon Mobil Corp.	3,338,070	181,991,576
Halliburton Co.	698,010	13,946,240
Hess Corp.	215,419	14,810,056
HollyFrontier Corp.	118,225	3,822,214
Kinder Morgan, Inc.	1,532,498	24,933,742
Marathon Oil Corp.	629,194	7,393,030
Marathon Petroleum Corp.	503,435	29,838,592
NOV, Inc. *	310,624	4,090,918
Occidental Petroleum Corp.	664,544	17,072,135
ONEOK, Inc.	352,130	18,493,868
Phillips 66	345,583	24,567,495
Pioneer Natural Resources Co.	182,775	27,355,934
Schlumberger N.V.	1,100,172	30,848,823
Targa Resources Corp.	179,252	7,872,748
Texas Pacific Land Corp.	6,105	8,301,213
The Williams Cos., Inc.	959,771	23,696,746
Valero Energy Corp.	321,350	21,308,718
		768,130,568

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	348,396	158,690,894
Sysco Corp.	402,285	32,042,000
The Kroger Co.	597,799	27,516,688
US Foods Holding Corp. *	177,036	6,019,224
Walgreens Boots Alliance, Inc.	566,083	28,728,712
Walmart, Inc.	1,082,128	160,263,157
		413,260,675

Food, Beverage & Tobacco 2.8%
Altria Group, Inc.	1,459,912	73,331,380
Archer-Daniels-Midland Co.	439,437	26,366,220
Beyond Meat, Inc. *	38,836	4,646,339
Brown-Forman Corp., Class A	43,699	2,892,874
Brown-Forman Corp., Class B	143,887	10,103,745
Bunge Ltd.	110,691	8,380,416
Campbell Soup Co.	160,147	6,682,934
Conagra Brands, Inc.	377,341	12,497,534
Constellation Brands, Inc., Class A	132,976	28,076,553
General Mills, Inc.	481,347	27,826,670
Hormel Foods Corp.	223,710	10,187,753
Ingredion, Inc.	52,190	4,585,413
Kellogg Co.	198,172	12,512,580
Keurig Dr Pepper, Inc.	460,486	16,425,536
Lamb Weston Holdings, Inc.	115,021	7,493,618
McCormick & Co., Inc. Non-Voting Shares	196,813	16,982,994
Molson Coors Beverage Co., Class B	148,209	7,044,374
Mondelez International, Inc., Class A	1,107,095	68,717,387
Monster Beverage Corp. *	291,158	28,408,286
PepsiCo, Inc.	1,089,255	170,348,589
Philip Morris International, Inc.	1,228,732	126,559,396
Post Holdings, Inc. *	47,367	5,300,841
The Boston Beer Co., Inc., Class A *	7,462	4,254,907
The Coca-Cola Co.	3,059,201	172,263,608
The Hershey Co.	115,355	20,498,583
The J.M. Smucker Co.	86,087	10,646,379
The Kraft Heinz Co.	511,418	18,405,934
Tyson Foods, Inc., Class A	233,719	18,351,616
		919,792,459

Health Care Equipment & Services 6.2%
Abbott Laboratories	1,401,588	177,118,676
ABIOMED, Inc. *	35,781	13,022,853
agilon health, Inc. *	36,942	1,292,970
Security	Number of Shares	Value ($)
Align Technology, Inc. *	56,840	40,299,560
AmerisourceBergen Corp.	116,550	14,243,576
Anthem, Inc.	193,074	72,427,850
Baxter International, Inc.	397,408	30,290,438
Becton Dickinson & Co.	229,533	57,773,456
Boston Scientific Corp. *	1,119,688	50,553,913
Cardinal Health, Inc.	228,137	11,974,911
Centene Corp. *	459,577	28,944,159
Cerner Corp.	237,421	18,127,093
Chemed Corp.	12,550	5,982,585
Cigna Corp.	270,799	57,314,608
CVS Health Corp.	1,038,031	89,675,498
Danaher Corp.	500,408	162,212,257
DaVita, Inc. *	54,859	7,173,911
Dentsply Sirona, Inc.	173,042	10,676,691
DexCom, Inc. *	76,163	40,322,216
Edwards Lifesciences Corp. *	489,681	57,380,820
Encompass Health Corp.	77,897	6,111,020
Guardant Health, Inc. *	68,109	8,668,232
Haemonetics Corp. *	40,102	2,516,401
HCA Healthcare, Inc.	207,004	52,367,872
Henry Schein, Inc. *	110,225	8,331,908
Hill-Rom Holdings, Inc.	52,052	7,577,730
Hologic, Inc. *	202,308	16,012,678
Humana, Inc.	101,614	41,196,348
IDEXX Laboratories, Inc. *	67,209	45,282,736
Insulet Corp. *	52,362	15,593,927
Intuitive Surgical, Inc. *	93,343	98,342,451
Laboratory Corp. of America Holdings *	77,048	23,374,822
Masimo Corp. *	39,692	10,777,966
McKesson Corp.	124,911	25,499,332
Medtronic plc	1,060,608	141,569,956
Molina Healthcare, Inc. *	46,277	12,437,869
Penumbra, Inc. *	26,656	7,329,067
Quest Diagnostics, Inc.	102,928	15,730,486
Quidel Corp. *	30,255	3,901,382
ResMed, Inc.	114,889	33,378,701
STERIS plc	76,702	16,491,697
Stryker Corp.	258,511	71,633,398
Teladoc Health, Inc. *	103,507	14,948,481
Teleflex, Inc.	36,841	14,569,142
The Cooper Cos., Inc.	38,734	17,457,801
UnitedHealth Group, Inc.	744,127	309,757,746
Universal Health Services, Inc., Class B	61,288	9,546,219
Veeva Systems, Inc., Class A *	108,657	36,071,951
West Pharmaceutical Services, Inc.	58,102	26,240,025
Zimmer Biomet Holdings, Inc.	164,119	24,691,704
		2,064,217,089

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	192,842	16,133,162
Colgate-Palmolive Co.	667,205	52,008,630
Herbalife Nutrition Ltd. *	68,716	3,527,879
Kimberly-Clark Corp.	265,662	36,610,880
Reynolds Consumer Products, Inc.	43,184	1,221,244
The Clorox Co.	98,216	16,505,199
The Estee Lauder Cos., Inc., Class A	182,991	62,306,606
The Procter & Gamble Co.	1,930,714	274,914,366
		463,227,966

Insurance 2.0%
Aflac, Inc.	499,272	28,298,737
Alleghany Corp. *	11,009	7,449,680
American Financial Group, Inc.	54,918	7,575,389
American International Group, Inc.	675,837	36,873,667
Aon plc, Class A	177,759	50,991,947

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Arch Capital Group Ltd. *	316,978	13,027,796
Arthur J. Gallagher & Co.	161,881	23,249,349
Assurant, Inc.	47,649	8,105,571
Athene Holding Ltd., Class A *	98,940	6,626,012
Brown & Brown, Inc.	184,951	10,736,406
Chubb Ltd.	354,775	65,250,218
Cincinnati Financial Corp.	118,404	14,611,054
CNA Financial Corp.	22,102	980,224
Erie Indemnity Co., Class A	19,281	3,414,472
Everest Re Group Ltd.	31,615	8,374,813
Fidelity National Financial, Inc.	226,795	11,074,400
Globe Life, Inc.	74,985	7,203,809
Lincoln National Corp.	141,279	9,698,803
Loews Corp.	175,222	9,789,653
Markel Corp. *	10,883	13,824,131
Marsh & McLennan Cos., Inc.	401,286	63,082,159
MetLife, Inc.	587,194	36,406,028
Old Republic International Corp.	224,038	5,824,988
Principal Financial Group, Inc.	199,209	13,309,153
Prudential Financial, Inc.	311,019	32,930,692
Reinsurance Group of America, Inc.	53,292	6,172,279
RenaissanceRe Holdings Ltd.	38,900	6,096,797
The Allstate Corp.	235,798	31,898,753
The Hartford Financial Services Group, Inc.	281,388	18,914,901
The Progressive Corp.	461,031	44,415,727
The Travelers Cos., Inc.	198,127	31,642,863
W.R. Berkley Corp.	110,921	8,353,461
Willis Towers Watson plc	101,823	22,474,373
		658,678,305

Materials 2.6%
Air Products and Chemicals, Inc.	174,619	47,061,567
Albemarle Corp.	91,876	21,750,724
Amcor plc	1,210,409	15,553,756
AptarGroup, Inc.	52,112	7,024,698
Ashland Global Holdings, Inc.	43,297	3,944,790
Avery Dennison Corp.	65,347	14,728,560
Axalta Coating Systems Ltd. *	165,048	5,040,566
Ball Corp.	258,496	24,805,276
Berry Global Group, Inc. *	107,349	7,210,632
Celanese Corp.	88,375	14,016,275
CF Industries Holdings, Inc.	169,698	7,707,683
Corteva, Inc.	580,243	25,513,285
Crown Holdings, Inc.	106,191	11,658,710
Dow, Inc.	588,909	37,042,376
DuPont de Nemours, Inc.	419,145	31,025,113
Eastman Chemical Co.	107,547	12,170,019
Ecolab, Inc.	196,324	44,243,577
FMC Corp.	101,387	9,492,865
Freeport-McMoRan, Inc.	1,155,011	42,030,850
Huntsman Corp.	155,488	4,109,548
International Flavors & Fragrances, Inc.	196,087	29,707,180
International Paper Co.	309,750	18,612,877
Linde plc	410,223	129,052,054
LyondellBasell Industries N.V., Class A	203,782	20,449,524
Martin Marietta Materials, Inc.	49,298	18,794,862
NewMarket Corp.	5,906	2,065,505
Newmont Corp.	632,159	36,658,900
Nucor Corp.	235,961	27,739,575
Packaging Corp. of America	74,919	11,365,212
PPG Industries, Inc.	187,321	29,887,066
Reliance Steel & Aluminum Co.	50,221	7,535,159
Royal Gold, Inc.	51,642	5,749,304
RPM International, Inc.	101,958	8,390,124
Sealed Air Corp.	120,705	7,366,626
Sonoco Products Co.	79,905	5,217,797
Security	Number of Shares	Value ($)
Steel Dynamics, Inc.	158,115	10,671,181
The Mosaic Co.	273,058	8,787,006
The Scotts Miracle-Gro Co.	31,745	4,978,568
The Sherwin-Williams Co.	188,955	57,379,965
Vulcan Materials Co.	104,598	19,447,906
Westlake Chemical Corp.	26,931	2,352,423
Westrock Co.	209,875	10,921,895
		859,261,579

Media & Entertainment 10.0%
Activision Blizzard, Inc.	613,446	50,529,547
Alphabet, Inc., Class A *	237,130	686,242,363
Alphabet, Inc., Class C *	224,517	653,173,837
Altice USA, Inc., Class A *	180,769	4,960,301
Bumble, Inc., Class A *	42,599	2,321,646
Cable One, Inc.	4,297	9,021,938
Charter Communications, Inc., Class A *	108,566	88,661,510
Comcast Corp., Class A	3,615,185	219,369,426
Discovery, Inc., Class A *(a)	132,837	3,831,019
Discovery, Inc., Class C *	236,613	6,528,153
DISH Network Corp., Class A *	195,992	8,543,291
Electronic Arts, Inc.	225,189	32,699,695
Facebook, Inc., Class A *	1,889,247	716,742,527
Fox Corp., Class A	255,825	9,578,088
Fox Corp., Class B	121,041	4,191,650
IAC/InterActiveCorp *	66,128	8,732,202
Liberty Broadband Corp., Class A *	18,482	3,433,401
Liberty Broadband Corp., Class C *	125,941	24,095,032
Liberty Media Corp. - Liberty Formula One, Class A *	20,884	954,190
Liberty Media Corp. - Liberty Formula One, Class C *	160,345	8,103,836
Liberty Media Corp. - Liberty SiriusXM, Class A *	63,700	3,153,150
Liberty Media Corp. - Liberty SiriusXM, Class C *	135,360	6,680,016
Live Nation Entertainment, Inc. *	114,251	9,905,562
Match Group, Inc. *	213,080	29,285,715
Netflix, Inc. *	349,670	199,028,667
News Corp., Class A	307,983	6,920,378
News Corp., Class B	98,208	2,163,522
Omnicom Group, Inc.	170,278	12,467,755
Pinterest, Inc., Class A *	431,198	23,961,673
Playtika Holding Corp. *	54,726	1,444,219
Roku, Inc. *	90,705	31,964,442
Sirius XM Holdings, Inc.	910,897	5,711,324
Skillz, Inc. *(a)	198,210	2,332,932
Snap, Inc., Class A *	739,365	56,273,070
Take-Two Interactive Software, Inc. *	90,965	14,665,377
The Interpublic Group of Cos., Inc.	312,476	11,633,481
The Walt Disney Co. *	1,432,502	259,712,613
Twitter, Inc. *	628,489	40,537,541
ViacomCBS, Inc., Class B	483,933	20,059,023
Zillow Group, Inc., Class A *	28,652	2,739,131
Zillow Group, Inc., Class C *	126,301	12,095,847
Zynga, Inc., Class A *	803,775	7,113,409
		3,301,562,499

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	1,392,416	168,176,005
Agilent Technologies, Inc.	239,442	42,014,888
Alnylam Pharmaceuticals, Inc. *	92,846	18,701,970
Amgen, Inc.	453,093	102,186,064
Avantor, Inc. *	409,881	16,165,707
Bio-Rad Laboratories, Inc., Class A *	16,993	13,676,306
Bio-Techne Corp.	30,542	15,244,734

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Biogen, Inc. *	118,673	40,219,466
BioMarin Pharmaceutical, Inc. *	144,503	12,168,598
Bluebird Bio, Inc. *	51,284	938,497
Bristol-Myers Squibb Co.	1,761,762	117,791,407
Catalent, Inc. *	134,134	17,496,439
Charles River Laboratories International, Inc. *	39,671	17,608,370
Elanco Animal Health, Inc. *	372,697	12,440,626
Eli Lilly & Co.	627,839	162,164,535
Exact Sciences Corp. *	135,242	14,116,560
Exelixis, Inc. *	244,954	4,695,768
Gilead Sciences, Inc.	988,842	71,967,921
Horizon Therapeutics plc *	176,531	19,081,236
Illumina, Inc. *	115,029	52,586,658
Incyte Corp. *	147,187	11,258,334
Ionis Pharmaceuticals, Inc. *	112,612	4,477,453
IQVIA Holdings, Inc. *	151,292	39,295,071
Jazz Pharmaceuticals plc *	47,085	6,201,565
Johnson & Johnson	2,076,201	359,452,679
Merck & Co., Inc.	1,996,148	152,286,131
Mettler-Toledo International, Inc. *	18,296	28,410,578
Moderna, Inc. *	240,629	90,642,538
Neurocrine Biosciences, Inc. *	73,777	7,023,570
Novavax, Inc. *	54,091	12,902,867
Organon & Co.	198,735	6,735,129
PerkinElmer, Inc.	88,556	16,365,149
Perrigo Co., plc	106,801	4,373,501
Pfizer, Inc.	4,414,835	203,391,448
PPD, Inc. *	85,181	3,944,732
Regeneron Pharmaceuticals, Inc. *	82,567	55,600,618
Royalty Pharma plc, Class A	67,526	2,609,880
Sarepta Therapeutics, Inc. *	63,692	4,975,619
Seagen, Inc. *	99,852	16,735,195
Syneos Health, Inc. *	80,715	7,488,738
Thermo Fisher Scientific, Inc.	309,772	171,907,971
Vertex Pharmaceuticals, Inc. *	204,397	40,938,675
Viatris, Inc.	951,023	13,913,467
Waters Corp. *	48,474	20,069,205
Zoetis, Inc.	374,357	76,578,468
		2,277,020,336

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	107,950	22,277,642
American Campus Communities, Inc.	107,723	5,477,715
American Homes 4 Rent, Class A	216,313	9,072,167
American Tower Corp.	358,473	104,735,056
Americold Realty Trust	198,020	7,275,255
Apartment Income REIT Corp.	123,392	6,270,781
Apartment Investment & Management Co., Class A	116,046	833,210
AvalonBay Communities, Inc.	110,229	25,306,374
Boston Properties, Inc.	112,590	12,721,544
Camden Property Trust	76,684	11,505,667
CBRE Group, Inc., Class A *	264,446	25,466,150
Crown Castle International Corp.	341,051	66,399,219
CubeSmart	158,488	8,479,108
CyrusOne, Inc.	97,455	7,502,086
Digital Realty Trust, Inc.	222,230	36,425,719
Douglas Emmett, Inc.	127,939	4,223,266
Duke Realty Corp.	293,755	15,425,075
Equinix, Inc.	70,687	59,620,950
Equity LifeStyle Properties, Inc.	133,665	11,370,882
Equity Residential	271,831	22,852,832
Essex Property Trust, Inc.	51,236	16,945,795
Extra Space Storage, Inc.	105,310	19,683,492
Federal Realty Investment Trust	56,195	6,842,865
Gaming & Leisure Properties, Inc.	171,220	8,441,146
Security	Number of Shares	Value ($)
Healthcare Trust of America, Inc., Class A	172,024	5,217,488
Healthpeak Properties, Inc.	426,516	15,354,576
Host Hotels & Resorts, Inc. *	561,613	9,300,311
Invitation Homes, Inc.	446,117	18,371,098
Iron Mountain, Inc.	227,066	10,842,402
Jones Lang LaSalle, Inc. *	40,425	9,800,233
Kilroy Realty Corp.	82,496	5,415,862
Kimco Realty Corp.	473,362	10,314,558
Lamar Advertising Co., Class A	69,220	7,879,313
Medical Properties Trust, Inc.	467,650	9,577,472
Mid-America Apartment Communities, Inc.	90,192	17,350,235
National Retail Properties, Inc.	136,952	6,520,285
Omega Healthcare Investors, Inc.	183,792	6,162,546
Opendoor Technologies, Inc. *(a)	267,197	4,737,403
Prologis, Inc.	582,793	78,478,905
Public Storage	120,192	38,895,333
Realty Income Corp.	295,266	21,324,111
Regency Centers Corp.	125,076	8,582,715
SBA Communications Corp.	86,354	30,998,495
Simon Property Group, Inc.	259,238	34,854,549
STORE Capital Corp.	190,200	6,860,514
Sun Communities, Inc.	88,445	17,820,783
UDR, Inc.	232,770	12,574,235
Ventas, Inc.	297,292	16,630,514
VEREIT, Inc.	179,579	9,074,127
VICI Properties, Inc.	421,147	13,017,654
Vornado Realty Trust	123,026	5,152,329
Welltower, Inc.	329,871	28,873,609
Weyerhaeuser Co.	592,358	21,324,888
WP Carey, Inc.	139,923	10,930,785
		1,007,391,324

Retailing 6.5%
Advance Auto Parts, Inc.	51,378	10,422,027
Amazon.com, Inc. *	338,005	1,173,144,374
AutoZone, Inc. *	17,077	26,454,835
Bath & Body Works, Inc.	208,116	14,043,668
Best Buy Co., Inc.	175,604	20,459,622
Burlington Stores, Inc. *	52,677	15,776,235
CarMax, Inc. *	129,070	16,160,855
Carvana Co. *	50,984	16,725,811
ContextLogic, Inc., Class A *(a)	59,881	431,742
Dollar General Corp.	186,010	41,463,489
Dollar Tree, Inc. *	182,728	16,544,193
DoorDash, Inc., Class A *	27,954	5,350,396
eBay, Inc.	510,627	39,185,516
Etsy, Inc. *	100,073	21,641,787
Genuine Parts Co.	114,090	13,940,657
LKQ Corp. *	218,121	11,492,795
Lowe's Cos., Inc.	557,572	113,683,355
O'Reilly Automotive, Inc. *	55,101	32,734,402
Pool Corp.	31,642	15,640,641
Ross Stores, Inc.	281,450	33,323,680
Target Corp.	390,265	96,387,650
The Gap, Inc.	162,260	4,337,210
The Home Depot, Inc.	838,274	273,428,213
The TJX Cos., Inc.	951,496	69,192,789
Tractor Supply Co.	90,682	17,614,978
Ulta Beauty, Inc. *	43,135	16,706,617
Victoria's Secret & Co. *	69,350	4,597,905
Wayfair, Inc., Class A *	58,040	16,294,730
Williams-Sonoma, Inc.	59,916	11,186,317
		2,148,366,489

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. *	957,823	106,050,163
Analog Devices, Inc.	424,454	69,164,832
Applied Materials, Inc.	723,118	97,714,935
Broadcom, Inc.	321,915	160,059,357
Enphase Energy, Inc. *	106,825	18,558,707
Entegris, Inc.	106,759	12,826,026
First Solar, Inc. *	66,833	6,282,302
Intel Corp.	3,182,573	172,049,896
KLA Corp.	120,608	41,001,896
Lam Research Corp.	112,466	68,021,686
Marvell Technology, Inc.	645,460	39,495,697
Microchip Technology, Inc.	215,740	33,948,846
Micron Technology, Inc. *	885,032	65,226,858
Monolithic Power Systems, Inc.	34,037	16,845,932
NVIDIA Corp.	1,964,960	439,856,296
NXP Semiconductor N.V.	217,121	46,709,241
ON Semiconductor Corp. *	336,779	14,939,517
Qorvo, Inc. *	88,390	16,619,972
QUALCOMM, Inc.	889,464	130,475,474
Skyworks Solutions, Inc.	130,447	23,931,807
SolarEdge Technologies, Inc. *	41,241	11,950,817
Teradyne, Inc.	131,538	15,973,975
Texas Instruments, Inc.	728,168	139,014,553
Universal Display Corp.	34,177	7,128,981
Xilinx, Inc.	193,799	30,153,186
		1,784,000,952

Software & Services 15.5%
Accenture plc, Class A	501,248	168,700,027
Adobe, Inc. *	376,865	250,125,300
Affirm Holdings, Inc. *	39,483	3,803,792
Akamai Technologies, Inc. *	128,577	14,561,345
Alteryx, Inc., Class A *	46,231	3,419,707
Anaplan, Inc. *	114,835	6,887,803
ANSYS, Inc. *	68,827	25,146,633
AppLovin Corp., Class A *(a)	20,434	1,438,554
Aspen Technology, Inc. *	53,244	6,895,098
Autodesk, Inc. *	173,429	53,778,599
Automatic Data Processing, Inc.	335,676	70,169,711
Avalara, Inc. *	68,052	12,228,944
Bill.com Holdings, Inc. *	49,414	13,558,707
Black Knight, Inc. *	124,019	9,384,518
Broadridge Financial Solutions, Inc.	91,305	15,724,547
C3.ai, Inc., Class A *(a)	13,020	671,051
Cadence Design Systems, Inc. *	219,554	35,892,688
CDK Global, Inc.	94,830	3,944,928
Ceridian HCM Holding, Inc. *	104,233	11,710,578
Citrix Systems, Inc.	97,375	10,016,966
Cognizant Technology Solutions Corp., Class A	415,044	31,672,008
Concentrix Corp. *	33,144	5,746,838
Coupa Software, Inc. *	57,773	14,143,408
Crowdstrike Holdings, Inc., Class A *	156,938	44,099,578
Datadog, Inc., Class A *	171,390	23,617,542
DocuSign, Inc. *	153,611	45,505,723
DXC Technology Co. *	202,206	7,425,004
Dynatrace, Inc. *	146,321	10,056,642
Elastic N.V. *	49,548	7,905,383
EPAM Systems, Inc. *	44,363	28,073,350
Euronet Worldwide, Inc. *	41,329	5,506,263
Fair Isaac Corp. *	22,828	10,494,945
Fidelity National Information Services, Inc.	489,342	62,523,227
Fiserv, Inc. *	469,232	55,270,837
Five9, Inc. *	53,056	8,395,051
Security	Number of Shares	Value ($)
FleetCor Technologies, Inc. *	65,929	17,357,787
Fortinet, Inc. *	106,738	33,637,413
Gartner, Inc. *	67,739	20,913,739
Genpact Ltd.	135,987	7,055,006
Global Payments, Inc.	232,378	37,793,958
GoDaddy, Inc., Class A *	131,597	9,647,376
Guidewire Software, Inc. *	66,459	7,872,733
HubSpot, Inc. *	34,699	23,750,425
International Business Machines Corp.	704,283	98,839,076
Intuit, Inc.	215,341	121,906,694
Jack Henry & Associates, Inc.	58,389	10,298,652
Mastercard, Inc., Class A	689,735	238,806,949
Microsoft Corp.	5,938,350	1,792,669,098
MongoDB, Inc. *	41,953	16,438,444
NortonLifeLock, Inc.	457,553	12,152,608
Nuance Communications, Inc. *	223,635	12,311,107
Okta, Inc. *	98,486	25,960,910
Oracle Corp.	1,432,445	127,673,823
Palantir Technologies, Inc., Class A *	355,457	9,362,737
Palo Alto Networks, Inc. *	76,840	35,426,314
Paychex, Inc.	252,758	28,933,208
Paycom Software, Inc. *	38,753	18,946,342
PayPal Holdings, Inc. *	926,278	267,379,407
Pegasystems, Inc.	31,235	4,298,873
Proofpoint, Inc. *(c)	45,192	7,953,792
PTC, Inc. *	83,238	10,959,115
RingCentral, Inc., Class A *	63,856	16,108,315
salesforce.com, Inc. *	761,572	202,022,204
ServiceNow, Inc. *	155,696	100,212,173
Snowflake, Inc., Class A *	48,974	14,905,237
Splunk, Inc. *	129,184	19,748,358
Square, Inc., Class A *	309,183	82,882,687
SS&C Technologies Holdings, Inc.	176,031	13,318,505
Synopsys, Inc. *	120,107	39,904,350
The Trade Desk, Inc., Class A *	339,637	27,187,942
The Western Union Co.	320,741	6,940,835
Twilio, Inc., Class A *	128,215	45,767,626
Tyler Technologies, Inc. *	31,981	15,533,172
VeriSign, Inc. *	78,503	16,977,059
Visa, Inc., Class A	1,333,904	305,597,406
VMware, Inc., Class A *(a)	63,771	9,493,589
WEX, Inc. *	35,602	6,535,459
Workday, Inc., Class A *	148,920	40,678,987
Zendesk, Inc. *	93,494	11,555,858
Zoom Video Communications, Inc., Class A *	168,141	48,676,820
Zscaler, Inc. *	58,744	16,350,805
		5,117,238,268

Technology Hardware & Equipment 7.6%
Amphenol Corp., Class A	470,070	36,021,464
Apple Inc.	12,368,137	1,877,854,241
Arista Networks, Inc. *	43,412	16,042,036
Arrow Electronics, Inc. *	57,755	7,001,061
CDW Corp.	110,728	22,213,144
Ciena Corp. *	122,325	6,988,427
Cisco Systems, Inc.	3,323,037	196,125,644
Cognex Corp.	139,735	12,383,316
Corning, Inc.	610,499	24,413,855
Dell Technologies, Inc., Class C *	196,823	19,182,370
F5 Networks, Inc. *	46,936	9,554,761
Hewlett Packard Enterprise Co.	1,032,013	15,954,921
HP, Inc.	946,147	28,138,412
IPG Photonics Corp. *	28,633	4,887,080
Jabil, Inc.	104,533	6,458,049
Juniper Networks, Inc.	259,673	7,525,323
Keysight Technologies, Inc. *	145,613	26,120,060

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Motorola Solutions, Inc.	133,950	32,713,269
National Instruments Corp.	103,862	4,343,509
NetApp, Inc.	175,306	15,589,963
Seagate Technology Holdings plc	157,827	13,824,067
TE Connectivity Ltd.	260,195	39,086,493
Teledyne Technologies, Inc. *	36,557	16,939,783
Trimble, Inc. *	197,823	18,638,883
Ubiquiti, Inc.	6,113	1,988,926
Western Digital Corp. *	241,736	15,277,715
Zebra Technologies Corp., Class A *	42,309	24,842,575
		2,500,109,347

Telecommunication Services 1.3%
AT&T, Inc.	5,627,997	154,319,678
Liberty Global plc, Class A *	112,479	3,232,647
Liberty Global plc, Class C *	271,081	7,855,927
Lumen Technologies, Inc.	784,690	9,651,687
T-Mobile US, Inc. *	462,499	63,371,613
Verizon Communications, Inc.	3,264,447	179,544,585
		417,976,137

Transportation 1.8%
Alaska Air Group, Inc. *	97,803	5,608,024
AMERCO	7,165	4,737,140
American Airlines Group, Inc. *	503,366	10,037,118
C.H. Robinson Worldwide, Inc.	104,715	9,430,633
CSX Corp.	1,790,286	58,238,003
Delta Air Lines, Inc. *	502,096	20,304,762
Expeditors International of Washington, Inc.	133,515	16,641,310
FedEx Corp.	192,210	51,068,275
GXO Logistics, Inc. *	80,449	6,579,924
J.B. Hunt Transport Services, Inc.	65,505	11,620,587
Kansas City Southern	71,957	20,196,171
Lyft, Inc., Class A *	201,589	9,597,652
Norfolk Southern Corp.	197,155	49,986,679
Old Dominion Freight Line, Inc.	74,833	21,605,784
Southwest Airlines Co. *	467,138	23,254,130
Uber Technologies, Inc. *	1,164,881	45,593,442
Union Pacific Corp.	523,845	113,590,550
United Airlines Holdings, Inc. *	255,561	11,886,142
United Parcel Service, Inc., Class B	569,990	111,507,144
XPO Logistics, Inc. *	80,527	6,998,601
		608,482,071

Utilities 2.4%
Alliant Energy Corp.	195,718	11,897,697
Ameren Corp.	202,071	17,725,668
American Electric Power Co., Inc.	393,882	35,280,011
American Water Works Co., Inc.	143,404	26,135,379
Atmos Energy Corp.	102,951	10,038,752
Avangrid, Inc.	55,051	3,008,537
CenterPoint Energy, Inc.	457,032	11,466,933
CMS Energy Corp.	228,751	14,669,802
Consolidated Edison, Inc.	270,594	20,416,317
Dominion Energy, Inc.	635,937	49,501,336
DTE Energy Co.	152,121	18,306,241
Duke Energy Corp.	606,334	63,458,916
Security	Number of Shares	Value ($)
Edison International	298,235	17,249,912
Entergy Corp.	158,483	17,529,805
Essential Utilities, Inc.	176,170	8,743,317
Evergy, Inc.	181,178	12,401,634
Eversource Energy	271,081	24,595,179
Exelon Corp.	771,389	37,813,489
FirstEnergy Corp.	429,578	16,697,697
NextEra Energy, Inc.	1,546,574	129,896,750
NiSource, Inc.	309,813	7,636,890
NRG Energy, Inc.	191,893	8,763,753
OGE Energy Corp.	155,792	5,516,595
PG&E Corp. *	1,169,585	10,725,095
Pinnacle West Capital Corp.	88,041	6,770,353
PPL Corp.	608,973	17,873,358
Public Service Enterprise Group, Inc.	398,652	25,489,809
Sempra Energy	248,750	32,924,550
The AES Corp.	525,848	12,551,992
The Southern Co.	834,208	54,832,492
UGI Corp.	164,151	7,601,833
Vistra Corp.	382,252	7,297,191
WEC Energy Group, Inc.	249,240	23,548,195
Xcel Energy, Inc.	425,124	29,227,275
		797,592,753
Total Common Stock
(Cost $19,118,299,748)		32,986,623,991

Short-Term Investments 0.2% of net assets

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	33,133,390	33,133,390
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)(e)	23,195,370	23,195,370
Total Short-Term Investments
(Cost $56,328,760)		56,328,760

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	230	51,985,750	857,585
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $23,012,528.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/21	Balance of Shares Held at 8/31/21	Dividends Received
The Charles Schwab Corp.	$29,793,042	$17,967,042	($1,800,860)	$296,177	$39,602,549	$85,857,950	1,178,558	$808,345

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$27,869,385,723	$—	$—	$27,869,385,723
Software & Services	5,109,284,476	—	7,953,792	5,117,238,268
Short-Term Investments[1]	56,328,760	—	—	56,328,760
Futures Contracts[2]	857,585	—	—	857,585
Total	$33,035,856,544	$—	$7,953,792	$33,043,810,336
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value - affiliated (cost $48,949,724)		$85,857,950
Investments in securities, at value - unaffiliated (cost $19,102,483,414) including securities on loan of $23,012,528		32,933,899,431
Collateral invested for securities on loan, at value (cost $23,195,370)		23,195,370
Deposit with broker for futures contracts		3,220,000
Receivables:
Investments sold		10,784,397
Dividends		38,317,782
Fund shares sold		10,965,247
Income from securities on loan	+	24,363
Total assets		33,106,264,540
Liabilities
Collateral held for securities on loan		23,195,370
Payables:
Investments bought		36,078,176
Management fees		798,142
Fund shares redeemed		10,946,058
Variation margin on futures contracts	+	43,086
Total liabilities		71,060,832
Net Assets
Total assets		33,106,264,540
Total liabilities	–	71,060,832
Net assets		$33,035,203,708
Net Assets by Source
Capital received from investors		19,560,035,737
Total distributable earnings		13,475,167,971

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$33,035,203,708		301,800,000		$109.46

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities — affiliated		$808,345
Dividends received from securities — unaffiliated (net of foreign withholding tax of $58,750)		402,279,874
Securities on loan, net	+	461,610
Total investment income		403,549,829
Expenses
Management fees		8,170,277
Total expenses	–	8,170,277
Net investment income		395,379,552
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities — affiliated		(183,246)
Net realized losses on sales of securities — unaffiliated		(174,369,876)
Net realized gains on in-kind redemptions — affiliated		479,423
Net realized gains on in-kind redemptions — unaffiliated		249,224,301
Net realized gains on futures contracts	+	10,140,276
Net realized gains		85,290,878
Net change in unrealized appreciation (depreciation) on securities — affiliated		39,602,549
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		7,179,540,420
Net change in unrealized appreciation (depreciation) on futures contracts	+	(314,633)
Net change in unrealized appreciation (depreciation)	+	7,218,828,336
Net realized and unrealized gains		7,304,119,214
Increase in net assets resulting from operations		$7,699,498,766

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$395,379,552	$395,962,453
Net realized gains		85,290,878	590,271,754
Net change in unrealized appreciation (depreciation)	+	7,218,828,336	3,242,760,704
Increase in net assets resulting from operations		7,699,498,766	4,228,994,911
Distributions to Shareholders
Total distributions		($415,722,485)	($373,490,030)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,050,000	$3,066,699,139	51,250,000	$3,697,606,445
Shares redeemed	+	(6,150,000)	(568,767,235)	(29,450,000)	(2,085,573,441)
Net transactions in fund shares		25,900,000	$2,497,931,904	21,800,000	$1,612,033,004
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		275,900,000	$23,253,495,523	254,100,000	$17,785,957,638
Total increase	+	25,900,000	9,781,708,185	21,800,000	5,467,537,885
End of period		301,800,000	$33,035,203,708	275,900,000	$23,253,495,523

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$120.16	$84.02	$81.69	$65.55	$55.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.73	0.69	0.95	0.68	0.75
Net realized and unrealized gains (losses)	36.43	36.18	2.30	16.17	10.17
Total from investment operations	37.16	36.87	3.25	16.85	10.92
Less distributions:
Distributions from net investment income	(0.62)	(0.73)	(0.92)	(0.71)	(0.62)
Net asset value at end of period	$156.70	$120.16	$84.02	$81.69	$65.55
Total return	31.06%	44.22%	4.09%	25.88%	19.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%	0.05% [2]
Net investment income (loss)	0.55%	0.74%	1.21%	0.93%	1.25%
Portfolio turnover rate[3]	12%	7%	14%	5%	5%
Net assets, end of period (x 1,000)	$16,563,360	$12,785,385	$8,107,853	$6,886,721	$4,470,809

1
Calculated based on the average shares outstanding during the period.
2
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 2.8%
Tesla, Inc. *	638,477	469,740,298

Banks 0.2%
SVB Financial Group *	48,596	27,189,462

Capital Goods 1.8%
Generac Holdings, Inc. *	52,133	22,781,078
Huntington Ingalls Industries, Inc.	33,161	6,770,481
L3Harris Technologies, Inc.	169,638	39,527,350
Nordson Corp.	44,664	10,656,830
Northrop Grumman Corp.	123,915	45,563,546
Roper Technologies, Inc.	87,136	42,111,086
The Boeing Co. *	455,639	100,012,761
TransDigm Group, Inc. *	45,466	27,619,231
Trex Co., Inc. *	95,769	10,511,606
		305,553,969

Commercial & Professional Services 0.7%
Cintas Corp.	73,059	28,914,561
Copart, Inc. *	172,395	24,880,046
CoStar Group, Inc. *	327,594	27,760,316
Verisk Analytics, Inc.	134,320	27,100,403
		108,655,326

Consumer Durables & Apparel 0.5%
Lululemon Athletica, Inc. *	98,118	39,263,880
NVR, Inc. *	2,832	14,669,590
Peloton Interactive, Inc., Class A *	222,636	22,305,901
		76,239,371

Consumer Services 1.2%
Airbnb, Inc., Class A *	121,650	18,854,534
Booking Holdings, Inc. *	34,039	78,278,467
Chegg, Inc. *	117,258	9,758,211
Chipotle Mexican Grill, Inc. *	23,328	44,400,882
Domino's Pizza, Inc.	32,238	16,663,500
Expedia Group, Inc. *	117,350	16,957,075
Norwegian Cruise Line Holdings Ltd. *	305,536	7,895,050
		192,807,719

Diversified Financials 2.0%
BlackRock, Inc.	117,538	110,872,420
Coinbase Global, Inc., Class A *	22,336	5,785,024
Credit Acceptance Corp. *	9,550	5,535,944
FactSet Research Systems, Inc.	31,330	11,912,292
MarketAxess Holdings, Inc.	31,529	15,005,282
Moody's Corp.	133,615	50,876,583
Security	Number of Shares	Value ($)
MSCI, Inc.	68,265	43,319,604
S&P Global, Inc.	199,745	88,650,826
		331,957,975

Energy 0.2%
Cheniere Energy, Inc. *	191,243	16,726,113
Diamondback Energy, Inc.	149,478	11,530,733
		28,256,846

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	366,462	166,919,776
US Foods Holding Corp. *	184,431	6,270,654
		173,190,430

Food, Beverage & Tobacco 0.3%
Beyond Meat, Inc. *	41,156	4,923,904
Monster Beverage Corp. *	307,429	29,995,847
Post Holdings, Inc. *	48,738	5,454,270
The Boston Beer Co., Inc., Class A *	7,669	4,372,940
		44,746,961

Health Care Equipment & Services 7.8%
ABIOMED, Inc. *	37,573	13,675,069
agilon health, Inc. *	39,199	1,371,965
Align Technology, Inc. *	59,643	42,286,887
Boston Scientific Corp. *	1,176,847	53,134,642
Centene Corp. *	482,599	30,394,085
Chemed Corp.	13,119	6,253,827
Cigna Corp.	284,446	60,202,996
Danaher Corp.	526,182	170,567,157
DexCom, Inc. *	80,069	42,390,130
Edwards Lifesciences Corp. *	514,997	60,347,348
Guardant Health, Inc. *	71,305	9,074,987
Haemonetics Corp. *	41,667	2,614,604
HCA Healthcare, Inc.	217,570	55,040,859
Humana, Inc.	106,814	43,304,532
IDEXX Laboratories, Inc. *	70,628	47,586,321
Insulet Corp. *	55,044	16,392,654
Intuitive Surgical, Inc. *	98,153	103,410,075
Masimo Corp. *	41,857	11,365,850
Molina Healthcare, Inc. *	48,527	13,042,602
Penumbra, Inc. *	28,009	7,701,075
Quidel Corp. *	31,861	4,108,476
ResMed, Inc.	120,615	35,042,276
Teladoc Health, Inc. *	109,024	15,745,246
Teleflex, Inc.	38,816	15,350,175
The Cooper Cos., Inc.	40,728	18,356,517
UnitedHealth Group, Inc.	781,979	325,514,398
Veeva Systems, Inc., Class A *	114,392	37,975,856
West Pharmaceutical Services, Inc.	61,121	27,603,466
Zimmer Biomet Holdings, Inc.	172,704	25,983,317
		1,295,837,392

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
The Estee Lauder Cos., Inc., Class A	192,289	65,472,482

Insurance 0.2%
Alleghany Corp. *	11,549	7,815,093
Athene Holding Ltd., Class A *	103,076	6,903,000
Markel Corp. *	11,363	14,433,851
RenaissanceRe Holdings Ltd.	40,898	6,409,943
		35,561,887

Materials 1.6%
Berry Global Group, Inc. *	111,583	7,495,030
Linde plc	431,137	135,631,389
Martin Marietta Materials, Inc.	51,444	19,613,025
Newmont Corp.	663,973	38,503,794
Royal Gold, Inc.	54,761	6,096,542
The Sherwin-Williams Co.	198,238	60,198,934
		267,538,714

Media & Entertainment 16.7%
Alphabet, Inc., Class A *	249,108	720,906,097
Alphabet, Inc., Class C *	235,860	686,173,346
Altice USA, Inc., Class A *	189,804	5,208,222
Bumble, Inc., Class A *	43,627	2,377,672
Cable One, Inc.	4,488	9,422,960
Charter Communications, Inc., Class A *	114,211	93,271,555
Facebook, Inc., Class A *	1,984,962	753,054,884
Fox Corp., Class A	271,511	10,165,372
Fox Corp., Class B	125,522	4,346,827
Liberty Broadband Corp., Class A *	19,317	3,588,519
Liberty Broadband Corp., Class C *	132,748	25,397,347
Liberty Media Corp. - Liberty SiriusXM, Class A *	66,756	3,304,422
Liberty Media Corp. - Liberty SiriusXM, Class C *	140,847	6,950,799
Live Nation Entertainment, Inc. *	119,363	10,348,772
Match Group, Inc. *	224,114	30,802,228
Netflix, Inc. *	367,191	209,001,445
Pinterest, Inc., Class A *	453,687	25,211,387
Playtika Holding Corp. *	57,842	1,526,450
Roku, Inc. *	95,472	33,644,333
Snap, Inc., Class A *	777,235	59,155,356
Take-Two Interactive Software, Inc. *	96,123	15,496,950
Twitter, Inc. *	661,438	42,662,751
Zillow Group, Inc., Class A *	30,357	2,902,129
Zillow Group, Inc., Class C *	132,936	12,731,281
		2,767,651,104

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Alnylam Pharmaceuticals, Inc. *	97,542	19,647,885
Avantor, Inc. *	429,602	16,943,503
Bio-Rad Laboratories, Inc., Class A *	17,832	14,351,550
Bio-Techne Corp.	32,305	16,124,718
BioMarin Pharmaceutical, Inc. *	150,994	12,715,205
Bluebird Bio, Inc. *	55,200	1,010,160
Charles River Laboratories International, Inc. *	41,686	18,502,748
Exact Sciences Corp. *	142,410	14,864,756
Exelixis, Inc. *	257,610	4,938,384
Horizon Therapeutics plc *	185,957	20,100,092
Illumina, Inc. *	120,896	55,268,815
Incyte Corp. *	154,619	11,826,807
Ionis Pharmaceuticals, Inc. *	116,473	4,630,966
Security	Number of Shares	Value ($)
IQVIA Holdings, Inc. *	158,700	41,219,151
Mettler-Toledo International, Inc. *	19,273	29,927,693
Neurocrine Biosciences, Inc. *	78,568	7,479,674
Regeneron Pharmaceuticals, Inc. *	86,691	58,377,719
Sarepta Therapeutics, Inc. *	66,589	5,201,933
Seagen, Inc. *	105,347	17,656,157
Syneos Health, Inc. *	83,748	7,770,139
Thermo Fisher Scientific, Inc.	325,791	180,797,715
Vertex Pharmaceuticals, Inc. *	214,354	42,932,963
Zoetis, Inc.	393,478	80,489,860
		682,778,593

Real Estate 1.5%
American Tower Corp.	376,825	110,096,960
CBRE Group, Inc., Class A *	277,859	26,757,822
CyrusOne, Inc.	101,122	7,784,372
Equinix, Inc.	74,191	62,576,399
Opendoor Technologies, Inc. *(a)	281,102	4,983,938
SBA Communications Corp.	90,524	32,495,400
		244,694,891

Retailing 10.5%
Amazon.com, Inc. *	355,113	1,232,522,649
AutoZone, Inc. *	17,897	27,725,138
Carvana Co. *	53,756	17,635,193
Dollar General Corp.	195,625	43,606,769
Dollar Tree, Inc. *	192,292	17,410,118
DoorDash, Inc., Class A *	29,196	5,588,115
Etsy, Inc. *	105,412	22,796,399
O'Reilly Automotive, Inc. *	57,754	34,310,496
Pool Corp.	33,206	16,413,726
The Home Depot, Inc.	880,863	287,319,893
Ulta Beauty, Inc. *	45,449	17,602,852
Wayfair, Inc., Class A *	61,177	17,175,443
		1,740,106,791

Semiconductors & Semiconductor Equipment 5.1%
Broadcom, Inc.	338,382	168,246,914
Enphase Energy, Inc. *	112,616	19,564,778
Lam Research Corp.	118,122	71,442,548
Monolithic Power Systems, Inc.	35,663	17,650,689
NVIDIA Corp.	2,064,765	462,197,645
NXP Semiconductor N.V.	228,487	49,154,408
ON Semiconductor Corp. *	352,839	15,651,938
Qorvo, Inc. *	93,366	17,555,609
SolarEdge Technologies, Inc. *	42,922	12,437,937
Universal Display Corp.	35,458	7,396,184
		841,298,650

Software & Services 27.8%
Adobe, Inc. *	396,046	262,855,730
Affirm Holdings, Inc. *	41,590	4,006,781
Alteryx, Inc., Class A *	48,636	3,597,605
Anaplan, Inc. *	119,430	7,163,411
ANSYS, Inc. *	72,257	26,399,818
Aspen Technology, Inc. *	56,546	7,322,707
Autodesk, Inc. *	182,260	56,517,003
Avalara, Inc. *	71,124	12,780,983
Bill.com Holdings, Inc. *	51,529	14,139,042
Black Knight, Inc. *	130,194	9,851,780
C3.ai, Inc., Class A *(a)	13,651	703,573
Cadence Design Systems, Inc. *	230,551	37,690,477
Coupa Software, Inc. *	60,949	14,920,925
Crowdstrike Holdings, Inc., Class A *	164,933	46,346,173

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Datadog, Inc., Class A *	180,539	24,878,274
DocuSign, Inc. *	161,124	47,731,374
Dynatrace, Inc. *	152,612	10,489,023
Elastic N.V. *	52,439	8,366,642
EPAM Systems, Inc. *	46,765	29,593,360
Fair Isaac Corp. *	23,913	10,993,763
Fiserv, Inc. *	493,987	58,186,729
Five9, Inc. *	55,426	8,770,056
FleetCor Technologies, Inc. *	68,941	18,150,786
Fortinet, Inc. *	112,300	35,390,222
Gartner, Inc. *	71,370	22,034,774
Global Payments, Inc.	244,493	39,764,342
GoDaddy, Inc., Class A *	138,555	10,157,467
HubSpot, Inc. *	36,411	24,922,237
Intuit, Inc.	226,539	128,245,993
Jack Henry & Associates, Inc.	61,337	10,818,620
Mastercard, Inc., Class A	724,847	250,963,777
Microsoft Corp.	6,239,579	1,883,604,109
MongoDB, Inc. *	44,302	17,358,853
Okta, Inc. *	103,594	27,307,378
Palantir Technologies, Inc., Class A *	372,894	9,822,028
Palo Alto Networks, Inc. *	80,804	37,253,876
Paycom Software, Inc. *	40,709	19,902,630
PayPal Holdings, Inc. *	973,274	280,945,273
Pegasystems, Inc.	32,882	4,525,550
Proofpoint, Inc. *(b)	47,394	8,341,344
PTC, Inc. *	87,146	11,473,642
RingCentral, Inc., Class A *	66,968	16,893,348
salesforce.com, Inc. *	800,285	212,291,602
ServiceNow, Inc. *	163,675	105,347,777
Snowflake, Inc., Class A *	51,384	15,638,720
Splunk, Inc. *	135,953	20,783,135
Square, Inc., Class A *	324,920	87,101,304
SS&C Technologies Holdings, Inc.	184,906	13,989,988
Synopsys, Inc. *	126,397	41,994,139
The Trade Desk, Inc., Class A *	357,286	28,600,744
Twilio, Inc., Class A *	134,458	47,996,128
Tyler Technologies, Inc. *	33,795	16,414,231
Visa, Inc., Class A	1,401,721	321,134,281
VMware, Inc., Class A *(a)	67,260	10,012,996
WEX, Inc. *	36,928	6,778,873
Workday, Inc., Class A *	156,572	42,769,208
Zendesk, Inc. *	98,568	12,183,005
Zoom Video Communications, Inc., Class A *	176,486	51,092,697
Zscaler, Inc. *	62,125	17,291,872
		4,612,602,178

Technology Hardware & Equipment 12.5%
Apple Inc.	12,995,569	1,973,117,241
Arista Networks, Inc. *	45,479	16,805,855
Ciena Corp. *	128,251	7,326,980
Security	Number of Shares	Value ($)
Dell Technologies, Inc., Class C *	207,549	20,227,725
IPG Photonics Corp. *	29,758	5,079,095
Teledyne Technologies, Inc. *	38,524	17,851,251
Ubiquiti, Inc.	6,133	1,995,433
Zebra Technologies Corp., Class A *	44,427	26,086,202
		2,068,489,782

Telecommunication Services 0.4%
T-Mobile US, Inc. *	486,079	66,602,545

Transportation 0.6%
AMERCO	7,529	4,977,798
GXO Logistics, Inc. *	84,499	6,911,173
Lyft, Inc., Class A *	213,170	10,149,024
Old Dominion Freight Line, Inc.	78,897	22,779,142
Uber Technologies, Inc. *	1,224,765	47,937,302
XPO Logistics, Inc. *	84,538	7,347,198
		100,101,637
Total Common Stock
(Cost $8,617,658,675)		16,547,075,003

Short-Term Investments 0.1% of net assets

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	10,640,371	10,640,371
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	13,524,600	13,524,600
Total Short-Term Investments
(Cost $24,164,971)		24,164,971

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 09/17/21	163	23,832,230	607,188
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,229,430.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of August 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,934,472,825	$—	$—	$11,934,472,825
Software & Services	4,604,260,834	—	8,341,344	4,612,602,178
Short-Term Investments[1]	24,164,971	—	—	24,164,971
Futures Contracts[2]	607,188	—	—	607,188
Total	$16,563,505,818	$—	$8,341,344	$16,571,847,162
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value - unaffiliated (cost $8,628,299,046) including securities on loan of $13,229,430		$16,557,715,374
Collateral invested for securities on loan, at value (cost $13,524,600)		13,524,600
Deposit with broker for futures contracts		720,000
Receivables:
Fund shares sold		7,835,080
Dividends		5,427,012
Income from securities on loan	+	19,313
Total assets		16,585,241,379
Liabilities
Collateral held for securities on loan		13,524,600
Payables:
Investments bought		7,785,145
Management fees		528,805
Variation margin on futures contracts	+	42,795
Total liabilities		21,881,345
Net Assets
Total assets		16,585,241,379
Total liabilities	–	21,881,345
Net assets		$16,563,360,034
Net Assets by Source
Capital received from investors		8,884,860,645
Total distributable earnings		7,678,499,389

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,563,360,034		105,700,000		$156.70

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities — unaffiliated (net of foreign withholding tax of $51,186)		$81,924,267
Securities on loan, net	+	155,022
Total investment income		82,079,289
Expenses
Management fees		5,525,405
Total expenses	–	5,525,405
Net investment income		76,553,884
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities — unaffiliated		(48,118,765)
Net realized gains on in-kind redemptions — unaffiliated		1,330,542,454
Net realized gains on futures contracts	+	1,628,605
Net realized gains		1,284,052,294
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		2,467,170,646
Net change in unrealized appreciation (depreciation) on futures contracts	+	(299,084)
Net change in unrealized appreciation (depreciation)	+	2,466,871,562
Net realized and unrealized gains		3,750,923,856
Increase in net assets resulting from operations		$3,827,477,740

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$76,553,884	$69,665,773
Net realized gains		1,284,052,294	348,279,092
Net change in unrealized appreciation (depreciation)	+	2,466,871,562	3,354,382,618
Increase in net assets resulting from operations		3,827,477,740	3,772,327,483
Distributions to Shareholders
Total distributions		($64,681,390)	($73,115,600)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,700,000	$2,780,390,040	26,950,000	$2,466,914,690
Shares redeemed	+	(23,400,000)	(2,765,211,293)	(17,050,000)	(1,488,595,100)
Net transactions in fund shares		(700,000)	$15,178,747	9,900,000	$978,319,590
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		106,400,000	$12,785,384,937	96,500,000	$8,107,853,464
Total increase (decrease)	+	(700,000)	3,777,975,097	9,900,000	4,677,531,473
End of period		105,700,000	$16,563,360,034	106,400,000	$12,785,384,937

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$53.91	$55.14	$56.37	$50.65	$46.01
Income (loss) from investment operations:
Net investment income (loss)[1]	1.39	1.93	1.84	1.47	1.36
Net realized and unrealized gains (losses)	17.05	(1.36)	(1.48)	5.63	4.56
Total from investment operations	18.44	0.57	0.36	7.10	5.92
Less distributions:
Distributions from net investment income	(1.67)	(1.80)	(1.59)	(1.38)	(1.28)
Net asset value at end of period	$70.68	$53.91	$55.14	$56.37	$50.65
Total return	34.95%	1.21%	0.70%	14.20%	13.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%	0.05% [2]
Net investment income (loss)	2.22%	3.59%	3.38%	2.72%	2.79%
Portfolio turnover rate[3]	23%	19%	7%	8%	7%
Net assets, end of period (x 1,000)	$9,926,875	$6,846,889	$5,976,674	$4,692,419	$3,532,689

1
Calculated based on the average shares outstanding during the period.
2
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Aptiv plc *	122,408	18,629,274
Autoliv, Inc.	35,778	3,162,417
BorgWarner, Inc.	108,776	4,642,560
Ford Motor Co. *	1,777,213	23,157,085
General Motors Co. *	577,900	28,322,879
Gentex Corp.	108,514	3,342,231
Harley-Davidson, Inc.	69,634	2,752,632
Lear Corp.	24,890	3,980,907
Luminar Technologies, Inc. *(a)	90,747	1,577,183
QuantumScape Corp. *(a)	78,162	1,719,564
		91,286,732

Banks 7.3%
Bank of America Corp.	3,416,089	142,621,716
BOK Financial Corp.	13,631	1,200,210
Citigroup, Inc.	936,325	67,331,131
Citizens Financial Group, Inc.	193,019	8,452,302
Comerica, Inc.	63,365	4,683,307
Commerce Bancshares, Inc.	47,500	3,359,200
Cullen/Frost Bankers, Inc.	25,659	2,930,771
East West Bancorp, Inc.	63,928	4,688,480
Fifth Third Bancorp	319,347	12,409,824
First Republic Bank	79,769	15,869,245
Huntington Bancshares, Inc.	669,232	10,393,173
JPMorgan Chase & Co.	1,371,262	219,333,357
KeyCorp	439,220	8,924,950
M&T Bank Corp.	58,288	8,160,903
New York Community Bancorp, Inc.	210,105	2,630,515
People's United Financial, Inc.	193,916	3,186,040
Regions Financial Corp.	435,702	8,901,392
Signature Bank	26,144	6,779,924
The PNC Financial Services Group, Inc.	192,357	36,759,423
Truist Financial Corp.	609,274	34,765,174
U.S. Bancorp	613,837	35,228,105
Wells Fargo & Co.	1,872,515	85,573,935
Zions Bancorp NA	74,235	4,298,206
		728,481,283

Capital Goods 8.9%
3M Co.	262,641	51,146,708
A.O. Smith Corp.	61,121	4,444,719
Acuity Brands, Inc.	16,252	2,998,982
AGCO Corp.	28,124	3,870,425
Allegion plc	40,834	5,879,688
Allison Transmission Holdings, Inc.	49,749	1,839,718
AMETEK, Inc.	104,662	14,230,892
Carlisle Cos., Inc.	23,714	4,997,488
Carrier Global Corp.	369,913	21,306,989
Caterpillar, Inc.	248,154	52,328,234
Cummins, Inc.	66,197	15,621,168
Deere & Co.	141,316	53,421,687
Donaldson Co., Inc.	57,463	3,893,118
Security	Number of Shares	Value ($)
Dover Corp.	65,213	11,370,539
Eaton Corp. plc	180,576	30,401,775
Emerson Electric Co.	271,788	28,673,634
Fastenal Co.	260,186	14,531,388
Fortive Corp.	153,330	11,326,487
Fortune Brands Home & Security, Inc.	62,853	6,119,997
General Dynamics Corp.	103,589	20,749,913
General Electric Co.	497,077	52,396,887
Graco, Inc.	76,627	6,009,089
HEICO Corp.	19,132	2,426,320
HEICO Corp., Class A	33,264	3,800,079
Honeywell International, Inc.	314,582	72,954,712
Howmet Aerospace, Inc.	177,208	5,626,354
Hubbell, Inc.	24,623	5,075,047
IDEX Corp.	34,378	7,700,672
Illinois Tool Works, Inc.	130,154	30,307,660
Ingersoll Rand, Inc. *	175,749	9,318,212
Johnson Controls International plc	324,408	24,265,718
Lennox International, Inc.	15,517	5,200,988
Lincoln Electric Holdings, Inc.	26,779	3,738,616
Lockheed Martin Corp.	110,859	39,887,068
Masco Corp.	115,178	6,993,608
Nikola Corp. *(a)	65,052	678,492
Otis Worldwide Corp.	182,696	16,848,225
Owens Corning	47,103	4,500,692
PACCAR, Inc.	157,217	12,871,356
Parker-Hannifin Corp.	58,413	17,329,385
Pentair plc	74,971	5,784,762
Quanta Services, Inc.	63,165	6,449,147
Raytheon Technologies Corp.	686,389	58,178,332
Rockwell Automation, Inc.	52,565	17,107,279
Sensata Technologies Holding plc *	71,506	4,231,725
Snap-on, Inc.	24,401	5,489,005
Stanley Black & Decker, Inc.	73,124	14,132,675
Textron, Inc.	101,942	7,408,125
The Middleby Corp. *	25,189	4,608,076
The Toro Co.	48,677	5,351,549
Trane Technologies plc	108,236	21,484,846
United Rentals, Inc. *	32,821	11,574,326
W.W. Grainger, Inc.	19,880	8,621,956
Watsco, Inc.	14,842	4,132,310
Westinghouse Air Brake Technologies Corp.	80,672	7,243,539
Woodward, Inc.	26,466	3,200,798
Xylem, Inc.	81,651	11,129,848
		883,211,027

Commercial & Professional Services 1.3%
ADT, Inc.	68,422	585,692
Booz Allen Hamilton Holding Corp.	61,473	5,035,253
Clarivate plc *	119,637	3,013,656
Dun & Bradstreet Holdings, Inc. *	62,275	1,141,501
Equifax, Inc.	55,146	15,014,050
IAA, Inc. *	61,051	3,243,029
IHS Markit Ltd.	169,638	20,458,343
Jacobs Engineering Group, Inc.	58,989	7,961,155
Leidos Holdings, Inc.	60,006	5,887,189
ManpowerGroup, Inc.	24,478	2,972,119

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Nielsen Holdings plc	162,132	3,479,353
Republic Services, Inc.	95,319	11,831,947
Robert Half International, Inc.	51,119	5,285,705
Rollins, Inc.	99,941	3,889,704
Stericycle, Inc. *	41,699	2,902,250
TransUnion	86,662	10,532,033
Waste Management, Inc.	176,024	27,303,083
		130,536,062

Consumer Durables & Apparel 2.0%
D.R. Horton, Inc.	148,512	14,200,717
Garmin Ltd.	67,972	11,856,356
Hanesbrands, Inc.	158,182	2,954,840
Hasbro, Inc.	57,654	5,667,965
Leggett & Platt, Inc.	60,162	2,911,239
Lennar Corp., Class A	124,837	13,396,259
Lennar Corp., Class B	6,885	602,575
Mohawk Industries, Inc. *	26,572	5,254,879
Newell Brands, Inc.	171,320	4,353,241
NIKE, Inc., Class B	577,537	95,143,445
Polaris, Inc.	26,152	3,131,964
PulteGroup, Inc.	119,329	6,427,060
Tapestry, Inc. *	126,627	5,105,601
Toll Brothers, Inc.	50,629	3,243,294
Under Armour, Inc., Class A *	86,538	2,002,489
Under Armour, Inc., Class C *	88,055	1,766,383
VF Corp.	145,571	11,131,814
Whirlpool Corp.	28,405	6,292,560
		195,442,681

Consumer Services 2.7%
Aramark	115,895	4,031,987
Bright Horizons Family Solutions, Inc. *	27,729	4,041,779
Carnival Corp. *	362,574	8,752,536
Darden Restaurants, Inc.	59,329	8,937,914
DraftKings, Inc., Class A *	147,226	8,729,030
Hilton Worldwide Holdings, Inc. *	126,066	15,740,601
Las Vegas Sands Corp. *	149,310	6,660,719
Marriott International, Inc., Class A *	120,903	16,338,831
McDonald's Corp.	337,962	80,252,457
MGM Resorts International	184,856	7,878,563
Royal Caribbean Cruises Ltd. *	98,861	8,178,771
Service Corp. International	76,099	4,775,973
Starbucks Corp.	533,803	62,716,514
Terminix Global Holdings, Inc. *	58,383	2,430,484
Vail Resorts, Inc. *	18,173	5,540,039
Wyndham Hotels & Resorts, Inc.	42,402	3,082,625
Wynn Resorts Ltd. *	47,460	4,826,207
Yum! Brands, Inc.	134,918	17,678,306
		270,593,336

Diversified Financials 8.3%
AGNC Investment Corp.	238,792	3,894,697
Ally Financial, Inc.	167,256	8,847,842
American Express Co.	294,784	48,922,353
Ameriprise Financial, Inc.	52,409	14,302,940
Annaly Capital Management, Inc.	632,481	5,496,260
Apollo Global Management, Inc.	96,010	5,739,478
Berkshire Hathaway, Inc., Class B *	858,610	245,364,980
Blackstone, Inc.	310,128	38,992,393
Capital One Financial Corp.	204,598	33,957,130
Cboe Global Markets, Inc.	48,479	6,115,626
CME Group, Inc.	162,587	32,797,050
Discover Financial Services	138,081	17,704,746
Equitable Holdings, Inc.	173,577	5,382,623
Security	Number of Shares	Value ($)
Franklin Resources, Inc.	123,062	3,992,131
Intercontinental Exchange, Inc.	255,101	30,492,223
Invesco Ltd.	172,037	4,355,977
Jefferies Financial Group, Inc.	90,641	3,350,091
KKR & Co., Inc.	263,509	16,940,994
Morgan Stanley	674,317	70,418,924
Morningstar, Inc.	9,757	2,614,778
Nasdaq, Inc.	52,145	10,208,948
Northern Trust Corp.	94,428	11,191,607
Raymond James Financial, Inc.	55,489	7,762,911
Santander Consumer USA Holdings, Inc.	31,868	1,329,852
SEI Investments Co.	53,994	3,391,363
Starwood Property Trust, Inc.	130,254	3,360,553
State Street Corp.	157,541	14,637,134
Synchrony Financial	245,196	12,198,501
T. Rowe Price Group, Inc.	102,697	22,990,777
The Bank of New York Mellon Corp.	365,186	20,165,571
The Carlyle Group, Inc.	53,412	2,637,485
The Charles Schwab Corp. (b)	678,201	49,406,943
The Goldman Sachs Group, Inc.	154,123	63,731,402
Voya Financial, Inc.	54,384	3,533,872
		826,230,155

Energy 4.3%
APA Corp.	169,877	3,309,204
Baker Hughes Co.	329,856	7,514,120
Cabot Oil & Gas Corp.	180,708	2,871,450
Chevron Corp.	875,822	84,753,295
ConocoPhillips	611,776	33,971,921
Continental Resources, Inc.	28,509	1,119,834
Devon Energy Corp.	270,251	7,985,917
DTE Midstream LLC *	43,622	2,027,114
EOG Resources, Inc.	264,122	17,833,518
Exxon Mobil Corp.	1,918,241	104,582,499
Halliburton Co.	401,756	8,027,085
Hess Corp.	123,997	8,524,794
HollyFrontier Corp.	68,079	2,200,994
Kinder Morgan, Inc.	881,926	14,348,936
Marathon Oil Corp.	358,357	4,210,695
Marathon Petroleum Corp.	288,504	17,099,632
NOV, Inc. *	177,532	2,338,096
Occidental Petroleum Corp.	379,426	9,747,454
ONEOK, Inc.	202,121	10,615,395
Phillips 66	198,207	14,090,536
Pioneer Natural Resources Co.	104,967	15,710,411
Schlumberger N.V.	632,731	17,741,777
Targa Resources Corp.	103,896	4,563,112
Texas Pacific Land Corp.	3,499	4,757,730
The Williams Cos., Inc.	550,357	13,588,314
Valero Energy Corp.	185,101	12,274,047
		425,807,880

Food & Staples Retailing 1.4%
Sysco Corp.	231,569	18,444,471
The Kroger Co.	342,800	15,779,084
Walgreens Boots Alliance, Inc.	324,923	16,489,842
Walmart, Inc.	621,993	92,117,163
		142,830,560

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	838,523	42,119,010
Archer-Daniels-Midland Co.	253,160	15,189,600
Brown-Forman Corp., Class A	25,360	1,678,832
Brown-Forman Corp., Class B	82,667	5,804,877
Bunge Ltd.	64,179	4,858,992

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Campbell Soup Co.	92,017	3,839,869
Conagra Brands, Inc.	216,634	7,174,918
Constellation Brands, Inc., Class A	76,493	16,150,732
General Mills, Inc.	276,033	15,957,468
Hormel Foods Corp.	127,702	5,815,549
Ingredion, Inc.	30,358	2,667,254
Kellogg Co.	114,458	7,226,878
Keurig Dr Pepper, Inc.	263,330	9,392,981
Lamb Weston Holdings, Inc.	66,446	4,328,957
McCormick & Co., Inc. Non-Voting Shares	112,829	9,736,014
Molson Coors Beverage Co., Class B	85,386	4,058,397
Mondelez International, Inc., Class A	636,510	39,508,176
PepsiCo, Inc.	625,837	97,874,648
Philip Morris International, Inc.	705,932	72,710,996
The Coca-Cola Co.	1,757,721	98,977,270
The Hershey Co.	66,414	11,801,768
The J.M. Smucker Co.	49,609	6,135,145
The Kraft Heinz Co.	293,659	10,568,787
Tyson Foods, Inc., Class A	133,433	10,477,159
		504,054,277

Health Care Equipment & Services 4.8%
Abbott Laboratories	804,805	101,703,208
AmerisourceBergen Corp.	67,013	8,189,659
Anthem, Inc.	110,912	41,606,418
Baxter International, Inc.	227,674	17,353,312
Becton Dickinson & Co.	131,709	33,151,155
Cardinal Health, Inc.	131,659	6,910,781
Cerner Corp.	136,126	10,393,220
CVS Health Corp.	596,341	51,517,899
DaVita, Inc. *	31,867	4,167,248
Dentsply Sirona, Inc.	99,144	6,117,185
Encompass Health Corp.	45,071	3,535,820
Henry Schein, Inc. *	63,829	4,824,834
Hill-Rom Holdings, Inc.	30,242	4,402,630
Hologic, Inc. *	116,272	9,202,929
Laboratory Corp. of America Holdings *	44,260	13,427,599
McKesson Corp.	71,626	14,621,732
Medtronic plc	609,339	81,334,570
Quest Diagnostics, Inc.	59,218	9,050,287
STERIS plc	44,086	9,478,931
Stryker Corp.	148,522	41,155,446
Universal Health Services, Inc., Class B	35,119	5,470,135
		477,614,998

Household & Personal Products 2.3%
Church & Dwight Co., Inc.	111,021	9,288,017
Colgate-Palmolive Co.	383,006	29,855,318
Herbalife Nutrition Ltd. *	39,512	2,028,546
Kimberly-Clark Corp.	153,002	21,085,205
Reynolds Consumer Products, Inc.	24,186	683,980
The Clorox Co.	56,414	9,480,373
The Procter & Gamble Co.	1,109,031	157,914,924
		230,336,363

Insurance 3.6%
Aflac, Inc.	286,156	16,219,322
American Financial Group, Inc.	31,352	4,324,695
American International Group, Inc.	388,447	21,193,668
Aon plc, Class A	102,258	29,333,730
Arch Capital Group Ltd. *	183,023	7,522,245
Arthur J. Gallagher & Co.	92,867	13,337,558
Assurant, Inc.	27,479	4,674,453
Brown & Brown, Inc.	105,963	6,151,152
Chubb Ltd.	203,824	37,487,310
Security	Number of Shares	Value ($)
Cincinnati Financial Corp.	67,659	8,349,121
CNA Financial Corp.	12,462	552,690
Erie Indemnity Co., Class A	11,301	2,001,294
Everest Re Group Ltd.	18,140	4,805,286
Fidelity National Financial, Inc.	131,108	6,402,004
Globe Life, Inc.	42,985	4,129,569
Lincoln National Corp.	81,141	5,570,330
Loews Corp.	101,570	5,674,716
Marsh & McLennan Cos., Inc.	230,256	36,196,243
MetLife, Inc.	336,787	20,880,794
Old Republic International Corp.	128,345	3,336,970
Principal Financial Group, Inc.	114,764	7,667,383
Prudential Financial, Inc.	178,761	18,927,215
Reinsurance Group of America, Inc.	30,718	3,557,759
The Allstate Corp.	135,500	18,330,440
The Hartford Financial Services Group, Inc.	161,870	10,880,901
The Progressive Corp.	265,234	25,552,643
The Travelers Cos., Inc.	113,838	18,181,067
W.R. Berkley Corp.	63,550	4,785,950
Willis Towers Watson plc	58,436	12,897,994
		358,924,502

Materials 3.5%
Air Products and Chemicals, Inc.	100,275	27,025,115
Albemarle Corp.	52,910	12,525,913
Amcor plc	696,315	8,947,648
AptarGroup, Inc.	29,742	4,009,222
Ashland Global Holdings, Inc.	24,933	2,271,646
Avery Dennison Corp.	37,634	8,482,327
Axalta Coating Systems Ltd. *	94,125	2,874,578
Ball Corp.	148,833	14,282,015
Celanese Corp.	50,882	8,069,885
CF Industries Holdings, Inc.	97,108	4,410,645
Corteva, Inc.	333,816	14,677,890
Crown Holdings, Inc.	61,165	6,715,305
Dow, Inc.	338,045	21,263,031
DuPont de Nemours, Inc.	240,898	17,831,270
Eastman Chemical Co.	61,988	7,014,562
Ecolab, Inc.	112,770	25,413,847
FMC Corp.	58,096	5,439,528
Freeport-McMoRan, Inc.	663,178	24,133,047
Huntsman Corp.	89,896	2,375,951
International Flavors & Fragrances, Inc.	112,742	17,080,413
International Paper Co.	177,144	10,644,583
LyondellBasell Industries N.V., Class A	116,743	11,715,160
NewMarket Corp.	3,379	1,181,738
Nucor Corp.	135,527	15,932,554
Packaging Corp. of America	42,940	6,513,998
PPG Industries, Inc.	107,340	17,126,097
Reliance Steel & Aluminum Co.	28,692	4,304,948
RPM International, Inc.	58,840	4,841,944
Sealed Air Corp.	69,155	4,220,530
Sonoco Products Co.	45,818	2,991,915
Steel Dynamics, Inc.	90,839	6,130,724
The Mosaic Co.	156,607	5,039,613
The Scotts Miracle-Gro Co.	18,490	2,899,787
Vulcan Materials Co.	60,194	11,191,870
Westlake Chemical Corp.	15,597	1,362,398
Westrock Co.	120,600	6,276,024
		347,217,721

Media & Entertainment 3.9%
Activision Blizzard, Inc.	352,035	28,997,123
Comcast Corp., Class A	2,076,854	126,023,501
Discovery, Inc., Class A *(a)	76,479	2,205,654
Discovery, Inc., Class C *	135,198	3,730,113

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
DISH Network Corp., Class A *	112,776	4,915,906
Electronic Arts, Inc.	129,540	18,810,503
IAC/InterActiveCorp *	37,827	4,995,055
Liberty Media Corp. - Liberty Formula One, Class A *	11,655	532,517
Liberty Media Corp. - Liberty Formula One, Class C *	91,907	4,644,980
News Corp., Class A	176,128	3,957,596
News Corp., Class B	55,325	1,218,810
Omnicom Group, Inc.	97,635	7,148,835
Sirius XM Holdings, Inc. (a)	519,533	3,257,472
Skillz, Inc. *(a)	114,366	1,346,088
The Interpublic Group of Cos., Inc.	178,489	6,645,146
The Walt Disney Co. *	823,028	149,214,976
ViacomCBS, Inc., Class A	4,056	186,495
ViacomCBS, Inc., Class B	273,518	11,337,321
Zynga, Inc., Class A *	459,197	4,063,893
		383,231,984

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	799,981	96,621,705
Agilent Technologies, Inc.	137,401	24,109,753
Amgen, Inc.	260,240	58,691,927
Biogen, Inc. *	68,257	23,132,980
Bristol-Myers Squibb Co.	1,011,809	67,649,550
Catalent, Inc. *	77,204	10,070,490
Elanco Animal Health, Inc. *	214,310	7,153,668
Eli Lilly & Co.	360,571	93,131,884
Gilead Sciences, Inc.	568,247	41,357,017
Jazz Pharmaceuticals plc *	27,062	3,564,336
Johnson & Johnson	1,192,859	206,519,679
Merck & Co., Inc.	1,146,863	87,494,178
Moderna, Inc. *	138,247	52,076,262
Novavax, Inc. *	30,939	7,380,189
Organon & Co.	114,988	3,896,943
PerkinElmer, Inc.	50,804	9,388,579
Perrigo Co., plc	60,294	2,469,039
Pfizer, Inc.	2,535,586	116,814,447
PPD, Inc. *	49,412	2,288,270
Royalty Pharma plc, Class A	39,209	1,515,428
Viatris, Inc.	547,720	8,013,144
Waters Corp. *	27,965	11,578,069
		934,917,537

Real Estate 4.5%
Alexandria Real Estate Equities, Inc.	62,165	12,828,991
American Campus Communities, Inc.	62,461	3,176,142
American Homes 4 Rent, Class A	124,238	5,210,542
Americold Realty Trust	114,763	4,216,393
Apartment Income REIT Corp.	71,229	3,619,858
Apartment Investment & Management Co., Class A	66,948	480,687
AvalonBay Communities, Inc.	63,251	14,521,165
Boston Properties, Inc.	64,064	7,238,591
Camden Property Trust	44,025	6,605,511
Crown Castle International Corp.	195,753	38,111,152
CubeSmart	91,465	4,893,377
Digital Realty Trust, Inc.	127,435	20,887,871
Douglas Emmett, Inc.	74,718	2,466,441
Duke Realty Corp.	169,113	8,880,124
Equity LifeStyle Properties, Inc.	76,398	6,499,178
Equity Residential	155,823	13,100,040
Essex Property Trust, Inc.	29,478	9,749,554
Extra Space Storage, Inc.	60,646	11,335,344
Federal Realty Investment Trust	32,115	3,910,643
Gaming & Leisure Properties, Inc.	99,218	4,891,447
Security	Number of Shares	Value ($)
Healthcare Trust of America, Inc., Class A	99,310	3,012,072
Healthpeak Properties, Inc.	243,889	8,780,004
Host Hotels & Resorts, Inc. *	319,985	5,298,952
Invitation Homes, Inc.	257,426	10,600,803
Iron Mountain, Inc.	130,810	6,246,177
Jones Lang LaSalle, Inc. *	23,270	5,641,346
Kilroy Realty Corp.	47,889	3,143,913
Kimco Realty Corp.	271,882	5,924,309
Lamar Advertising Co., Class A	39,390	4,483,764
Medical Properties Trust, Inc.	267,063	5,469,450
Mid-America Apartment Communities, Inc.	51,909	9,985,734
National Retail Properties, Inc.	79,355	3,778,092
Omega Healthcare Investors, Inc.	107,150	3,592,739
Prologis, Inc.	335,166	45,133,454
Public Storage	68,889	22,293,169
Realty Income Corp.	169,182	12,218,324
Regency Centers Corp.	71,666	4,917,721
Simon Property Group, Inc.	148,693	19,991,774
STORE Capital Corp.	110,504	3,985,879
Sun Communities, Inc.	50,697	10,214,938
UDR, Inc.	134,701	7,276,548
Ventas, Inc.	170,199	9,520,932
VEREIT, Inc.	104,092	5,259,769
VICI Properties, Inc.	243,205	7,517,466
Vornado Realty Trust	70,560	2,955,053
Welltower, Inc.	189,029	16,545,708
Weyerhaeuser Co.	339,395	12,218,220
WP Carey, Inc.	80,777	6,310,299
		444,939,660

Retailing 2.9%
Advance Auto Parts, Inc.	29,624	6,009,228
Bath & Body Works, Inc.	119,719	8,078,638
Best Buy Co., Inc.	100,925	11,758,772
Burlington Stores, Inc. *	30,188	9,041,004
CarMax, Inc. *	73,901	9,253,144
ContextLogic, Inc., Class A *(a)	34,803	250,930
eBay, Inc.	292,920	22,478,681
Genuine Parts Co.	65,353	7,985,483
LKQ Corp. *	126,286	6,654,009
Lowe's Cos., Inc.	320,200	65,285,578
Ross Stores, Inc.	161,351	19,103,958
Target Corp.	224,102	55,348,712
The Gap, Inc.	94,368	2,522,457
The TJX Cos., Inc.	546,406	39,734,644
Tractor Supply Co.	52,260	10,151,505
Victoria's Secret & Co. *	39,906	2,645,768
Williams-Sonoma, Inc.	34,538	6,448,245
		282,750,756

Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc. *	550,348	60,934,531
Analog Devices, Inc.	243,495	39,677,388
Applied Materials, Inc.	415,706	56,174,352
Entegris, Inc.	61,418	7,378,758
First Solar, Inc. *	38,439	3,613,266
Intel Corp.	1,829,126	98,882,551
KLA Corp.	69,349	23,575,886
Marvell Technology, Inc.	370,747	22,686,009
Microchip Technology, Inc.	123,838	19,487,148
Micron Technology, Inc. *	508,188	37,453,456
QUALCOMM, Inc.	510,946	74,950,669
Skyworks Solutions, Inc.	74,777	13,718,588
Teradyne, Inc.	75,480	9,166,291

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Texas Instruments, Inc.	418,345	79,866,244
Xilinx, Inc.	111,347	17,324,480
		564,889,617

Software & Services 4.2%
Accenture plc, Class A	287,918	96,901,682
Akamai Technologies, Inc. *	73,942	8,373,932
AppLovin Corp., Class A *(a)	11,543	812,627
Automatic Data Processing, Inc.	192,845	40,312,319
Broadridge Financial Solutions, Inc.	52,631	9,064,111
CDK Global, Inc.	55,359	2,302,934
Ceridian HCM Holding, Inc. *	59,657	6,702,464
Citrix Systems, Inc.	56,363	5,798,062
Cognizant Technology Solutions Corp., Class A	238,853	18,226,872
Concentrix Corp. *	18,839	3,266,494
DXC Technology Co. *	115,671	4,247,439
Euronet Worldwide, Inc. *	23,718	3,159,949
Fidelity National Information Services, Inc.	281,009	35,904,520
Genpact Ltd.	78,877	4,092,139
Guidewire Software, Inc. *	38,076	4,510,483
International Business Machines Corp.	404,699	56,795,458
NortonLifeLock, Inc.	263,329	6,994,018
Nuance Communications, Inc. *	129,096	7,106,735
Oracle Corp.	822,853	73,340,888
Paychex, Inc.	145,227	16,624,135
The Western Union Co.	184,498	3,992,537
VeriSign, Inc. *	44,971	9,725,428
		418,255,226

Technology Hardware & Equipment 3.1%
Amphenol Corp., Class A	270,641	20,739,220
Arrow Electronics, Inc. *	33,296	4,036,141
CDW Corp.	63,558	12,750,370
Cisco Systems, Inc.	1,908,735	112,653,540
Cognex Corp.	80,096	7,098,108
Corning, Inc.	351,016	14,037,130
F5 Networks, Inc. *	27,098	5,516,340
Hewlett Packard Enterprise Co.	592,563	9,161,024
HP, Inc.	544,055	16,180,196
Jabil, Inc.	60,720	3,751,282
Juniper Networks, Inc.	148,965	4,317,006
Keysight Technologies, Inc. *	83,493	14,976,974
Motorola Solutions, Inc.	76,866	18,772,214
National Instruments Corp.	59,647	2,494,438
NetApp, Inc.	100,423	8,930,617
Seagate Technology Holdings plc	90,273	7,907,012
TE Connectivity Ltd.	149,497	22,457,439
Trimble, Inc. *	113,808	10,722,990
Western Digital Corp. *	139,157	8,794,722
		305,296,763

Telecommunication Services 2.1%
AT&T, Inc.	3,234,038	88,677,322
Liberty Global plc, Class A *	63,113	1,813,868
Liberty Global plc, Class C *	156,274	4,528,820
Lumen Technologies, Inc.	451,524	5,553,745
Verizon Communications, Inc.	1,875,266	103,139,630
		203,713,385

Transportation 3.0%
Alaska Air Group, Inc. *	56,511	3,240,341
American Airlines Group, Inc. *	291,132	5,805,172
C.H. Robinson Worldwide, Inc.	60,297	5,430,348
Security	Number of Shares	Value ($)
CSX Corp.	1,028,698	33,463,546
Delta Air Lines, Inc. *	290,100	11,731,644
Expeditors International of Washington, Inc.	76,297	9,509,658
FedEx Corp.	110,598	29,384,783
J.B. Hunt Transport Services, Inc.	37,900	6,723,460
Kansas City Southern	41,207	11,565,569
Norfolk Southern Corp.	113,371	28,744,083
Southwest Airlines Co. *	267,941	13,338,103
Union Pacific Corp.	300,918	65,251,059
United Airlines Holdings, Inc. *	145,999	6,790,413
United Parcel Service, Inc., Class B	327,664	64,100,908
		295,079,087

Utilities 4.6%
Alliant Energy Corp.	112,685	6,850,121
Ameren Corp.	115,913	10,167,888
American Electric Power Co., Inc.	226,208	20,261,451
American Water Works Co., Inc.	82,122	14,966,735
Atmos Energy Corp.	59,326	5,784,878
Avangrid, Inc.	31,792	1,737,433
CenterPoint Energy, Inc.	261,711	6,566,329
CMS Energy Corp.	130,502	8,369,093
Consolidated Edison, Inc.	155,289	11,716,555
Dominion Energy, Inc.	365,535	28,453,244
DTE Energy Co.	87,875	10,574,878
Duke Energy Corp.	348,388	36,462,288
Edison International	172,049	9,951,314
Entergy Corp.	90,982	10,063,519
Essential Utilities, Inc.	101,453	5,035,112
Evergy, Inc.	103,343	7,073,828
Eversource Energy	155,521	14,110,420
Exelon Corp.	442,175	21,675,419
FirstEnergy Corp.	246,869	9,595,798
NextEra Energy, Inc.	888,575	74,631,414
NiSource, Inc.	177,473	4,374,710
NRG Energy, Inc.	111,071	5,072,613
OGE Energy Corp.	91,001	3,222,346
PG&E Corp. *	674,560	6,185,715
Pinnacle West Capital Corp.	51,150	3,933,435
PPL Corp.	348,743	10,235,607
Public Service Enterprise Group, Inc.	228,846	14,632,413
Sempra Energy	142,572	18,870,830
The AES Corp.	300,424	7,171,121
The Southern Co.	479,959	31,547,705
UGI Corp.	94,805	4,390,420
Vistra Corp.	219,103	4,182,676
WEC Energy Group, Inc.	143,015	13,512,057
Xcel Energy, Inc.	243,823	16,762,831
		458,142,196
Total Common Stock
(Cost $7,343,094,135)		9,903,783,788

Short-Term Investments 0.1% of net assets

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	2,878,219	2,878,219
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	7,023,045	7,023,045
Total Short-Term Investments
(Cost $9,901,264)		9,901,264

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of August 31, 2021 (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 09/17/21	261	20,895,660	144,060
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,842,129.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/21	Balance of Shares Held at 8/31/21	Dividends Received
The Charles Schwab Corp.	$21,879,658	$13,398,607	($8,627,452)	$59,929	$22,696,201	$49,406,943	678,201	$473,252

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,903,783,788	$—	$—	$9,903,783,788
Short-Term Investments[1]	9,901,264	—	—	9,901,264
Futures Contracts[2]	144,060	—	—	144,060
Total	$9,913,829,112	$—	$—	$9,913,829,112
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value - affiliated (cost $30,983,348)		$49,406,943
Investments in securities, at value - unaffiliated (cost $7,314,989,006) including securities on loan of $6,842,129		9,857,255,064
Collateral invested for securities on loan, at value (cost $7,023,045)		7,023,045
Deposit with broker for futures contracts		1,392,000
Receivables:
Dividends		19,039,262
Fund shares sold		10,601,860
Income from securities on loan	+	3,626
Total assets		9,944,721,800
Liabilities
Collateral held for securities on loan		7,023,045
Payables:
Investments bought		10,490,575
Management fees		322,525
Variation margin on futures contracts	+	10,491
Total liabilities		17,846,636
Net Assets
Total assets		9,944,721,800
Total liabilities	–	17,846,636
Net assets		$9,926,875,164
Net Assets by Source
Capital received from investors		7,815,939,608
Total distributable earnings		2,110,935,556

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,926,875,164		140,450,000		$70.68

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities — affiliated		$473,252
Dividends received from securities — unaffiliated (net of foreign withholding tax of $8,551)		192,287,638
Securities on loan, net	+	198,279
Total investment income		192,959,169
Expenses
Management fees		3,419,864
Total expenses	–	3,419,864
Net investment income		189,539,305
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities — affiliated		(1,026,910)
Net realized losses on sales of securities — unaffiliated		(247,284,895)
Net realized gains on in-kind redemptions — affiliated		1,086,839
Net realized gains on in-kind redemptions — unaffiliated		196,005,075
Net realized gains on futures contracts	+	2,852,454
Net realized losses		(48,367,437)
Net change in unrealized appreciation (depreciation) on securities — affiliated		22,696,201
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		2,337,508,172
Net change in unrealized appreciation (depreciation) on futures contracts	+	(97,032)
Net change in unrealized appreciation (depreciation)	+	2,360,107,341
Net realized and unrealized gains		2,311,739,904
Increase in net assets resulting from operations		$2,501,279,209

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$189,539,305	$232,152,597
Net realized losses		(48,367,437)	(26,080,614)
Net change in unrealized appreciation (depreciation)	+	2,360,107,341	(166,346,101)
Increase in net assets resulting from operations		2,501,279,209	39,725,882
Distributions to Shareholders
Total distributions		($222,245,635)	($214,669,300)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,200,000	$1,476,614,672	36,350,000	$1,946,459,147
Shares redeemed	+	(10,750,000)	(675,662,402)	(17,750,000)	(901,300,371)
Net transactions in fund shares		13,450,000	$800,952,270	18,600,000	$1,045,158,776
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		127,000,000	$6,846,889,320	108,400,000	$5,976,673,962
Total increase	+	13,450,000	3,079,985,844	18,600,000	870,215,358
End of period		140,450,000	$9,926,875,164	127,000,000	$6,846,889,320

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$57.45	$55.72	$58.44	$48.77	$43.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.93	0.87	0.84	0.76	0.71
Net realized and unrealized gains (losses)	22.43	1.76	(2.76)	9.59	5.09
Total from investment operations	23.36	2.63	(1.92)	10.35	5.80
Less distributions:
Distributions from net investment income	(0.80)	(0.90)	(0.80)	(0.68)	(0.70)
Net asset value at end of period	$80.01	$57.45	$55.72	$58.44	$48.77
Total return	40.98%	4.90%	(3.24%)	21.36%	13.38%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04% [2]	0.05%	0.06% [3]
Net investment income (loss)	1.31%	1.61%	1.52%	1.42%	1.54%
Portfolio turnover rate[4]	23%	19%	19%	13%	17%
Net assets, end of period (x 1,000)	$9,985,764	$6,678,167	$6,254,639	$5,358,783	$3,555,096

1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
3
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.2%
Autoliv, Inc.	173,566	15,341,499
BorgWarner, Inc.	527,800	22,526,504
Gentex Corp.	531,719	16,376,945
Harley-Davidson, Inc.	337,593	13,345,051
Lear Corp.	120,387	19,254,697
Luminar Technologies, Inc. *	439,545	7,639,292
QuantumScape Corp. *(a)	377,888	8,313,536
Thor Industries, Inc.	121,631	13,796,604
		116,594,128

Banks 3.7%
Bank OZK	266,148	11,292,660
BOK Financial Corp.	67,564	5,949,010
Comerica, Inc.	307,289	22,711,730
Commerce Bancshares, Inc.	231,980	16,405,626
Cullen/Frost Bankers, Inc.	124,277	14,194,919
East West Bancorp, Inc.	312,150	22,893,081
Essent Group Ltd.	248,165	11,683,608
First Citizens BancShares, Inc., Class A	15,930	14,300,361
First Horizon Corp.	1,215,591	19,923,537
Huntington Bancshares, Inc.	3,247,659	50,436,144
MGIC Investment Corp.	746,430	11,397,986
New York Community Bancorp, Inc.	1,022,556	12,802,401
People's United Financial, Inc.	941,210	15,464,080
Pinnacle Financial Partners, Inc.	167,876	16,270,542
Popular, Inc.	177,363	13,468,946
Prosperity Bancshares, Inc.	204,205	14,269,845
Radian Group, Inc.	421,244	9,953,996
Signature Bank	126,798	32,882,525
Synovus Financial Corp.	326,456	14,070,254
TFS Financial Corp.	104,425	2,087,456
Western Alliance Bancorp	227,653	22,209,827
Zions Bancorp NA	360,576	20,877,350
		375,545,884

Capital Goods 11.3%
A.O. Smith Corp.	295,969	21,522,866
Acuity Brands, Inc.	78,713	14,524,910
AECOM *	322,132	21,118,974
AGCO Corp.	136,032	18,720,724
Air Lease Corp.	236,057	9,380,905
Allegion plc	198,017	28,512,468
Allison Transmission Holdings, Inc.	240,990	8,911,810
Armstrong World Industries, Inc.	105,298	10,943,621
Array Technologies, Inc. *	241,534	4,606,053
Axon Enterprise, Inc. *	142,333	25,886,103
AZEK Co., Inc. *	309,585	13,154,267
BWX Technologies, Inc.	209,156	12,011,829
Carlisle Cos., Inc.	114,859	24,205,386
ChargePoint Holdings, Inc. *(a)	357,465	7,560,385
Colfax Corp. *	259,318	12,491,348
Crane Co.	109,256	11,118,983
Security	Number of Shares	Value ($)
Curtiss-Wright Corp.	90,091	10,971,282
Desktop Metal, Inc., Class A *(a)	318,998	2,647,683
Donaldson Co., Inc.	277,614	18,808,348
EMCOR Group, Inc.	120,407	14,629,451
Flowserve Corp.	286,458	11,134,622
Fortune Brands Home & Security, Inc.	304,667	29,665,426
Generac Holdings, Inc. *	138,610	60,569,798
Graco, Inc.	373,044	29,254,110
Hexcel Corp. *	184,239	10,448,194
Howmet Aerospace, Inc.	859,968	27,303,984
Hubbell, Inc.	119,570	24,644,573
Huntington Ingalls Industries, Inc.	88,567	18,082,724
IDEX Corp.	167,187	37,449,888
ITT, Inc.	189,487	18,128,221
Lennox International, Inc.	75,664	25,361,060
Lincoln Electric Holdings, Inc.	131,067	18,298,264
MasTec, Inc. *	124,098	11,347,521
Mercury Systems, Inc. *	123,655	6,229,739
MSC Industrial Direct Co., Inc., Class A	103,449	8,711,440
Nordson Corp.	118,939	28,378,845
nVent Electric plc	368,643	12,666,573
Oshkosh Corp.	151,025	17,304,444
Owens Corning	229,899	21,966,849
Pentair plc	365,768	28,222,659
Plug Power, Inc. *	1,125,522	29,331,103
Quanta Services, Inc.	306,609	31,304,779
Regal Beloit Corp.	89,299	13,343,057
Sensata Technologies Holding plc *	348,006	20,594,995
SiteOne Landscape Supply, Inc. *	97,801	19,569,980
Snap-on, Inc.	119,026	26,774,899
Sunrun, Inc. *	354,542	15,688,484
Textron, Inc.	496,607	36,088,431
The Middleby Corp. *	122,415	22,394,600
The Timken Co.	150,316	11,054,239
The Toro Co.	235,622	25,904,283
United Rentals, Inc. *	159,385	56,207,120
Vertiv Holdings Co.	543,357	15,306,367
Watsco, Inc.	72,434	20,167,074
Westinghouse Air Brake Technologies Corp.	390,983	35,106,364
Woodward, Inc.	129,262	15,632,946
		1,131,365,051

Commercial & Professional Services 2.8%
ADT, Inc.	335,093	2,868,396
ASGN, Inc. *	116,974	13,123,313
Booz Allen Hamilton Holding Corp.	298,020	24,410,818
CACI International, Inc., Class A *	51,921	13,371,734
Clean Harbors, Inc. *	110,472	11,336,637
Driven Brands Holdings, Inc. *	95,720	2,860,114
Dun & Bradstreet Holdings, Inc. *	304,028	5,572,833
IAA, Inc. *	296,626	15,756,773
Jacobs Engineering Group, Inc.	286,526	38,669,549
Leidos Holdings, Inc.	292,560	28,703,062
ManpowerGroup, Inc.	119,808	14,547,087
MSA Safety, Inc.	80,038	13,033,388
Nielsen Holdings plc	788,924	16,930,309

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Robert Half International, Inc.	248,173	25,661,088
Science Applications International Corp.	127,614	10,748,927
Stericycle, Inc. *	202,325	14,081,820
Tetra Tech, Inc.	119,366	17,169,606
TriNet Group, Inc. *	87,185	8,027,995
		276,873,449

Consumer Durables & Apparel 3.9%
Brunswick Corp.	171,517	16,614,852
Carter's, Inc.	96,756	9,905,879
Columbia Sportswear Co.	67,398	6,875,270
Deckers Outdoor Corp. *	61,198	25,608,303
Hanesbrands, Inc.	767,025	14,328,027
Hasbro, Inc.	281,516	27,675,838
Hayward Holdings, Inc. *	90,855	1,903,412
Helen of Troy Ltd. *	53,738	12,853,592
Leggett & Platt, Inc.	293,620	14,208,272
Mattel, Inc. *	768,542	16,408,372
Mohawk Industries, Inc. *	128,829	25,477,223
Newell Brands, Inc.	832,980	21,166,022
Polaris, Inc.	126,742	15,178,622
PulteGroup, Inc.	581,998	31,346,412
PVH Corp. *	157,259	16,479,171
Ralph Lauren Corp.	106,065	12,317,328
Skechers U.S.A., Inc., Class A *	295,812	14,917,799
Tapestry, Inc. *	613,437	24,733,780
Toll Brothers, Inc.	247,510	15,855,491
TopBuild Corp. *	72,855	15,939,946
Under Armour, Inc., Class A *	415,546	9,615,734
Under Armour, Inc., Class C *	431,655	8,658,999
Whirlpool Corp.	137,821	30,531,486
		388,599,830

Consumer Services 4.7%
Airbnb, Inc., Class A *	323,088	50,075,409
Aramark	560,942	19,515,172
Bright Horizons Family Solutions, Inc. *	134,307	19,576,588
Caesars Entertainment, Inc. *	459,184	46,666,870
Carnival Corp. *	1,756,643	42,405,362
Chegg, Inc. *	312,335	25,992,519
Choice Hotels International, Inc.	63,637	7,595,712
Churchill Downs, Inc.	76,464	16,095,672
Coursera, Inc. *	35,582	1,368,839
Grand Canyon Education, Inc. *	101,949	9,087,734
Marriott Vacations Worldwide Corp. *	94,174	14,083,722
MGM Resorts International	895,741	38,176,481
Penn National Gaming, Inc. *	326,839	26,506,643
Planet Fitness, Inc., Class A *	183,483	14,917,168
Service Corp. International	370,022	23,222,581
Terminix Global Holdings, Inc. *	283,541	11,803,812
Texas Roadhouse, Inc.	144,022	13,682,090
The Wendy's Co.	389,786	8,972,874
Vail Resorts, Inc. *	88,574	27,001,784
Wingstop, Inc.	65,438	11,250,755
Wyndham Hotels & Resorts, Inc.	205,978	14,974,601
Wynn Resorts Ltd. *	231,564	23,547,743
		466,520,131

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	91,716	15,601,809
AGNC Investment Corp.	1,155,146	18,840,431
Ally Financial, Inc.	815,449	43,137,252
Annaly Capital Management, Inc.	3,077,155	26,740,477
Apollo Global Management, Inc.	465,229	27,811,390
Ares Management Corp., Class A	243,116	18,763,693
Security	Number of Shares	Value ($)
Blackstone Mortgage Trust, Inc., Class A	323,522	10,614,757
Cboe Global Markets, Inc.	234,784	29,618,002
Credit Acceptance Corp. *	25,344	14,691,410
Equitable Holdings, Inc.	848,104	26,299,705
FactSet Research Systems, Inc.	83,299	31,671,946
Invesco Ltd.	832,341	21,074,874
Janus Henderson Group plc	375,915	16,299,674
Jefferies Financial Group, Inc.	441,068	16,301,873
Lazard Ltd., Class A	248,105	11,760,177
LPL Financial Holdings, Inc.	175,882	26,004,154
Morningstar, Inc.	47,185	12,645,108
New Residential Investment Corp.	1,026,796	11,212,612
OneMain Holdings, Inc.	233,622	13,510,360
Raymond James Financial, Inc.	269,392	37,687,941
Santander Consumer USA Holdings, Inc.	155,229	6,477,706
SEI Investments Co.	261,153	16,403,020
Starwood Property Trust, Inc.	632,578	16,320,512
The Carlyle Group, Inc.	257,207	12,700,882
Tradeweb Markets, Inc., Class A	230,443	20,050,845
Upstart Holdings, Inc. *	37,258	8,536,553
Voya Financial, Inc.	266,955	17,346,736
		528,123,899

Energy 2.1%
Antero Midstream Corp.	631,694	6,070,579
APA Corp.	833,615	16,238,820
Cabot Oil & Gas Corp.	877,997	13,951,372
Continental Resources, Inc.	138,280	5,431,639
Devon Energy Corp.	1,310,565	38,727,196
Diamondback Energy, Inc.	398,243	30,720,465
Equitrans Midstream Corp.	895,821	7,820,517
HollyFrontier Corp.	328,939	10,634,598
Marathon Oil Corp.	1,734,129	20,376,016
NOV, Inc. *	858,725	11,309,408
Targa Resources Corp.	503,047	22,093,824
Texas Pacific Land Corp.	17,064	23,202,604
		206,577,038

Food & Staples Retailing 0.7%
Albertsons Cos., Inc., Class A	101,718	3,088,158
BJ's Wholesale Club Holdings, Inc. *	302,286	17,127,525
Casey's General Stores, Inc.	81,394	16,649,957
Performance Food Group Co. *	294,014	14,765,383
US Foods Holding Corp. *	488,709	16,616,106
		68,247,129

Food, Beverage & Tobacco 1.7%
Beyond Meat, Inc. *	109,817	13,138,506
Bunge Ltd.	311,254	23,565,040
Darling Ingredients, Inc. *	359,050	26,749,225
Flowers Foods, Inc.	434,086	10,474,495
Ingredion, Inc.	147,180	12,931,235
Lamb Weston Holdings, Inc.	321,916	20,972,828
Lancaster Colony Corp.	43,062	7,632,309
Molson Coors Beverage Co., Class B	414,550	19,703,562
Pilgrim's Pride Corp. *	106,674	2,969,804
Post Holdings, Inc. *	130,009	14,549,307
Seaboard Corp.	564	2,399,594
The Boston Beer Co., Inc., Class A *	20,467	11,670,488
		166,756,393

Health Care Equipment & Services 5.5%
1Life Healthcare, Inc. *	171,471	4,202,754
ABIOMED, Inc. *	99,678	36,278,805

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
agilon health, Inc. *	102,502	3,587,570
Amedisys, Inc. *	71,678	13,149,329
American Well Corp., Class A *	127,982	1,370,687
Certara, Inc. *	86,835	2,915,051
Chemed Corp.	35,108	16,735,984
DaVita, Inc. *	154,255	20,171,926
Dentsply Sirona, Inc.	480,420	29,641,914
Encompass Health Corp.	219,442	17,215,225
Envista Holdings Corp. *	354,466	15,167,600
Guardant Health, Inc. *	189,134	24,071,084
Haemonetics Corp. *	112,321	7,048,143
HealthEquity, Inc. *	183,182	11,754,789
Henry Schein, Inc. *	309,601	23,402,739
Hill-Rom Holdings, Inc.	146,478	21,324,267
ICU Medical, Inc. *	43,430	8,657,770
Insulet Corp. *	145,957	43,467,454
Integra LifeSciences Holdings Corp. *	156,261	11,755,515
iRhythm Technologies, Inc. *	64,110	3,064,458
LHC Group, Inc. *	69,784	13,032,860
Masimo Corp. *	111,349	30,235,707
Molina Healthcare, Inc. *	128,493	34,535,064
Multiplan Corp. *	570,263	3,421,578
Novocure Ltd. *	188,872	25,348,511
Penumbra, Inc. *	74,665	20,529,142
Quidel Corp. *	85,107	10,974,548
Schrodinger, Inc. *	81,156	4,844,202
Signify Health, Inc., Class A *	51,429	1,336,640
STERIS plc	215,061	46,240,266
Tandem Diabetes Care, Inc. *	138,089	15,489,443
Universal Health Services, Inc., Class B	171,555	26,721,407
		547,692,432

Household & Personal Products 0.2%
Coty, Inc., Class A *	625,501	6,111,145
Herbalife Nutrition Ltd. *	192,169	9,865,956
Reynolds Consumer Products, Inc.	119,374	3,375,897
		19,352,998

Insurance 4.1%
Alleghany Corp. *	30,643	20,735,812
American Financial Group, Inc.	151,641	20,917,359
Assurant, Inc.	133,303	22,676,173
Athene Holding Ltd., Class A *	274,343	18,372,751
Axis Capital Holdings Ltd.	177,319	9,073,413
Brown & Brown, Inc.	514,797	29,883,966
CNA Financial Corp.	59,465	2,637,273
Erie Indemnity Co., Class A	54,858	9,714,803
Everest Re Group Ltd.	88,356	23,405,504
Fidelity National Financial, Inc.	636,063	31,058,956
First American Financial Corp.	241,727	17,049,005
Globe Life, Inc.	208,652	20,045,198
Kemper Corp.	133,638	9,167,567
Lincoln National Corp.	393,757	27,031,418
Loews Corp.	492,568	27,519,774
Old Republic International Corp.	624,560	16,238,560
Primerica, Inc.	86,667	13,254,851
Reinsurance Group of America, Inc.	149,715	17,339,991
RenaissanceRe Holdings Ltd.	109,300	17,130,589
Selective Insurance Group, Inc.	132,067	11,036,839
The Hanover Insurance Group, Inc.	79,005	11,164,197
Unum Group	448,901	11,949,745
W.R. Berkley Corp.	308,341	23,221,161
		410,624,905

Security	Number of Shares	Value ($)
Materials 6.7%
Albemarle Corp.	256,981	60,837,682
AptarGroup, Inc.	144,645	19,498,146
Ashland Global Holdings, Inc.	120,271	10,957,891
Avery Dennison Corp.	182,654	41,168,385
Axalta Coating Systems Ltd. *	457,128	13,960,689
Berry Global Group, Inc. *	296,914	19,943,713
CF Industries Holdings, Inc.	472,091	21,442,373
Crown Holdings, Inc.	296,865	32,592,808
Diversey Holdings Ltd. *	98,690	1,724,114
Eagle Materials, Inc.	93,232	14,622,507
Eastman Chemical Co.	300,423	33,995,867
FMC Corp.	283,653	26,558,430
Graphic Packaging Holding Co.	625,843	12,842,298
Huntsman Corp.	438,705	11,594,973
International Flavors & Fragrances, Inc.	547,868	83,002,002
MP Materials Corp. *(a)	145,828	4,895,446
NewMarket Corp.	16,173	5,656,183
Packaging Corp. of America	209,160	31,729,572
Reliance Steel & Aluminum Co.	140,139	21,026,456
Royal Gold, Inc.	144,660	16,104,998
RPM International, Inc.	285,062	23,457,752
Sealed Air Corp.	334,535	20,416,671
Sonoco Products Co.	221,794	14,483,148
Steel Dynamics, Inc.	441,340	29,786,037
The Mosaic Co.	760,533	24,473,952
The Scotts Miracle-Gro Co.	89,614	14,054,164
Valvoline, Inc.	397,998	12,003,620
W.R. Grace & Co.	136,981	9,539,357
Westlake Chemical Corp.	76,294	6,664,281
Westrock Co.	585,630	30,476,185
		669,509,700

Media & Entertainment 2.7%
Altice USA, Inc., Class A *	506,752	13,905,275
Bumble, Inc., Class A *	116,279	6,337,206
Cable One, Inc.	11,951	25,092,200
Discovery, Inc., Class A *(a)	371,138	10,703,620
Discovery, Inc., Class C *	661,133	18,240,659
DISH Network Corp., Class A *	546,765	23,833,486
IAC/InterActiveCorp *	183,376	24,214,801
Liberty Media Corp. - Liberty Formula One, Class A *	56,492	2,581,120
Liberty Media Corp. - Liberty Formula One, Class C *	448,420	22,663,147
Madison Square Garden Sports Corp. *	38,444	6,949,906
News Corp., Class A	860,839	19,343,052
News Corp., Class B	267,978	5,903,555
Playtika Holding Corp. *	152,412	4,022,153
Skillz, Inc. *(a)	554,360	6,524,817
The Interpublic Group of Cos., Inc.	865,592	32,225,990
The New York Times Co., Class A	320,101	16,254,729
Vimeo, Inc. *	341,186	13,006,010
Zynga, Inc., Class A *	2,228,361	19,720,995
		271,522,721

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
10X Genomics, Inc., Class A *	163,225	28,714,542
ACADIA Pharmaceuticals, Inc. *	258,104	4,519,401
Acceleron Pharma, Inc. *	116,456	15,591,129
Adaptive Biotechnologies Corp. *	185,302	6,730,169
Alkermes plc *	353,188	11,040,657
Allogene Therapeutics, Inc. *	145,613	3,472,870
Arrowhead Pharmaceuticals, Inc. *	229,284	15,389,542
Avantor, Inc. *	1,140,065	44,964,164

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Bio-Rad Laboratories, Inc., Class A *	47,456	38,193,538
Bio-Techne Corp.	85,577	42,714,904
Bluebird Bio, Inc. *	147,735	2,703,551
Bruker Corp.	223,450	19,732,869
Charles River Laboratories International, Inc. *	110,573	49,078,932
Elanco Animal Health, Inc. *	1,041,519	34,765,904
Emergent BioSolutions, Inc. *	100,430	6,335,124
Exelixis, Inc. *	689,146	13,210,929
FibroGen, Inc. *	185,844	2,161,366
Ionis Pharmaceuticals, Inc. *	309,924	12,322,578
Jazz Pharmaceuticals plc *	132,255	17,419,306
Mirati Therapeutics, Inc. *	101,939	17,302,106
Natera, Inc. *	185,102	21,921,630
Neurocrine Biosciences, Inc. *	208,071	19,808,359
Novavax, Inc. *	150,006	35,782,431
Organon & Co.	557,094	18,879,916
PerkinElmer, Inc.	246,823	45,612,890
Perrigo Co., plc	293,447	12,016,655
Repligen Corp. *	112,360	31,795,633
Sana Biotechnology, Inc. *	53,339	1,279,603
Sarepta Therapeutics, Inc. *	175,344	13,697,873
Sotera Health Co. *	161,245	3,944,053
Syneos Health, Inc. *	222,825	20,673,703
Ultragenyx Pharmaceutical, Inc. *	139,435	13,426,196
United Therapeutics Corp. *	98,587	21,184,375
Viatris, Inc.	2,662,106	38,946,611
Vir Biotechnology, Inc. *	146,445	7,547,775
		692,881,284

Real Estate 8.5%
American Campus Communities, Inc.	303,927	15,454,688
American Homes 4 Rent, Class A	602,490	25,268,431
Americold Realty Trust	555,865	20,422,480
Apartment Income REIT Corp.	345,219	17,544,030
Apartment Investment & Management Co., Class A	333,903	2,397,423
Brixmor Property Group, Inc.	655,117	15,362,494
Camden Property Trust	214,933	32,248,547
CoreSite Realty Corp.	94,455	14,014,288
Cousins Properties, Inc.	326,680	12,596,781
CubeSmart	443,397	23,721,739
CyrusOne, Inc.	269,703	20,761,737
Douglas Emmett, Inc.	362,536	11,967,313
EastGroup Properties, Inc.	88,187	15,896,589
Equity Commonwealth	268,641	7,076,004
Equity LifeStyle Properties, Inc.	373,083	31,738,171
Federal Realty Investment Trust	155,731	18,963,364
First Industrial Realty Trust, Inc.	284,537	15,931,227
Gaming & Leisure Properties, Inc.	481,523	23,739,084
Healthcare Realty Trust, Inc.	311,224	9,346,057
Healthcare Trust of America, Inc., Class A	480,818	14,583,210
Highwoods Properties, Inc.	229,030	10,464,381
Host Hotels & Resorts, Inc. *	1,553,635	25,728,196
Hudson Pacific Properties, Inc.	332,350	8,767,393
Iron Mountain, Inc.	635,431	30,341,830
JBG SMITH Properties	243,261	7,329,454
Jones Lang LaSalle, Inc. *	112,883	27,366,226
Kilroy Realty Corp.	233,471	15,327,371
Kimco Realty Corp.	1,324,111	28,852,379
Lamar Advertising Co., Class A	190,731	21,710,910
Life Storage, Inc.	169,105	21,043,426
Medical Properties Trust, Inc.	1,294,706	26,515,579
National Retail Properties, Inc.	386,408	18,396,885
Omega Healthcare Investors, Inc.	518,157	17,373,804
PS Business Parks, Inc.	44,291	6,963,874
Rayonier, Inc.	305,718	11,244,308
Security	Number of Shares	Value ($)
Regency Centers Corp.	347,591	23,851,694
Rexford Industrial Realty, Inc.	295,106	18,275,914
SL Green Realty Corp.	152,446	10,683,416
Spirit Realty Capital, Inc.	252,665	13,080,467
STAG Industrial, Inc.	352,069	14,874,915
STORE Capital Corp.	535,660	19,321,256
The Howard Hughes Corp. *	99,465	9,004,566
UDR, Inc.	653,366	35,294,831
VEREIT, Inc.	504,202	25,477,327
VICI Properties, Inc.	1,183,082	36,569,065
Vornado Realty Trust	345,884	14,485,622
		847,378,746

Retailing 4.7%
Advance Auto Parts, Inc.	144,030	29,216,486
AutoNation, Inc. *	118,469	12,923,783
Bath & Body Works, Inc.	582,608	39,314,388
Burlington Stores, Inc. *	146,588	43,901,640
Chewy, Inc., Class A *	183,682	16,186,058
ContextLogic, Inc., Class A *(a)	165,687	1,194,603
DoorDash, Inc., Class A *	77,921	14,914,079
Five Below, Inc. *	123,218	26,222,023
Floor & Decor Holdings, Inc., Class A *	230,870	28,466,271
Foot Locker, Inc.	226,941	12,865,285
Kohl's Corp.	343,941	19,742,213
Leslie's, Inc. *	206,881	4,989,970
Lithia Motors, Inc., Class A	65,485	21,695,181
LKQ Corp. *	611,689	32,229,893
Ollie's Bargain Outlet Holdings, Inc. *	124,865	9,037,729
Overstock.com, Inc. *	94,691	6,831,956
Penske Automotive Group, Inc.	70,822	6,369,022
Petco Health & Wellness Co., Inc. *	158,565	3,413,904
Pool Corp.	88,355	43,673,877
Qurate Retail, Inc., Class A	835,295	9,213,304
RH *	37,021	25,939,504
The Gap, Inc.	456,329	12,197,674
Victoria's Secret & Co. *	195,372	12,953,164
Vroom, Inc. *	78,636	2,112,163
Williams-Sonoma, Inc.	167,680	31,305,856
		466,910,026

Semiconductors & Semiconductor Equipment 2.9%
Allegro MicroSystems, Inc. *	91,306	2,743,745
CMC Materials, Inc.	64,388	8,539,137
Cree, Inc. *	254,071	21,590,954
Enphase Energy, Inc. *	298,757	51,903,054
Entegris, Inc.	298,101	35,813,854
First Solar, Inc. *	187,362	17,612,028
MKS Instruments, Inc.	121,803	17,926,965
Monolithic Power Systems, Inc.	94,627	46,833,741
ON Semiconductor Corp. *	939,393	41,671,473
Power Integrations, Inc.	133,712	14,526,472
Silicon Laboratories, Inc. *	98,715	15,559,458
Universal Display Corp.	94,384	19,687,559
		294,408,440

Software & Services 10.7%
Alteryx, Inc., Class A *	130,246	9,634,297
Anaplan, Inc. *	318,242	19,088,155
AppLovin Corp., Class A *(a)	57,462	4,045,325
Aspen Technology, Inc. *	149,667	19,381,876
Avalara, Inc. *	189,173	33,994,388
Bill.com Holdings, Inc. *	137,314	37,677,588
Black Knight, Inc. *	344,669	26,081,103
Blackbaud, Inc. *	107,569	7,496,484

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
C3.ai, Inc., Class A *	36,250	1,868,325
CDK Global, Inc.	267,600	11,132,160
Ceridian HCM Holding, Inc. *	288,984	32,467,352
Cloudflare, Inc., Class A *	423,148	51,090,890
Concentrix Corp. *	91,756	15,909,573
Datto Holding Corp. *	48,951	1,248,251
Dolby Laboratories, Inc., Class A	143,842	14,256,181
Dropbox, Inc., Class A *	650,886	20,639,595
Duck Creek Technologies, Inc. *	72,899	3,399,280
DXC Technology Co. *	560,648	20,586,995
Dynatrace, Inc. *	405,661	27,881,081
Elastic N.V. *	139,445	22,248,450
Euronet Worldwide, Inc. *	116,361	15,502,776
Fair Isaac Corp. *	63,324	29,112,576
Fastly, Inc., Class A *	190,923	8,324,243
Five9, Inc. *	147,531	23,343,830
Gartner, Inc. *	189,446	58,489,558
Genpact Ltd.	383,354	19,888,406
GoDaddy, Inc., Class A *	369,198	27,065,905
Guidewire Software, Inc. *	184,277	21,829,453
HubSpot, Inc. *	96,700	66,188,249
Manhattan Associates, Inc. *	139,974	22,814,362
MAXIMUS, Inc.	135,127	11,768,210
Medallia, Inc. *	190,520	6,433,860
MongoDB, Inc. *	117,513	46,045,119
N-Able, Inc. *	79,578	1,076,690
New Relic, Inc. *	120,906	9,668,853
Nuance Communications, Inc. *	627,316	34,533,746
Nutanix, Inc., Class A *	450,346	16,622,271
Paylocity Holding Corp. *	82,763	22,279,800
Pegasystems, Inc.	87,529	12,046,616
Proofpoint, Inc. *(b)	126,076	22,189,376
PTC, Inc. *	231,399	30,465,992
Q2 Holdings, Inc. *	116,458	10,258,785
Smartsheet, Inc., Class A *	257,768	20,510,600
Snowflake, Inc., Class A *	136,846	41,649,080
SolarWinds Corp.	79,833	1,362,749
The Western Union Co.	900,885	19,495,151
Tyler Technologies, Inc. *	89,681	43,558,062
WEX, Inc. *	98,444	18,071,365
Zendesk, Inc. *	261,068	32,268,005
		1,072,991,037

Technology Hardware & Equipment 4.3%
Arrow Electronics, Inc. *	163,221	19,785,650
Ciena Corp. *	341,013	19,482,073
Cognex Corp.	388,622	34,439,682
Coherent, Inc. *	54,062	13,659,846
F5 Networks, Inc. *	131,195	26,707,366
IPG Photonics Corp. *	79,038	13,490,206
Jabil, Inc.	294,895	18,218,613
Juniper Networks, Inc.	721,426	20,906,926
Littelfuse, Inc.	54,146	15,453,268
Lumentum Holdings, Inc. *	167,321	14,496,691
National Instruments Corp.	289,293	12,098,233
NetApp, Inc.	489,787	43,556,758
SYNNEX Corp.	91,233	11,592,977
Teledyne Technologies, Inc. *	102,273	47,391,263
Trimble, Inc. *	552,191	52,027,436
Ubiquiti, Inc.	16,645	5,415,617
Vontier Corp.	371,028	13,494,288
Western Digital Corp. *	674,820	42,648,624
Xerox Holdings Corp.	355,040	7,991,950
		432,857,467

Security	Number of Shares	Value ($)
Transportation 2.0%
Alaska Air Group, Inc. *	274,258	15,725,954
AMERCO	19,869	13,136,389
American Airlines Group, Inc. *	1,411,295	28,141,222
GXO Logistics, Inc. *	223,603	18,288,489
JetBlue Airways Corp. *	696,442	10,537,167
Knight-Swift Transportation Holdings, Inc.	269,588	13,999,705
Landstar System, Inc.	84,406	14,182,740
Lyft, Inc., Class A *	564,296	26,866,133
TuSimple Holdings, Inc., Class A *	73,801	3,089,310
United Airlines Holdings, Inc. *	711,901	33,110,516
XPO Logistics, Inc. *	223,692	19,441,072
		196,518,697

Utilities 3.3%
Alliant Energy Corp.	550,538	33,467,205
Atmos Energy Corp.	287,591	28,042,998
Black Hills Corp.	138,431	9,735,852
Essential Utilities, Inc.	491,914	24,413,692
Hawaiian Electric Industries, Inc.	240,330	10,478,388
IDACORP, Inc.	111,056	11,699,750
MDU Resources Group, Inc.	443,550	14,269,004
National Fuel Gas Co.	200,626	10,394,433
NiSource, Inc.	863,507	21,285,448
NRG Energy, Inc.	538,612	24,598,410
OGE Energy Corp.	441,022	15,616,589
ONE Gas, Inc.	117,281	8,423,121
Pinnacle West Capital Corp.	248,190	19,085,811
Portland General Electric Co.	197,323	10,132,536
Southwest Gas Holdings, Inc.	127,626	8,973,384
The AES Corp.	1,466,051	34,994,637
UGI Corp.	459,381	21,273,934
Vistra Corp.	1,060,934	20,253,230
		327,138,422
Total Common Stock
(Cost $6,985,083,141)		9,974,989,807

Short-Term Investments 0.4% of net assets

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	4,374,827	4,374,827
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	36,844,270	36,844,270
Total Short-Term Investments
(Cost $41,219,097)		41,219,097

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 09/17/21	114	31,372,800	136,889
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $35,849,088.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,901,998,770	$—	$—	$8,901,998,770
Software & Services	1,050,801,661	—	22,189,376	1,072,991,037
Short-Term Investments[1]	41,219,097	—	—	41,219,097
Futures Contracts[2]	136,889	—	—	136,889
Total	$9,994,156,417	$—	$22,189,376	$10,016,345,793
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value - unaffiliated (cost $6,989,457,968) including securities on loan of $35,849,088		$9,979,364,634
Collateral invested for securities on loan, at value (cost $36,844,270)		36,844,270
Deposit with broker for futures contracts		675,000
Receivables:
Fund shares sold		8,001,413
Dividends		5,951,528
Income from securities on loan	+	24,479
Total assets		10,030,861,324
Liabilities
Collateral held for securities on loan		36,844,270
Payables:
Investments bought		7,909,862
Management fees		321,526
Variation margin on futures contracts	+	22,097
Total liabilities		45,097,755
Net Assets
Total assets		10,030,861,324
Total liabilities	–	45,097,755
Net assets		$9,985,763,569
Net Assets by Source
Capital received from investors		7,552,453,393
Total distributable earnings		2,433,310,176

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,985,763,569		124,800,000		$80.01

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $30,072)		$113,292,076
Securities on loan, net	+	1,042,296
Total investment income		114,334,372
Expenses
Management fees		3,395,137
Total expenses	–	3,395,137
Net investment income		110,939,235
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(103,652,516)
Net realized gains on in-kind redemptions - unaffiliated		433,192,508
Net realized gains on futures contracts	+	242,794
Net realized gains		329,782,786
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		2,311,323,824
Net change in unrealized appreciation (depreciation) on futures contracts	+	141,703
Net change in unrealized appreciation (depreciation)	+	2,311,465,527
Net realized and unrealized gains		2,641,248,313
Increase in net assets resulting from operations		$2,752,187,548

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$110,939,235	$100,463,260
Net realized gains		329,782,786	151,568,027
Net change in unrealized appreciation (depreciation)	+	2,311,465,527	63,119,366
Increase in net assets resulting from operations		2,752,187,548	315,150,653
Distributions to Shareholders
Total distributions		($95,570,430)	($102,603,225)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,200,000	$1,584,969,786	30,400,000	$1,620,955,506
Shares redeemed	+	(15,650,000)	(933,990,387)	(26,400,000)	(1,409,974,944)
Net transactions in fund shares		8,550,000	$650,979,399	4,000,000	$210,980,562
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		116,250,000	$6,678,167,052	112,250,000	$6,254,639,062
Total increase	+	8,550,000	3,307,596,517	4,000,000	423,527,990
End of period		124,800,000	$9,985,763,569	116,250,000	$6,678,167,052

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$71.24	$69.20	$78.24	$64.03	$57.42
Income (loss) from investment operations:
Net investment income (loss)[1]	1.09	1.01	1.04	0.98	0.90
Net realized and unrealized gains (losses)	32.38	2.02	(9.07)	14.10	6.64
Total from investment operations	33.47	3.03	(8.03)	15.08	7.54
Less distributions:
Distributions from net investment income	(1.02)	(0.99)	(1.01)	(0.87)	(0.93)
Net asset value at end of period	$103.69	$71.24	$69.20	$78.24	$64.03
Total return	47.33%	4.53%	(10.26%)	23.71%	13.21%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04% [2]	0.05%	0.06% [3]
Net investment income (loss)	1.18%	1.50%	1.49%	1.38%	1.46%
Portfolio turnover rate[4]	15%	12%	11%	9%	11%
Net assets, end of period (x 1,000)	$16,622,058	$10,044,378	$8,100,071	$8,853,388	$5,490,843

1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
3
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Adient plc *	373,752	14,703,404
American Axle & Manufacturing Holdings, Inc. *	452,228	4,011,262
Canoo, Inc. *(a)	565,066	4,074,126
Cooper-Standard Holding, Inc. *	66,647	1,551,542
Dana, Inc.	575,607	13,388,619
Dorman Products, Inc. *	113,268	10,631,334
Fisker, Inc. *(a)	645,664	9,007,013
Fox Factory Holding Corp. *	166,360	25,564,541
Gentherm, Inc. *	131,338	11,271,427
LCI Industries	100,155	14,187,957
Lordstown Motors Corp., Class A *(a)	419,998	2,763,587
Modine Manufacturing Co. *	204,824	2,548,011
Motorcar Parts of America, Inc. *	74,850	1,483,527
Patrick Industries, Inc.	88,602	7,230,809
Standard Motor Products, Inc.	79,189	3,396,416
Stoneridge, Inc. *	107,785	2,511,391
Tenneco, Inc., Class A *	263,085	4,104,126
The Goodyear Tire & Rubber Co. *	1,106,866	17,532,757
Thor Industries, Inc.	219,573	24,906,165
Veoneer, Inc. *(a)	372,447	13,333,603
Visteon Corp. *	110,901	11,720,018
Winnebago Industries, Inc.	133,216	9,274,498
Workhorse Group, Inc. *(a)	430,165	4,219,919
XL Fleet Corp. *(a)	391,533	2,662,424
XPEL, Inc. *	65,694	4,991,430
		221,069,906

Banks 8.5%
1st Source Corp.	69,181	3,251,507
Allegiance Bancshares, Inc.	73,167	2,719,617
Altabancorp	58,788	2,440,878
Ameris Bancorp	276,597	13,619,636
Arrow Financial Corp.	61,189	2,254,815
Associated Banc-Corp.	605,125	12,477,677
Atlantic Union Bankshares Corp.	313,388	11,595,356
Axos Financial, Inc. *	204,489	9,913,627
Banc of California, Inc.	177,179	3,183,907
BancFirst Corp.	74,121	4,192,284
BancorpSouth Bank	382,538	11,219,840
Bank of Hawaii Corp.	160,181	13,424,770
Bank of Marin Bancorp	58,108	2,103,510
Bank OZK	479,336	20,338,226
BankUnited, Inc.	369,916	15,547,569
Banner Corp.	138,018	7,894,630
Berkshire Hills Bancorp, Inc.	203,060	5,204,428
Bridgewater Bancshares, Inc. *	82,483	1,348,597
Brookline Bancorp, Inc.	310,270	4,644,742
Bryn Mawr Bank Corp.	78,839	3,216,631
Byline Bancorp, Inc.	93,564	2,301,674
Cadence BanCorp	494,714	10,641,298
Camden National Corp.	59,279	2,766,551
Capitol Federal Financial, Inc.	512,418	5,913,304
Security	Number of Shares	Value ($)
Carter Bankshares, Inc. *	97,190	1,184,746
Cathay General Bancorp	296,968	11,813,387
CBTX, Inc.	75,175	2,046,264
Central Pacific Financial Corp.	112,148	2,838,466
CIT Group, Inc.	392,914	21,775,294
City Holding Co.	62,155	4,841,875
Columbia Banking System, Inc.	284,449	10,342,566
Columbia Financial, Inc. *	181,515	3,272,715
Community Bank System, Inc.	213,653	15,810,322
Community Trust Bancorp, Inc.	60,132	2,505,099
ConnectOne Bancorp, Inc.	137,301	3,928,182
CrossFirst Bankshares, Inc. *	189,364	2,503,392
Customers Bancorp, Inc. *	117,596	4,869,650
CVB Financial Corp.	506,728	10,316,982
Dime Community Bancshares, Inc.	140,065	4,622,145
Eagle Bancorp, Inc.	126,782	7,315,321
Eastern Bankshares, Inc.	740,927	14,655,536
Enterprise Financial Services Corp.	148,776	6,681,530
Equity Bancshares, Inc., Class A *	53,490	1,715,959
Essent Group Ltd.	447,591	21,072,584
F.N.B. Corp.	1,264,694	14,771,626
FB Financial Corp.	133,322	5,491,533
Federal Agricultural Mortgage Corp., Class C	35,003	3,426,794
Finance Of America Cos., Inc., Class A *	82,765	455,208
Financial Institutions, Inc.	62,715	1,991,828
First BanCorp	855,231	10,887,091
First Bancorp (North Carolina)	113,025	4,719,924
First Bancshares, Inc.	83,484	3,382,772
First Busey Corp.	195,962	4,644,299
First Citizens BancShares, Inc., Class A	28,701	25,764,888
First Commonwealth Financial Corp.	381,763	5,161,436
First Community Bankshares, Inc.	61,987	1,936,474
First Financial Bancorp	385,892	9,072,321
First Financial Bankshares, Inc.	564,339	26,873,823
First Financial Corp.	49,380	1,996,433
First Foundation, Inc.	156,343	3,756,922
First Hawaiian, Inc.	516,901	14,426,707
First Horizon Corp.	2,194,948	35,975,198
First Interstate BancSystem, Inc., Class A	137,030	6,037,542
First Merchants Corp.	215,720	8,876,878
First Mid Bancshares, Inc.	62,191	2,543,612
First Midwest Bancorp, Inc.	453,371	8,491,639
Flagstar Bancorp, Inc.	188,247	9,310,697
Flushing Financial Corp.	122,847	2,816,882
Fulton Financial Corp.	644,910	10,221,823
German American Bancorp, Inc.	97,952	3,659,487
Glacier Bancorp, Inc.	378,760	20,172,758
Great Southern Bancorp, Inc.	42,385	2,308,711
Great Western Bancorp, Inc.	218,616	6,768,351
Hancock Whitney Corp.	344,021	15,811,205
Hanmi Financial Corp.	121,858	2,349,422
Harborone Bancorp, Inc.	222,884	3,149,351
HBT Financial, Inc.	39,281	642,244
Heartland Financial USA, Inc.	155,574	7,316,645
Heritage Commerce Corp.	238,319	2,685,855
Heritage Financial Corp.	142,744	3,632,835

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Hilltop Holdings, Inc.	258,127	8,639,511
Home BancShares, Inc.	601,642	13,326,370
HomeStreet, Inc.	84,775	3,463,059
HomeTrust Bancshares, Inc.	65,968	1,835,230
Hope Bancorp, Inc.	489,962	6,756,576
Horizon Bancorp, Inc.	155,855	2,782,012
Independent Bank Corp.	130,915	10,041,180
Independent Bank Group, Inc.	145,617	10,255,805
International Bancshares Corp.	221,121	9,260,547
Investors Bancorp, Inc.	893,840	12,790,850
Kearny Financial Corp.	270,812	3,436,604
Lakeland Bancorp, Inc.	200,861	3,390,534
Lakeland Financial Corp.	100,290	6,660,259
Live Oak Bancshares, Inc.	123,307	7,547,621
Luther Burbank Corp.	63,397	822,259
Mercantile Bank Corp.	63,832	1,991,558
Merchants Bancorp	63,973	2,345,890
Meridian Bancorp, Inc.	208,179	4,325,960
Meta Financial Group, Inc.	126,677	6,231,242
Metrocity Bankshares, Inc.	78,436	1,624,410
MGIC Investment Corp.	1,345,911	20,552,061
Midland States Bancorp, Inc.	81,142	2,052,893
Mr Cooper Group, Inc. *	270,108	10,501,799
National Bank Holdings Corp., Class A	122,077	4,577,888
NBT Bancorp, Inc.	172,201	6,175,128
Nicolet Bankshares, Inc. *	35,120	2,683,519
NMI Holdings, Inc., Class A *	339,557	7,663,801
Northfield Bancorp, Inc.	183,613	3,103,060
Northwest Bancshares, Inc.	504,845	6,573,082
OceanFirst Financial Corp.	233,627	4,966,910
Ocwen Financial Corp. *	30,702	868,867
OFG Bancorp	204,824	4,876,859
Old National Bancorp	657,330	10,951,118
Origin Bancorp, Inc.	86,686	3,567,129
Pacific Premier Bancorp, Inc.	375,519	15,005,739
PacWest Bancorp	463,704	19,730,605
Park National Corp.	56,370	6,608,819
Peapack-Gladstone Financial Corp.	63,845	2,126,677
PennyMac Financial Services, Inc.	150,901	10,042,462
Peoples Bancorp, Inc.	70,431	2,200,264
Peoples Financial Services Corp.	26,394	1,216,499
Pinnacle Financial Partners, Inc.	301,772	29,247,742
Popular, Inc.	319,653	24,274,449
Preferred Bank	53,758	3,434,599
Premier Financial Corp.	148,092	4,501,997
Prosperity Bancshares, Inc.	368,497	25,750,570
Provident Financial Services, Inc.	287,734	6,350,289
QCR Holdings, Inc.	59,071	3,068,738
Radian Group, Inc.	758,925	17,933,398
Red River Bancshares, Inc.	19,314	968,790
Renasant Corp.	223,410	7,841,691
Republic Bancorp, Inc., Class A	36,120	1,810,696
Rocket Cos., Inc., Class A	540,873	9,384,147
S&T Bancorp, Inc.	156,090	4,651,482
Sandy Spring Bancorp, Inc.	187,511	8,169,854
Seacoast Banking Corp. of Florida	219,368	7,006,614
ServisFirst Bancshares, Inc.	186,859	13,719,188
Simmons First National Corp., Class A	429,824	12,486,387
South State Corp.	281,856	19,329,684
Southside Bancshares, Inc.	122,836	4,629,689
Sterling Bancorp	763,060	17,466,443
Sterling Bancorp, Inc. *	64,659	343,339
Stock Yards Bancorp, Inc.	84,041	4,334,835
Synovus Financial Corp.	589,311	25,399,304
Texas Capital Bancshares, Inc. *	200,568	13,636,618
TFS Financial Corp.	189,472	3,787,545
The Bancorp, Inc. *	202,065	4,982,923
The First of Long Island Corp.	88,114	1,868,017
Security	Number of Shares	Value ($)
Tompkins Financial Corp.	47,847	3,808,143
Towne Bank	256,544	7,816,896
TriCo Bancshares	107,271	4,242,568
TriState Capital Holdings, Inc. *	110,533	2,233,872
Triumph Bancorp, Inc. *	89,827	7,385,576
TrustCo Bank Corp.	76,526	2,455,719
Trustmark Corp.	251,491	7,952,145
UMB Financial Corp.	172,426	15,790,773
Umpqua Holdings Corp.	874,747	17,031,324
United Bankshares, Inc.	531,961	19,326,143
United Community Banks, Inc.	344,234	10,385,540
Univest Financial Corp.	116,678	3,159,640
UWM Holdings Corp. (a)	214,555	1,576,979
Valley National Bancorp	1,609,634	20,989,627
Veritex Holdings, Inc.	196,216	7,050,041
Walker & Dunlop, Inc.	117,271	13,022,945
Washington Federal, Inc.	287,180	9,563,094
Washington Trust Bancorp, Inc.	68,653	3,656,459
Waterstone Financial, Inc.	87,403	1,772,533
Webster Financial Corp.	358,600	18,116,472
WesBanco, Inc.	267,025	9,078,850
Westamerica BanCorp	106,505	6,043,094
Western Alliance Bancorp	411,375	40,133,745
Wintrust Financial Corp.	226,186	16,927,760
WSFS Financial Corp.	188,536	8,561,420
		1,415,891,345

Capital Goods 11.0%
AAON, Inc.	162,220	11,048,804
AAR Corp. *	131,647	4,456,251
Advanced Drainage Systems, Inc.	199,229	22,741,990
Advent Technologies Holdings, Inc. *(a)	138,282	1,023,287
AECOM *	581,592	38,129,171
Aerojet Rocketdyne Holdings, Inc.	296,621	12,315,704
AeroVironment, Inc. *	89,001	9,110,142
Air Lease Corp.	425,454	16,907,542
Alamo Group, Inc.	39,256	6,085,073
Albany International Corp., Class A	121,706	9,533,231
Altra Industrial Motion Corp.	241,530	14,143,997
Ameresco, Inc., Class A *	92,274	6,380,747
American Woodmark Corp. *	67,436	4,751,541
API Group Corp. *	617,051	14,309,413
Apogee Enterprises, Inc.	102,207	4,392,857
Applied Industrial Technologies, Inc.	154,103	13,685,887
Arcosa, Inc.	191,021	9,707,687
Argan, Inc.	59,350	2,747,905
Armstrong World Industries, Inc.	189,898	19,736,099
Array Technologies, Inc. *	433,044	8,258,149
Astec Industries, Inc.	90,145	5,511,465
Astronics Corp. *	97,646	1,304,551
Atkore, Inc. *	186,335	17,286,298
Axon Enterprise, Inc. *	257,087	46,756,413
AZEK Co., Inc. *	558,541	23,732,407
AZZ, Inc.	99,127	5,308,251
Babcock & Wilcox Enterprises, Inc. *	265,037	1,934,770
Barnes Group, Inc.	184,784	8,808,653
Beacon Roofing Supply, Inc. *	218,843	11,266,038
Bloom Energy Corp., Class A *	481,762	10,319,342
Boise Cascade Co.	155,953	9,021,881
Builders FirstSource, Inc. *	823,232	43,870,033
BWX Technologies, Inc.	377,321	21,669,545
Byrna Technologies, Inc. *	51,905	1,519,778
CAI International, Inc.	64,206	3,593,610
ChargePoint Holdings, Inc. *(a)	642,857	13,596,426
Chart Industries, Inc. *	141,142	26,588,330
CIRCOR International, Inc. *	80,811	2,888,993
Colfax Corp. *	467,934	22,540,381

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Columbus McKinnon Corp.	112,441	5,177,908
Comfort Systems USA, Inc.	143,880	10,932,002
Construction Partners, Inc., Class A *	141,628	4,740,289
Cornerstone Building Brands, Inc. *	168,419	2,799,124
Crane Co.	196,852	20,033,628
CSW Industrials, Inc.	54,763	7,271,979
Curtiss-Wright Corp.	162,315	19,766,721
Desktop Metal, Inc., Class A *(a)	577,654	4,794,528
Douglas Dynamics, Inc.	90,990	3,615,943
DXP Enterprises, Inc. *	70,053	2,100,189
Dycom Industries, Inc. *	122,065	9,195,156
EMCOR Group, Inc.	216,352	26,286,768
Encore Wire Corp.	81,797	6,953,563
Energy Recovery, Inc. *	164,246	3,355,546
Enerpac Tool Group Corp.	238,470	5,999,905
EnerSys	169,776	14,361,352
EnPro Industries, Inc.	81,692	6,985,483
Eos Energy Enterprises, Inc. *(a)	131,459	1,698,450
ESCO Technologies, Inc.	103,242	9,304,169
Evoqua Water Technologies Corp. *	475,533	18,507,744
Federal Signal Corp.	240,072	9,754,125
Flowserve Corp.	516,692	20,083,818
Fluor Corp. *	498,846	8,310,774
Franklin Electric Co., Inc.	152,952	12,997,861
FTC Solar, Inc. *	77,226	837,902
FuelCell Energy, Inc. *	1,278,731	7,979,281
Gates Industrial Corp. plc *	370,190	6,063,712
GATX Corp.	140,338	12,866,188
Gibraltar Industries, Inc. *	129,405	9,661,377
Global Industrial Co.	63,788	2,455,200
GMS, Inc. *	169,970	8,398,218
GrafTech International Ltd.	636,028	7,040,830
Graham Corp.	38,795	465,540
Granite Construction, Inc.	181,566	7,360,686
Great Lakes Dredge & Dock Corp. *	259,694	3,923,976
Griffon Corp.	179,915	4,353,943
H&E Equipment Services, Inc.	126,107	4,293,943
Helios Technologies, Inc.	121,438	9,911,770
Herc Holdings, Inc. *	98,596	12,960,444
Hexcel Corp. *	332,173	18,837,531
Hillenbrand, Inc.	298,415	13,852,424
Hydrofarm Holdings Group, Inc. *	56,764	2,869,988
Hyliion Holdings Corp. *(a)	395,284	3,490,358
Hyster-Yale Materials Handling, Inc.	38,603	2,262,522
IES Holdings, Inc. *	82,654	4,041,781
Insteel Industries, Inc.	76,719	2,838,603
ITT, Inc.	342,016	32,720,671
JELD-WEN Holding, Inc. *	365,591	10,068,376
John Bean Technologies Corp.	125,921	18,370,615
Kadant, Inc.	45,902	9,599,026
Kaman Corp.	110,234	4,307,945
Kennametal, Inc.	331,500	12,325,170
Kratos Defense & Security Solutions, Inc. *	490,912	12,135,345
L.B. Foster Co., Class A *	39,081	666,331
Lindsay Corp.	43,227	7,121,648
Lydall, Inc. *	68,733	4,260,071
Masonite International Corp. *	97,159	11,627,989
MasTec, Inc. *	224,608	20,538,156
Matrix Service Co. *	104,362	1,177,203
Maxar Technologies, Inc.	284,943	9,058,338
McGrath RentCorp	95,973	6,696,996
Mercury Systems, Inc. *	222,679	11,218,568
Meritor, Inc. *	287,831	6,827,351
Moog, Inc., Class A	116,087	9,221,951
MRC Global, Inc. *	227,094	1,862,171
MSC Industrial Direct Co., Inc., Class A	186,275	15,686,218
Mueller Industries, Inc.	226,683	10,112,329
Security	Number of Shares	Value ($)
Mueller Water Products, Inc., Class A	628,746	10,449,759
MYR Group, Inc. *	66,715	6,939,027
National Presto Industries, Inc.	20,624	1,722,929
NN, Inc. *	167,867	913,196
NOW, Inc. *	437,203	3,357,719
NV5 Global, Inc. *	49,307	5,209,285
nVent Electric plc	664,927	22,846,892
Omega Flex, Inc.	11,921	1,811,992
Oshkosh Corp.	272,848	31,262,924
PAE, Inc. *	249,257	1,667,529
Park Aerospace Corp.	74,229	1,082,259
Park-Ohio Holdings Corp.	32,603	840,505
Parsons Corp. *	93,390	3,308,808
PGT Innovations, Inc. *	236,250	5,015,587
Plug Power, Inc. *	2,032,091	52,956,291
Powell Industries, Inc.	34,954	884,336
Preformed Line Products Co.	9,918	695,450
Primoris Services Corp.	200,270	5,146,939
Proto Labs, Inc. *	109,786	8,141,730
Quanex Building Products Corp.	133,299	3,140,524
Raven Industries, Inc. *	142,449	8,311,899
RBC Bearings, Inc. *	100,294	23,220,067
Regal Beloit Corp.	161,097	24,071,114
Resideo Technologies, Inc. *	570,504	18,393,049
REV Group, Inc.	109,318	1,777,511
Rexnord Corp.	475,952	28,918,843
Romeo Power, Inc. *(a)	355,285	1,730,238
Rush Enterprises, Inc., Class A	170,066	7,499,911
Rush Enterprises, Inc., Class B	29,377	1,245,291
Shoals Technologies Group, Inc., Class A *	367,261	11,961,691
Shyft Group, Inc.	127,465	5,609,735
Simpson Manufacturing Co., Inc.	172,197	19,484,091
SiteOne Landscape Supply, Inc. *	176,607	35,339,061
Spirit AeroSystems Holdings, Inc., Class A	418,127	16,407,303
SPX Corp. *	179,435	11,211,099
SPX FLOW, Inc.	167,470	13,486,359
Standex International Corp.	48,639	4,826,934
Stem, Inc. *	434,272	10,852,457
Sunrun, Inc. *	638,867	28,269,865
Tennant Co.	73,830	5,461,943
Terex Corp.	276,836	14,132,478
The Gorman-Rupp Co.	74,585	2,615,696
The Greenbrier Cos., Inc.	130,142	5,739,262
The Manitowoc Co., Inc. *	137,265	3,328,676
The Timken Co.	271,192	19,943,460
Thermon Group Holdings, Inc. *	131,454	2,195,282
Titan International, Inc. *	198,168	1,646,776
Titan Machinery, Inc. *	75,032	2,154,919
TPI Composites, Inc. *	129,551	4,703,997
TriMas Corp. *	171,235	5,498,356
Trinity Industries, Inc.	320,862	9,314,624
Triton International Ltd.	264,485	14,472,619
Triumph Group, Inc. *	241,785	4,463,351
Tutor Perini Corp. *	161,642	2,330,878
UFP Industries, Inc.	245,239	18,412,544
Univar Solutions, Inc. *	672,602	15,880,133
Valmont Industries, Inc.	84,248	20,965,957
Veritiv Corp. *	48,466	4,345,946
Vertiv Holdings Co.	980,322	27,615,671
Vicor Corp. *	84,365	10,408,110
View, Inc. *(a)	239,995	1,202,375
Virgin Galactic Holdings, Inc. *(a)	525,078	14,234,865
Wabash National Corp.	205,783	3,197,868
Watts Water Technologies, Inc., Class A	109,642	18,811,278
Welbilt, Inc. *	512,172	11,984,825

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
WESCO International, Inc. *	175,097	20,489,851
WillScot Mobile Mini Holdings Corp. *	798,439	23,633,794
		1,833,574,085

Commercial & Professional Services 3.0%
ABM Industries, Inc.	266,119	13,178,213
Acacia Research Corp. *	197,192	1,200,899
ACCO Brands Corp.	378,842	3,549,749
ASGN, Inc. *	210,951	23,666,593
Barrett Business Services, Inc.	29,990	2,324,225
Brady Corp., Class A	192,472	10,264,532
BrightView Holdings, Inc. *	119,911	1,838,236
CACI International, Inc., Class A *	93,409	24,056,554
Casella Waste Systems, Inc., Class A *	189,818	14,044,634
CBIZ, Inc. *	211,002	7,197,278
Cimpress plc *	77,440	7,355,251
Clean Harbors, Inc. *	199,071	20,428,666
CoreCivic, Inc. *	476,957	4,636,022
Covanta Holding Corp.	469,439	9,412,252
Deluxe Corp.	167,400	6,419,790
Driven Brands Holdings, Inc. *	172,682	5,159,738
Ennis, Inc.	102,955	1,998,357
Exponent, Inc.	206,669	24,159,606
Forrester Research, Inc. *	43,707	2,078,268
Franklin Covey Co. *	40,471	1,759,274
FTI Consulting, Inc. *	135,694	18,957,809
GP Strategies Corp. *	51,857	1,072,403
Harsco Corp. *	313,966	5,726,740
Healthcare Services Group, Inc.	296,332	7,752,045
Heidrick & Struggles International, Inc.	77,148	3,334,337
Heritage-Crystal Clean, Inc. *	61,103	1,804,983
Herman Miller, Inc.	292,662	12,300,584
HNI Corp.	172,705	6,543,792
Huron Consulting Group, Inc. *	89,539	4,420,540
ICF International, Inc.	67,209	6,294,795
Insperity, Inc.	142,640	15,738,898
Interface, Inc.	234,280	3,368,946
KAR Auction Services, Inc. *	494,903	8,368,810
KBR, Inc.	562,108	21,888,485
Kelly Services, Inc., Class A	132,951	2,584,567
Kforce, Inc.	76,509	4,469,656
Kimball International, Inc., Class B	146,949	1,832,454
Korn Ferry	214,150	15,138,263
ManTech International Corp., Class A	108,717	8,607,125
Matthews International Corp., Class A	125,635	4,652,264
Mistras Group, Inc. *	69,572	738,159
MSA Safety, Inc.	144,447	23,521,749
NL Industries, Inc.	32,321	221,076
Pitney Bowes, Inc.	696,076	5,199,688
Quad/Graphics, Inc. *	132,202	547,316
Resources Connection, Inc.	122,371	1,933,462
Science Applications International Corp.	229,871	19,362,034
SP Plus Corp. *	91,817	2,973,953
Steelcase, Inc., Class A	362,301	5,104,821
Team, Inc. *	119,749	536,475
Tetra Tech, Inc.	215,248	30,961,272
The Brink's Co.	197,330	15,423,313
TriNet Group, Inc. *	156,747	14,433,264
TrueBlue, Inc. *	140,689	3,845,030
UniFirst Corp.	60,421	13,840,638
Upwork, Inc. *	365,170	16,326,751
US Ecology, Inc. *	124,947	4,479,350
Viad Corp. *	81,203	3,507,158
Vidler Water Resouces, Inc. *	72,981	1,086,687
VSE Corp.	40,514	2,025,295
		505,653,124

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 4.3%
Acushnet Holdings Corp.	135,181	6,753,643
American Outdoor Brands, Inc. *	55,451	1,543,201
AMMO, Inc. *(a)	306,574	2,253,319
Beazer Homes USA, Inc. *	117,284	2,194,384
Brunswick Corp.	309,594	29,990,371
Callaway Golf Co. *	461,044	12,936,895
Capri Holdings Ltd. *	601,624	33,997,772
Carter's, Inc.	174,285	17,843,298
Casper Sleep, Inc. *	97,841	487,248
Cavco Industries, Inc. *	33,814	8,639,477
Century Communities, Inc.	116,359	8,156,766
Columbia Sportswear Co.	121,156	12,359,124
Crocs, Inc. *	258,618	36,935,823
Deckers Outdoor Corp. *	110,402	46,197,717
Dream Finders Homes, Inc., Class A *(a)	40,028	832,582
Ethan Allen Interiors, Inc.	86,987	2,089,428
Fossil Group, Inc. *	187,231	2,508,895
G-III Apparel Group Ltd. *	172,640	5,339,755
GoPro, Inc., Class A *	497,049	4,955,579
Green Brick Partners, Inc. *	191,141	4,776,614
Hayward Holdings, Inc. *	164,357	3,443,279
Helen of Troy Ltd. *	96,943	23,187,796
Installed Building Products, Inc.	89,472	11,110,633
iRobot Corp. *(a)	111,379	9,035,064
Johnson Outdoors, Inc., Class A	28,582	3,280,928
KB Home	352,296	15,159,297
Kontoor Brands, Inc.	187,463	10,115,503
La-Z-Boy, Inc.	183,640	6,429,236
Latham Group, Inc. *	80,870	1,776,714
Legacy Housing Corp. *	35,276	691,410
Levi Strauss & Co., Class A	330,101	8,651,947
LGI Homes, Inc. *	87,035	13,954,322
M.D.C Holdings, Inc.	220,170	11,503,882
M/I Homes, Inc. *	115,782	7,455,203
Malibu Boats, Inc., Class A *	82,664	5,918,742
Marine Products Corp.	117,728	1,669,383
Mattel, Inc. *	1,383,408	29,535,761
Meritage Homes Corp. *	150,086	16,740,592
Movado Group, Inc.	66,928	2,418,778
Oxford Industries, Inc.	66,966	6,047,030
Purple Innovation, Inc. *	241,880	5,901,872
PVH Corp. *	283,561	29,714,357
Ralph Lauren Corp.	191,877	22,282,676
Skechers U.S.A., Inc., Class A *	533,231	26,890,839
Skyline Champion Corp. *	206,672	12,962,468
Smith & Wesson Brands, Inc.	211,164	5,095,387
Sonos, Inc. *	390,307	15,506,897
Steven Madden Ltd.	305,384	12,358,890
Sturm Ruger & Co., Inc.	69,710	5,450,625
Taylor Morrison Home Corp., Class A *	511,586	14,370,451
Tempur Sealy International, Inc.	726,577	32,477,992
TopBuild Corp. *	131,595	28,791,670
Tri Pointe Homes, Inc. *	469,800	11,167,146
Tupperware Brands Corp. *	196,996	4,702,295
Unifi, Inc. *	59,225	1,376,389
Universal Electronics, Inc. *	54,613	2,759,049
Vera Bradley, Inc. *	89,219	1,022,450
Vista Outdoor, Inc. *	229,056	9,356,938
Vizio Holding Corp., Class A *(a)	47,020	959,678
Wolverine World Wide, Inc.	328,450	11,778,217
YETI Holdings, Inc. *	297,466	29,550,272
		713,393,949

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Consumer Services 4.1%
2U, Inc. *	295,067	10,926,331
Accel Entertainment, Inc. *	214,914	2,475,809
Adtalem Global Education, Inc. *	196,040	7,253,480
American Public Education, Inc. *	74,431	1,957,535
Bally's Corp. *	117,817	5,919,126
Biglari Holdings, Inc., Class A *	236	206,171
Biglari Holdings, Inc., Class B *	3,755	656,562
BJ's Restaurants, Inc. *	92,132	3,939,564
Bloomin' Brands, Inc. *	320,940	8,597,983
Bluegreen Vacations Holding Corp. *	59,502	1,362,001
Boyd Gaming Corp. *	320,138	19,646,869
Brinker International, Inc. *	181,432	9,664,883
Caesars Entertainment, Inc. *	829,038	84,255,132
Carriage Services, Inc.	65,578	3,031,671
Carrols Restaurant Group, Inc.	138,722	575,696
Choice Hotels International, Inc.	114,563	13,674,240
Churchill Downs, Inc.	137,783	29,003,321
Chuy's Holdings, Inc. *	78,652	2,537,314
Coursera, Inc. *	64,334	2,474,929
Cracker Barrel Old Country Store, Inc.	94,071	13,506,714
Dave & Buster's Entertainment, Inc. *	189,509	7,091,427
Denny's Corp. *	254,456	4,208,702
Diamond Resorts International, Inc. - Escrow *(a)(b)	82,246	20,909
Dine Brands Global, Inc. *	68,051	5,629,179
El Pollo Loco Holdings, Inc. *	74,855	1,357,870
Everi Holdings, Inc. *	349,918	7,960,634
Fiesta Restaurant Group, Inc. *	68,825	826,588
frontdoor, Inc. *	339,915	14,827,092
GAN Ltd. *	53,004	906,368
Golden Entertainment, Inc. *	75,511	3,603,385
Golden Nugget Online Gaming, Inc. *	162,246	3,504,514
Graham Holdings Co., Class B	16,079	9,917,688
Grand Canyon Education, Inc. *	183,787	16,382,773
H&R Block, Inc.	719,666	18,459,433
Hilton Grand Vacations, Inc. *	339,337	14,825,634
Houghton Mifflin Harcourt Co. *	503,253	6,778,818
Hyatt Hotels Corp., Class A *	150,025	11,040,340
Jack in the Box, Inc.	88,142	9,339,526
Laureate Education, Inc., Class A *	431,139	6,868,044
Lindblad Expeditions Holdings, Inc. *	121,668	1,789,736
Marriott Vacations Worldwide Corp. *	169,673	25,374,597
Monarch Casino & Resort, Inc. *	51,453	3,260,577
Noodles & Co. *	117,438	1,478,544
OneSpaWorld Holdings Ltd. *	217,851	2,287,435
Papa John's International, Inc.	131,147	16,725,177
Penn National Gaming, Inc. *	590,376	47,879,494
Perdoceo Education Corp. *	279,436	3,068,207
Planet Fitness, Inc., Class A *	330,902	26,902,333
Playa Hotels & Resorts N.V. *	378,734	2,768,546
PlayAGS, Inc. *	150,230	1,230,384
Red Rock Resorts, Inc., Class A *	258,995	12,123,556
Regis Corp. *	95,631	518,320
Rush Street Interactive, Inc. *	234,326	3,486,771
Ruth's Hospitality Group, Inc. *	126,560	2,593,214
Scientific Games Corp., Class A *	224,911	16,272,311
SeaWorld Entertainment, Inc. *	203,810	10,025,414
Shake Shack, Inc., Class A *	144,160	12,505,880
Six Flags Entertainment Corp. *	301,417	12,731,854
Strategic Education, Inc.	97,710	7,648,739
Stride, Inc. *	164,727	5,640,252
Target Hospitality Corp. *	108,516	431,894
Texas Roadhouse, Inc.	260,904	24,785,880
The Cheesecake Factory, Inc. *	182,470	8,512,225
The Wendy's Co.	702,339	16,167,844
Travel & Leisure Co.	341,847	18,719,542
Security	Number of Shares	Value ($)
Vivint Smart Home, Inc. *	181,298	2,211,836
Wingstop, Inc.	117,896	20,269,859
WW International, Inc. *	190,243	4,118,761
		676,743,437

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	165,469	28,147,932
Alerus Financial Corp.	57,787	1,725,520
Apollo Commercial Real Estate Finance, Inc.	510,330	7,935,631
Arbor Realty Trust, Inc.	490,627	8,968,662
Ares Management Corp., Class A	438,510	33,844,202
ARMOUR Residential REIT, Inc.	281,910	3,061,543
Artisan Partners Asset Management, Inc., Class A	240,876	12,515,917
Assetmark Financial Holdings, Inc. *	68,865	1,850,403
B. Riley Financial, Inc.	70,078	4,592,912
BGC Partners, Inc., Class A	1,342,317	6,912,933
Blackstone Mortgage Trust, Inc., Class A	583,019	19,128,853
Blucora, Inc. *	191,986	3,150,490
Brightsphere Investment Group, Inc.	236,093	6,419,369
BrightSpire Capital, Inc.	319,191	3,198,294
Broadmark Realty Capital, Inc.	493,740	5,189,207
Cannae Holdings, Inc. *	341,632	10,904,893
Capstead Mortgage Corp.	381,976	2,631,815
Chimera Investment Corp.	914,396	14,008,547
Cohen & Steers, Inc.	93,746	8,222,462
Cowen, Inc., Class A	106,530	3,839,341
Curo Group Holdings Corp.	70,201	1,149,190
Diamond Hill Investment Group, Inc.	11,535	2,111,251
Donnelley Financial Solutions, Inc. *	118,140	3,939,969
Dynex Capital, Inc.	122,579	2,177,003
Ellington Financial, Inc.	173,582	3,214,739
Encore Capital Group, Inc. *	122,983	6,051,993
Enova International, Inc. *	146,190	4,821,346
Evercore, Inc., Class A	162,382	22,675,022
EZCORP, Inc., Class A *	209,740	1,445,109
Federated Hermes, Inc.	370,942	12,548,968
FirstCash, Inc.	162,689	13,940,820
Focus Financial Partners, Inc., Class A *	199,010	10,324,639
Granite Point Mortgage Trust, Inc.	218,763	3,010,179
Green Dot Corp., Class A *	215,817	11,274,280
Greenhill & Co., Inc.	59,108	871,252
Hamilton Lane, Inc., Class A	128,033	11,019,800
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	312,057	18,838,881
Houlihan Lokey, Inc.	203,793	18,382,129
Interactive Brokers Group, Inc., Class A	320,480	20,715,827
Invesco Mortgage Capital, Inc.	1,121,949	3,500,481
Janus Henderson Group plc	678,182	29,405,971
KKR Real Estate Finance Trust, Inc.	107,949	2,302,552
Ladder Capital Corp., Class A	501,092	5,717,460
Lazard Ltd., Class A	447,159	21,195,337
LendingClub Corp. *	385,356	11,969,157
LendingTree, Inc. *	43,760	7,291,729
LPL Financial Holdings, Inc.	317,489	46,940,749
MFA Financial, Inc.	1,750,813	8,403,902
Moelis & Co., Class A	243,140	15,062,523
Navient Corp.	712,013	16,525,822
Nelnet, Inc., Class A	83,657	6,766,178
New Residential Investment Corp.	1,850,873	20,211,533
New York Mortgage Trust, Inc.	1,504,112	6,648,175
OneMain Holdings, Inc.	421,382	24,368,521
Open Lending Corp., Class A *	385,397	14,248,127
Oportun Financial Corp. *	69,955	1,766,364
PennyMac Mortgage Investment Trust	388,227	7,535,486

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Piper Sandler Cos.	57,168	8,170,451
PJT Partners, Inc., Class A	97,573	7,706,316
PRA Group, Inc. *	181,615	7,627,830
PROG Holdings, Inc.	267,111	12,639,692
Ready Capital Corp.	228,850	3,503,693
Redwood Trust, Inc.	448,425	5,591,860
Safeguard Scientifics, Inc. *	83,624	655,612
SLM Corp.	1,280,624	24,011,700
StepStone Group, Inc., Class A	107,759	5,158,423
Stifel Financial Corp.	417,691	28,862,448
StoneX Group, Inc. *	66,053	4,603,234
TPG RE Finance Trust, Inc.	238,059	2,999,543
Tradeweb Markets, Inc., Class A	416,100	36,204,861
Two Harbors Investment Corp.	1,242,484	8,200,394
Upstart Holdings, Inc. *	66,965	15,343,021
Virtu Financial, Inc., Class A	312,883	7,659,376
Virtus Investment Partners, Inc.	28,470	8,902,569
Western Asset Mortgage Capital Corp.	249,784	694,399
WisdomTree Investments, Inc.	444,888	2,807,243
World Acceptance Corp. *	15,540	2,950,580
		798,914,635

Energy 2.7%
Antero Midstream Corp.	1,136,040	10,917,344
Antero Resources Corp. *	1,101,460	15,112,031
Arch Resources, Inc. *	60,474	4,577,277
Archrock, Inc.	513,293	3,942,090
Berry Corp.	265,872	1,595,232
Bonanza Creek Energy, Inc.	75,562	2,937,851
Brigham Minerals, Inc., Class A	148,636	2,841,920
Bristow Group, Inc. *	91,844	2,898,597
Cactus, Inc., Class A	215,678	8,090,082
Callon Petroleum Co. *	183,473	6,269,272
Centennial Resource Development, Inc., Class A *	731,044	3,728,324
ChampionX Corp. *	742,892	17,331,670
Cimarex Energy Co.	408,881	26,258,338
Clean Energy Fuels Corp. *	459,875	3,646,809
CNX Resources Corp. *	873,702	9,925,255
Comstock Resources, Inc. *	221,439	1,308,704
CONSOL Energy, Inc. *	119,261	2,722,729
Core Laboratories N.V.	183,626	5,060,733
CVR Energy, Inc.	114,901	1,654,574
Delek US Holdings, Inc. *	287,143	4,913,017
Denbury, Inc. *	198,363	13,950,870
DMC Global, Inc. *	74,131	2,977,842
Dorian LPG Ltd.	107,701	1,423,807
Dril-Quip, Inc. *	140,447	3,412,862
EQT Corp. *	1,106,782	20,287,314
Equitrans Midstream Corp.	1,612,517	14,077,273
Exterran Corp. *	104,389	414,424
Falcon Minerals Corp.	153,373	680,976
Frank's International N.V. *(a)	489,417	1,409,521
Green Plains, Inc.	185,111	6,497,396
Helix Energy Solutions Group, Inc. *	561,945	2,112,913
Helmerich & Payne, Inc.	431,040	11,603,597
International Seaways, Inc.	166,146	2,857,711
Kosmos Energy Ltd. *	1,618,555	3,819,790
Laredo Petroleum, Inc. *	38,303	2,069,511
Liberty Oilfield Services, Inc., Class A *	346,457	3,540,791
Magnolia Oil & Gas Corp., Class A	577,782	9,059,622
Matador Resources Co.	435,405	12,517,894
Murphy Oil Corp.	574,980	12,224,075
Nabors Industries Ltd. *	25,866	2,181,538
NACCO Industries, Inc., Class A	16,044	399,656
New Fortress Energy, Inc.	196,234	5,763,393
Newpark Resources, Inc. *	358,872	940,245
Security	Number of Shares	Value ($)
NextDecade Corp. *	453,844	1,506,762
NexTier Oilfield Solutions, Inc. *	640,999	2,307,596
Northern Oil and Gas, Inc.	184,433	3,061,588
Oasis Petroleum, Inc.	79,667	6,898,366
Oceaneering International, Inc. *	395,639	4,866,360
Oil States International, Inc. *	244,468	1,432,582
Overseas Shipholding Group, Inc., Class A *	293,927	770,089
Ovintiv, Inc.	1,035,046	28,215,354
Par Pacific Holdings, Inc. *	176,609	2,912,282
Patterson-UTI Energy, Inc.	744,756	5,779,307
PBF Energy, Inc., Class A *	381,300	3,965,520
PDC Energy, Inc.	394,013	16,450,043
Peabody Energy Corp. *	272,902	4,360,974
Penn Virginia Corp. *	61,614	1,275,410
ProPetro Holding Corp. *	324,561	2,512,102
Range Resources Corp. *	1,029,365	15,049,316
Renewable Energy Group, Inc. *	188,935	9,148,233
REX American Resources Corp. *	20,822	1,764,873
RPC, Inc. *	227,331	870,678
Select Energy Services, Inc., Class A *	254,701	1,362,650
SM Energy Co.	434,459	8,298,167
Southwestern Energy Co. *	2,576,961	11,725,173
Talos Energy, Inc. *	126,409	1,567,472
TechnipFMC plc *	1,680,096	11,139,036
Tellurian, Inc. *	843,276	2,690,050
Tidewater, Inc. *	161,605	1,858,458
Transocean Ltd. *	2,301,314	8,192,678
US Silica Holdings, Inc. *	294,811	2,588,441
Vine Energy, Inc., Class A *	92,415	1,374,211
W&T Offshore, Inc. *	369,644	1,205,039
Whiting Petroleum Corp. *	154,874	7,271,334
World Fuel Services Corp.	250,884	8,118,606
		450,493,620

Food & Staples Retailing 0.9%
Albertsons Cos., Inc., Class A (a)	185,070	5,618,725
BJ's Wholesale Club Holdings, Inc. *	543,790	30,811,141
Casey's General Stores, Inc.	146,812	30,031,863
Grocery Outlet Holding Corp. *	345,340	8,989,200
Ingles Markets, Inc., Class A	56,515	3,836,803
Natural Grocers by Vitamin Cottage, Inc.	48,327	584,273
Performance Food Group Co. *	530,559	26,644,673
PriceSmart, Inc.	92,639	7,838,186
Rite Aid Corp. *	218,535	3,876,811
SpartanNash Co.	143,535	3,086,003
Sprouts Farmers Market, Inc. *	468,961	11,677,129
The Andersons, Inc.	124,479	3,781,672
The Chefs' Warehouse, Inc. *	129,712	3,921,194
United Natural Foods, Inc. *	223,243	8,215,342
Village Super Market, Inc., Class A	33,914	759,335
Weis Markets, Inc.	65,061	3,705,224
		153,377,574

Food, Beverage & Tobacco 1.6%
Alico, Inc.	18,629	695,421
AppHarvest, Inc. *(a)	241,804	2,031,154
B&G Foods, Inc. (a)	256,835	7,797,511
Cal-Maine Foods, Inc.	148,621	5,374,135
Calavo Growers, Inc.	66,032	3,098,221
Celsius Holdings, Inc. *	131,250	10,731,000
Coca-Cola Consolidated, Inc.	18,518	7,521,271
Darling Ingredients, Inc. *	648,436	48,308,482
Flowers Foods, Inc.	781,226	18,850,983
Fresh Del Monte Produce, Inc.	120,781	3,971,279

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Freshpet, Inc. *	171,581	21,986,389
Hostess Brands, Inc. *	521,001	8,315,176
J&J Snack Foods Corp.	59,630	9,765,009
John B Sanfilippo & Son, Inc.	35,297	2,999,892
Laird Superfood, Inc. *(a)	11,260	224,412
Lancaster Colony Corp.	77,586	13,751,343
Landec Corp. *	101,774	1,102,212
Limoneira Co.	59,566	979,861
MGP Ingredients, Inc.	52,226	3,410,358
Mission Produce, Inc. *	32,846	681,226
National Beverage Corp.	92,463	4,304,153
Pilgrim's Pride Corp. *	193,679	5,392,023
Sanderson Farms, Inc.	78,786	15,481,449
Seaboard Corp.	1,005	4,275,873
Seneca Foods Corp., Class A *	30,355	1,486,484
Simply Good Foods Co. *	334,243	11,905,736
Tattooed Chef, Inc. *(a)	151,035	3,197,411
The Duckhorn Portfolio, Inc. *	77,249	1,660,081
The Hain Celestial Group, Inc. *	324,399	12,135,767
Tootsie Roll Industries, Inc.	69,828	2,210,056
TreeHouse Foods, Inc. *	223,017	8,356,447
Turning Point Brands, Inc.	46,876	2,332,550
Universal Corp.	97,247	4,920,698
Utz Brands, Inc.	215,498	4,184,971
Vector Group Ltd.	507,820	7,627,456
Vital Farms, Inc. *	62,311	1,120,352
		262,186,842

Health Care Equipment & Services 6.6%
1Life Healthcare, Inc. *	310,097	7,600,477
Acadia Healthcare Co., Inc. *	355,902	23,532,240
Accelerate Diagnostics, Inc. *(a)	132,194	826,212
Accolade, Inc. *	65,092	3,084,059
Accuray, Inc. *	367,393	1,495,289
Acutus Medical, Inc. *	42,241	540,262
AdaptHealth Corp. *	378,953	9,110,030
Addus HomeCare Corp. *	59,862	5,382,791
Agiliti, Inc. *	107,982	2,303,256
Alignment Healthcare, Inc. *	110,893	1,959,479
Allscripts Healthcare Solutions, Inc. *	559,834	8,599,050
Amedisys, Inc. *	129,414	23,740,998
American Well Corp., Class A *	231,749	2,482,032
AMN Healthcare Services, Inc. *	187,440	21,278,189
AngioDynamics, Inc. *	151,205	4,279,101
Apollo Medical Holdings, Inc. *	52,321	3,971,687
Apria, Inc. *	29,588	1,055,404
AtriCure, Inc. *	180,916	13,319,036
Atrion Corp.	5,644	3,917,275
Avanos Medical, Inc. *	190,561	6,288,513
Aveanna Healthcare Holdings, Inc. *	152,611	1,440,648
AxoGen, Inc. *	141,463	2,413,359
Axonics, Inc. *	136,771	10,255,090
Biodesix, Inc. *	15,432	139,197
BioLife Solutions, Inc. *	124,781	7,282,219
Bioventus, Inc., Class A *	32,856	476,741
Brookdale Senior Living, Inc. *	734,359	5,360,821
Butterfly Network, Inc. *(a)	516,459	6,383,433
Cardiovascular Systems, Inc. *	159,193	5,697,517
Castle Biosciences, Inc. *	73,465	5,636,969
Castlight Health, Inc., Class B *	372,405	674,053
Certara, Inc. *	157,719	5,294,627
Cerus Corp. *	680,414	4,388,670
Change Healthcare, Inc. *	906,566	19,790,336
Clover Health Investments Corp. *(a)	440,888	3,782,819
Community Health Systems, Inc. *	492,022	6,056,791
Computer Programs & Systems, Inc. *	51,340	1,826,164
CONMED Corp.	115,318	15,145,866
Security	Number of Shares	Value ($)
CorVel Corp. *	36,091	5,948,158
Covetrus, Inc. *	395,422	8,932,583
CryoLife, Inc. *	155,030	4,067,987
CryoPort, Inc. *	181,135	11,514,752
Eargo, Inc. *	41,697	834,357
Envista Holdings Corp. *	637,528	27,279,823
Evolent Health, Inc., Class A *	313,720	7,704,963
Fulgent Genetics, Inc. *(a)	70,119	6,397,658
Glaukos Corp. *	183,516	10,943,059
Globus Medical, Inc., Class A *	308,387	25,164,379
GoodRx Holdings, Inc., Class A *(a)	247,837	9,422,763
Hanger, Inc. *	154,545	3,690,535
Health Catalyst, Inc. *	148,970	8,135,252
HealthEquity, Inc. *	330,648	21,217,682
HealthStream, Inc. *	100,130	3,042,951
Heska Corp. *	39,257	10,414,882
Hims & Hers Health, Inc. *	260,919	2,056,042
ICU Medical, Inc. *	78,224	15,593,954
Inari Medical, Inc. *	33,344	2,729,540
Innovage Holding Corp. *	69,533	1,045,081
Inogen, Inc. *	73,652	4,359,462
Inovalon Holdings, Inc., Class A *	308,632	12,607,617
Inspire Medical Systems, Inc. *	107,947	24,132,631
Integer Holdings Corp. *	130,721	12,913,928
Integra LifeSciences Holdings Corp. *	281,618	21,186,122
Intersect ENT, Inc. *	132,185	3,596,754
Invacare Corp. *	140,137	1,185,559
iRhythm Technologies, Inc. *	116,179	5,553,356
Lantheus Holdings, Inc. *	267,584	7,056,190
LeMaitre Vascular, Inc.	67,703	3,833,344
LHC Group, Inc. *	125,868	23,507,108
LivaNova plc *	208,273	17,222,094
Lucira Health, Inc. *(a)	36,760	335,619
Magellan Health, Inc. *	92,903	8,790,482
MEDNAX, Inc. *	341,797	10,975,102
Meridian Bioscience, Inc. *	171,776	3,476,746
Merit Medical Systems, Inc. *	195,352	14,020,413
Mesa Laboratories, Inc.	19,365	5,168,906
ModivCare, Inc. *	48,367	9,540,874
Multiplan Corp. *	1,033,206	6,199,236
National HealthCare Corp.	48,811	3,604,692
National Research Corp.	53,456	2,886,624
Natus Medical, Inc. *	135,108	3,583,064
Neogen Corp. *	425,845	18,643,494
Nevro Corp. *	138,307	16,873,454
NextGen Healthcare, Inc. *	220,676	3,367,516
Novocure Ltd. *	340,857	45,746,418
NuVasive, Inc. *	204,767	12,724,221
Omnicell, Inc. *	171,677	26,656,288
Ontrak, Inc. *	31,615	383,174
Option Care Health, Inc. *	478,065	12,788,239
OraSure Technologies, Inc. *	285,271	3,123,717
Ortho Clinical Diagnostics Holdings plc *	316,720	6,473,757
Orthofix Medical, Inc. *	77,532	3,287,357
OrthoPediatrics Corp. *	53,732	3,766,613
Outset Medical, Inc. *	78,735	3,880,848
Owens & Minor, Inc.	298,434	11,125,620
Patterson Cos., Inc.	344,835	10,565,744
PetIQ, Inc. *	95,517	2,478,666
Phreesia, Inc. *	146,104	10,453,741
Premier, Inc., Class A	281,116	10,451,893
Privia Health Group, Inc. *	79,267	2,362,949
Progyny, Inc. *	147,386	8,234,456
Pulmonx Corp. *	41,835	1,681,349
R1 RCM, Inc. *	548,130	10,809,124
RadNet, Inc. *	173,321	5,444,013
Schrodinger, Inc. *	145,926	8,710,323
SeaSpine Holdings Corp. *	116,003	1,946,530

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Select Medical Holdings Corp.	427,899	14,792,468
Shockwave Medical, Inc. *	126,258	27,045,726
SI-BONE, Inc. *	107,264	2,618,314
Signify Health, Inc., Class A *	94,063	2,444,697
Silk Road Medical, Inc. *	136,670	8,101,798
Simulations Plus, Inc.	60,559	2,682,764
SmileDirectClub, Inc. *(a)	351,826	1,935,043
SOC Telemed, Inc. *(a)	233,865	633,774
STAAR Surgical Co. *	186,017	28,734,046
Surgery Partners, Inc. *	121,000	5,953,200
Surmodics, Inc. *	54,978	3,302,528
Tabula Rasa HealthCare, Inc. *	89,590	2,805,063
Tactile Systems Technology, Inc. *	77,735	3,457,653
Talis Biomedical Corp. *	59,876	482,601
Tandem Diabetes Care, Inc. *	248,387	27,861,570
Tenet Healthcare Corp. *	423,533	31,913,212
The Ensign Group, Inc.	204,968	16,739,737
The Pennant Group, Inc. *	101,001	3,087,601
Tivity Health, Inc. *	150,379	3,496,312
TransMedics Group, Inc. *	96,753	3,161,888
Treace Medical Concepts, Inc. *	45,801	1,156,475
Triple-S Management Corp., Class B *	95,460	3,388,830
US Physical Therapy, Inc.	51,081	5,996,909
Vapotherm, Inc. *	86,965	2,404,582
Varex Imaging Corp. *	155,806	4,544,861
ViewRay, Inc. *	480,293	2,900,970
Vocera Communications, Inc. *	136,248	6,606,666
		1,098,911,816

Household & Personal Products 0.7%
BellRing Brands, Inc., Class A *	156,769	5,294,089
Central Garden & Pet Co. *	39,047	1,798,114
Central Garden & Pet Co., Class A *	158,369	6,599,236
Coty, Inc., Class A *	1,124,284	10,984,255
Edgewell Personal Care Co.	215,596	9,119,711
elf Beauty, Inc. *	153,224	4,742,283
Energizer Holdings, Inc.	230,459	9,066,257
Inter Parfums, Inc.	70,290	5,098,836
LifeMD, Inc. *(a)	76,658	604,065
Medifast, Inc.	46,613	10,623,103
Nu Skin Enterprises, Inc., Class A	198,459	10,045,994
Revlon, Inc., Class A *(a)	26,614	303,666
Spectrum Brands Holdings, Inc.	152,151	11,876,907
The Beauty Health Co. *	321,980	8,278,106
The Honest Co., Inc. *	103,338	1,051,981
USANA Health Sciences, Inc. *	45,772	4,441,257
WD-40 Co.	54,309	13,014,066
		112,941,926

Insurance 2.4%
Ambac Financial Group, Inc. *	186,558	2,628,602
American Equity Investment Life Holding Co.	340,677	10,796,054
American National Group, Inc.	36,266	6,981,205
AMERISAFE, Inc.	76,634	4,410,287
Argo Group International Holdings Ltd.	138,068	7,303,797
Assured Guaranty Ltd.	299,088	14,912,528
Axis Capital Holdings Ltd.	319,288	16,337,967
Brighthouse Financial, Inc. *	340,232	16,657,759
BRP Group, Inc., Class A *	184,714	6,954,482
Citizens, Inc. *	197,504	1,179,099
CNO Financial Group, Inc.	521,984	12,767,729
Crawford & Co., Class A	74,487	742,635
Crawford & Co., Class B	36,977	349,433
Donegal Group, Inc., Class A	59,220	891,853
eHealth, Inc. *	103,616	4,004,758
Security	Number of Shares	Value ($)
Employers Holdings, Inc.	113,120	4,657,150
Enstar Group Ltd. *	52,378	12,082,033
First American Financial Corp.	436,191	30,764,551
Genworth Financial, Inc., Class A *	2,010,196	7,538,235
GoHealth, Inc., Class A *	202,087	982,143
Goosehead Insurance, Inc., Class A	66,545	9,767,475
Greenlight Capital Re Ltd., Class A *	109,981	927,140
Horace Mann Educators Corp.	164,505	6,744,705
Independence Holding Co.	32,986	1,648,640
James River Group Holdings Ltd.	147,818	5,438,224
Kemper Corp.	240,727	16,513,872
Kinsale Capital Group, Inc.	85,351	15,521,079
Lemonade, Inc. *(a)	70,619	5,334,559
MBIA, Inc. *	188,594	2,110,367
Mercury General Corp.	105,384	6,292,479
MetroMile, Inc. *(a)	279,927	1,119,708
National Western Life Group, Inc., Class A	9,136	2,025,086
NI Holdings, Inc. *	29,700	579,744
Oscar Health, Inc., Class A *	149,640	2,332,888
Palomar Holdings, Inc. *	86,208	7,741,478
Primerica, Inc.	156,377	23,916,298
ProAssurance Corp.	214,002	5,457,051
RLI Corp.	157,759	17,232,016
Root, Inc., Class A *(a)	213,114	1,374,585
Safety Insurance Group, Inc.	56,409	4,586,616
Selective Insurance Group, Inc.	238,063	19,894,925
Selectquote, Inc. *	174,915	1,670,438
SiriusPoint Ltd. *	301,948	2,962,110
State Auto Financial Corp.	70,064	3,543,837
Stewart Information Services Corp.	106,360	6,695,362
The Hanover Insurance Group, Inc.	142,815	20,181,188
Trean Insurance Group, Inc. *	41,069	419,315
Trupanion, Inc. *	133,403	12,217,047
United Fire Group, Inc.	85,677	2,224,175
United Insurance Holdings Corp.	85,884	327,218
Universal Insurance Holdings, Inc.	112,594	1,603,339
Unum Group	809,994	21,562,040
White Mountains Insurance Group Ltd.	12,303	13,789,325
		406,696,629

Materials 4.5%
AdvanSix, Inc. *	111,289	4,062,048
Alcoa Corp. *	740,544	32,857,937
Allegheny Technologies, Inc. *	504,395	9,008,495
American Vanguard Corp.	107,163	1,642,809
Amyris, Inc. *	739,528	11,129,896
Arconic Corp. *	388,395	13,395,744
Avient Corp.	362,082	18,860,851
Balchem Corp.	128,640	18,063,629
Cabot Corp.	224,606	11,993,960
Carpenter Technology Corp.	190,466	6,352,041
Century Aluminum Co. *	199,932	2,563,128
Chase Corp.	29,232	3,347,064
Clearwater Paper Corp. *	65,451	2,126,503
Cleveland-Cliffs, Inc. *	1,825,755	42,850,470
Coeur Mining, Inc. *	1,019,508	7,187,531
Commercial Metals Co.	478,085	15,595,133
Compass Minerals International, Inc.	134,830	9,024,172
Danimer Scientific, Inc. *	247,615	4,838,397
Diversey Holdings Ltd. *	178,425	3,117,085
Domtar Corp. *	199,396	10,932,883
Eagle Materials, Inc.	168,395	26,411,072
Ecovyst, Inc.	210,106	2,733,479
Element Solutions, Inc.	863,575	19,629,060
Ferro Corp. *	327,649	6,815,099
Forterra, Inc. *	76,172	1,755,003

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
FutureFuel Corp.	103,748	831,021
Gatos Silver, Inc. *(a)	88,102	1,263,383
GCP Applied Technologies, Inc. *	191,964	4,576,422
Glatfelter Corp.	176,585	2,790,043
Graphic Packaging Holding Co.	1,130,050	23,188,626
Greif, Inc., Class A	104,681	6,628,401
Greif, Inc., Class B	24,840	1,527,660
H.B. Fuller Co.	207,179	13,999,085
Hawkins, Inc.	75,064	2,843,424
Haynes International, Inc.	50,303	1,974,393
Hecla Mining Co.	2,124,555	13,066,013
Ingevity Corp. *	158,740	12,761,109
Innospec, Inc.	97,573	9,132,833
Kaiser Aluminum Corp.	62,806	7,929,886
Koppers Holdings, Inc. *	86,755	2,854,239
Kraton Corp. *	127,400	5,366,088
Kronos Worldwide, Inc.	86,580	1,146,319
Livent Corp. *	633,678	15,759,572
Loop Industries, Inc. *(a)	88,952	806,795
Louisiana-Pacific Corp.	406,248	25,772,373
Materion Corp.	80,865	5,905,571
McEwen Mining, Inc. *(a)	1,157,154	1,330,727
Mercer International, Inc.	155,458	1,769,112
Minerals Technologies, Inc.	133,767	10,519,437
MP Materials Corp. *(a)	263,978	8,861,741
Myers Industries, Inc.	142,728	3,254,198
Neenah, Inc.	66,780	3,365,044
O-I Glass, Inc. *	626,375	9,477,054
Olin Corp.	568,331	28,325,617
Orion Engineered Carbons S.A. *	240,371	4,247,356
Pactiv Evergreen, Inc.	161,126	2,215,483
PureCycle Technologies, Inc. *(a)	291,970	4,294,879
Quaker Chemical Corp.	52,428	13,585,143
Ranpak Holdings Corp. *	159,623	4,900,426
Rayonier Advanced Materials, Inc. *	255,119	1,801,140
Resolute Forest Products, Inc.	313,830	3,844,417
Schnitzer Steel Industries, Inc., Class A	108,119	5,115,110
Schweitzer-Mauduit International, Inc.	124,640	4,769,973
Sensient Technologies Corp.	167,687	14,563,616
Silgan Holdings, Inc.	310,869	13,190,172
Stepan Co.	84,824	9,971,909
Summit Materials, Inc., Class A *	465,793	15,683,250
SunCoke Energy, Inc.	341,589	2,374,044
The Chemours Co.	656,455	21,997,807
TimkenSteel Corp. *	151,509	2,072,643
Tredegar Corp.	103,847	1,379,088
Trinseo S.A.	153,624	7,977,694
Tronox Holdings plc, Class A	437,200	9,238,036
United States Lime & Minerals, Inc.	8,299	1,212,401
United States Steel Corp.	1,069,419	28,606,958
Valhi, Inc.	8,587	203,684
Valvoline, Inc.	718,264	21,662,842
Venator Materials plc *	214,692	702,043
Verso Corp., Class A	117,262	2,233,841
W.R. Grace & Co.	247,842	17,259,717
Warrior Met Coal, Inc.	203,804	4,563,172
Worthington Industries, Inc.	138,707	8,038,071
Zymergen, Inc. *(a)	63,352	831,178
		741,855,768

Media & Entertainment 2.9%
Advantage Solutions, Inc. *	417,169	3,633,542
AMC Entertainment Holdings, Inc., Class A *(a)	1,991,817	93,874,335
AMC Networks, Inc., Class A *	122,078	5,802,367
Angi, Inc. *	326,919	3,478,418
Cardlytics, Inc. *	130,334	11,831,721
Security	Number of Shares	Value ($)
Cargurus, Inc. *	360,949	10,965,631
Cars.com, Inc. *	273,005	3,472,624
Cinemark Holdings, Inc. *	431,441	7,692,593
Clear Channel Outdoor Holdings, Inc. *	1,868,017	4,912,885
Emerald Holding, Inc. *	91,495	455,645
Entercom Communications Corp. *	473,290	1,680,180
Eventbrite, Inc., Class A *	296,931	5,249,740
EverQuote, Inc., Class A *	43,149	849,604
fuboTV, Inc. *(a)	378,008	11,018,933
Gannett Co., Inc. *	535,298	3,399,142
Gray Television, Inc.	355,282	8,079,113
Hemisphere Media Group, Inc. *	72,028	887,385
iHeartMedia, Inc., Class A *	443,678	11,038,709
John Wiley & Sons, Inc., Class A	176,560	10,258,136
Liberty Media Corp. - Liberty Braves, Class A *	41,829	1,087,554
Liberty Media Corp. - Liberty Braves, Class C *	142,323	3,679,050
Liberty TripAdvisor Holdings, Inc., Class A *	288,020	1,077,195
Lions Gate Entertainment Corp., Class A *	237,259	3,065,386
Lions Gate Entertainment Corp., Class B *	483,497	5,685,925
Loral Space & Communications, Inc.	50,550	2,123,605
Madison Square Garden Entertainment Corp. *	99,739	7,998,070
Madison Square Garden Sports Corp. *	69,167	12,504,010
Magnite, Inc. *	510,867	14,825,360
MediaAlpha, Inc., Class A *	87,227	1,934,695
Meredith Corp. *	161,055	6,926,976
National CineMedia, Inc.	268,373	687,035
Nexstar Media Group, Inc., Class A	169,416	25,370,046
QuinStreet, Inc. *	195,452	3,500,545
Scholastic Corp.	119,313	3,965,964
Sciplay Corp., Class A *	96,793	1,810,997
Sinclair Broadcast Group, Inc., Class A	194,289	5,830,613
TechTarget, Inc. *	93,834	7,936,480
TEGNA, Inc.	875,174	15,508,083
The E.W. Scripps Co., Class A	229,091	4,247,347
The Marcus Corp. *	95,217	1,485,385
The New York Times Co., Class A	575,876	29,242,983
TripAdvisor, Inc. *	388,693	13,604,255
TrueCar, Inc. *	360,801	1,515,364
Vimeo, Inc. *	614,072	23,408,425
Warner Music Group Corp., Class A	370,983	14,097,354
WideOpenWest, Inc. *	207,610	4,405,484
World Wrestling Entertainment, Inc., Class A	179,609	9,359,425
Yelp, Inc. *	277,765	10,696,730
ZoomInfo Technologies, Inc., Class A *	720,959	46,999,317
		483,160,361

Pharmaceuticals, Biotechnology & Life Sciences 9.5%
10X Genomics, Inc., Class A *	294,186	51,753,201
4D Molecular Therapeutics, Inc. *	34,837	1,064,270
89bio, Inc. *	35,578	658,549
ACADIA Pharmaceuticals, Inc. *	463,685	8,119,124
Acceleron Pharma, Inc. *	209,444	28,040,363
Adaptive Biotechnologies Corp. *	333,832	12,124,778
Adverum Biotechnologies, Inc. *	358,502	871,160
Aerie Pharmaceuticals, Inc. *	185,843	2,770,919
Agenus, Inc. *	722,757	4,459,411
Agios Pharmaceuticals, Inc. *	202,764	9,059,496
Akebia Therapeutics, Inc. *	634,530	1,865,518
Akero Therapeutics, Inc. *	70,034	1,662,607

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Akouos, Inc. *	56,406	670,667
Akoya Biosciences, Inc. *	26,334	420,554
Alector, Inc. *	208,755	5,642,648
Aligos Therapeutics, Inc. *	40,889	697,157
Alkermes plc *	636,353	19,892,395
Allakos, Inc. *	127,427	11,361,391
Allogene Therapeutics, Inc. *	263,784	6,291,248
Allovir, Inc. *	66,106	1,272,541
Altimmune, Inc. *	120,868	1,811,811
ALX Oncology Holdings, Inc. *	47,173	3,302,110
Amicus Therapeutics, Inc. *	1,054,527	12,011,063
Amneal Pharmaceuticals, Inc. *	454,315	2,562,337
Amphastar Pharmaceuticals, Inc. *	145,455	2,859,645
AnaptysBio, Inc. *	84,205	2,156,490
Angion Biomedica Corp. *	21,033	231,573
ANI Pharmaceuticals, Inc. *	39,523	1,198,733
Anika Therapeutics, Inc. *	58,697	2,531,602
Annexon, Inc. *	62,196	1,016,905
Antares Pharma, Inc. *	634,395	2,499,516
Apellis Pharmaceuticals, Inc. *	233,015	15,344,038
Applied Molecular Transport, Inc. *	69,732	2,096,841
Aprea Therapeutics, Inc. *(a)	50,861	234,978
Arcturus Therapeutics Holdings, Inc. *	81,387	4,460,821
Arcus Biosciences, Inc. *	177,360	5,173,591
Arcutis Biotherapeutics, Inc. *	109,484	2,317,776
Arena Pharmaceuticals, Inc. *	240,528	12,728,742
Arrowhead Pharmaceuticals, Inc. *	412,800	27,707,136
Arvinas, Inc. *	130,126	11,218,162
Assembly Biosciences, Inc. *	153,285	582,483
Atara Biotherapeutics, Inc. *	333,254	4,992,145
Atea Pharmaceuticals, Inc. *	49,096	1,459,133
Athenex, Inc. *	286,757	1,046,663
Athira Pharma, Inc. *	67,018	709,721
Avidity Biosciences, Inc. *	64,961	1,483,709
Avrobio, Inc. *	150,654	1,003,356
Axsome Therapeutics, Inc. *	105,681	2,713,888
Beam Therapeutics, Inc. *	116,575	12,930,499
Berkeley Lights, Inc. *	34,251	1,217,966
BioAtla, Inc. *	43,671	1,794,441
BioCryst Pharmaceuticals, Inc. *	704,724	11,219,206
Biohaven Pharmaceutical Holding Co., Ltd. *	219,391	28,792,875
Bioxcel Therapeutics, Inc. *	62,812	1,849,813
Black Diamond Therapeutics, Inc. *	64,228	648,703
Blueprint Medicines Corp. *	231,392	21,581,932
Bolt Biotherapeutics, Inc. *(a)	48,616	863,420
Bridgebio Pharma, Inc. *	384,969	19,290,797
Bruker Corp.	403,307	35,616,041
C4 Therapeutics, Inc. *(a)	56,257	2,257,593
Cara Therapeutics, Inc. *	169,827	2,679,870
CareDx, Inc. *	206,447	15,128,436
CASI Pharmaceuticals, Inc. *	354,857	567,771
Catalyst Pharmaceuticals, Inc. *	381,424	2,101,646
Cerevel Therapeutics Holdings, Inc. *(a)	201,678	6,385,126
ChemoCentryx, Inc. *	197,924	3,129,178
Chimerix, Inc. *	281,087	1,995,718
Clene, Inc. *(a)	80,625	645,000
Clovis Oncology, Inc. *(a)	417,723	2,013,425
Codexis, Inc. *	225,026	6,080,203
Coherus Biosciences, Inc. *	264,307	4,223,626
Collegium Pharmaceutical, Inc. *	140,322	2,880,811
Corbus Pharmaceuticals Holdings, Inc. *(a)	435,103	561,283
Corcept Therapeutics, Inc. *	416,301	8,858,885
Cortexyme, Inc. *	53,129	5,116,323
Crinetics Pharmaceuticals, Inc. *	98,271	2,316,247
Cue Biopharma, Inc. *	111,591	1,337,976
Cullinan Oncology, Inc. *	51,753	1,460,470
Security	Number of Shares	Value ($)
Cyclerion Therapeutics, Inc. *	129,714	443,622
Cymabay Therapeutics, Inc. *	249,834	989,343
Cytokinetics, Inc. *	324,046	10,683,797
CytomX Therapeutics, Inc. *	258,882	1,325,476
Deciphera Pharmaceuticals, Inc. *	160,851	5,066,807
Denali Therapeutics, Inc. *	322,037	17,132,368
Design Therapeutics, Inc. *(a)	48,326	759,685
Dicerna Pharmaceuticals, Inc. *	265,285	5,459,565
Dynavax Technologies Corp. *	405,690	7,894,727
Dyne Therapeutics, Inc. *	73,064	1,236,974
Eagle Pharmaceuticals, Inc. *	45,692	2,438,582
Edgewise Therapeutics, Inc. *(a)	44,668	707,541
Editas Medicine, Inc. *	268,934	17,101,513
Eloxx Pharmaceuticals, Inc. *(a)	279,101	452,144
Emergent BioSolutions, Inc. *	180,626	11,393,888
Enanta Pharmaceuticals, Inc. *	71,280	4,077,216
Endo International plc *	925,293	2,118,921
Epizyme, Inc. *	367,832	1,898,013
Esperion Therapeutics, Inc. *(a)	111,045	1,445,806
Evelo Biosciences, Inc. *(a)	105,166	1,195,737
Fate Therapeutics, Inc. *	316,953	23,216,807
FibroGen, Inc. *	336,053	3,908,296
Finch Therapeutics Group, Inc. *(a)	29,959	423,920
Flexion Therapeutics, Inc. *	175,730	1,050,865
Foghorn Therapeutics, Inc. *(a)	30,201	392,009
Forma Therapeutics Holdings, Inc. *	81,466	1,957,628
Frequency Therapeutics, Inc. *	124,081	957,905
G1 Therapeutics, Inc. *	128,445	1,942,088
Gemini Therapeutics, Inc. *(a)	114,239	562,056
Generation Bio Co. *	84,422	2,110,550
Geron Corp. *	1,262,691	1,830,902
Global Blood Therapeutics, Inc. *	246,912	7,083,905
Gossamer Bio, Inc. *	187,652	1,865,261
Graybug Vision, Inc. *(a)	23,663	103,644
Gritstone bio, Inc. *(a)	77,107	709,384
Halozyme Therapeutics, Inc. *	530,711	22,284,555
Harpoon Therapeutics, Inc. *	87,356	828,135
Heron Therapeutics, Inc. *	363,212	4,238,684
Homology Medicines, Inc. *	167,155	1,201,844
Humanigen, Inc. *(a)	187,328	3,105,898
IGM Biosciences, Inc. *	28,370	2,020,228
IMARA, Inc. *	18,449	88,371
ImmunityBio, Inc. *(a)	288,748	3,285,952
ImmunoGen, Inc. *	792,937	4,797,269
Immunovant, Inc. *	196,874	1,704,929
Inhibrx, Inc. *	29,073	829,162
Innoviva, Inc. *	249,386	3,805,630
Inovio Pharmaceuticals, Inc. *(a)	826,070	7,137,245
Inozyme Pharma, Inc. *	28,860	445,021
Insmed, Inc. *	450,057	12,619,598
Instil Bio, Inc. *(a)	66,072	1,245,457
Intellia Therapeutics, Inc. *	263,734	42,337,219
Intercept Pharmaceuticals, Inc. *	104,422	1,556,932
Intra-Cellular Therapies, Inc. *	283,339	9,406,855
Invitae Corp. *	721,139	21,367,349
Iovance Biotherapeutics, Inc. *	569,652	13,711,524
Ironwood Pharmaceuticals, Inc. *	642,751	8,420,038
iTeos Therapeutics, Inc. *	44,492	1,261,348
Jounce Therapeutics, Inc. *	113,595	706,561
Kadmon Holdings, Inc. *	633,996	3,474,298
Kaleido Biosciences, Inc. *(a)	84,035	515,975
Karuna Therapeutics, Inc. *	74,745	8,887,181
Karyopharm Therapeutics, Inc. *	258,863	1,501,405
Keros Therapeutics, Inc. *	36,867	1,240,206
Kinnate Biopharma, Inc. *(a)	50,304	1,112,725
Kodiak Sciences, Inc. *	126,040	11,870,447
Kronos Bio, Inc. *	52,711	1,102,187
Krystal Biotech, Inc. *	69,538	4,029,032

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Kura Oncology, Inc. *	262,787	4,851,048
Kymera Therapeutics, Inc. *	55,191	3,429,569
Lannett Co., Inc. *	132,352	465,879
Lexicon Pharmaceuticals, Inc. *	265,930	1,255,190
Ligand Pharmaceuticals, Inc. *	65,998	8,731,535
MacroGenics, Inc. *	237,999	5,619,156
Madrigal Pharmaceuticals, Inc. *	39,421	3,262,088
MannKind Corp. *	988,245	4,743,576
Maravai LifeSciences Holdings, Inc., Class A *	385,234	22,798,148
Medpace Holdings, Inc. *	109,826	20,026,771
Mersana Therapeutics, Inc. *	219,733	3,060,881
MiMedx Group, Inc. *(a)	389,407	5,747,647
Mirati Therapeutics, Inc. *	183,646	31,170,236
Mirum Pharmaceuticals, Inc. *	63,733	1,035,661
Molecular Templates, Inc. *	160,926	1,049,238
Morphic Holding, Inc. *	59,128	3,725,655
Myovant Sciences Ltd. *	159,206	3,875,074
Myriad Genetics, Inc. *	305,783	10,940,916
NanoString Technologies, Inc. *	179,222	10,430,720
Natera, Inc. *	333,535	39,500,550
Nektar Therapeutics *	722,921	11,190,817
NeoGenomics, Inc. *	467,680	22,738,602
NexImmune, Inc. *(a)	25,835	363,757
NextCure, Inc. *	56,841	433,128
NGM Biopharmaceuticals, Inc. *	94,578	2,064,638
Nkarta, Inc. *	64,710	2,092,721
Nurix Therapeutics, Inc. *	52,060	1,675,811
Nuvation Bio, Inc. *	250,321	2,310,463
Odonate Therapeutics, Inc. *	81,261	281,976
Olema Pharmaceuticals, Inc. *	46,243	1,383,591
Omeros Corp. *(a)	247,124	4,028,121
Oncorus, Inc. *	36,730	379,421
OPKO Health, Inc. *	1,727,747	6,669,103
Optinose, Inc. *(a)	147,041	427,889
Organogenesis Holdings, Inc. *	197,038	3,361,468
ORIC Pharmaceuticals, Inc. *	56,783	1,254,336
Osmotica Pharmaceuticals plc *	62,618	220,415
Oyster Point Pharma, Inc. *	49,848	656,997
Pacific Biosciences of California, Inc. *	786,729	24,632,485
Pacira BioSciences, Inc. *	174,569	10,350,196
Paratek Pharmaceuticals, Inc. *	163,154	907,136
Passage Bio, Inc. *	97,930	1,177,119
PDL BioPharma, Inc. *(b)	430,207	1,062,611
Personalis, Inc. *	113,539	2,404,756
Phathom Pharmaceuticals, Inc. *	52,400	1,864,916
Phibro Animal Health Corp., Class A	80,675	1,959,596
Pliant Therapeutics, Inc. *	36,427	664,429
PMV Pharmaceuticals, Inc. *	48,837	1,482,203
Poseida Therapeutics, Inc. *	58,987	509,648
Praxis Precision Medicines, Inc. *	62,215	1,236,212
Precigen, Inc. *	368,364	2,228,602
Precision BioSciences, Inc. *	182,202	2,290,279
Prelude Therapeutics, Inc. *	46,149	1,647,058
Prestige Consumer Healthcare, Inc. *	197,913	11,358,227
Prometheus Biosciences, Inc. *	41,394	903,217
Protagonist Therapeutics, Inc. *	160,598	7,789,003
Prothena Corp. plc *	112,025	7,519,118
Provention Bio, Inc. *	215,459	1,445,730
PTC Therapeutics, Inc. *	279,419	12,196,639
Puma Biotechnology, Inc. *	140,474	1,063,388
Quanterix Corp. *	108,035	5,515,187
Radius Health, Inc. *	186,390	2,583,365
RAPT Therapeutics, Inc. *	38,985	1,274,810
Reata Pharmaceuticals, Inc., Class A *	105,674	11,255,338
Recursion Pharmaceuticals, Inc., Class A *(a)	98,743	2,490,298
REGENXBIO, Inc. *	138,222	4,464,571
Security	Number of Shares	Value ($)
Relay Therapeutics, Inc. *	82,051	2,628,094
Relmada Therapeutics, Inc. *	55,593	1,329,229
Repligen Corp. *	202,948	57,430,225
Replimune Group, Inc. *	103,157	3,276,266
Revance Therapeutics, Inc. *	263,734	7,062,797
REVOLUTION Medicines, Inc. *	189,314	5,507,144
Rhythm Pharmaceuticals, Inc. *	145,301	1,890,366
Rocket Pharmaceuticals, Inc. *	176,276	6,030,402
Rubius Therapeutics, Inc. *	173,871	3,776,478
Sage Therapeutics, Inc. *	206,418	9,538,576
Sana Biotechnology, Inc. *	97,387	2,336,314
Sangamo Therapeutics, Inc. *	473,573	4,693,108
Satsuma Pharmaceuticals, Inc. *	34,657	170,859
Seer, Inc. *	51,362	2,053,453
Sensei Biotherapeutics, Inc. *(a)	36,336	391,702
Seres Therapeutics, Inc. *	225,429	1,445,000
Shattuck Labs, Inc. *	48,977	1,034,884
SIGA Technologies, Inc. *	170,140	1,111,014
Sigilon Therapeutics, Inc. *	27,659	164,294
Silverback Therapeutics, Inc. *(a)	48,690	1,071,180
Sorrento Therapeutics, Inc. *(a)	959,788	8,638,092
Sotera Health Co. *	292,116	7,145,157
Spectrum Pharmaceuticals, Inc. *	640,004	1,504,009
SpringWorks Therapeutics, Inc. *	108,905	8,178,766
Spruce Biosciences, Inc. *(a)	25,043	192,080
SQZ Biotechnologies Co. *	32,228	428,632
Stoke Therapeutics, Inc. *	80,016	2,094,819
Supernus Pharmaceuticals, Inc. *	210,231	5,787,659
Syndax Pharmaceuticals, Inc. *	144,157	2,521,306
Syros Pharmaceuticals, Inc. *	221,729	1,175,164
Tarsus Pharmaceuticals, Inc. *	23,781	630,197
Taysha Gene Therapies, Inc. *(a)	33,305	662,103
TCR2 Therapeutics, Inc. *	106,413	1,784,546
TG Therapeutics, Inc. *	460,013	12,452,552
TherapeuticsMD, Inc. *(a)	1,397,414	1,110,944
Theravance Biopharma, Inc. *	202,761	1,682,916
Translate Bio, Inc. *	277,466	10,377,228
Travere Therapeutics, Inc. *	218,163	4,762,498
Tricida, Inc. *(a)	113,619	493,106
Turning Point Therapeutics, Inc. *	171,501	13,209,007
Twist Bioscience Corp. *	166,767	18,879,692
Ultragenyx Pharmaceutical, Inc. *	251,535	24,220,305
uniQure N.V. *	153,723	4,457,967
United Therapeutics Corp. *	178,118	38,273,996
UNITY Biotechnology, Inc. *	132,336	423,475
Vanda Pharmaceuticals, Inc. *	221,098	3,701,181
Vaxart, Inc. *(a)	484,817	4,339,112
Vaxcyte, Inc. *	72,163	1,892,836
VBI Vaccines, Inc. *(a)	947,517	3,420,536
Veracyte, Inc. *	266,696	12,830,745
Vericel Corp. *	183,853	9,959,317
Vir Biotechnology, Inc. *	263,009	13,555,484
Vor BioPharma, Inc. *	41,449	608,886
Voyager Therapeutics, Inc. *	107,536	350,567
WaVe Life Sciences Ltd. *	139,931	885,763
Xencor, Inc. *	230,950	7,822,277
Y-mAbs Therapeutics, Inc. *	107,084	3,296,046
Zentalis Pharmaceuticals, Inc. *	70,292	4,793,212
ZIOPHARM Oncology, Inc. *	854,581	1,392,967
Zogenix, Inc. *	221,085	3,274,269
		1,573,454,178

Real Estate 7.0%
Acadia Realty Trust	342,316	7,263,946
Agree Realty Corp.	270,258	20,147,734
Alexander & Baldwin, Inc.	287,173	5,996,172
Alexander's, Inc.	8,451	2,250,501

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Altisource Portfolio Solutions S.A. *(a)	35,778	388,191
American Assets Trust, Inc.	199,067	7,926,848
American Finance Trust, Inc.	431,432	3,718,944
Apple Hospitality REIT, Inc.	824,891	12,191,889
Armada Hoffler Properties, Inc.	237,649	3,191,626
Brandywine Realty Trust	677,386	9,402,118
Brixmor Property Group, Inc.	1,177,765	27,618,589
Broadstone Net Lease, Inc.	618,361	16,943,091
CareTrust REIT, Inc.	383,740	8,438,443
Centerspace	51,454	5,206,116
Chatham Lodging Trust *	198,714	2,384,568
CIM Commercial Trust Corp. (a)	88,191	617,337
City Office REIT, Inc.	173,550	2,771,594
Columbia Property Trust, Inc.	455,527	7,616,411
Community Healthcare Trust, Inc.	90,653	4,397,577
CorEnergy Infrastructure Trust, Inc. (a)	53,935	259,967
CorePoint Lodging, Inc. *	154,888	2,239,680
CoreSite Realty Corp.	170,459	25,291,002
Corporate Office Properties Trust	445,292	12,548,329
Cousins Properties, Inc.	589,395	22,727,071
Cushman & Wakefield plc *	486,417	8,823,604
DiamondRock Hospitality Co. *	833,786	7,537,425
DigitalBridge Group, Inc. *	1,929,332	13,312,391
Diversified Healthcare Trust	944,937	3,543,514
Easterly Government Properties, Inc.	332,930	7,114,714
EastGroup Properties, Inc.	159,040	28,668,550
Empire State Realty Trust, Inc., Class A	559,270	5,743,703
EPR Properties	296,529	15,048,847
Equity Commonwealth	483,334	12,731,018
Essential Properties Realty Trust, Inc.	465,869	15,098,814
eXp World Holdings, Inc.	229,624	10,528,260
First Industrial Realty Trust, Inc.	513,128	28,730,037
Forestar Group, Inc. *	67,150	1,396,049
Four Corners Property Trust, Inc.	302,015	8,640,649
Franklin Street Properties Corp.	382,285	1,834,968
FRP Holdings, Inc. *	24,427	1,409,438
Getty Realty Corp.	150,318	4,754,558
Gladstone Commercial Corp.	143,987	3,258,426
Global Medical REIT, Inc.	216,773	3,342,640
Global Net Lease, Inc.	378,034	6,426,578
Healthcare Realty Trust, Inc.	561,637	16,865,959
Hersha Hospitality Trust *	145,026	1,360,344
Highwoods Properties, Inc.	412,546	18,849,227
Hudson Pacific Properties, Inc.	598,671	15,792,941
Independence Realty Trust, Inc.	405,092	8,296,284
Industrial Logistics Properties Trust	258,904	7,101,737
Innovative Industrial Properties, Inc.	95,282	23,430,797
iStar, Inc. (a)	290,396	7,680,974
JBG SMITH Properties	438,175	13,202,213
Kennedy-Wilson Holdings, Inc.	485,501	10,676,167
Kite Realty Group Trust	335,094	6,789,004
Lexington Realty Trust	1,100,509	14,889,887
Life Storage, Inc.	305,309	37,992,652
LTC Properties, Inc.	155,932	5,381,213
Mack-Cali Realty Corp. *	341,836	6,112,028
Marcus & Millichap, Inc. *	95,506	3,745,745
Monmouth Real Estate Investment Corp.	390,016	7,402,504
National Health Investors, Inc.	181,718	10,870,371
National Storage Affiliates Trust	308,154	17,641,816
New Senior Investment Group, Inc.	310,601	2,711,547
Newmark Group, Inc., Class A	646,908	8,810,887
NexPoint Residential Trust, Inc.	89,658	5,808,942
Office Properties Income Trust	191,607	5,083,334
One Liberty Properties, Inc.	65,432	2,083,355
Outfront Media, Inc. *	577,247	14,292,636
Paramount Group, Inc.	659,889	5,846,617
Park Hotels & Resorts, Inc. *	938,104	17,955,311
Security	Number of Shares	Value ($)
Pebblebrook Hotel Trust	521,008	11,477,806
Physicians Realty Trust	854,704	15,820,571
Piedmont Office Realty Trust, Inc., Class A	491,790	8,763,698
PotlatchDeltic Corp.	265,802	13,808,414
Preferred Apartment Communities, Inc., Class A	203,416	2,538,632
PS Business Parks, Inc.	79,627	12,519,753
QTS Realty Trust, Inc., Class A	273,183	21,302,810
Rayonier, Inc.	552,888	20,335,221
RE/MAX Holdings, Inc., Class A	75,133	2,516,204
Realogy Holdings Corp. *	461,748	8,103,677
Redfin Corp. *	412,587	20,039,351
Retail Opportunity Investments Corp.	471,063	8,516,819
Retail Properties of America, Inc., Class A	851,841	11,261,338
Retail Value, Inc.	68,519	1,712,975
Rexford Industrial Realty, Inc.	532,413	32,972,337
RLJ Lodging Trust	654,068	9,438,201
RPT Realty	322,095	4,167,909
Ryman Hospitality Properties, Inc. *	218,417	18,143,900
Sabra Health Care REIT, Inc.	856,084	13,697,344
Safehold, Inc.	57,004	5,108,128
Saul Centers, Inc.	51,349	2,366,162
Seritage Growth Properties, Class A *	157,656	2,549,298
Service Properties Trust	653,657	7,471,300
SITE Centers Corp.	669,525	10,786,048
SL Green Realty Corp.	274,990	19,271,299
Spirit Realty Capital, Inc.	455,811	23,597,335
STAG Industrial, Inc.	634,671	26,814,850
Summit Hotel Properties, Inc. *	420,888	3,922,676
Sunstone Hotel Investors, Inc. *	857,450	9,937,845
Tanger Factory Outlet Centers, Inc.	399,677	6,682,599
Tejon Ranch Co. *	81,367	1,563,874
Terreno Realty Corp.	276,748	18,489,534
The GEO Group, Inc.	482,176	3,736,864
The Howard Hughes Corp. *	179,158	16,219,174
The Macerich Co.	666,666	11,386,655
The RMR Group, Inc., Class A	60,698	2,812,745
The St. Joe Co.	123,730	5,724,987
UMH Properties, Inc.	166,632	3,949,178
Uniti Group, Inc.	925,710	12,099,030
Universal Health Realty Income Trust	50,758	3,006,396
Urban Edge Properties	436,365	8,264,753
Urstadt Biddle Properties, Inc.	10,152	160,300
Urstadt Biddle Properties, Inc., Class A	117,656	2,244,876
Washington Real Estate Investment Trust	335,429	8,432,685
Whitestone REIT	158,239	1,552,325
Xenia Hotels & Resorts, Inc. *	451,351	7,862,534
		1,159,306,829

Retailing 5.3%
1-800-Flowers.com, Inc., Class A *	102,504	3,255,527
Abercrombie & Fitch Co., Class A *	245,628	8,783,657
Academy Sports & Outdoors, Inc. *	156,493	6,927,945
America's Car-Mart, Inc. *	24,396	3,155,135
American Eagle Outfitters, Inc.	598,568	18,268,295
Arko Corp. *	259,431	2,682,517
Asbury Automotive Group, Inc. *	76,630	14,271,571
AutoNation, Inc. *	214,316	23,379,732
Bed Bath & Beyond, Inc. *	423,061	11,651,100
Big Lots, Inc.	126,688	6,164,638
Boot Barn Holdings, Inc. *	116,012	10,357,551
Caleres, Inc.	151,135	3,716,410
Camping World Holdings, Inc., Class A	156,353	6,244,739
CarLotz, Inc. *(a)	268,522	1,103,625

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
CarParts.com, Inc. *	142,242	2,456,519
Chewy, Inc., Class A *	330,656	29,137,407
Chico's FAS, Inc. *	485,608	2,510,593
Conn's, Inc. *	77,188	1,898,825
Core-Mark Holding Co., Inc.	179,138	8,240,348
Designer Brands, Inc., Class A *	234,348	3,398,046
Dick's Sporting Goods, Inc. (a)	260,609	36,696,353
Dillard's, Inc., Class A	28,331	5,395,922
Duluth Holdings, Inc., Class B *	49,674	772,927
Five Below, Inc. *	222,451	47,339,797
Floor & Decor Holdings, Inc., Class A *	416,751	51,385,398
Foot Locker, Inc.	409,564	23,218,183
Franchise Group, Inc.	106,746	3,707,289
Funko, Inc., Class A *	90,756	1,809,675
GameStop Corp., Class A *	220,462	48,113,627
Genesco, Inc. *	56,337	3,494,584
Group 1 Automotive, Inc.	67,713	11,202,439
Groupon, Inc. *	91,133	2,257,364
GrowGeneration Corp. *	202,925	6,491,571
Guess?, Inc.	152,120	3,679,783
Haverty Furniture Cos., Inc.	66,667	2,375,345
Hibbett, Inc.	64,288	6,151,719
Kohl's Corp.	621,239	35,659,119
Lands' End, Inc. *	65,394	2,213,587
Leslie's, Inc. *	373,435	9,007,252
Liquidity Services, Inc. *	107,288	2,617,827
Lithia Motors, Inc., Class A	118,176	39,151,709
Lumber Liquidators Holdings, Inc. *	114,724	2,393,143
Macy's, Inc. *	1,236,280	27,680,309
MarineMax, Inc. *	87,836	4,270,586
Monro, Inc.	132,795	7,557,364
Murphy USA, Inc.	99,664	15,475,826
National Vision Holdings, Inc. *	322,842	19,364,063
Nordstrom, Inc. *	431,742	12,352,139
Ollie's Bargain Outlet Holdings, Inc. *	225,303	16,307,431
Overstock.com, Inc. *	170,569	12,306,553
Party City Holdco, Inc. *	441,016	3,003,319
Penske Automotive Group, Inc.	128,264	11,534,782
Petco Health & Wellness Co., Inc. *	287,380	6,187,291
PetMed Express, Inc.	80,388	2,213,886
Porch Group, Inc. *	297,417	5,948,340
Poshmark, Inc., Class A *	54,884	1,601,515
Quotient Technology, Inc. *	322,334	2,340,145
Qurate Retail, Inc., Class A	1,505,787	16,608,831
Rent-A-Center, Inc.	236,477	14,916,969
RH *	66,805	46,808,259
Sally Beauty Holdings, Inc. *	448,022	8,328,729
Shift Technologies, Inc. *(a)	237,384	1,766,137
Shoe Carnival, Inc.	68,565	2,624,668
Shutterstock, Inc.	88,424	10,191,750
Signet Jewelers Ltd.	207,684	16,448,573
Sleep Number Corp. *	97,037	8,976,893
Sonic Automotive, Inc., Class A	92,607	4,680,358
Sportsman's Warehouse Holdings, Inc. *	173,408	3,076,258
Stamps.com, Inc. *	72,624	23,886,034
Stitch Fix, Inc., Class A *	254,018	10,645,894
The Aaron's Co., Inc.	135,507	3,593,646
The Buckle, Inc.	114,507	4,434,856
The Cato Corp., Class A	76,499	1,320,373
The Children's Place, Inc. *	58,158	5,050,441
The Container Store Group, Inc. *	77,514	899,162
The ODP Corp. *	212,273	10,012,917
The RealReal, Inc. *	241,239	3,001,013
Urban Outfitters, Inc. *	272,666	9,003,431
Vroom, Inc. *	140,628	3,777,268
Weyco Group, Inc.	27,051	621,362
Security	Number of Shares	Value ($)
Winmark Corp.	11,727	2,458,331
Zumiez, Inc. *	83,614	3,360,447
		877,374,942

Semiconductors & Semiconductor Equipment 2.8%
ACM Research, Inc., Class A *	40,965	3,652,030
Allegro MicroSystems, Inc. *	165,397	4,970,180
Ambarella, Inc. *	143,743	14,887,463
Amkor Technology, Inc.	426,066	11,704,033
Axcelis Technologies, Inc. *	133,224	6,622,565
Brooks Automation, Inc.	294,590	25,028,366
CEVA, Inc. *	90,437	4,363,585
Cirrus Logic, Inc. *	228,858	19,148,549
CMC Materials, Inc.	115,995	15,383,257
Cohu, Inc. *	192,412	6,865,260
Cree, Inc. *	459,161	39,019,502
Diodes, Inc. *	168,067	16,273,928
FormFactor, Inc. *	307,840	11,968,819
Ichor Holdings Ltd. *	111,317	4,932,456
Impinj, Inc. *	89,977	5,244,759
Kulicke & Soffa Industries, Inc.	246,061	17,271,022
Lattice Semiconductor Corp. *	541,426	33,633,383
MACOM Technology Solutions Holdings, Inc. *	185,138	11,239,728
MaxLinear, Inc., Class A *	271,981	14,205,568
MKS Instruments, Inc.	219,494	32,305,127
NeoPhotonics Corp. *	201,723	1,884,093
Onto Innovation, Inc. *	194,457	14,415,097
PDF Solutions, Inc. *	117,829	2,653,509
Photronics, Inc. *	251,332	3,787,573
Power Integrations, Inc.	240,506	26,128,572
Rambus, Inc. *	446,109	10,617,394
Semtech Corp. *	257,482	18,003,142
Silicon Laboratories, Inc. *	177,416	27,964,310
SiTime Corp. *	50,015	10,645,193
SkyWater Technology, Inc. *(a)	27,720	925,294
SMART Global Holdings, Inc. *	66,081	3,202,285
SunPower Corp. *	321,586	6,930,178
Synaptics, Inc. *	140,142	26,596,149
Ultra Clean Holdings, Inc. *	173,706	8,032,165
Veeco Instruments, Inc. *	198,998	4,535,164
		465,039,698

Software & Services 8.0%
8x8, Inc. *	435,506	10,517,470
A10 Networks, Inc. *	237,762	3,302,514
ACI Worldwide, Inc. *	468,651	15,104,622
Agilysys, Inc. *	81,330	4,621,984
Alarm.com Holdings, Inc. *	179,502	15,137,404
Alliance Data Systems Corp.	197,206	19,347,881
Altair Engineering, Inc., Class A *	181,146	13,402,993
Appfolio, Inc., Class A *	69,688	8,230,153
Appian Corp. *	156,029	16,726,309
Asana, Inc., Class A *	108,855	8,223,995
Avaya Holdings Corp. *	301,954	6,090,412
Benefitfocus, Inc. *	116,787	1,409,619
BigCommerce Holdings, Inc. *	49,289	2,934,667
Blackbaud, Inc. *	193,698	13,498,814
Blackline, Inc. *	204,851	22,349,244
BM Technologies, Inc. *(b)	16,801	154,026
Bottomline Technologies (DE), Inc. *	155,986	6,593,528
Box, Inc., Class A *	556,935	14,357,784
BTRS Holdings, Inc. *	255,198	2,784,210
Cantaloupe, Inc. *	231,223	2,367,724
Cass Information Systems, Inc.	47,360	2,134,989
Cerence, Inc. *	149,951	16,260,686

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
ChannelAdvisor Corp. *	117,404	3,007,890
Cloudera, Inc. *	886,020	14,114,299
Cloudflare, Inc., Class A *	762,622	92,078,980
CommVault Systems, Inc. *	182,568	14,782,531
Conduent, Inc. *	682,493	4,982,199
Cornerstone OnDemand, Inc. *	246,625	14,131,612
CSG Systems International, Inc.	130,442	6,288,609
Datto Holding Corp. *	89,024	2,270,112
Digimarc Corp. *(a)	55,902	1,634,574
Digital Turbine, Inc. *	308,621	18,038,897
DigitalOcean Holdings, Inc. *	67,345	4,153,840
Dolby Laboratories, Inc., Class A	258,794	25,649,073
Domo, Inc., Class B *	112,633	10,080,653
Dropbox, Inc., Class A *	1,175,008	37,259,504
Duck Creek Technologies, Inc. *	130,456	6,083,163
E2open Parent Holdings, Inc. *	497,088	5,935,231
Ebix, Inc.	93,265	2,684,167
Envestnet, Inc. *	215,805	17,236,345
Everbridge, Inc. *	149,302	23,435,935
EVERTEC, Inc.	237,619	10,989,879
Evo Payments, Inc., Class A *	185,820	4,727,261
ExlService Holdings, Inc. *	132,688	16,339,200
Fastly, Inc., Class A *	344,116	15,003,458
FireEye, Inc. *	945,705	17,202,374
GreenSky, Inc., Class A *	207,690	1,651,135
Grid Dynamics Holdings, Inc. *	101,021	2,704,332
GTY Technology Holdings, Inc. *	186,388	1,375,543
InterDigital, Inc.	122,057	8,801,530
International Money Express, Inc. *	109,895	2,004,485
j2 Global, Inc. *	168,275	23,171,467
Jamf Holding Corp. *	144,324	5,072,989
Limelight Networks, Inc. *	492,445	1,329,601
LivePerson, Inc. *	254,233	16,296,335
LiveRamp Holdings, Inc. *	273,111	13,382,439
Manhattan Associates, Inc. *	252,735	41,193,278
MAXIMUS, Inc.	243,814	21,233,761
McAfee Corp., Class A	144,071	3,826,526
Medallia, Inc. *	342,615	11,570,109
MicroStrategy, Inc., Class A *(a)	30,868	21,431,652
Mimecast Ltd. *	235,209	16,419,940
Model N, Inc. *	122,940	4,168,895
Momentive Global, Inc. *	485,262	9,515,988
MoneyGram International, Inc. *	277,954	2,498,806
N-Able, Inc. *	143,744	1,944,856
NCR Corp. *	519,154	22,053,662
New Relic, Inc. *	217,541	17,396,754
Nutanix, Inc., Class A *	812,805	30,000,633
ON24, Inc. *	35,090	793,385
OneSpan, Inc. *	134,201	2,586,053
Pagerduty, Inc. *	232,094	9,933,623
Paya Holdings, Inc., Class A *	225,877	2,179,713
Paylocity Holding Corp. *	149,025	40,117,530
Paysign, Inc. *	126,787	315,700
Perficient, Inc. *	131,013	15,619,370
Ping Identity Holding Corp. *	145,727	3,781,616
Progress Software Corp.	174,571	8,128,026
PROS Holdings, Inc. *	157,975	6,830,839
Q2 Holdings, Inc. *	209,920	18,491,853
QAD, Inc., Class A	48,857	4,251,048
Qualtrics International, Inc., Class A *	228,127	10,329,591
Qualys, Inc. *	133,477	15,667,530
Rackspace Technology, Inc. *	140,834	1,967,451
Rapid7, Inc. *	218,597	26,563,907
Repay Holdings Corp. *	299,875	6,900,124
Sabre Corp. *	1,267,147	14,230,061
Sailpoint Technologies Holdings, Inc. *	366,257	17,162,803
Shift4 Payments, Inc., Class A *	154,011	13,200,283
Smartsheet, Inc., Class A *	465,976	37,077,710
Security	Number of Shares	Value ($)
SolarWinds Corp.	144,059	2,459,087
Sprout Social, Inc., Class A *	112,975	13,737,760
SPS Commerce, Inc. *	142,267	19,281,447
Sumo Logic, Inc. *	67,029	1,397,555
Switch, Inc., Class A	358,291	8,889,200
Telos Corp. *	97,402	3,214,266
Tenable Holdings, Inc. *	272,176	12,076,449
Teradata Corp. *	434,647	23,770,844
TTEC Holdings, Inc.	72,431	7,638,573
Tucows, Inc., Class A *(a)	38,308	2,839,006
Unisys Corp. *	265,724	6,433,178
Upland Software, Inc. *	102,711	4,003,675
Varonis Systems, Inc. *	421,002	29,053,348
Verint Systems, Inc. *	258,118	11,522,388
Verra Mobility Corp. *	541,048	8,391,654
Viant Technology, Inc., Class A *	45,565	626,519
VirnetX Holding Corp. *	255,110	1,145,444
Vonage Holdings Corp. *	937,301	13,215,944
Workiva, Inc. *	167,393	23,480,216
Xperi Holding Corp.	416,171	8,893,574
Yext, Inc. *	395,115	5,341,955
Zuora, Inc., Class A *	419,409	7,121,565
		1,323,367,393

Technology Hardware & Equipment 3.4%
3D Systems Corp. *	495,987	15,097,844
908 Devices, Inc. *	27,320	983,520
ADTRAN, Inc.	192,050	3,967,753
Advanced Energy Industries, Inc.	152,307	13,735,045
Aeva Technologies, Inc. *(a)	358,875	3,520,564
Applied Optoelectronics, Inc. *(a)	98,245	720,136
Arlo Technologies, Inc. *	325,922	2,020,716
Avid Technology, Inc. *	168,047	4,337,293
Avnet, Inc.	394,610	15,965,921
Badger Meter, Inc.	115,698	12,390,099
Belden, Inc.	177,429	10,157,810
Benchmark Electronics, Inc.	142,030	3,839,071
CalAmp Corp. *	139,497	1,581,896
Calix, Inc. *	224,333	10,453,918
Casa Systems, Inc. *	135,531	954,138
Coherent, Inc. *	97,516	24,639,368
CommScope Holding Co., Inc. *	809,405	12,788,599
Comtech Telecommunications Corp.	103,392	2,638,564
Corsair Gaming, Inc. *(a)	84,020	2,432,379
CTS Corp.	128,320	4,501,466
Daktronics, Inc. *	145,038	883,281
Diebold Nixdorf, Inc. *	310,318	3,376,260
EchoStar Corp., Class A *	171,298	4,625,046
ePlus, Inc. *	53,524	5,792,367
Extreme Networks, Inc. *	498,796	5,401,961
Fabrinet *	146,252	15,066,881
FARO Technologies, Inc. *	71,962	4,961,060
Harmonic, Inc. *	401,311	3,708,114
II-VI, Inc. *	417,436	26,290,119
Infinera Corp. *	813,207	6,887,863
Inseego Corp. *(a)	263,127	2,210,267
Insight Enterprises, Inc. *	140,056	14,410,362
Itron, Inc. *	179,027	15,040,058
Kimball Electronics, Inc. *	98,988	2,392,540
Knowles Corp. *	367,930	7,358,600
Littelfuse, Inc.	97,363	27,787,400
Lumentum Holdings, Inc. *	300,904	26,070,323
Methode Electronics, Inc.	152,460	7,100,062
Napco Security Technologies, Inc. *	46,284	1,811,093
NETGEAR, Inc. *	120,855	4,318,149
NetScout Systems, Inc. *	292,874	8,030,605
nLight, Inc. *	149,100	4,116,651

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Novanta, Inc. *	140,282	21,494,008
OSI Systems, Inc. *	66,282	6,557,941
Ouster, Inc. *(a)	274,070	2,302,188
PAR Technology Corp. *	94,691	6,432,360
PC Connection, Inc.	43,628	2,112,031
Plantronics, Inc. *	150,516	4,482,367
Plexus Corp. *	113,400	10,413,522
Pure Storage, Inc., Class A *	1,011,117	26,117,152
Ribbon Communications, Inc. *	471,756	3,080,567
Rogers Corp. *	74,206	15,762,096
Sanmina Corp. *	258,192	10,193,420
ScanSource, Inc. *	101,004	3,593,722
Super Micro Computer, Inc. *	168,406	6,153,555
SYNNEX Corp.	164,528	20,906,573
TTM Technologies, Inc. *	395,459	5,536,426
Velodyne Lidar, Inc. *(a)	225,353	1,487,330
ViaSat, Inc. *	270,016	13,943,626
Viavi Solutions, Inc. *	908,495	14,799,384
Vishay Intertechnology, Inc.	526,278	11,562,328
Vontier Corp.	669,516	24,350,297
Xerox Holdings Corp.	639,539	14,396,023
		570,042,078

Telecommunication Services 0.6%
Anterix, Inc. *	46,678	2,754,936
ATN International, Inc.	43,457	1,981,205
Bandwidth, Inc., Class A *	90,711	9,334,162
Cincinnati Bell, Inc. *	201,996	3,128,918
Cogent Communications Holdings, Inc.	167,806	12,179,359
Consolidated Communications Holdings, Inc. *	292,089	2,707,665
Globalstar, Inc. *	2,629,364	5,232,434
Gogo, Inc. *(a)	199,026	2,676,900
Iridium Communications, Inc. *	465,792	20,732,402
Liberty Latin America Ltd., Class A *	198,854	2,835,658
Liberty Latin America Ltd., Class C *	606,247	8,723,894
ORBCOMM, Inc. *	315,511	3,625,221
Radius Global Infrastructure, Inc., Class A *	242,758	4,340,513
Shenandoah Telecommunications Co.	198,122	5,909,979
Spok Holdings, Inc.	72,015	713,669
Telephone and Data Systems, Inc.	395,123	8,028,899
United States Cellular Corp. *	58,466	1,867,989
		96,773,803

Transportation 1.7%
Air Transport Services Group, Inc. *	240,981	6,600,470
Allegiant Travel Co. *	57,794	11,121,877
ArcBest Corp.	100,683	6,718,577
Atlas Air Worldwide Holdings, Inc. *	109,345	8,000,774
Avis Budget Group, Inc. *	204,981	18,602,026
Daseke, Inc. *	244,302	2,308,654
Echo Global Logistics, Inc. *	105,659	3,474,068
Forward Air Corp.	108,345	9,552,779
Frontier Group Holdings, Inc. *	119,169	1,826,861
Hawaiian Holdings, Inc. *	202,610	4,096,774
Heartland Express, Inc.	193,277	3,243,188
Hub Group, Inc., Class A *	133,916	9,400,903
JetBlue Airways Corp. *	1,255,462	18,995,140
Kirby Corp. *	238,333	12,772,265
Knight-Swift Transportation Holdings, Inc.	486,855	25,282,380
Landstar System, Inc.	152,303	25,591,473
Macquarie Infrastructure Corp.	291,758	11,626,556
Marten Transport Ltd.	233,097	3,633,982
Matson, Inc.	172,214	13,634,182
Security	Number of Shares	Value ($)
Ryder System, Inc.	213,606	16,979,541
Saia, Inc. *	104,410	25,071,973
Schneider National, Inc., Class B	145,937	3,289,420
SkyWest, Inc. *	199,746	9,318,151
Spirit Airlines, Inc. *	429,720	10,541,032
Sun Country Airlines Holdings, Inc. *	88,019	2,850,935
TuSimple Holdings, Inc., Class A *(a)	132,525	5,547,497
Universal Logistics Holdings, Inc.	28,069	613,869
Werner Enterprises, Inc.	226,211	10,668,111
		281,363,458

Utilities 2.2%
ALLETE, Inc.	206,955	13,952,906
American States Water Co.	147,007	13,555,515
Avista Corp.	274,863	11,503,017
Black Hills Corp.	249,338	17,535,941
California Water Service Group	201,512	12,806,088
Chesapeake Utilities Corp.	69,570	9,092,799
Clearway Energy, Inc., Class A	124,820	3,712,147
Clearway Energy, Inc., Class C	304,682	9,563,968
Hawaiian Electric Industries, Inc.	432,950	18,876,620
IDACORP, Inc.	200,292	21,100,762
MDU Resources Group, Inc.	797,955	25,670,212
MGE Energy, Inc.	143,458	11,554,107
Middlesex Water Co.	69,263	7,578,065
National Fuel Gas Co.	361,690	18,739,159
New Jersey Resources Corp.	382,214	14,271,871
Northwest Natural Holding Co.	121,558	6,254,159
NorthWestern Corp.	200,931	12,779,212
ONE Gas, Inc.	211,189	15,167,594
Ormat Technologies, Inc.	177,570	12,630,554
Otter Tail Corp.	164,834	9,044,442
PNM Resources, Inc.	341,674	16,912,863
Portland General Electric Co.	355,326	18,245,990
SJW Group	108,619	7,530,555
South Jersey Industries, Inc.	448,845	11,135,844
Southwest Gas Holdings, Inc.	230,006	16,171,722
Spire, Inc.	204,973	13,671,699
Sunnova Energy International, Inc. *	257,480	9,320,776
Unitil Corp.	59,615	2,956,904
York Water Co.	51,837	2,673,234
		364,008,725
Total Common Stock
(Cost $11,810,961,655)		16,585,596,121

Rights 0.0% of net assets

Media & Entertainment 0.0%
Contra Restorbio, Inc. CVR *(b)	8,172	—
Media General, Inc. CVR *(b)	177,806	15,131
Total Rights
(Cost $—)		15,131

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Short-Term Investments 1.8% of net assets

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	24,337,919	24,337,919
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	283,816,843	283,816,843
Total Short-Term Investments
(Cost $308,154,762)		308,154,762

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/17/21	500	56,780,000	406,087
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $275,851,290.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$13,012,031,113	$—	$—	$13,012,031,113
Consumer Services	676,722,528	—	20,909	676,743,437
Pharmaceuticals, Biotechnology & Life Sciences	1,572,391,567	—	1,062,611	1,573,454,178
Software & Services	1,323,213,367	—	154,026	1,323,367,393
Rights [1]
Media & Entertainment	—	—	15,131 *	15,131
Short-Term Investments[1]	308,154,762	—	—	308,154,762
Futures Contracts[2]	406,087	—	—	406,087
Total	$16,892,919,424	$—	$1,252,677	$16,894,172,101
*	Level 3 amount shown includes securities determined to have no value at August 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value - unaffiliated (cost $11,835,299,574) including securities on loan of $275,851,290		$16,609,949,171
Collateral invested for securities on loan, at value (cost $283,816,843)		283,816,843
Deposit with broker for futures contracts		3,152,500
Receivables:
Dividends		9,026,523
Fund shares sold		5,178,942
Income from securities on loan		284,115
Variation margin on futures contracts	+	111,649
Total assets		16,911,519,743
Liabilities
Collateral held for securities on loan		283,816,843
Payables:
Investments bought		5,113,307
Management fees	+	531,342
Total liabilities		289,461,492
Net Assets
Total assets		16,911,519,743
Total liabilities	–	289,461,492
Net assets		$16,622,058,251
Net Assets by Source
Capital received from investors		12,496,847,841
Total distributable earnings		4,125,210,410

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,622,058,251		160,300,000		$103.69

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $102,887)		$163,624,585
Securities on loan, net	+	6,778,907
Total investment income		170,403,492
Expenses
Management fees		5,601,300
Total expenses	–	5,601,300
Net investment income		164,802,192
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(203,524,933)
Net realized gains on in-kind redemptions - unaffiliated		835,469,800
Net realized gains on futures contracts	+	5,390,034
Net realized gains		637,334,901
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		4,068,288,111
Net change in unrealized appreciation (depreciation) on futures contracts	+	451,459
Net change in unrealized appreciation (depreciation)	+	4,068,739,570
Net realized and unrealized gains		4,706,074,471
Increase in net assets resulting from operations		$4,870,876,663

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$164,802,192	$126,677,272
Net realized gains		637,334,901	136,600,549
Net change in unrealized appreciation (depreciation)	+	4,068,739,570	276,936,463
Increase in net assets resulting from operations		4,870,876,663	540,214,284
Distributions to Shareholders
Total distributions		($151,607,245)	($120,143,285)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		38,000,000	$3,343,950,196	42,600,000	$2,778,455,384
Shares redeemed	+	(18,700,000)	(1,485,539,714)	(18,650,000)	(1,254,218,652)
Net transactions in fund shares		19,300,000	$1,858,410,482	23,950,000	$1,524,236,732
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		141,000,000	$10,044,378,351	117,050,000	$8,100,070,620
Total increase	+	19,300,000	6,577,679,900	23,950,000	1,944,307,731
End of period		160,300,000	$16,622,058,251	141,000,000	$10,044,378,351

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$57.31	$53.30	$52.71	$45.83	$42.47
Income (loss) from investment operations:
Net investment income (loss)[1]	2.27	1.87	1.66	1.49	1.40
Net realized and unrealized gains (losses)	20.27	3.98	0.48	6.75	3.26
Total from investment operations	22.54	5.85	2.14	8.24	4.66
Less distributions:
Distributions from net investment income	(2.19)	(1.84)	(1.55)	(1.36)	(1.30)
Net asset value at end of period	$77.66	$57.31	$53.30	$52.71	$45.83
Total return	40.15%	11.46%	4.18%	18.21%	11.12%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06% [2]	0.07%	0.07%
Net investment income (loss)	3.27%	3.48%	3.23%	2.99%	3.17%
Portfolio turnover rate[3]	46%	43%	24%	23%	15%
Net assets, end of period (x 1,000)	$27,954,732	$12,693,835	$9,820,959	$8,092,908	$6,040,705

1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of August 31, 2021

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Banks 8.2%
1st Source Corp.	155,288	7,298,536
BancFirst Corp.	166,592	9,422,444
Bank of Hawaii Corp.	359,546	30,133,550
Bank OZK	1,085,312	46,049,788
Banner Corp.	315,254	18,032,529
Cathay General Bancorp	670,731	26,681,679
City Holding Co.	140,622	10,954,454
Comerica, Inc.	1,248,188	92,253,575
CVB Financial Corp.	1,147,262	23,358,254
Federal Agricultural Mortgage Corp., Class C	73,277	7,173,818
Fifth Third Bancorp	6,375,975	247,770,389
First Commonwealth Financial Corp.	862,986	11,667,571
First Horizon Corp.	4,983,555	81,680,467
Heritage Financial Corp.	321,495	8,182,048
Huntington Bancshares, Inc.	13,232,570	205,501,812
International Bancshares Corp.	500,825	20,974,551
KeyCorp	8,689,726	176,575,232
M&T Bank Corp.	1,153,958	161,565,660
Northwest Bancshares, Inc.	1,141,703	14,864,973
Premier Financial Corp.	334,021	10,154,238
Regions Financial Corp.	8,616,723	176,039,651
S&T Bancorp, Inc.	352,859	10,515,198
Stock Yards Bancorp, Inc.	189,026	9,749,961
Synovus Financial Corp.	1,333,132	57,457,989
U.S. Bancorp	12,258,690	703,526,219
Webster Financial Corp.	808,248	40,832,689
Zions Bancorp NA	1,473,509	85,316,171
		2,293,733,446

Capital Goods 13.7%
3M Co.	5,193,708	1,011,422,696
Cummins, Inc.	1,327,356	313,229,469
Emerson Electric Co.	5,381,368	567,734,324
Fastenal Co.	5,151,393	287,705,299
Illinois Tool Works, Inc.	2,584,527	601,832,957
Lockheed Martin Corp.	2,210,623	795,382,155
McGrath RentCorp	216,734	15,123,699
MSC Industrial Direct Co., Inc., Class A	418,466	35,239,022
Snap-on, Inc.	485,822	109,285,659
Watsco, Inc.	294,555	82,010,003
		3,818,965,283

Commercial & Professional Services 0.1%
Ennis, Inc.	232,921	4,520,996
HNI Corp.	386,693	14,651,798
		19,172,794

Consumer Durables & Apparel 1.1%
Hasbro, Inc.	1,145,190	112,583,629
Leggett & Platt, Inc.	1,192,041	57,682,864
Security	Number of Shares	Value ($)
Sturm Ruger & Co., Inc.	157,017	12,277,159
Whirlpool Corp.	563,162	124,757,278
		307,300,930

Diversified Financials 8.2%
Apollo Global Management, Inc.	1,892,250	113,118,705
BlackRock, Inc.	1,266,545	1,194,719,233
Cohen & Steers, Inc.	212,442	18,633,288
Evercore, Inc., Class A	377,006	52,645,118
Federated Hermes, Inc.	843,816	28,546,295
Franklin Resources, Inc.	2,449,319	79,455,909
Janus Henderson Group plc	1,529,833	66,333,559
Lazard Ltd., Class A	1,012,293	47,982,688
Northern Trust Corp.	1,868,087	221,405,671
T. Rowe Price Group, Inc.	2,044,175	457,629,457
		2,280,469,923

Energy 1.6%
ONEOK, Inc.	3,990,951	209,604,746
Valero Energy Corp.	3,663,873	242,951,419
		452,556,165

Food, Beverage & Tobacco 12.7%
Altria Group, Inc.	16,669,525	837,310,241
B&G Foods, Inc. (a)	581,563	17,656,253
Flowers Foods, Inc.	1,768,463	42,673,012
Kellogg Co.	2,281,292	144,040,777
PepsiCo, Inc.	7,550,987	1,180,898,857
The Coca-Cola Co.	19,884,989	1,119,723,730
Tyson Foods, Inc., Class A	2,643,213	207,545,085
		3,549,847,955

Household & Personal Products 1.6%
Kimberly-Clark Corp.	3,031,465	417,766,192
Nu Skin Enterprises, Inc., Class A	456,081	23,086,820
		440,853,012

Insurance 5.3%
Cincinnati Financial Corp.	1,344,646	165,929,317
Employers Holdings, Inc.	255,161	10,504,978
Fidelity National Financial, Inc.	2,610,199	127,456,017
Mercury General Corp.	238,066	14,214,921
Principal Financial Group, Inc.	2,274,494	151,958,944
Prudential Financial, Inc.	3,559,932	376,925,600
Safety Insurance Group, Inc.	125,923	10,238,799
The Allstate Corp.	2,716,343	367,466,881
The Hartford Financial Services Group, Inc.	3,206,353	215,531,049
Unum Group	1,828,669	48,679,169
		1,488,905,675

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

Security	Number of Shares	Value ($)
Materials 3.6%
Amcor plc	14,012,121	180,055,755
International Paper Co.	3,525,523	211,848,677
Neenah, Inc.	149,834	7,550,135
Newmont Corp.	7,178,070	416,256,279
Schweitzer-Mauduit International, Inc.	281,450	10,771,092
Sonoco Products Co.	900,893	58,828,313
Steel Dynamics, Inc.	1,797,143	121,289,181
		1,006,599,432

Media & Entertainment 1.0%
Omnicom Group, Inc.	1,928,899	141,233,985
The Interpublic Group of Cos., Inc.	3,501,932	130,376,928
		271,610,913

Pharmaceuticals, Biotechnology & Life Sciences 12.6%
Amgen, Inc.	4,605,896	1,038,767,725
Merck & Co., Inc.	14,900,445	1,136,754,949
Organon & Co.	2,266,979	76,827,918
Pfizer, Inc.	27,712,302	1,276,705,753
		3,529,056,345

Retailing 5.6%
Best Buy Co., Inc.	2,066,857	240,809,509
Genuine Parts Co.	1,295,089	158,246,925
PetMed Express, Inc.	181,780	5,006,221
The Home Depot, Inc.	3,589,500	1,170,823,110
		1,574,885,765

Semiconductors & Semiconductor Equipment 8.3%
Broadcom, Inc.	2,377,930	1,182,330,575
Texas Instruments, Inc.	5,916,818	1,129,579,725
		2,311,910,300

Software & Services 8.0%
Automatic Data Processing, Inc.	3,838,025	802,300,746
Cass Information Systems, Inc.	106,019	4,779,337
International Business Machines Corp.	7,322,003	1,027,569,901
Paychex, Inc.	2,878,550	329,507,619
The Western Union Co.	3,686,732	79,780,880
		2,243,938,483

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.3%
Cisco Systems, Inc.	20,422,263	1,205,321,962

Telecommunication Services 3.8%
Verizon Communications, Inc.	19,337,912	1,063,585,160
Total Common Stock
(Cost $23,528,257,001)		27,858,713,543

Short-Term Investments 0.1% of net assets

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	20,785,798	20,785,798
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)(c)	14,870,900	14,870,900
Total Short-Term Investments
(Cost $35,656,698)		35,656,698

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	224	50,629,600	1,070,061
S&P Mid-Cap 400 Index, e-mini, expires 09/17/21	117	32,198,400	592,049
Net Unrealized Appreciation			1,662,110
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,502,200.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of August 31, 2021 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$27,858,713,543	$—	$—	$27,858,713,543
Short-Term Investments[1]	35,656,698	—	—	35,656,698
Futures Contracts[2]	1,662,110	—	—	1,662,110
Total	$27,896,032,351	$—	$—	$27,896,032,351
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2021
Assets
Investments in securities, at value — unaffiliated (cost $23,549,042,799) including securities on loan of $14,502,200		$27,879,499,341
Collateral invested for securities on loan, at value (cost $14,870,900)		14,870,900
Deposit with broker for futures contracts		3,840,500
Receivables:
Dividends		72,700,380
Fund shares sold		31,058,630
Income from securities on loan	+	23,745
Total assets		28,001,993,496
Liabilities
Collateral held for securities on loan		14,870,900
Payables:
Investments bought		30,917,362
Management fees		1,348,539
Variation margin on futures contracts	+	124,723
Total liabilities		47,261,524
Net Assets
Total assets		28,001,993,496
Total liabilities	–	47,261,524
Net assets		$27,954,731,972
Net Assets by Source
Capital received from investors		24,146,416,956
Total distributable earnings		3,808,315,016

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$27,954,731,972		359,950,000		$77.66

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2020 through August 31, 2021
Investment Income
Dividends received from securities - unaffiliated		$660,193,445
Securities on loan, net	+	221,408
Total investment income		660,414,853
Expenses
Management fees		11,910,532
Total expenses	–	11,910,532
Net investment income		648,504,321
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(81,741,643)
Net realized gains on in-kind redemptions - unaffiliated		2,093,559,688
Net realized gains on futures contracts	+	8,782,218
Net realized gains		2,020,600,263
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		3,441,628,653
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,013,905)
Net change in unrealized appreciation (depreciation)	+	3,440,614,748
Net realized and unrealized gains		5,461,215,011
Increase in net assets resulting from operations		$6,109,719,332

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	9/1/20-8/31/21		9/1/19-8/31/20
Net investment income		$648,504,321	$386,647,011
Net realized gains		2,020,600,263	596,800,824
Net change in unrealized appreciation (depreciation)	+	3,440,614,748	214,500,332
Increase in net assets resulting from operations		6,109,719,332	1,197,948,167
Distributions to Shareholders
Total distributions		($601,978,825)	($372,797,395)

Transactions in Fund Shares
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		216,000,000	$15,237,717,398	103,250,000	$5,542,147,119
Shares redeemed	+	(77,550,000)	(5,484,560,831)	(66,000,000)	(3,494,422,490)
Net transactions in fund shares		138,450,000	$9,753,156,567	37,250,000	$2,047,724,629
Shares Outstanding and Net Assets
		9/1/20-8/31/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		221,500,000	$12,693,834,898	184,250,000	$9,820,959,497
Total increase	+	138,450,000	15,260,897,074	37,250,000	2,872,875,401
End of period		359,950,000	$27,954,731,972	221,500,000	$12,693,834,898

Schwab U.S. Equity ETFs  |  Annual Report
See financial notes

Schwab U.S. Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab 1000 Index ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of August 31, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2021, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2021, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Risk Factors (continued):
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2021, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.2%	0.1%
Schwab VIT Growth Portfolio	0.2%	0.1%
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.1%	0.0%*
Schwab Target 2020 Index Fund	0.2%	0.0%*
Schwab Target 2025 Index Fund	0.5%	0.1%
Schwab Target 2030 Index Fund	0.9%	0.1%
Schwab Target 2035 Index Fund	0.6%	0.1%
Schwab Target 2040 Index Fund	0.8%	0.2%
Schwab Target 2045 Index Fund	0.5%	0.1%
Schwab Target 2050 Index Fund	0.6%	0.1%
Schwab Target 2055 Index Fund	0.4%	0.1%
Schwab Target 2060 Index Fund	0.4%	0.1%
Schwab Target 2065 Index Fund	0.0%*	0.0%*
*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab U.S. Broad Market ETF	$245,095,212	($56,384,053)
Schwab 1000 Index ETF	27,163,364	(2,752,738)
Schwab U.S. Large-Cap ETF	541,578,726	(127,244,500)
Schwab U.S. Large-Cap Growth ETF	1,686,025,420	(14,412,909)
Schwab U.S. Large-Cap Value ETF	1,564,499,078	(135,403,274)
Schwab U.S. Mid-Cap ETF	515,390,889	(95,384,449)
Schwab U.S. Small-Cap ETF	819,197,633	(72,108,247)
Schwab U.S. Dividend Equity ETF	268,514,331	(7,752,552)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was further amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at August 31, 2021 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2021, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab U.S. Broad Market ETF	$27,007,515	139
Schwab 1000 Index ETF	2,059,131	10
Schwab U.S. Large-Cap ETF	32,604,540	167
Schwab U.S. Large-Cap Growth ETF	9,282,918	75
Schwab U.S. Large-Cap Value ETF	15,470,386	221
Schwab U.S. Mid-Cap ETF	11,653,965	49
Schwab U.S. Small-Cap ETF	24,270,280	246
Schwab U.S. Dividend Equity ETF	46,329,161	221

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Schwab U.S. Equity ETFs
Financial Notes (continued)

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2021, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab U.S. Broad Market ETF	$898,213,616	$819,034,364
Schwab 1000 Index ETF	104,162,051	82,526,370
Schwab U.S. Large-Cap ETF	1,230,313,855	1,154,567,113
Schwab U.S. Large-Cap Growth ETF	1,720,322,586	1,694,847,060
Schwab U.S. Large-Cap Value ETF	1,973,658,976	1,961,280,467
Schwab U.S. Mid-Cap ETF	2,186,981,177	1,967,648,120
Schwab U.S. Small-Cap ETF	2,572,389,994	2,139,589,545
Schwab U.S. Dividend Equity ETF	9,263,622,652	9,098,727,531

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2021, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$1,318,161,430	$715,321,449
Schwab 1000 Index ETF	524,878,364	21,453,143
Schwab U.S. Large-Cap ETF	2,879,044,375	417,305,391
Schwab U.S. Large-Cap Growth ETF	2,680,276,572	2,680,100,172
Schwab U.S. Large-Cap Value ETF	1,380,779,877	591,741,638
Schwab U.S. Mid-Cap ETF	1,527,932,872	884,199,948
Schwab U.S. Small-Cap ETF	3,197,976,054	1,364,697,480
Schwab U.S. Dividend Equity ETF	14,954,787,740	5,317,639,531
For the period ended August 31, 2021, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2021 are disclosed in the funds’ Statements of Operations.

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Schwab U.S. Equity ETFs
Financial Notes (continued)

11. Federal Income Taxes
As of August 31, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF
Tax cost	$12,533,580,174	$1,444,784,987	$19,290,390,296	$8,659,346,703	$7,399,587,763
Gross unrealized appreciation	$10,455,506,472	$676,646,270	$14,377,931,365	$7,999,955,677	$2,700,749,290
Gross unrealized depreciation	(595,761,509)	(32,800,325)	(624,511,325)	(87,455,218)	(186,507,941)
Net unrealized appreciation (depreciation)	$9,859,744,963	$643,845,945	$13,753,420,040	$7,912,500,459	$2,514,241,349

	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Tax cost	$7,076,776,663	$12,246,870,006	$23,626,093,768
Gross unrealized appreciation	$3,239,777,769	$5,473,842,161	$4,475,738,745
Gross unrealized depreciation	(300,208,639)	(826,540,066)	(205,800,162)
Net unrealized appreciation (depreciation)	$2,939,569,130	$4,647,302,095	$4,269,938,583
As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Undistributed ordinary income	$60,616,484	$5,654,381	$90,549,219	$23,364,535	$39,044,236	$31,691,986	$43,669,649	$125,605,858
Net unrealized appreciation (depreciation) on investments	9,859,744,963	643,845,945	13,753,420,040	7,912,500,459	2,514,241,349	2,939,569,130	4,647,302,095	4,269,938,583
Capital loss carryforwards and other losses	(188,735,777)	(15,455,599)	(368,801,288)	(257,365,605)	(442,350,029)	(537,950,940)	(565,761,334)	(587,229,425)
Total	$9,731,625,670	$634,044,727	$13,475,167,971	$7,678,499,389	$2,110,935,556	$2,433,310,176	$4,125,210,410	$3,808,315,016
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, realization for tax purposes of unrealized appreciation or depreciation on futures contracts, partnership investments and non-taxable dividends. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2021, the funds had capital loss carryforwards with no expiration available to offset future net capital gains as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
No expiration	$188,735,777	$15,455,599	$368,801,288	$257,365,605	$442,350,029	$537,950,940	$565,761,334	$587,229,425

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Financial Notes (continued)

11. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Current fiscal year end distributions
Ordinary income	$289,355,570	$21,896,405	$415,722,485	$64,681,390	$222,245,635	$95,570,430	$151,607,245	$601,978,825
Prior fiscal year end distributions
Ordinary income	$300,375,280	$17,831,170	$373,490,030	$73,115,600	$214,669,300	$102,603,225	$120,143,285	$372,797,395
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of August 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2021, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab U.S. Equity ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF (the “Funds”), eight of the funds constituting Schwab Strategic Trust, as of August 31, 2021, and the related statements of operations for the year then ended, the related statements of changes in net assets and the financial highlights for the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended August 31, 2019; except for Schwab 1000 Index ETF, the financial highlights for the year ended August 31, 2019 and for the period from October 11, 2017 through August 31, 2018, were audited by other auditors, whose report, dated October 17, 2019, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 19, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

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Schwab U.S. Equity ETFs
Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended August 31, 2021 qualify for the corporate dividends received deduction:
Schwab U.S. Broad Market ETF	91.05%
Schwab 1000 Index ETF	92.81%
Schwab U.S. Large-Cap ETF	91.85%
Schwab U.S. Large-Cap Growth ETF	98.29%
Schwab U.S. Large-Cap Value ETF	90.67%
Schwab U.S. Mid-Cap ETF	80.12%
Schwab U.S. Small-Cap ETF	80.60%
Schwab U.S. Dividend Equity ETF	100.00%
For the fiscal year ended August 31, 2021, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2022 via IRS form 1099 of the amount for use in preparing their 2021 income tax return.
Schwab U.S. Broad Market ETF	$282,064,101
Schwab 1000 Index ETF	21,471,488
Schwab U.S. Large-Cap ETF	406,612,717
Schwab U.S. Large-Cap Growth ETF	64,109,522
Schwab U.S. Large-Cap Value ETF	216,045,477
Schwab U.S. Mid-Cap ETF	78,227,887
Schwab U.S. Small-Cap ETF	127,038,220
Schwab U.S. Dividend Equity ETF	601,978,825
For the fiscal year ended August 31, 2021, Schwab U.S Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF designate $7,291,469, $424,917, $9,109,768, $571,868, $6,200,158, $13,177,927 and $13,872,785 as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2022 via IRS form 1099 of the amounts for use in preparing their 2021 income tax return.

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Schwab U.S. Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered CSIM’s

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund, supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds and other ETFs that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None

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Schwab U.S. Equity ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Vice President and Assistant Secretary (Oct. 2021 – present), Secretary (Apr. 2011 – Oct. 2021) and Chief Legal Officer (Dec. 2011 – Oct. 2021), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Vice President and Assistant Secretary (Oct. 2021 – present), Secretary (May 2011 – Oct. 2021) and Chief Legal Officer (Nov. 2011 – Oct. 2021), Schwab ETFs.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which includes the largest 2,500 publicly traded U.S. companies and is designed to measure the performance of large- and small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, which includes the 2,500 largest U.S. stocks based on full market capitalization and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index, which is a subset of the Dow Jones U.S. Total Stock Market Index, that is designed to measure the performance of large-cap U.S. equity securities that are classified as “growth” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities that are classified as “value” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Mid-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of mid-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Small-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index  An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.

Schwab U.S. Equity ETFs  |  Annual Report

Schwab U.S. Equity ETFs
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab U.S. Equity ETFs  |  Annual Report

Notes

Notes

Notes

Schwab U.S. Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab International Dividend Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2021 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR57932-11
00264627

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Kimberly S. Patmore and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Ms. Patmore and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of twenty-seven operational series. Twelve series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of the last day of February, one has a fiscal year end of March 31, and seven series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-seven operational series during 2021/2022 and the twenty-five operational series during 2020/2021, based on their respective 2021/2022 and 2020/2021 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees		(c) Tax Fees[1]		(d) All Other Fees
Fiscal Year 2021/2022	Fiscal Year 2020/2021	Fiscal Year 2021/2022	Fiscal Year 2020/2021	Fiscal Year 2021/2022	Fiscal Year 2020/2021	Fiscal Year 2021/2022	Fiscal Year 2020/2021
$468,400	$450,900	$0	$0	$83,700	$77,500	$0	$0

[1]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2021/2022: $3,622,031	2020/2021: $4,263,876

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kiran M. Patel, John F. Cogan, Kimberly S. Patmore, and J. Derek Penn.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	October 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	October 19, 2021

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	October 19, 2021